UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-23304

            Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                             Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                     Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:   August 31

Date of reporting period: February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[NOTE TO FINANCIAL PRINTER: Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) HERE.]

Invesco Semi-Annual Report to Shareholders

February 28, 2019

DEF	Invesco Defensive Equity ETF

ISDX	Invesco RAFITM Strategic Developed ex-US ETF

ISDS	Invesco RAFITM Strategic Developed ex-US Small Company ETF

ISEM	Invesco RAFITM Strategic Emerging Markets ETF

IUS	Invesco RAFITM Strategic US ETF

IUSS	Invesco RAFITM Strategic US Small Company ETF

(Effective after the close of markets on March 15, 2019, after the close of the reporting period, Invesco Strategic Developed ex-US ETF, Invesco Strategic Developed ex-US Small Company ETF, Invesco Strategic Emerging Markets ETF, Invesco Strategic US ETF and Invesco Strategic US Small Company ETF were renamed Invesco RAFITM Strategic Developed ex-US ETF, Invesco RAFITM Strategic Developed ex-US Small Company ETF, Invesco RAFITM Strategic Emerging Markets ETF, Invesco RAFITM Strategic US ETF and Invesco RAFITM Strategic US Small Company ETF, respectively.)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Defensive Equity ETF (DEF)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Health Care	18.3
Industrials	16.9
Information Technology	16.1
Financials	13.0
Consumer Staples	7.2
Consumer Discretionary	6.4
Real Estate	6.0
Utilities	5.8
Materials	5.1
Energy	3.1
Communication Services	1.9
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Communication Services—1.9%
25,453	Omnicom Group, Inc.	$1,926,792
34,500	Verizon Communications, Inc.	1,963,740

		3,890,532

	Consumer Discretionary—6.4%
29,806	Garmin Ltd.	2,502,810
11,335	Home Depot, Inc. (The)	2,098,562
76,468	LKQ Corp.(b)	2,118,163
17,943	Marriott International, Inc., Class A	2,247,720
26,578	NIKE, Inc., Class B	2,278,532
21,835	Yum! Brands, Inc.	2,063,407

		13,309,194

	Consumer Staples—7.2%
43,705	Archer-Daniels-Midland Co.	1,857,462
10,575	Constellation Brands, Inc., Class A	1,788,867
8,670	Costco Wholesale Corp.	1,896,476
43,723	Hormel Foods Corp.(c)	1,895,829
32,379	Kellogg Co.	1,821,643
12,751	McCormick & Co., Inc.	1,733,881
44,816	Mondelez International, Inc., Class A	2,113,523
30,128	Sysco Corp.	2,035,146

		15,142,827

	Energy—3.1%
25,983	Exxon Mobil Corp.	2,053,437
121,696	Kinder Morgan, Inc.	2,331,695
33,077	ONEOK, Inc.	2,125,528

		6,510,660

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials—13.0%
12,713	Aon PLC	$2,180,661
42,183	BB&T Corp.	2,150,068
24,073	Capital One Financial Corp.	2,012,021
24,781	Cincinnati Financial Corp.	2,151,486
10,473	CME Group, Inc.	1,905,144
8,979	Everest Re Group Ltd.	2,030,242
47,717	Hartford Financial Services Group, Inc. (The)	2,355,311
155,276	Huntington Bancshares, Inc.	2,237,527
25,322	Intercontinental Exchange, Inc.	1,953,592
19,551	JPMorgan Chase & Co.	2,040,342
22,578	Nasdaq, Inc.	2,067,468
25,146	Torchmark Corp.	2,076,054
39,402	US Bancorp	2,036,689

		27,196,605

	Health Care—18.3%
27,229	Abbott Laboratories	2,113,515
7,088	Anthem, Inc.	2,131,574
29,480	Baxter International, Inc.	2,203,040
8,387	Becton, Dickinson and Co.	2,086,602
9,511	Cigna Corp.	1,659,099
17,273	Eli Lilly & Co.	2,181,407
14,634	HCA Healthcare, Inc.	2,034,711
46,062	Hologic, Inc.(b)	2,171,823
6,362	Humana, Inc.	1,813,424
16,145	IQVIA Holdings, Inc.(b)	2,261,915
13,427	Johnson & Johnson	1,834,665
14,023	Laboratory Corp. of America Holdings(b)	2,078,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Defensive Equity ETF (DEF) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
20,638	Medtronic PLC	$1,867,739
25,319	Merck & Co., Inc.	2,058,182
17,152	ResMed, Inc.	1,756,879
8,184	Thermo Fisher Scientific, Inc.	2,124,321
7,299	UnitedHealth Group, Inc.	1,767,964
16,340	Varian Medical Systems, Inc.(b)	2,195,442
21,768	Zoetis, Inc.	2,051,199

		38,392,271

	Industrials—16.9%
22,488	Allegion PLC	2,023,021
27,201	AMETEK, Inc.	2,164,656
11,405	Cintas Corp.	2,356,273
14,527	Cummins, Inc.	2,238,466
25,214	Dover Corp.	2,282,623
27,777	Eaton Corp. PLC	2,215,771
27,907	Fortive Corp.	2,276,374
39,288	IHS Markit Ltd.(b)	2,088,943
20,136	Ingersoll-Rand PLC	2,125,556
12,603	Norfolk Southern Corp.	2,259,718
11,494	Raytheon Co.	2,143,631
5,588	TransDigm Group, Inc.(b)	2,425,695
13,407	Union Pacific Corp.	2,248,354
19,517	United Parcel Service, Inc., Class B	2,150,773
16,505	United Technologies Corp.	2,074,183
30,094	Xylem, Inc.	2,273,602

		35,347,639

	Information Technology—16.1%
23,317	Amphenol Corp., Class A	2,191,099
14,148	Automatic Data Processing, Inc.	2,165,069
19,751	Broadridge Financial Solutions, Inc.	1,999,789
17,906	Citrix Systems, Inc.	1,889,083
29,035	Cognizant Technology Solutions Corp., Class A	2,060,904
25,437	Fiserv, Inc.(b)	2,154,260
44,678	FLIR Systems, Inc.	2,298,683
13,646	Gartner, Inc.(b)	1,941,826
16,303	International Business Machines Corp.	2,251,933
14,656	Jack Henry & Associates, Inc.	1,943,825
15,161	Motorola Solutions, Inc.	2,169,842
41,739	Oracle Corp.	2,175,854
28,994	Paychex, Inc.	2,233,118
26,420	TE Connectivity Ltd.	2,168,818
23,033	Total System Services, Inc.	2,174,315
106,530	Western Union Co. (The)	1,903,691

		33,722,109

	Materials—5.1%
12,522	Air Products & Chemicals, Inc.	2,268,736
21,577	Avery Dennison Corp.	2,331,179
40,984	Ball Corp.	2,245,103
14,446	International Flavors & Fragrances, Inc.	1,841,865
23,117	LyondellBasell Industries NV, Class A	1,976,966

		10,663,849

	Real Estate—6.0%
16,287	Alexandria Real Estate Equities, Inc. REIT	2,213,241

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
41,424	Apartment Investment & Management Co., Class A REIT	$2,026,876
71,430	Duke Realty Corp. REIT	2,112,185
31,752	Regency Centers Corp. REIT	2,071,818
11,692	SBA Communications Corp. REIT(b)	2,111,108
10,820	Simon Property Group, Inc. REIT	1,960,151

		12,495,379

	Utilities—5.8%
37,459	CMS Energy Corp.	2,037,769
16,636	DTE Energy Co.	2,055,544
42,125	Exelon Corp.	2,046,854
10,893	NextEra Energy, Inc.	2,044,834
72,643	NiSource, Inc.	1,959,908
37,309	Xcel Energy, Inc.	2,046,772

		12,191,681

	Total Common Stocks & Other Equity Interests (Cost $189,057,500)	208,862,746

	Money Market Fund—0.1%
202,228	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $202,228)	202,228

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $189,259,728)—99.9%	209,064,974

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.2%
419,408	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $419,408)	419,408

	Total Investments in Securities (Cost $189,679,136)—100.1%	209,484,382

	Other assets less liabilities—(0.1)%	(231,053)

	Net Assets—100.0%	$209,253,329

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Strategic Developed ex-US ETF (ISDX)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Industrials	16.3
Consumer Discretionary	12.2
Materials	11.8
Consumer Staples	11.5
Energy	10.8
Communication Services	8.4
Health Care	7.7
Financials	7.2
Utilities	6.7
Information Technology	6.5
Real Estate	0.6
Money Market Funds Plus Other Assets Less Liabilities	0.3

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.7%
	Argentina—0.0%
89	Adecoagro SA(a)	$633

	Australia—5.8%
131	AGL Energy Ltd.	1,977
216	Amcor Ltd.	2,313
573	Aurizon Holdings Ltd.	1,843
1,004	BHP Group Ltd.	26,593
1,099	BHP Group PLC	25,523
84	BlueScope Steel Ltd.	804
182	Boral Ltd.	645
244	Brambles Ltd.	2,041
83	Caltex Australia Ltd.	1,689
118	Coca-Cola Amatil Ltd.	669
280	Coles Group Ltd.(a)	2,257
40	Computershare Ltd.	491
73	Crown Resorts Ltd.	595
21	CSL Ltd.	2,895
162	Downer EDI Ltd.	858
431	Fortescue Metals Group Ltd.	1,858
363	Incitec Pivot Ltd.	870
361	Insurance Australia Group Ltd.	1,888
114	LendLease Group	1,045
441	Medibank Private Ltd.	891
442	Metcash Ltd.	821
461	Mirvac Group REIT	843
357	OceanaGold Corp.	1,149
89	Orica Ltd.	1,118
361	Origin Energy Ltd.	1,890
247	Qantas Airways Ltd.	1,007

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
355	QBE Insurance Group Ltd.	$3,119
21	Ramsay Health Care Ltd.	968
160	Rio Tinto Ltd.	10,946
278	Rio Tinto PLC	16,033
55	Sonic Healthcare Ltd.	944
750	South32 Ltd.	2,086
168	Tabcorp Holdings Ltd.	564
4,806	Telstra Corp. Ltd.	10,702
49	Treasury Wine Estates Ltd.	522
280	Wesfarmers Ltd.	6,610
303	Woolworths Group Ltd.	6,180
36	WorleyParsons Ltd.	382

		143,629

	Austria—0.2%
19	ANDRITZ AG	950
20	Verbund AG(b)	964
22	Vienna Insurance Group AG Wiener Versicherung Gruppe	531
36	voestalpine AG	1,116
22	Wienerberger AG	498

		4,059

	Belgium—1.0%
3	Ackermans & van Haaren NV	473
234	Anheuser-Busch InBev SA/NV	18,265
12	Colruyt SA	857
14	Groupe Bruxelles Lambert SA	1,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Strategic Developed ex-US ETF (ISDX) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Belgium (continued)
15	Solvay SA	$1,681
13	UCB SA	1,091
21	Umicore SA	909

		24,624

	Canada—14.3%
54	Aecon Group, Inc.	753
68	Agnico Eagle Mines Ltd.	2,890
417	Aimia, Inc.(a)	1,203
276	Air Canada(a)	6,939
170	Alamos Gold, Inc., Class A	821
282	Alimentation Couche-Tard, Inc., Class B	15,881
95	AltaGas Ltd.	1,275
173	ARC Resources Ltd.	1,306
77	Atco Ltd., Class I	2,589
305	B2Gold Corp.(a)	959
543	Barrick Gold Corp.	6,844
87	BCE, Inc.	3,866
515	Bombardier, Inc., Class B(a)	1,095
423	Brookfield Asset Management, Inc., Class A	19,091
77	CAE, Inc.	1,622
102	Cameco Corp.	1,183
197	Canadian National Railway Co.	16,891
397	Canadian Natural Resources Ltd.	11,268
32	Canadian Pacific Railway Ltd.	6,607
39	Canadian Solar, Inc.(a)	962
38	Canadian Tire Corp. Ltd., Class A	4,190
88	Canadian Utilities Ltd., Class A	2,338
33	Canfor Corp.(a)	354
85	Cascades, Inc.	569
33	CCL Industries, Inc., Class B	1,347
149	Celestica, Inc.(a)	1,370
728	Cenovus Energy, Inc.	6,666
169	Centerra Gold, Inc.(a)	880
97	CGI, Inc.(a)	6,498
96	Chorus Aviation, Inc.	551
128	CI Financial Corp.	1,808
33	Cineplex, Inc.	643
2	Constellation Software, Inc.	1,707
123	Detour Gold Corp.(a)	1,244
58	Dollarama, Inc.	1,569
52	Dorel Industries, Inc., Class B	664
121	Emera, Inc.	4,302
258	Empire Co. Ltd., Class A	5,989
785	Enbridge, Inc.	29,016
289	Encana Corp.	2,120
53	Enerflex Ltd.	805
70	Enerplus Corp.	617
16	Fairfax Financial Holdings Ltd.	7,915
66	Finning International, Inc.	1,229
104	George Weston Ltd.	7,407
118	Gibson Energy, Inc.	1,908
95	Gildan Activewear, Inc.	3,395
193	Hudbay Minerals, Inc.	1,297
306	Hudson’s Bay Co.	1,805
182	Husky Energy, Inc.	2,022
197	Hydro One Ltd.(c)	3,089

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
213	IAMGOLD Corp.(a)	$713
127	Imperial Oil Ltd.	3,436
54	Intact Financial Corp.	4,510
135	Inter Pipeline Ltd.	2,169
33	Interfor Corp.(a)	371
68	Keyera Corp.	1,668
844	Kinross Gold Corp.(a)	2,813
38	Kirkland Lake Gold Ltd.	1,388
30	Linamar Corp.	1,179
145	Loblaw Cos. Ltd.	7,216
263	Magna International, Inc.	13,867
48	Maple Leaf Foods, Inc.	1,011
77	Martinrea International, Inc.	717
163	MEG Energy Corp.(a)	668
35	Methanex Corp.	1,968
117	Metro, Inc.	4,394
19	NFI Group, Inc.	499
34	Norbord, Inc.	878
27	North West Co., Inc. (The)	659
79	Onex Corp.	4,748
66	Open Text Corp.	2,500
48	Pan American Silver Corp.	641
74	Parkland Fuel Corp.	2,069
141	Pembina Pipeline Corp.	5,156
151	Peyto Exploration & Development Corp.	870
161	Precision Drilling Corp.(a)	406
125	Restaurant Brands International, Inc.	7,899
21	Ritchie Bros Auctioneers, Inc.	777
37	Rogers Communications, Inc., Class B	2,043
34	Russel Metals, Inc.	620
75	Saputo, Inc.	2,442
137	Seven Generations Energy Ltd., Class A(a)	1,001
40	Shaw Communications, Inc., Class B	824
30	ShawCor Ltd.	471
55	SNC-Lavalin Group, Inc.	1,518
14	Spin Master Corp.(a)(c)	476
50	Stantec, Inc.	1,229
28	Stars Group, Inc. (The)(a)	466
662	Suncor Energy, Inc.	22,801
82	Superior Plus Corp., Class Common Subscription Receipt	704
378	Teck Resources Ltd., Class B	8,464
53	TELUS Corp.	1,924
50	TFI International, Inc.	1,539
138	Thomson Reuters Corp.	7,498
18	Toromont Industries Ltd.	936
127	Tourmaline Oil Corp.	1,926
325	TransAlta Corp.	1,977
42	Transcontinental, Inc., Class A	604
36	Vermilion Energy, Inc.	920
24	West Fraser Timber Co. Ltd.	1,180
139	WestJet Airlines Ltd.	2,202
40	WSP Global, Inc.	2,117

		350,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Strategic Developed ex-US ETF (ISDX) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Chile—0.1%
301	Lundin Mining Corp.	$1,527

	Colombia—0.1%
161	Gran Tierra Energy, Inc.(a)	363
16	Millicom International Cellular SA SDR	964

		1,327

	Denmark—1.2%
6	AP Moller—Maersk A/S, Class B	8,095
23	Carlsberg A/S, Class B	2,789
9	Coloplast A/S, Class B	898
14	DSV A/S	1,166
221	Novo Nordisk A/S, Class B	10,855
22	Novozymes A/S, Class B(b)	1,000
19	Pandora A/S	998
33	Vestas Wind Systems A/S	2,750

		28,551

	Finland—0.9%
16	Elisa Oyj	672
80	Fortum Oyj	1,778
24	Kesko Oyj, Class B	1,434
43	Kone Oyj, Class B(b)	2,104
21	Metso Oyj	713
14	Neste Oyj	1,347
775	Nokia Oyj	4,691
18	Nokian Renkaat Oyj	638
18	Orion Oyj, Class B	644
94	Outokumpu Oyj	375
64	Sampo Oyj, Class A	3,084
111	Stora Enso Oyj, Class R	1,490
82	UPM-Kymmene Oyj	2,476
45	Wartsila Oyj Abp(b)	732

		22,178

	France—8.6%
269	Air France-KLM(a)	3,325
49	Air Liquide SA	6,118
67	Airbus SE	8,667
30	Alstom SA	1,306
12	Arkema SA	1,211
13	Atos SE	1,250
166	Bollore SA	739
75	Bouygues SA	2,840
30	Bureau Veritas SA	718
18	Capgemini SE	2,156
345	Carrefour SA	7,071
62	Casino Guichard Perrachon SA(b)	3,282
147	Cie de Saint-Gobain	5,299
38	Cie Generale des Etablissements Michelin SCA	4,565
37	Criteo SA ADR(a)	1,004
70	Danone SA	5,287
5	Dassault Systemes SE	732
21	Eiffage SA	2,051
200	Electricite de France SA	2,908
35	Elior Group SA(c)	505
24	Elis SA	377
929	Engie SA	14,017

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
15	EssilorLuxottica SA	$1,818
8	Eurazeo SE	602
16	Faurecia SA	764
4	Iliad SA	417
4	Kering SA	2,187
67	Lagardere SCA	1,736
23	Legrand SA	1,519
17	LVMH Moet Hennessy Louis Vuitton SE	5,846
643	Orange SA	9,841
17	Pernod Ricard SA	2,931
212	Peugeot SA	5,398
32	Publicis Groupe SA	1,776
136	Rallye SA	1,837
54	Renault SA	3,703
126	Rexel SA	1,572
9	Rubis SCA	533
31	Safran SA	4,232
270	Sanofi	22,597
89	Schneider Electric SE	6,934
69	SCOR SE	3,111
19	Sodexo SA(b)	2,089
37	SPIE SA	589
142	Suez	1,817
4	Teleperformance	715
11	Thales SA	1,356
601	TOTAL SA	34,211
41	Valeo SA	1,296
112	Vallourec SA(a)(b)	303
188	Veolia Environnement SA	4,132
91	Vinci SA	8,696
6	Wendel SA	758

		210,744

	Germany—6.1%
13	adidas AG	3,162
13	Aurubis AG	716
173	BASF SE	13,197
109	Bayer AG	8,723
6	Beiersdorf AG	557
16	Bilfinger SE(b)	620
27	Brenntag AG	1,340
223	CECONOMY AG(a)	1,257
17	Continental AG	2,787
25	Covestro AG(c)	1,427
246	Daimler AG	14,751
95	Deutsche Lufthansa AG	2,429
189	Deutsche Post AG	5,880
861	Deutsche Telekom AG	14,201
1,058	E.ON SE	11,668
31	Freenet AG	654
61	Fresenius SE & Co. KGaA	3,433
12	FUCHS PETROLUB SE (Preference Shares)	537
28	GEA Group AG	672
15	Hannover Rueck SE	2,238
31	HeidelbergCement AG	2,282
41	Henkel AG & Co. KGaA (Preference Shares)	4,101
5	HOCHTIEF AG	794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Strategic Developed ex-US ETF (ISDX) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Germany (continued)
9	HUGO BOSS AG	$666
68	Infineon Technologies AG	1,495
49	K+S AG	935
7	KION Group AG	399
16	LANXESS AG	868
9	Leoni AG	246
42	Merck KGaA	4,342
49	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,555
17	OSRAM Licht AG(b)	737
28	Porsche Automobil Holding SE (Preference Shares)	1,869
66	ProSiebenSat.1 Media SE	1,205
6	Rheinmetall AG	642
291	RWE AG	7,111
15	Salzgitter AG	459
102	Schaeffler AG (Preference Shares)	936
133	Siemens AG	14,559
8	Symrise AG	706
188	Telefonica Deutschland Holding AG	618
132	thyssenkrupp AG	1,977
80	TUI AG	854
9	United Internet AG	328

		149,933

	Ghana—0.0%
286	Tullow Oil PLC(a)	839

	Hong Kong—1.6%
1,443	AIA Group Ltd.	14,430
665	CK Hutchison Holdings Ltd.	7,078
317	CLP Holdings Ltd.	3,756
1,537	First Pacific Co. Ltd.	623
717	HKT Trust & HKT Ltd.	1,120
648	Hong Kong & China Gas Co. Ltd.	1,501
33	Jardine Matheson Holdings Ltd.	2,262
135	Kerry Properties Ltd.	564
3,172	Li & Fung Ltd.	554
101	Melco Resorts & Entertainment Ltd. ADR	2,327
236	MTR Corp. Ltd.	1,356
1,180	PCCW Ltd.	709
166	Swire Pacific Ltd., Class A	1,974
112	Techtronic Industries Co. Ltd.	748
1,730	WH Group Ltd.(c)	1,536

		40,538

	Indonesia—0.0%
2,792	Golden Agri-Resources Ltd.	568

	Ireland—0.2%
34	James Hardie Industries PLC CDI	427
11	Kerry Group PLC, Class A	1,133
27	Ryanair Holdings PLC ADR(a)	2,013
40	Smurfit Kappa Group PLC	1,136

		4,709

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Israel—0.2%
41	Check Point Software Technologies Ltd.(a)	$5,014
7	Mellanox Technologies Ltd.(a)	752

		5,766

	Italy—1.6%
379	A2A SpA	672
2,546	Enel SpA	15,423
896	Eni SpA	15,473
174	Hera SpA	581
176	Mediaset SpA(a)(b)	561
236	Saipem SpA(a)	1,227
141	Societa Cattolica di Assicurazioni SC	1,315
6,267	Telecom Italia SpA(a)	3,824
268	UnipolSai Assicurazioni SpA	670

		39,746

	Japan—20.3%
249	Aeon Co. Ltd.	5,247
56	AGC, Inc.	1,942
31	Air Water, Inc.	495
45	Aisin Seiki Co. Ltd.	1,756
85	Ajinomoto Co., Inc.	1,286
69	Alfresa Holdings Corp.	1,999
37	Alps Alpine Co. Ltd.	727
65	Amada Holdings Co. Ltd.	684
29	ANA Holdings, Inc.	1,076
43	Asahi Group Holdings Ltd.	1,857
213	Asahi Kasei Corp.	2,323
23	Bandai Namco Holdings, Inc.	979
150	Bridgestone Corp.	5,919
44	Brother Industries Ltd.	804
200	Canon, Inc.	5,751
21	Central Japan Railway Co.	4,711
260	Chubu Electric Power Co., Inc.	4,093
122	Chugoku Electric Power Co., Inc. (The)	1,586
32	Cosmo Energy Holdings Co. Ltd.	674
87	Dai Nippon Printing Co. Ltd.	2,015
62	Daicel Corp.	653
64	Daiichi Sankyo Co. Ltd.	2,396
24	Daikin Industries Ltd.	2,607
11	Daito Trust Construction Co. Ltd.	1,525
98	Daiwa House Industry Co. Ltd.	3,033
16	Denka Co. Ltd.	482
94	Denso Corp.	4,038
36	Dentsu, Inc.	1,504
21	DIC Corp.	668
59	East Japan Railway Co.	5,650
20	Eisai Co. Ltd.	1,652
48	Electric Power Development Co. Ltd.	1,200
24	FamilyMart UNY Holdings Co. Ltd.	684
15	FANUC Corp.	2,485
3	Fast Retailing Co. Ltd.	1,406
22	Fuji Electric Co. Ltd.	692
98	FUJIFILM Holdings Corp.	4,394
91	Fujikura Ltd.	385
17	Furukawa Electric Co. Ltd.	522
37	H2O Retailing Corp.	506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Strategic Developed ex-US ETF (ISDX) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
45	Hakuhodo DY Holdings, Inc.	$690
41	Hankyu Hanshin Holdings, Inc.	1,488
21	Hanwa Co. Ltd.	625
63	Haseko Corp.	787
78	Hino Motors Ltd.	717
289	Hitachi Ltd.	8,658
58	Hitachi Metals Ltd.	591
102	Hokkaido Electric Power Co., Inc.	651
81	Hokuriku Electric Power Co.(a)	688
516	Honda Motor Co. Ltd.	14,615
38	Hoya Corp.	2,323
38	Ibiden Co. Ltd.	539
58	Idemitsu Kosan Co. Ltd.	2,058
37	IHI Corp.	976
250	Inpex Corp.	2,432
110	Isetan Mitsukoshi Holdings Ltd.	1,093
123	Isuzu Motors Ltd.	1,763
334	ITOCHU Corp.	5,995
62	J Front Retailing Co. Ltd.(b)	687
31	Japan Airlines Co. Ltd.	1,132
570	Japan Display, Inc.(a)(b)	364
160	Japan Tobacco, Inc.	4,072
173	JFE Holdings, Inc.	3,017
31	JGC Corp.	451
62	JTEKT Corp.	769
1,338	JXTG Holdings, Inc.	6,258
101	Kajima Corp.	1,495
11	Kaneka Corp.	430
36	Kanematsu Corp.	424
270	Kansai Electric Power Co., Inc. (The)	4,040
41	Kao Corp.	3,103
48	Kawasaki Heavy Industries Ltd.	1,233
47	Kawasaki Kisen Kaisha Ltd.(a)	664
317	KDDI Corp.	7,656
13	Keio Corp.	764
2	Keyence Corp.	1,167
34	Kintetsu Group Holdings Co. Ltd.	1,536
110	Kirin Holdings Co. Ltd.	2,459
186	Kobe Steel Ltd.	1,472
9	Koito Manufacturing Co. Ltd.	521
117	Komatsu Ltd.	2,870
141	Konica Minolta, Inc.	1,368
44	K’s Holdings Corp.	405
64	Kuraray Co. Ltd.	859
58	Kyocera Corp.	3,200
155	Kyushu Electric Power Co., Inc.	1,843
10	Lawson, Inc.	606
17	Makita Corp.	602
836	Marubeni Corp.	5,968
244	Mazda Motor Corp.	2,866
78	Medipal Holdings Corp.	1,819
16	MEIJI Holdings Co. Ltd.	1,268
44	MinebeaMitsumi, Inc.	706
409	Mitsubishi Chemical Holdings Corp.	3,020
372	Mitsubishi Corp.	10,490
113	Mitsubishi Estate Co. Ltd.	1,942
56	Mitsubishi Materials Corp.	1,539

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
172	Mitsubishi Motors Corp.	$966
37	Mitsubishi Tanabe Pharma Corp.	534
529	Mitsui & Co. Ltd.	8,316
47	Mitsui Chemicals, Inc.	1,145
40	Mitsui E&S Holdings Co. Ltd.(a)	441
104	Mitsui Fudosan Co. Ltd.	2,464
13	Mitsui Mining & Smelting Co. Ltd.	315
60	Mitsui OSK Lines Ltd.	1,407
194	MS&AD Insurance Group Holdings, Inc.	5,826
18	Murata Manufacturing Co. Ltd.	2,801
34	Nagase & Co. Ltd.	501
36	Nagoya Railroad Co. Ltd.	991
107	NEC Corp.	3,571
42	NGK Insulators Ltd.	641
26	NH Foods Ltd.	949
65	NHK Spring Co. Ltd.	605
67	Nikon Corp.	1,015
4	Nintendo Co. Ltd.	1,094
24	Nippon Electric Glass Co. Ltd.	649
21	Nippon Express Co. Ltd.	1,239
61	Nippon Paper Industries Co. Ltd.	1,216
56	Nippon Sheet Glass Co. Ltd.	464
313	Nippon Steel & Sumitomo Metal Corp.	5,633
424	Nippon Telegraph & Telephone Corp.	18,286
94	Nippon Yusen K.K.	1,482
879	Nissan Motor Co. Ltd.	7,599
46	Nisshinbo Holdings, Inc.	393
4	Nitori Holdings Co. Ltd.	499
22	Nitto Denko Corp.	1,174
26	Nomura Real Estate Holdings, Inc.	493
13	Nomura Research Institute Ltd.	529
81	NSK Ltd.	744
128	NTN Corp.	401
128	NTT Data Corp.	1,399
235	NTT DoCoMo, Inc.	5,471
182	Obayashi Corp.	1,774
35	Odakyu Electric Railway Co. Ltd.	818
231	OJI Holdings Corp.	1,374
25	Omron Corp.	1,079
27	Ono Pharmaceutical Co. Ltd.	555
8	Oriental Land Co. Ltd.	879
325	ORIX Corp.	4,706
102	Osaka Gas Co. Ltd.	2,089
51	Otsuka Holdings Co. Ltd.	2,127
12	Pan Pacific International Holdings Corp.	716
514	Panasonic Corp.	4,733
119	Rakuten, Inc.	936
266	Ricoh Co. Ltd.	2,700
12	Rohm Co. Ltd.	758
28	Secom Co. Ltd.	2,420
32	Sega Sammy Holdings, Inc.	373
42	Seibu Holdings, Inc.	746
63	Seiko Epson Corp.	931
36	Seino Holdings Co. Ltd.	508
79	Sekisui Chemical Co. Ltd.	1,240
147	Sekisui House Ltd.	2,210
158	Seven & i Holdings Co. Ltd.	6,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Strategic Developed ex-US ETF (ISDX) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
55	Shikoku Electric Power Co., Inc.	$693
5	Shimano, Inc.	759
126	Shimizu Corp.	1,107
35	Shin-Etsu Chemical Co. Ltd.	2,915
24	Shionogi & Co. Ltd.	1,534
16	Shiseido Co. Ltd.	1,056
24	Showa Denko K.K.	894
68	Showa Shell Sekiyu K.K.	1,020
4	SMC Corp.	1,392
153	SoftBank Group Corp.	14,129
437	Sojitz Corp.	1,606
80	Sompo Holdings, Inc.	2,987
230	Sony Corp.	11,035
17	Stanley Electric Co. Ltd.	489
131	Subaru Corp.	3,326
468	Sumitomo Chemical Co. Ltd.	2,321
328	Sumitomo Corp.	4,716
41	Sumitomo Forestry Co. Ltd.	534
25	Sumitomo Heavy Industries Ltd.	856
38	Sumitomo Metal Mining Co. Ltd.	1,114
49	Sumitomo Rubber Industries Ltd.	630
19	Suntory Beverage & Food Ltd.	838
64	Suzuki Motor Corp.	3,278
32	Taiheiyo Cement Corp.	1,094
37	Taisei Corp.	1,748
6	Taisho Pharmaceutical Holdings Co. Ltd.	607
55	Takashimaya Co. Ltd.	724
183	Takeda Pharmaceutical Co. Ltd.	7,347
21	TDK Corp.	1,641
51	Teijin Ltd.	855
19	Terumo Corp.	1,164
36	Tobu Railway Co. Ltd.	1,006
19	Toho Gas Co. Ltd.	864
26	Toho Holdings Co. Ltd.(b)	658
225	Tohoku Electric Power Co., Inc.	2,951
163	Tokio Marine Holdings, Inc.	7,945
1,440	Tokyo Electric Power Co. Holdings, Inc.(a)	8,977
11	Tokyo Electron Ltd.	1,497
126	Tokyo Gas Co. Ltd.	3,469
85	Tokyu Corp.	1,441
116	Tokyu Fudosan Holdings Corp.	641
91	Toppan Printing Co. Ltd.	1,449
301	Toray Industries, Inc.	2,097
147	Toshiba Corp.	4,609
55	Tosoh Corp.	812
54	Toyo Seikan Group Holdings Ltd.	1,141
31	Toyota Industries Corp.	1,590
570	Toyota Motor Corp.	34,291
95	Toyota Tsusho Corp.	3,017
28	Ube Industries Ltd.	635
28	Unicharm Corp.	892
35	West Japan Railway Co.	2,638
10	Yakult Honsha Co. Ltd.	671
228	Yamada Denki Co. Ltd.	1,102
12	Yamaha Corp.	591
49	Yamaha Motor Co. Ltd.	993

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
57	Yamato Holdings Co. Ltd.	$1,484
31	Yamazaki Baking Co. Ltd.	531
26	Yokohama Rubber Co. Ltd. (The)	530

		498,982

	Luxembourg—0.4%
185	ArcelorMittal	4,257
21	Orion Engineered Carbons SA	585
61	Tenaris SA	815
103	Ternium SA ADR	2,972

		8,629

	Macau—0.1%
164	Galaxy Entertainment Group Ltd.	1,165
501	SJM Holdings Ltd.	565

		1,730

	Mongolia—0.0%
457	Turquoise Hill Resources Ltd.(a)	782

	Netherlands—3.3%
32	Akzo Nobel NV	2,905
147	Altice Europe NV(a)	332
17	ASML Holding NV	3,119
24	Boskalis Westminster NV	676
6	Cimpress NV(a)	495
111	Exor NV	6,838
37	Fugro NV CVA(a)	420
11	Gemalto NV(a)	638
27	Heineken NV	2,724
326	Koninklijke Ahold Delhaize NV	8,417
114	Koninklijke BAM Groep NV	465
22	Koninklijke DSM NV	2,365
879	Koninklijke KPN NV	2,714
128	Koninklijke Philips NV	5,101
84	NXP Semiconductors NV	7,671
28	Randstad NV	1,497
1,081	Royal Dutch Shell PLC, Class A	33,764
29	Wolters Kluwer NV	1,915

		82,056

	New Zealand—0.1%
252	Fletcher Building Ltd.(a)	840
393	Spark New Zealand Ltd.	999

		1,839

	Norway—0.3%
93	Gjensidige Forsikring ASA	1,669
50	Mowi ASA(b)	1,155
280	Norsk Hydro ASA	1,161
136	Orkla ASA	1,073
47	Yara International ASA	1,980

		7,038

	Portugal—0.2%
844	EDP-Energias de Portugal SA	3,099
53	Jeronimo Martins SGPS SA	800

		3,899

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Strategic Developed ex-US ETF (ISDX) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Russia—0.4%
2,661	VEON Ltd. ADR	$6,679
55	X5 Retail Group NV GDR(c)	1,391
34	Yandex NV, Class A(a)	1,170

		9,240

	Singapore—0.3%
618	Genting Singapore Ltd.	466
31	Jardine Cycle & Carriage Ltd.	765
282	Sembcorp Industries Ltd.	547
162	Singapore Airlines Ltd.	1,200
235	Singapore Technologies Engineering Ltd.	650
1,275	Singapore Telecommunications Ltd.	2,850
648	Wilmar International Ltd.	1,535

		8,013

	South Africa—0.2%
231	Anglo American PLC	6,156

	South Korea—4.5%
2	CJ CheilJedang Corp.	573
8	CJ Corp.	889
1	CJ Corp. (Preference Shares)(a)(d)	44
11	Daelim Industrial Co. Ltd.	915
23	DB Insurance Co. Ltd.	1,483
49	Doosan Heavy Industries & Construction Co. Ltd.(a)	361
3	E-MART, Inc.	480
14	GS Engineering & Construction Corp.	533
18	GS Holdings Corp.	858
18	Hankook Tire Co. Ltd.	684
32	Hanwha Chemical Corp.	666
91	Hanwha Corp.	2,601
3	Hyosung Corp.	200
19	Hyundai Heavy Industries Co. Ltd.(a)	2,222
37	Hyundai Marine & Fire Insurance Co. Ltd.	1,240
15	Hyundai Mobis Co. Ltd.	2,941
53	Hyundai Motor Co.	5,961
32	Hyundai Steel Co.	1,418
125	Kia Motors Corp.	4,062
26	Korea Gas Corp.	1,158
32	Korean Air Lines Co. Ltd.(a)	1,047
49	Korean Reinsurance Co.	395
130	KT Corp. ADR(a)	1,738
14	KT&G Corp.	1,313
7	LG Chem Ltd.	2,430
17	LG Corp.	1,134
137	LG Display Co. Ltd.(a)	2,589
36	LG Electronics, Inc.	2,257
87	LG Uplus Corp.	1,160
3	Lotte Chemical Corp.	851
6	Lotte Shopping Co. Ltd.	1,019
8	LS Corp.	430
5	NAVER Corp.	591
27	POSCO	6,314
11	Samsung C&T Corp.	1,130
8	Samsung Electro-Mechanics Co. Ltd.	761
930	Samsung Electronics Co. Ltd.	37,293
9	Samsung Fire & Marine Insurance Co. Ltd.	2,413

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
138	Samsung Heavy Industries Co. Ltd.(a)	$1,124
6	Samsung SDI Co. Ltd.	1,267
9	SK Holdings Co. Ltd.	2,181
68	SK Hynix, Inc.	4,232
22	SK Innovation Co. Ltd.	3,677
160	SK Networks Co. Ltd.	839
12	SK Telecom Co. Ltd.	2,779
10	S-Oil Corp.	889

		111,142

	Spain—2.3%
8	Acciona SA	778
103	ACS Actividades de Construccion y Servicios SA	4,572
6	Aena SME SA(c)	1,072
25	Amadeus IT Group SA	1,885
275	Distribuidora Internacional de Alimentacion SA	179
144	Endesa SA	3,632
82	Ferrovial SA	1,892
34	Grifols SA	885
1,424	Iberdrola SA	11,921
85	Industria de Diseno Textil SA	2,569
446	Mapfre SA	1,261
90	Naturgy Energy Group SA	2,446
72	Red Electrica Corp. SA	1,558
396	Repsol SA	6,820
1,830	Telefonica SA	15,814

		57,284

	Sweden—1.4%
29	Alfa Laval AB	635
78	Assa Abloy AB, Class B	1,614
74	Atlas Copco AB, Class A	2,006
34	Boliden AB	931
62	Electrolux AB, Series B	1,623
72	Getinge AB, Class B	852
221	Hennes & Mauritz AB, Class B	3,347
23	Holmen AB, Class B	486
73	Husqvarna AB, Class B	599
21	ICA Gruppen AB	808
43	NCC AB, Class B(b)	645
179	Ratos AB, Class B	392
117	Sandvik AB	1,924
65	Securitas AB, Class B	1,020
101	Skanska AB, Class B	1,823
71	SKF AB, Class B	1,196
154	SSAB AB, Class A	604
18	Swedish Match AB	844
103	Tele2 AB, Class B	1,357
762	Telefonaktiebolaget LM Ericsson, Class B	6,979
31	Trelleborg AB, Class B	510
307	Volvo AB, Class B	4,523

		34,718

	Switzerland—6.2%
309	ABB Ltd.	6,131
50	Adecco Group AG	2,603
228	Aryzta AG(a)	261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Strategic Developed ex-US ETF (ISDX) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland (continued)
52	Cie Financiere Richemont SA	$3,990
26	Clariant AG(a)	560
23	Coca-Cola HBC AG(a)	776
35	GAM Holding AG	139
3	Geberit AG	1,200
1	Georg Fischer AG	888
1	Givaudan SA	2,506
3,595	Glencore PLC	14,534
8	Kuehne + Nagel International AG	1,046
93	LafargeHolcim Ltd.(a)	4,612
4	Lonza Group AG(a)	1,114
426	Nestle SA	38,640
361	Novartis AG	32,991
5	Panalpina Welttransport Holding AG	781
10	Pargesa Holding SA-BR	823
1	Partners Group Holding AG	725
100	Roche Holding AG	27,836
10	Schindler Holding AG-PC	2,264
9	Sika AG	1,220
4	Sonova Holding AG	749
65	STMicroelectronics NV	1,065
6	Swatch Group AG (The)-BR	1,780
5	Swisscom AG	2,319

		151,553

	United Kingdom—13.7%
24	Admiral Group PLC	697
20	Ashtead Group PLC	533
45	Associated British Foods PLC	1,343
142	AstraZeneca PLC	11,595
475	BAE Systems PLC	2,944
187	Barratt Developments PLC	1,490
127	BBA Aviation PLC	411
73	Beazley PLC	532
14	Bellway PLC	563
18	Berkeley Group Holdings PLC (The)	946
6,189	BP PLC	43,992
257	British American Tobacco PLC	9,430
2,707	BT Group PLC	7,730
42	Bunzl PLC	1,326
50	Burberry Group PLC	1,257
600	Capita PLC(a)	990
3,159	Centrica PLC	5,231
407	Cobham PLC(a)	637
88	Coca-Cola European Partners PLC	4,148
227	Compass Group PLC	5,027
9	Croda International PLC	576
57	Daily Mail & General Trust PLC NV, Class A	484
17	DCC PLC	1,475
183	Diageo PLC	7,092
384	Direct Line Insurance Group PLC	1,822
329	Dixons Carphone PLC	581
156	Drax Group PLC	757
145	DS Smith PLC	647
94	Experian PLC	2,455
695	Firstgroup PLC(a)	826
353	G4S PLC	986

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
757	GlaxoSmithKline PLC	$15,077
40	Hiscox Ltd.	851
36	IMI PLC	453
177	Imperial Brands PLC	5,910
137	Inchcape PLC	1,030
80	Informa PLC	750
148	Inmarsat PLC	787
20	InterContinental Hotels Group PLC	1,200
86	International Consolidated Airlines Group SA	685
11	Intertek Group PLC	744
645	ITV PLC	1,125
827	J Sainsbury PLC	2,519
94	John Wood Group PLC(b)	651
44	Johnson Matthey PLC	1,810
819	Kingfisher PLC	2,637
649	Liberty Global PLC, Series C(a)	16,478
297	Man Group PLC	546
32	Manchester United PLC, Class A	644
698	Marks & Spencer Group PLC	2,535
151	Meggitt PLC	1,083
529	Melrose Industries PLC	1,224
117	Merlin Entertainments PLC(c)	563
64	Mondi PLC	1,471
909	National Grid PLC	10,252
27	Next PLC	1,827
82	Nomad Foods Ltd.(a)	1,648
199	Pearson PLC	2,239
75	Pennon Group PLC	776
41	Persimmon PLC	1,327
103	Petrofac Ltd.	586
1,211	Prudential PLC	25,611
74	Reckitt Benckiser Group PLC	5,676
599	RELX PLC	13,775
352	Rolls-Royce Holdings PLC	4,471
285	Royal Mail PLC	1,072
176	RSA Insurance Group PLC	1,196
857	Saga PLC	1,380
110	Sage Group PLC (The)	967
94	Smith & Nephew PLC	1,796
51	Smiths Group PLC	970
331	SSE PLC	5,233
80	Subsea 7 SA	979
106	Tate & Lyle PLC	980
502	Taylor Wimpey PLC	1,211
2,747	Tesco PLC	8,258
556	Thomas Cook Group PLC	224
73	Travis Perkins PLC	1,394
269	Unilever NV CVA	14,570
305	Unilever PLC	16,260
13,442	Vodafone Group PLC	24,008
25	Weir Group PLC (The)	545
22	Whitbread PLC	1,420
170	William Hill PLC	424
855	WM Morrison Supermarkets PLC	2,617
301	WPP PLC	3,306

		336,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Strategic Developed ex-US ETF (ISDX) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United States—4.1%
74	Aon PLC	$12,693
70	Aptiv PLC	5,818
10	Atlassian Corp. PLC, Class A(a)	1,075
52	BrightSphere Investment Group PLC	736
38	BRP, Inc.	1,137
59	Capri Holdings Ltd.(a)	2,690
105	Carnival PLC	5,888
72	Constellium NV, Class A(a)	681
4	Core Laboratories NV	259
68	Cott Corp.	1,021
483	Flex Ltd.(a)	5,091
38	Garmin Ltd.	3,191
132	IHS Markit Ltd.(a)	7,018
51	International Game Technology PLC	880
11	LivaNova PLC(a)	1,025
146	LyondellBasell Industries NV, Class A	12,486
16	Masonite International Corp.(a)	887
18	Maxar Technologies Inc.	131
216	Mylan NV(a)	5,700
82	Pentair PLC	3,488
123	Resolute Forest Products, Inc.	1,004
35	Sensata Technologies Holding PLC(a)	1,776
20	STERIS PLC	2,419
110	TE Connectivity Ltd.	9,030
52	Travelport Worldwide Ltd.(a)	817
55	Waste Connections, Inc.	4,582
282	Weatherford International PLC(a)	182
47	Willis Towers Watson PLC	8,085

		99,790

	Total Common Stocks & Other Equity Interests (Cost $2,498,680)	2,448,947

	Money Market Fund—0.0%
1,046	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(e) (Cost $1,046)	1,046

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,499,726)—99.7%	2,449,993

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.7%
15,388	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(e)(f) (Cost $15,388)	15,388

	Total Investments in Securities (Cost $2,515,114)—100.4%	2,465,381

	Other assets less liabilities—(0.4)%	(9,439)

	Net Assets—100.0%	$2,455,942

Investment Abbreviations:

ADR—American Depositary Receipt

BR—Bearer Shares

CDI—CREST Depository Interest

CVA—Dutch Certificates

GDR—Global Depositary Receipt

PC—Participation Certificate

REIT—Real Estate Investment Trust

SDR—Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $10,059, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Strategic Developed ex-US Small Company ETF (ISDS)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Industrials	27.6
Consumer Discretionary	18.8
Materials	12.4
Information Technology	10.6
Consumer Staples	9.5
Health Care	6.8
Communication Services	5.7
Financials	3.5
Energy	2.9
Utilities	1.1
Real Estate	0.9
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Argentina—0.0%
17	Globant SA(a)	$1,171

	Australia—6.0%
305	A2B Australia Ltd.	464
514	Adelaide Brighton Ltd.	1,741
467	ALS Ltd.	2,618
196	Ansell Ltd.	3,433
683	Ardent Leisure Group Ltd.	790
172	Aristocrat Leisure Ltd.	3,013
764	Ausdrill Ltd.	946
1,761	Australian Pharmaceutical Industries Ltd.	1,760
1,262	Automotive Holdings Group Ltd.(b)	2,065
128	Bapcor Ltd.(b)	550
1,337	Beach Energy Ltd.	1,979
122	Bega Cheese Ltd.(b)	413
8	Blackmores Ltd.(b)	531
47	Breville Group Ltd.	527
152	Brickworks Ltd.	1,988
772	Cardno Ltd.(a)	615
166	carsales.com Ltd.	1,499
134	CIMIC Group Ltd.	4,781
2,676	Cleanaway Waste Management Ltd.	4,131
21	Cochlear Ltd.	2,547
1,051	CSR Ltd.	2,512
18	Domino’s Pizza Enterprises Ltd.(b)	528
455	DuluxGroup Ltd.	2,357
441	Estia Health Ltd.	744
1,005	Evolution Mining Ltd.	2,581
63	Flight Centre Travel Group Ltd.	2,051
805	G8 Education Ltd.	1,793

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
864	GrainCorp Ltd., Class A	$5,993
40	GUD Holdings Ltd.	360
1,577	Harvey Norman Holdings Ltd.	4,039
1,068	Healius Ltd.	2,112
2,490	Healthscope Ltd.	4,411
266	HT&E Ltd.	350
276	Iluka Resources Ltd.	1,801
136	InvoCare Ltd.(b)	1,447
478	IOOF Holdings Ltd.(b)	2,238
50	IRESS Ltd.	427
228	JB Hi-Fi Ltd.(b)	3,520
820	Maca Ltd.	560
23	Magellan Financial Group Ltd.	570
12	McMillan Shakespeare Ltd.	103
187	Mineral Resources Ltd.	2,002
187	Monadelphous Group Ltd.	2,369
3,184	Mount Gibson Iron Ltd.	1,722
7,250	Myer Holdings Ltd.(a)	1,986
445	MYOB Group Ltd.	1,080
128	Navitas Ltd.	514
579	nib Holdings Ltd.	2,377
1,216	Nine Entertainment Co. Holdings Ltd.	1,475
298	Northern Star Resources Ltd.	1,961
408	Nufarm Ltd.	1,521
1,747	Orora Ltd.	3,915
559	OZ Minerals Ltd.	4,096
172	Pact Group Holdings Ltd.	356
293	Pendal Group Ltd.	1,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Strategic Developed ex-US Small Company ETF (ISDS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
79	Perpetual Ltd.	$2,309
326	Platinum Asset Management Ltd.	1,280
147	Premier Investments Ltd.	1,719
1,763	Qube Holdings Ltd.	3,487
6	REA Group Ltd.	348
407	Regis Resources Ltd.	1,546
1,583	Resolute Mining Ltd.(b)	1,239
159	Sandfire Resources NL	828
232	SEEK Ltd.	3,040
132	Seven Group Holdings Ltd.	1,817
3,728	Seven West Media Ltd.(a)	1,446
3,982	Sigma Healthcare Ltd.	1,742
1,775	Southern Cross Media Group Ltd.	1,541
304	St. Barbara Ltd.	967
1,229	Star Entertainment Group Ltd. (The)	3,873
189	Steadfast Group Ltd.	420
320	Super Retail Group Ltd.	1,687
240	Tassal Group Ltd.	838
376	TPG Telecom Ltd.	1,782
490	Village Roadshow Ltd.(a)	1,116
686	Vocus Group Ltd.(a)	1,806
674	Whitehaven Coal Ltd.	2,110

		140,992

	Austria—0.5%
23	ams AG	716
55	AT&S Austria Technologie & Systemtechnik AG	1,015
11	Do & Co. AG	932
40	Lenzing AG	4,004
64	Oesterreichische Post AG	2,539
46	Porr AG	998
9	Schoeller-Bleckmann Oilfield Equipment AG	698
34	Semperit AG Holding(a)	469
109	Zumtobel Group AG(a)	975

		12,346

	Belgium—1.1%
660	AGFA-Gevaert NV(a)	2,563
17	Barco NV	2,598
112	Bekaert SA NV	2,979
238	bpost SA	2,174
17	Cie d’Entreprises CFE	1,698
73	D’Ieteren SA/NV	2,775
223	Econocom Group SA/NV	921
37	KBC Ancora	1,791
327	Nyrstar NV(a)	194
64	Ontex Group NV	1,347
69	Orange Belgium SA	1,400
48	Recticel SA	355
63	Telenet Group Holding NV	2,847
54	Tessenderlo Group SA(a)	1,854
244	Viohalco SA(a)	853

		26,349

	Canada—6.1%
44	AG Growth International, Inc.	1,951
409	AGF Management Ltd., Class B	1,612
227	AGT Food & Ingredients, Inc.	3,070

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
174	Alcanna, Inc.	$634
30	Altus Group Ltd./Canada	600
1,291	Asanko Gold, Inc.(a)	902
1,796	Athabasca Oil Corp.(a)	1,295
199	ATS Automation Tooling Systems, Inc.(a)	2,800
285	AutoCanada, Inc.	2,776
94	Badger Daylighting Ltd.	2,729
320	Bird Construction, Inc.	1,633
304	Black Diamond Group Ltd.(a)	480
157	Calfrac Well Services Ltd.(a)	408
752	Canaccord Genuity Group, Inc.	3,694
3,350	Capstone Mining Corp.(a)	1,730
508	Cardinal Energy Ltd., Class Common Subscription Receipt	922
25	Cargojet, Inc.	1,593
396	CES Energy Solutions Corp.	950
65	Cogeco Communications, Inc.	4,061
30	Cogeco, Inc.	1,663
38	Colliers International Group, Inc.	2,594
112	Computer Modelling Group Ltd.	510
85	Descartes Systems Group, Inc. (The)(a)	2,933
124	DIRTT Environmental Solutions(a)	712
1,001	Dundee Precious Metals, Inc.(a)	3,557
40	Enghouse Systems Ltd.	1,157
933	Ensign Energy Services, Inc.	3,797
143	Exchange Income Corp.	3,627
508	Extendicare, Inc.	2,939
260	Fiera Capital Corp.	2,399
31	FirstService Corp.	2,689
390	Fortuna Silver Mines, Inc.(a)	1,463
100	Gluskin Sheff + Associates, Inc.	852
85	Great Canadian Gaming Corp.(a)	3,542
390	Guyana Goldfields, Inc.(a)	429
189	High Liner Foods, Inc.	1,002
499	Horizon North Logistics, Inc.	743
238	Intertape Polymer Group, Inc.	3,253
1,209	Just Energy Group, Inc.	4,370
11	Kinaxis, Inc.(a)	691
1,373	Lucara Diamond Corp.	1,720
56	Magellan Aerospace Corp.	744
231	Medical Facilities Corp.	2,896
166	Morneau Shepell, Inc., Class Common Subscription Receipt	3,440
25	MTY Food Group, Inc.	1,116
312	Mullen Group Ltd.	2,980
383	NuVista Energy Ltd.(a)	1,218
707	Painted Pony Energy Ltd.(a)	789
146	Paramount Resources Ltd., Class A(a)	995
131	Pason Systems, Inc.	2,015
930	Premier Gold Mines Ltd.(a)	1,306
52	Premium Brands Holdings Corp., Class Common Subscription Receipt	2,921
875	Quarterhill, Inc.	890
210	Quebecor, Inc., Class B	5,098
145	Recipe Unlimited Corp., Class Common Subscription Receipt	3,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Strategic Developed ex-US Small Company ETF (ISDS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
589	Rogers Sugar, Inc., Class Common Subscription Receipt	$2,679
18	Shopify, Inc., Class A(a)	3,407
208	Sienna Senior Living, Inc.	2,859
107	Sierra Wireless, Inc.(a)	1,349
70	Sleep Country Canada Holdings, Inc.(c)	1,138
145	Stella-Jones, Inc.	4,540
390	SunOpta, Inc.(a)	1,014
571	Tamarack Valley Energy Ltd.(a)	1,201
593	Transat AT, Inc.(a)	2,472
872	Trican Well Service Ltd.(a)	967
233	Uni-Select, Inc., Class Common Subscription Receipt	2,222
106	Wajax Corp.	1,515
1,843	Western Forest Products, Inc.	2,547
146	Westshore Terminals Investment Corp.	2,406
47	Winpak Ltd.	1,530

		141,823

	China—0.6%
1,304	BYD Electronic International Co. Ltd.	1,668
4,869	CGN New Energy Holdings Co. Ltd.	738
1,403	Kerry Logistics Network Ltd.	2,331
7,089	Sino-Ocean Group Holding Ltd.	3,314
1,427	Sinotruk Hong Kong Ltd.	2,596
704	Towngas China Co. Ltd.(a)	561
2,781	VSTECS Holdings Ltd.	1,605
1,710	Yanlord Land Group Ltd.	1,759

		14,572

	Denmark—1.7%
4	ALK-Abello A/S(a)	628
81	D/S Norden A/S(a)	1,158
55	FLSmidth & Co. A/S	2,642
5	Genmab A/S(a)	865
118	GN Store Nord A/S	5,693
24	H. Lundbeck A/S	1,099
144	Matas A/S	1,525
113	NKT A/S(a)(b)	2,094
51	Per Aarsleff Holding A/S	1,728
47	Royal Unibrew A/S	3,479
24	Schouw & Co. A/S	1,921
24	SimCorp A/S	2,163
96	Topdanmark A/S	4,738
191	Tryg A/S(b)	5,212
127	William Demant Holding A/S(a)	3,818

		38,763

	Egypt—0.1%
1,427	Centamin PLC	1,731

	Finland—1.4%
140	Amer Sports Oyj	6,353
209	Bittium Oyj	1,683
71	Cargotec Oyj, Class B	2,542
149	Caverion Oyj(a)(b)	873
129	Huhtamaki Oyj	4,676
277	Kemira Oyj	3,709

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Finland (continued)
89	Konecranes Oyj	$3,126
127	Outotec Oyj(a)	477
239	Raisio Oyj, Class V	709
135	Ramirent Oyj	921
87	Sanoma Oyj	866
236	Stockmann Oyj Abp, Class B(a)	631
100	Tieto Oyj	2,961
21	Tikkurila Oyj	347
28	Uponor Oyj	329
377	YIT Oyj	2,307

		32,510

	France—3.5%
8	Akka Technologies	505
14	Albioma SA	305
27	Alten SA	2,787
57	Amundi SA(c)	3,814
26	bioMerieux	2,146
10	Bonduelle SCA	325
1,429	CGG SA(a)	2,643
18	CIE DES Alpes	519
79	CIE Plastic Omnium SA	2,220
2	Dassault Aviation SA	3,371
153	Derichebourg SA	662
11	Eramet	661
58	Europcar Mobility Group(c)	497
21	Fnac Darty SA(a)	1,771
20	Gaztransport Et Technigaz SA	1,801
55	Imerys SA	3,130
61	Ingenico Group SA	4,100
16	Ipsen SA	2,215
98	IPSOS	2,589
118	JCDecaux SA	3,641
46	Kaufman & Broad SA	1,809
16	LISI	492
19	Mersen SA	615
121	Metropole Television SA	2,220
152	Neopost SA	3,995
100	Nexans SA	3,229
38	Orpea	4,485
14	Remy Cointreau SA	1,825
25	SEB SA	4,310
47	Societe BIC SA	4,450
19	Sopra Steria Group	2,237
67	Tarkett SA	1,302
1,791	Technicolor SA(a)	1,969
330	Television Francaise 1	3,119
33	Ubisoft Entertainment SA(a)	2,386
46	Vicat SA	2,211
5	Vilmorin & Cie SA	321
6	Virbac SA(a)	790
22	Worldline SA(a)(c)	1,236

		82,703

	Germany—3.5%
36	AURELIUS Equity Opportunities SE & Co. KGaA(b)	1,632
29	Bechtle AG	2,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Strategic Developed ex-US Small Company ETF (ISDS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Germany (continued)
6	Bertrandt AG	$478
5	CANCOM SE	205
7	Carl Zeiss Meditec AG-BR	598
42	CTS Eventim AG & Co. KGaA	1,889
223	Deutz AG	1,616
18	DMG Mori AG	878
36	Draegerwerk AG & Co. KGaA (Preference Shares)	2,025
70	Duerr AG	2,865
77	ElringKlinger AG(b)	561
61	Fielmann AG	4,122
48	Fraport AG Frankfurt Airport Services Worldwide	3,860
46	Gerresheimer AG	3,536
20	Grammer AG	842
568	Heidelberger Druckmaschinen AG(a)(b)	1,017
66	Hella GmbH & Co. KGaA	2,991
47	Hornbach Holding AG & Co. KGaA	2,467
40	Indus Holding AG	1,906
29	Jenoptik AG	1,057
106	Jungheinrich AG (Preference Shares)	3,286
447	Kloeckner & Co. SE	3,314
9	Koenig & Bauer AG	417
22	Krones AG(b)	1,840
6	KSB SE & Co. KGaA (Preference Shares)	1,947
2	KWS Saat SE	632
42	MAN SE	4,314
20	MLP SE	103
124	Nordex SE(a)(b)	1,588
32	Norma Group SE	1,718
5	Pfeiffer Vacuum Technology AG	764
1	Rational AG	656
92	RHOEN-KLINIKUM AG	2,504
26	SAF-Holland SA	318
11	Sartorius AG (Preference Shares)	1,746
7	Siltronic AG	685
11	Sixt SE	1,013
88	Software AG	3,222
7	Stabilus SA	405
9	STO SE & Co. KGaA (Preference Shares)	868
12	Stroeer SE & Co. KGaA	713
259	Suedzucker AG(b)	3,791
74	Takkt AG	1,239
5	Vossloh AG	235
4	VTG AG(b)	241
19	Wacker Chemie AG	1,948
26	Wacker Neuson SE	596
20	Wirecard AG(b)	2,744
37	Zalando SE(a)(c)	1,365

		81,247

	Hong Kong—1.5%
257	ASM Pacific Technology Ltd.	2,722
702	Cafe de Coral Holdings Ltd.	1,860
2,207	Cathay Pacific Airways Ltd.	3,711
6,532	Esprit Holdings Ltd.(a)	1,531
3,147	Giordano International Ltd.	1,560
65,600	Global Brands Group Holding Ltd.(a)	3,092
669	HKBN Ltd.	1,041

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong (continued)
1,508	Hutchison Telecommunications Hong Kong Holdings Ltd.	$596
510	Luk Fook Holdings International Ltd.	1,712
601	Melco International Development Ltd.	1,468
309	Orient Overseas International Ltd.(a)	2,065
8,398	Pacific Basin Shipping Ltd.	1,829
2,886	Pacific Textiles Holdings Ltd.	2,699
512	Road King Infrastructure Ltd.	980
934	SmarTone Telecommunications Holdings Ltd.	1,063
702	Television Broadcasts Ltd.	1,345
464	Texhong Textile Group Ltd.	622
4,178	Texwinca Holdings Ltd.	1,618
9,129	Truly International Holdings Ltd.(a)	1,686
279	VTech Holdings Ltd.	2,923

		36,123

	Ireland—0.6%
456	C&C Group PLC	1,589
161	Dalata Hotel Group PLC	1,113
210	Glanbia PLC	4,264
938	Greencore Group PLC	2,445
91	Kingspan Group PLC	4,296
240	Origin Enterprises PLC	1,481

		15,188

	Israel—0.4%
30	CyberArk Software Ltd.(a)	3,293
52	Ituran Location and Control Ltd.	1,919
46	Plus500 Ltd.	482
50	Radware Ltd.(a)	1,255
13	Wix.com Ltd.(a)	1,420

		8,369

	Italy—1.8%
45	ACEA SpA	712
57	Amplifon SpA	1,062
279	Anima Holding SpA(c)	1,212
34	ASTM SpA	893
264	Autogrill SpA	2,270
171	Brembo SpA	2,072
30	Brunello Cucinelli SpA	1,170
133	Buzzi Unicem SpA(b)	2,605
67	Danieli & C. Officine Meccaniche SpA	1,350
404	Davide Campari-Milano SpA	3,857
67	De’Longhi SpA	1,762
854	Fincantieri SpA	1,222
7	IMA Industria Macchine Automatiche SpA	447
63	Interpump Group SpA	2,045
1,152	Iren SpA	2,868
75	Italmobiliare SpA	1,721
190	Maire Tecnimont SpA	776
16	MARR SpA	377
49	Moncler SpA	1,882
451	OVS SpA(a)(c)	754
273	Piaggio & C. SpA	696
69	Recordati SpA	2,598
125	Safilo Group SpA(a)	107
455	Salini Impregilo SpA(b)	1,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Strategic Developed ex-US Small Company ETF (ISDS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Italy (continued)
23	Salvatore Ferragamo SpA	$489
1,753	Saras SpA	3,473
82	Societa Iniziative Autostradali e Servizi SpA	1,374
4	Tod’s SpA	197

		41,077

	Ivory Coast—0.2%
250	Endeavour Mining Corp.(a)	3,798

	Japan—39.1%
36	ABC-Mart, Inc.	2,063
33	Achilles Corp.	598
66	Adastria Co. Ltd.	1,153
157	ADEKA Corp.	2,337
75	Advantest Corp.	1,771
49	Aeon Delight Co. Ltd.	1,822
154	Aeon Mall Co. Ltd.	2,512
61	Aica Kogyo Co. Ltd.	2,123
50	Aichi Steel Corp.	1,597
19	Ain Holdings, Inc.	1,306
32	Aisan Industry Co. Ltd.	217
575	Akebono Brake Industry Co. Ltd.(a)	857
62	Alpen Co. Ltd.	926
97	Amano Corp.	2,060
165	Anritsu Corp.	3,264
26	AOKI Holdings, Inc.	292
119	Aoyama Trading Co. Ltd.	2,918
44	Arata Corp.	1,678
57	Arcland Sakamoto Co. Ltd.	736
132	Arcs Co. Ltd.	3,065
6	Ariake Japan Co. Ltd.	316
9	AS ONE Corp.	701
166	Asahi Diamond Industrial Co. Ltd.	1,163
97	Asahi Holdings, Inc.	1,944
14	Asahi Intecc Co. Ltd.	673
191	Asics Corp.	2,543
47	ASKUL Corp.	1,080
181	Autobacs Seven Co. Ltd.	3,047
139	Avex, Inc.	1,812
48	Axial Retailing, Inc.	1,533
154	Azbil Corp.	3,400
117	Bando Chemical Industries Ltd.	1,239
15	Belc Co. Ltd.	693
125	Benesse Holdings, Inc.	3,397
178	Bic Camera, Inc.	2,021
44	BML, Inc.	1,338
131	Bunka Shutter Co. Ltd.	978
72	Calbee, Inc.	1,995
119	Canon Marketing Japan, Inc.	2,238
41	Capcom Co. Ltd.	822
293	Casio Computer Co. Ltd.	3,977
96	Cawachi Ltd.	1,807
96	Central Glass Co. Ltd.	2,251
33	Chiyoda Co. Ltd.	554
269	Chiyoda Corp.	747
47	Chori Co. Ltd.	650
74	Chudenko Corp.	1,540

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
92	Chugai Pharmaceutical Co. Ltd.	$6,256
40	Chugoku Marine Paints Ltd.	363
624	Citizen Watch Co. Ltd.	3,548
45	Clarion Co. Ltd.	1,014
102	Cleanup Corp.	569
28	cocokara fine, Inc.	1,251
73	Colowide Co. Ltd.	1,588
159	COMSYS Holdings Corp.	4,248
9	CONEXIO Corp.	121
9	Cosmos Pharmaceutical Corp.	1,649
44	CyberAgent, Inc.	1,370
71	Daido Steel Co. Ltd.	2,998
61	Daifuku Co. Ltd.	2,992
17	Daihen Corp.	398
39	Daiichi Jitsugyo Co. Ltd.	1,212
59	Daiichikosho Co. Ltd.	2,915
11	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	311
177	Daio Paper Corp.	2,083
25	Daiseki Co. Ltd.	618
70	Daiwabo Holdings Co. Ltd.	3,955
366	DCM Holdings Co. Ltd.	3,564
149	DeNA Co. Ltd.	2,296
19	Disco Corp.	2,618
41	Doshisha Co. Ltd.	660
90	Doutor Nichires Holdings Co. Ltd.	1,750
140	Dowa Holdings Co. Ltd.	4,578
31	DTS Corp.	1,181
116	Duskin Co. Ltd.	2,878
5	DyDo Group Holdings, Inc.	247
49	Eagle Industry Co. Ltd.	581
5	Earth Corp.	224
377	EDION Corp.	3,376
10	Eizo Corp.	405
84	Exedy Corp.	2,003
67	Ezaki Glico Co. Ltd.	3,395
28	Fancl Corp.	635
29	FCC Co. Ltd.	671
76	Foster Electric Co. Ltd.	1,053
33	FP Corp.	2,016
32	Fudo Tetra Corp.	474
86	Fuji Co. Ltd.	1,500
106	Fuji Corp.	1,498
152	Fuji Media Holdings, Inc.	2,226
441	Fuji Oil Co. Ltd.	1,093
75	Fuji Oil Holdings, Inc.	2,513
50	Fuji Seal International, Inc.	1,873
47	Fuji Soft, Inc.	1,955
25	Fujimori Kogyo Co. Ltd.	683
168	Fujitec Co. Ltd.	1,963
94	Fujitsu General Ltd.	1,258
23	Fukuda Corp.	899
65	Fukuyama Transporting Co. Ltd.	2,698
134	Funai Electric Co. Ltd.(a)	914
41	Furukawa Co. Ltd.	534
97	Futaba Corp.	1,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Strategic Developed ex-US Small Company ETF (ISDS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
280	Futaba Industrial Co. Ltd.	$1,512
96	Geo Holdings Corp.	1,408
107	Glory Ltd.	2,616
36	Godo Steel Ltd.	559
215	Gree, Inc.	906
158	GS Yuasa Corp.	3,167
76	G-Tekt Corp.	1,172
865	GungHo Online Entertainment, Inc.	2,494
36	Gunze Ltd.	1,643
18	Hamakyorex Co. Ltd.	733
81	Hamamatsu Photonics K.K.	2,852
57	Happinet Corp.	729
379	Hazama Ando Corp.	2,673
121	Heiwa Corp.	2,398
106	Heiwado Co. Ltd.	2,364
19	Hikari Tsushin, Inc.	3,405
35	Hirose Electric Co. Ltd.	3,600
57	HIS Co. Ltd.	2,181
33	Hisamitsu Pharmaceutical Co., Inc.	1,630
95	Hitachi High-Technologies Corp.	3,614
108	Hitachi Transport System Ltd.	3,221
22	Hogy Medical Co. Ltd.	758
439	Hokuetsu Corp.	2,441
37	Hokuto Corp.	659
37	Horiba Ltd.	1,875
34	Hoshizaki Corp.	2,303
121	Hosiden Corp.	968
79	House Foods Group, Inc.	3,165
200	Iino Kaiun Kaisha Ltd.	711
64	Inaba Denki Sangyo Co. Ltd.	2,604
156	Inabata & Co. Ltd.	2,196
44	Internet Initiative Japan, Inc.	993
96	Iseki & Co. Ltd.	1,409
84	Ishihara Sangyo Kaisha Ltd.(a)	888
94	Ito EN Ltd.	4,256
280	Itochu Enex Co. Ltd.	2,367
130	ITOCHU Techno-Solutions Corp.	3,060
33	ITOCHU-SHOKUHIN Co. Ltd.	1,463
108	Itoki Corp.	555
132	Iwatani Corp.	4,310
36	Izumi Co. Ltd.	1,636
31	Japan Airport Terminal Co. Ltd.	1,231
89	Japan Aviation Electronics Industry Ltd.	1,158
155	Japan Petroleum Exploration Co. Ltd.	3,229
64	Japan Pulp & Paper Co. Ltd.	2,469
70	Japan Steel Works Ltd. (The)	1,262
81	Japan Wool Textile Co. Ltd. (The)	668
28	Jeol Ltd.	459
9	J-Oil Mills, Inc.	321
16	Joshin Denki Co. Ltd.	320
112	Joyful Honda Co. Ltd.	1,444
63	Juki Corp.	705
156	Kadokawa Dwango Corp.	1,721
64	Kaga Electronics Co. Ltd.	1,233
91	Kagome Co. Ltd.	2,336
34	Kaken Pharmaceutical Co. Ltd.	1,643

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
186	Kamei Corp.	$2,007
44	Kanamoto Co. Ltd.	1,160
235	Kandenko Co. Ltd.	2,103
186	Kansai Paint Co. Ltd.	3,420
111	Kato Sangyo Co. Ltd.	3,689
135	Keihan Holdings Co. Ltd.	5,591
140	Keihin Corp.	2,461
278	Keikyu Corp.	4,610
134	Keisei Electric Railway Co. Ltd.	4,574
115	Keiyo Co. Ltd.	535
166	Kewpie Corp.	3,791
92	Kikkoman Corp.	4,579
296	Kinden Corp.	4,802
111	Kintetsu World Express, Inc.	1,759
60	Kissei Pharmaceutical Co. Ltd.	1,649
216	Kitz Corp.	1,593
109	Kohnan Shoji Co. Ltd.	2,763
146	Kokuyo Co. Ltd.	2,151
97	Komeri Co. Ltd.	2,447
161	Komori Corp.	1,749
98	Konami Holdings Corp.	4,045
58	Konishi Co. Ltd.	846
116	Konoike Transport Co. Ltd.	1,867
8	Kose Corp.	1,295
13	Krosaki Harima Corp.	691
57	Kumagai Gumi Co. Ltd.	1,810
74	Kumiai Chemical Industry Co. Ltd.	476
61	Kurabo Industries Ltd.	1,244
36	Kureha Corp.	2,218
146	Kurita Water Industries Ltd.	3,678
69	KYB Corp.	1,818
49	Kyodo Printing Co. Ltd.	1,111
19	Kyokuto Kaihatsu Kogyo Co. Ltd.	253
91	KYORIN Holdings, Inc.	1,802
14	Kyoritsu Maintenance Co. Ltd.	665
110	Kyowa Exeo Corp.	2,969
179	Kyowa Hakko Kirin Co. Ltd.	3,419
36	Kyudenko Corp.	1,232
485	Leopalace21 Corp.(b)	1,050
31	Life Corp.	690
94	Lintec Corp.	2,130
46	M3, Inc.	763
69	Mabuchi Motor Co. Ltd.	2,374
140	Macnica Fuji Electronics Holdings, Inc.	1,971
264	Maeda Corp.	2,794
140	Maeda Road Construction Co. Ltd.	2,743
38	Makino Milling Machine Co. Ltd.	1,528
14	Mandom Corp.	355
130	Marubun Corp.	843
95	Marudai Food Co. Ltd.	1,618
138	Maruha Nichiro Corp.	4,605
179	Marui Group Co. Ltd.	3,150
89	Maruichi Steel Tube Ltd.	2,678
82	Matsumotokiyoshi Holdings Co. Ltd.	2,814
33	Max Co. Ltd.	463
188	Maxell Holdings Ltd.	2,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Strategic Developed ex-US Small Company ETF (ISDS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
41	McDonald’s Holdings Co. Japan Ltd.	$1,838
136	Megmilk Snow Brand Co. Ltd.	3,321
127	Meidensha Corp.	1,812
40	Meitec Corp.	1,833
46	Ministop Co. Ltd.	785
127	Miraca Holdings, Inc.	3,401
155	Mirait Holdings Corp.	2,420
219	Misawa Homes Co. Ltd.	1,525
115	MISUMI Group, Inc.	2,790
135	Mitsuba Corp.	842
81	Mitsubishi Logisnext Co. Ltd.	1,008
129	Mitsubishi Logistics Corp.	3,250
325	Mitsubishi Paper Mills Ltd.	1,606
142	Mitsubishi Shokuhin Co. Ltd.	3,693
51	Mitsubishi Steel Manufacturing Co. Ltd.	750
13	Mitsuboshi Belting Ltd.	248
15	Mitsui Sugar Co. Ltd.	387
81	Mitsui-Soko Holdings Co. Ltd.(a)	1,380
67	Mixi, Inc.	1,627
9	Mizuno Corp.	207
28	Mochida Pharmaceutical Co. Ltd.	2,986
15	Modec, Inc.	407
19	Morinaga & Co. Ltd.	852
87	Morinaga Milk Industry Co. Ltd.	2,782
4	Morita Holdings Corp.	65
120	Musashi Seimitsu Industry Co. Ltd.	1,710
124	Nabtesco Corp.	3,274
39	Nachi-Fujikoshi Corp.	1,534
171	Namura Shipbuilding Co. Ltd.	633
97	NEC Networks & System Integration Corp.	2,349
118	NET One Systems Co. Ltd.	2,760
51	Neturen Co. Ltd.	414
231	Nexon Co. Ltd.(a)	3,667
85	Nichias Corp.	1,678
50	Nichicon Corp.	447
23	Nichiha Corp.	652
60	NichiiGakkan Co. Ltd.	658
129	Nichi-iko Pharmaceutical Co. Ltd.	1,881
168	Nichirei Corp.	4,180
108	Nifco, Inc.	2,746
15	Nihon Chouzai Co. Ltd.	537
96	Nihon Kohden Corp.	2,885
141	Nihon Parkerizing Co. Ltd.	1,863
112	Nihon Unisys Ltd.	2,923
36	Nihon Yamamura Glass Co. Ltd.	484
117	Nikkon Holdings Co. Ltd.	2,959
140	Nippo Corp.	2,724
23	Nippon Ceramic Co. Ltd.	582
34	Nippon Chemi-Con Corp.	598
96	Nippon Densetsu Kogyo Co. Ltd.	1,974
166	Nippon Flour Mills Co. Ltd.	2,824
35	Nippon Gas Co. Ltd.	1,220
288	Nippon Kayaku Co. Ltd.	3,506
28	Nippon Koei Co. Ltd.	615
1,992	Nippon Light Metal Holdings Co. Ltd.	4,402
6	Nippon Road Co. Ltd. (The)	359

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
10	Nippon Shinyaku Co. Ltd.	$635
60	Nippon Shokubai Co. Ltd.	4,091
36	Nippon Signal Co. Ltd.	325
84	Nippon Soda Co. Ltd.	2,178
90	Nippon Steel & Sumikin Bussan Corp.	3,889
825	Nippon Suisan Kaisha Ltd.	5,403
62	Nippon Television Holdings, Inc.	974
345	Nippon Yakin Kogyo Co. Ltd.	778
375	Nipro Corp.	4,942
138	Nishimatsu Construction Co. Ltd.	3,212
117	Nishimatsuya Chain Co. Ltd.	981
131	Nishi-Nippon Railroad Co. Ltd.	3,129
38	Nishio Rent All Co. Ltd.	1,171
82	Nissan Chemical Corp.	4,140
279	Nissan Shatai Co. Ltd.	2,489
92	Nisshin Oillio Group Ltd. (The)	2,855
236	Nisshin Seifun Group, Inc.	5,063
15	Nissin Corp.	260
62	Nissin Foods Holdings Co. Ltd.	4,305
123	Nissin Kogyo Co. Ltd.	1,733
32	Nitta Corp.	1,120
19	Nittetsu Mining Co. Ltd.	784
37	Nitto Boseki Co. Ltd.	652
38	Nitto Kogyo Corp.	776
96	NOF Corp.	3,307
53	Nojima Corp.	967
40	NOMURA Co. Ltd.	1,153
30	Noritake Co. Ltd.	1,471
113	Noritz Corp.	1,667
63	NS Solutions Corp.	1,665
24	NSD Co. Ltd.	543
28	OBIC Co. Ltd.	2,674
19	Ohsho Food Service Corp.	1,275
32	Oiles Corp.	559
12	Okamoto Industries, Inc.	627
141	Okamura Corp.	1,662
381	Oki Electric Industry Co. Ltd.	4,490
140	Okinawa Electric Power Co., Inc. (The)	2,581
41	OKUMA Corp.	2,261
74	Okumura Corp.	2,320
36	Okuwa Co. Ltd.	369
373	Onward Holdings Co. Ltd.	2,101
16	Open House Co. Ltd.	565
25	Oracle Corp. Japan	1,866
113	Osaki Electric Co. Ltd.	719
107	OSG Corp.	2,111
103	Otsuka Corp.	3,706
119	Pacific Industrial Co. Ltd.	1,812
61	PALTAC CORPORATION	3,145
11	Paramount Bed Holdings Co. Ltd.	505
108	Park24 Co. Ltd.	2,594
31	Pasona Group, Inc.	445
579	Penta-Ocean Construction Co. Ltd.	2,918
162	Persol Holdings Co. Ltd.	2,777
36	Pigeon Corp.	1,468
18	Pilot Corp.	825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Strategic Developed ex-US Small Company ETF (ISDS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
27	Piolax, Inc.	$562
40	Plenus Co. Ltd.	653
59	Pola Orbis Holdings, Inc.	1,656
415	Press Kogyo Co. Ltd.	2,285
77	Prima Meat Packers Ltd.	1,397
29	Qol Holdings Co. Ltd.	384
47	Raito Kogyo Co. Ltd.	648
53	Relo Group, Inc.	1,383
483	Rengo Co. Ltd.	4,191
129	Resorttrust, Inc.	1,789
5	Riken Corp.	236
12	Riken Vitamin Co. Ltd.	392
41	Rinnai Corp.	2,759
44	Riso Kagaku Corp.	733
78	Rohto Pharmaceutical Co. Ltd.	2,051
29	Roland DG Corp.	607
57	Round One Corp.	741
50	Royal Holdings Co. Ltd.	1,262
80	Ryobi Ltd.	1,959
85	Ryoden Corp.	1,129
10	Ryohin Keikaku Co. Ltd.	2,373
67	Ryosan Co. Ltd.	1,875
56	Ryoyo Electro Corp.	784
9	S Foods, Inc.	349
74	Saibu Gas Co. Ltd.	1,697
29	Saizeriya Co. Ltd.	534
24	Sakai Chemical Industry Co. Ltd.	521
111	Sakata INX Corp.	1,174
14	San-A Co. Ltd.	559
233	San-Ai Oil Co. Ltd.	2,022
138	Sanden Holdings Corp.(a)	1,003
42	Sanken Electric Co. Ltd.	819
94	Sanki Engineering Co. Ltd.	1,022
191	Sankyo Tateyama, Inc.	2,510
83	Sankyu, Inc.	4,064
84	Sanoh Industrial Co. Ltd.	419
85	Sanrio Co. Ltd.	1,807
320	Sanwa Holdings Corp.	3,711
35	Sanyo Chemical Industries Ltd.	1,707
83	Sanyo Special Steel Co. Ltd.	1,886
32	Sato Holdings Corp.	776
60	Sawai Pharmaceutical Co. Ltd.	3,439
29	SCREEN Holdings Co. Ltd.	1,157
63	SCSK Corp.	2,756
50	Seiko Holdings Corp.	1,219
54	Seiren Co. Ltd.	901
33	Sekisui Jushi Corp.	621
379	Senko Group Holdings Co. Ltd.	3,156
21	Seria Co. Ltd.	711
15	Shima Seiki Manufacturing Ltd.	490
106	Shimachu Co. Ltd.	2,850
153	Shimadzu Corp.	3,773
42	Shimamura Co. Ltd.	3,550
94	Shinko Electric Industries Co. Ltd.	681
8	Shinko Shoji Co. Ltd.	135
92	Shinmaywa Industries Ltd.	1,148

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
62	Ship Healthcare Holdings, Inc.	$2,348
41	Shizuoka Gas Co. Ltd.	329
2	SHO-BOND Holdings Co. Ltd.	143
4	Shochiku Co. Ltd.	410
102	Showa Corp.	1,420
65	Showa Sangyo Co. Ltd.	1,784
63	Siix Corp.	941
16	Sinanen Holdings Co. Ltd.	326
78	Sintokogio Ltd.	706
167	SKY Perfect JSAT Holdings, Inc.	747
70	Sohgo Security Services Co. Ltd.	3,025
108	Sotetsu Holdings, Inc.	3,245
50	Square Enix Holdings Co. Ltd.	1,473
60	Star Micronics Co. Ltd.	913
40	Starts Corp., Inc.	872
50	Sugi Holdings Co. Ltd.	2,172
144	SUMCO Corp.	1,828
57	Sumitomo Bakelite Co. Ltd.	2,148
152	Sumitomo Dainippon Pharma Co. Ltd.	3,751
387	Sumitomo Mitsui Construction Co. Ltd.	2,548
94	Sumitomo Osaka Cement Co. Ltd.	3,863
195	Sumitomo Riko Co. Ltd.	1,781
8	Sumitomo Seika Chemicals Co. Ltd.	308
182	Sumitomo Warehouse Co. Ltd. (The)	2,361
71	Sundrug Co. Ltd.	2,175
99	SWCC Showa Holdings Co. Ltd.	641
47	Sysmex Corp.	2,828
31	T Hasegawa Co. Ltd.	479
22	T RAD Co. Ltd.	457
86	Tachi-S Co. Ltd.	1,274
136	Tadano Ltd.	1,418
64	Taikisha Ltd.	1,920
27	Taiyo Holdings Co. Ltd.	916
181	Taiyo Nippon Sanso Corp.	2,558
133	Taiyo Yuden Co. Ltd.	2,619
22	Takamatsu Construction Group Co. Ltd.	544
216	Takara Holdings, Inc.	2,445
53	Takasago International Corp.	1,721
119	Takasago Thermal Engineering Co. Ltd.	1,943
40	Takeuchi Manufacturing Co. Ltd.	700
63	Takuma Co. Ltd.	833
34	Tamron Co. Ltd.	659
108	Tamura Corp.	578
21	TechnoPro Holdings, Inc.	1,134
25	Tekken Corp.	614
31	T-Gaia Corp.	563
96	TIS, Inc.	4,467
33	TKC Corp.	1,177
33	Toa Corp.	468
241	Toagosei Co. Ltd.	2,635
39	Tobishima Corp.	529
434	Toda Corp.	2,756
6	Toei Co. Ltd.	767
17	Toenec Corp.	507
112	Toho Co. Ltd.	4,004
42	Toho Zinc Co. Ltd.	1,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Strategic Developed ex-US Small Company ETF (ISDS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
106	Tokai Carbon Co. Ltd.(b)	$1,470
27	Tokai Corp.	727
206	Tokai Holdings Corp.	1,714
120	Tokai Rika Co. Ltd.	2,196
9	Token Corp.	554
22	Tokushu Tokai Paper Co. Ltd.	792
88	Tokuyama Corp.	2,207
30	Tokyo Broadcasting System Holdings, Inc.	575
40	Tokyo Century Corp.	1,784
27	Tokyo Seimitsu Co. Ltd.	695
131	Tokyo Steel Manufacturing Co. Ltd.	1,086
123	Tokyu Construction Co. Ltd.	1,049
175	Tomy Co. Ltd.	1,783
14	Tonami Holdings Co. Ltd.	802
88	Topcon Corp.	1,191
174	Toppan Forms Co. Ltd.	1,507
71	Topy Industries Ltd.	1,494
17	Toshiba Machine Co. Ltd.	345
85	Toshiba Plant Systems & Services Corp.	1,541
80	Toshiba TEC Corp.	2,249
28	Totetsu Kogyo Co. Ltd.	763
12	Towa Pharmaceutical Co. Ltd.	946
161	Toyo Construction Co. Ltd.	661
170	Toyo Engineering Corp.(a)	1,104
197	Toyo Tire Corp.	2,508
240	Toyobo Co. Ltd.	3,404
178	Toyoda Gosei Co. Ltd.	4,033
221	Toyota Boshoku Corp.	3,639
49	TPR Co. Ltd.	1,077
77	transcosmos, Inc.	1,536
77	Trend Micro, Inc.	3,797
75	Trusco Nakayama Corp.	2,068
82	TS Tech Co. Ltd.	2,390
126	TSI Holdings Co. Ltd.	782
35	Tsubaki Nakashima Co. Ltd.	629
61	Tsubakimoto Chain Co.	2,260
53	Tsugami Corp.	353
75	Tsumura & Co.	2,368
28	Tsuruha Holdings, Inc.	2,480
39	TV Asahi Holdings Corp.	715
150	UACJ Corp.	2,955
31	Uchida Yoko Co. Ltd.	715
50	Ulvac, Inc.	1,428
131	Unipres Corp.	2,335
32	United Arrows Ltd.	1,058
201	United Super Markets Holdings, Inc.	2,143
215	Unitika Ltd.(a)	929
118	U-Shin Ltd.(a)	1,040
211	Ushio, Inc.	2,369
155	USS Co. Ltd.	2,824
151	Valor Holdings Co. Ltd.	3,832
286	Vital KSK Holdings, Inc.	2,885
198	VT Holdings Co. Ltd.	743
91	Wacoal Holdings Corp.	2,282
154	Wacom Co. Ltd.	643
52	Wakita & Co. Ltd.	552

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
13	Warabeya Nichiyo Holdings Co. Ltd.	$216
43	Welcia Holdings Co. Ltd.	1,526
121	Xebio Holdings Co. Ltd.	1,367
1,242	Yahoo! Japan Corp.	3,325
92	Yamato Kogyo Co. Ltd.	2,545
229	Yamazen Corp.	2,466
39	Yaoko Co. Ltd.	2,071
128	Yaskawa Electric Corp.	3,639
9	Yellow Hat Ltd.	240
72	Yodogawa Steel Works Ltd.	1,415
41	Yokogawa Bridge Holdings Corp.	764
30	Yokohama Reito Co. Ltd.	248
86	Yorozu Corp.	1,235
124	Yoshinoya Holdings Co. Ltd.	2,014
78	Yuasa Trading Co. Ltd.	2,351
57	Yurtec Corp.	459
40	Zenrin Co. Ltd.	1,100
128	Zensho Holdings Co. Ltd.	2,973
276	Zeon Corp.	2,817
73	Zojirushi Corp.	780
32	ZOZO, Inc.	603

		914,933

	Jordan—0.1%
106	Hikma Pharmaceuticals PLC	2,352

	Luxembourg—0.1%
5	Eurofins Scientific SE	2,108
413	L’Occitane International SA	775

		2,883

	Malta—0.0%
102	Kindred Group PLC SDR	1,071

	Mexico—0.0%
111	Fresnillo PLC(b)	1,270

	Netherlands—1.5%
102	Aalberts Industries NV	3,774
12	Accell Group NV	264
16	AMG Advanced Metallurgical Group NV	621
176	Arcadis NV	2,962
78	ASM International NV	4,258
37	BE Semiconductor Industries NV	927
110	Corbion NV	3,369
46	Euronext NV(c)	2,810
94	Heijmans NV CVA(a)	1,081
44	IMCD NV	3,457
47	Intertrust NV(c)	889
73	InterXion Holding NV(a)	4,782
58	OCI NV(a)	1,378
804	PostNL NV	2,165
47	TKH Group NV CVA	2,307
124	TomTom NV(a)	1,025

		36,069

	New Zealand—0.7%
1,858	Air New Zealand Ltd.	3,128
256	Fisher & Paykel Healthcare Corp. Ltd.	2,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Strategic Developed ex-US Small Company ETF (ISDS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	New Zealand (continued)
1,506	Genesis Energy Ltd.	$2,874
43	New Zealand Refining Co. Ltd. (The)	61
2,135	Sky Network Television Ltd.	2,124
1,097	SKYCITY Entertainment Group Ltd.	2,818
823	Z Energy Ltd.	3,399

		16,969

	Norway—1.3%
56	Aker ASA, Class A	4,239
235	Aker Solutions ASA(a)(c)	1,126
253	Atea ASA	3,588
119	Austevoll Seafood ASA	1,443
96	Borregaard ASA	911
397	DNO ASA	846
178	Leroy Seafood Group ASA	1,343
108	Norwegian Air Shuttle ASA(a)	734
450	Otello Corp. ASA(a)	782
692	Petroleum Geo-Services ASA(a)	1,462
28	Salmar ASA	1,344
113	Schibsted ASA, Class A	4,519
138	Stolt-Nielsen Ltd.	1,860
143	TGS Nopec Geophysical Co. ASA	3,894
87	Tomra Systems ASA	2,301

		30,392

	Portugal—0.4%
582	CTT-Correios de Portugal SA	1,837
191	Mota-Engil SGPS SA(a)	438
437	Navigator Co. SA (The)	2,145
86	Semapa-Sociedade de Investimento e Gestao	1,502
2,797	Sonae SGPS SA	2,988

		8,910

	Russia—0.3%
565	Evraz PLC	4,243
458	Highland Gold Mining Ltd.	959
8,262	Petropavlovsk PLC(a)	877

		6,079

	Singapore—0.8%
1,762	Accordia Golf Trust	815
2,408	China Aviation Oil Singapore Corp. Ltd.	2,441
228	M1 Ltd.	347
758	SATS Ltd.	2,878
697	Singapore Exchange Ltd.	4,044
2,397	Singapore Post Ltd.	1,792
1,629	StarHub Ltd.	1,929
286	Venture Corp. Ltd.	3,768

		18,014

	South Korea—8.1%
22	AK Holdings, Inc.	1,076
14	Amorepacific Corp.	2,490
21	AMOREPACIFIC Group	1,369
758	Asiana Airlines, Inc.(a)	2,844
10	Celltrion, Inc.(a)	1,818
37	Chabiotech Co. Ltd.(a)	789
137	Cheil Worldwide, Inc.	3,051

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
17	CJ CGV Co. Ltd.	$664
10	CJ ENM Co. Ltd.	2,119
16	CJ Logistics Corp.(a)	2,703
60	Coway Co. Ltd.	5,047
4	Cuckoo Holdings Co. Ltd.(a)	503
124	Daesang Holdings Co. Ltd.	937
470	Daewoo Engineering & Construction Co. Ltd.(a)	2,110
67	DB HiTek Co. Ltd.	742
7	Dong-A Socio Holdings Co. Ltd.(a)	672
407	Dongkuk Steel Mill Co. Ltd.(a)	2,967
2	Dongwon F&B Co. Ltd.	484
44	Doosan Corp.	3,803
446	Doosan Infracore Co. Ltd.(a)	3,018
45	E1 Corp.	2,337
102	Eugene Corp.	608
40	Fila Korea Ltd.	1,977
39	Grand Korea Leisure Co. Ltd.	818
211	GS Global Corp.	528
10	GS Home Shopping, Inc.	1,636
111	Halla Corp.(a)	444
10	Hana Tour Service, Inc.	621
669	Hanjin Heavy Industries & Construction Co. Ltd.(a)(d)	566
58	Hanjin Kal Corp.(a)	1,315
41	Hanjin Transportation Co. Ltd.(a)	1,555
3	Hanmi Pharm Co. Ltd.	1,318
178	Hanon Systems	1,970
9	Hansol Chemical Co. Ltd.	720
272	Hansol Holdings Co. Ltd.(a)	1,108
114	Hanwha Aerospace Co. Ltd.(a)	3,340
471	Hanwha General Insurance Co. Ltd.	2,266
110	Hite Jinro Co. Ltd.(a)	1,731
151	Hitejinro Holdings Co. Ltd.(a)	1,043
23	Hotel Shilla Co. Ltd.	1,677
37	Hyundai Department Store Co. Ltd.	3,184
16	Hyundai Elevator Co. Ltd.(a)	1,356
111	Hyundai Greenfood Co. Ltd.	1,372
12	Hyundai Home Shopping Network Corp.	1,163
253	Hyundai Merchant Marine Co. Ltd.(a)	900
26	Hyundai Mipo Dockyard Co. Ltd.	1,438
27	Hyundai Rotem Co. Ltd.(a)	622
93	Hyundai Wia Corp.	3,593
202	iMarketKorea, Inc.	1,652
16	Innocean Worldwide, Inc.	994
564	Interpark Holdings Corp.	1,244
38	IS Dongseo Co. Ltd.	1,117
18	Kakao Corp.	1,656
163	Kangwon Land, Inc.(a)	4,478
12	KCC Corp.	3,409
31	KEPCO Plant Service & Engineering Co. Ltd.(a)	998
36	Kolon Corp.	1,115
60	Kolon Industries, Inc.	2,881
57	Korea Aerospace Industries Ltd.(a)	1,865
25	Korea District Heating Corp.(a)	1,327
32	Korea Line Corp.(a)	653
9	Korea Petrochemical Industries Co. Ltd.	1,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Strategic Developed ex-US Small Company ETF (ISDS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
29	Kumho Petrochemical Co. Ltd.	$2,468
558	Kumho Tire Co., Inc.(a)	2,535
71	LF Corp.	1,603
30	LG Hausys Ltd.	1,750
4	LG Household & Health Care Ltd.	4,431
33	LG Innotek Co. Ltd.	3,169
2	Lotte Chilsung Beverage Co. Ltd.(a)	2,833
28	Lotte Corp.	1,322
26	LOTTE Fine Chemical Co. Ltd.	1,121
2	Lotte Food Co. Ltd.(a)	1,172
27	LOTTE Himart Co. Ltd.	1,175
511	Lotte Non-Life Insurance Co. Ltd.(a)	1,290
28	LS Industrial Systems Co. Ltd.	1,319
67	Mando Corp.	1,954
262	Meritz Fire & Marine Insurance Co. Ltd.	5,148
8	NCSoft Corp.	3,279
150	Nexen Tire Corp.	1,279
14	NHN Entertainment Corp.(a)	921
63	NICE Holdings Co. Ltd.(a)	1,003
9	NongShim Co. Ltd.	2,153
30	OCI Co. Ltd.(a)	2,881
2	Ottogi Corp.	1,359
303	Pan Ocean Co. Ltd.(a)	1,165
47	Paradise Co. Ltd.	769
168	Partron Co. Ltd.	1,479
18	POSCO Chemtech Co. Ltd.	1,103
88	S&T Holdings Co. Ltd.	1,005
38	S&T Motiv Co. Ltd.	1,220
22	Samchully Co. Ltd.(a)	1,868
144	Samsung Engineering Co. Ltd.(a)	2,010
11	Samyang Holdings Corp.	824
67	Seah Besteel Corp.	1,150
52	Seoul Semiconductor Co. Ltd.(a)	1,098
36	SFA Engineering Corp.	1,332
10	Shinsegae, Inc.	2,538
19	Silicon Works Co. Ltd.	726
104	SK Discovery Co. Ltd.	2,663
24	SK Gas Co. Ltd.	1,716
60	SKC Co. Ltd.	2,065
10	Soulbrain Co. Ltd.	455
242	Ssangyong Motor Co.(a)	1,091
544	Sungwoo Hitech Co. Ltd.	2,031
2	Taekwang Industrial Co. Ltd.(a)	2,667
86	Taeyoung Engineering & Construction Co. Ltd.	910
2	Young Poong Corp.	1,405
46	Youngone Corp.(a)	1,436
12	Yuhan Corp.	2,779

		188,871

	Spain—1.8%
200	Acerinox SA	2,120
89	Almirall SA	1,561
214	Applus Services SA	2,605
54	Cellnex Telecom SA(c)	1,398
179	Cia de Distribucion Integral Logista Holdings SA	4,513
65	CIE Automotive SA	1,850
57	Construcciones y Auxiliar de Ferrocarriles SA	2,713

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Spain (continued)
76	Ence Energia y Celulosa SA	$548
225	Euskaltel SA(c)	2,011
67	Grupo Catalana Occidente SA	2,388
241	Indra Sistemas SA(a)	2,611
387	Mediaset Espana Comunicacion SA	2,908
163	Melia Hotels International SA	1,558
582	Obrascon Huarte Lain SA	583
472	Prosegur Cia de Seguridad SA	2,642
127	Siemens Gamesa Renewable Energy SA(a)	1,946
96	Tecnicas Reunidas SA	2,571
157	Tubacex SA	541
39	Viscofan SA	2,280
204	Zardoya Otis SA	1,707

		41,054

	Sweden—3.0%
177	AAK AB	2,641
110	AF AB, Class B	2,004
186	Axfood AB	3,445
198	Betsson AB(a)	1,591
260	Bilia AB, Class A	2,386
355	BillerudKorsnas AB(b)	4,626
261	Bravida Holding AB(c)	2,163
42	Clas Ohlson AB, Class B	362
202	Cloetta AB, Class B	517
283	Dometic Group AB(c)	2,362
245	Elekta AB, Class B	2,823
977	Fingerprint Cards AB, Class B(a)	2,074
126	Granges AB	1,320
255	Hexpol AB	2,278
97	Indutrade AB	2,766
60	Intrum AB(b)	1,801
92	Inwido AB	603
206	JM AB(b)	4,229
121	KappAhl AB	233
49	Lindab International AB	458
67	Loomis AB, Class B	2,439
77	Lundin Petroleum AB	2,519
18	Mekonomen AB	133
48	Modern Times Group MTG AB, Class B	1,628
169	New Wave Group AB, Class B	1,135
313	Nibe Industrier AB, Class B	3,918
190	Nobia AB	1,160
162	Nobina AB(c)	1,126
10	Nolato AB, Class B	448
445	Peab AB	3,886
30	Recipharm AB, Class B(a)	423
78	Saab AB, Class B	2,676
1,091	SAS AB(a)(b)	2,761
85	Sweco AB, Class B	2,013
24	Swedish Orphan Biovitrum AB(a)	522
89	Thule Group AB(c)	1,980

		69,449

	Switzerland—3.1%
26	ALSO Holding AG(a)	3,429
43	Arbonia AG(a)	499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Strategic Developed ex-US Small Company ETF (ISDS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland (continued)
6	Ascom Holding AG	$77
6	Autoneum Holding AG	988
2	Barry Callebaut AG	3,451
2	Bell Food Group AG	592
39	BKW AG	2,635
7	Bobst Group SA	550
2	Bossard Holding AG	323
9	Bucher Industries AG	2,795
2	Burckhardt Compression Holding AG	575
2	Conzzeta AG	1,706
11	Daetwyler Holding AG-BR	1,623
61	DKSH Holding AG	3,585
4	dormakaba Holding AG(a)	2,538
30	Dufry AG(a)	3,048
2	Emmi AG(a)	1,637
4	EMS-Chemie Holding AG	2,315
2	Forbo Holding AG	2,865
26	Huber + Suhner AG	2,010
30	Implenia AG	1,018
2	Inficon Holding AG(a)	1,037
771	IWG PLC	2,362
4	Kardex AG(a)	532
2	Komax Holding AG(a)	504
94	Logitech International SA	3,541
1	Metall Zug AG, Class B	2,906
20	Mobilezone Holding AG	217
231	OC Oerlikon Corp. AG(a)	3,093
33	Oriflame Holding AG(b)	676
9	Rieter Holding AG	1,314
1,714	Schmolz + Bickenbach AG(a)	1,006
2	Schweiter Technologies AG-BR	1,980
21	SFS Group AG(a)	1,722
4	Siegfried Holding AG(a)	1,450
2	Straumann Holding AG	1,564
26	Sulzer AG	2,576
44	Sunrise Communications Group AG(c)	3,271
3	Tecan Group AG	682
16	Temenos AG	2,324
9	Valora Holding AG(a)	2,417

		73,433

	Tanzania—0.1%
600	Acacia Mining PLC(a)	1,725

	Ukraine—0.1%
540	Ferrexpo PLC	1,867

	United Arab Emirates—0.0%
16	NMC Health PLC	575

	United Kingdom—9.4%
224	888 Holdings PLC	528
62	Abcam PLC	1,060
53	AG Barr PLC	539
438	Ashmore Group PLC(b)	2,458
17	ASOS PLC(a)(b)	723
297	Auto Trader Group PLC(c)	1,879
635	B&M European Value Retail SA	2,986

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
262	Bodycote PLC	$2,645
157	Bovis Homes Group PLC	2,258
285	Brewin Dolphin Holdings PLC	1,190
203	BTG PLC(a)	2,249
385	Card Factory PLC	1,000
445	Chemring Group PLC	888
409	Cineworld Group PLC	1,518
816	Coats Group PLC	962
178	Computacenter PLC	2,628
331	Costain Group PLC	1,638
61	Cranswick PLC	2,006
296	Crest Nicholson Holdings PLC	1,539
208	Dairy Crest Group PLC	1,743
56	Dart Group PLC	599
10,288	Debenhams PLC(b)	424
24	Dechra Pharmaceuticals PLC	789
307	DFS Furniture PLC	933
52	Dignity PLC	509
92	Diploma PLC	1,654
333	Domino’s Pizza Group PLC	1,035
87	Dunelm Group PLC	969
144	easyJet PLC	2,351
416	Electrocomponents PLC	3,064
716	Elementis PLC	1,709
323	Essentra PLC	1,619
254	Galliford Try PLC	2,498
16	Games Workshop Group PLC	666
36	Genus PLC	1,049
202	Go-Ahead Group PLC (The)	5,492
199	Greggs PLC	4,738
167	GVC Holdings PLC	1,458
304	Halfords Group PLC	957
193	Halma PLC	3,989
87	Hargreaves Lansdown PLC	2,016
358	Hastings Group Holdings PLC(c)	1,066
96	Hill & Smith Holdings PLC	1,507
250	HomeServe PLC	3,169
631	Howden Joinery Group PLC	4,135
183	Hunting PLC	1,333
353	Ibstock PLC(c)	1,184
304	IG Group Holdings PLC	2,283
546	Indivior PLC(a)	780
708	International Personal Finance PLC	1,891
2,950	Interserve PLC(a)	696
56,050	Interserve PLC Rts. expiring 04/15/19(a)	1,812
166	J D Wetherspoon PLC	2,897
169	Jardine Lloyd Thompson Group PLC	4,289
205	JD Sports Fashion PLC	1,270
296	John Menzies PLC	2,264
130	Just Eat PLC(a)	1,291
179	Keller Group PLC	1,262
3,191	Lonmin PLC(a)	3,086
1,657	Lookers PLC	2,261
5	Luxfer Holdings PLC	94
214	Marshalls PLC	1,544
170	Micro Focus International PLC	4,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Strategic Developed ex-US Small Company ETF (ISDS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
381	Mitchells & Butlers PLC(a)	$1,453
1,462	Mitie Group PLC(b)	2,507
475	Moneysupermarket.com Group PLC	2,178
549	Morgan Advanced Materials PLC	1,884
121	Morgan Sindall Group PLC	2,150
391	N Brown Group PLC	527
856	National Express Group PLC	4,832
289	Northgate PLC	1,405
104	Ocado Group PLC(a)	1,431
361	Pagegroup PLC	2,163
11,936	Pendragon PLC	4,001
905	Pets at Home Group PLC	1,822
494	Playtech PLC	2,775
191	Polypipe Group PLC	1,056
2,392	Premier Foods PLC(a)	1,252
482	Provident Financial PLC(a)	3,859
842	PZ Cussons PLC	2,135
742	QinetiQ Group PLC	3,028
222	Redde PLC	455
198	Redrow PLC	1,639
1,174	Rentokil Initial PLC	5,481
499	Rightmove PLC	3,200
616	Rotork PLC	2,331
394	RPC Group PLC	4,151
435	RPS Group PLC	1,070
239	Savills PLC	2,832
545	Senior PLC	1,660
2,873	Serco Group PLC(a)	4,941
1,459	SIG PLC	2,430
132	Spectris PLC	4,633
31	Spirax-Sarco Engineering PLC	2,748
567	Spire Healthcare Group PLC(c)	962
344	Sports Direct International PLC(a)	1,234
450	SSP Group PLC	3,974
49	Staffline Group PLC(d)	438
408	Stobart Group Ltd.	822
33	Superdry PLC	227
354	Synthomer PLC	1,791
1,446	TalkTalk Telecom Group PLC(b)	1,929
96	Telecom Plus PLC	1,808
123	Ultra Electronics Holdings PLC	2,029
527	Vesuvius PLC	4,258
65	Victrex PLC	2,028
155	WH Smith PLC	4,325

		219,155

	United States—0.9%
52	Altisource Portfolio Solutions SA(a)	1,304
110	Caesarstone Ltd.	1,848
269	Ferroglobe PLC	740
319	Frank’s International NV(a)	1,997
121	IMAX Corp.(a)	2,772
2	KLA-Tencor Corp.	231
70	Luxoft Holding, Inc.(a)	4,080
506	McEwen Mining, Inc.	918
30	Orthofix Medical, Inc.(a)	1,833

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United States (continued)
1,015	Samsonite International SA(a)(c)	$3,045
81	Wright Medical Group NV(a)	2,536

		21,304

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,492,226)-99.8%	2,335,137

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.9%
66,604	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(e)(f) (Cost $66,604)	66,604

	Total Investments in Securities (Cost $2,558,830)—102.7%	2,401,741

	Other assets less liabilities—(2.7)%	(62,085)

	Net Assets—100.0%	$2,339,656

Investment Abbreviations:

BR—Bearer Shares

CVA—Dutch Certificates

Rts.—Rights

SDR—Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $37,288, which represented 1.59% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Strategic Emerging Markets ETF (ISEM)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Energy	26.0
Financials	14.0
Information Technology	11.0
Consumer Discretionary	10.3
Materials	8.8
Industrials	8.6
Communication Services	8.5
Consumer Staples	5.4
Utilities	4.4
Real Estate	2.1
Health Care	0.8
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Brazil—11.1%
2,139	Ambev SA	$9,827
6,992	Banco Bradesco SA (Preference Shares)	80,673
720	Banco do Estado do Rio Grande do Sul SA (Preference Shares), Class B	4,800
330	BB Seguridade Participacoes SA	2,402
171	Bradespar SA (Preference Shares)	1,314
307	Braskem SA (Preference Shares), Class A	4,453
1,207	BRF SA(a)	6,620
826	CCR SA	3,134
670	Centrais Eletricas Brasileiras SA(a)	6,607
310	Cia Brasileira de Distribuicao (Preference Shares), Class A	7,697
143	Cia de Gas de Sao Paulo—COMGAS (Preference Shares), Class A	3,092
334	Cia de Saneamento Basico do Estado de Sao Paulo	3,505
531	Cia de Saneamento do Parana	10,918
2,857	Cia Energetica de Minas Gerais (Preference Shares)	10,970
486	Cia Paranaense de Energia (Preference Shares), Class B	4,632
718	Cia Siderurgica Nacional SA(a)	2,504
542	Cielo SA	1,571
173	Cosan SA	2,016
383	EDP—Energias do Brasil SA	1,767
80	Equatorial Energia SA	1,752
1,609	Gerdau SA (Preference Shares)	6,496
150	Hypera SA	1,076
943	Kroton Educacional SA	2,758

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Brazil (continued)
286	Lojas Americanas SA (Preference Shares)	$1,518
147	Lojas Renner SA	1,696
2,853	Oi SA(a)	1,362
9,912	Petroleo Brasileiro SA (Preference Shares)	71,520
625	Telefonica Brasil SA (Preference Shares)	7,798
654	TIM Participacoes SA	2,061
797	Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference Shares), Class A	2,053
1,998	Vale SA	25,093

		293,685

	Chile—0.7%
1,265	Cencosud SA	2,359
241	Embotelladora Andina SA (Preference Shares), Class B	903
104	Empresa Nacional de Telecomunicaciones SA	1,096
581	Empresas CMPC SA	2,183
212	Empresas COPEC SA	2,881
3,792	Enel Generacion Chile SA	2,527
215	Latam Airlines Group SA	2,502
227	S.A.C.I. Falabella	1,768
58	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	2,413

		18,632

	China—52.6%
168	21Vianet Group, Inc. ADR(a)	1,586
13	51job, Inc. ADR(a)	939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Strategic Emerging Markets ETF (ISEM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
51	58.com, Inc. ADR(a)	$3,718
117	AAC Technologies Holdings, Inc.	695
706	Agile Group Holdings Ltd.	882
4,196	Air China Ltd., H-Shares	4,533
637	Alibaba Group Holding Ltd. ADR(a)	116,590
14,474	Aluminum Corp. of China Ltd., H-Shares(a)	5,937
2,254	Angang Steel Co. Ltd., H-Shares	1,677
1,624	Anhui Conch Cement Co. Ltd., H-Shares	9,289
19	Autohome, Inc. ADR(a)(b)	1,787
3,516	AVIC International Holdings Ltd., H-Shares	2,419
2,543	AviChina Industry & Technology Co. Ltd., H-Shares	1,804
6,585	BAIC Motor Corp. Ltd., H-Shares(c)	4,186
98	Baidu, Inc. ADR(a)	15,929
9,909	BBMG Corp., H-Shares	3,635
1,495	Beijing Capital International Airport Co. Ltd., H-Shares	1,495
3,488	Beijing Capital Land Ltd., H-Shares	1,462
455	Beijing Enterprises Holdings Ltd.	2,669
6,489	Beijing Jingneng Clean Energy Co. Ltd., H-Shares	1,430
69	Bitauto Holdings Ltd. ADR(a)	1,350
522	BYD Co. Ltd., H-Shares(b)	3,338
7,599	CGN Power Co. Ltd., H-Shares(c)	2,004
96	Changyou.com Ltd. ADR	1,958
3,904	China Agri-Industries Holdings Ltd.	1,388
5,635	China BlueChemical Ltd., H-Shares	1,780
9,297	China Coal Energy Co. Ltd., H-Shares	4,039
8,332	China Communications Construction Co. Ltd., H-Shares	8,980
3,006	China Communications Services Corp. Ltd., H-Shares	3,021
3,438	China Eastern Airlines Corp. Ltd., H-Shares	2,194
733	China International Marine Containers Group Co. Ltd., H-Shares	829
2,151	China Jinmao Holdings Group Ltd.	1,044
9,736	China Life Insurance Co. Ltd., H-Shares	26,790
5,891	China Longyuan Power Group Corp. Ltd., H-Shares	4,398
840	China Mengniu Dairy Co. Ltd.(a)	2,595
5,239	China Mobile Ltd.	55,128
4,200	China Molybdenum Co. Ltd., H-Shares	2,012
6,393	China National Building Material Co. Ltd., H-Shares	5,090
4,923	China Oilfield Services Ltd., H-Shares	4,873
1,488	China Overseas Land & Investment Ltd.	5,478
9,383	China Pacific Insurance Group Co. Ltd., H-Shares	35,322
162,312	China Petroleum & Chemical Corp., H-Shares	140,191
6,870	China Power International Development Ltd.	1,733
33,762	China Railway Construction Corp. Ltd., H-Shares	48,601
40,203	China Railway Group Ltd., H-Shares	39,846
2,507	China Railway Signal & Communication Corp. Ltd., H-Shares(c)	2,076
42,727	China Reinsurance Group Corp., H-Shares	9,852
643	China Resources Beer Holdings Co. Ltd.	2,396
336	China Resources Gas Group Ltd.	1,460
1,024	China Resources Land Ltd.	3,822

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
2,224	China Resources Power Holdings Co. Ltd.	$4,216
20,535	China Shenhua Energy Co. Ltd., H-Shares	50,646
5,932	China Southern Airlines Co. Ltd., H-Shares	4,844
1,855	China Taiping Insurance Holdings Co. Ltd.	5,742
19,358	China Telecom Corp. Ltd., H-Shares	10,481
6,262	China Unicom Hong Kong Ltd.	7,427
7,299	China Vanke Co. Ltd., H-Shares	27,709
61	China Yuchai International Ltd.	1,173
7,952	Chongqing Iron & Steel Co. Ltd., H-Shares(a)	1,368
12,288	CNOOC Ltd.	21,195
3,424	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	2,015
7,174	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)	3,126
18,767	CRRC Corp. Ltd., H-Shares	19,700
364	CSPC Pharmaceutical Group Ltd.	621
332	Ctrip.com International Ltd. ADR(a)	11,331
13,075	Datang International Power Generation Co. Ltd., H-Shares	3,631
4,636	Dongfang Electric Corp. Ltd., H-Shares(a)	3,591
9,566	Dongfeng Motor Group Co. Ltd., H-Shares	10,176
249	ENN Energy Holdings Ltd.	2,569
270	Fang Holdings Ltd. ADR(a)	421
39	Fanhua, Inc. ADR	983
7,358	FIH Mobile Ltd.(a)	862
942	Fuyao Glass Industry Group Co. Ltd., H-Shares(c)	3,366
16,290	GCL-Poly Energy Holdings Ltd.(a)	1,411
885	Geely Automobile Holdings Ltd.	1,662
20,923	GOME Retail Holdings Ltd.(a)	1,892
8,064	Great Wall Motor Co. Ltd., H-Shares	5,907
1,001	Guangdong Investment Ltd.	1,920
4,995	Guangshen Railway Co. Ltd., H-Shares	2,170
4,811	Guangzhou Automobile Group Co. Ltd., H-Shares	5,914
2,172	Guangzhou R&F Properties Co. Ltd., H-Shares	4,062
5,908	Harbin Electric Co. Ltd., H-Shares	3,131
248	Hengan International Group Co. Ltd.	2,005
1,176	Hisense Home Appliances Group Co. Ltd., H-Shares	1,222
49	Hollysys Automation Technologies Ltd.	1,084
21,808	Huadian Power International Corp. Ltd., H-Shares	9,557
23,659	Huaneng Power International, Inc., H-Shares	14,588
1,103	JD.com, Inc. ADR(a)	30,564
2,935	Jiangsu Expressway Co. Ltd., H-Shares	4,046
6,180	Jiangxi Copper Co. Ltd., H-Shares	8,440
105	JinkoSolar Holding Co. Ltd. ADR(a)(b)	2,162
577	Kingboard Holdings Ltd.	2,021
3,376	Kunlun Energy Co. Ltd.	3,707
4,240	Legend Holdings Corp., H-Shares(c)	11,802
16,319	Lenovo Group Ltd.(b)	14,698
3,971	Lianhua Supermarket Holdings Co. Ltd., H-Shares(a)	734
500	Longfor Group Holdings Ltd.	1,484
5,358	Maanshan Iron & Steel Co. Ltd., H-Shares	2,553
21,863	Metallurgical Corp. of China Ltd., H-Shares	6,406
75	Momo, Inc. ADR(a)	2,488
58	NetEase, Inc. ADR	12,947
3,596	New China Life Insurance Co. Ltd., H-Shares	17,408

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Strategic Emerging Markets ETF (ISEM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
34	New Oriental Education & Technology Group, Inc. ADR(a)	$2,790
60,588	People’s Insurance Co. Group of China Ltd. (The), H-Shares	27,478
275,840	PetroChina Co. Ltd., H-Shares	182,375
21,709	PICC Property & Casualty Co. Ltd., H-Shares	25,996
8,065	Ping An Insurance Group Co. of China Ltd., H-Shares	84,916
2,207	Qingdao Port International Co. Ltd., H-Shares(a)(c)	1,411
7,753	Qinhuangdao Port Co. Ltd., H-Shares	1,837
1,616	Semiconductor Manufacturing International Corp.(a)	1,637
1,602	Shandong Chenming Paper Holdings Ltd., H-Shares	1,078
16,621	Shanghai Electric Group Co. Ltd., H-Shares	6,162
403	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	1,430
462	Shanghai Industrial Holdings Ltd.	1,036
3,711	Shanghai Jin Jiang International Hotels Group Co. Ltd., H-Shares	1,012
1,910	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	4,292
1,807	Shenzhen Expressway Co. Ltd., H-Shares	1,987
116	Shenzhou International Group Holdings Ltd.	1,448
749	Shimao Property Holdings Ltd.	1,771
43	SINA Corp.(a)	2,897
4,023	Sinopec Engineering Group Co. Ltd., H-Shares	3,654
7,158	Sinopec Oilfield Service Corp., H-Shares(a)	812
7,774	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	3,942
1,100	Sinopharm Group Co. Ltd., H-Shares	4,891
5,450	Sinotrans Ltd., H-Shares	2,562
376	Sunac China Holdings Ltd.	1,573
40	TAL Education Group ADR(a)	1,424
336	Tencent Holdings Ltd.	14,373
867	Tingyi Cayman Islands Holding Corp.	1,204
430	Tsingtao Brewery Co. Ltd., H-Shares	1,824
652	Vipshop Holdings Ltd. ADR(a)	4,681
1,831	Want Want China Holdings Ltd.	1,476
18	Weibo Corp. ADR(a)(b)	1,300
1,456	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,669
396	Xinyuan Real Estate Co. Ltd. ADR	1,936
2,201	Yangzijiang Shipbuilding Holdings Ltd.	2,329
3,192	Yanzhou Coal Mining Co. Ltd., H-Shares	3,168
22	YY, Inc. ADR(a)	1,551
1,356	Zhaojin Mining Industry Co. Ltd., H-Shares	1,446
6,435	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	2,886

		1,391,682

	Colombia—0.4%
386	Almacenes Exito SA	1,830
1,937	Avianca Holdings SA (Preference Shares)	1,170
307	Grupo Argos SA	1,787
546	Grupo de Inversiones Suramericana SA (Preference Shares)	5,858

		10,645

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Greece—0.4%
155	Hellenic Telecommunications Organization SA	$1,968
78	Motor Oil (Hellas) Corinth Refineries SA	1,901
157	OPAP SA	1,609
959	Public Power Corp. SA(a)	1,717
90	Star Bulk Carriers Corp.(a)	665
609	Tsakos Energy Navigation Ltd.	2,064

		9,924

	Hong Kong—0.3%
518	Haier Electronics Group Co. Ltd.(a)	1,544
729	Nine Dragons Paper Holdings Ltd.	756
2,827	Skyworth Digital Holdings Ltd.	882
1,368	Sun Art Retail Group Ltd.	1,391
953	Yue Yuen Industrial Holdings Ltd.	3,205

		7,778

	Hungary—0.3%
460	MOL Hungarian Oil & Gas PLC	5,373
69	Richter Gedeon Nyrt	1,337

		6,710

	India—3.5%
127	Dr Reddy’s Laboratories Ltd. ADR	4,785
4,698	Infosys Ltd. ADR	50,363
100	Reliance Infrastructure Ltd. GDR(c)	520
1,955	Tata Motors Ltd. ADR(a)	24,438
888	Tata Steel Ltd. GDR(b)(c)	6,180
568	Vedanta Ltd. ADR	5,453
34	WNS Holdings Ltd. ADR(a)	1,795

		93,534

	Indonesia—0.8%
10,031	PT Adaro Energy Tbk	934
12,620	PT Astra International Tbk	6,414
1,031	PT Indocement Tunggal Prakarsa Tbk	1,409
3,608	PT Indofood Sukses Makmur Tbk	1,815
12,411	PT Perusahaan Gas Negara (Persero) Tbk	2,241
2,021	PT Semen Indonesia (Persero) Tbk	1,817
24,093	PT Telekomunikasi Indonesia (Persero) Tbk	6,611
665	PT United Tractors Tbk	1,253

		22,494

	Malaysia—1.1%
1,787	Axiata Group Bhd	1,828
2,576	FGV Holdings Bhd(a)	709
1,782	Genting Bhd	3,230
699	IHH Healthcare Bhd	985
2,810	IJM Corp. Bhd	1,244
4,726	Malakoff Corp. Bhd	1,034
1,039	Maxis Bhd	1,372
832	MISC Bhd	1,412
1,112	Petronas Chemicals Group Bhd	2,521
243	Petronas Gas Bhd	1,080
8,685	Sapura Energy Bhd(a)	662
11,622	Sime Darby Bhd	6,202
1,647	Tenaga Nasional Bhd	5,435
6,117	YTL Corp. Bhd	1,595

		29,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Strategic Emerging Markets ETF (ISEM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Mexico—4.0%
23,464	America Movil SAB de CV, Series L	$16,901
670	Arca Continental SAB de CV	3,779
3,103	Cemex SAB de CV-PC ADR(a)	15,050
1,437	Coca-Cola Femsa SAB de CV, Series L	8,695
416	Fomento Economico Mexicano SAB de CV ADR	37,702
1,593	Gentera SAB de CV	1,309
154	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,435
1,179	Grupo Bimbo SAB de CV, Series A	2,339
43	Grupo Elektra SAB de CV	2,240
392	Grupo Televisa SAB ADR	4,579
76	Industrias Penoles SAB de CV	1,007
701	Kimberly-Clark de Mexico SAB de CV, Class A	1,133
663	Mexichem SAB de CV	1,607
418	Unifin Financiera SAB de CV SOFOM ENR	973
2,506	Wal-Mart de Mexico SAB de CV	6,483

		105,232

	Peru—0.2%
297	Cia de Minas Buenaventura SAA ADR	4,942
3,542	Volcan Cia Minera SAA, Class B	729

		5,671

	Philippines—0.2%
93	Ayala Corp.	1,663
1,563	Ayala Land, Inc.	1,330
143	SM Investments Corp.	2,599

		5,592

	Poland—1.3%
497	Enea SA(a)	1,326
480	Energa SA(a)	1,245
99	Grupa Lotos SA	2,494
166	KGHM Polska Miedz SA(a)	4,450
1,302	Orange Polska SA(a)	1,868
392	Polski Koncern Naftowy ORLEN SA	10,572
1,588	Polskie Gornictwo Naftowe i Gazownictwo SA	2,908
568	Powszechny Zaklad Ubezpieczen SA	6,133
4,562	Tauron Polska Energia SA(a)	2,813

		33,809

	Russia—6.8%
15,256	Gazprom PJSC ADR	72,374
150	Globaltrans Investment PLC GDR(c)	1,493
323	Lenta Ltd. GDR(a)(c)	985
785	LUKOIL PJSC ADR	65,312
291	Magnit PJSC GDR(c)	4,179
418	MMC Norilsk Nickel PJSC ADR	8,945
566	Mobile TeleSystems PJSC ADR	4,375
136	Polymetal International PLC	1,568
453	Rostelecom PJSC ADR	2,972
1,414	RusHydro PJSC ADR	991
258	Severstal PJSC GDR(c)	3,986
1,061	Sistema PJSFC GDR(c)	3,166
142	Tatneft PJSC ADR	10,025

		180,371

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Africa—3.1%
325	AngloGold Ashanti Ltd.	$4,670
99	Aspen Pharmacare Holdings Ltd.	982
149	Barloworld Ltd.	1,336
228	Bidvest Group Ltd. (The)	3,374
871	DataTec Ltd.(a)	1,951
84	Discovery Ltd.	921
235	Exxaro Resources Ltd.	2,536
87	Foschini Group Ltd. (The)	1,063
637	Gold Fields Ltd.	2,606
684	Harmony Gold Mining Co. Ltd.(a)	1,440
1,275	Impala Platinum Holdings Ltd.(a)	5,459
188	Imperial Logistics Ltd.	862
170	Liberty Holdings Ltd.	1,245
549	Life Healthcare Group Holdings Ltd.	1,057
99	Massmart Holdings Ltd.	613
188	Motus Holdings Ltd.(a)	1,210
73	Mr. Price Group Ltd.	1,121
1,700	MTN Group Ltd.	10,098
143	Net 1 UEPS Technologies, Inc.(a)	559
236	Pick n Pay Stores Ltd.	1,164
225	Remgro Ltd.	3,220
1,337	Sanlam Ltd.	7,483
305	Sappi Ltd.	1,567
441	Sasol Ltd.	13,483
157	Shoprite Holdings Ltd.	1,917
134	SPAR Group Ltd. (The)	1,903
360	Telkom SA SOC Ltd.	1,793
203	Truworths International Ltd.	1,055
284	Vodacom Group Ltd.	2,346
540	Woolworths Holdings Ltd.	1,759

		80,793

	Taiwan—10.4%
3,169	Acer, Inc.(a)	2,095
1,454	ASE Technology Holding Co. Ltd.(a)	2,972
2,028	Asia Cement Corp.	2,557
717	Asustek Computer, Inc.	5,114
16,784	AU Optronics Corp.	6,190
274	Catcher Technology Co. Ltd.	2,083
2,108	Cheng Shin Rubber Industry Co. Ltd.	2,997
549	Chicony Electronics Co. Ltd.	1,213
4,401	China Airlines Ltd.	1,451
10,439	China Development Financial Holding Corp.	3,382
8,576	China Life Insurance Co. Ltd.	8,011
9,025	China Steel Corp.	7,478
2,032	Chunghwa Telecom Co. Ltd.	7,065
11,420	Compal Electronics, Inc.	7,087
1,190	Delta Electronics, Inc.	5,935
3,476	Far Eastern New Century Corp.	3,445
769	Far EasTone Telecommunications Co. Ltd.	1,801
1,629	Formosa Chemicals & Fibre Corp.	5,584
1,548	Formosa Plastics Corp.	5,156
796	Foxconn Technology Co. Ltd.	1,632
786	Highwealth Construction Corp.	1,219
187	Himax Technologies, Inc. ADR	699
13,785	Hon Hai Precision Industry Co. Ltd.	32,563
158	Hotai Motor Co. Ltd.	1,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Strategic Emerging Markets ETF (ISEM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Taiwan (continued)
21,264	Innolux Corp.	$7,082
4,319	Inventec Corp.	3,340
19	Largan Precision Co. Ltd.	2,692
2,679	Lite-On Technology Corp.	3,878
680	MediaTek, Inc.	6,187
5,113	Mercuries & Associates Holding Ltd.	3,073
5,539	Mercuries Life Insurance Co. Ltd.(a)	2,043
289	Micro-Star International Co. Ltd.	768
2,322	Nan Ya Plastics Corp.	5,802
312	Novatek Microelectronics Corp.	1,733
4,677	Pegatron Corp.	8,024
2,480	Pou Chen Corp.	3,127
544	Powertech Technology, Inc.	1,266
195	President Chain Store Corp.	2,018
4,374	Quanta Computer, Inc.	8,129
612	Radiant Opto-Electronics Corp.	1,821
1,164	Synnex Technology International Corp.	1,418
2,722	Taiwan Cement Corp.	3,396
693	Taiwan Mobile Co. Ltd.	2,477
7,782	Taiwan Semiconductor Manufacturing Co. Ltd.	60,432
1,460	Tatung Co. Ltd.(a)	1,271
1,556	Teco Electric and Machinery Co. Ltd.	963
827	TPK Holding Co. Ltd.	1,405
397	Tripod Technology Corp.	1,216
2,061	Unimicron Technology Corp.	1,614
2,670	Uni-President Enterprises Corp.	6,507
12,296	United Microelectronics Corp.	4,575
2,141	Walsin Lihwa Corp.	1,263
8,178	Wistron Corp.	5,673
2,561	WPG Holdings Ltd.	3,312
44	Yageo Corp.	495

		276,446

	Thailand—1.5%
372	Advanced Info Service PCL NVDR	2,149
3,504	Charoen Pokphand Foods PCL NVDR	2,919
1,013	CP ALL PCL NVDR	2,499
7,834	IRPC PCL NVDR	1,467
4,203	Land & Houses PCL NVDR	1,400
901	PTT Exploration & Production PCL NVDR	3,560
1,229	PTT Global Chemical PCL NVDR	2,808
7,064	PTT PCL NVDR	10,872
484	Siam Cement PCL (The) NVDR	7,280
2,307	Thai Airways International PCL NVDR(a)	959
2,277	Thai Beverage PCL	1,373
925	Thai Oil PCL NVDR	2,121

		39,407

	Turkey—0.7%
110	BIM Birlesik Magazalar AS	1,767
1,789	Eregli Demir ve Celik Fabrikalari TAS	3,126
1,637	KOC Holding AS	5,721
145	Tupras Turkiye Petrol Rafinerileri AS	3,901
647	Turk Hava Yollari AO(a)	1,715
1,085	Turkcell Iletisim Hizmetleri AS	2,909

		19,139

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom—0.2%
215	Mondi Ltd.	$5,065

	United States—0.3%
2,337	JBS SA	8,369

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,497,294)-99.9%	2,644,287

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.8%
20,487	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $20,487)	20,487

	Total Investments in Securities (Cost $2,517,781)—100.7%	2,664,774

	Other assets less liabilities—(0.7)%	(17,265)

	Net Assets—100.0%	$2,647,509

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

PC—Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $45,354, which represented 1.71% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Strategic US ETF (IUS)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Information Technology	18.1
Health Care	16.5
Industrials	12.4
Consumer Discretionary	12.2
Consumer Staples	10.6
Communication Services	10.1
Energy	6.6
Financials	5.8
Utilities	3.8
Materials	2.9
Real Estate	0.7
Money Market Funds Plus Other Assets Less Liabilities	0.3

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.7%
	Communication Services—10.1%
30	Activision Blizzard, Inc.	$1,264
35	Alphabet, Inc., Class A(b)	39,429
48	AMC Entertainment Holdings, Inc., Class A(c)	673
12	AMC Networks, Inc., Class A(b)	789
1,619	AT&T, Inc.	50,383
82	CBS Corp., Class B	4,117
337	CenturyLink, Inc.	4,445
15	Charter Communications, Inc., Class A(b)	5,174
807	Comcast Corp., Class A	31,207
109	Discovery, Inc., Class A(b)	3,150
73	DISH Network Corp., Class A(b)	2,373
15	Electronic Arts, Inc.(b)	1,437
64	Facebook, Inc., Class A(b)	10,333
177	Frontier Communications Corp.(b)(c)	540
6	IAC/InterActiveCorp.(b)	1,278
62	Interpublic Group of Cos., Inc. (The)	1,428
16	Live Nation Entertainment, Inc.(b)	905
140	News Corp., Class A	1,823
40	Omnicom Group, Inc.	3,028
116	Sirius XM Holdings, Inc.	688
42	Telephone & Data Systems, Inc.	1,346
41	T-Mobile US, Inc.(b)	2,961
27	Tribune Media Co., Class A	1,248
247	Twenty-First Century Fox, Inc., Class A	12,456
22	Twitter, Inc.(b)	677
642	Verizon Communications, Inc.	36,543
95	Viacom, Inc., Class B	2,776
206	Walt Disney Co. (The)	23,245

		245,716

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary—12.2%
8	Advance Auto Parts, Inc.	$1,294
9	Amazon.com, Inc.(b)	14,758
42	American Axle & Manufacturing Holdings, Inc.(b)	676
47	Aramark	1,424
42	AutoNation, Inc.(b)	1,481
3	AutoZone, Inc.(b)	2,817
113	Bed Bath & Beyond, Inc.	1,890
59	Best Buy Co., Inc.	4,062
19	Big Lots, Inc.	599
2	Booking Holdings, Inc.(b)	3,394
34	BorgWarner, Inc.	1,381
13	Brunswick Corp.	686
5	Burlington Stores, Inc.(b)	849
26	CarMax, Inc.(b)	1,615
106	Carnival Corp.	6,123
7	Carter’s, Inc.	682
3	Chipotle Mexican Grill, Inc.(b)	1,823
37	Core-Mark Holding Co., Inc.	1,166
41	D.R. Horton, Inc.	1,594
39	Dana, Inc.	770
18	Darden Restaurants, Inc.	2,018
35	Dick’s Sporting Goods, Inc.	1,367
13	Dillard’s, Inc., Class A(c)	1,021
39	Dollar General Corp.	4,620
21	Dollar Tree, Inc.(b)	2,023
3	Domino’s Pizza, Inc.	753
122	eBay, Inc.	4,532
16	Expedia Group, Inc.	1,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Strategic US ETF (IUS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
30	Foot Locker, Inc.	$1,786
2,244	Ford Motor Co.	19,680
85	GameStop Corp., Class A(c)	994
49	Gap, Inc. (The)	1,245
7	Garrett Motion, Inc. (Switzerland)(b)	117
706	General Motors Co.	27,873
27	Gentex Corp.	549
25	Genuine Parts Co.	2,719
97	Goodyear Tire & Rubber Co. (The)	1,919
13	Group 1 Automotive, Inc.	808
73	H&R Block, Inc.	1,763
70	Hanesbrands, Inc.	1,301
51	Harley-Davidson, Inc.	1,893
12	Hasbro, Inc.	1,019
20	Hilton Worldwide Holdings, Inc.	1,662
104	Home Depot, Inc. (The)	19,255
15	Hyatt Hotels Corp., Class A	1,092
428	J.C. Penney Co., Inc.(b)	651
58	Kohl’s Corp.	3,917
79	L Brands, Inc.	2,065
38	Las Vegas Sands Corp.	2,334
13	Lear Corp.	1,977
22	Leggett & Platt, Inc.	999
31	Lennar Corp., Class A	1,487
8	Lithia Motors, Inc., Class A	722
38	LKQ Corp.(b)	1,053
123	Lowe’s Cos., Inc.	12,926
125	Macy’s, Inc.	3,099
16	Marriott International, Inc., Class A	2,004
77	Mattel, Inc.(b)(c)	1,110
101	McDonald’s Corp.	18,568
51	MGM Resorts International	1,364
7	Mohawk Industries, Inc.(b)	953
15	Murphy USA, Inc.(b)	1,167
68	Newell Brands, Inc.	1,104
121	NIKE, Inc., Class B	10,373
60	Nordstrom, Inc.	2,837
18	Norwegian Cruise Line Holdings Ltd.(b)	1,000
472	Office Depot, Inc.	1,638
8	O’Reilly Automotive, Inc.(b)	2,976
15	Penske Automotive Group, Inc.	667
8	Polaris Industries, Inc.	682
43	PulteGroup, Inc.	1,161
11	PVH Corp.	1,263
99	Qurate Retail, Inc.(b)	1,783
15	Ralph Lauren Corp.	1,878
8	RH(b)	1,229
27	Ross Stores, Inc.	2,560
24	Royal Caribbean Cruises Ltd.	2,844
21	Service Corp. International	868
48	Signet Jewelers Ltd.	1,349
12	Six Flags Entertainment Corp.	668
109	Starbucks Corp.	7,658
27	Tapestry, Inc.	943
152	Target Corp.	11,041
43	Taylor Morrison Home Corp., Class A(b)	721
20	Tenneco, Inc., Class A	692

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
3	Tesla, Inc.(b)(c)	$960
8	Thor Industries, Inc.	517
12	Tiffany & Co.	1,140
132	TJX Cos., Inc. (The)	6,770
23	Toll Brothers, Inc.	819
14	Tractor Supply Co.	1,335
4	Ulta Beauty, Inc.(b)	1,250
33	Under Armour, Inc., Class A(b)	744
43	VF Corp.	3,756
20	Whirlpool Corp.	2,830
17	Williams-Sonoma, Inc.	989
15	Wyndham Destinations, Inc.	675
4	Wynn Resorts Ltd.	506
60	Yum! Brands, Inc.	5,670

		295,358

	Consumer Staples—10.6%
161	Altria Group, Inc.	8,438
194	Archer-Daniels-Midland Co.	8,245
24	Brown-Forman Corp., Class B	1,188
68	Bunge Ltd.	3,609
34	Campbell Soup Co.	1,225
7	Casey’s General Stores, Inc.	943
26	Church & Dwight Co., Inc.	1,711
13	Clorox Co. (The)	2,054
430	Coca-Cola Co. (The)	19,496
78	Colgate-Palmolive Co.	5,138
54	Conagra Brands, Inc.	1,262
10	Constellation Brands, Inc., Class A	1,692
59	Costco Wholesale Corp.	12,906
55	Coty, Inc., Class A(c)	605
21	Estee Lauder Cos., Inc. (The), Class A	3,296
116	General Mills, Inc.	5,467
16	Herbalife Nutrition Ltd.(b)	898
20	Hershey Co. (The)	2,214
47	Hormel Foods Corp.	2,038
9	Ingredion, Inc.	832
21	JM Smucker Co. (The)	2,224
51	Kellogg Co.	2,869
16	Keurig Dr Pepper, Inc.	402
43	Kimberly-Clark Corp.	5,024
329	Kroger Co. (The)	9,649
11	McCormick & Co., Inc.	1,496
27	Molson Coors Brewing Co., Class B	1,665
237	Mondelez International, Inc., Class A	11,177
34	Monster Beverage Corp.(b)	2,170
177	PepsiCo, Inc.	20,468
36	Performance Food Group Co.(b)	1,387
122	Philip Morris International, Inc.	10,607
11	Post Holdings, Inc.(b)	1,121
377	Procter & Gamble Co. (The)	37,153
1,190	Rite Aid Corp.(b)	881
27	SpartanNash Co.	512
31	Sprouts Farmers Market, Inc.(b)	723
106	Sysco Corp.	7,160
16	TreeHouse Foods, Inc.(b)	969
95	Tyson Foods, Inc., Class A	5,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Strategic US ETF (IUS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
15	United Natural Foods, Inc.(b)	$225
217	Walgreens Boots Alliance, Inc.	15,448
362	Walmart, Inc.	35,834

		258,279

	Energy—6.6%
62	Anadarko Petroleum Corp.	2,697
63	Antero Resources Corp.(b)(c)	546
52	Apache Corp.	1,725
37	Cabot Oil & Gas Corp.	911
270	Chevron Corp.	32,287
6	Cimarex Energy Co.	431
158	ConocoPhillips	10,720
14	CVR Energy, Inc.	568
61	Devon Energy Corp.	1,800
6	Diamondback Energy, Inc.	618
27	EOG Resources, Inc.	2,538
30	EQT Corp.	544
24	Equitrans Midstream Corp.	423
666	Exxon Mobil Corp.	52,634
40	Halliburton Co.	1,228
13	Helmerich & Payne, Inc.	705
30	HollyFrontier Corp.	1,536
147	Marathon Petroleum Corp.	9,115
74	National Oilwell Varco, Inc.	2,082
82	Occidental Petroleum Corp.	5,424
21	ONEOK, Inc.	1,349
31	PBF Energy, Inc., Class A	963
21	Peabody Energy Corp.	648
94	Phillips 66	9,058
8	Pioneer Natural Resources Co.	1,128
57	QEP Resources, Inc.(b)	442
38	Range Resources Corp.	407
157	Schlumberger Ltd.	6,917
131	Southwestern Energy Co.(b)(c)	554
24	Targa Resources Corp.	966
98	Valero Energy Corp.	7,993
93	World Fuel Services Corp.	2,575

		161,532

	Financials—5.8%
7	Affiliated Managers Group, Inc.	767
3	Alleghany Corp.	1,929
95	Allstate Corp. (The)	8,966
141	American Express Co.	15,191
20	Arthur J. Gallagher & Co.	1,606
28	Axis Capital Holdings Ltd.	1,598
300	Berkshire Hathaway, Inc., Class B(b)	60,390
25	Cincinnati Financial Corp.	2,171
9	Everest Re Group Ltd.	2,035
56	Fidelity National Financial, Inc.	1,965
19	First American Financial Corp.	965
69	Franklin Resources, Inc.(c)	2,250
9	Hanover Insurance Group, Inc. (The)	1,068
22	INTL. FCStone, Inc.(b)	957
85	Jefferies Financial Group, Inc.	1,723
22	Lazard Ltd., Class A	823

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
27	Legg Mason, Inc.	$790
1	Markel Corp.(b)	1,005
52	Marsh & McLennan Cos., Inc.	4,837
12	Moody’s Corp.	2,077
7	MSCI, Inc.	1,293
12	Nasdaq, Inc.	1,099
60	Old Republic International Corp.	1,252
19	OneMain Holdings, Inc.	627
72	Progressive Corp. (The)	5,249
17	Reinsurance Group of America, Inc.	2,456
13	S&P Global, Inc.	2,605
18	T. Rowe Price Group, Inc.	1,808
74	Travelers Cos., Inc. (The)	9,835
17	W.R. Berkley Corp.	1,422

		140,759

	Health Care—16.5%
132	Abbott Laboratories	10,246
135	AbbVie, Inc.	10,697
24	Agilent Technologies, Inc.	1,907
16	Alexion Pharmaceuticals, Inc.(b)	2,165
120	AmerisourceBergen Corp.	9,996
81	Amgen, Inc.	15,396
49	Anthem, Inc.	14,736
43	Baxter International, Inc.	3,213
14	Becton, Dickinson and Co.	3,483
24	Biogen, Inc.(b)	7,872
58	Boston Scientific Corp.(b)	2,327
126	Bristol-Myers Squibb Co.	6,509
212	Cardinal Health, Inc.	11,520
64	Celgene Corp.(b)	5,320
62	Centene Corp.(b)	3,775
27	Cerner Corp.(b)	1,511
33	Cigna Corp.	5,757
419	Community Health Systems, Inc.(b)	2,074
3	Cooper Cos., Inc. (The)	858
9	Covetrus, Inc.(b)	322
390	CVS Health Corp.	22,554
52	Danaher Corp.	6,605
42	DaVita, Inc.(b)	2,390
31	DENTSPLY SIRONA, Inc.	1,295
9	Edwards Lifesciences Corp.(b)	1,524
89	Eli Lilly & Co.	11,240
11	Encompass Health Corp.	695
367	Gilead Sciences, Inc.	23,862
48	HCA Healthcare, Inc.	6,674
23	Henry Schein, Inc.(b)	1,364
21	Humana, Inc.	5,986
4	Illumina, Inc.(b)	1,251
4	Intuitive Surgical, Inc.(b)	2,190
8	IQVIA Holdings, Inc.(b)	1,121
4	Jazz Pharmaceuticals PLC(b)	560
294	Johnson & Johnson	40,172
11	Laboratory Corp. of America Holdings(b)	1,631
120	McKesson Corp.	15,259
16	MEDNAX, Inc.(b)	527
166	Medtronic PLC	15,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Strategic US ETF (IUS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
344	Merck & Co., Inc.	$27,964
1	Mettler-Toledo International, Inc.(b)	681
15	Molina Healthcare, Inc.(b)	2,019
52	Owens & Minor, Inc.	324
37	Patterson Cos., Inc.	834
19	Perrigo Co. PLC	925
778	Pfizer, Inc.	33,726
20	Quest Diagnostics, Inc.	1,731
4	Regeneron Pharmaceuticals, Inc.(b)	1,723
17	Stryker Corp.	3,205
55	Tenet Healthcare Corp.(b)	1,572
28	Thermo Fisher Scientific, Inc.	7,268
8	United Therapeutics Corp.(b)	1,010
101	UnitedHealth Group, Inc.	24,464
17	Universal Health Services, Inc., Class B	2,360
8	Varian Medical Systems, Inc.(b)	1,075
5	Waters Corp.(b)	1,211
7	WellCare Health Plans, Inc.(b)	1,775
26	Zimmer Biomet Holdings, Inc.	3,227
13	Zoetis, Inc.	1,225

		399,926

	Industrials—12.4%
65	3M Co.	13,480
11	A.O. Smith Corp.	571
7	Acuity Brands, Inc.	911
55	AECOM(b)	1,703
15	AGCO Corp.	1,014
20	Allison Transmission Holdings, Inc.	994
61	American Airlines Group, Inc.	2,173
18	AMETEK, Inc.	1,432
76	Arconic, Inc.	1,405
11	Arcosa, Inc.	368
47	Avis Budget Group, Inc.(b)	1,684
61	Boeing Co. (The)	26,838
19	C.H. Robinson Worldwide, Inc.	1,717
8	Carlisle Cos., Inc.	985
61	Caterpillar, Inc.	8,378
6	Cintas Corp.	1,240
77	CSX Corp.	5,596
29	Cummins, Inc.	4,469
40	Deere & Co.	6,562
47	Delta Air Lines, Inc.	2,330
18	Dover Corp.	1,630
74	Eaton Corp. PLC	5,903
11	EMCOR Group, Inc.	793
72	Emerson Electric Co.	4,907
8	Equifax, Inc.	876
20	Expeditors International of Washington, Inc.	1,499
19	Fastenal Co.	1,196
39	FedEx Corp.	7,059
43	Fluor Corp.	1,617
20	Fortune Brands Home & Security, Inc.	942
35	General Dynamics Corp.	5,958
2,523	General Electric Co.	26,214
9	Harris Corp.	1,484
13	HD Supply Holdings, Inc.(b)	559

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
137	Hertz Global Holdings, Inc.(b)	$2,617
73	Honeywell International, Inc.	11,247
9	Hubbell, Inc.	1,062
5	Huntington Ingalls Industries, Inc.	1,047
32	Illinois Tool Works, Inc.	4,611
37	Ingersoll-Rand PLC	3,906
8	J.B. Hunt Transport Services, Inc.	861
25	Jacobs Engineering Group, Inc.	1,844
157	Johnson Controls International PLC	5,537
13	Kansas City Southern	1,412
14	KAR Auction Services, Inc.	660
12	L3 Technologies, Inc.	2,541
31	Lockheed Martin Corp.	9,592
27	Macquarie Infrastructure Corp.	1,104
28	ManpowerGroup, Inc.	2,359
33	Masco Corp.	1,239
8	MSC Industrial Direct Co., Inc., Class A	675
67	Nielsen Holdings PLC	1,755
32	Norfolk Southern Corp.	5,738
17	Northrop Grumman Corp.	4,929
13	Oshkosh Corp.	1,012
23	Owens Corning	1,148
57	PACCAR, Inc.	3,865
14	Parker-Hannifin Corp.	2,466
47	Quanta Services, Inc.	1,675
27	Raytheon Co.	5,035
47	Republic Services, Inc.	3,686
11	Resideo Technologies, Inc.(b)	283
14	Robert Half International, Inc.	955
10	Rockwell Automation, Inc.	1,786
5	Roper Technologies, Inc.	1,618
22	Ryder System, Inc.	1,367
6	Snap-on, Inc.	960
26	Southwest Airlines Co.	1,457
19	Spirit AeroSystems Holdings, Inc., Class A	1,877
21	Stanley Black & Decker, Inc.	2,781
12	Stericycle, Inc.(b)	535
17	Terex Corp.	571
31	Textron, Inc.	1,683
3	TransDigm Group, Inc.(b)	1,302
35	Trinity Industries, Inc.	819
77	Union Pacific Corp.	12,913
27	United Continental Holdings, Inc.(b)	2,371
105	United Parcel Service, Inc., Class B	11,571
10	United Rentals, Inc.(b)	1,346
122	United Technologies Corp.	15,332
24	Univar, Inc.(b)	543
6	Verisk Analytics, Inc.(b)	759
8	W.W. Grainger, Inc.	2,438
51	Waste Management, Inc.	5,164
13	WESCO International, Inc.(b)	708
13	XPO Logistics, Inc.(b)	655
12	Xylem, Inc.	907

		300,811

	Information Technology—18.1%
60	Accenture PLC, Class A	9,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Strategic US ETF (IUS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
12	Adobe, Inc.(b)	$3,150
15	Akamai Technologies, Inc.(b)	1,045
11	Alliance Data Systems Corp.	1,903
21	Amdocs Ltd.	1,167
77	Amkor Technology, Inc.(b)	676
19	Amphenol Corp., Class A	1,785
11	Anixter International, Inc.(b)	645
4	ANSYS, Inc.(b)	709
479	Apple, Inc.	82,939
84	Applied Materials, Inc.	3,221
34	ARRIS International PLC(b)	1,077
35	Arrow Electronics, Inc.(b)	2,789
6	Autodesk, Inc.(b)	978
32	Automatic Data Processing, Inc.	4,897
53	Avnet, Inc.	2,305
17	Booz Allen Hamilton Holding Corp.	899
29	Broadcom, Inc.	7,985
7	Broadridge Financial Solutions, Inc.	709
26	Cadence Design Systems, Inc.(b)	1,489
12	CDK Global, Inc.	696
21	CDW Corp.	1,972
543	Cisco Systems, Inc.	28,111
11	Citrix Systems, Inc.	1,161
45	Cognizant Technology Solutions Corp., Class A	3,194
26	CommScope Holding Co., Inc.(b)	606
262	Corning, Inc.	9,120
14	DXC Technology Co.	922
7	F5 Networks, Inc.(b)	1,177
24	Fidelity National Information Services, Inc.	2,596
92	First Data Corp., Class A(b)	2,313
12	First Solar, Inc.(b)	631
33	Fiserv, Inc.(b)	2,795
5	FleetCor Technologies, Inc.(b)	1,166
7	Global Payments, Inc.	913
489	Hewlett Packard Enterprise Co.	8,010
363	HP, Inc.	7,162
472	Intel Corp.	24,997
158	International Business Machines Corp.	21,825
16	Intuit, Inc.	3,954
64	Jabil, Inc.	1,818
64	Juniper Networks, Inc.	1,733
9	KLA-Tencor Corp.	1,039
10	Lam Research Corp.	1,761
19	Leidos Holdings, Inc.	1,227
58	Marvell Technology Group Ltd.	1,157
37	Mastercard, Inc., Class A	8,316
20	Maxim Integrated Products, Inc.	1,089
13	Microchip Technology, Inc.	1,129
82	Micron Technology, Inc.(b)	3,352
537	Microsoft Corp.	60,160
28	Motorola Solutions, Inc.	4,007
49	NCR Corp.(b)	1,373
27	NetApp, Inc.	1,760
10	NVIDIA Corp.	1,543
31	ON Semiconductor Corp.(b)	666
367	Oracle Corp.	19,132
4	Palo Alto Networks, Inc.(b)	985

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
21	Paychex, Inc.	$1,617
53	PayPal Holdings, Inc.(b)	5,198
21	Qorvo, Inc.(b)	1,473
249	QUALCOMM, Inc.	13,294
6	Red Hat, Inc.(b)	1,096
15	salesforce.com, Inc.(b)	2,455
28	Sanmina Corp.(b)	894
46	Seagate Technology PLC	2,142
17	Skyworks Solutions, Inc.	1,388
179	Symantec Corp.	4,026
10	SYNNEX Corp.	981
12	Synopsys, Inc.(b)	1,220
25	Tech Data Corp.(b)	2,556
17	Teradyne, Inc.	694
65	Texas Instruments, Inc.	6,876
10	Total System Services, Inc.	944
20	Trimble, Inc.(b)	800
6	VeriSign, Inc.(b)	1,068
100	Visa, Inc., Class A	14,812
14	VMware, Inc., Class A	2,405
41	Western Digital Corp.(c)	2,062
82	Western Union Co. (The)	1,465
9	Worldpay, Inc., Class A(b)	862
59	Xerox Corp.	1,823
20	Xilinx, Inc.	2,506

		440,276

	Materials—2.9%
18	Air Products & Chemicals, Inc.	3,261
8	Albemarle Corp.	730
14	Ashland Global Holdings, Inc.	1,083
10	Avery Dennison Corp.	1,080
32	Ball Corp.	1,753
19	Bemis Co., Inc.	1,005
16	Berry Global Group, Inc.(b)	840
16	Celanese Corp.	1,637
34	CF Industries Holdings, Inc.	1,435
16	Chemours Co. (The)	608
23	Crown Holdings, Inc.(b)	1,249
19	Domtar Corp.	967
172	DowDuPont, Inc.	9,156
20	Eastman Chemical Co.	1,654
26	Ecolab, Inc.	4,392
176	Freeport-McMoRan, Inc.	2,270
55	Graphic Packaging Holding Co.	670
33	Huntsman Corp.	818
7	International Flavors & Fragrances, Inc.	892
71	International Paper Co.	3,253
22	Linde PLC (United Kingdom)	3,811
7	Martin Marietta Materials, Inc.	1,315
93	Mosaic Co. (The)	2,908
67	Newmont Mining Corp.	2,286
46	Nucor Corp.	2,786
22	Olin Corp.	569
42	Owens-Illinois, Inc.	837
11	Packaging Corp. of America	1,051
32	PPG Industries, Inc.	3,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Strategic US ETF (IUS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
14	Reliance Steel & Aluminum Co.	$1,250
17	RPM International, Inc.	984
30	Sealed Air Corp.	1,309
6	Sherwin-Williams Co. (The)	2,599
16	Sonoco Products Co.	926
24	Steel Dynamics, Inc.	896
34	United States Steel Corp.	762
9	Vulcan Materials Co.	1,003
62	WestRock Co.	2,318

		69,946

	Real Estate—0.7%
29	CBRE Group, Inc., Class A(b)	1,443
12	Digital Realty Trust, Inc. REIT	1,357
4	Equinix, Inc. REIT	1,694
28	Hospitality Properties Trust REIT	758
107	Host Hotels & Resorts, Inc. REIT	2,098
23	Iron Mountain, Inc. REIT	815
5	Jones Lang LaSalle, Inc.	826
10	Lamar Advertising Co., Class A REIT	776
13	Public Storage REIT	2,749
35	Realogy Holdings Corp.	476
8	SBA Communications Corp. REIT(b)	1,445
90	Weyerhaeuser Co. REIT	2,240

		16,677

	Utilities—3.8%
259	AES Corp.	4,463
28	Alliant Energy Corp.	1,284
43	Ameren Corp.	3,063
86	American Electric Power Co., Inc.	6,979
12	Atmos Energy Corp.	1,186
82	CenterPoint Energy, Inc.	2,472
42	CMS Energy Corp.	2,285
59	Consolidated Edison, Inc.	4,865
33	DTE Energy Co.	4,077
78	Edison International	4,671
51	Entergy Corp.	4,760
39	Evergy, Inc.	2,181
53	Eversource Energy	3,700
250	Exelon Corp.	12,148
139	FirstEnergy Corp.	5,664
33	MDU Resources Group, Inc.	872
58	NiSource, Inc.	1,565
74	NRG Energy, Inc.	3,084
31	OGE Energy Corp.	1,318
19	Pinnacle West Capital Corp.	1,781
18	Portland General Electric Co.	903
87	Public Service Enterprise Group, Inc.	5,116
39	Sempra Energy	4,697
28	UGI Corp.	1,537
47	WEC Energy Group, Inc.	3,585
90	Xcel Energy, Inc.	4,937

		93,193

	Total Common Stocks & Other Equity Interests (Cost $2,499,296)	2,422,473

Number of Shares		Value
	Money Market Fund—0.1%
1,383	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $1,383)	$1,383

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,500,679)—99.8%	2,423,856

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.4%
10,214	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $10,214)	10,214

	Total Investments in Securities (Cost $2,510,893)—100.2%	2,434,070

	Other assets less liabilities—(0.2)%	(4,837)

	Net Assets—100.0%	$2,429,233

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Strategic US Small Company ETF (IUSS)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Industrials	22.1
Information Technology	17.1
Consumer Discretionary	15.1
Health Care	9.0
Financials	7.5
Real Estate	6.5
Materials	6.1
Communication Services	4.8
Utilities	4.1
Consumer Staples	4.0
Energy	3.5
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Communication Services—4.8%
21	ATN International, Inc.	$1,179
27	Boingo Wireless, Inc.(b)	604
3	Cable One, Inc.	2,847
72	Cincinnati Bell, Inc.(b)	698
152	Cinemark Holdings, Inc.	5,720
477	Clear Channel Outdoor Holdings, Inc., Class A(b)	2,614
22	Cogent Communications Holdings, Inc.	1,072
208	Consolidated Communications Holdings, Inc.	2,065
127	E.W. Scripps Co. (The), Class A	2,686
157	Entercom Communications Corp., Class A	967
309	Entravision Communications Corp., Class A	1,221
380	Gannett Co., Inc.	4,461
29	Glu Mobile, Inc.(b)	260
55	Gogo, Inc.(b)	253
162	Gray Television, Inc.(b)	3,549
60	John Wiley & Sons, Inc., Class A	3,113
216	Liberty TripAdvisor Holdings, Inc., Series A(b)	3,259
218	Lions Gate Entertainment Corp., Class A	3,368
16	Madison Square Garden Co. (The), Class A(b)	4,610
33	Marcus Corp. (The)	1,399
62	Match Group, Inc.	3,434
182	MDC Partners, Inc., Class A(b)	604
75	Meredith Corp.(c)	4,295
15	MSG Networks, Inc., Class A(b)	362
115	National CineMedia, Inc.	890
6	Netflix, Inc.(b)	2,149
127	New Media Investment Group, Inc.	1,692
88	New York Times Co. (The), Class A	2,891
56	Nexstar Media Group, Inc., Class A	5,473

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Communication Services (continued)
39	ORBCOMM, Inc.(b)	$275
24	QuinStreet, Inc.(b)	321
9	Rosetta Stone, Inc.(b)	145
65	Scholastic Corp.	2,750
45	Shenandoah Telecommunications Co.	2,000
176	Sinclair Broadcast Group, Inc., Class A	6,354
37	Spok Holdings, Inc.	511
35	Take-Two Interactive Software, Inc.(b)	3,054
11	TechTarget, Inc.(b)	182
505	TEGNA, Inc.	6,651
40	Tribune Publishing Co.(b)	482
93	TripAdvisor, Inc.(b)	4,945
36	TrueCar, Inc.(b)	261
57	United States Cellular Corp.(b)	2,661
117	Vonage Holdings Corp.(b)	1,203
23	World Wrestling Entertainment, Inc., Class A(c)	1,925
38	Yelp, Inc.(b)	1,416
158	Zayo Group Holdings, Inc.(b)	3,918
31	Zillow Group, Inc., Class C(b)(c)	1,296
739	Zynga, Inc., Class A(b)	3,858

		111,943

	Consumer Discretionary—15.1%
116	Aaron’s, Inc.	6,298
161	Abercrombie & Fitch Co., Class A	3,534
84	Adtalem Global Education, Inc.(b)	4,049
232	American Eagle Outfitters, Inc.	4,733
119	American Outdoor Brands Corp.(b)	1,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Strategic US Small Company ETF (IUSS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
14	American Public Education, Inc.(b)	$452
12	America’s Car-Mart, Inc.(b)	979
78	Asbury Automotive Group, Inc.(b)	5,600
1,610	Ascena Retail Group, Inc.(b)	3,574
525	Barnes & Noble, Inc.	3,307
104	BBX Capital Corp.	636
123	Beazer Homes USA, Inc.(b)	1,491
79	Belmond Ltd., Class A (United Kingdom)(b)	1,963
111	Big 5 Sporting Goods Corp.(c)	447
2	Biglari Holdings, Inc., Class B(b)	268
38	BJ’s Restaurants, Inc.	1,818
279	Bloomin’ Brands, Inc.	5,770
21	Boot Barn Holdings, Inc.(b)	598
80	Boyd Gaming Corp.	2,381
213	Bridgepoint Education, Inc.(b)	2,196
36	Bright Horizons Family Solutions, Inc.(b)	4,464
110	Brinker International, Inc.	5,035
49	Buckle, Inc. (The)(c)	940
40	Build-A-Bear Workshop, Inc.(b)	206
79	Caleres, Inc.	2,457
82	Callaway Golf Co.	1,411
38	Career Education Corp.(b)	632
78	Carrols Restaurant Group, Inc.(b)	834
83	Cato Corp. (The), Class A	1,306
5	Cavco Industries, Inc.(b)	692
24	Century Communities, Inc.(b)	548
77	Cheesecake Factory, Inc. (The)	3,642
18	Chegg, Inc.(b)	713
299	Chico’s FAS, Inc.	1,746
25	Children’s Place, Inc. (The)	2,389
15	Choice Hotels International, Inc.	1,198
36	Churchill Downs, Inc.	3,377
18	Chuy’s Holdings, Inc.(b)	403
29	Citi Trends, Inc.	628
23	Columbia Sportswear Co.	2,368
54	Conn’s, Inc.(b)	1,274
38	Container Store Group, Inc. (The)(b)	260
166	Cooper Tire & Rubber Co.	5,305
32	Cooper-Standard Holdings, Inc.(b)	1,924
32	Cracker Barrel Old Country Store, Inc.	5,184
87	Crocs, Inc.(b)	2,234
35	CSS Industries, Inc.	241
73	Dave & Buster’s Entertainment, Inc.	3,747
30	Deckers Outdoor Corp.(b)	4,438
59	Del Frisco’s Restaurant Group, Inc.(b)	500
73	Denny’s Corp.(b)	1,275
22	Dine Brands Global, Inc.	2,182
26	Dorman Products, Inc.(b)	2,103
54	Drive Shack, Inc.(b)	238
146	DSW, Inc., Class A	4,323
14	Duluth Holdings, Inc., Class B(b)(c)	356
63	Dunkin’ Brands Group, Inc.	4,501
35	El Pollo Loco Holdings, Inc.(b)	530
27	Eldorado Resorts, Inc.(b)	1,302
46	Ethan Allen Interiors, Inc.	924
30	Etsy, Inc.(b)	2,138

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
254	Express, Inc.(b)	$1,321
33	Fiesta Restaurant Group, Inc.(b)	497
19	Five Below, Inc.(b)	2,287
145	Fossil Group, Inc.(b)(c)	2,268
16	Fox Factory Holding Corp.(b)	1,014
143	Francesca’s Holdings Corp.(b)	120
39	frontdoor, Inc.(b)	1,248
139	FTD Cos., Inc.(b)	242
77	Genesco, Inc.(b)	3,717
35	Gentherm, Inc.(b)	1,435
53	G-III Apparel Group Ltd.(b)	1,887
628	GNC Holdings, Inc., Class A(b)	1,871
15	Golden Entertainment, Inc.(b)	273
201	GoPro, Inc., Class A(b)	1,172
9	Graham Holdings Co., Class B	6,153
23	Grand Canyon Education, Inc.(b)	2,661
474	Groupon, Inc.(b)	1,550
19	GrubHub, Inc.(b)	1,550
92	Guess?, Inc.	2,060
52	Haverty Furniture Cos., Inc.	1,267
34	Helen of Troy Ltd.(b)	3,812
54	Hibbett Sports, Inc.(b)	1,001
16	Hooker Furniture Corp.	502
335	Houghton Mifflin Harcourt Co.(b)	2,650
1,135	Hovnanian Enterprises, Inc., Class A(b)	769
11	Installed Building Products, Inc.(b)	480
63	International Speedway Corp., Class A	2,725
20	iRobot Corp.(b)(c)	2,501
43	Jack in the Box, Inc.	3,463
9	Johnson Outdoors, Inc., Class A	591
82	K12, Inc.(b)	2,627
209	KB Home	4,767
56	Kirkland’s, Inc.(b)	654
27	Lands’ End, Inc.(b)(c)	492
82	La-Z-Boy, Inc.	2,822
27	LCI Industries	2,200
7	LGI Homes, Inc.(b)(c)	414
113	Libbey, Inc.	445
24	Lindblad Expeditions Holdings, Inc.(b)	326
33	Liquidity Services, Inc.(b)	228
39	Lululemon Athletica, Inc.(b)	5,866
56	M/I Homes, Inc.(b)	1,458
9	Malibu Boats, Inc., Class A(b)	416
8	Marine Products Corp.(c)	113
46	MarineMax, Inc.(b)	903
40	Marriott Vacations Worldwide Corp.	3,894
103	MDC Holdings, Inc.	2,971
8	MercadoLibre, Inc. (Argentina)(b)	3,670
61	Meritage Homes Corp.(b)	2,675
223	Michaels Cos., Inc. (The)(b)	3,153
91	Modine Manufacturing Co.(b)	1,368
7	Monarch Casino & Resort, Inc.(b)	307
32	Monro, Inc.	2,442
22	Motorcar Parts of America, Inc.(b)	455
25	Movado Group, Inc.	876
37	Nautilus, Inc.(b)	242

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Strategic US Small Company ETF (IUSS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
22	Noodles & Co.(b)	$172
28	Nutrisystem, Inc.	1,212
17	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,500
23	Overstock.com, Inc.(b)(c)	456
19	Oxford Industries, Inc.	1,502
40	Papa John’s International, Inc.(c)	1,748
97	Party City Holdco, Inc.(b)(c)	1,010
125	Penn National Gaming, Inc.(b)	3,106
14	PetMed Express, Inc.(c)	323
748	Pier 1 Imports, Inc.(b)	1,010
34	Planet Fitness, Inc., Class A(b)	1,999
26	Pool Corp.	4,148
36	Quotient Technology, Inc.(b)	361
28	Red Robin Gourmet Burgers, Inc.(b)	851
81	Regis Corp.(b)	1,465
235	Rent-A-Center, Inc.(b)	4,373
28	Ruth’s Hospitality Group, Inc.	712
376	Sally Beauty Holdings, Inc.(b)(c)	6,794
18	Scientific Games Corp.(b)	523
93	SeaWorld Entertainment, Inc.(b)	2,538
83	ServiceMaster Global Holdings, Inc.(b)	3,748
9	Shake Shack, Inc., Class A(b)	496
40	Shoe Carnival, Inc.(c)	1,526
27	Shutterfly, Inc.(b)	1,210
14	Shutterstock, Inc.	649
160	Skechers U.S.A., Inc., Class A(b)	5,381
94	Sleep Number Corp.(b)	4,103
245	Sonic Automotive, Inc., Class A	3,682
52	Sotheby’s(b)(c)	2,281
25	Speedway Motorsports, Inc.	441
9	Stamps.com, Inc.(b)	846
30	Standard Motor Products, Inc.	1,479
82	Steven Madden Ltd.	2,705
28	Stoneridge, Inc.(b)	828
15	Strategic Education, Inc.	1,962
27	Sturm Ruger & Co., Inc.	1,538
75	Superior Industries International, Inc.	464
90	Tailored Brands, Inc.	1,166
85	Tempur Sealy International, Inc.(b)(c)	4,948
57	Texas Roadhouse, Inc.	3,609
59	Tile Shop Holdings, Inc.	376
39	TopBuild Corp.(b)	2,321
65	Tower International, Inc.	1,667
234	TRI Pointe Group, Inc.(b)	2,948
72	Tupperware Brands Corp.	2,168
25	Unifi, Inc.(b)	553
29	Universal Electronics, Inc.(b)	968
86	Urban Outfitters, Inc.(b)	2,653
23	Vail Resorts, Inc.	4,793
43	Vera Bradley, Inc.(b)	411
295	Vista Outdoor, Inc.(b)	2,628
37	Visteon Corp.(b)	3,169
33	Wayfair, Inc., Class A(b)(c)	5,467
5	Weight Watchers International, Inc.(b)	101
252	Wendy’s Co. (The)	4,367
79	William Lyon Homes, Class A(b)	1,118

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
10	Wingstop, Inc.	$666
2	Winmark Corp.	345
40	Winnebago Industries, Inc.	1,305
122	Wolverine World Wide, Inc.	4,363
30	Zumiez, Inc.(b)	741

		352,419

	Consumer Staples—4.0%
10	Alico, Inc.	303
96	Andersons, Inc. (The)	3,548
1,921	Avon Products, Inc. (United Kingdom)(b)	5,936
87	B&G Foods, Inc.(c)	2,142
10	Boston Beer Co., Inc. (The), Class A(b)	3,126
11	Calavo Growers, Inc.	936
23	Cal-Maine Foods, Inc.	1,014
54	Central Garden & Pet Co., Class A(b)	1,504
29	Chefs’ Warehouse, Inc. (The)(b)	928
18	Coca-Cola Consolidated, Inc.	4,461
298	Darling Ingredients, Inc.(b)	6,550
543	Dean Foods Co.	2,177
127	Edgewell Personal Care Co.(b)	5,634
51	Energizer Holdings, Inc.	2,340
16	Farmer Brothers Co.(b)	382
256	Flowers Foods, Inc.	5,240
83	Fresh Del Monte Produce, Inc.	2,297
7	Freshpet, Inc.(b)	289
141	Hain Celestial Group, Inc. (The)(b)	2,773
134	Hostess Brands, Inc.(b)	1,627
113	Ingles Markets, Inc., Class A	3,517
11	Inter Parfums, Inc.	811
11	J&J Snack Foods Corp.	1,708
20	John B. Sanfilippo& Son, Inc.	1,390
16	Lancaster Colony Corp.	2,508
4	Medifast, Inc.	510
5	MGP Ingredients, Inc.(c)	409
5	National Beverage Corp.	343
26	Natural Grocers by Vitamin Cottage, Inc.(b)	369
61	Nu Skin Enterprises, Inc., Class A	3,667
125	Pilgrim’s Pride Corp.(b)	2,459
25	PriceSmart, Inc.	1,617
44	Sanderson Farms, Inc.	5,069
40	Seneca Foods Corp., Class A(b)	1,181
790	Smart & Final Stores, Inc.(b)	4,898
23	Tootsie Roll Industries, Inc.(c)	855
66	Universal Corp.	3,916
8	USANA Health Sciences, Inc.(b)	788
105	Vector Group Ltd.(c)	1,231
7	WD-40 Co.(c)	1,253
41	Weis Markets, Inc.	2,063

		93,769

	Energy—3.5%
53	Arch Coal, Inc., Class A(c)	4,938
173	Archrock, Inc.	1,689
35	Basic Energy Services, Inc.(b)	169
9	Bonanza Creek Energy, Inc.(b)	207
101	Bristow Group, Inc.(b)(c)	119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Strategic US Small Company ETF (IUSS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
47	C&J Energy Services, Inc.(b)	$812
36	California Resources Corp.(b)	851
179	Callon Petroleum Co.(b)	1,369
26	CARBO Ceramics, Inc.(b)	106
62	Carrizo Oil & Gas, Inc.(b)	681
64	Cheniere Energy, Inc.(b)	4,125
1,373	Chesapeake Energy Corp.(b)	4,064
244	Clean Energy Fuels Corp.(b)	559
507	Cloud Peak Energy, Inc.(b)	264
43	Continental Resources, Inc.(b)	1,918
10	Covia Holdings Corp.(b)(c)	48
111	Delek US Holdings, Inc.	3,927
498	Denbury Resources, Inc.(b)	956
40	Dril-Quip, Inc.(b)	1,704
174	Eclipse Resources Corp.(b)	204
13	Era Group, Inc.(b)	150
57	Exterran Corp.(b)	973
81	Forum Energy Technologies, Inc.(b)	472
256	Frontline Ltd. (Norway)(b)	1,644
16	Geospace Technologies Corp.(b)	262
143	Green Plains, Inc.	2,231
18	Gulf Island Fabrication, Inc.(b)	176
468	Gulfport Energy Corp.(b)	3,585
245	Halcon Resources Corp.(b)	368
199	Helix Energy Solutions Group, Inc.(b)	1,473
80	HighPoint Resources Corp.(b)	207
160	Laredo Petroleum, Inc.(b)	549
53	Matador Resources Co.(b)	986
53	Matrix Service Co.(b)	1,107
157	McDermott International, Inc.(b)	1,331
556	Nabors Industries Ltd.	1,801
9	NACCO Industries, Inc., Class A	329
83	Newpark Resources, Inc.(b)	734
341	Oasis Petroleum, Inc.(b)	1,906
155	Oceaneering International, Inc.(b)	2,395
48	Oil States International, Inc.(b)	823
109	Par Pacific Holdings, Inc.(b)	1,842
181	Parsley Energy, Inc., Class A(b)	3,283
221	Patterson-UTI Energy, Inc.	2,930
78	PDC Energy, Inc.(b)	2,891
8	Penn Virginia Corp.(b)	429
56	PHI, Inc.(b)(c)	174
66	Pioneer Energy Services Corp.(b)	117
111	Renewable Energy Group, Inc.(b)	2,949
9	REX American Resources Corp.(b)	717
21	RigNet, Inc.(b)	325
26	Ring Energy, Inc.(b)	160
33	RPC, Inc.(c)	355
87	SandRidge Energy, Inc.(b)	676
76	Scorpio Tankers, Inc. (Monaco)	1,399
25	SEACOR Holdings, Inc.(b)	1,117
136	SemGroup Corp., Class A	2,141
172	SM Energy Co.	2,811
133	SRC Energy, Inc.(b)	612
171	Superior Energy Services, Inc.(b)	800
20	Talos Energy, Inc.(b)	449

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
160	TETRA Technologies, Inc.(b)	$382
1	Texas Pacific Land Trust	744
102	Unit Corp.(b)	1,586
78	US Silica Holdings, Inc.(c)	1,162
16	W&T Offshore, Inc.(b)	83

		82,346

	Financials—7.5%
30	AMERISAFE, Inc.	1,893
65	Argo Group International Holdings Ltd.	4,518
69	Artisan Partners Asset Management, Inc., Class A	1,815
452	BGC Partners, Inc., Class A	2,771
26	Blucora, Inc.(b)	699
189	Brown & Brown, Inc.	5,598
49	Cboe Global Markets, Inc.	4,700
92	Citizens, Inc.(b)(c)	628
16	Cohen & Steers, Inc.	668
137	Compass Diversified Holdings LP	2,156
46	Cowen, Inc.(b)	712
22	Crawford & Co., Class A	221
10	Credit Acceptance Corp.(b)	4,399
3	Diamond Hill Investment Group, Inc.	426
45	Donegal Group, Inc., Class A	606
68	Eaton Vance Corp.	2,846
7	eHealth, Inc.(b)	374
21	EMC Insurance Group, Inc.	670
45	Employers Holdings, Inc.	1,875
36	Encore Capital Group, Inc.(b)(c)	1,231
63	Enova International, Inc.(b)	1,608
23	Erie Indemnity Co., Class A	4,099
85	Essent Group Ltd.(b)	3,667
36	Evercore, Inc., Class A	3,316
84	EZCORP, Inc., Class A(b)	821
27	FactSet Research Systems, Inc.	6,350
156	Federated Investors, Inc., Class B	4,641
41	FirstCash, Inc.	3,594
21	GAMCO Investors, Inc., Class A	430
29	Green Dot Corp., Class A(b)	1,872
44	Greenhill & Co., Inc.	1,036
49	Heritage Insurance Holdings, Inc.	731
55	Houlihan Lokey, Inc.	2,529
48	Investment Technology Group, Inc.	1,451
61	James River Group Holdings Ltd.	2,506
49	Kemper Corp.	4,072
182	Ladenburg Thalmann Financial Services, Inc.	535
118	LendingClub Corp.(b)	350
2	LendingTree, Inc.(b)	638
83	LPL Financial Holdings, Inc.	6,259
565	Maiden Holdings Ltd.	695
10	MarketAxess Holdings, Inc.	2,439
63	Mercury General Corp.	3,337
491	MGIC Investment Corp.(b)	6,373
62	Moelis& Co., Class A	2,766
10	Morningstar, Inc.	1,266
114	National General Holdings Corp.	2,942
40	Navigators Group, Inc. (The)	2,791
47	NMI Holdings, Inc., Class A(b)	1,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Strategic US Small Company ETF (IUSS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
120	On Deck Capital, Inc.(b)	$737
20	Oppenheimer Holdings, Inc., Class A	564
32	Piper Jaffray Cos.	2,239
11	PJT Partners, Inc., Class A	509
40	PRA Group, Inc.(b)	1,288
50	Primerica, Inc.	6,252
127	ProAssurance Corp.	5,156
29	Protective Insurance Corp., Class B	612
294	Radian Group, Inc.	5,986
43	RLI Corp.	3,032
19	Safety Insurance Group, Inc.	1,697
86	SEI Investments Co.	4,536
81	Selective Insurance Group, Inc.	5,343
26	State Auto Financial Corp.	875
55	Stewart Information Services Corp.	2,361
99	Stifel Financial Corp.	5,389
112	Third Point Reinsurance Ltd. (Bermuda)(b)	1,197
5	Trupanion, Inc.(b)(c)	152
41	United Fire Group, Inc.	1,998
19	United Insurance Holdings Corp.	311
47	Universal Insurance Holdings, Inc.	1,835
42	Virtu Financial, Inc., Class A(c)	1,056
10	Virtus Investment Partners, Inc.	1,023
155	Waddell & Reed Financial, Inc., Class A	2,869
22	Walker & Dunlop, Inc.	1,228
9	Westwood Holdings Group, Inc.	348
55	WisdomTree Investments, Inc.	428
14	World Acceptance Corp.(b)	1,722

		173,798

	Health Care—9.0%
14	AAC Holdings, Inc.(b)	36
4	ABIOMED, Inc.(b)	1,338
123	Acadia Healthcare Co., Inc.(b)	3,234
51	Accuray, Inc.(b)	246
47	Acorda Therapeutics, Inc.(b)	693
9	Addus HomeCare Corp.(b)	605
12	Akebia Therapeutics, Inc.(b)	87
124	Akorn, Inc.(b)	502
13	Align Technology, Inc.(b)	3,367
32	Alkermes PLC(b)	1,065
277	Allscripts Healthcare Solutions, Inc.(b)	2,969
71	AMAG Pharmaceuticals, Inc.(b)	1,057
22	Amedisys, Inc.(b)	2,735
39	AMN Healthcare Services, Inc.(b)	1,950
26	Amneal Pharmaceuticals, Inc.(b)	352
33	Amphastar Pharmaceuticals, Inc.(b)	820
44	AngioDynamics, Inc.(b)	986
4	ANI Pharmaceuticals, Inc.(b)	263
10	Anika Therapeutics, Inc.(b)	326
90	Assertio Therapeutics, Inc.(b)	373
8	AtriCure, Inc.(b)	255
1	Atrion Corp.	786
41	Avanos Medical, Inc.(b)	1,930
1	AxoGen, Inc.(b)	18
37	BioMarin Pharmaceutical, Inc.(b)	3,451
13	Bio-Rad Laboratories, Inc., Class A(b)	3,522

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
142	BioScrip, Inc.(b)	$461
14	Bio-Techne Corp.	2,715
10	BioTelemetry, Inc.(b)	747
656	Brookdale Senior Living, Inc.(b)	4,435
73	Bruker Corp.	2,789
23	Cambrex Corp.(b)	951
10	Cantel Medical Corp.	735
47	Capital Senior Living Corp.(b)	235
8	Cardiovascular Systems, Inc.(b)	283
82	Catalent, Inc.(b)	3,544
35	Charles River Laboratories International, Inc.(b)	4,976
9	Chemed Corp.	2,965
7	ChemoCentryx, Inc.(b)	75
37	Civitas Solutions, Inc.(b)	657
1	Codexis, Inc.(b)	22
11	Computer Programs & Systems, Inc.	362
20	CONMED Corp.	1,538
16	Corcept Therapeutics, Inc.(b)	200
8	CorVel Corp.(b)	538
62	Cross Country Healthcare, Inc.(b)	542
12	CryoLife, Inc.(b)	355
21	CytomX Therapeutics, Inc.(b)	236
11	DexCom, Inc.(b)	1,533
107	Diplomat Pharmacy, Inc.(b)	690
12	Eagle Pharmaceuticals, Inc.(b)	601
24	Emergent BioSolutions, Inc.(b)	1,400
3	Enanta Pharmaceuticals, Inc.(b)	308
879	Endo International PLC(b)	9,660
2	Endologix, Inc.(b)	1
53	Ensign Group, Inc. (The)	2,621
34	Evolent Health, Inc., Class A(b)	448
2	Exact Sciences Corp.(b)	182
44	Exelixis, Inc.(b)	985
2	FibroGen, Inc.(b)	116
4	Five Prime Therapeutics, Inc.(b)	46
12	Genomic Health, Inc.(b)	912
7	Glaukos Corp.(b)	519
33	Globus Medical, Inc., Class A(b)	1,607
23	Haemonetics Corp.(b)	1,998
11	Halozyme Therapeutics, Inc.(b)	190
8	HealthEquity, Inc.(b)	644
16	HealthStream, Inc.	445
2	Heska Corp.(b)	164
51	Hill-Rom Holdings, Inc.	5,409
58	HMS Holdings Corp.(b)	1,999
133	Hologic, Inc.(b)	6,271
199	Horizon Pharma PLC(b)	5,773
36	ICON PLC(b)	5,039
5	ICU Medical, Inc.(b)	1,229
26	IDEXX Laboratories, Inc.(b)	5,487
29	Incyte Corp.(b)	2,501
36	Innoviva, Inc.(b)	565
3	Inogen, Inc.(b)	322
196	Inovalon Holdings, Inc., Class A(b)(c)	2,575
5	Insulet Corp.(b)(c)	470
13	Insys Therapeutics, Inc.(b)	82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Strategic US Small Company ETF (IUSS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
30	Integer Holdings Corp.(b)	$2,729
23	Integra LifeSciences Holdings Corp.(b)	1,267
3	Intersect ENT, Inc.(b)	102
8	Intrexon Corp.(b)	64
44	Invacare Corp.	428
20	Ionis Pharmaceuticals, Inc.(b)	1,420
69	Lannett Co., Inc.(b)	649
21	Lantheus Holdings, Inc.(b)	480
6	LeMaitre Vascular, Inc.	180
15	LHC Group, Inc.(b)	1,645
4	Ligand Pharmaceuticals, Inc.(b)	496
27	Luminex Corp.	688
5	MacroGenics, Inc.(b)	100
57	Magellan Health, Inc.(b)	3,882
22	Masimo Corp.(b)	2,888
15	Medidata Solutions, Inc.(b)	1,125
39	Meridian Bioscience, Inc.	666
21	Merit Medical Systems, Inc.(b)	1,170
16	Momenta Pharmaceuticals, Inc.(b)	225
49	Myriad Genetics, Inc.(b)	1,520
19	National HealthCare Corp.	1,547
11	National Research Corp.	428
21	Natus Medical, Inc.(b)	580
11	Neogen Corp.(b)	682
23	NeoGenomics, Inc.(b)	451
4	Nevro Corp.(b)	184
47	NextGen Healthcare, Inc.(b)	822
41	NuVasive, Inc.(b)	2,415
21	Omnicell, Inc.(b)	1,784
318	OPKO Health, Inc.(b)	811
23	OraSure Technologies, Inc.(b)	247
13	Pacira Pharmaceuticals, Inc.(b)	535
3	Penumbra, Inc.(b)(c)	401
63	PerkinElmer, Inc.	5,932
22	Phibro Animal Health Corp., Class A	645
27	PRA Health Sciences, Inc.(b)	2,888
52	Premier, Inc., Class A(b)	1,902
61	Prestige Consumer Healthcare, Inc.(b)	1,785
25	Providence Service Corp. (The)(b)	1,783
2	PTC Therapeutics, Inc.(b)	69
7	Quidel Corp.(b)	459
18	R1 RCM, Inc.(b)	178
63	RadNet, Inc.(b)	859
1	REGENXBIO, Inc.(b)	52
8	Repligen Corp.(b)	476
52	ResMed, Inc.	5,326
12	Retrophin, Inc.(b)	271
64	RTI Surgical, Inc.(b)	319
9	Sangamo Therapeutics, Inc.(b)	81
4	Seattle Genetics, Inc.(b)	297
190	Select Medical Holdings Corp.(b)	2,816
9	Spectrum Pharmaceuticals, Inc.(b)	97
4	STAAR Surgical Co.(b)	147
13	Supernus Pharmaceuticals, Inc.(b)	531
27	Surgery Partners, Inc.(b)(c)	338
5	Surmodics, Inc.(b)	292

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
41	Syneos Health, Inc.(b)	$1,713
5	Teladoc Health, Inc.(b)	322
20	Teleflex, Inc.	5,797
21	Tivity Health, Inc.(b)	449
7	US Physical Therapy, Inc.	772
11	Vanda Pharmaceuticals, Inc.(b)	223
24	Veeva Systems, Inc., Class A(b)	2,830
35	Vertex Pharmaceuticals, Inc.(b)	6,606
7	Vocera Communications, Inc.(b)	232
44	West Pharmaceutical Services, Inc.	4,609

		208,826

	Industrials—22.1%
22	AAON, Inc.	877
40	AAR Corp.	1,461
156	ABM Industries, Inc.	5,563
109	Acacia Research Corp.(b)	332
199	ACCO Brands Corp.	1,851
56	Actuant Corp., Class A	1,369
42	Advanced Drainage Systems, Inc.	1,068
67	Aegion Corp.(b)	1,163
65	Aerojet Rocketdyne Holdings, Inc.(b)	2,421
8	Aerovironment, Inc.(b)	637
94	Air Transport Services Group, Inc.(b)	2,187
11	Alamo Group, Inc.	1,056
64	Alaska Air Group, Inc.	3,949
21	Albany International Corp., Class A	1,629
6	Allegiant Travel Co.	793
53	Allegion PLC	4,768
27	Altra Industrial Motion Corp.	859
12	AMERCO	4,615
14	American Woodmark Corp.(b)	1,193
41	Apogee Enterprises, Inc.	1,463
46	Applied Industrial Technologies, Inc.	2,674
55	ArcBest Corp.	1,916
31	Argan, Inc.	1,441
120	Armstrong Flooring, Inc.(b)	1,721
37	Armstrong World Industries, Inc.	2,708
42	ASGN, Inc.(b)	2,705
25	Astec Industries, Inc.	954
33	Astronics Corp.(b)	1,187
58	Atlas Air Worldwide Holdings, Inc.(b)	3,117
7	Axon Enterprise, Inc.(b)	377
34	AZZ, Inc.	1,565
314	Babcock & Wilcox Enterprises, Inc.(b)	201
51	Barnes Group, Inc.	2,962
11	Barrett Business Services, Inc.	864
119	Beacon Roofing Supply, Inc.(b)	4,316
143	BMC Stock Holdings, Inc.(b)	2,736
54	Brady Corp., Class A	2,555
113	Briggs & Stratton Corp.	1,481
48	Brink’s Co. (The)	3,788
247	Builders FirstSource, Inc.(b)	3,441
45	BWX Technologies, Inc.	2,356
44	CAI International, Inc.(b)	1,037
27	Casella Waste Systems, Inc., Class A(b)	953
60	CBIZ, Inc.(b)	1,238

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Strategic US Small Company ETF (IUSS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
24	Chart Industries, Inc.(b)	$2,119
14	CIRCOR International, Inc.(b)	441
130	Civeo Corp.(b)	338
73	Clean Harbors, Inc.(b)	4,964
126	Colfax Corp.(b)	3,334
23	Columbus McKinnon Corp.	861
38	Comfort Systems USA, Inc.	2,038
51	Commercial Vehicle Group, Inc.(b)	408
43	Continental Building Products, Inc.(b)	1,240
14	Copa Holdings SA, Class A (Panama)	1,234
64	Copart, Inc.(b)	3,755
138	Costamare, Inc. (Monaco)	718
8	CoStar Group, Inc.(b)	3,660
219	Covanta Holding Corp.	3,719
12	CRA International, Inc.	600
51	Crane Co.	4,313
13	CSW Industrials, Inc.(b)	738
19	Cubic Corp.	1,172
32	Curtiss-Wright Corp.	3,945
60	Deluxe Corp.	2,792
5	DMC Global, Inc.	235
107	Donaldson Co., Inc.	5,520
18	Douglas Dynamics, Inc.	759
19	DXP Enterprises, Inc.(b)	672
31	Dycom Industries, Inc.(b)	1,397
59	Echo Global Logistics, Inc.(b)	1,417
26	Encore Wire Corp.	1,540
9	Energy Recovery, Inc.(b)(c)	72
52	EnerSys	3,839
48	Ennis, Inc.	1,018
23	EnPro Industries, Inc.	1,578
22	ESCO Technologies, Inc.	1,522
46	Esterline Technologies Corp.(b)	5,600
22	Exponent, Inc.	1,246
50	Federal Signal Corp.	1,229
122	Flowserve Corp.	5,418
11	Forrester Research, Inc.	552
35	Forward Air Corp.	2,263
30	Franklin Electric Co., Inc.	1,596
39	FreightCar America, Inc.(b)	302
61	FTI Consulting, Inc.(b)	4,524
73	GATX Corp.	5,803
45	Genco Shipping & Trading Ltd.(b)	366
62	Generac Holdings, Inc.(b)	3,197
75	Genesee & Wyoming, Inc., Class A(b)	6,150
32	Gibraltar Industries, Inc.(b)	1,296
40	Global Brass & Copper Holdings, Inc.	1,350
15	Gorman-Rupp Co. (The)	507
28	GP Strategies Corp.(b)	469
86	Graco, Inc.	4,039
51	Granite Construction, Inc.	2,375
139	Great Lakes Dredge & Dock Corp.(b)	1,237
63	Greenbrier Cos., Inc. (The)	2,599
73	Griffon Corp.	1,302
41	H&E Equipment Services, Inc.	1,180
67	Harsco Corp.(b)	1,499

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
26	Hawaiian Holdings, Inc.	$773
51	Healthcare Services Group, Inc.	1,947
49	Heartland Express, Inc.	984
33	HEICO Corp.	3,093
20	Heidrick & Struggles International, Inc.	862
44	Herc Holdings, Inc.(b)	1,936
97	Herman Miller, Inc.	3,558
77	Hexcel Corp.	5,555
67	Hillenbrand, Inc.	2,967
88	HNI Corp.	3,399
71	Hub Group, Inc., Class A(b)	3,052
36	Huron Consulting Group, Inc.(b)	1,650
25	Hyster-Yale Materials Handling, Inc.	1,692
26	ICF International, Inc.	1,964
39	IDEX Corp.	5,620
91	InnerWorkings, Inc.(b)(c)	441
31	Insperity, Inc.	3,914
21	Insteel Industries, Inc.	478
78	Interface, Inc.	1,385
85	ITT, Inc.	4,910
219	JetBlue Airways Corp.(b)	3,657
18	John Bean Technologies Corp.	1,687
8	Kadant, Inc.	700
31	Kaman Corp.	1,909
269	KBR, Inc.	5,315
170	Kelly Services, Inc., Class A	4,102
86	Kennametal, Inc.	3,241
58	KeyW Holding Corp. (The)(b)	429
34	Kforce, Inc.	1,258
51	Kimball International, Inc., Class B	800
50	Kirby Corp.(b)	3,711
79	Knight-Swift Transportation Holdings, Inc.(c)	2,657
73	Knoll, Inc.	1,545
49	Korn Ferry	2,391
49	Kratos Defense & Security Solutions, Inc.(b)	842
32	Landstar System, Inc.	3,478
8	Lawson Products, Inc.(b)	253
22	LB Foster Co., Class A(b)	381
28	Lennox International, Inc.	6,867
53	Lincoln Electric Holdings, Inc.	4,580
8	Lindsay Corp.	740
20	Lydall, Inc.(b)	563
52	Manitowoc Co., Inc. (The)(b)	935
42	Marten Transport Ltd.	783
89	MasTec, Inc.(b)	3,843
85	Matson, Inc.	3,069
46	Matthews International Corp., Class A	1,829
19	McGrath RentCorp.	1,137
30	Mercury Systems, Inc.(b)	1,906
127	Meritor, Inc.(b)	2,830
47	Middleby Corp. (The)(b)(c)	5,762
67	Milacron Holdings Corp.(b)	937
29	Mistras Group, Inc.(b)	458
39	Mobile Mini, Inc.	1,404
42	Moog, Inc., Class A	3,946
157	MRC Global, Inc.(b)	2,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Strategic US Small Company ETF (IUSS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
27	MSA Safety, Inc.	$2,792
113	Mueller Industries, Inc.	3,735
134	Mueller Water Products, Inc., Class A	1,399
14	Multi-Color Corp.	698
29	MYR Group, Inc.(b)	973
7	National Presto Industries, Inc.(c)	785
74	Navigant Consulting, Inc.	1,524
18	Navistar International Corp.(b)	691
62	NCI Building Systems, Inc.(b)	435
176	Nexeo Solutions, Inc.(b)	1,748
31	NN, Inc.	307
28	Nordson Corp.	3,801
158	NOW, Inc.(b)	2,280
5	NV5 Global, Inc.(b)	396
34	Old Dominion Freight Line, Inc.	5,126
2	Omega Flex, Inc.	148
84	Orion Group Holdings, Inc.(b)	357
21	Park-Ohio Holdings Corp.	668
23	Patrick Industries, Inc.(b)	1,040
28	PGT Innovations, Inc.(b)	422
584	Pitney Bowes, Inc.	4,199
16	Powell Industries, Inc.	513
81	Primoris Services Corp.	1,893
7	Proto Labs, Inc.(b)	791
219	Quad/Graphics, Inc.(c)	3,195
65	Quanex Building Products Corp.	1,117
20	Raven Industries, Inc.	798
12	RBC Bearings, Inc.(b)	1,682
72	Regal Beloit Corp.	6,031
79	Resources Connection, Inc.	1,372
105	Rexnord Corp.(b)	2,800
45	Rollins, Inc.	1,785
764	RR Donnelley & Sons Co.	4,110
107	Rush Enterprises, Inc., Class A	4,485
25	Saia, Inc.(b)	1,654
35	Simpson Manufacturing Co., Inc.	2,098
25	SkyWest, Inc.	1,351
37	SP Plus Corp.(b)	1,273
32	Spartan Motors, Inc.	292
34	Spirit Airlines, Inc.(b)	1,913
33	SPX Corp.(b)	1,200
50	SPX FLOW, Inc.(b)	1,726
11	Standex International Corp.	902
265	Steelcase, Inc., Class A	4,640
12	Sun Hydraulics Corp.	571
38	Sunrun, Inc.(b)	589
12	Systemax, Inc.	243
55	Team, Inc.(b)	859
20	Teledyne Technologies, Inc.(b)	4,721
14	Tennant Co.	885
72	Tetra Tech, Inc.	4,321
22	Thermon Group Holdings, Inc.(b)	547
99	Timken Co. (The)	4,296
88	Titan International, Inc.	551
59	Titan Machinery, Inc.(b)	1,133
86	Toro Co. (The)	5,898

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
73	TransUnion	$4,713
14	Trex Co., Inc.(b)	1,049
45	TriMas Corp.(b)	1,455
32	TriNet Group, Inc.(b)	1,961
135	Triumph Group, Inc.	3,127
106	TrueBlue, Inc.(b)	2,440
183	Tutor Perini Corp.(b)	3,444
6	Twin Disc, Inc.(b)	106
16	UniFirst Corp.	2,301
104	Universal Forest Products, Inc.	3,221
13	Universal Logistics Holdings, Inc.	288
18	US Ecology, Inc.	1,033
129	USG Corp.	5,561
25	Valmont Industries, Inc.	3,415
119	Veritiv Corp.(b)	3,438
29	Viad Corp.	1,679
4	Vicor Corp.(b)	127
125	Wabash National Corp.	1,855
43	WABCO Holdings, Inc.(b)	5,914
53	Wabtec Corp.(c)	3,883
30	WageWorks, Inc.(b)	987
26	Watsco, Inc.	3,741
32	Watts Water Technologies, Inc., Class A	2,577
62	Welbilt, Inc.(b)	990
58	Werner Enterprises, Inc.	2,003
91	Wesco Aircraft Holdings, Inc.(b)	773
53	Woodward, Inc.	5,106
241	YRC Worldwide, Inc.(b)	1,848

		513,170

	Information Technology—17.1%
4	2U, Inc.(b)(c)	295
81	3D Systems Corp.(b)	1,144
26	8x8, Inc.(b)	511
30	A10 Networks, Inc.(b)	209
84	ACI Worldwide, Inc.(b)	2,677
75	ADTRAN, Inc.	1,126
24	Advanced Energy Industries, Inc.(b)	1,209
237	Advanced Micro Devices, Inc.(b)	5,577
14	Agilysys, Inc.(b)	293
8	Alarm.com Holdings, Inc.(b)	525
24	Ambarella, Inc.(b)	969
3	AppFolio, Inc., Class A(b)	217
21	Applied Optoelectronics, Inc.(b)(c)	283
12	Arista Networks, Inc.(b)	3,423
85	Arlo Technologies, Inc.(b)	368
35	Aspen Technology, Inc.(b)	3,525
69	AVX Corp.	1,256
27	Axcelis Technologies, Inc.(b)	568
18	Badger Meter, Inc.	1,059
26	Bel Fuse, Inc., Class B	636
72	Belden, Inc.	4,449
131	Benchmark Electronics, Inc.	3,589
1	Benefitfocus, Inc.(b)	49
66	Black Knight, Inc.(b)	3,449
17	Blackbaud, Inc.	1,313
19	Bottomline Technologies (DE), Inc.(b)	948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Strategic US Small Company ETF (IUSS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
23	Box, Inc., Class A(b)	$466
12	Brightcove, Inc.(b)	106
47	Brooks Automation, Inc.	1,509
14	Cabot Microelectronics Corp.	1,583
32	CACI International, Inc., Class A(b)	5,832
29	CalAmp Corp.(b)	403
43	Calix, Inc.(b)	353
9	Carbonite, Inc.(b)	209
71	Cardtronics PLC, Class A(b)	2,095
10	CEVA, Inc.(b)	278
9	ChannelAdvisor Corp.(b)	116
147	Ciena Corp.(b)	6,271
107	Cirrus Logic, Inc.(b)	4,294
17	Cision Ltd.(b)	221
72	Cognex Corp.	3,845
20	Coherent, Inc.(b)	2,662
33	Cohu, Inc.	590
23	CommVault Systems, Inc.(b)	1,550
32	Comtech Telecommunications Corp.	848
15	Control4 Corp.(b)	270
100	CoreLogic, Inc.(b)	3,667
11	Cornerstone OnDemand, Inc.(b)	622
22	Cray, Inc.(b)	540
94	Cree, Inc.(b)	5,115
37	CSG Systems International, Inc.	1,537
24	CTS Corp.	771
336	Cypress Semiconductor Corp.	5,184
65	Daktronics, Inc.	528
262	Diebold Nixdorf, Inc.	2,408
32	Digi International, Inc.(b)	422
50	Diodes, Inc.(b)	2,017
82	Dolby Laboratories, Inc., Class A	5,314
23	DSP Group, Inc.(b)	316
101	Eastman Kodak Co.(b)(c)	307
15	Ebix, Inc.(c)	874
70	Electronics For Imaging, Inc.(b)	1,893
14	Ellie Mae, Inc.(b)	1,393
59	EMCORE Corp.(b)	242
87	Endurance International Group Holdings, Inc.(b)	609
85	Entegris, Inc.	3,003
20	Envestnet, Inc.(b)	1,220
17	EPAM Systems, Inc.(b)	2,750
17	ePlus, Inc.(b)	1,520
43	Euronet Worldwide, Inc.(b)	5,776
28	ExlService Holdings, Inc.(b)	1,719
72	Extreme Networks, Inc.(b)	592
49	Fabrinet (Thailand)(b)	2,867
18	Fair Isaac Corp.(b)	4,461
10	FARO Technologies, Inc.(b)	458
182	Finisar Corp.(b)	4,457
62	FireEye, Inc.(b)	1,039
370	Fitbit, Inc., Class A(b)	2,190
5	Five9, Inc.(b)	265
85	FLIR Systems, Inc.	4,373
77	FormFactor, Inc.(b)	1,220
83	Fortinet, Inc.(b)	7,204

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
27	Gartner, Inc.(b)	$3,842
167	Genpact Ltd.	5,548
57	GoDaddy, Inc., Class A(b)	4,255
13	GTT Communications, Inc.(b)	406
16	Guidewire Software, Inc.(b)	1,468
28	Hackett Group, Inc. (The)	455
107	Harmonic, Inc.(b)	591
4	HubSpot, Inc.(b)	674
42	II-VI, Inc.(b)	1,784
98	Infinera Corp.(b)	501
23	Inphi Corp.(b)	994
90	Insight Enterprises, Inc.(b)	5,024
1	Instructure, Inc.(b)	47
89	Integrated Device Technology, Inc.(b)	4,301
34	InterDigital, Inc.	2,371
26	Internap Corp.(b)(c)	141
14	IPG Photonics Corp.(b)	2,170
42	Itron, Inc.(b)	2,226
38	j2 Global, Inc.	3,230
38	Jack Henry & Associates, Inc.	5,040
56	KEMET Corp.	1,061
97	Keysight Technologies, Inc.(b)	8,188
129	Knowles Corp.(b)	2,100
81	Kulicke & Soffa Industries, Inc. (Singapore)	1,889
107	Lattice Semiconductor Corp.(b)	1,263
45	Limelight Networks, Inc.(b)	131
13	Littelfuse, Inc.	2,510
16	LivePerson, Inc.(b)	447
67	LiveRamp Holdings, Inc.(b)	3,601
39	LogMeIn, Inc.	3,098
27	Lumentum Holdings, Inc.(b)	1,343
40	MACOM Technology Solutions Holdings, Inc.(b)	764
34	MagnaChip Semiconductor Corp. (South Korea)(b)	264
53	Manhattan Associates, Inc.(b)	2,902
52	ManTech International Corp., Class A	2,826
59	MAXIMUS, Inc.	4,170
40	MaxLinear, Inc.(b)	1,006
14	Maxwell Technologies, Inc.(b)(c)	66
1	Mesa Laboratories, Inc.	230
34	Methode Electronics, Inc.	954
8	MicroStrategy, Inc., Class A(b)	1,132
33	MKS Instruments, Inc.	2,735
93	MoneyGram International, Inc.(b)	226
10	Monolithic Power Systems, Inc.	1,341
33	Monotype Imaging Holdings, Inc.	647
22	MTS Systems Corp.	1,173
15	Nanometrics, Inc.(b)	427
75	National Instruments Corp.	3,506
43	NETGEAR, Inc.(b)	1,542
177	NetScout Systems, Inc.(b)	4,844
4	New Relic, Inc.(b)	423
54	NIC, Inc.	923
11	Novanta, Inc.(b)	899
403	Nuance Communications, Inc.(b)	6,758
16	OneSpan, Inc.(b)	341
25	OSI Systems, Inc.(b)	2,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Strategic US Small Company ETF (IUSS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
20	Park Electrochemical Corp.	$348
10	Paycom Software, Inc.(b)	1,817
6	Paylocity Holding Corp.(b)	525
74	PC Connection, Inc.	2,978
24	PDF Solutions, Inc.(b)	286
13	Pegasystems, Inc.	854
41	Perficient, Inc.(b)	1,173
156	Photronics, Inc.(b)	1,530
25	Plantronics, Inc.	1,256
53	Plexus Corp.(b)	3,273
16	Power Integrations, Inc.	1,169
44	Progress Software Corp.	1,618
7	Proofpoint, Inc.(b)	827
29	PTC, Inc.(b)	2,692
47	Pure Storage, Inc., Class A(b)	963
3	Q2 Holdings, Inc.(b)	206
5	QAD, Inc., Class A	226
8	Qualys, Inc.(b)	669
109	Rambus, Inc.(b)	1,119
4	Rapid7, Inc.(b)	184
6	RealNetworks, Inc.(b)	20
19	RealPage, Inc.(b)	1,163
83	Ribbon Communications, Inc.(b)	427
7	RingCentral, Inc., Class A(b)	737
13	Rogers Corp.(b)	2,018
20	Rudolph Technologies, Inc.(b)	452
225	Sabre Corp.	5,047
82	ScanSource, Inc.(b)	3,079
67	Science Applications International Corp.	5,005
31	Semtech Corp.(b)	1,706
24	ServiceNow, Inc.(b)	5,747
54	ServiceSource International, Inc.(b)	50
19	Silicon Laboratories, Inc.(b)	1,539
15	SolarEdge Technologies, Inc.(b)	634
20	Splunk, Inc.(b)	2,718
7	SPS Commerce, Inc.(b)	747
40	Square, Inc., Class A(b)	3,250
94	SS&C Technologies Holdings, Inc.	5,789
80	Stratasys Ltd.(b)	2,277
73	SunPower Corp.(b)(c)	471
77	Sykes Enterprises, Inc.(b)	2,278
82	Synaptics, Inc.(b)	3,433
27	Tableau Software, Inc., Class A(b)	3,561
23	Telenav, Inc.(b)	138
141	Teradata Corp.(b)	6,820
223	TiVo Corp.	2,237
19	TTEC Holdings, Inc.	651
204	TTM Technologies, Inc.(b)	2,472
10	Tyler Technologies, Inc.(b)	2,048
11	Ubiquiti Networks, Inc.	1,588
8	Ultimate Software Group, Inc. (The)(b)	2,652
49	Ultra Clean Holdings, Inc.(b)	522
58	Unisys Corp.(b)	784
12	Universal Display Corp.	1,791
3	Upland Software, Inc.(b)	105
10	USA Technologies, Inc.(b)	40

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
3	Varonis Systems, Inc.(b)	$171
57	Veeco Instruments, Inc.(b)	651
59	Verint Systems, Inc.(b)	3,142
64	ViaSat, Inc.(b)(c)	4,835
209	Viavi Solutions, Inc.(b)	2,744
25	Virtusa Corp.(b)	1,262
231	Vishay Intertechnology, Inc.	5,064
11	WEX, Inc.(b)	1,959
30	Workday, Inc., Class A(b)	5,938
5	Workiva, Inc.(b)	247
73	Xperi Corp.	1,752
29	Zebra Technologies Corp., Class A(b)	5,815
11	Zendesk, Inc.(b)	869

		397,168

	Materials—6.1%
869	AK Steel Holding Corp.(b)(c)	2,624
119	Allegheny Technologies, Inc.(b)	3,407
25	American Vanguard Corp.	469
61	AptarGroup, Inc.	6,206
185	Axalta Coating Systems Ltd.(b)	4,945
14	Balchem Corp.	1,242
84	Boise Cascade Co.	2,343
84	Cabot Corp.	3,938
49	Carpenter Technology Corp.	2,300
54	Century Aluminum Co.(b)	466
4	Chase Corp.	386
90	Clearwater Paper Corp.(b)	2,574
210	Cleveland-Cliffs, Inc.	2,329
201	Coeur Mining, Inc.(b)	961
199	Commercial Metals Co.	3,293
40	Compass Minerals International, Inc.	2,095
30	Eagle Materials, Inc.	2,293
452	Element Solutions, Inc.(b)	5,090
60	Ferro Corp.(b)	1,163
127	Flotek Industries, Inc.(b)	406
63	FMC Corp.	5,639
59	FutureFuel Corp.	1,088
21	GCP Applied Technologies, Inc.(b)	629
45	Gold Resource Corp.	211
79	Greif, Inc., Class A	3,176
60	H.B. Fuller Co.	3,029
19	Hawkins, Inc.	783
15	Haynes International, Inc.	528
563	Hecla Mining Co.	1,351
29	Innophos Holdings, Inc.	963
23	Innospec, Inc.	1,883
68	Intrepid Potash, Inc.(b)	258
28	Kaiser Aluminum Corp.	3,065
31	Koppers Holdings, Inc.(b)	762
44	Kraton Corp.(b)	1,566
158	Louisiana-Pacific Corp.	3,993
126	LSB Industries, Inc.(b)	888
24	Materion Corp.	1,387
85	Mercer International, Inc. (Canada)	1,217
6	Mesabi Trust	181
38	Minerals Technologies, Inc.	2,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Strategic US Small Company ETF (IUSS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
36	Myers Industries, Inc.	$687
20	Neenah, Inc.	1,352
7	NewMarket Corp.	3,073
28	Olympic Steel, Inc.	544
67	OMNOVA Solutions, Inc.(b)	546
117	P.H. Glatfelter Co.	1,574
97	PolyOne Corp.	3,164
8	Quaker Chemical Corp.	1,672
80	Rayonier Advanced Materials, Inc.	1,127
43	Royal Gold, Inc.	3,802
57	Schnitzer Steel Industries, Inc., Class A	1,385
41	Schweitzer-Mauduit International, Inc.	1,581
56	Scotts Miracle-Gro Co. (The)	4,586
49	Sensient Technologies Corp.	3,170
157	Silgan Holdings, Inc.	4,445
35	Stepan Co.	3,294
101	Summit Materials, Inc., Class A(b)	1,717
125	SunCoke Energy, Inc.(b)	1,240
57	TimkenSteel Corp.(b)	710
47	Tredegar Corp.	819
75	Trinseo SA	3,764
151	Tronox Ltd., Class A	1,786
23	US Concrete, Inc.(b)	923
116	Verso Corp., Class A(b)	2,279
57	W.R. Grace & Co.	4,427
30	Westlake Chemical Corp.	2,096
71	Worthington Industries, Inc.	2,791

		141,931

	Real Estate—6.5%
41	Alexander & Baldwin, Inc. REIT(b)	940
2	Alexander’s, Inc. REIT	763
36	American Assets Trust, Inc. REIT	1,564
264	Apple Hospitality REIT, Inc. REIT	4,351
59	Armada Hoffler Properties, Inc. REIT	903
623	Ashford Hospitality Trust, Inc. REIT	3,339
45	Camden Property Trust REIT	4,414
1,179	CBL & Associates Properties, Inc. REIT(c)	2,523
54	Chatham Lodging Trust REIT	1,079
90	Chesapeake Lodging Trust REIT	2,711
6	Consolidated-Tomoka Land Co.	355
225	CoreCivic, Inc. REIT	4,765
29	CoreSite Realty Corp. REIT	2,965
145	Corporate Office Properties Trust REIT	3,769
91	CubeSmart REIT	2,788
59	CyrusOne, Inc. REIT	2,941
209	DiamondRock Hospitality Co. REIT	2,234
19	EastGroup Properties, Inc. REIT	2,007
157	Empire State Realty Trust, Inc., Class A REIT	2,390
46	Equity LifeStyle Properties, Inc. REIT	4,997
57	Extra Space Storage, Inc. REIT	5,469
48	Federal Realty Investment Trust REIT	6,412
86	First Industrial Realty Trust, Inc. REIT	2,883
205	GEO Group, Inc. (The) REIT	4,658
160	Healthcare Trust of America, Inc., Class A REIT	4,558
118	Hersha Hospitality Trust REIT	2,224
41	HFF, Inc., Class A	1,853

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
104	Highwoods Properties, Inc. REIT	$4,816
7	Howard Hughes Corp. (The)(b)	780
314	iStar, Inc. REIT	2,747
10	Marcus & Millichap, Inc.(b)	386
239	New Senior Investment Group, Inc. REIT	1,233
209	Newmark Group, Inc., Class A	1,935
39	Office Properties Income Trust REIT	1,190
220	Outfront Media, Inc. REIT	4,937
93	Pebblebrook Hotel Trust REIT	2,977
32	PotlatchDeltic Corp. REIT	1,152
31	PS Business Parks, Inc. REIT	4,562
56	QTS Realty Trust, Inc., Class A REIT	2,337
91	Rayonier, Inc. REIT	2,682
10	RE/MAX Holdings, Inc., Class A	392
196	RLJ Lodging Trust REIT	3,640
5	RMR Group, Inc. (The), Class A	358
41	Ryman Hospitality Properties, Inc. REIT	3,321
114	Sabra Health Care REIT, Inc. REIT	2,066
14	Saul Centers, Inc. REIT	793
158	Summit Hotel Properties, Inc. REIT	1,800
32	Sun Communities, Inc. REIT	3,634
253	Sunstone Hotel Investors, Inc. REIT	3,808
153	Tanger Factory Outlet Centers, Inc. REIT	3,303
70	Taubman Centers, Inc. REIT	3,737
264	Uniti Group, Inc. REIT(c)	2,545
7	Universal Health Realty Income Trust REIT	521
86	Urban Edge Properties REIT	1,670
696	Washington Prime Group, Inc. REIT(c)	4,023
58	Washington Real Estate Investment Trust REIT	1,536
139	Xenia Hotels & Resorts, Inc. REIT	2,715

		151,451

	Utilities—4.1%
64	ALLETE, Inc.	5,187
28	American States Water Co.	1,992
420	Atlantic Power Corp.(b)	1,130
98	Avangrid, Inc.	4,738
91	Avista Corp.	3,677
84	Black Hills Corp.	5,962
49	California Water Service Group	2,549
16	Chesapeake Utilities Corp.	1,440
54	El Paso Electric Co.	2,905
169	Hawaiian Electric Industries, Inc.	6,469
59	IDACORP, Inc.	5,806
34	MGE Energy, Inc.	2,173
13	Middlesex Water Co.	765
100	National Fuel Gas Co.	6,019
100	New Jersey Resources Corp.	4,840
40	Northwest Natural Holding Co.	2,569
75	NorthWestern Corp.	5,141
63	ONE Gas, Inc.	5,446
42	Ormat Technologies, Inc.	2,345
49	Otter Tail Corp.	2,464
130	PNM Resources, Inc.	5,679
14	SJW Group	857
106	South Jersey Industries, Inc.	3,069
67	Southwest Gas Holdings, Inc.	5,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Strategic US Small Company ETF (IUSS) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
66	Spire, Inc.	$5,235
18	Unitil Corp.	988

		94,935

	Total Common Stocks & Other Equity Interests (Cost $2,497,342)	2,321,756

	Money Market Fund—0.1%
1,208	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $1,208)	1,208

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,498,550)—99.9%	2,322,964

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.7%
86,718	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $86,718)	86,718

	Total Investments in Securities (Cost $2,585,268)—103.6%	2,409,682

	Other assets less liabilities—(3.6)%	(84,820)

	Net Assets—100.0%	$2,324,862

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco Defensive Equity ETF (DEF)	Invesco Strategic Developed ex-US ETF (ISDX)	Invesco Strategic Developed ex-US Small Company ETF (ISDS)	Invesco Strategic Emerging Markets ETF (ISEM)
Assets:
Unaffiliated investments in securities, at value(a)	$208,862,746	$2,448,947	$2,335,137	$2,644,287
Affiliated investments in securities, at value	621,636	16,434	66,604	20,487
Receivables:
Dividends	389,724	6,350	5,168	3,944
Foreign tax reclaims	4,204	2	—	—
Securities lending	4	25	97	15
Investments sold	—	—	4,206	—
Other assets	560	—	—	—

Total Assets	209,878,874	2,471,758	2,411,212	2,668,733

Liabilities:
Due to custodian	—	—	4,334	36
Payables:
Collateral upon return of securities loaned	419,408	15,388	66,604	20,487
Investments purchased	—	—	—	—
Accrued unitary management fees	78,258	428	618	701
Accrued trustees’ and officer’s fees	4,297	—	—	—
Accrued expenses	123,582	—	—	—

Total Liabilities	625,545	15,816	71,556	21,224

Net Assets	$209,253,329	$2,455,942	$2,339,656	$2,647,509

Net Assets Consist of:
Shares of beneficial interest	$225,946,924	$2,500,025	$2,500,025	$2,500,025
Distributable earnings	$(16,693,595)	$(44,083)	$(160,369)	$147,484

Net Assets	$209,253,329	$2,455,942	$2,339,656	$2,647,509

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,250,000	100,001	100,001	100,001
Net asset value	$49.24	$24.56	$23.40	$26.47

Market price	$49.17	$24.56	$23.38	$26.43

Unaffiliated investments in securities, at cost	$189,057,500	$2,498,680	$2,492,226	$2,497,294

Affiliated investments in securities, at cost	$621,636	$16,434	$66,604	$20,487

(a) Includes securities on loan with an aggregate value of:	$413,308	$14,687	$54,829	$19,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Strategic US ETF (IUS)	Invesco Strategic US Small Company ETF (IUSS)

$2,422,473	$2,321,756
11,597	87,926

5,863	1,866
—	—
3	38
1,030	401
—	—

2,440,966	2,411,987

—	4

10,214	86,718
1,170	—
349	403
—	—
—	—

11,733	87,125

$2,429,233	$2,324,862

$2,500,025	$2,500,025
$(70,792)	$(175,163)

$2,429,233	$2,324,862

100,001	100,001
$24.29	$23.25

$24.30	$23.26

$2,499,296	$2,497,342

$11,597	$87,926

$9,828	$83,732

51

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco Defensive Equity ETF (DEF)	Invesco Strategic Developed ex-US ETF (ISDX)(a)	Invesco Strategic Developed ex-US Small Company ETF (ISDS)(a)	Invesco Strategic Emerging Markets ETF (ISEM)(a)
Investment Income:
Unaffiliated dividend income	$1,906,503	$29,033	$21,202	$18,616
Affiliated dividend income	1,864	316	333	393
Non-cash dividend income	—	4,552	2	—
Securities lending income	16	50	158	55
Foreign withholding tax	—	(3,586)	(2,881)	(1,182)

Total Income	1,908,383	30,365	18,814	17,882

Expenses:
Unitary management fees	471,904	2,565	3,768	4,095
Accounting & administration fees	18,347	—	—	—
Professional fees	12,354	—	—	—
Printing	9,064	—	—	—
Custodian & transfer agent fees	5,243	—	—	—
Trustees’ and officer’s fees	2,563	—	—	—
Listing fee and expense	2,481	—	—	—
Insurance	1,221	—	—	—
Intraday valuation fees	999	—	—	—
Other	1,176	—	—	—

Total Expenses	525,352	2,565	3,768	4,095

Less: Waivers	(144)	(17)	(20)	(26)

Net Expenses	525,208	2,548	3,748	4,069

Net Investment Income	1,383,175	27,817	15,066	13,813

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(3,659,554)	(662)	(3,588)	(2,377)
In-kind redemptions	815,128	—	—	—
Foreign currencies	—	(435)	546	(689)

Net realized gain (loss)	(2,844,426)	(1,097)	(3,042)	(3,066)

Change in net unrealized appreciation (depreciation) on:
Investment securities	4,020,347	(49,733)	(157,089)	146,993
Foreign currencies	—	34	(21)	698

Net change in unrealized appreciation (depreciation)	4,020,347	(49,699)	(157,110)	147,691

Net realized and unrealized gain (loss)	1,175,921	(50,796)	(160,152)	144,625

Net increase (decrease) in net assets resulting from operations	$2,559,096	$(22,979)	$(145,086)	$158,438

(a)	For the period September 10, 2018 (commencement of investment operations) through February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Strategic US ETF (IUS)(a)	Invesco Strategic US Small Company ETF (IUSS)(a)

$26,781	$15,073
277	280
1,034	614
13	98
—	—

28,105	16,065

2,102	2,413
—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—

2,102	2,413

(14)	(15)

2,088	2,398

26,017	13,667

(4,011)	(3,052)
—	—
—	—

(4,011)	(3,052)

(76,823)	(175,587)
—	—

(76,823)	(175,587)

(80,834)	(178,639)

$(54,817)	$(164,972)

53

Statements of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Defensive Equity ETF (DEF)		Invesco Strategic Developed ex-US ETF (ISDX)	Invesco Strategic Developed ex-US Small Company ETF (ISDS)
	Six Months Ended February 28, 2019	Year Ended August 31, 2018	Period Ended February 28, 2019(a)	Period Ended February 28, 2019(a)
Operations:
Net investment income	$1,383,175	$2,267,442	$27,817	$15,066
Net realized gain (loss)	(2,844,426)	21,013,596	(1,097)	(3,042)
Net change in unrealized appreciation (depreciation)	4,020,347	4,252,070	(49,699)	(157,110)

Net increase (decrease) in net assets resulting from operations	2,559,096	27,533,108	(22,979)	(145,086)

Distributions to Shareholders from:
Distributable earnings	(2,420,679)	(3,071,115)	(21,104)	(15,283)

Shareholder Transactions:
Proceeds from shares sold	30,138,230	107,059,017	2,500,025	2,500,025
Value of shares repurchased	(11,494,015)	(116,221,724)	—	—

Net increase (decrease) in net assets resulting from shares transactions	18,644,215	(9,162,707)	2,500,025	2,500,025

Increase in Net Assets	18,782,632	15,299,286	2,455,942	2,339,656

Net Assets:
Beginning of period	190,470,697	175,171,411	—	—

End of period	$209,253,329	$190,470,697	$2,455,942	$2,339,656

Changes in Shares Outstanding:
Shares sold	650,000	2,300,000	100,001	100,001
Shares repurchased	(250,000)	(2,500,000)	—	—
Shares outstanding, beginning of period	3,850,000	4,050,000	—	—

Shares outstanding, end of period	4,250,000	3,850,000	100,001	100,001

(a)	For the period September 10, 2018 (commencement of investment operations) through February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Strategic Emerging Markets ETF (ISEM)	Invesco Strategic US ETF (IUS)	Invesco Strategic US Small Company ETF (IUSS)
Period Ended February 28, 2019(a)	Period Ended February 28, 2019(a)	Period Ended February 28, 2019(a)

$13,813	$26,017	$13,667
(3,066)	(4,011)	(3,052)
147,691	(76,823)	(175,587)

158,438	(54,817)	(164,972)

(10,954)	(15,975)	(10,191)

2,500,025	2,500,025	2,500,025
—	—	—

2,500,025	2,500,025	2,500,025

2,647,509	2,429,233	2,324,862

—	—	—

$2,647,509	$2,429,233	$2,324,862

100,001	100,001	100,001
—	—	—
—	—	—

100,001	100,001	100,001

55

Financial Highlights

Invesco Defensive Equity ETF (DEF)

	Six Months Ended February 28, 2019 (Unaudited)		Years Ended August 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$49.47		$43.25	$39.08	$35.61	$38.95	$32.42
Net investment income(a)	0.35		0.58	0.67	1.14	1.17	1.23
Net realized and unrealized gain (loss) on investments	0.03		6.40	4.35	3.48	(3.55)	6.09
Total from investment operations	0.38		6.98	5.02	4.62	(2.38)	7.32
Distributions to shareholders from:
Net investment income	(0.61)		(0.76)	(0.85)	(1.15)	(0.96)	(0.79)
Net asset value at end of period	$49.24		$49.47	$43.25	$39.08	$35.61	$38.95
Market price at end of period	$49.17	(b)	$49.53 (b)	$43.25	$39.00	$35.66	$38.97
Net Asset Value Total Return(c)	1.00%		16.25%	13.08%	13.37%	(6.24)%	22.90%
Market Price Total Return(c)	0.73%		16.39%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$209,253		$190,471	$175,171	$168,040	$197,662	$200,607
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.59%	0.61%	0.65%	0.65%	0.66%
Expenses, prior to Waivers	0.56	%(d)	0.59%	0.63%	0.74%	0.72%	0.74%
Net investment income, after Waivers	1.52	%(d)	1.25%	1.67%	3.12%	3.07%	3.47%
Portfolio turnover rate(e)	79%		136%	194%	92%	96%	87%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Strategic Developed ex-US ETF (ISDX)

	For the Period September 10, 2018(a) Through February 28, 2019 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.28
Net realized and unrealized gain (loss) on investments	(0.51)
Total from investment operations	(0.23)
Distributions to shareholders from:
Net investment income	(0.21)
Net asset value at end of period	$24.56
Market price at end of period(c)	$24.56
Net Asset Value Total Return(d)	(0.80	)%(e)
Market Price Total Return(d)	(0.80	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,456
Ratio to average net assets of:
Expenses	0.23	%(f)
Net investment income	2.47	%(f)
Portfolio turnover rate(g)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to February 28, 2019 was (0.80)%. The market price total return from Fund Inception to February 28, 2019 was (0.80)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights (continued)

Invesco Strategic Developed ex-US Small Company ETF (ISDS)

	For the Period September 10, 2018(a) Through February 28, 2019 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.15
Net realized and unrealized gain (loss) on investments	(1.60)
Total from investment operations	(1.45)
Distributions to shareholders from:
Net investment income	(0.15)
Net asset value at end of period	$23.40
Market price at end of period(c)	$23.38
Net Asset Value Total Return(d)	(5.70	)%(e)
Market Price Total Return(d)	(5.78	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,340
Ratio to average net assets of:
Expenses	0.35	%(f)
Net investment income	1.38	%(f)
Portfolio turnover rate(g)	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to February 28, 2019 was (5.32)%. The market price total return from Fund Inception to February 28, 2019 was (5.78)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights (continued)

Invesco Strategic Emerging Markets ETF (ISEM)

	For the Period September 10, 2018(a) Through February 28, 2019 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.14
Net realized and unrealized gain on investments	1.44
Total from investment operations	1.58
Distributions to shareholders from:
Net investment income	(0.11)
Net asset value at end of period	$26.47
Market price at end of period(c)	$26.43
Net Asset Value Total Return(d)	6.38	%(e)
Market Price Total Return(d)	6.21	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,648
Ratio to average net assets of:
Expenses	0.35	%(f)
Net investment income	1.17	%(f)
Portfolio turnover rate(g)	0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to February 28, 2019 was 6.68%. The market price total return from Fund Inception to February 28, 2019 was 6.21%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Financial Highlights (continued)

Invesco Strategic US ETF (IUS)

	For the Period September 10, 2018(a) Through February 28, 2019 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.26
Net realized and unrealized gain (loss) on investments	(0.81)
Total from investment operations	(0.55)
Distributions to shareholders from:
Net investment income	(0.16)
Net asset value at end of period	$24.29
Market price at end of period(c)	$24.30
Net Asset Value Total Return(d)	(2.09	)%(e)
Market Price Total Return(d)	(2.03	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,429
Ratio to average net assets of:
Expenses	0.19	%(f)
Net investment income	2.32	%(f)
Portfolio turnover rate(g)	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to February 28, 2019 was (2.59)%. The market price total return from Fund Inception to February 28, 2019 was (2.54)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Financial Highlights (continued)

Invesco Strategic US Small Company ETF (IUSS)

	For the Period September 10, 2018(a) Through February 28, 2019 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.14
Net realized and unrealized gain (loss) on investments	(1.79)
Total from investment operations	(1.65)
Distributions to shareholders from:
Net investment income	(0.10)
Net asset value at end of period	$23.25
Market price at end of period(c)	$23.26
Net Asset Value Total Return(d)	(6.50	)%(e)
Market Price Total Return(d)	(6.46	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,325
Ratio to average net assets of:
Expenses	0.23	%(f)
Net investment income	1.29	%(f)
Portfolio turnover rate(g)	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to February 28, 2019 was (6.65)%. The market price total return from Fund Inception to February 28, 2019 was (6.57)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2019

(Unaudited)

Note 1—Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Defensive Equity ETF (DEF)	“Defensive Equity ETF”
Invesco Strategic Developed ex-US ETF (ISDX)*	“Strategic Developed ex-US ETF”
Invesco Strategic Developed ex-US Small Company ETF (ISDS)*	“Strategic Developed ex-US Small Company ETF”
Invesco Strategic Emerging Markets ETF (ISEM)*	“Strategic Emerging Markets ETF”
Invesco Strategic US ETF (IUS)*	“Strategic US ETF”
Invesco Strategic US Small Company ETF (IUSS)*	“Strategic US Small Company ETF”

*	Commenced operations on September 10, 2018.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market, except for Shares of Defensive Equity ETF, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Defensive Equity ETF	Invesco Defensive Equity Index
Invesco Strategic Developed ex-US ETF (ISDX)	Invesco Strategic Developed ex-US Index
Invesco Strategic Developed ex-US Small Company ETF (ISDS)	Invesco Strategic Developed ex-US Small Company Index
Invesco Strategic Emerging Markets ETF (ISEM)	Invesco Strategic Emerging Markets Index
Invesco Strategic US ETF (IUS)	Invesco Strategic US Index
Invesco Strategic US Small Company ETF (IUSS)	Invesco Strategic US Small Company Index

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

61

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other

62

market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Non-Correlation Risk. Each Fund’s return may not match its corresponding Underlying Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of the corresponding Underlying Index. In addition, the performance of a Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between a Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Portfolio Turnover Risk. The Defensive Equity ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index a portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject

63

to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

REIT Risk. For each Fund, except Defensive Equity ETF, REITs are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. REITs may be affected by changes in the values of the underlying properties that they own or operate and could fail to qualify for favorable tax or regulatory treatment. REITs also are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs rely heavily on cash flows and a variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. Should a lessee default on their loan, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments.

Small- and Mid-Capitalization Company Risk. For each Fund, except Defensive Equity ETF and Strategic US ETF, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Emerging Markets Investment Risk. For Strategic Emerging Markets ETF, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

C. Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of

64

premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except Defensive Equity ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Defensive Equity ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except Defensive Equity ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Defensive Equity ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year or period-end.

H. Accounting Estimates

The preparation of the financial statement in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual

65

results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended February 28, 2019, each Fund participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

J. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the fiscal year ended August 31, 2018, distributions from distributable earnings consisted of net investment income.

Note 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, Defensive Equity ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of its average daily net assets.

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Defensive Equity ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expense, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year through at least April 6, 2020, and neither the Adviser nor Defensive Equity ETF can discontinue the agreement prior to its expiration.

Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Advisor, as compensation for its services, an annual unitary management fee equal to a percentage of its average daily net assets as follows:

Fund	% of Average Daily Net Assets
Strategic Developed ex-US ETF	0.23%
Strategic Developed ex-US Small Company ETF	0.35%
Strategic Emerging Markets ETF	0.35%
Strategic US ETF	0.19%
Strategic US Small Company ETF	0.23%

Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds listed in the table above, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

66

Additionally, through at least August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended February 28, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Defensive Equity ETF	$144
Strategic Developed ex-US ETF*	17
Strategic Developed ex-US Small Company ETF*	20
Strategic Emerging Markets ETF*	26
Strategic US ETF*	14
Strategic US Small Company ETF*	15

*	For the period September 10, 2018 (commencement of investment operations) through February 28, 2019.

The fees waived and/or expenses borne by the Adviser for Defensive Equity ETF are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. For the six-month period ended February 28, 2019, there were no amounts available for potential recapture by the Adviser.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with the Invesco Indexing LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of February 28, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk

67

or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Strategic Developed ex-US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,448,772	$131	$44	$2,448,947
Money Market Funds	16,434	—	—	16,434

Total Investments	$2,465,206	$131	$44	$2,465,381

Strategic Developed ex-US Small Company ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,330,032	$4,101	$1,004	$2,335,137
Money Market Fund	66,604	—	—	66,604

Total Investments	$2,396,636	$4,101	$1,004	$2,401,741

Note 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for each Fund as of August 31, 2018:

		Not subject to expiration
	2019	Short-Term	Long-Term	Total*
Defensive Equity ETF	$872,620	$30,405,819	$2,716,525	$33,994,964

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6—Investment Transactions

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of securities, (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any), were as follows:

	Purchases	Sales
Defensive Equity ETF	$152,015,822	$153,276,292
Strategic Developed ex-US ETF*	2,520,370	20,889
Strategic Developed ex-US Small Company ETF*	2,534,872	38,691
Strategic Emerging Markets ETF*	2,504,369	4,698
Strategic US ETF*	2,555,013	51,341
Strategic US Small Company ETF*	2,585,398	84,116

*	For the period September 10, 2018 (commencement of investment operations) through February 28, 2019.

68

For the six-month period ended February 28, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Defensive Equity ETF	$30,119,136	$11,494,758
Strategic Developed ex-US ETF*	—	—
Strategic Developed ex-US Small Company ETF*	—	—
Strategic Emerging Markets ETF*	—	—
Strategic US ETF*	—	—
Strategic US Small Company ETF*	—	—

*	For the period September 10, 2018 (commencement of investment operations) through February 28, 2019.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2019, the aggregate cost of investment, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
Defensive Equity ETF	$23,169,498	$(3,435,984)	$19,733,514	$189,750,868
Strategic Developed ex-US ETF*	100,873	(150,606)	(49,733)	2,515,114
Strategic Developed ex-US Small Company ETF*	91,141	(248,230)	(157,089)	2,558,830
Strategic Emerging Markets ETF*	275,390	(128,397)	146,993	2,517,781
Strategic US ETF*	87,456	(164,279)	(76,823)	2,510,893
Strategic US Small Company ETF*	102,809	(278,395)	(175,586)	2,585,268

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Note 7—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by each Fund to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for each Fund (except Defensive Equity ETF). The Trustee who is an “interested person” of the Trust does not receive any Trustees’ Fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 8—Capital

Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

69

Note 9—Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 10—Subsequent Event

Effective after the close of markets on March 15, 2019, Invesco Strategic Developed ex-US ETF, Invesco Strategic Developed ex-US Small Company ETF, Invesco Strategic Emerging Markets ETF, Invesco Strategic US ETF and Invesco Strategic US Small Company ETF changed their names. The new names are Invesco RAFITM Strategic Developed ex-US ETF, Invesco RAFITM Strategic Developed ex-US Small Company ETF, Invesco RAFITM Strategic Emerging Markets ETF, Invesco RAFITM Strategic US ETF and Invesco RAFITM Strategic US Small Company ETF, respectively.

70

Fees and Expenses

As a shareholder of Invesco Defensive Equity ETF, you incur advisory fees and other Fund expenses. As a shareholder of the Invesco Strategic Developed ex-US ETF, Invesco Strategic Developed ex-US Small Company ETF, Invesco Strategic Emerging Markets ETF, Invesco Strategic US ETF and Invesco Strategic US Small Company ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder of the Invesco Strategic Developed ex-US ETF, Invesco Strategic Developed ex-US Small Company ETF, Invesco Strategic Emerging Markets ETF, Invesco Strategic US ETF and Invesco Strategic US Small Company ETF, may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
Invesco Defensive Equity ETF (DEF)
Actual	$1,000.00	$1,010.01		0.56%	$2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.02		0.56	2.81
Invesco Strategic Developed ex-US ETF (ISDX)
Actual	1,000.00	991.95	(2)	0.23	1.08	(3)
Hypothetical (5% return before expenses)	1,000.00	1,023.65	(2)	0.23	1.15	(3)
Invesco Strategic Developed ex-US Small Company ETF (ISDS)
Actual	1,000.00	946.79	(2)	0.35	1.61	(3)
Hypothetical (5% return before expenses)	1,000.00	1,023.06	(2)	0.35	1.76	(3)
Invesco Strategic Emerging Markets ETF (ISEM)
Actual	1,000.00	1,066.79	(2)	0.35	1.70	(3)
Hypothetical (5% return before expenses)	1,000.00	1,023.06	(2)	0.35	1.76	(3)
Invesco Strategic US ETF (IUS)
Actual	1,000.00	974.05	(2)	0.19	0.88	(3)
Hypothetical (5% return before expenses)	1,000.00	1,023.85	(2)	0.19	0.95	(3)
Invesco Strategic US Small Company ETF (IUSS)
Actual	1,000.00	933.51	(2)	0.23	1.05	(3)
Hypothetical (5% return before expenses)	1,000.00	1,023.65	(2)	0.23	1.15	(3)

71

Fees and Expenses (continued)

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period September 10, 2018 (commencement of investment operations) through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period September 10, 2018 (commencement of investment operations) to February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 172/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

72

Board Considerations Regarding Approval of Investment Advisory Agreement

Board Considerations Regarding Approval of Investment Advisory Agreement for

Invesco Emerging Markets Debt Defensive ETF

Invesco Emerging Markets Debt Value ETF

Invesco High Yield Defensive ETF

Invesco High Yield Value ETF

Invesco Investment Grade Defensive ETF

Invesco Investment Grade Value ETF

Invesco Multi-Factor Core Fixed Income ETF

Invesco Multi-Factor Core Plus Fixed Income ETF

Invesco BulletShares 2028 Corporate Bond ETF

Invesco BulletShares 2026 High Yield Corporate Bond ETF

Invesco BulletShares 2021 USD Emerging Markets Debt ETF

Invesco BulletShares 2022 USD Emerging Markets Debt ETF

Invesco BulletShares 2023 USD Emerging Markets Debt ETF

Invesco BulletShares 2024 USD Emerging Markets Debt ETF

Invesco Strategic Developed ex-US ETF

Invesco Strategic Developed ex-US Small Company ETF

Invesco Strategic Emerging Markets ETF

Invesco Strategic US ETF

Invesco Strategic US Small Company ETF

At a meeting held on June 14, 2018, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for the funds listed above (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees noted that the proposed unitary advisory fees for Invesco BulletShares 2028 Corporate Bond ETF, Invesco Investment Grade Defensive ETF and Invesco Investment Grade Value ETF were compared to information on the median net expense ratios of peer funds in two Lipper classifications, Corporate Debt Funds A-Rated and Corporate Debt Funds BBB-Rated, that the proposed advisory fee for Invesco Strategic Developed ex-US ETF was compared to information on the median net expense ratios of peer funds in two Lipper classifications, International Multi-Cap Core Funds and International Large-Cap Core Funds and that the proposed advisory fee for Invesco Strategic US ETF was compared to information on the median net expense ratios of peer funds in two Lipper classifications, Multi-Cap Core Funds and Large-Cap Core Funds. The Trustees further noted that the fee data provided by the Adviser included only two passive peer ETFs and only one open-end index peer for certain Funds. The Trustees also considered fee and expense data on Adviser-identified selected peers. The Trustees noted that the fee data provided by the Adviser for certain Funds included only two or three Adviser-identified selected peers.

73

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its peer group(s) and select peer group as shown below:

Fund	ETF Peer Group (Number of Peers)[1]	Open-End Index Fund Peer Group (Number of Peers)[2]	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco Emerging Markets Debt Defensive ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco Emerging Markets Debt Value ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco High Yield Defensive ETF	Lower than median (18)	N/A	Lower than median (158)	Lower than median (2)
Invesco High Yield Value ETF	Lower than median (18)	N/A	Lower than median (158)	Lower than median (2)
Invesco Investment Grade Defensive ETF (Corporate Debt Funds A-Rated Lipper Classification)	Higher than median (2)	Lower than median (1)	Lower than median (16)	Lower than median (3)
Invesco Investment Grade Defensive ETF (Corporate Debt Funds BBB-Rated Lipper Classification)	Lower than median (23)	Higher than median (3)	Lower than median (58)
Invesco Investment Grade Value ETF (Corporate Debt Funds A-Rated Lipper Classification)	Higher than median (2)	Lower than median (1)	Lower than median (16)	Lower than median (3)
Invesco Investment Grade Value ETF (Corporate Debt Funds BBB-Rated Lipper Classification)	Lower than median (23)	Higher than median (3)	Lower than median (58)
Invesco Multi-Factor Core Fixed Income ETF	Higher than median (8)	Lower than median (15)	Lower than median (121)	Lower than median (5)
Invesco Multi-Factor Core Plus Fixed Income ETF	N/A	Lower than median (1)	Lower than median (61)	Lower than median (5)
Invesco BulletShares 2028 Corporate Bond ETF (Corporate Debt Funds A-Rated Lipper Classification)	Lower than median (2)	Lower than median (1)	Lower than median (16)	Same as the median (9)
Invesco BulletShares 2028 Corporate Bond ETF (Corporate Debt Funds BBB-Rated Lipper Classification)	Lower than median (23)	Higher than median (3)	Lower than median (58)
Invesco BulletShares 2026 High Yield Corporate Bond ETF	Higher than median (18)	N/A	Lower than median (158)	Higher than median (2)
Invesco BulletShares 2021 USD Emerging Markets Debt ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco BulletShares 2022 USD Emerging Markets Debt ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco BulletShares 2023 USD Emerging Markets Debt ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco BulletShares 2024 USD Emerging Markets Debt ETF	Lower than median (9)	Lower than median (1)	Lower than median (63)	Lower than median (6)
Invesco Strategic Developed ex-US ETF (International Multi-Cap Core Funds Lipper Classification)	Lower than median (29)	Lower than median (34)	Lower than median (65)	Lower than median (7)
Invesco Strategic Developed ex-US ETF (International Large-Cap Core Funds Lipper Classification)	Lower than median (4)	Lower than median (6)	Lower than median (23)
Invesco Strategic Developed ex-US Small Company ETF	Lower than median (4)	Lower than median (1)	Lower than median (21)	Lower than median (3)
Invesco Strategic Emerging Markets ETF	Lower than median (58)	Higher than median (10)	Lower than median (211)	Lower than median (9)
Invesco Strategic US ETF (Multi-Cap Core Funds Lipper Classification)	Lower than median (34)	Higher than median (22)	Lower than median (194)	Lower than median (11)
Invesco Strategic US ETF (Large-Cap Core Funds Lipper Classification)	Lower than median (33)	Lower than median (26)	Lower than median (190)
Invesco Strategic US Small Company ETF	Lower than median (29)	Same as median (30)	Lower than median (258)	Lower than median (10)

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable passive ETF fund peers. Those Funds have been designated with an “N/A” for not available.
[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

74

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

The Trustees noted that the proposed unitary advisory fee for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2018 meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with the Fund, and had noted that it does not have any soft-dollar arrangements. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for each Fund and would be paid a licensing fee by the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

75

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SIFT-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2019

IHYD	Invesco Corporate Income Defensive ETF

IHYV	Invesco Corporate Income Value ETF

IEMD	Invesco Emerging Markets Debt Defensive ETF

IEMV	Invesco Emerging Markets Debt Value ETF

IIGD	Invesco Investment Grade Defensive ETF

IIGV	Invesco Investment Grade Value ETF

IMFC	Invesco Multi-Factor Core Fixed Income ETF

IMFP	Invesco Multi-Factor Core Plus Fixed Income ETF

IMFD	Invesco Multi-Factor Defensive Core Fixed Income ETF

IMFI	Invesco Multi-Factor Income ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Corporate Income Defensive ETF (IHYD)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Energy	19.3
Consumer, Cyclical	15.4
Financials	14.8
Communications	12.3
Consumer, Non-cyclical	11.0
Industrial	8.9
Technology	7.6
Basic Materials	5.8
Utilities	3.1
Money Market Funds Plus Other Assets Less Liabilities	1.8

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.2%
	Advertising—0.7%
$80,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.250%	02/15/2022	$81,524

	Aerospace/Defense—0.7%
80,000	Arconic, Inc.	5.400	04/15/2021	82,587

	Airlines—1.3%
80,000	Delta Air Lines, Inc.	3.625	03/15/2022	79,807
80,000	United Continental Holdings, Inc.	4.250	10/01/2022	79,900

				159,707

	Apparel—0.6%
80,000	William Carter Co. (The)	5.250	08/15/2021	81,300

	Auto Parts & Equipment—1.3%
80,000	Goodyear Tire & Rubber Co. (The)	5.125	11/15/2023	80,100
80,000	ZF North America Capital, Inc. (Germany)(a)	4.750	04/29/2025	78,116

				158,216

	Banks—0.7%
80,000	CIT Group, Inc.	5.000	08/15/2022	82,800

	Building Materials—0.6%
80,000	Owens Corning	4.200	12/15/2022	80,813

	Chemicals—3.9%
80,000	Ashland LLC	4.750	08/15/2022	82,500
65,000	Blue Cube Spinco LLC	9.750	10/15/2023	72,979
80,000	Celanese US Holdings LLC	4.625	11/15/2022	81,893
80,000	Huntsman International LLC	5.125	11/15/2022	83,900
80,000	Mosaic Co. (The)(b)	4.250	11/15/2023	82,407
80,000	WR Grace & Co.(a)	5.125	10/01/2021	82,711

				486,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Corporate Income Defensive ETF (IHYD) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Coal—0.6%
$80,000	Peabody Energy Corp.(a)	6.000%	03/31/2022	$81,000

	Commercial Services—2.6%
80,000	ADT Security Corp. (The)	6.250	10/15/2021	84,600
80,000	Hertz Corp. (The)(a)	7.625	06/01/2022	82,000
80,000	Nielsen Co. Luxembourg Sarl (The)(a)	5.500	10/01/2021	80,900
80,000	Nielsen Finance LLC/Nielsen Finance Co.(a)	5.000	04/15/2022	80,200

				327,700

	Computers—1.9%
80,000	Dell, Inc.(b)	4.625	04/01/2021	81,350
80,000	EMC Corp.	3.375	06/01/2023	76,872
80,000	Seagate HDD Cayman	4.750	01/01/2025	77,052

				235,274

	Cosmetics/Personal Care—1.9%
80,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	82,800
80,000	Edgewell Personal Care Co.	4.700	05/19/2021	81,300
80,000	First Quality Finance Co., Inc.(a)	4.625	05/15/2021	80,400

				244,500

	Diversified Financial Services—4.5%
80,000	Aircastle Ltd.	4.400	09/25/2023	79,647
80,000	BGC Partners, Inc.	5.375	07/24/2023	80,576
80,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.500	04/15/2021	81,900
80,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	83,316
80,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.250	03/15/2022	81,400
80,000	Navient Corp.	6.500	06/15/2022	82,400
80,000	Synchrony Financial	4.250	08/15/2024	78,528

				567,767

	Electric—2.5%
80,000	AES Corp. (The)	4.875	05/15/2023	80,975
70,000	DPL, Inc.	7.250	10/15/2021	75,337
80,000	Exelon Corp.	3.497	06/01/2022	79,551
80,000	NextEra Energy Operating Partners LP(a)	4.250	09/15/2024	78,900

				314,763

	Electrical Components & Equipment—0.6%
80,000	WESCO Distribution, Inc.	5.375	12/15/2021	81,100

	Electronics—1.2%
80,000	Arrow Electronics, Inc.	3.250	09/08/2024	75,810
80,000	Jabil, Inc.	4.700	09/15/2022	80,636

				156,446

	Entertainment—0.6%
80,000	National CineMedia LLC	6.000	04/15/2022	81,292

	Environmental Control—0.6%
80,000	Clean Harbors, Inc.	5.125	06/01/2021	80,200

	Food—1.3%
80,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	80,800
80,000	Darling Ingredients, Inc.	5.375	01/15/2022	81,100

				161,900

	Gas—0.6%
80,000	Southern Star Central Corp.(a)	5.125	07/15/2022	79,600

	Healthcare-Products—1.3%
80,000	Hill-Rom Holdings, Inc.(a)	5.750	09/01/2023	82,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Corporate Income Defensive ETF (IHYD) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Products (continued)
$80,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875%	02/15/2021	$81,800

				164,500

	Healthcare-Services—3.8%
80,000	Centene Corp.	5.625	02/15/2021	81,200
80,000	Centene Corp.	4.750	01/15/2025	80,800
80,000	HCA Healthcare, Inc.	6.250	02/15/2021	84,027
80,000	Magellan Health, Inc.	4.400	09/22/2024	75,795
80,000	MEDNAX, Inc.(a)	5.250	12/01/2023	81,100
80,000	Universal Health Services, Inc.(a)	4.750	08/01/2022	81,000

				483,922

	Home Builders—2.0%
80,000	KB Home	7.000	12/15/2021	84,900
80,000	Taylor Morrison Communities, Inc.	6.625	05/15/2022	82,600
80,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.250	04/15/2021	80,400

				247,900

	Housewares—0.7%
80,000	Tupperware Brands Corp.	4.750	06/01/2021	81,805

	Insurance—2.6%
80,000	Brown & Brown, Inc.	4.200	09/15/2024	80,470
80,000	Kemper Corp.	4.350	02/15/2025	79,758
80,000	MGIC Investment Corp.(b)	5.750	08/15/2023	83,724
85,000	Radian Group, Inc.	4.500	10/01/2024	83,088

				327,040

	Internet—1.9%
80,000	Cogent Communications Group, Inc.(a)	5.375	03/01/2022	81,800
80,000	Symantec Corp.(a)	5.000	04/15/2025	79,822
80,000	VeriSign, Inc.	4.625	05/01/2023	81,565

				243,187

	Iron/Steel—0.6%
80,000	Steel Dynamics, Inc.	5.125	10/01/2021	80,550

	Leisure Time—1.3%
80,000	NCL Corp. Ltd.(a)	4.750	12/15/2021	81,574
80,000	Sabre GLBL, Inc.(a)	5.375	04/15/2023	82,000

				163,574

	Lodging—2.6%
80,000	Choice Hotels International, Inc.	5.750	07/01/2022	84,763
80,000	MGM Resorts International	6.625	12/15/2021	85,400
80,000	Sands China Ltd. (Macau)	5.125	08/08/2025	81,902
80,000	Wyndham Destinations, Inc.	4.250	03/01/2022	79,804

				331,869

	Machinery-Diversified—0.6%
80,000	Flowserve Corp.	3.500	09/15/2022	78,659

	Media—5.2%
80,000	Cable One, Inc.(a)	5.750	06/15/2022	81,600
80,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	82,114
80,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	82,999
80,000	DISH DBS Corp.	6.750	06/01/2021	82,000
80,000	Sinclair Television Group, Inc.	5.375	04/01/2021	80,300
80,000	TEGNA, Inc.	6.375	10/15/2023	83,000
80,000	Time Warner Cable LLC(b)	4.000	09/01/2021	80,760
65,000	Time Warner Entertainment Co. LP	8.375	03/15/2023	75,020

				647,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Corporate Income Defensive ETF (IHYD) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Mining—1.3%
$80,000	Alcoa Nederland Holding BV(a)	6.750%	09/30/2024	$84,900
85,000	Freeport-McMoRan, Inc.	3.875	03/15/2023	83,978

				168,878

	Miscellaneous Manufacturing—1.3%
80,000	Amsted Industries, Inc.(a)	5.000	03/15/2022	80,400
80,000	Trinity Industries, Inc.	4.550	10/01/2024	76,521

				156,921

	Office/Business Equipment—1.3%
80,000	Pitney Bowes, Inc.	3.875	10/01/2021	78,000
80,000	Xerox Corp.	4.500	05/15/2021	81,400

				159,400

	Oil & Gas—7.7%
80,000	Antero Resources Corp.	5.375	11/01/2021	80,600
80,000	Antero Resources Corp.	5.125	12/01/2022	80,428
80,000	Cimarex Energy Co.	4.375	06/01/2024	81,426
80,000	Continental Resources, Inc.	5.000	09/15/2022	80,918
80,000	Energen Corp.	4.625	09/01/2021	81,000
80,000	Kosmos Energy Ltd. (Ghana)(a)	7.875	08/01/2021	81,620
80,000	Murphy Oil Corp.	4.450	12/01/2022	79,705
80,000	Murphy Oil USA, Inc.	6.000	08/15/2023	82,320
80,000	Nabors Industries, Inc.	4.625	09/15/2021	78,700
80,000	QEP Resources, Inc.	5.250	05/01/2023	77,400
80,000	Range Resources Corp.	5.000	03/15/2023	77,600
85,000	Unit Corp.	6.625	05/15/2021	83,725

				965,442

	Oil & Gas Services—0.6%
80,000	Oceaneering International, Inc.	4.650	11/15/2024	74,300

	Packaging & Containers—1.3%
80,000	Graphic Packaging International LLC	4.750	04/15/2021	81,600
80,000	Sealed Air Corp.(a)	5.250	04/01/2023	82,700

				164,300

	Pipelines—10.3%
80,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	81,460
80,000	Boardwalk Pipelines LP	4.950	12/15/2024	81,417
80,000	DCP Midstream Operating LP(a)	4.750	09/30/2021	81,600
80,000	Energy Transfer LP	5.875	01/15/2024	86,000
80,000	Energy Transfer Operating LP	5.200	02/01/2022	83,442
80,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	84,794
80,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	82,179
85,000	EnLink Midstream Partners LP	4.150	06/01/2025	81,281
80,000	EQM Midstream Partners LP	4.750	07/15/2023	80,641
80,000	NGPL PipeCo. LLC(a)	4.375	08/15/2022	81,200
80,000	Plains All American Pipeline LP/PAA Finance Corp.	3.600	11/01/2024	78,152
80,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	81,789
67,273	Ruby Pipeline LLC(a)(b)	6.000	04/01/2022	64,928
80,000	Sabine Pass Liquefaction LLC	5.625	03/01/2025	86,702
80,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)	5.500	09/15/2024	82,124
80,000	Western Midstream Operating LP	4.000	07/01/2022	80,421

				1,298,130

	Private Equity—0.6%
80,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	81,200

	Real Estate—0.6%
80,000	Newmark Group, Inc.(a)	6.125	11/15/2023	80,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Corporate Income Defensive ETF (IHYD) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	REITs—5.7%
$80,000	Brixmor Operating Partnership LP	3.850%	02/01/2025	$78,246
80,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	81,600
80,000	GLP Capital LP/GLP Financing II, Inc.	4.375	04/15/2021	81,394
85,000	iStar, Inc.	5.250	09/15/2022	83,513
80,000	Office Properties Income Trust	4.500	02/01/2025	76,053
80,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	80,562
80,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	81,200
80,000	Starwood Property Trust, Inc.	5.000	12/15/2021	81,900
80,000	Washington Prime Group LP(b)	5.950	08/15/2024	73,052

				717,520

	Retail—5.1%
80,000	AutoNation, Inc.(b)	4.500	10/01/2025	78,231
80,000	GameStop Corp.(a)	6.750	03/15/2021	80,800
80,000	Gap, Inc. (The)	5.950	04/12/2021	83,199
80,000	Group 1 Automotive, Inc.	5.000	06/01/2022	80,700
80,000	L Brands, Inc.	5.625	02/15/2022	81,600
80,000	Penske Automotive Group, Inc.	5.750	10/01/2022	81,600
80,000	QVC, Inc.	4.375	03/15/2023	80,758
80,000	Signet UK Finance PLC	4.700	06/15/2024	68,600

				635,488

	Semiconductors—1.9%
80,000	Amkor Technology, Inc.	6.375	10/01/2022	80,800
80,000	Microchip Technology, Inc.(a)	3.922	06/01/2021	79,792
80,000	Micron Technology, Inc.	5.500	02/01/2025	82,596

				243,188

	Shipbuilding—0.7%
80,000	Huntington Ingalls Industries, Inc.(a)	5.000	11/15/2025	81,800

	Software—2.6%
80,000	IQVIA, Inc.(a)	4.875	05/15/2023	81,600
160,000	Marble II Pte Ltd. (Singapore)(a)	5.300	06/20/2022	159,108
80,000	MSCI, Inc.(a)	5.250	11/15/2024	82,400

				323,108

	Telecommunications—4.6%
80,000	Anixter, Inc.	5.125	10/01/2021	82,300
80,000	CenturyLink, Inc., Series T	5.800	03/15/2022	82,500
80,000	CommScope, Inc.(a)	5.000	06/15/2021	80,400
80,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	86,000
80,000	Level 3 Financing, Inc.	5.375	08/15/2022	80,700
80,000	Motorola Solutions, Inc.	3.750	05/15/2022	80,424
80,000	Qwest Corp.	6.750	12/01/2021	85,384

				577,708

	Transportation—0.7%
80,000	XPO Logistics, Inc.(a)	6.500	06/15/2022	81,700

	Trucking & Leasing—0.6%
80,000	Dae Funding LLC (United Arab Emirates)(a)	5.250	11/15/2021	81,300

	Total Corporate Bonds (Cost $12,273,546)			12,366,557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Corporate Income Defensive ETF (IHYD) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.4%
45,395	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $45,395)	$45,395

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $12,318,941)—98.6%	12,411,952

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—3.9%
493,660	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $493,660)	493,660

	Total Investments in Securities (Cost $12,812,601)—102.5%	12,905,612

	Other assets less liabilities—(2.5)%	(320,112)

	Net Assets—100.0%	$12,585,500

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $3,393,391, which represented 26.96% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Corporate Income Value ETF (IHYV)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Energy	21.8
Consumer, Non-cyclical	15.4
Consumer, Cyclical	13.4
Financials	12.8
Industrial	10.3
Communications	7.3
Technology	7.0
Basic Materials	4.8
Utilities	4.2
Money Market Funds Plus Other Assets Less Liabilities	3.0

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—97.0%
	Advertising—0.4%
$60,000	MDC Partners, Inc.(a)(b)	6.500%	05/01/2024	$52,275

	Aerospace/Defense—0.5%
60,000	Spirit AeroSystems, Inc.	4.600	06/15/2028	59,747

	Agriculture—0.4%
60,000	Vector Group Ltd.(a)	6.125	02/01/2025	53,400

	Auto Parts & Equipment—3.2%
60,000	Adient Global Holdings Ltd.(a)	4.875	08/15/2026	46,200
60,000	Dana Financing Luxembourg Sarl(a)	5.750	04/15/2025	60,000
60,000	Dana, Inc.	5.500	12/15/2024	59,775
60,000	Lear Corp.	3.800	09/15/2027	55,940
60,000	Meritor, Inc.	6.250	02/15/2024	61,500
60,000	Tenneco, Inc.(b)	5.000	07/15/2026	51,600
60,000	ZF North America Capital, Inc. (Germany)(a)	4.750	04/29/2025	58,587

				393,602

	Banks—0.9%
60,000	Freedom Mortgage Corp.(a)	8.125	11/15/2024	56,550
60,000	Freedom Mortgage Corp.(a)	8.250	04/15/2025	56,700

				113,250

	Building Materials—1.4%
60,000	JELD-WEN, Inc.(a)	4.625	12/15/2025	56,625
60,000	Standard Industries, Inc.(a)	6.000	10/15/2025	62,925
60,000	Standard Industries, Inc.(a)	4.750	01/15/2028	56,250

				175,800

	Chemicals—4.4%
60,000	CF Industries, Inc.(a)	4.500	12/01/2026	59,587
60,000	Chemours Co. (The)	6.625	05/15/2023	62,478
60,000	Cornerstone Chemical Co.(a)	6.750	08/15/2024	57,000
60,000	Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)	7.000	04/15/2025	60,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Corporate Income Value ETF (IHYV) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Chemicals (continued)
$60,000	Olin Corp.	5.125%	09/15/2027	$60,750
55,000	PolyOne Corp.(b)	5.250	03/15/2023	56,512
60,000	Rayonier AM Products, Inc.(a)	5.500	06/01/2024	55,650
60,000	TPC Group, Inc.(a)	8.750	12/15/2020	59,100
60,000	Versum Materials, Inc.(a)	5.500	09/30/2024	62,550

				534,602

	Coal—2.0%
55,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(a)	7.500	05/01/2025	57,612
60,000	Peabody Energy Corp.(a)	6.375	03/31/2025	59,220
60,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.(a)	7.500	06/15/2025	61,200
60,000	Warrior Met Coal, Inc.(a)	8.000	11/01/2024	61,838

				239,870

	Commercial Services—3.9%
60,000	Ahern Rentals, Inc.(a)	7.375	05/15/2023	55,650
60,000	APX Group, Inc.	7.875	12/01/2022	59,850
60,000	Hertz Corp. (The)(a)	7.625	06/01/2022	61,500
70,000	Hertz Corp. (The)(a)	5.500	10/15/2024	59,850
60,000	LSC Communications, Inc.(a)(b)	8.750	10/15/2023	64,275
60,000	ServiceMaster Co. LLC (The)(a)	5.125	11/15/2024	60,450
60,000	Sotheby’s(a)	4.875	12/15/2025	58,200
60,000	United Rentals North America, Inc.	4.875	01/15/2028	57,375

				477,150

	Computers—3.3%
60,000	Dell International LLC/EMC Corp.(a)	6.020	06/15/2026	63,715
55,000	Exela Intermediate LLC/Exela Finance, Inc.(a)	10.000	07/15/2023	56,307
55,000	Harland Clarke Holdings Corp.(a)	8.375	08/15/2022	51,631
60,000	NCR Corp.	6.375	12/15/2023	61,018
60,000	Seagate HDD Cayman	4.750	06/01/2023	60,256
60,000	Seagate HDD Cayman	4.750	01/01/2025	57,789
60,000	Western Digital Corp.	4.750	02/15/2026	56,850

				407,566

	Cosmetics/Personal Care—1.5%
60,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	62,100
70,000	Avon Products, Inc. (United Kingdom)	7.000	03/15/2023	67,550
60,000	Coty, Inc.(a)(b)	6.500	04/15/2026	57,972

				187,622

	Diversified Financial Services—1.5%
60,000	Aircastle Ltd.	4.400	09/25/2023	59,735
60,000	Quicken Loans, Inc.(a)	5.750	05/01/2025	59,520
60,000	Springleaf Finance Corp.	7.125	03/15/2026	60,863

				180,118

	Electric—3.2%
60,000	Clearway Energy Operating LLC	5.375	08/15/2024	59,100
60,000	Clearway Energy Operating LLC(a)	5.750	10/15/2025	59,175
54,392	Midland Cogeneration Venture LP(a)	6.000	03/15/2025	54,286
45,719	NSG Holdings LLC/NSG Holdings, Inc.(a)	7.750	12/15/2025	49,148
57,817	Stoneway Capital Corp. (Argentina)(a)	10.000	03/01/2027	57,745
60,000	Terraform Global Operating LLC(a)	6.125	03/01/2026	57,900
60,000	Trinidad Generation Unlimited (Trinidad & Tobago)(a)	5.250	11/04/2027	58,201

				395,555

	Electronics—1.9%
55,000	Jabil, Inc.	4.700	09/15/2022	55,437
60,000	Keysight Technologies, Inc.	4.600	04/06/2027	60,301
60,000	Tech Data Corp.	4.950	02/15/2027	59,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Corporate Income Value ETF (IHYV) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electronics (continued)
$55,000	Trimble, Inc.	4.900%	06/15/2028	$54,701

				230,243

	Engineering & Construction—1.4%
60,000	AECOM	5.125	03/15/2027	57,225
60,000	Topbuild Corp.(a)	5.625	05/01/2026	57,900
60,000	Tutor Perini Corp.(a)(b)	6.875	05/01/2025	60,150

				175,275

	Entertainment—0.5%
60,000	Scientific Games International, Inc.(a)	5.000	10/15/2025	58,275

	Food—2.8%
60,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC(b)	5.750	03/15/2025	57,300
60,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	60,600
60,000	Dean Foods Co.(a)	6.500	03/15/2023	45,375
60,000	Ingles Markets, Inc.	5.750	06/15/2023	61,350
70,000	Simmons Foods, Inc.(a)	5.750	11/01/2024	58,100
60,000	US Foods, Inc.(a)	5.875	06/15/2024	61,125

				343,850

	Gas—1.0%
60,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.500	05/20/2025	59,700
60,000	Southern Star Central Corp.(a)	5.125	07/15/2022	59,700

				119,400

	Healthcare-Services—4.8%
60,000	Charles River Laboratories International, Inc.(a)	5.500	04/01/2026	62,550
60,000	CHS/Community Health Systems, Inc.(b)	5.125	08/01/2021	58,950
60,000	CHS/Community Health Systems, Inc.	6.250	03/31/2023	57,975
60,000	DaVita, Inc.	5.125	07/15/2024	59,550
60,000	HCA, Inc.	5.375	02/01/2025	62,381
60,000	Magellan Health, Inc.	4.400	09/22/2024	56,846
60,000	MEDNAX, Inc.(a)	5.250	12/01/2023	60,825
60,000	RegionalCare Hospital Partners Holdings, Inc.(a)	8.250	05/01/2023	64,275
55,000	Tenet Healthcare Corp.	4.625	07/15/2024	55,069
55,000	WellCare Health Plans, Inc.	5.250	04/01/2025	56,359

				594,780

	Home Builders—2.8%
60,000	Century Communities, Inc.	5.875	07/15/2025	55,950
55,000	Meritage Homes Corp.	6.000	06/01/2025	56,787
60,000	Meritage Homes Corp.	5.125	06/06/2027	56,100
60,000	Taylor Morrison Communities, Inc.	6.625	05/15/2022	61,950
60,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	58,969
60,000	William Lyon Homes, Inc.	5.875	01/31/2025	54,300

				344,056

	Home Furnishings—0.5%
60,000	Tempur Sealy International, Inc.	5.500	06/15/2026	60,075

	Household Products/Wares—0.9%
60,000	ACCO Brands Corp.(a)	5.250	12/15/2024	59,100
55,000	Central Garden & Pet Co.(b)	6.125	11/15/2023	57,337

				116,437

	Housewares—0.5%
60,000	Newell Brands, Inc.	4.200	04/01/2026	56,502

	Insurance—1.0%
60,000	American Equity Investment Life Holding Co.	5.000	06/15/2027	59,650
60,000	Fidelity & Guaranty Life Holdings, Inc.(a)	5.500	05/01/2025	59,325

				118,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Corporate Income Value ETF (IHYV) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Internet—0.5%
$55,000	NetFlix, Inc.(a)	5.875%	11/15/2028	$57,423

	Investment Companies—0.5%
60,000	FS Energy & Power Fund(a)	7.500	08/15/2023	60,859

	Iron/Steel—0.5%
60,000	United States Steel Corp.	6.875	08/15/2025	59,400

	Lodging—1.4%
55,000	Diamond Resorts International, Inc.(a)	7.750	09/01/2023	55,412
60,000	Marriott Ownership Resorts, Inc.(a)	6.500	09/15/2026	62,175
60,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)	5.500	03/01/2025	59,943

				177,530

	Machinery-Construction & Mining—0.5%
60,000	Terex Corp.(a)	5.625	02/01/2025	58,425

	Machinery-Diversified—0.9%
50,000	Cloud Crane LLC(a)	10.125	08/01/2024	53,375
60,000	Wabtec Corp.(c)	4.700	09/15/2028	59,276

				112,651

	Media—3.6%
55,000	Block Communications, Inc.(a)	6.875	02/15/2025	57,062
55,000	CSC Holdings LLC(a)	5.500	04/15/2027	55,261
60,000	CSC Holdings LLC(a)	6.500	02/01/2029	62,888
60,000	DISH DBS Corp.	7.750	07/01/2026	52,050
60,000	EW Scripps Co. (The)(a)	5.125	05/15/2025	57,900
60,000	Lee Enterprises, Inc.(a)	9.500	03/15/2022	61,500
60,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(a)(b)	7.875	05/15/2024	48,525
60,000	Univision Communications, Inc.(a)	5.125	02/15/2025	52,650

				447,836

	Miscellaneous Manufacturing—1.8%
55,000	Amsted Industries, Inc.(a)	5.000	03/15/2022	55,275
60,000	FXI Holdings, Inc.(a)(b)	7.875	11/01/2024	57,600
60,000	Koppers, Inc.(a)	6.000	02/15/2025	52,800
60,000	Trinity Industries, Inc.	4.550	10/01/2024	57,390

				223,065

	Office/Business Equipment—0.4%
55,000	Pitney Bowes, Inc.	3.875	10/01/2021	53,625

	Oil & Gas—13.3%
80,000	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875	12/15/2024	25,800
60,000	Bruin E&P Partners LLC(a)	8.875	08/01/2023	58,950
60,000	Comstock Resources, Inc.(a)	9.750	08/15/2026	55,912
60,000	Covey Park Energy LLC/Covey Park Finance Corp.(a)	7.500	05/15/2025	56,100
60,000	Denbury Resources, Inc.(a)	9.000	05/15/2021	60,825
60,000	Diamond Offshore Drilling, Inc.(b)	7.875	08/15/2025	57,000
55,000	Energen Corp.	4.625	09/01/2021	55,688
60,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)(b)	8.000	11/29/2024	42,600
60,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	7.750	05/15/2026	53,400
60,000	EQT Corp.	3.900	10/01/2027	54,510
60,000	Extraction Oil & Gas, Inc.(a)	5.625	02/01/2026	50,100
60,000	Gulfport Energy Corp.	6.000	10/15/2024	54,750
60,000	Gulfport Energy Corp.	6.375	05/15/2025	53,925
60,000	Hess Corp.	4.300	04/01/2027	58,041
60,000	Hilcorp Energy I LP/Hilcorp Finance Co.(a)	5.750	10/01/2025	59,925
60,000	Hilcorp Energy I LP/Hilcorp Finance Co.(a)	6.250	11/01/2028	59,100
55,000	HollyFrontier Corp.	5.875	04/01/2026	58,080
60,000	Indigo Natural Resources LLC(a)	6.875	02/15/2026	52,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Corporate Income Value ETF (IHYV) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$60,000	Jones Energy Holdings LLC/Jones Energy Finance Corp.(a)(b)	9.250%	03/15/2023	$37,800
60,000	Nabors Industries, Inc.	5.750	02/01/2025	53,400
60,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	61,830
60,000	PDC Energy, Inc.	5.750	05/15/2026	57,750
60,000	Range Resources Corp.	5.000	03/15/2023	58,200
60,000	Range Resources Corp.	4.875	05/15/2025	55,256
60,000	Rowan Cos., Inc.	4.875	06/01/2022	56,138
60,000	Sanchez Energy Corp.(a)(b)	7.250	02/15/2023	52,050
60,000	Southwestern Energy Co.	6.200	01/23/2025	59,682
60,000	Unit Corp.	6.625	05/15/2021	59,100
60,000	W&t Offshore, Inc.(a)	9.750	11/01/2023	59,700
60,000	Whiting Petroleum Corp.	6.625	01/15/2026	59,100

				1,637,362

	Oil & Gas Services—2.3%
60,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	52,950
60,000	FTS International, Inc.	6.250	05/01/2022	57,375
60,000	McDermott Technology Americas, Inc./McDermott Technology US, Inc.(a)	10.625	05/01/2024	50,025
60,000	Oceaneering International, Inc.	4.650	11/15/2024	55,725
65,000	SESI LLC	7.125	12/15/2021	60,450

				276,525

	Packaging & Containers—1.5%
60,000	Berry Global, Inc.	5.125	07/15/2023	60,300
60,000	Owens-Brockway Glass Container, Inc.(a)	5.875	08/15/2023	63,375
60,000	Plastipak Holdings, Inc.(a)	6.250	10/15/2025	55,200

				178,875

	Pharmaceuticals—1.0%
60,000	HLF Financing Sarl LLC/Herbalife International, Inc.(a)	7.250	08/15/2026	61,278
60,000	Perrigo Finance Unlimited Co.	4.375	03/15/2026	56,899

				118,177

	Pipelines—4.2%
60,000	American Midstream Partners LP/American Midstream Finance Corp.(a)	9.500	12/15/2021	55,741
55,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	56,004
60,000	Buckeye Partners LP	3.950	12/01/2026	56,201
60,000	Enable Midstream Partners LP	4.950	05/15/2028	59,656
60,000	Energy Transfer Operating LP	4.950	06/15/2028	61,226
60,000	EQM Midstream Partners LP	4.000	08/01/2024	58,017
60,000	EQM Midstream Partners LP	4.125	12/01/2026	55,400
60,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.750	04/15/2025	57,600
60,000	Sunoco Logistics Partners Operations LP(b)	4.000	10/01/2027	57,510

				517,355

	Private Equity—0.5%
60,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.750	02/01/2024	63,075

	Real Estate—3.3%
60,000	Five Point Operating Co. LP/Five Point Capital Corp.(a)	7.875	11/15/2025	58,275
60,000	Greystar Real Estate Partners LLC(a)	5.750	12/01/2025	60,437
60,000	Howard Hughes Corp. (The)(a)	5.375	03/15/2025	59,550
60,000	Hunt Cos., Inc.(a)	6.250	02/15/2026	55,950
60,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	58,950
55,000	Newmark Group, Inc.(a)	6.125	11/15/2023	55,341
60,000	WeWork Cos., Inc.(a)	7.875	05/01/2025	56,001

				404,504

	REITs—5.1%
55,000	American Homes 4 Rent LP	4.250	02/15/2028	53,566
70,000	CBL & Associates LP(b)	5.250	12/01/2023	57,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Corporate Income Value ETF (IHYV) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	REITs (continued)
$70,000	CBL & Associates LP(b)	5.950%	12/15/2026	$53,725
60,000	ESH Hospitality, Inc.(a)	5.250	05/01/2025	59,850
60,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	61,972
60,000	Iron Mountain, Inc.(a)	4.875	09/15/2027	57,075
60,000	iStar, Inc.	5.250	09/15/2022	58,950
60,000	Office Properties Income Trust	4.500	02/01/2025	57,040
60,000	Sabra Health Care LP	5.125	08/15/2026	57,071
60,000	Senior Housing Properties Trust	4.750	02/15/2028	53,890
60,000	Washington Prime Group LP(b)	5.950	08/15/2024	54,789

				625,328

	Retail—4.0%
60,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	61,200
60,000	AutoNation, Inc.(b)	4.500	10/01/2025	58,673
60,000	Dollar Tree, Inc.	4.200	05/15/2028	57,276
60,000	GameStop Corp.(a)	6.750	03/15/2021	60,600
60,000	JC Penney Corp., Inc.(a)	5.875	07/01/2023	51,600
60,000	JC Penney Corp., Inc.(a)	8.625	03/15/2025	36,000
60,000	Sally Holdings LLC/Sally Capital, Inc.	5.625	12/01/2025	59,025
60,000	Signet UK Finance PLC	4.700	06/15/2024	51,450
60,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.500	06/01/2024	59,550

				495,374

	Software—3.3%
60,000	ACI Worldwide, Inc.(a)	5.750	08/15/2026	61,950
60,000	CDK Global, Inc.	4.875	06/01/2027	59,263
60,000	Citrix Systems, Inc.	4.500	12/01/2027	57,592
55,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.(a)	6.000	07/15/2025	56,676
60,000	Marble II Pte Ltd. (Singapore)(a)	5.300	06/20/2022	59,665
55,000	Nuance Communications, Inc.	5.625	12/15/2026	56,238
60,000	Rackspace Hosting, Inc.(a)	8.625	11/15/2024	52,650

				404,034

	Telecommunications—2.7%
60,000	CommScope Technologies LLC(a)	6.000	06/15/2025	56,850
70,000	Frontier Communications Corp.	11.000	09/15/2025	45,062
65,000	Frontier Communications Corp.(a)	8.500	04/01/2026	60,613
60,000	Plantronics, Inc.(a)	5.500	05/31/2023	59,925
60,000	Qualitytech LP/QTS Finance Corp.(a)	4.750	11/15/2025	58,125
60,000	Windstream Services LLC/Windstream Finance Corp.(a)(d)(e)	8.625	10/31/2025	56,550

				337,125

	Toys/Games/Hobbies—0.5%
60,000	Mattel, Inc.(a)	6.750	12/31/2025	59,175

	Transportation—0.5%
55,000	XPO Logistics, Inc.(a)	6.500	06/15/2022	56,169

	Total Corporate Bonds (Cost $12,068,023)			11,912,317

Number of Shares
	Money Market Fund—0.3%
30,990	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(f) (Cost $30,990)			30,990

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $12,099,013)—97.3%			11,943,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Corporate Income Value ETF (IHYV) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—8.3%
1,018,221	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(f)(g) (Cost $1,018,221)	$1,018,221

	Total Investments in Securities (Cost $13,117,234)—105.6%	12,961,528

	Other assets less liabilities—(5.6)%	(688,567)

	Net Assets—100.0%	$12,272,961

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $6,172,000, which represented 50.29% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of this security at February 28, 2019 was $56,550, which represented less than 1% of the Fund’s Net Assets.

(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Emerging Markets Debt Defensive ETF (IEMD)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Government	50.5
Energy	23.0
Financials	13.3
Utilities	8.2
Basic Materials	0.8
Diversified	0.8
Money Market Fund Plus Other Assets Less Liabilities	3.4

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—51.1%
	Chile—2.6%
$500,000	Banco del Estado de Chile, EMTN(a)	3.875%	02/08/2022	$504,534
150,000	Banco del Estado de Chile, MTN(a)	3.875	02/08/2022	151,360

				655,894

	China—9.4%
200,000	CDBL Funding 2, Series E, MTN	3.000	08/01/2022	194,376
200,000	China Cinda Finance 2017 I Ltd., EMTN	3.650	03/09/2022	200,175
200,000	China Development Bank, Series E, MTN	2.125	06/01/2021	195,784
200,000	China Development Bank, Series E, MTN	2.625	01/24/2022	197,353
200,000	CNOOC Finance 2012 Ltd.(a)(b)	3.875	05/02/2022	202,615
200,000	CNPC Hk Overseas Capital Ltd.	4.500	04/28/2021	204,301
200,000	Sinopec Group Overseas Development 2012 Ltd.(a)	3.900	05/17/2022	202,763
200,000	Sinopec Group Overseas Development 2016 Ltd.(a)	2.000	09/29/2021	193,191
200,000	Sinopec Group Overseas Development 2016 Ltd.	2.000	09/29/2021	193,191
200,000	Sinopec Group Overseas Development 2017 Ltd.(a)	2.500	09/13/2022	193,762
200,000	State Elite Global Ltd., Series E, MTN	2.750	06/13/2022	195,882
200,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	2.750	05/04/2022	196,597

				2,369,990

	India—5.4%
200,000	Bank of India, EMTN	6.250	02/16/2021	207,802
200,000	Bharat Petroleum Corp. Ltd., Series E, MTN	4.375	01/24/2022	202,952
510,000	Indian Oil Corp. Ltd.	5.625	08/02/2021	533,005
400,000	NTPC Ltd., Series E, MTN	5.625	07/14/2021	416,817

				1,360,576

	Indonesia—6.1%
200,000	Indonesia Asahan Aluminium Persero PT(a)	5.230	11/15/2021	206,737
475,000	Pertamina Persero PT(a)	5.250	05/23/2021	490,796
600,000	Pertamina Persero PT	5.250	05/23/2021	619,953
200,000	Perusahaan Listrik Negara PT(a)	5.500	11/22/2021	208,750

				1,526,236

	Malaysia—4.7%
400,000	Petronas Capital Ltd., MTN(a)	3.125	03/18/2022	399,592
400,000	Petronas Capital Ltd., MTN	3.125	03/18/2022	399,592
330,000	Petronas Capital Ltd.	7.875	05/22/2022	375,608

				1,174,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Emerging Markets Debt Defensive ETF (IEMD) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Mexico—6.8%
$600,000	Comision Federal de Electricidad	4.875%	05/26/2021	$611,256
400,000	Comision Federal de Electricidad(a)	4.875	05/26/2021	407,504
700,000	Petroleos Mexicanos	4.875	01/24/2022	696,143

				1,714,903

	Peru—0.8%
200,000	Corp. Financiera de Desarrollo SA(a)	4.750	02/08/2022	206,602

	Russia—2.8%
50,000	Gazprom OAO Via GAZ Capital SA(a)	5.999	01/23/2021	51,921
630,000	Sberbank of Russia Via SB Capital SA, Series 7	5.717	06/16/2021	645,581

				697,502

	Supranational—5.0%
150,000	Asian Development Bank, GMTN	1.625	03/16/2021	147,170
370,000	Asian Development Bank, GMTN	2.000	02/16/2022	363,920
380,000	Asian Development Bank, GMTN	1.750	09/13/2022	369,457
160,000	Asian Development Bank, GMTN	2.750	03/17/2023	160,972
200,000	Black Sea Trade & Development Bank, MTN(a)	4.875	05/06/2021	204,936

				1,246,455

	Thailand—3.3%
600,000	PTTEP Canada International Finance Ltd., MTN	5.692	04/05/2021	625,274
200,000	PTTEP Canada International Finance Ltd., MTN(a)	5.692	04/05/2021	208,424

				833,698

	United Arab Emirates—4.2%
200,000	Abu Dhabi National Energy Co. Pjsc, MTN	5.875	12/13/2021	213,014
400,000	MDC-GMTN BV, EMTN(a)	5.500	03/01/2022	425,026
200,000	MDC-GMTN BV, MTN(a)	5.500	03/01/2022	212,513
200,000	Union National Bank PJSC, EMTN	2.750	10/05/2021	196,490

				1,047,043

	Total Corporate Bonds (Cost $12,772,483)			12,833,691

	Sovereign Debt Obligations—45.5%
	Chile—5.1%
600,000	Chile Government International Bond	3.250	09/14/2021	604,560
700,000	Chile Government International Bond	2.250	10/30/2022	684,775

				1,289,335

	China—0.8%
200,000	Export-Import Bank of China (The)	2.000	04/26/2021	195,355

	Colombia—3.3%
810,000	Colombia Government International Bond	4.375	07/12/2021	829,642

	Hungary—3.5%
820,000	Hungary Government International Bond	6.375	03/29/2021	872,178

	India—1.6%
400,000	Export-Import Bank of India	3.125	07/20/2021	394,910

	Indonesia—4.0%
420,000	Indonesia Government International Bond	4.875	05/05/2021	433,692
420,000	Indonesia Government International Bond(a)	4.875	05/05/2021	433,691
140,000	Indonesia Government International Bond, EMTN(a)	3.750	04/25/2022	140,809

				1,008,192

	Malaysia—4.5%
200,000	Export-Import Bank of Malaysia Bhd, EMTN	2.480	10/20/2021	195,375
450,000	Wakala Global Sukuk Bhd	4.646	07/06/2021	466,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Emerging Markets Debt Defensive ETF (IEMD) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Malaysia (continued)
$450,000	Wakala Global Sukuk Bhd(a)	4.646%	07/06/2021	$466,037

				1,127,449

	Morocco—2.4%
600,000	Morocco Government International Bond(a)	4.250	12/11/2022	609,854

	Poland—5.0%
390,000	Republic of Poland Government International Bond	5.125	04/21/2021	408,433
430,000	Republic of Poland Government International Bond	5.000	03/23/2022	455,576
390,000	Republic of Poland Government International Bond	3.000	03/17/2023	389,942

				1,253,951

	Russia—4.9%
600,000	Russian Foreign Bond—Eurobond(a)	4.500	04/04/2022	614,855
600,000	Russian Foreign Bond—Eurobond	4.500	04/04/2022	614,855

				1,229,710

	South Africa—2.0%
470,000	Republic of South Africa Government International Bond	5.875	05/30/2022	493,510

	Turkey—3.9%
500,000	Hazine Mustesarligi Varlik Kiralama AS	4.251	06/08/2021	489,653
500,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	489,652

				979,305

	United Arab Emirates—4.5%
420,000	Abu Dhabi Government International Bond(a)	2.125	05/03/2021	413,543
500,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	492,200
240,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	236,256

				1,141,999

	Total Sovereign Debt Obligations (Cost $11,326,256)			11,425,390

Number of Shares
	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $24,098,739)—96.6%			24,259,081

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—0.8%
189,000	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $189,000)			189,000

	Total Investments in Securities (Cost $24,287,739)—97.4%			24,448,081

	Other assets less liabilities—2.6%			663,176

	Net Assets—100.0%			$25,111,257

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Emerging Markets Debt Defensive ETF (IEMD) (continued)

February 28, 2019

(Unaudited)

Notes	to Schedule of Investments:
(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $8,564,520, which represented 34.11% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Emerging Markets Debt Value ETF (IEMV)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Government	42.3
Financials	22.5
Energy	20.0
Utilities	7.0
Industrial	2.7
Basic Materials	2.2
Communications	0.6
Money Market Fund Plus Other Assets Less Liabilities	2.7

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—59.6%
	Brazil—4.1%
$400,000	Banco do Brasil SA/Cayman(a)	5.875%	01/19/2023	$421,500
800,000	Banco do Brasil SA/Cayman, MTN	4.875	04/19/2023	819,200
300,000	Banco do Brasil SA/Cayman(a)	4.625	01/15/2025	297,375

				1,538,075

	Chile—1.9%
700,000	Banco del Estado de Chile, EMTN(a)	3.875	02/08/2022	706,347

	China—8.6%
200,000	China Cinda Finance 2017 I Ltd., EMTN	3.650	03/09/2022	200,175
200,000	CNAC HK Finbridge Co. Ltd.	4.125	07/19/2027	196,591
200,000	CNOOC Curtis Funding No 1 Pty Ltd.(a)	4.500	10/03/2023	207,779
200,000	CNOOC Finance 2013 Ltd.	3.000	05/09/2023	196,030
200,000	CNOOC Finance 2015 USA LLC	3.500	05/05/2025	198,266
200,000	CNOOC Finance 2015 USA LLC	4.375	05/02/2028	207,721
220,000	CNOOC Nexen Finance 2014 ULC	4.250	04/30/2024	227,036
200,000	CRCC Yuxiang Ltd.	3.500	05/16/2023	198,117
400,000	Huarong Finance II Co. Ltd., EMTN	3.625	11/22/2021	395,200
200,000	Huarong Finance II Co. Ltd., EMTN	4.625	06/03/2026	198,071
200,000	Sinopec Group Overseas Development 2012 Ltd.(a)	3.900	05/17/2022	202,762
200,000	Sinopec Group Overseas Development 2013 Ltd.	4.375	10/17/2023	207,172
200,000	Sinopec Group Overseas Development 2017 Ltd.	3.625	04/12/2027	196,341
200,000	Sinopec Group Overseas Development 2018 Ltd.(a)	4.250	09/12/2028	205,266
30,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	3.500	05/04/2027	29,171
200,000	Three Gorges Finance I Cayman Islands Ltd.(a)	3.150	06/02/2026	191,502

				3,257,200

	Hong Kong—1.3%
200,000	CCBL Cayman 1 Corp. Ltd., EMTN	2.750	05/31/2021	195,585
300,000	China Cinda Finance 2015 I Ltd., EMTN	4.250	04/23/2025	300,408

				495,993

	India—7.9%
400,000	Bharat Petroleum Corp. Ltd., EMTN	4.000	05/08/2025	395,309
400,000	BPRL International Singapore Pte Ltd., EMTN	4.375	01/18/2027	392,228
400,000	Hindustan Petroleum Corp Ltd.	4.000	07/12/2027	380,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Emerging Markets Debt Value ETF (IEMV) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	India (continued)
$600,000	NTPC Ltd., EMTN	4.250%	02/26/2026	$589,308
400,000	Oil India International Pte Ltd.	4.000	04/21/2027	380,319
270,000	Oil India Ltd.	5.375	04/17/2024	283,260
600,000	ONGC Videsh Vankorneft Pte Ltd.	3.750	07/27/2026	571,469

				2,992,508

	Indonesia—7.5%
200,000	Indonesia Asahan Aluminium Persero PT(a)	5.710	11/15/2023	211,397
200,000	Indonesia Asahan Aluminium Persero PT(a)	6.530	11/15/2028	219,707
200,000	Pelabuhan Indonesia II PT	4.250	05/05/2025	198,860
200,000	Pelabuhan Indonesia II PT(a)	4.250	05/05/2025	198,860
200,000	Pelabuhan Indonesia III Persero PT(a)	4.875	10/01/2024	204,500
200,000	Pelabuhan Indonesia III Persero PT	4.875	10/01/2024	204,500
200,000	Perusahaan Gas Negara Persero Tbk	5.125	05/16/2024	206,456
200,000	Perusahaan Gas Negara Persero Tbk(a)	5.125	05/16/2024	206,456
200,000	Perusahaan Listrik Negara PT, MTN(a)	4.125	05/15/2027	191,847
200,000	Perusahaan Listrik Negara PT, MTN	4.125	05/15/2027	191,847
200,000	Perusahaan Listrik Negara PT, MTN(a)	5.450	05/21/2028	209,229
200,000	Perusahaan Listrik Negara PT, EMTN(a)	5.450	05/21/2028	209,229
200,000	Saka Energi Indonesia PT	4.450	05/05/2024	194,900
200,000	Saka Energi Indonesia PT(a)	4.450	05/05/2024	194,900

				2,842,688

	Malaysia—2.6%
500,000	Petroliam Nasional BHD	7.625	10/15/2026	628,967
300,000	Petroliam Nasional BHD(a)	7.625	10/15/2026	377,381

				1,006,348

	Mexico—5.1%
400,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands(a)	4.375	10/14/2025	389,000
440,000	Petroleos Mexicanos, MTN	6.875	08/04/2026	440,550
530,000	Petroleos Mexicanos	6.500	03/13/2027	513,040
660,000	Petroleos Mexicanos	5.350	02/12/2028	590,700

				1,933,290

	Russia—6.5%
400,000	Gazprom OAO Via Gaz Capital SA	4.950	02/06/2028	391,848
500,000	Sberbank of Russia Via SB Capital SA(a)	5.125	10/29/2022	504,351
230,000	Vnesheconombank Via VEB Finance PLC(a)	6.025	07/05/2022	234,367
200,000	Vnesheconombank Via VEB Finance PLC(a)	6.025	07/05/2022	203,798
600,000	Vnesheconombank Via VEB Finance PLC(a)	5.942	11/21/2023	608,159
100,000	Vnesheconombank Via VEB Finance PLC(a)	6.800	11/22/2025	104,589
400,000	VTB Bank OJSC Via VTB Capital SA(a)	6.950	10/17/2022	407,667

				2,454,779

	Supranational—4.6%
590,000	Asian Development Bank, GMTN	2.000	02/16/2022	580,306
90,000	Asian Development Bank, GMTN	1.750	09/13/2022	87,503
860,000	Asian Development Bank, GMTN	2.750	03/17/2023	865,221
200,000	Black Sea Trade & Development Bank, MTN(a)	4.875	05/06/2021	204,936

				1,737,966

	Switzerland—0.5%
200,000	Syngenta Finance NV(a)	4.892	04/24/2025	199,892

	Turkey— 0.5%
200,000	Turkiye Halk Bankasi AS(a)	5.000	07/13/2021	183,577

	United Arab Emirates—8.5%
200,000	Abu Dhabi National Energy Co. PJSC, MTN(a)	4.375	06/22/2026	204,246
400,000	Abu Dhabi National Energy Co. PJSC, EMTN(a)	4.375	06/22/2026	408,492
400,000	ADCB Finance Cayman Ltd., EMTN	4.500	03/06/2023	408,102

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Emerging Markets Debt Value ETF (IEMV) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United Arab Emirates (continued)
$230,000	Emirates Telecommunications Group Co. PJSC, GMTN	3.500%	06/18/2024	$230,187
900,000	MDC-Gmtn BV, MTN(a)	4.500	11/07/2028	953,831
300,000	MDC-GMTN BV, MTN(a)	5.500	03/01/2022	318,770
400,000	MDC-GMTN BV, GMTN	3.000	04/19/2024	390,972
300,000	Union National Bank Pjsc, Series E, MTN	4.000	03/13/2023	302,250

				3,216,850

	Total Corporate Bonds (Cost $22,373,847)			22,565,513

	Sovereign Debt Obligations—37.7%
	Brazil—4.7%
700,000	Brazilian Government International Bond	4.250	01/07/2025	705,775
400,000	Brazilian Government International Bond	6.000	04/07/2026	438,600
660,000	Brazilian Government International Bond	4.625	01/13/2028	656,872

				1,801,247

	Chile—4.2%
600,000	Chile Government International Bond	3.125	01/21/2026	594,525
1,000,000	Chile Government International Bond	3.240	02/06/2028	986,510

				1,581,035

	Colombia—2.4%
770,000	Colombia Government International Bond	8.125	05/21/2024	919,188

	India—1.0%
400,000	Indian Railway Finance Corp. Ltd.	3.835	12/13/2027	379,664

	Indonesia—2.2%
400,000	Indonesia Government International Bond, MTN	3.750	04/25/2022	402,311
200,000	Indonesia Government International Bond, MTN(a)	5.875	01/15/2024	217,655
200,000	Indonesia Government International Bond, MTN(a)	4.750	01/08/2026	207,592

				827,558

	Mexico—4.3%
540,000	Mexico Government International Bond, GMTN	4.125	01/21/2026	540,537
660,000	Mexico Government International Bond	4.150	03/28/2027	654,390
440,000	Mexico Government International Bond	3.750	01/11/2028	422,070

				1,616,997

	Poland—4.5%
890,000	Republic of Poland Government International Bond	4.000	01/22/2024	925,266
790,000	Republic of Poland Government International Bond	3.250	04/06/2026	790,308

				1,715,574

	Russia—3.6%
400,000	Russian Foreign Bond—Eurobond	4.500	04/04/2022	409,903
600,000	Russian Foreign Bond—Eurobond(a)	4.875	09/16/2023	622,065
200,000	Russian Foreign Bond—Eurobond(a)	12.750	06/24/2028	320,440

				1,352,408

	Turkey—8.3%
300,000	Export Credit Bank of Turkey(a)	4.250	09/18/2022	279,680
500,000	Export Credit Bank of Turkey(a)	5.375	10/24/2023	473,990
200,000	Export Credit Bank of Turkey(a)	6.125	05/03/2024	191,050
550,000	Turkey Government International Bond	6.250	09/26/2022	559,284
350,000	Turkey Government International Bond	5.750	03/22/2024	344,135
390,000	Turkey Government International Bond	7.375	02/05/2025	408,768
500,000	Turkey Government International Bond	4.875	10/09/2026	452,637
470,000	Turkey Government International Bond	6.000	03/25/2027	450,775

				3,160,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Emerging Markets Debt Value ETF (IEMV) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Vietnam—2.5%
$900,000	Vietnam Government International Bond(a)	4.800%	11/19/2024	$943,558

	Total Sovereign Debt Obligations (Cost $13,921,125)			14,297,548

Number of Shares
	Money Market Fund—1.4%
521,978	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $521,978)			521,978

	Total Investments in Securities (Cost $36,816,950)—98.7%			37,385,039

	Other assets less liabilities—1.3%			504,569

	Net Assets—100.0%			$37,889,608

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $12,666,913, which represented 33.43% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Investment Grade Defensive ETF (IIGD)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	33.0
Consumer, Non-cyclical	17.9
Industrial	16.0
Technology	9.1
Energy	6.5
Communications	5.6
Utilities	4.7
Consumer, Cyclical	4.7
Basic Materials	1.6
Money Market Funds Plus Other Assets Less Liabilities	0.9

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—99.1%
	Aerospace/Defense—1.6%
$100,000	Raytheon Co.(a)	2.500%	12/15/2022	$98,700

	Agriculture—2.7%
100,000	Altria Group, Inc.(a)	2.850	08/09/2022	98,367
70,000	Philip Morris International, Inc.	2.900	11/15/2021	70,013

				168,380

	Auto Manufacturers—1.6%
100,000	Harley-Davidson Financial Services, Inc., MTN(b)	2.850	01/15/2021	98,224

	Banks—15.5%
100,000	Bank of New York Mellon Corp. (The)(a)	3.550	09/23/2021	101,681
100,000	BB&T Corp., MTN	2.050	05/10/2021	98,120
100,000	Huntington Bancshares, Inc.	3.150	03/14/2021	100,009
50,000	KeyCorp, MTN	5.100	03/24/2021	52,037
100,000	Morgan Stanley, GMTN	2.750	05/19/2022	98,677
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	100,737
60,000	PNC Financial Services Group, Inc. (The)	3.500	01/23/2024	60,626
70,000	State Street Corp.	3.550	08/18/2025	71,735
100,000	SunTrust Banks, Inc.	2.900	03/03/2021	99,789
100,000	U.S. Bancorp, MTN	2.950	07/15/2022	99,589
100,000	Wells Fargo & Co.	3.069	01/24/2023	99,398

				982,398

	Beverages—1.6%
100,000	Coca-Cola Co. (The)(a)	2.875	10/27/2025	99,019

	Biotechnology—0.8%
50,000	Amgen, Inc.	3.875	11/15/2021	50,937

	Commercial Services—3.3%
100,000	Automatic Data Processing, Inc.	3.375	09/15/2025	102,096
100,000	Ecolab, Inc.	4.350	12/08/2021	103,695

				205,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Investment Grade Defensive ETF (IIGD) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Computers—1.6%
$100,000	Apple, Inc.	2.400%	05/03/2023	$98,207

	Cosmetics/Personal Care—1.5%
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	98,116

	Diversified Financial Services—6.7%
100,000	BlackRock, Inc.	3.500	03/18/2024	101,910
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	98,805
100,000	CME Group, Inc.	3.000	09/15/2022	100,500
50,000	Mastercard, Inc.	3.375	04/01/2024	51,089
70,000	Visa, Inc.	3.150	12/14/2025	70,238

				422,542

	Electric—4.7%
100,000	Eversource Energy, Series K	2.750	03/15/2022	98,823
100,000	Florida Power & Light Co.	3.125	12/01/2025	100,192
100,000	Southern California Edison Co., Series C	3.500	10/01/2023	98,362

				297,377

	Electronics—1.5%
100,000	Honeywell International, Inc.(a)	1.850	11/01/2021	97,866

	Hand/Machine Tools—1.1%
70,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	69,110

	Healthcare-Services—1.6%
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	104,031

	Household Products/Wares—1.6%
100,000	Clorox Co. (The)	3.050	09/15/2022	100,125

	Insurance—7.9%
80,000	Athene Global Funding(b)	3.000	07/01/2022	78,908
100,000	Berkshire Hathaway, Inc.(a)	3.125	03/15/2026	99,058
80,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	84,304
100,000	Jackson National Life Global Funding(b)	3.050	04/29/2026	96,271
80,000	Nationwide Financial Services, Inc.(b)	5.375	03/25/2021	82,872
60,000	New York Life Global Funding(b)	2.900	01/17/2024	59,471

				500,884

	Internet—1.5%
100,000	Alphabet, Inc.	1.998	08/15/2026	92,743

	Iron/Steel—1.6%
100,000	Nucor Corp.(a)	4.125	09/15/2022	103,093

	Machinery-Construction & Mining—1.5%
100,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	97,253

	Machinery-Diversified—1.6%
100,000	Deere & Co.	2.600	06/08/2022	99,618

	Media—2.6%
60,000	21st Century Fox America, Inc.	4.500	02/15/2021	61,622
100,000	NBCUniversal Media LLC	4.375	04/01/2021	102,855

				164,477

	Metal Fabricate/Hardware—1.1%
70,000	Precision Castparts Corp.	2.500	01/15/2023	68,938

	Miscellaneous Manufacturing—3.2%
100,000	General Electric Co., GMTN	4.650	10/17/2021	103,088
100,000	General Electric Co.	2.700	10/09/2022	96,901

				199,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Investment Grade Defensive ETF (IIGD) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas—4.3%
$100,000	Chevron Corp.	3.191%	06/24/2023	$101,089
100,000	Exxon Mobil Corp.	2.222	03/01/2021	99,170
70,000	Phillips 66	4.300	04/01/2022	72,474

				272,733

	Oil & Gas Services—2.2%
100,000	Schlumberger Investment SA(b)	3.300	09/14/2021	100,325
40,000	Schlumberger Oilfield UK PLC(b)	4.200	01/15/2021	40,654

				140,979

	Pharmaceuticals—4.8%
50,000	Eli Lilly & Co.	2.750	06/01/2025	49,084
100,000	Johnson & Johnson	2.450	03/01/2026	95,679
100,000	Merck & Co., Inc.	2.750	02/10/2025	98,075
60,000	Pfizer, Inc.	3.000	12/15/2026	58,948

				301,786

	REITs—2.8%
100,000	ERP Operating LP	4.625	12/15/2021	103,926
70,000	Realty Income Corp.(a)	3.250	10/15/2022	70,297

				174,223

	Retail—3.1%
100,000	Costco Wholesale Corp.	2.150	05/18/2021	98,963
100,000	Home Depot, Inc. (The)(a)	2.000	04/01/2021	98,692

				197,655

	Semiconductors—3.1%
100,000	Lam Research Corp.	2.800	06/15/2021	99,401
100,000	QUALCOMM, Inc.	3.000	05/20/2022	99,713

				199,114

	Software—4.4%
100,000	Electronic Arts, Inc.	3.700	03/01/2021	101,413
80,000	Microsoft Corp.	3.300	02/06/2027	80,475
100,000	Oracle Corp.	1.900	09/15/2021	97,732

				279,620

	Telecommunications—1.6%
100,000	Cisco Systems, Inc.	2.200	02/28/2021	99,034

	Transportation—2.9%
100,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	103,610
80,000	Norfolk Southern Corp.	3.000	04/01/2022	79,546

				183,156

	Trucking & Leasing—1.5%
100,000	Aviation Capital Group LLC(b)	2.875	01/20/2022	97,666

	Total Corporate Bonds (Cost $6,195,609)			6,263,784

Number of Shares
	Money Market Fund—0.4%
26,719	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $26,719)			26,719

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $6,222,328)—99.5%			6,290,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Investment Grade Defensive ETF (IIGD) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—3.7%
230,170	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $230,170)	$230,170

	Total Investments in Securities (Cost $6,452,498)—103.2%	6,520,673

	Other assets less liabilities—(3.2)%	(202,652)

	Net Assets—100.0%	$6,318,021

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $654,391, which represented 10.36% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Investment Grade Value ETF (IIGV)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	25.4
Consumer, Non-cyclical	24.1
Utilities	8.3
Energy	8.0
Industrial	7.1
Consumer, Cyclical	7.1
Technology	7.1
Basic Materials	5.3
Communications	5.3
Money Market Funds Plus Other Assets Less Liabilities	2.3

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—97.7%
	Advertising—0.8%
$50,000	Omnicom Group, Inc./Omnicom Capital, Inc.(a)	3.600%	04/15/2026	$48,313

	Aerospace/Defense—1.5%
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	96,817

	Agriculture—0.8%
50,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	47,165

	Auto Manufacturers—4.8%
50,000	Ford Motor Co.	4.346	12/08/2026	45,315
200,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	206,834
50,000	General Motors Co.	4.875	10/02/2023	51,659

				303,808

	Banks—6.2%
80,000	Citigroup, Inc.	4.450	09/29/2027	80,400
100,000	Citizens Financial Group, Inc.	4.300	12/03/2025	101,008
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	106,797
100,000	PNC Financial Services Group, Inc. (The)	3.900	04/29/2024	101,834

				390,039

	Biotechnology—2.4%
100,000	Biogen, Inc.	4.050	09/15/2025	101,691
50,000	Gilead Sciences, Inc.	3.650	03/01/2026	49,947

				151,638

	Building Materials—0.9%
60,000	Johnson Controls International PLC	3.900	02/14/2026	59,123

	Chemicals—3.9%
50,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP(b)	3.400	12/01/2026	48,510
100,000	PPG Industries, Inc.(a)	3.750	03/15/2028	98,844
100,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	95,417

				242,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Investment Grade Value ETF (IIGV) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Commercial Services—4.7%
$50,000	Automatic Data Processing, Inc.	3.375%	09/15/2025	$51,048
100,000	ERAC USA Finance LLC(b)	2.700	11/01/2023	95,448
100,000	ERAC USA Finance LLC(b)	3.800	11/01/2025	99,213
50,000	S&P Global, Inc.	4.400	02/15/2026	52,245

				297,954

	Diversified Financial Services—7.1%
100,000	Air Lease Corp.(a)	3.000	09/15/2023	95,684
50,000	American Express Co.	3.700	08/03/2023	50,986
100,000	Capital One Financial Corp.	4.200	10/29/2025	99,838
50,000	Cboe Global Markets, Inc.	3.650	01/12/2027	49,476
50,000	Nuveen LLC(b)	4.000	11/01/2028	52,076
100,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	97,787

				445,847

	Electric—7.5%
50,000	Duke Energy Carolinas LLC	3.950	11/15/2028	51,913
60,000	Entergy Corp.	2.950	09/01/2026	56,302
70,000	Fortis, Inc. (Canada)	3.055	10/04/2026	65,465
100,000	NextEra Energy Capital Holdings, Inc.(a)	3.550	05/01/2027	97,531
60,000	PPL Capital Funding, Inc.	3.100	05/15/2026	56,499
50,000	Sempra Energy	3.400	02/01/2028	47,056
50,000	Southern California Edison Co., Series C	3.500	10/01/2023	49,181
50,000	Southern Co. (The)	3.250	07/01/2026	47,722

				471,669

	Engineering & Construction—0.8%
50,000	Fluor Corp.	4.250	09/15/2028	48,661

	Food—4.2%
50,000	Campbell Soup Co.	3.650	03/15/2023	49,740
100,000	General Mills, Inc.	4.200	04/17/2028	101,045
70,000	Kellogg Co.	3.250	04/01/2026	66,737
50,000	Sysco Corp.	3.300	07/15/2026	48,287

				265,809

	Forest Products & Paper—1.5%
100,000	International Paper Co.(a)	3.000	02/15/2027	93,588

	Healthcare-Products—2.5%
60,000	Edwards Lifesciences Corp.	4.300	06/15/2028	61,058
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	97,309

				158,367

	Healthcare-Services—2.8%
100,000	Anthem, Inc.	3.650	12/01/2027	98,453
80,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	78,788

				177,241

	Insurance—6.2%
50,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	49,529
100,000	Brighthouse Financial, Inc.(a)	3.700	06/22/2027	89,908
100,000	Five Corners Funding Trust(b)	4.419	11/15/2023	104,174
100,000	Jackson National Life Global Funding(b)	3.050	04/29/2026	96,271
50,000	Nuveen Finance LLC(b)	4.125	11/01/2024	51,699

				391,581

	Internet—0.9%
60,000	Booking Holdings, Inc.(a)	3.600	06/01/2026	58,699

	Investment Companies—1.5%
100,000	Ares Capital Corp.	3.500	02/10/2023	94,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Investment Grade Value ETF (IIGV) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Media—2.4%
$100,000	CBS Corp.	4.000%	01/15/2026	$99,081
50,000	Comcast Corp.	4.150	10/15/2028	51,688

				150,769

	Miscellaneous Manufacturing—3.9%
50,000	Carlisle Cos., Inc.	3.750	12/01/2027	47,490
50,000	General Electric Co., GMTN	4.650	10/17/2021	51,544
50,000	General Electric Co.	2.700	10/09/2022	48,450
100,000	Parker-Hannifin Corp.	3.250	03/01/2027	96,925

				244,409

	Oil & Gas—1.5%
100,000	Valero Energy Corp.	3.400	09/15/2026	95,886

	Oil & Gas Services—4.7%
100,000	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc.	3.337	12/15/2027	94,951
100,000	Halliburton Co.	3.800	11/15/2025	100,574
100,000	Schlumberger Holdings Corp.(b)	4.000	12/21/2025	100,877

				296,402

	Pharmaceuticals—6.6%
50,000	AbbVie, Inc.	3.600	05/14/2025	49,200
100,000	Cardinal Health, Inc.	3.410	06/15/2027	93,627
70,000	Cigna Corp.(b)	4.375	10/15/2028	71,049
100,000	CVS Health Corp.	4.300	03/25/2028	100,151
100,000	Express Scripts Holding Co.	4.500	02/25/2026	102,504

				416,531

	Pipelines—1.8%
50,000	ONEOK, Inc.	4.550	07/15/2028	50,749
50,000	Transcontinental Gas Pipe Line Co. LLC	7.850	02/01/2026	61,324

				112,073

	Real Estate—1.6%
100,000	CBRE Services, Inc.(a)	4.875	03/01/2026	103,246

	REITs—2.7%
80,000	Digital Realty Trust LP	3.700	08/15/2027	77,391
100,000	LifeStorage LP	3.500	07/01/2026	94,604

				171,995

	Retail—2.3%
50,000	Kohl’s Corp.	4.250	07/17/2025	49,329
50,000	O’Reilly Automotive, Inc.	3.600	09/01/2027	48,577
50,000	TJX Cos., Inc. (The)	2.250	09/15/2026	46,224

				144,130

	Semiconductors—4.7%
50,000	Analog Devices, Inc.	3.500	12/05/2026	48,109
100,000	Applied Materials, Inc.	3.300	04/01/2027	98,911
50,000	QUALCOMM, Inc.	3.000	05/20/2022	49,857
100,000	Xilinx, Inc.(a)	2.950	06/01/2024	97,842

				294,719

	Software—2.4%
50,000	Activision Blizzard, Inc.	3.400	09/15/2026	47,767
100,000	Microsoft Corp.	3.300	02/06/2027	100,594

				148,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Investment Grade Value ETF (IIGV) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Telecommunications—1.3%
$80,000	AT&T, Inc.	3.400%	05/15/2025	$78,093

	Water—0.8%
50,000	American Water Capital Corp.(a)	3.750	09/01/2028	50,466

	Total Corporate Bonds (Cost $6,087,246)			6,151,039

Number of Shares
	Money Market Fund—0.2%
15,234	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $15,234)			15,234

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $6,102,480)—97.9%			6,166,273

	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund—7.8%
485,580	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $485,580)			485,580

	Total Investments in Securities (Cost $6,588,060)—105.7%			6,651,853

	Other assets less liabilities—(5.7)%			(356,705)

	Net Assets—100.0%			$6,295,148

Investment Abbreviations:

GMTN—Global Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $719,317, which represented 11.43% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Multi-Factor Core Fixed Income ETF (IMFC)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Collateralized Mortgage Obligations	39.7
Government	30.1
Financials	9.6
Consumer, Non-cyclical	5.3
Industrial	4.1
Technology	3.2
Energy	2.0
Consumer, Cyclical	1.8
Utilities	1.2
Communications	1.2
Basic Materials	0.8
Money Market Funds Plus Other Assets Less Liabilities	1.0

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities—39.7%
	Collateralized Mortgage Obligations—39.7%
$89,626	Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	06/01/2030	$95,136
87,824	Federal Home Loan Mortgage Corp. (FHLMC)	5.000	08/01/2044	93,944
194,058	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	05/01/2046	190,177
207,909	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	11/01/2046	203,686
214,334	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	01/01/2047	209,983
294,914	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	04/01/2047	296,019
269,388	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	09/01/2047	270,009
263,260	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2047	269,458
273,601	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	274,231
229,578	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	11/01/2047	230,059
233,070	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	12/01/2047	228,191
187,288	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	188,337
187,814	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	03/01/2048	184,060
233,534	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	234,227
236,542	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	05/01/2048	241,910
325,467	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	06/01/2048	337,606
187,439	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	06/01/2048	192,890
239,718	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	07/01/2048	244,915
96,954	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	09/01/2048	98,983
57,380	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	09/01/2048	59,502
274,824	Federal National Mortgage Association (FNMA)	3.000	10/01/2046	269,023
273,621	Federal National Mortgage Association (FNMA)	3.500	10/01/2046	274,763
272,944	Federal National Mortgage Association (FNMA)	3.500	11/01/2046	274,278
172,220	Federal National Mortgage Association (FNMA)	3.000	01/01/2047	168,539
218,081	Federal National Mortgage Association (FNMA)	3.000	02/01/2047	213,419
277,647	Federal National Mortgage Association (FNMA)	3.000	04/01/2047	271,717
248,911	Federal National Mortgage Association (FNMA)	4.000	07/01/2047	254,703
255,168	Federal National Mortgage Association (FNMA)	4.000	08/01/2047	261,096
171,962	Federal National Mortgage Association (FNMA)	3.500	09/01/2047	172,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Multi-Factor Core Fixed Income ETF (IMFC) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities (continued)
	Collateralized Mortgage Obligations (continued)
$275,545	Federal National Mortgage Association (FNMA)	4.000%	11/01/2047	$281,783
273,947	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	274,350
278,225	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	278,587
177,009	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	178,042
183,529	Federal National Mortgage Association (FNMA)	3.500	12/01/2047	183,768
267,857	Federal National Mortgage Association (FNMA)	4.000	01/01/2048	273,913
185,351	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	185,592
188,494	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	189,663
188,610	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	189,622
266,078	Federal National Mortgage Association (FNMA)	4.500	02/01/2048	275,738
188,197	Federal National Mortgage Association (FNMA)	3.500	03/01/2048	188,556
190,343	Federal National Mortgage Association (FNMA)	3.500	04/01/2048	190,591
237,975	Federal National Mortgage Association (FNMA)	4.000	06/01/2048	242,863
279,661	Federal National Mortgage Association (FNMA)	4.500	07/01/2048	289,717
287,311	Federal National Mortgage Association (FNMA)	4.000	07/01/2048	293,213
98,025	Federal National Mortgage Association (FNMA)	4.500	11/01/2048	101,575
98,681	Federal National Mortgage Association (FNMA)	4.000	12/01/2048	100,708

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,932,917)			10,021,887

	U.S. Treasury Securities—30.1%
	U.S. Treasury Bonds—10.7%
100,000	U.S. Treasury Bonds	8.750	08/15/2020	108,803
100,000	U.S. Treasury Bonds	8.000	11/15/2021	114,285
50,000	U.S. Treasury Bonds	5.375	02/15/2031	63,270
125,000	U.S. Treasury Bonds	5.000	05/15/2037	163,132
200,000	U.S. Treasury Bonds	4.250	11/15/2040	239,645
200,000	U.S. Treasury Bonds	4.750	02/15/2041	256,020
200,000	U.S. Treasury Bonds	4.375	05/15/2041	243,973
200,000	U.S. Treasury Bonds	3.750	08/15/2041	223,434
150,000	U.S. Treasury Bonds	3.125	11/15/2041	152,106
50,000	U.S. Treasury Bonds	3.625	08/15/2043	54,748
100,000	U.S. Treasury Bonds	2.500	02/15/2045	89,523
100,000	U.S. Treasury Bonds	3.000	05/15/2045	98,594
200,000	U.S. Treasury Bonds	2.875	08/15/2045	192,516
200,000	U.S. Treasury Bonds	3.000	11/15/2045	197,133
150,000	U.S. Treasury Bonds	2.500	05/15/2046	133,676
50,000	U.S. Treasury Bonds	2.875	11/15/2046	48,072
125,000	U.S. Treasury Bonds	3.000	05/15/2047	123,061
75,000	U.S. Treasury Bonds	3.125	05/15/2048	75,523
50,000	U.S. Treasury Bonds	3.000	08/15/2048	49,143
75,000	U.S. Treasury Bonds	3.375	11/15/2048	79,293

				2,705,950

	U.S. Treasury Notes—19.4%
100,000	U.S. Treasury Notes	1.375	02/29/2020	98,850
100,000	U.S. Treasury Notes	1.375	03/31/2020	98,756
100,000	U.S. Treasury Notes	2.250	03/31/2020	99,689
100,000	U.S. Treasury Notes	2.375	04/30/2020	99,809
100,000	U.S. Treasury Notes	1.375	04/30/2020	98,656
100,000	U.S. Treasury Notes	3.500	05/15/2020	101,117
100,000	U.S. Treasury Notes	1.500	05/15/2020	98,777
100,000	U.S. Treasury Notes	2.500	05/31/2020	99,941
100,000	U.S. Treasury Notes	1.375	05/31/2020	98,562
100,000	U.S. Treasury Notes	1.500	05/31/2020	98,719
100,000	U.S. Treasury Notes	1.500	06/15/2020	98,678
100,000	U.S. Treasury Notes	1.625	06/30/2020	98,791
100,000	U.S. Treasury Notes	1.625	07/31/2020	98,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Multi-Factor Core Fixed Income ETF (IMFC) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities (continued)
	U.S. Treasury Notes (continued)
$200,000	U.S. Treasury Notes	2.625%	08/15/2020	$200,207
100,000	U.S. Treasury Notes	1.500	08/15/2020	98,510
100,000	U.S. Treasury Notes	1.375	08/31/2020	98,297
100,000	U.S. Treasury Notes	1.375	09/30/2020	98,191
200,000	U.S. Treasury Notes	1.375	10/31/2020	196,195
200,000	U.S. Treasury Notes	2.625	11/15/2020	200,266
100,000	U.S. Treasury Notes	1.625	11/30/2020	98,441
100,000	U.S. Treasury Notes	1.750	12/31/2020	98,602
100,000	U.S. Treasury Notes	1.375	01/31/2021	97,844
200,000	U.S. Treasury Notes	3.625	02/15/2021	204,203
150,000	U.S. Treasury Notes	1.125	02/28/2021	145,939
100,000	U.S. Treasury Notes	1.250	03/31/2021	97,484
100,000	U.S. Treasury Notes	1.375	04/30/2021	97,617
100,000	U.S. Treasury Notes	2.250	04/30/2021	99,453
175,000	U.S. Treasury Notes	3.125	05/15/2021	177,311
100,000	U.S. Treasury Notes	2.625	05/15/2021	100,242
100,000	U.S. Treasury Notes	1.375	05/31/2021	97,539
250,000	U.S. Treasury Notes	1.125	06/30/2021	242,344
100,000	U.S. Treasury Notes	2.750	08/15/2021	100,594
50,000	U.S. Treasury Notes	2.125	08/15/2021	49,556
50,000	U.S. Treasury Notes	1.125	09/30/2021	48,311
200,000	U.S. Treasury Notes	2.875	10/15/2021	201,902
200,000	U.S. Treasury Notes	2.000	10/31/2021	197,484
150,000	U.S. Treasury Notes	2.875	11/15/2021	151,474
110,000	U.S. Treasury Notes	2.000	11/15/2021	108,636
100,000	U.S. Treasury Notes	2.000	12/31/2021	98,699
100,000	U.S. Treasury Notes	2.500	01/15/2022	100,021
100,000	U.S. Treasury Notes	1.875	01/31/2022	98,270

				4,892,698

	Total U.S. Treasury Securities (Cost $7,562,436)			7,598,648

	Corporate Bonds and Notes—29.2%
	Agriculture—0.8%
100,000	Altria Group, Inc.	2.850	08/09/2022	98,368
100,000	Philip Morris International, Inc.	2.900	11/15/2021	100,018

				198,386

	Apparel—0.4%
100,000	NIKE, Inc.	2.375	11/01/2026	95,221

	Auto Manufacturers—0.4%
100,000	Harley-Davidson Financial Services, Inc., MTN(a)	2.850	01/15/2021	98,224

	Banks—4.4%
100,000	Bank of America Corp., GMTN	3.300	01/11/2023	100,417
100,000	BB&T Corp., MTN	2.050	05/10/2021	98,121
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	106,797
100,000	Huntington Bancshares, Inc.	3.150	03/14/2021	100,009
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	104,126
100,000	KeyCorp, MTN	5.100	03/24/2021	104,074
100,000	Morgan Stanley, MTN	2.625	11/17/2021	98,758
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	100,737
100,000	State Street Corp.	3.550	08/18/2025	102,478
100,000	U.S. Bancorp, MTN	2.950	07/15/2022	99,589
100,000	Wells Fargo & Co.	3.069	01/24/2023	99,399

				1,114,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Multi-Factor Core Fixed Income ETF (IMFC) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Beverages—0.4%
$100,000	Coca-Cola Co. (The)	2.875%	10/27/2025	$99,019

	Commercial Services—0.8%
100,000	Automatic Data Processing, Inc.	3.375	09/15/2025	102,096
100,000	Ecolab, Inc.	4.350	12/08/2021	103,695

				205,791

	Computers—0.8%
100,000	Apple, Inc.	2.400	05/03/2023	98,207
100,000	International Business Machines Corp.	3.625	02/12/2024	102,105

				200,312

	Cosmetics/Personal Care—0.4%
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	98,116

	Diversified Financial Services—2.0%
200,000	BlackRock, Inc.	3.500	03/18/2024	203,819
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	98,804
100,000	CME Group, Inc.	3.000	09/15/2022	100,500
100,000	Visa, Inc.	3.150	12/14/2025	100,341

				503,464

	Electric—1.2%
100,000	Eversource Energy, Series K	2.750	03/15/2022	98,823
100,000	Florida Power & Light Co.	3.125	12/01/2025	100,192
100,000	WEC Energy Group, Inc.	3.375	06/15/2021	100,597

				299,612

	Electronics—0.6%
150,000	Honeywell International, Inc.	1.850	11/01/2021	146,799

	Food—0.4%
100,000	General Mills, Inc.	4.200	04/17/2028	101,045

	Forest Products & Paper—0.4%
100,000	International Paper Co.(b)	3.000	02/15/2027	93,588

	Hand/Machine Tools—0.4%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	98,729

	Healthcare-Products—0.4%
100,000	Covidien International Finance SA	3.200	06/15/2022	100,767

	Healthcare-Services—0.4%
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	104,031

	Insurance—2.3%
100,000	Athene Global Funding(a)	3.000	07/01/2022	98,635
50,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	49,529
100,000	Five Corners Funding Trust(a)	4.419	11/15/2023	104,174
100,000	Jackson National Life Global Funding(a)	3.050	04/29/2026	96,271
150,000	Metropolitan Life Global Funding I(a)	3.450	12/18/2026	149,454
100,000	New York Life Global Funding(a)	2.900	01/17/2024	99,117

				597,180

	Internet—0.4%
100,000	Alphabet, Inc.	1.998	08/15/2026	92,743

	Iron/Steel—0.4%
100,000	Nucor Corp.	4.125	09/15/2022	103,093

	Machinery-Construction & Mining—0.4%
100,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	97,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Multi-Factor Core Fixed Income ETF (IMFC) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Machinery-Diversified—0.4%
$100,000	John Deere Capital Corp., GMTN	2.800%	03/06/2023	$99,799

	Media—0.8%
100,000	21st Century Fox America, Inc.	4.500	02/15/2021	102,704
100,000	NBCUniversal Media LLC	4.375	04/01/2021	102,854

				205,558

	Metal Fabricate/Hardware—0.4%
100,000	Precision Castparts Corp.	2.500	01/15/2023	98,482

	Miscellaneous Manufacturing—1.1%
100,000	3M Co.	2.875	10/15/2027	96,809
200,000	General Electric Co.	2.700	10/09/2022	193,801

				290,610

	Oil & Gas—1.2%
100,000	Chevron Corp.	3.191	06/24/2023	101,089
100,000	Exxon Mobil Corp.	2.222	03/01/2021	99,170
100,000	Occidental Petroleum Corp.	2.700	02/15/2023	98,716

				298,975

	Oil & Gas Services—0.8%
100,000	Schlumberger Holdings Corp.(a)	4.000	12/21/2025	100,877
100,000	Schlumberger Investment SA(a)	3.300	09/14/2021	100,325

				201,202

	Pharmaceuticals—1.7%
100,000	Eli Lilly & Co.	2.750	06/01/2025	98,169
100,000	Johnson & Johnson	2.450	03/01/2026	95,679
150,000	Merck & Co., Inc.	2.750	02/10/2025	147,112
100,000	Pfizer, Inc.	3.000	12/15/2026	98,246

				439,206

	REITs—0.8%
100,000	ERP Operating LP	4.625	12/15/2021	103,925
100,000	Realty Income Corp.(b)	3.250	10/15/2022	100,425

				204,350

	Retail—1.1%
100,000	Costco Wholesale Corp.	2.150	05/18/2021	98,963
175,000	Home Depot, Inc. (The)	2.000	04/01/2021	172,711

				271,674

	Semiconductors—1.2%
100,000	Intel Corp.	3.700	07/29/2025	103,033
100,000	Lam Research Corp.	2.800	06/15/2021	99,401
100,000	QUALCOMM, Inc.	3.000	05/20/2022	99,713

				302,147

	Software—1.2%
100,000	Electronic Arts, Inc.	3.700	03/01/2021	101,414
100,000	Microsoft Corp.	3.300	02/06/2027	100,593
100,000	Oracle Corp.	1.900	09/15/2021	97,732

				299,739

	Transportation—0.4%
100,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	103,610

	Trucking & Leasing—0.4%
100,000	Aviation Capital Group LLC(a)	2.875	01/20/2022	97,666

	Total Corporate Bonds and Notes (Cost $7,267,771)			7,360,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Multi-Factor Core Fixed Income ETF (IMFC) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.2%
42,797	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $42,797)	$42,797

	Total Investments in Securities
	(excluding investment purchased with cash collateral from securities on loan) (Cost $24,805,921)—99.2%	25,024,228

	Investment Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—1.0%
258,260	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $258,260)	258,260

	Total Investments in Securities (Cost $25,064,181)—100.2%	25,282,488

	Other assets less liabilities—(0.2)%	(59,582)

	Net Assets—100.0%	$25,222,906

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $944,743, which represented 3.75% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Collateralized Mortgage Obligations	20.0
Financials	15.0
Government	14.6
Energy	9.7
Consumer, Non-cyclical	9.1
Industrial	6.5
Consumer, Cyclical	6.4
Communications	5.6
Technology	4.3
Utilities	3.5
Basic Materials	3.0
Money Market Funds Plus Other Assets Less Liabilities	2.3

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes—63.6%
	Advertising—0.4%
$100,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600%	04/15/2026	$96,625
100,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.250	02/15/2022	101,905

				198,530

	Aerospace/Defense—0.8%
100,000	Arconic, Inc.	5.400	04/15/2021	103,234
100,000	General Dynamics Corp.(a)	3.000	05/11/2021	100,441
100,000	Raytheon Co.	2.500	12/15/2022	98,700
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	96,817

				399,192

	Agriculture—0.7%
150,000	Altria Group, Inc.	2.850	08/09/2022	147,552
100,000	Cargill, Inc.(b)	4.307	05/14/2021	102,428
100,000	Philip Morris International, Inc.	2.900	11/15/2021	100,018

				349,998

	Airlines—0.4%
100,000	Delta Air Lines, Inc.	3.625	03/15/2022	99,759
100,000	United Continental Holdings, Inc.	4.250	10/01/2022	99,875

				199,634

	Apparel—0.6%
200,000	NIKE, Inc.	2.375	11/01/2026	190,441
100,000	William Carter Co. (The)	5.250	08/15/2021	101,625

				292,066

	Auto Manufacturers—0.4%
100,000	General Motors Co.	4.875	10/02/2023	103,318
100,000	Harley-Davidson Financial Services, Inc., MTN(b)	2.850	01/15/2021	98,224

				201,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Auto Parts & Equipment—0.3%
$150,000	ZF North America Capital, Inc. (Germany)(b)	4.750%	04/29/2025	$146,467

	Banks—4.4%
150,000	Banco del Estado de Chile, MTN (Chile)(b)	3.875	02/08/2022	151,360
200,000	Bank of America Corp., GMTN	3.300	01/11/2023	200,834
100,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	101,681
100,000	BB&T Corp., MTN	2.050	05/10/2021	98,120
100,000	CIT Group, Inc.	5.000	08/15/2022	103,500
100,000	Citigroup, Inc.	4.450	09/29/2027	100,500
100,000	Comerica, Inc.	3.700	07/31/2023	101,431
150,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	160,196
100,000	Huntington Bancshares, Inc.	3.150	03/14/2021	100,009
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	104,126
100,000	KeyCorp, MTN	5.100	03/24/2021	104,074
150,000	Morgan Stanley, GMTN	2.750	05/19/2022	148,015
100,000	Morgan Stanley, MTN	2.625	11/17/2021	98,758
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	100,737
100,000	State Street Corp.	3.550	08/18/2025	102,478
100,000	SunTrust Banks, Inc.	2.900	03/03/2021	99,789
100,000	U.S. Bancorp, MTN	2.950	07/15/2022	99,589
100,000	Vnesheconombank Via VEB Finance PLC (Russia)(b)	6.800	11/22/2025	104,589
150,000	Wells Fargo & Co.	3.069	01/24/2023	149,098

				2,228,884

	Beverages—0.2%
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	99,019

	Biotechnology—0.4%
100,000	Amgen, Inc.	3.875	11/15/2021	101,874
100,000	Gilead Sciences, Inc.	3.650	03/01/2026	99,894

				201,768

	Building Materials—0.2%
100,000	Owens Corning	4.200	12/15/2022	101,016

	Chemicals—1.7%
150,000	Ashland LLC	4.750	08/15/2022	154,688
100,000	Blue Cube Spinco LLC	9.750	10/15/2023	112,275
100,000	Celanese US Holdings LLC	4.625	11/15/2022	102,365
100,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP(b)	3.400	12/01/2026	97,020
100,000	Huntsman International LLC	5.125	11/15/2022	104,875
100,000	Mosaic Co. (The)	4.250	11/15/2023	103,009
100,000	PPG Industries, Inc.(a)	3.750	03/15/2028	98,844
100,000	WR Grace & Co.(b)	5.125	10/01/2021	103,389

				876,465

	Coal—0.2%
100,000	Peabody Energy Corp.(b)	6.000	03/31/2022	101,250

	Commercial Services—1.1%
100,000	ADT Security Corp. (The)	6.250	10/15/2021	105,750
150,000	Automatic Data Processing, Inc.	3.375	09/15/2025	153,143
100,000	Ecolab, Inc.	4.350	12/08/2021	103,695
100,000	Hertz Corp. (The)(b)	7.625	06/01/2022	102,500
100,000	Nielsen Co. Luxembourg Sarl (The)(b)	5.500	10/01/2021	101,125

				566,213

	Computers—1.3%
150,000	Apple, Inc.	2.400	05/03/2023	147,311
100,000	Dell, Inc.	4.625	04/01/2021	101,687
100,000	EMC Corp.	3.375	06/01/2023	96,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Computers (continued)
$41,000	IBM Credit LLC	3.000%	02/06/2023	$40,806
150,000	International Business Machines Corp.	3.625	02/12/2024	153,158
100,000	Seagate HDD Cayman	4.750	01/01/2025	96,315

				635,368

	Cosmetics/Personal Care—0.8%
100,000	Avon International Operations, Inc. (United Kingdom)(b)	7.875	08/15/2022	103,500
100,000	Edgewell Personal Care Co.	4.700	05/19/2021	101,625
100,000	First Quality Finance Co., Inc.(b)	4.625	05/15/2021	100,500
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	98,116

				403,741

	Diversified Financial Services—4.2%
100,000	Air Lease Corp.	3.000	09/15/2023	95,684
100,000	Aircastle Ltd.	4.400	09/25/2023	99,559
100,000	American Express Co.	3.700	08/03/2023	101,973
100,000	Ameriprise Financial, Inc.(a)	4.000	10/15/2023	102,995
100,000	BGC Partners, Inc.	5.375	07/24/2023	100,719
200,000	BlackRock, Inc.	3.500	03/18/2024	203,819
100,000	Capital One Financial Corp.	4.200	10/29/2025	99,839
100,000	Cboe Global Markets, Inc.	3.650	01/12/2027	98,951
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	98,804
100,000	CME Group, Inc.	3.000	09/15/2022	100,500
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(b)	7.500	04/15/2021	204,750
100,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	104,145
100,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)	5.250	03/15/2022	101,750
100,000	Mastercard, Inc.	3.375	04/01/2024	102,178
100,000	Navient Corp.	6.500	06/15/2022	103,000
100,000	Synchrony Financial	4.250	08/15/2024	98,160
150,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	146,681
150,000	Visa, Inc.	3.150	12/14/2025	150,511

				2,114,018

	Electric—3.1%
200,000	Abu Dhabi National Energy Co. PJSC, MTN (United Arab Emirates)(b)	4.375	06/22/2026	204,246
100,000	AES Corp. (The)	4.875	05/15/2023	101,219
200,000	Comision Federal de Electricidad (Mexico)(b)	4.875	05/26/2021	203,752
100,000	DPL, Inc.	7.250	10/15/2021	107,625
100,000	Entergy Corp.	2.950	09/01/2026	93,837
100,000	Eversource Energy, Series K	2.750	03/15/2022	98,823
100,000	Exelon Corp.	3.497	06/01/2022	99,439
100,000	Florida Power & Light Co.	3.125	12/01/2025	100,192
150,000	NextEra Energy Operating Partners LP(b)	4.250	09/15/2024	147,937
100,000	PPL Capital Funding, Inc.	3.100	05/15/2026	94,165
100,000	Sempra Energy	3.400	02/01/2028	94,112
100,000	Southern California Edison Co., Series C	3.500	10/01/2023	98,362
100,000	WEC Energy Group, Inc.	3.375	06/15/2021	100,597

				1,544,306

	Electrical Components & Equipment—0.2%
100,000	WESCO Distribution, Inc.	5.375	12/15/2021	101,375

	Electronics—0.7%
150,000	Arrow Electronics, Inc.	3.250	09/08/2024	142,145
100,000	Honeywell International, Inc.	1.850	11/01/2021	97,866
100,000	Jabil, Inc.	4.700	09/15/2022	100,795

				340,806

	Entertainment—0.2%
100,000	National CineMedia LLC	6.000	04/15/2022	101,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Environmental Control—0.2%
$100,000	Clean Harbors, Inc.	5.125%	06/01/2021	$100,250

	Food—1.5%
100,000	C&S Group Enterprises LLC(b)	5.375	07/15/2022	101,000
100,000	Darling Ingredients, Inc.	5.375	01/15/2022	101,375
100,000	General Mills, Inc.	4.200	04/17/2028	101,045
100,000	Kroger Co. (The)	3.300	01/15/2021	100,526
200,000	Mondelez International Holdings Netherlands BV(b)	2.000	10/28/2021	193,746
150,000	Sysco Corp.	3.300	07/15/2026	144,861

				742,553

	Forest Products & Paper—0.2%
125,000	International Paper Co.(a)	3.000	02/15/2027	116,985

	Gas—0.2%
100,000	Southern Star Central Corp.(b)	5.125	07/15/2022	99,500

	Hand/Machine Tools—0.2%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	98,729

	Healthcare-Products—0.9%
100,000	Abbott Laboratories	2.900	11/30/2021	99,974
150,000	Covidien International Finance SA	3.200	06/15/2022	151,151
100,000	Kinetic Concepts, Inc./KCI USA, Inc.(b)	7.875	02/15/2021	102,250
100,000	Stryker Corp.	3.500	03/15/2026	99,454

				452,829

	Healthcare-Services—1.5%
100,000	Anthem, Inc.	3.650	12/01/2027	98,453
100,000	Centene Corp.	5.625	02/15/2021	101,500
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	104,031
100,000	HCA Healthcare, Inc.	6.250	02/15/2021	105,034
150,000	Magellan Health, Inc.	4.400	09/22/2024	142,115
100,000	MEDNAX, Inc.(b)	5.250	12/01/2023	101,375
100,000	Universal Health Services, Inc.(b)	4.750	08/01/2022	101,250

				753,758

	Home Builders—0.6%
100,000	KB Home	7.000	12/15/2021	106,125
100,000	Taylor Morrison Communities, Inc.	6.625	05/15/2022	103,250
100,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(b)	5.250	04/15/2021	100,500

				309,875

	Household Products/Wares—0.2%
100,000	Clorox Co. (The)	3.050	09/15/2022	100,125

	Housewares—0.2%
100,000	Tupperware Brands Corp.	4.750	06/01/2021	102,257

	Insurance—3.4%
150,000	Athene Holding Ltd.	4.125	01/12/2028	140,242
100,000	Berkshire Hathaway Finance Corp.(a)	3.000	05/15/2022	100,988
200,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	198,116
100,000	Brown & Brown, Inc.	4.200	09/15/2024	100,588
200,000	Five Corners Funding Trust(b)	4.419	11/15/2023	208,348
100,000	Jackson National Life Global Funding(b)	3.050	04/29/2026	96,271
100,000	Kemper Corp.	4.350	02/15/2025	99,697
200,000	MassMutual Global Funding II(b)	2.000	04/15/2021	195,890
150,000	Metropolitan Life Global Funding I(b)	3.450	12/18/2026	149,454
100,000	MGIC Investment Corp.	5.750	08/15/2023	104,655
100,000	Nationwide Financial Services, Inc.(b)	5.375	03/25/2021	103,590
18,000	New York Life Global Funding(b)	2.900	01/17/2024	17,841

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Insurance (continued)
$100,000	Nuveen Finance LLC(b)	4.125%	11/01/2024	$103,397
100,000	Radian Group, Inc.	4.500	10/01/2024	97,750

				1,716,827

	Internet—1.1%
150,000	Alphabet, Inc.	1.998	08/15/2026	139,114
100,000	Booking Holdings, Inc.(a)	3.600	06/01/2026	97,831
100,000	Cogent Communications Group, Inc.(b)	5.375	03/01/2022	102,250
100,000	Symantec Corp.(b)	5.000	04/15/2025	99,778
100,000	VeriSign, Inc.	4.625	05/01/2023	101,956

				540,929

	Investment Companies—0.2%
100,000	Ares Capital Corp.	3.500	02/10/2023	94,869

	Iron/Steel—0.4%
100,000	Nucor Corp.	4.125	09/15/2022	103,093
100,000	Steel Dynamics, Inc.	5.125	10/01/2021	100,688

				203,781

	Leisure Time—0.4%
100,000	NCL Corp. Ltd.(b)	4.750	12/15/2021	101,967
100,000	Sabre GLBL, Inc.(b)	5.375	04/15/2023	102,500

				204,467

	Lodging—0.6%
100,000	Choice Hotels International, Inc.	5.750	07/01/2022	105,954
100,000	MGM Resorts International	6.625	12/15/2021	106,750
100,000	Wyndham Destinations, Inc.	4.250	03/01/2022	99,755

				312,459

	Machinery-Construction & Mining—0.4%
100,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	97,253
100,000	Caterpillar, Inc.	3.900	05/27/2021	102,414

				199,667

	Machinery-Diversified—0.6%
100,000	Deere & Co.	2.600	06/08/2022	99,618
100,000	Flowserve Corp.	3.500	09/15/2022	98,324
100,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	99,799

				297,741

	Media—2.4%
100,000	21st Century Fox America, Inc.	4.500	02/15/2021	102,704
100,000	Cable One, Inc.(b)	5.750	06/15/2022	102,000
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	102,642
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	103,749
100,000	DISH DBS Corp.	6.750	06/01/2021	102,500
100,000	NBCUniversal Media LLC	4.375	04/01/2021	102,855
100,000	Sinclair Television Group, Inc.	5.375	04/01/2021	100,375
200,000	TEGNA, Inc.	6.375	10/15/2023	207,500
100,000	Time Warner Cable LLC	4.000	09/01/2021	100,950
100,000	Time Warner Entertainment Co. LP	8.375	03/15/2023	115,415
100,000	Warner Media LLC	3.600	07/15/2025	98,640

				1,239,330

	Metal Fabricate/Hardware—0.2%
100,000	Precision Castparts Corp.	2.500	01/15/2023	98,482

	Mining—0.6%
200,000	Alcoa Nederland Holding BV(b)	6.750	09/30/2024	212,250
100,000	Freeport-McMoRan, Inc.	3.875	03/15/2023	98,798

				311,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Miscellaneous Manufacturing—1.2%
$100,000	3M Co.	2.875%	10/15/2027	$96,809
100,000	Amsted Industries, Inc.(b)	5.000	03/15/2022	100,500
150,000	General Electric Co.	2.700	10/09/2022	145,351
150,000	General Electric Co., GMTN	4.650	10/17/2021	154,632
100,000	Trinity Industries, Inc.	4.550	10/01/2024	95,651

				592,943

	Multi-National—0.5%
150,000	Asian Development Bank, GMTN (Supranational)	2.000	02/16/2022	147,535
100,000	Asian Development Bank, GMTN (Supranational)	2.750	03/17/2023	100,607

				248,142

	Office/Business Equipment—0.4%
100,000	Pitney Bowes, Inc.	3.875	10/01/2021	97,500
100,000	Xerox Corp.	4.500	05/15/2021	101,750

				199,250

	Oil & Gas—5.0%
100,000	Antero Resources Corp.	5.375	11/01/2021	100,750
100,000	Antero Resources Corp.	5.125	12/01/2022	100,535
200,000	BPRL International Singapore Pte Ltd., EMTN (India)	4.375	01/18/2027	196,114
100,000	Chevron Corp.	3.191	06/24/2023	101,089
100,000	Cimarex Energy Co.	4.375	06/01/2024	101,782
100,000	Continental Resources, Inc.	5.000	09/15/2022	101,148
100,000	Energen Corp.	4.625	09/01/2021	101,250
100,000	EOG Resources, Inc.(a)	2.625	03/15/2023	98,012
100,000	Exxon Mobil Corp.	2.222	03/01/2021	99,170
100,000	Murphy Oil Corp.	4.450	12/01/2022	99,631
100,000	Murphy Oil USA, Inc.	6.000	08/15/2023	102,900
100,000	Occidental Petroleum Corp.	2.700	02/15/2023	98,716
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	102,018
200,000	Pertamina Persero PT (Indonesia)(b)	5.250	05/23/2021	206,651
150,000	Petroleos Mexicanos (Mexico)	5.350	02/12/2028	134,250
200,000	Petronas Capital Ltd., MTN (Malaysia)(b)	3.125	03/18/2022	199,796
100,000	Phillips 66	4.300	04/01/2022	103,535
200,000	PTTEP Canada International Finance Ltd., MTN (Thailand)(b)	5.692	04/05/2021	208,425
100,000	QEP Resources, Inc.	5.250	05/01/2023	96,750
100,000	Range Resources Corp.	5.000	03/15/2023	97,000
100,000	Unit Corp.	6.625	05/15/2021	98,500

				2,548,022

	Oil & Gas Services—0.8%
100,000	Halliburton Co.	3.800	11/15/2025	100,574
100,000	Oceaneering International, Inc.	4.650	11/15/2024	92,875
100,000	Schlumberger Holdings Corp.(b)	4.000	12/21/2025	100,877
100,000	Schlumberger Investment SA(b)	3.300	09/14/2021	100,325

				394,651

	Packaging & Containers—0.4%
100,000	Graphic Packaging International LLC	4.750	04/15/2021	102,000
100,000	Sealed Air Corp.(b)	5.250	04/01/2023	103,375

				205,375

	Pharmaceuticals—1.8%
100,000	Cardinal Health, Inc.	3.410	06/15/2027	93,627
100,000	CVS Health Corp.	4.300	03/25/2028	100,151
100,000	Eli Lilly & Co.	2.750	06/01/2025	98,169
50,000	Express Scripts Holding Co.	4.500	02/25/2026	51,252
100,000	Johnson & Johnson	2.450	03/01/2026	95,679
200,000	Merck & Co., Inc.	2.750	02/10/2025	196,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Pharmaceuticals (continued)
$200,000	Perrigo Finance Unlimited Co.	3.900%	12/15/2024	$188,664
100,000	Pfizer, Inc.	3.000	12/15/2026	98,246

				921,938

	Pipelines—3.6%
100,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	101,824
100,000	Boardwalk Pipelines LP	4.950	12/15/2024	101,772
100,000	Buckeye Partners LP	4.875	02/01/2021	101,809
100,000	DCP Midstream Operating LP(b)	4.750	09/30/2021	102,000
100,000	Energy Transfer LP	5.875	01/15/2024	107,500
100,000	Energy Transfer Operating LP	5.200	02/01/2022	104,303
100,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	105,993
100,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	102,724
100,000	EnLink Midstream Partners LP	4.150	06/01/2025	95,625
100,000	EQM Midstream Partners LP	4.750	07/15/2023	100,801
100,000	NGPL PipeCo. LLC(b)	4.375	08/15/2022	101,500
100,000	Plains All American Pipeline LP/PAA Finance Corp.	3.600	11/01/2024	97,690
100,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	102,236
84,091	Ruby Pipeline LLC(a)(b)	6.000	04/01/2022	81,159
100,000	Sabine Pass Liquefaction LLC	5.625	03/01/2025	108,378
100,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)	5.500	09/15/2024	102,655
100,000	Transcontinental Gas Pipe Line Co. LLC	7.850	02/01/2026	122,647
100,000	Western Midstream Operating LP	4.000	07/01/2022	100,527

				1,841,143

	Private Equity—0.2%
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	101,500

	Real Estate—0.4%
100,000	CBRE Services, Inc.(a)	4.875	03/01/2026	103,246
100,000	Newmark Group, Inc.(b)	6.125	11/15/2023	100,619

				203,865

	REITs—2.3%
100,000	Brixmor Operating Partnership LP	3.850	02/01/2025	97,807
100,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	102,000
100,000	Digital Realty Trust LP	3.700	08/15/2027	96,739
100,000	ERP Operating LP	4.625	12/15/2021	103,925
50,000	GLP Capital LP/GLP Financing II, Inc.	4.375	04/15/2021	50,872
100,000	Office Properties Income Trust	4.500	02/01/2025	95,066
100,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	100,702
100,000	Realty Income Corp.(a)	3.250	10/15/2022	100,425
100,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	101,500
100,000	Simon Property Group LP	4.375	03/01/2021	102,433
100,000	Starwood Property Trust, Inc.	5.000	12/15/2021	102,375
100,000	Washington Prime Group LP(a)	5.950	08/15/2024	91,316

				1,145,160

	Retail—2.5%
100,000	AutoNation, Inc.	4.500	10/01/2025	97,788
100,000	Best Buy Co., Inc.	5.500	03/15/2021	104,009
100,000	Costco Wholesale Corp.	2.150	05/18/2021	98,963
100,000	GameStop Corp.(b)	6.750	03/15/2021	101,000
100,000	Gap, Inc. (The)	5.950	04/12/2021	103,999
100,000	Group 1 Automotive, Inc.	5.000	06/01/2022	100,875
100,000	Home Depot, Inc. (The)	2.000	04/01/2021	98,692
100,000	L Brands, Inc.	5.625	02/15/2022	102,000
100,000	Penske Automotive Group, Inc.	5.750	10/01/2022	102,000
100,000	QVC, Inc.	4.375	03/15/2023	100,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Retail (continued)
$150,000	Signet UK Finance PLC	4.700%	06/15/2024	$128,625
100,000	Target Corp.	3.500	07/01/2024	102,641

				1,241,540

	Semiconductors—1.5%
100,000	Amkor Technology, Inc.	6.375	10/01/2022	101,000
100,000	Applied Materials, Inc.	3.300	04/01/2027	98,911
100,000	Intel Corp.	3.700	07/29/2025	103,033
100,000	Lam Research Corp.	2.800	06/15/2021	99,401
100,000	Microchip Technology, Inc.(b)	3.922	06/01/2021	99,740
100,000	Micron Technology, Inc.	5.500	02/01/2025	103,245
150,000	QUALCOMM, Inc.	3.000	05/20/2022	149,569

				754,899

	Shipbuilding—0.2%
100,000	Huntington Ingalls Industries, Inc.(b)	5.000	11/15/2025	102,250

	Software—1.2%
100,000	Electronic Arts, Inc.	3.700	03/01/2021	101,414
100,000	IQVIA, Inc.(b)	4.875	05/15/2023	102,000
200,000	Marble II Pte Ltd. (Singapore)(b)	5.300	06/20/2022	198,885
100,000	Microsoft Corp.	3.300	02/06/2027	100,593
100,000	Oracle Corp.	1.900	09/15/2021	97,732

				600,624

	Telecommunications—1.6%
100,000	Anixter, Inc.	5.125	10/01/2021	102,875
100,000	CenturyLink, Inc., Series T	5.800	03/15/2022	103,125
100,000	Cisco Systems, Inc.	2.200	02/28/2021	99,034
100,000	CommScope, Inc.(b)	5.000	06/15/2021	100,500
100,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	107,500
100,000	Level 3 Financing, Inc.	5.375	08/15/2022	100,875
100,000	Motorola Solutions, Inc.	3.750	05/15/2022	100,531
100,000	Qwest Corp.	6.750	12/01/2021	106,730

				821,170

	Textiles—0.2%
100,000	Cintas Corp. No. 2(a)	3.700	04/01/2027	100,087

	Transportation—1.0%
100,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	103,610
100,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	100,763
100,000	Norfolk Southern Corp.	3.000	04/01/2022	99,433
100,000	Union Pacific Corp.	3.950	09/10/2028	102,326
100,000	XPO Logistics, Inc.(b)	6.500	06/15/2022	102,125

				508,257

	Trucking & Leasing—0.3%
150,000	Aviation Capital Group LLC(b)	2.875	01/20/2022	146,499

	Water—0.2%
100,000	American Water Capital Corp.	3.750	09/01/2028	100,932

	Total Corporate Bonds and Notes (Cost $31,772,107)			32,077,981

	U.S. Government Sponsored Agency Mortgage-Backed Securities—20.0%
	Collateralized Mortgage Obligations—20.0%
131,736	Federal Home Loan Mortgage Corp. (FHLMC)	5.000	08/01/2044	140,915
194,058	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	05/01/2046	190,177
249,491	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	11/01/2046	244,424
257,200	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	01/01/2047	251,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities (continued)
	Collateralized Mortgage Obligations (continued)
$252,783	Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	04/01/2047	$253,731
269,388	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	09/01/2047	270,009
351,013	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2047	359,277
273,601	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	274,232
275,493	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	11/01/2047	276,071
187,814	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	03/01/2048	184,060
280,240	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	281,072
280,931	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	282,505
371,963	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	06/01/2048	385,836
234,299	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	06/01/2048	241,112
287,661	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	07/01/2048	293,899
57,380	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	09/01/2048	59,502
96,954	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	09/01/2048	98,983
49,593	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	01/01/2049	50,631
366,432	Federal National Mortgage Association (FNMA)	3.000	10/01/2046	358,697
344,440	Federal National Mortgage Association (FNMA)	3.000	01/01/2047	337,078
348,929	Federal National Mortgage Association (FNMA)	3.000	02/01/2047	341,471
370,196	Federal National Mortgage Association (FNMA)	3.000	04/01/2047	362,289
165,941	Federal National Mortgage Association (FNMA)	4.000	07/01/2047	169,802
212,640	Federal National Mortgage Association (FNMA)	4.000	08/01/2047	217,580
183,697	Federal National Mortgage Association (FNMA)	4.000	11/01/2047	187,856
365,262	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	365,800
278,225	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	278,588
275,294	Federal National Mortgage Association (FNMA)	3.500	12/01/2047	275,653
178,572	Federal National Mortgage Association (FNMA)	4.000	01/01/2048	182,608
278,026	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	278,388
532,155	Federal National Mortgage Association (FNMA)	4.500	02/01/2048	551,476
377,221	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	379,244
282,741	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	284,495
282,295	Federal National Mortgage Association (FNMA)	3.500	03/01/2048	282,834
380,759	Federal National Mortgage Association (FNMA)	4.000	06/01/2048	388,580
383,082	Federal National Mortgage Association (FNMA)	4.000	07/01/2048	390,950
98,025	Federal National Mortgage Association (FNMA)	4.500	11/01/2048	101,575
49,341	Federal National Mortgage Association (FNMA)	4.000	12/01/2048	50,354
148,590	Federal National Mortgage Association (FNMA)	4.500	01/01/2049	153,924

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,989,299)			10,077,657

	U.S. Treasury Securities—9.9%
	U.S. Treasury Bonds—9.9%
50,000	U.S. Treasury Bonds	5.250	02/15/2029	60,955
100,000	U.S. Treasury Bonds	6.250	05/15/2030	133,607
100,000	U.S. Treasury Bonds	4.500	02/15/2036	122,437
100,000	U.S. Treasury Bonds	5.000	05/15/2037	130,506
50,000	U.S. Treasury Bonds	4.500	05/15/2038	61,894
50,000	U.S. Treasury Bonds	4.500	08/15/2039	61,897
100,000	U.S. Treasury Bonds	4.375	11/15/2039	121,799
100,000	U.S. Treasury Bonds	4.625	02/15/2040	125,789
200,000	U.S. Treasury Bonds	4.375	05/15/2040	243,621
200,000	U.S. Treasury Bonds	3.875	08/15/2040	227,723
200,000	U.S. Treasury Bonds	4.250	11/15/2040	239,644
200,000	U.S. Treasury Bonds	4.750	02/15/2041	256,020
200,000	U.S. Treasury Bonds	3.750	08/15/2041	223,434
200,000	U.S. Treasury Bonds	3.125	11/15/2041	202,809
200,000	U.S. Treasury Bonds	3.125	02/15/2042	202,594
200,000	U.S. Treasury Bonds	3.000	05/15/2042	198,133
100,000	U.S. Treasury Bonds	2.750	08/15/2042	94,770
100,000	U.S. Treasury Bonds	3.625	02/15/2044	109,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities (continued)
	U.S. Treasury Bonds (continued)
$200,000	U.S. Treasury Bonds	3.375%	05/15/2044	$210,367
200,000	U.S. Treasury Bonds	2.500	02/15/2045	179,047
200,000	U.S. Treasury Bonds	3.000	05/15/2045	197,187
200,000	U.S. Treasury Bonds	2.875	08/15/2045	192,516
200,000	U.S. Treasury Bonds	3.000	11/15/2045	197,133
150,000	U.S. Treasury Bonds	2.500	02/15/2046	133,787
200,000	U.S. Treasury Bonds	2.500	05/15/2046	178,234
100,000	U.S. Treasury Bonds	2.250	08/15/2046	84,422
150,000	U.S. Treasury Bonds	3.000	02/15/2047	147,850
200,000	U.S. Treasury Bonds	2.750	08/15/2047	187,156
100,000	U.S. Treasury Bonds	3.000	02/15/2048	98,277
150,000	U.S. Treasury Bonds	3.125	05/15/2048	151,046
100,000	U.S. Treasury Bonds	3.000	08/15/2048	98,285
110,000	U.S. Treasury Bonds	3.375	11/15/2048	116,297

	Total U.S. Treasury Securities (Cost $4,946,969)			4,988,795

	Sovereign Debt Obligations—4.2%
	Brazil—0.4%
200,000	Brazilian Government International Bond	4.625	01/13/2028	199,052

	Chile—0.4%
200,000	Chile Government International Bond	3.125	01/21/2026	198,175

	Colombia—0.4%
200,000	Colombia Government International Bond	4.375	07/12/2021	204,850

	Hungary—0.2%
100,000	Hungary Government International Bond	6.375	03/29/2021	106,363

	Indonesia—0.4%
200,000	Indonesia Government International Bond(b)	4.875	05/05/2021	206,520

	Mexico—0.4%
200,000	Mexico Government International Bond, GMTN	4.125	01/21/2026	200,199

	Poland—0.4%
100,000	Republic of Poland Government International Bond	5.000	03/23/2022	105,948
100,000	Republic of Poland Government International Bond	3.000	03/17/2023	99,985

				205,933

	Russia—0.4%
200,000	Russian Foreign Bond—Eurobond(b)	4.500	04/04/2022	204,952

	South Africa—0.2%
100,000	Republic of South Africa Government International Bond	5.875	05/30/2022	105,002

	Turkey—0.6%
200,000	Hazine Mustesarligi Varlik Kiralama AS(b)	4.251	06/08/2021	195,861
100,000	Turkey Government International Bond	7.375	02/05/2025	104,812

				300,673

	United Arab Emirates—0.4%
200,000	Abu Dhabi Government International Bond(b)	2.125	05/03/2021	196,925

	Total Sovereign Debt Obligations (Cost $2,098,843)			2,128,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.4%
201,862	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $201,862)	$201,862

	Total Investments in Securities (excluding investment purchased with cash collateral from securities on loan) (Cost $49,009,080)—98.1%	49,474,939

	Investment Purchased with Cash Collateral from Securities on Loan Money Market Fund—1.3%
666,611	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $666,611)	666,611

	Total Investments in Securities (Cost $49,675,691)—99.4%	50,141,550

	Other assets less liabilities—0.6%	298,139

	Net Assets—100.0%	$50,439,689

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $7,835,083, which represented 15.53% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Government	59.4
Collateralized Mortgage Obligations	20.0
Financials	6.1
Energy	3.6
Consumer, Non-cyclical	2.5
Industrial	2.5
Technology	1.5
Utilities	1.0
Communications	1.0
Consumer, Cyclical	0.7
Money Market Fund Plus Other Assets Less Liabilities	1.7

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities—54.9%
	U.S. Treasury Bonds—1.7%
$100,000	U.S. Treasury Bonds	8.750%	08/15/2020	$108,803
100,000	U.S. Treasury Bonds	8.125	05/15/2021	111,934
100,000	U.S. Treasury Bonds	8.000	11/15/2021	114,285

				335,022

	U.S. Treasury Notes—53.2%
100,000	U.S. Treasury Notes	1.250	02/29/2020	98,736
120,000	U.S. Treasury Notes	1.375	02/29/2020	118,620
120,000	U.S. Treasury Notes	2.250	02/29/2020	119,655
100,000	U.S. Treasury Notes	1.625	03/15/2020	99,061
100,000	U.S. Treasury Notes	1.125	03/31/2020	98,502
125,000	U.S. Treasury Notes	1.375	03/31/2020	123,445
120,000	U.S. Treasury Notes	2.250	03/31/2020	119,627
100,000	U.S. Treasury Notes	1.500	04/15/2020	98,861
125,000	U.S. Treasury Notes	1.375	04/30/2020	123,320
100,000	U.S. Treasury Notes	1.125	04/30/2020	98,389
125,000	U.S. Treasury Notes	2.375	04/30/2020	124,761
100,000	U.S. Treasury Notes	1.500	05/15/2020	98,777
240,000	U.S. Treasury Notes	3.500	05/15/2020	242,681
120,000	U.S. Treasury Notes	1.500	05/31/2020	118,463
135,000	U.S. Treasury Notes	2.500	05/31/2020	134,921
100,000	U.S. Treasury Notes	1.375	05/31/2020	98,562
135,000	U.S. Treasury Notes	2.500	06/30/2020	134,924
120,000	U.S. Treasury Notes	1.625	06/30/2020	118,549
100,000	U.S. Treasury Notes	1.875	06/30/2020	99,129
100,000	U.S. Treasury Notes	1.500	07/15/2020	98,592
100,000	U.S. Treasury Notes	2.000	07/31/2020	99,240
120,000	U.S. Treasury Notes	1.625	07/31/2020	118,465
130,000	U.S. Treasury Notes	2.625	07/31/2020	130,135
235,000	U.S. Treasury Notes	2.625	08/15/2020	235,243
100,000	U.S. Treasury Notes	1.500	08/15/2020	98,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities (continued)
	U.S. Treasury Notes (continued)
$100,000	U.S. Treasury Notes	2.125%	08/31/2020	$99,371
135,000	U.S. Treasury Notes	2.625	08/31/2020	135,161
125,000	U.S. Treasury Notes	1.375	08/31/2020	122,871
100,000	U.S. Treasury Notes	1.375	09/15/2020	98,252
125,000	U.S. Treasury Notes	1.375	09/30/2020	122,739
100,000	U.S. Treasury Notes	2.000	09/30/2020	99,164
130,000	U.S. Treasury Notes	2.750	09/30/2020	130,401
120,000	U.S. Treasury Notes	1.375	10/31/2020	117,717
130,000	U.S. Treasury Notes	2.875	10/31/2020	130,696
100,000	U.S. Treasury Notes	1.750	10/31/2020	98,703
235,000	U.S. Treasury Notes	2.625	11/15/2020	235,312
100,000	U.S. Treasury Notes	1.750	11/15/2020	98,689
100,000	U.S. Treasury Notes	2.000	11/30/2020	99,082
125,000	U.S. Treasury Notes	1.625	11/30/2020	123,052
150,000	U.S. Treasury Notes	2.750	11/30/2020	150,527
120,000	U.S. Treasury Notes	1.750	12/31/2020	118,322
100,000	U.S. Treasury Notes	2.375	12/31/2020	99,715
130,000	U.S. Treasury Notes	2.500	12/31/2020	129,914
150,000	U.S. Treasury Notes	2.500	01/31/2021	149,941
125,000	U.S. Treasury Notes	1.375	01/31/2021	122,305
100,000	U.S. Treasury Notes	2.125	01/31/2021	99,246
230,000	U.S. Treasury Notes	3.625	02/15/2021	234,834
100,000	U.S. Treasury Notes	2.250	02/15/2021	99,475
160,000	U.S. Treasury Notes	1.125	02/28/2021	155,669
100,000	U.S. Treasury Notes	2.000	02/28/2021	98,984
100,000	U.S. Treasury Notes	2.375	03/15/2021	99,717
150,000	U.S. Treasury Notes	1.250	03/31/2021	146,227
100,000	U.S. Treasury Notes	2.250	03/31/2021	99,461
100,000	U.S. Treasury Notes	2.375	04/15/2021	99,705
100,000	U.S. Treasury Notes	2.250	04/30/2021	99,453
150,000	U.S. Treasury Notes	1.375	04/30/2021	146,426
230,000	U.S. Treasury Notes	3.125	05/15/2021	233,037
135,000	U.S. Treasury Notes	2.625	05/15/2021	135,327
150,000	U.S. Treasury Notes	1.375	05/31/2021	146,309
100,000	U.S. Treasury Notes	2.000	05/31/2021	98,900
100,000	U.S. Treasury Notes	2.625	06/15/2021	100,281
135,000	U.S. Treasury Notes	1.125	06/30/2021	130,866
100,000	U.S. Treasury Notes	2.125	06/30/2021	99,158
100,000	U.S. Treasury Notes	2.625	07/15/2021	100,281
100,000	U.S. Treasury Notes	2.250	07/31/2021	99,430
125,000	U.S. Treasury Notes	1.125	07/31/2021	120,994
135,000	U.S. Treasury Notes	2.750	08/15/2021	135,802
230,000	U.S. Treasury Notes	2.125	08/15/2021	227,956
125,000	U.S. Treasury Notes	1.125	08/31/2021	120,859
100,000	U.S. Treasury Notes	2.000	08/31/2021	98,787
120,000	U.S. Treasury Notes	2.750	09/15/2021	120,752
125,000	U.S. Treasury Notes	1.125	09/30/2021	120,776
100,000	U.S. Treasury Notes	2.125	09/30/2021	99,074
125,000	U.S. Treasury Notes	2.875	10/15/2021	126,189
125,000	U.S. Treasury Notes	1.250	10/31/2021	121,006
100,000	U.S. Treasury Notes	2.000	10/31/2021	98,742
230,000	U.S. Treasury Notes	2.000	11/15/2021	227,147
140,000	U.S. Treasury Notes	2.875	11/15/2021	141,375
100,000	U.S. Treasury Notes	1.875	11/30/2021	98,383
120,000	U.S. Treasury Notes	1.750	11/30/2021	117,652
125,000	U.S. Treasury Notes	2.625	12/15/2021	125,471
125,000	U.S. Treasury Notes	2.000	12/31/2021	123,374
100,000	U.S. Treasury Notes	2.125	12/31/2021	99,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities (continued)
	U.S. Treasury Notes (continued)
$150,000	U.S. Treasury Notes	2.500%	01/15/2022	$150,032
100,000	U.S. Treasury Notes	1.500	01/31/2022	97,250
115,000	U.S. Treasury Notes	1.875	01/31/2022	113,010

				10,737,542

	Total U.S. Treasury Securities (Cost $11,026,253)			11,072,564

	U.S. Government Sponsored Agency Mortgage-Backed Securities—20.0%
86,545	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	02/01/2047	84,783
85,531	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2047	87,605
92,193	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	12/01/2047	92,413
94,040	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2048	94,223
92,937	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2048	93,119
93,799	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	93,982
95,029	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	04/01/2048	95,260
95,321	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2048	95,507
95,670	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2048	95,857
96,525	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	06/01/2048	96,714
94,295	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	08/01/2048	97,784
97,392	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2048	99,837
97,418	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	08/01/2048	97,609
97,744	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2048	99,789
98,228	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2048	100,284
98,292	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	12/01/2048	101,945
98,638	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	12/01/2048	100,702
49,593	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	01/01/2049	50,631
94,027	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	94,206
94,136	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	94,259
93,302	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	93,480
94,098	Federal National Mortgage Association (FNMA)	3.500	03/01/2048	94,278
95,171	Federal National Mortgage Association (FNMA)	3.500	04/01/2048	95,295
94,030	Federal National Mortgage Association (FNMA)	4.000	05/01/2048	96,073
95,629	Federal National Mortgage Association (FNMA)	3.500	05/01/2048	95,754
96,622	Federal National Mortgage Association (FNMA)	3.500	06/01/2048	96,748
95,770	Federal National Mortgage Association (FNMA)	4.000	07/01/2048	97,738
97,155	Federal National Mortgage Association (FNMA)	3.500	07/01/2048	97,282
96,145	Federal National Mortgage Association (FNMA)	4.000	08/01/2048	98,150
97,283	Federal National Mortgage Association (FNMA)	3.500	08/01/2048	97,410
97,746	Federal National Mortgage Association (FNMA)	4.000	09/01/2048	99,754
96,860	Federal National Mortgage Association (FNMA)	4.000	09/01/2048	98,859
97,521	Federal National Mortgage Association (FNMA)	3.500	09/01/2048	97,648
96,340	Federal National Mortgage Association (FNMA)	4.000	09/01/2048	98,318
97,940	Federal National Mortgage Association (FNMA)	3.500	10/01/2048	98,068
97,591	Federal National Mortgage Association (FNMA)	4.000	10/01/2048	99,596
97,060	Federal National Mortgage Association (FNMA)	4.500	10/01/2048	100,546
98,451	Federal National Mortgage Association (FNMA)	4.500	11/01/2048	101,985
98,189	Federal National Mortgage Association (FNMA)	4.000	11/01/2048	100,206
216,716	Federal National Mortgage Association (FNMA)	3.500	11/01/2048	216,998
98,681	Federal National Mortgage Association (FNMA)	4.000	12/01/2048	100,708

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,987,999)			4,041,403

	Corporate Bonds and Notes—19.3%
	Agriculture—0.5%
100,000	Philip Morris International, Inc.	2.900	11/15/2021	100,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Banks—2.5%
$100,000	Bank of New York Mellon Corp. (The)	3.550%	09/23/2021	$101,681
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	106,797
100,000	Morgan Stanley, GMTN	2.750	05/19/2022	98,677
100,000	SunTrust Banks, Inc.	2.900	03/03/2021	99,789
100,000	Wells Fargo & Co.	3.069	01/24/2023	99,398

				506,342

	Commercial Services—0.5%
100,000	Automatic Data Processing, Inc.	3.375	09/15/2025	102,096

	Computers—0.5%
100,000	International Business Machines Corp.	3.625	02/12/2024	102,105

	Diversified Financial Services—1.0%
100,000	Ameriprise Financial, Inc.	4.000	10/15/2023	102,995
100,000	CME Group, Inc.	3.000	09/15/2022	100,500

				203,495

	Electric—1.0%
200,000	Comision Federal de Electricidad (Mexico)(a)	4.875	05/26/2021	203,752

	Hand/Machine Tools—0.5%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	98,729

	Healthcare-Services—0.5%
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	104,032

	Insurance—1.0%
100,000	Athene Global Funding(a)	3.000	07/01/2022	98,635
100,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	99,058

				197,693

	Investment Companies—1.0%
200,000	MDC-GMTN BV, EMTN (United Arab Emirates)(a)	5.500	03/01/2022	212,513

	Machinery-Diversified—0.5%
100,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	99,799

	Media—0.5%
100,000	21st Century Fox America, Inc.	4.500	02/15/2021	102,704

	Metal Fabricate/Hardware—0.5%
100,000	Precision Castparts Corp.	2.500	01/15/2023	98,482

	Miscellaneous Manufacturing—0.5%
100,000	General Electric Co., GMTN	4.650	10/17/2021	103,088

	Multi-National—0.5%
100,000	Asian Development Bank, GMTN (Supranational)	2.750	03/17/2023	100,607

	Oil & Gas—3.1%
100,000	Occidental Petroleum Corp.	2.700	02/15/2023	98,716
200,000	Pertamina Persero PT (Indonesia)(a)	5.250	05/23/2021	206,651
100,000	Petroleos Mexicanos (Mexico)	5.500	01/21/2021	101,475
100,000	Petronas Capital Ltd. (Malaysia)(a)	7.875	05/22/2022	113,820
100,000	Phillips 66	4.300	04/01/2022	103,535

				624,197

	Oil & Gas Services—0.5%
100,000	Schlumberger Investment SA(a)	3.300	09/14/2021	100,325

	Pharmaceuticals—1.0%
100,000	Johnson & Johnson	2.450	03/01/2026	95,679
100,000	Merck & Co., Inc.	2.750	02/10/2025	98,075

				193,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	REITs—0.5%
$100,000	Simon Property Group LP	4.375%	03/01/2021	$102,434

	Retail—0.7%
150,000	Costco Wholesale Corp.	2.150	05/18/2021	148,445

	Semiconductors—0.5%
100,000	QUALCOMM, Inc.	3.000	05/20/2022	99,713

	Software—0.5%
100,000	Microsoft Corp.	3.300	02/06/2027	100,593

	Telecommunications—0.5%
100,000	Cisco Systems, Inc.	2.200	02/28/2021	99,034

	Transportation—0.5%
100,000	Norfolk Southern Corp.	3.000	04/01/2022	99,433

	Total Corporate Bonds and Notes (Cost $3,846,989)			3,903,383

	Sovereign Debt Obligations—4.1%
	Brazil—0.5%
100,000	Brazilian Government International Bond	4.875	01/22/2021	103,200

	Hungary—0.6%
100,000	Hungary Government International Bond	6.375	03/29/2021	106,363

	Philippines—0.5%
100,000	Philippine Government International Bond	4.000	01/15/2021	101,957

	Poland—0.5%
100,000	Republic of Poland Government International Bond	5.000	03/23/2022	105,948

	Russia—1.0%
200,000	Russian Foreign Bond—Eurobond	4.500	04/04/2022	204,952

	United Arab Emirates—1.0%
200,000	Abu Dhabi Government International Bond(a)	2.125	05/03/2021	196,925

	Total Sovereign Debt Obligations (Cost $809,289)			819,345

Number of Shares
	Money Market Fund—0.1%
21,704	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $21,704)			21,704

	Total Investments in Securities (Cost $19,692,234)—98.4%			19,858,399

	Other assets less liabilities—1.6%			329,004

	Net Assets—100.0%			$20,187,403

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $1,132,621, which represented 5.61% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Multi-Factor Income ETF (IMFI)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Collateralized Mortgage Obligations	24.8
Financials	15.4
Energy	12.7
Government	10.6
Consumer, Non-cyclical	9.0
Industrial	6.1
Consumer, Cyclical	4.9
Utilities	4.7
Technology	4.7
Communications	3.8
Basic Materials	3.3
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes—66.1%
	Advertising—0.5%
$100,000	MDC Partners, Inc.(a)	6.500%	05/01/2024	$87,125
100,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600	04/15/2026	96,625

				183,750

	Aerospace/Defense—0.7%
100,000	Arconic, Inc.	5.400	04/15/2021	103,234
100,000	Raytheon Co.	2.500	12/15/2022	98,700
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	96,817

				298,751

	Agriculture—0.9%
100,000	Altria Group, Inc.	2.850	08/09/2022	98,368
100,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	94,329
100,000	Bunge Ltd. Finance Corp.	3.250	08/15/2026	88,263
100,000	Philip Morris International, Inc.	2.900	11/15/2021	100,018

				380,978

	Airlines—0.2%
100,000	United Continental Holdings, Inc.	4.250	10/01/2022	99,875

	Apparel—0.5%
100,000	NIKE, Inc.	2.375	11/01/2026	95,221
100,000	William Carter Co. (The)	5.250	08/15/2021	101,625

				196,846

	Auto Manufacturers—0.7%
100,000	Ford Motor Co.	4.346	12/08/2026	90,629
100,000	General Motors Co.	4.875	10/02/2023	103,319
100,000	Harley-Davidson Financial Services, Inc., MTN(a)	2.850	01/15/2021	98,224

				292,172

	Auto Parts & Equipment—0.3%
100,000	Dana Financing Luxembourg Sarl(a)	5.750	04/15/2025	100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Multi-Factor Income ETF (IMFI) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Banks—5.2%
$150,000	Banco del Estado de Chile, EMTN (Chile)(a)	3.875%	02/08/2022	$151,360
250,000	Banco do Brasil SA/Cayman, EMTN (Brazil)(a)	4.875	04/19/2023	256,000
200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (Mexico)(a)	4.375	10/14/2025	194,500
100,000	Bank of America Corp., GMTN	3.300	01/11/2023	100,417
100,000	Citigroup, Inc.	4.450	09/29/2027	100,500
100,000	Comerica, Inc.	3.700	07/31/2023	101,431
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	106,797
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	104,126
100,000	Morgan Stanley, GMTN	2.750	05/19/2022	98,677
100,000	PNC Financial Services Group, Inc. (The)	3.900	04/29/2024	101,834
200,000	Sberbank of Russia Via SB Capital SA, Series 7 (Russia)	5.717	06/16/2021	204,946
200,000	Turkiye Halk Bankasi AS (Turkey)(a)	4.750	02/11/2021	183,237
100,000	U.S. Bancorp, MTN	2.950	07/15/2022	99,589
200,000	Vnesheconombank Via VEB Finance PLC (Russia)(a)	6.025	07/05/2022	203,798
100,000	Wells Fargo & Co.	3.069	01/24/2023	99,399

				2,106,611

	Beverages—0.2%
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	99,019

	Biotechnology—0.5%
100,000	Biogen, Inc.	4.050	09/15/2025	101,691
100,000	Gilead Sciences, Inc.	3.650	03/01/2026	99,894

				201,585

	Building Materials—0.7%
100,000	Johnson Controls International PLC	3.900	02/14/2026	98,539
100,000	Owens Corning	4.200	12/15/2022	101,016
100,000	Standard Industries, Inc.(a)	4.750	01/15/2028	93,750

				293,305

	Chemicals—2.0%
100,000	Ashland LLC	4.750	08/15/2022	103,125
100,000	Blue Cube Spinco LLC	9.750	10/15/2023	112,275
100,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP(a)	3.400	12/01/2026	97,020
200,000	Equate Sukuk SPC Ltd. (Kuwait)	3.944	02/21/2024	200,706
100,000	Mosaic Co. (The)	4.250	11/15/2023	103,009
100,000	PPG Industries, Inc.	3.750	03/15/2028	98,844
100,000	Westlake Chemical Corp.	3.600	08/15/2026	94,593

				809,572

	Coal—0.3%
100,000	Peabody Energy Corp.(a)	6.000	03/31/2022	101,250

	Commercial Services—1.5%
100,000	Automatic Data Processing, Inc.	3.375	09/15/2025	102,096
100,000	Ecolab, Inc.	4.350	12/08/2021	103,695
100,000	ERAC USA Finance LLC(a)	3.800	11/01/2025	99,213
100,000	Hertz Corp. (The)(a)	7.625	06/01/2022	102,500
100,000	Nielsen Finance LLC/Nielsen Finance Co.(a)	5.000	04/15/2022	100,250
100,000	S&P Global, Inc.	4.400	02/15/2026	104,489

				612,243

	Computers—1.2%
100,000	Apple, Inc.	2.400	05/03/2023	98,207
100,000	EMC Corp.	3.375	06/01/2023	96,091
100,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	104,198
100,000	International Business Machines Corp.	3.625	02/12/2024	102,105
100,000	Seagate HDD Cayman	4.750	01/01/2025	96,315

				496,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco Multi-Factor Income ETF (IMFI) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Cosmetics/Personal Care—0.5%
$100,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875%	08/15/2022	$103,500
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	98,116

				201,616

	Diversified Financial Services—3.3%
100,000	Air Lease Corp.	3.000	09/15/2023	95,684
100,000	Aircastle Ltd.	4.400	09/25/2023	99,559
100,000	American Express Co.	3.700	08/03/2023	101,973
100,000	Ameriprise Financial, Inc.	4.000	10/15/2023	102,995
100,000	BGC Partners, Inc.	5.375	07/24/2023	100,719
100,000	BlackRock, Inc.	3.500	03/18/2024	101,910
100,000	Capital One Financial Corp.	4.200	10/29/2025	99,839
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	98,804
100,000	CME Group, Inc.	3.000	09/15/2022	100,500
150,000	Navient Corp.	6.500	06/15/2022	154,500
100,000	Synchrony Financial	4.250	08/15/2024	98,160
100,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	97,787
100,000	Visa, Inc.	3.150	12/14/2025	100,340

				1,352,770

	Electric—4.7%
200,000	Abu Dhabi National Energy Co. PJSC, EMTN (United Arab Emirates)(a)	4.375	06/22/2026	204,246
100,000	AES Corp. (The)	4.875	05/15/2023	101,219
200,000	Comision Federal de Electricidad (Mexico)(a)	4.875	05/26/2021	203,752
100,000	DPL, Inc.	7.250	10/15/2021	107,625
100,000	Eversource Energy, Series K	2.750	03/15/2022	98,823
100,000	Exelon Corp.	3.497	06/01/2022	99,439
100,000	NextEra Energy Capital Holdings, Inc.	3.550	05/01/2027	97,531
100,000	NextEra Energy Operating Partners LP(a)	4.250	09/15/2024	98,625
200,000	NTPC Ltd., EMTN (India)	4.250	02/26/2026	196,436
200,000	Perusahaan Listrik Negara PT, EMTN (Indonesia)(a)	5.450	05/21/2028	209,229
100,000	PPL Capital Funding, Inc.	3.100	05/15/2026	94,165
100,000	Sempra Energy	3.400	02/01/2028	94,112
100,000	Southern California Edison Co., Series C	3.500	10/01/2023	98,362
100,000	Southern Co. (The)	3.250	07/01/2026	95,443
100,000	WEC Energy Group, Inc.	3.375	06/15/2021	100,597

				1,899,604

	Electronics—0.5%
100,000	Honeywell International, Inc.	1.850	11/01/2021	97,866
100,000	Tech Data Corp.	3.700	02/15/2022	99,055

				196,921

	Engineering & Construction—0.2%
100,000	Fluor Corp.	4.250	09/15/2028	97,322

	Food—1.4%
100,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	101,000
100,000	Campbell Soup Co.	3.650	03/15/2023	99,480
100,000	Darling Ingredients, Inc.	5.375	01/15/2022	101,375
100,000	Dean Foods Co.(a)	6.500	03/15/2023	75,625
100,000	General Mills, Inc.	4.200	04/17/2028	101,045
100,000	Kellogg Co.	3.250	04/01/2026	95,339

				573,864

	Forest Products & Paper—0.3%
125,000	International Paper Co.	3.000	02/15/2027	116,985

	Gas—0.5%
200,000	Perusahaan Gas Negara Persero Tbk (Indonesia)(a)	5.125	05/16/2024	206,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Multi-Factor Income ETF (IMFI) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Hand/Machine Tools—0.2%
$100,000	Stanley Black & Decker, Inc.	2.900%	11/01/2022	$98,729

	Healthcare-Products—1.0%
100,000	Baxter International, Inc.	2.600	08/15/2026	93,219
100,000	Covidien International Finance SA	3.200	06/15/2022	100,767
100,000	Edwards Lifesciences Corp.	4.300	06/15/2028	101,764
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	97,308

				393,058

	Healthcare-Services—1.2%
100,000	Centene Corp.	5.625	02/15/2021	101,500
100,000	HCA Healthcare, Inc.	6.250	02/15/2021	105,034
100,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	98,485
100,000	Magellan Health, Inc.	4.400	09/22/2024	94,743
100,000	MEDNAX, Inc.(a)	5.250	12/01/2023	101,375

				501,137

	Home Builders—0.5%
100,000	Century Communities, Inc.	5.875	07/15/2025	93,250
100,000	Taylor Morrison Communities, Inc.	6.625	05/15/2022	103,250

				196,500

	Household Products/Wares—0.3%
100,000	Clorox Co. (The)	3.050	09/15/2022	100,125

	Insurance—2.3%
100,000	Athene Global Funding(a)	3.000	07/01/2022	98,635
100,000	Athene Holding Ltd.	4.125	01/12/2028	93,494
100,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	99,058
100,000	Brighthouse Financial, Inc.	3.700	06/22/2027	89,908
100,000	Jackson National Life Global Funding(a)	3.050	04/29/2026	96,271
100,000	Kemper Corp.	4.350	02/15/2025	99,698
150,000	Metropolitan Life Global Funding I(a)	3.450	12/18/2026	149,454
100,000	New York Life Global Funding(a)	2.900	01/17/2024	99,118
100,000	Nuveen Finance LLC(a)	4.125	11/01/2024	103,397

				929,033

	Internet—0.7%
100,000	Alphabet, Inc.	1.998	08/15/2026	92,743
100,000	Booking Holdings, Inc.	3.600	06/01/2026	97,831
100,000	Symantec Corp.(a)	5.000	04/15/2025	99,777

				290,351

	Investment Companies—1.7%
200,000	Huarong Finance II Co. Ltd., EMTN (China)	3.625	11/22/2021	197,600
250,000	MDC-GMTN BV, GMTN (United Arab Emirates)	3.000	04/19/2024	244,358
250,000	MDC-GMTN BV, MTN (United Arab Emirates)(a)	5.500	03/01/2022	265,641

				707,599

	Iron/Steel—0.3%
100,000	Nucor Corp.	4.125	09/15/2022	103,093

	Leisure Time—0.3%
100,000	Sabre GLBL, Inc.(a)	5.375	04/15/2023	102,500

	Lodging—0.5%
100,000	Choice Hotels International, Inc.	5.750	07/01/2022	105,954
100,000	MGM Resorts International	6.625	12/15/2021	106,750

				212,704

	Machinery-Construction & Mining—0.3%
100,000	Caterpillar, Inc.	3.900	05/27/2021	102,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco Multi-Factor Income ETF (IMFI) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Machinery-Diversified—0.2%
$100,000	John Deere Capital Corp., GMTN	2.800%	03/06/2023	$99,799

	Media—1.5%
100,000	21st Century Fox America, Inc.	4.500	02/15/2021	102,704
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	103,749
100,000	Comcast Corp.	4.150	10/15/2028	103,376
100,000	DISH DBS Corp.	6.750	06/01/2021	102,500
100,000	Sinclair Television Group, Inc.	5.375	04/01/2021	100,375
100,000	Time Warner Cable LLC	4.000	09/01/2021	100,950

				613,654

	Metal Fabricate/Hardware—0.2%
100,000	Precision Castparts Corp.	2.500	01/15/2023	98,482

	Mining—0.8%
200,000	Alcoa Nederland Holding BV(a)	6.750	09/30/2024	212,250
100,000	Freeport-McMoRan, Inc.	3.875	03/15/2023	98,798

				311,048

	Miscellaneous Manufacturing—1.2%
100,000	Amsted Industries, Inc.(a)	5.000	03/15/2022	100,500
100,000	General Electric Co.	2.700	10/09/2022	96,901
100,000	General Electric Co., GMTN	4.650	10/17/2021	103,088
100,000	Parker-Hannifin Corp.	3.250	03/01/2027	96,924
100,000	Trinity Industries, Inc.	4.550	10/01/2024	95,651

				493,064

	Multi-National—1.5%
100,000	Asian Development Bank, GMTN (Supranational)	2.000	02/16/2022	98,357
150,000	Asian Development Bank, GMTN (Supranational)	1.750	09/13/2022	145,838
150,000	Asian Development Bank, GMTN (Supranational)	2.750	03/17/2023	150,911
200,000	Black Sea Trade & Development Bank, MTN (Supranational)(a)	4.875	05/06/2021	204,936

				600,042

	Office/Business Equipment—0.2%
100,000	Pitney Bowes, Inc.	3.875	10/01/2021	97,500

	Oil & Gas—8.9%
100,000	Antero Resources Corp.	5.125	12/01/2022	100,535
100,000	Apache Corp.	4.375	10/15/2028	98,405
200,000	Bharat Petroleum Corp. Ltd., EMTN (India)	4.000	05/08/2025	197,654
200,000	CNOOC Finance 2012 Ltd. (China)(a)	3.875	05/02/2022	202,615
100,000	Energen Corp.	4.625	09/01/2021	101,250
100,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	8.000	11/29/2024	71,000
100,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	7.750	05/15/2026	89,000
200,000	Gazprom OAO Via GAZ Capital SA (Russia)(a)	5.999	01/23/2021	207,685
100,000	Gulfport Energy Corp.	6.375	05/15/2025	89,875
100,000	Indigo Natural Resources LLC(a)	6.875	02/15/2026	87,750
100,000	Murphy Oil Corp.	4.450	12/01/2022	99,631
100,000	Nabors Industries, Inc.	5.750	02/01/2025	89,000
200,000	Oil India International Pte Ltd. (India)	4.000	04/21/2027	190,160
200,000	Oil India Ltd. (India)	5.375	04/17/2024	209,823
100,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	103,050
200,000	Pertamina Persero PT (Indonesia)(a)	5.250	05/23/2021	206,651
100,000	Petroleos Mexicanos (Mexico)	5.500	01/21/2021	101,475
100,000	Petroleos Mexicanos (Mexico)	4.875	01/24/2022	99,449
150,000	Petroleos Mexicanos (Mexico)	6.500	03/13/2027	145,200
100,000	Petroleos Mexicanos (Mexico)	5.350	02/12/2028	89,500
200,000	Petroliam Nasional Bhd (Malaysia)(a)	7.625	10/15/2026	251,587
200,000	PTTEP Canada International Finance Ltd., EMTN (Thailand)(a)	5.692	04/05/2021	208,425
100,000	QEP Resources, Inc.	5.250	05/01/2023	96,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Multi-Factor Income ETF (IMFI) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Oil & Gas (continued)
$100,000	Range Resources Corp.	5.000%	03/15/2023	$97,000
200,000	Sinopec Group Overseas Development 2012 Ltd. (China)(a)	3.900	05/17/2022	202,762
100,000	Southwestern Energy Co.	6.200	01/23/2025	99,470
100,000	Valero Energy Corp.	3.400	09/15/2026	95,886

				3,631,588

	Oil & Gas Services—0.7%
100,000	Halliburton Co.	3.800	11/15/2025	100,574
100,000	Oceaneering International, Inc.	4.650	11/15/2024	92,875
100,000	Schlumberger Investment SA(a)	3.300	09/14/2021	100,324

				293,773

	Packaging & Containers—0.3%
100,000	Graphic Packaging International LLC	4.750	04/15/2021	102,000

	Pharmaceuticals—1.4%
100,000	Cigna Corp.(a)	4.375	10/15/2028	101,498
100,000	Express Scripts Holding Co.	4.500	02/25/2026	102,504
100,000	Johnson & Johnson	2.450	03/01/2026	95,679
100,000	Merck & Co., Inc.	2.750	02/10/2025	98,075
200,000	Perrigo Finance Unlimited Co.	4.375	03/15/2026	189,664

				587,420

	Pipelines—2.3%
100,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	105,993
100,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	102,724
100,000	EnLink Midstream Partners LP	4.150	06/01/2025	95,625
100,000	EQM Midstream Partners LP	4.750	07/15/2023	100,801
100,000	NGPL PipeCo. LLC(a)	4.375	08/15/2022	101,500
100,000	ONEOK, Inc.	4.550	07/15/2028	101,498
100,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	102,236
100,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)	5.500	09/15/2024	102,655
100,000	Western Midstream Operating LP	4.000	07/01/2022	100,526

				913,558

	Private Equity—0.3%
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	101,500

	Real Estate—0.5%
100,000	CBRE Services, Inc.	4.875	03/01/2026	103,246
100,000	Newmark Group, Inc.(a)	6.125	11/15/2023	100,620

				203,866

	REITs—2.2%
100,000	Digital Realty Trust LP	3.700	08/15/2027	96,739
100,000	GLP Capital LP/GLP Financing II, Inc.	4.375	04/15/2021	101,743
100,000	iStar, Inc.	5.250	09/15/2022	98,250
100,000	LifeStorage LP	3.500	07/01/2026	94,604
100,000	Office Properties Income Trust	4.500	02/01/2025	95,066
100,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	101,500
100,000	Simon Property Group LP	4.375	03/01/2021	102,433
100,000	Ventas Realty LP	4.000	03/01/2028	98,742
100,000	Washington Prime Group LP	5.950	08/15/2024	91,316

				880,393

	Retail—1.9%
100,000	Costco Wholesale Corp.	2.150	05/18/2021	98,963
100,000	GameStop Corp.(a)	6.750	03/15/2021	101,000
100,000	Gap, Inc. (The)	5.950	04/12/2021	103,999
100,000	Group 1 Automotive, Inc.	5.000	06/01/2022	100,875
100,000	Kohl’s Corp.	4.250	07/17/2025	98,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco Multi-Factor Income ETF (IMFI) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Retail (continued)
$100,000	O’Reilly Automotive, Inc.	3.600%	09/01/2027	$97,153
100,000	Signet UK Finance PLC	4.700	06/15/2024	85,750
100,000	Target Corp.	3.500	07/01/2024	102,641

				789,039

	Semiconductors—1.7%
100,000	Applied Materials, Inc.	3.300	04/01/2027	98,911
100,000	Intel Corp.	3.700	07/29/2025	103,033
100,000	KLA-Tencor Corp.	4.650	11/01/2024	105,025
100,000	Lam Research Corp.	2.800	06/15/2021	99,401
100,000	Microchip Technology, Inc.(a)	3.922	06/01/2021	99,740
100,000	QUALCOMM, Inc.	3.000	05/20/2022	99,713
100,000	Xilinx, Inc.	2.950	06/01/2024	97,842

				703,665

	Software—1.5%
100,000	Activision Blizzard, Inc.	3.400	09/15/2026	95,535
100,000	Citrix Systems, Inc.	4.500	12/01/2027	95,987
100,000	Electronic Arts, Inc.	3.700	03/01/2021	101,413
100,000	IQVIA, Inc.(a)	4.875	05/15/2023	102,000
100,000	Microsoft Corp.	3.300	02/06/2027	100,593
100,000	Oracle Corp.	1.900	09/15/2021	97,732

				593,260

	Telecommunications—1.2%
100,000	CenturyLink, Inc., Series T	5.800	03/15/2022	103,125
100,000	CommScope, Inc.(a)	5.000	06/15/2021	100,500
100,000	Frontier Communications Corp.	11.000	09/15/2025	64,375
100,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	107,500
100,000	Level 3 Financing, Inc.	5.375	08/15/2022	100,875

				476,375

	Transportation—1.3%
100,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	103,610
100,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	100,763
200,000	Empresa de Transporte de Pasajeros Metro SA (Chile)(a)	4.750	02/04/2024	208,457
100,000	XPO Logistics, Inc.(a)	6.500	06/15/2022	102,125

				514,955

	Trucking & Leasing—0.2%
100,000	Aviation Capital Group LLC(a)	2.875	01/20/2022	97,666

	Total Corporate Bonds and Notes (Cost $26,450,233)			26,858,301

	U.S. Government Sponsored Agency Mortgage-Backed Securities—24.8%
129,818	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	02/01/2047	127,174
86,725	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	06/01/2047	86,996
171,063	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2047	175,210
92,193	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	12/01/2047	92,413
186,456	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	12/01/2047	182,553
188,282	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	01/01/2048	184,337
188,080	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2048	188,447
185,874	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2048	186,237
188,580	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	02/01/2048	184,602
187,597	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	187,964
190,058	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	04/01/2048	190,519
190,642	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2048	191,015
191,340	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2048	191,713
193,050	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	06/01/2048	193,427
92,991	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	06/01/2048	96,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Multi-Factor Income ETF (IMFI) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities (continued)
$194,837	Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	08/01/2048	$195,217
97,392	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2048	99,838
94,295	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	08/01/2048	97,784
95,632	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	09/01/2048	99,170
195,487	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2048	199,578
196,456	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2048	200,568
97,537	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	11/01/2048	101,156
196,432	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	11/01/2048	200,543
98,292	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	12/01/2048	101,945
197,276	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	12/01/2048	201,405
148,780	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	01/01/2049	151,893
49,689	Federal Home Loan Mortgage Corp. (FHLMC)	5.000	02/01/2049	52,259
176,329	Federal National Mortgage Association (FNMA)	3.000	02/01/2047	172,551
88,530	Federal National Mortgage Association (FNMA)	3.500	07/01/2047	88,733
88,154	Federal National Mortgage Association (FNMA)	4.000	11/01/2047	90,188
91,316	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	91,450
185,484	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	185,725
91,765	Federal National Mortgage Association (FNMA)	3.500	12/01/2047	91,884
87,985	Federal National Mortgage Association (FNMA)	4.000	12/01/2047	90,020
188,146	Federal National Mortgage Association (FNMA)	3.000	01/01/2048	184,011
188,054	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	188,412
186,605	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	186,961
91,145	Federal National Mortgage Association (FNMA)	4.000	02/01/2048	93,166
188,272	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	188,517
188,197	Federal National Mortgage Association (FNMA)	3.500	03/01/2048	188,556
190,343	Federal National Mortgage Association (FNMA)	3.500	04/01/2048	190,590
94,030	Federal National Mortgage Association (FNMA)	4.000	05/01/2048	96,073
191,258	Federal National Mortgage Association (FNMA)	3.500	05/01/2048	191,507
96,622	Federal National Mortgage Association (FNMA)	3.500	06/01/2048	96,748
194,311	Federal National Mortgage Association (FNMA)	3.500	07/01/2048	194,563
95,770	Federal National Mortgage Association (FNMA)	4.000	07/01/2048	97,738
96,145	Federal National Mortgage Association (FNMA)	4.000	08/01/2048	98,150
194,566	Federal National Mortgage Association (FNMA)	3.500	08/01/2048	194,819
188,398	Federal National Mortgage Association (FNMA)	4.500	08/01/2048	195,161
195,493	Federal National Mortgage Association (FNMA)	4.000	09/01/2048	199,509
95,236	Federal National Mortgage Association (FNMA)	4.500	09/01/2048	98,658
96,860	Federal National Mortgage Association (FNMA)	4.000	09/01/2048	98,859
96,340	Federal National Mortgage Association (FNMA)	4.000	09/01/2048	98,318
195,042	Federal National Mortgage Association (FNMA)	3.500	09/01/2048	195,296
98,082	Federal National Mortgage Association (FNMA)	4.000	10/01/2048	100,479
194,119	Federal National Mortgage Association (FNMA)	4.500	10/01/2048	201,093
97,940	Federal National Mortgage Association (FNMA)	3.500	10/01/2048	98,068
195,182	Federal National Mortgage Association (FNMA)	4.000	10/01/2048	199,192
196,379	Federal National Mortgage Association (FNMA)	4.000	11/01/2048	200,412
344,776	Federal National Mortgage Association (FNMA)	3.500	11/01/2048	345,225
98,025	Federal National Mortgage Association (FNMA)	4.500	11/01/2048	101,575
196,902	Federal National Mortgage Association (FNMA)	4.500	11/01/2048	203,970
197,363	Federal National Mortgage Association (FNMA)	4.000	12/01/2048	201,417
196,114	Federal National Mortgage Association (FNMA)	5.000	12/01/2048	206,030
98,399	Federal National Mortgage Association (FNMA)	4.500	12/01/2048	101,931
98,960	Federal National Mortgage Association (FNMA)	3.500	12/01/2048	99,088

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,972,782)			10,105,065

	Sovereign Debt Obligations—9.1%
	Brazil—1.0%
200,000	Brazilian Government International Bond	4.875	01/22/2021	206,400
200,000	Brazilian Government International Bond	6.000	04/07/2026	219,300

				425,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco Multi-Factor Income ETF (IMFI) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Chile—1.0%
$200,000	Chile Government International Bond	3.125%	01/21/2026	$198,175
200,000	Chile Government International Bond	3.240	02/06/2028	197,302

				395,477

	Colombia—0.4%
150,000	Colombia Government International Bond	8.125	05/21/2024	179,062

	Hungary—0.3%
120,000	Hungary Government International Bond	6.375	03/29/2021	127,636

	Indonesia—1.0%
200,000	Indonesia Government International Bond(a)	4.875	05/05/2021	206,520
200,000	Indonesia Government International Bond, EMTN(a)	3.750	04/25/2022	201,156

				407,676

	Malaysia—0.8%
300,000	Wakala Global Sukuk Bhd(a)	4.646	07/06/2021	310,691

	Mexico—0.5%
200,000	Mexico Government International Bond	4.150	03/28/2027	198,300

	Philippines—0.3%
100,000	Philippine Government International Bond	4.000	01/15/2021	101,957

	Poland—1.1%
100,000	Republic of Poland Government International Bond	5.000	03/23/2022	105,948
100,000	Republic of Poland Government International Bond	3.000	03/17/2023	99,985
100,000	Republic of Poland Government International Bond	4.000	01/22/2024	103,963
150,000	Republic of Poland Government International Bond	3.250	04/06/2026	150,058

				459,954

	Russia—1.0%
200,000	Russian Foreign Bond—Eurobond	4.500	04/04/2022	204,952
200,000	Russian Foreign Bond—Eurobond(a)	4.875	09/16/2023	207,355

				412,307

	South Africa—0.3%
100,000	Republic of South Africa Government International Bond	5.875	05/30/2022	105,002

	Turkey—1.4%
200,000	Export Credit Bank of Turkey, MTN(a)	5.375	02/08/2021	198,236
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	195,861
200,000	Turkey Government International Bond	4.875	10/09/2026	181,055

				575,152

	Total Sovereign Debt Obligations (Cost $3,609,378)			3,698,914

Number of Shares
	Money Market Fund—0.1%
25,062	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $25,062)			25,062

	Total Investments in Securities (Cost $40,057,455)—100.1%			40,687,342

	Other assets less liabilities—(0.1)%			(24,805)

	Net Assets—100.0%			$40,662,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco Multi-Factor Income ETF (IMFI) (continued)

February 28, 2019

(Unaudited)

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $8,869,893, which represented 21.81% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco Corporate Income Defensive ETF (IHYD)	Invesco Corporate Income Value ETF (IHYV)	Invesco Emerging Markets Debt Defensive ETF (IEMD)	Invesco Emerging Markets Debt Value ETF (IEMV)
Assets:
Unaffiliated investments in securities, at value(a)	$12,366,557	$11,912,317	$24,259,081	$36,863,061
Affiliated investments in securities, at value	539,055	1,049,211	189,000	521,978
Cash	—	—	—	965,452
Receivables:
Investments sold	569,686	1,022,954	3,625,774	2,065,360
Dividends and interest	182,934	202,234	283,099	462,923
Securities lending	174	764	2	—

Total Assets	13,658,406	14,187,480	28,356,956	40,878,774

Liabilities:
Due to custodian	—	—	46,457	—
Payables:
Investments purchased	577,054	894,148	3,004,692	2,980,828
Collateral upon return of securities loaned	493,660	1,018,221	189,000	—
Accrued unitary management fees	2,192	2,150	5,550	8,338

Total Liabilities	1,072,906	1,914,519	3,245,699	2,989,166

Net Assets	$12,585,500	$12,272,961	$25,111,257	$37,889,608

Net Assets Consist of:
Shares of beneficial interest	$12,514,097	$12,520,168	$25,018,757	$37,527,850
Distributable earnings	71,403	(247,207)	92,500	361,758

Net Assets	$12,585,500	$12,272,961	$25,111,257	$37,889,608

Shares outstanding (unlimited amount authorized, $0.01 par value)	500,001	500,001	1,000,001	1,500,001
Net asset value	$25.17	$24.55	$25.11	$25.26

Market price	$25.18	$24.55	$25.15	$25.29

Unaffiliated investments in securities, at cost	$12,273,546	$12,068,023	$24,098,739	$36,294,972

Affiliated investments in securities, at cost	$539,055	$1,049,211	$189,000	$521,978

(a) Includes securities on loan with an aggregate value of:	$423,741	$864,516	$182,354	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco Investment Grade Defensive ETF (IIGD)	Invesco Investment Grade Value ETF (IIGV)	Invesco Multi-Factor Core Fixed Income ETF (IMFC)	Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)	Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)	Invesco Multi-Factor Income ETF (IMFI)

$6,263,784	$6,151,039	$24,981,431	$49,273,077	$19,836,695	$40,662,280
256,889	500,814	301,057	868,473	21,704	25,062
—	—	—	—	—	—

362,113	391,813	993,588	1,872,982	1,427,175	934,452
59,585	66,207	130,544	468,256	117,242	405,400
29	52	18	292	—	—

6,942,400	7,109,925	26,406,638	52,483,080	21,402,816	42,027,194

—	—	—	—	—	—

393,587	328,574	923,153	1,370,638	1,213,559	1,359,704
230,170	485,580	258,260	666,611	—	—
622	623	2,319	6,142	1,854	4,953

624,379	814,777	1,183,732	2,043,391	1,215,413	1,364,657

$6,318,021	$6,295,148	$25,222,906	$50,439,689	$20,187,403	$40,662,537

$6,250,025	$6,250,025	$25,000,284	$50,020,273	$20,000,025	$40,000,025
67,996	45,123	222,622	419,416	187,378	662,512

$6,318,021	$6,295,148	$25,222,906	$50,439,689	$20,187,403	$40,662,537

250,001	250,001	1,000,001	2,000,001	800,001	1,600,001
$25.27	$25.18	$25.22	$25.22	$25.23	$25.41

$25.32	$25.21	$25.23	$25.23	$25.23	$25.41

$6,195,609	$6,087,246	$24,763,124	$48,807,218	$19,670,530	$40,032,393

$256,889	$500,814	$301,057	$868,473	$21,704	$25,062

$209,216	$418,538	$174,612	$628,753	$—	$—

65

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco Corporate Income Defensive ETF (IHYD)	Invesco Corporate Income Value ETF (IHYV)	Invesco Emerging Markets Debt Defensive ETF (IEMD)	Invesco Emerging Markets Debt Value ETF (IEMV)
Investment Income:
Affiliated dividend income	$1,000	$661	$1,124	$2,063
Unaffiliated interest income	283,682	394,933	454,933	872,743
Securities lending income	224	1,308	2	—
Foreign withholding tax	—	—	—	—

Total Income	284,906	396,902	456,059	874,806

Expenses:
Unitary management fees	14,207	13,924	35,860	53,341

Less: Waivers	(85)	(53)	(95)	(168)

Net Expenses	14,122	13,871	35,765	53,173

Net Investment Income	270,784	383,031	420,294	821,633

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from investment securities	(22,198)	(76,289)	(31,548)	(173,546)

Net change in unrealized appreciation (depreciation) on investment securities	45,459	(175,860)	260,575	1,380,230

Net realized and unrealized gain (loss)	23,261	(252,149)	229,027	1,206,684

Net increase in net assets resulting from operations	$294,045	$130,882	$649,321	$2,028,317

(a)	For the period December 4, 2018 (commencement of investment operations) through February 28, 2019

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco Investment Grade Defensive ETF (IIGD)	Invesco Investment Grade Value ETF (IIGV)	Invesco Multi-Factor Core Fixed Income ETF (IMFC)	Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)	Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)(a)	Invesco Multi-Factor Income ETF (IMFI)(a)

$568	$694	$797	$1,599	$1,884	$5,451
102,398	121,853	406,415	964,901	145,168	404,878
40	53	31	689	—	—
—	—	—	(27)	(439)	(2,360)

103,006	122,600	407,243	967,162	146,613	407,969

4,034	4,011	14,870	39,563	5,564	14,850

(48)	(169)	(73)	(145)	(157)	(458)

3,986	3,842	14,797	39,418	5,407	14,392

99,020	118,758	392,446	927,744	141,206	393,577

(388)	(17,571)	2,567	(50,231)	20,975	33,016

38,269	22,203	104,170	322,847	166,165	629,887

37,881	4,632	106,737	272,616	187,140	662,903

$136,901	$123,390	$499,183	$1,200,360	$328,346	$1,056,480

67

Statements of Changes in Net Assets

For the period ended February 28, 2019 and the period ended August 31, 2018

(Unaudited)

	Invesco Corporate Income Defensive ETF (IHYD)		Invesco Corporate Income Value ETF (IHYV)
	February 28, 2019	August 31, 2018(a)	February 28, 2019	August 31, 2018(a)
Operations:
Net investment income	$270,784	$53,409	$383,031	$77,703
Net realized gain (loss)	(22,198)	2,648	(76,289)	(14,794)
Net change in unrealized appreciation (depreciation)	45,459	47,552	(175,860)	20,154

Net increase (decrease) in net assets resulting from operations	294,045	103,609	130,882	83,063

Distributions to Shareholders from:
Distributable earnings	(296,381)	(29,870)	(417,197)	(43,955)

Shareholder Transactions:
Proceeds from shares sold	—	12,500,025	—	12,500,025
Transaction fees	—	14,072	—	20,143

Net increase in net assets resulting from shares transactions	—	12,514,097	—	12,520,168

Increase (Decrease) in Net Assets	(2,336)	12,587,836	(286,315)	12,559,276

Net Assets:
Beginning of period	12,587,836	—	12,559,276	—

End of period	$12,585,500	$12,587,836	$12,272,961	$12,559,276

Changes in Shares Outstanding:
Shares sold	—	500,001	—	500,001
Shares outstanding, beginning of period	500,001	—	500,001	—

Shares outstanding, end of period	500,001	500,001	500,001	500,001

(a)	For the period July 23, 2018 (commencement of investment operations) through August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco Emerging Markets Debt Defensive ETF (IEMD)		Invesco Emerging Markets Debt Value ETF (IEMV)		Invesco Investment Grade Defensive ETF (IIGD)
February 28, 2019	August 31, 2018(a)	February 28, 2019	August 31, 2018(a)	February 28, 2019	August 31, 2018(a)

$420,294	$80,827	$821,633	$166,721	$99,020	$20,671
(31,548)	(35,695)	(173,546)	(14,534)	(388)	2,018
260,575	(100,233)	1,380,230	(812,141)	38,269	29,906

649,321	(55,101)	2,028,317	(659,954)	136,901	52,595

(456,130)	(45,590)	(915,705)	(90,900)	(109,770)	(11,730)

—	25,000,025	—	37,500,025	—	6,250,025
—	18,732	—	27,825	—	—

—	25,018,757	—	37,527,850	—	6,250,025

193,191	24,918,066	1,112,612	36,776,996	27,131	6,290,890

24,918,066	—	36,776,996	—	6,290,890	—

$25,111,257	$24,918,066	$37,889,608	$36,776,996	$6,318,021	$6,290,890

—	1,000,001	—	1,500,001	—	250,001
1,000,001	—	1,500,001	—	250,001	—

1,000,001	1,000,001	1,500,001	1,500,001	250,001	250,001

69

Statements of Changes in Net Assets (continued)

For the period ended February 28, 2019 and the period ended August 31, 2018

(Unaudited)

	Invesco Investment Grade Value ETF (IIGV)		Invesco Multi-Factor Core Fixed Income ETF (IMFC)
	February 28, 2019	August 31, 2018(a)	February 28, 2019	August 31, 2018(a)
Operations:
Net investment income	$118,758	$24,608	$392,446	$81,175
Net realized gain (loss)	(17,571)	4,976	2,567	3,057
Net change in unrealized appreciation	22,203	41,590	104,170	114,137

Net increase in net assets resulting from operations	123,390	71,174	499,183	198,369

Distributions to Shareholders from:
Distributable earnings	(135,433)	(14,008)	(430,380)	(44,550)

Shareholder Transactions:
Proceeds from shares sold	—	6,250,025	—	25,000,025
Transaction fees	—	—	—	259

Net increase in net assets resulting from shares transactions	—	6,250,025	—	25,000,284

Increase (Decrease) in Net Assets	(12,043)	6,307,191	68,803	25,154,103

Net Assets:
Beginning of period	6,307,191	—	25,154,103	—

End of period	$6,295,148	$6,307,191	$25,222,906	$25,154,103

Changes in Shares Outstanding:
Shares sold	—	250,001	—	1,000,001
Shares outstanding, beginning of period	250,001	—	1,000,001	—

Shares outstanding, end of period	250,001	250,001	1,000,001	1,000,001

(a)	For the period July 23, 2018 (commencement of investment operations) through August 31, 2018.
(b)	For the period December 4, 2018 (commencement of investment operations) through February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)		Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)	Invesco Multi-Factor Income ETF (IMFI)
February 28, 2019	August 31, 2018(a)	February 28, 2019(b)	February 28, 2019(b)

$927,744	$188,171	$141,206	$393,577
(50,231)	2,474	20,975	33,016
322,847	143,012	166,165	629,887

1,200,360	333,657	328,346	1,056,480

(1,010,481)	(104,120)	(140,968)	(393,968)

—	50,000,025	20,000,025	40,000,025
—	20,248	—	—

—	50,020,273	20,000,025	40,000,025

189,879	50,249,810	20,187,403	40,662,537

50,249,810	—	—	—

$50,439,689	$50,249,810	$20,187,403	$40,662,537

—	2,000,001	800,001	1,600,001
2,000,001	—	—	—

2,000,001	2,000,001	800,001	1,600,001

71

Financial Highlights

Invesco Corporate Income Defensive ETF (IHYD)

	Six Months Ended February 28, 2019 (Unaudited)		For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.18		$25.00
Net investment income(b)	0.54		0.11
Net realized and unrealized gain	0.05		0.10
Total from investment operations	0.59		0.21
Distributions to shareholders from:
Net investment income	(0.59)		(0.06)
Capital gains	(0.01)		—
Distributions to shareholders	(0.60)		(0.06)
Transaction fees(b)	—		0.03
Net asset value at end of period	$25.17		$25.18
Market price at end of period(c)	$25.18		$25.18
Net Asset Value, Total Return(d)	2.37%		0.96	%(e)
Market Price Total Return(d)	2.42%		0.96	%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$12,586		$12,588
Ratio to average net assets of:
Expenses	0.23	%(f)	0.23	%(f)
Net investment income	4.38	%(f)	4.08	%(f)
Portfolio turnover rate(g)	28%		8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.84%. The market price total return from Fund Inception to August 31, 2018 was 1.04%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights (continued)

Invesco Corporate Income Value ETF (IHYV)

	Six Months Ended February 28, 2019 (Unaudited)		For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.12		$25.00
Net investment income(b)	0.77		0.16
Net realized and unrealized gain (loss)	(0.51)		0.01
Total from investment operations	0.26		0.17
Distributions to shareholders from:
Net investment income	(0.83)		(0.09)
Transaction fees(b)	—		0.04
Net asset value at end of period	$24.55		$25.12
Market price at end of period(c)	$24.55		$25.13
Net Asset Value, Total Return(d)	1.15%		0.83	%(e)
Market Price Total Return(d)	1.12%		0.87	%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$12,273		$12,559
Ratio to average net assets of:
Expenses	0.23	%(f)	0.23	%(f)
Net investment income	6.33	%(f)	5.95	%(f)
Portfolio turnover rate(g)	49%		14%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.71%. The market price total return from Fund Inception to August 31, 2018 was 0.91%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Financial Highlights (continued)

Invesco Emerging Markets Debt Defensive ETF (IEMD)

	Six Months Ended February 28, 2019 (Unaudited)		For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$24.92		$25.00
Net investment income(b)	0.42		0.08
Net realized and unrealized gain (loss)	0.23		(0.13)
Total from investment operations	0.65		(0.05)
Distributions to shareholders from:
Net investment income	(0.46)		(0.05)
Transaction fees(b)	—		0.02
Net asset value at end of period	$25.11		$24.92
Market price at end of period(c)	$25.15		$24.94
Net Asset Value, Total Return(d)	2.62%		(0.14	)%(e)
Market Price Total Return(d)	2.70%		(0.06	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$25,111		$24,918
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29	%(f)
Net investment income	3.40	%(f)	3.11	%(f)
Portfolio turnover rate(g)	47%		47%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was (0.10)%. The market price total return from Fund Inception to August 31, 2018 was (0.06)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Financial Highlights (continued)

Invesco Emerging Markets Debt Value ETF (IEMV)

	Six Months Ended February 28, 2019 (Unaudited)		For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$24.52		$25.00
Net investment income(b)	0.55		0.11
Net realized and unrealized gain (loss)	0.80		(0.55)
Total from investment operations	1.35		(0.44)
Distributions to shareholders from:
Net investment income	(0.61)		(0.06)
Transaction fees(b)	—		0.02
Net asset value at end of period	$25.26		$24.52
Market price at end of period(c)	$25.29		$24.53
Net Asset Value, Total Return(d)	5.59%		(1.68	)%(e)
Market Price Total Return(d)	5.66%		(1.64	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$37,890		$36,777
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29	%(f)
Net investment income	4.47	%(f)	4.31	%(f)
Portfolio turnover rate(g)	57%		42%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was (1.72)%. The market price total return from Fund Inception to August 31, 2018 was (1.75)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Financial Highlights (continued)

Invesco Investment Grade Defensive ETF (IIGD)

	Six Months Ended February 28, 2019 (Unaudited)		For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.16		$25.00
Net investment income(b)	0.40		0.08
Net realized and unrealized gain	0.15		0.13
Total from investment operations	0.55		0.21
Distributions to shareholders from:
Net investment income	(0.43)		(0.05)
Capital gains	(0.01)		—
Distributions to shareholders	(0.44)		(0.05)
Net asset value at end of period	$25.27		$25.16
Market price at end of period(c)	$25.32		$25.17
Net Asset Value, Total Return(d)	2.21%		0.83	%(e)
Market Price Total Return(d)	2.37%		0.87	%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$6,318		$6,291
Ratio to average net assets of:
Expenses, after Waivers	0.13	%(f)	0.12	%(f)
Expenses, prior to Waivers	0.13	%(f)	0.13	%(f)
Net investment income	3.19	%(f)	3.16	%(f)
Portfolio turnover rate(g)	25%		10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.67%. The market price total return from Fund Inception to August 31, 2018 was 0.83%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights (continued)

Invesco Investment Grade Value ETF (IIGV)

	Six Months Ended February 28, 2019 (Unaudited)		For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.23		$25.00
Net investment income(b)	0.48		0.10
Net realized and unrealized gain	0.01		0.19
Total from investment operations	0.49		0.29
Distributions to shareholders from:
Net investment income	(0.52)		(0.06)
Capital gains	(0.02)		—
Distributions to shareholders	(0.54)		(0.06)
Net asset value at end of period	$25.18		$25.23
Market price at end of period(c)	$25.21		$25.23
Net Asset Value, Total Return(d)	2.00%		1.14	%(e)
Market Price Total Return(d)	2.12%		1.14	%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$6,295		$6,307
Ratio to average net assets of:
Expenses, after Waivers	0.12	%(f)	0.13	%(f)
Expenses, prior to Waivers	0.13	%(f)	0.13	%(f)
Net investment income	3.85	%(f)	3.76	%(f)
Portfolio turnover rate(g)	51%		16%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.78%. The market price total return from Fund Inception to August 31, 2018 was 0.78%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Financial Highlights (continued)

Invesco Multi-Factor Core Fixed Income ETF (IMFC)

	Six Months Ended February 28, 2019 (Unaudited)		For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.15		$25.00
Net investment income(b)	0.39		0.08
Net realized and unrealized gain	0.11		0.11
Total from investment operations	0.50		0.19
Distributions to shareholders from:
Net investment income	(0.43)		(0.04)
Transaction fees(b)	—		0.00	(c)
Net asset value at end of period	$25.22		$25.15
Market price at end of period(d)	$25.23		$25.15
Net Asset Value, Total Return(e)	2.02%		0.78	%(f)
Market Price Total Return(e)	2.06%		0.78	%(f)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$25,223		$25,154
Ratio to average net assets of:
Expenses, after Waivers	0.12	%(g)	0.11	%(g)
Expenses, prior to Waivers	0.12	%(g)	0.12	%(g)
Net investment income	3.17	%(g)	3.11	%(g)
Portfolio turnover rate(h)	22%		5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.58%. The market price total return from Fund Inception to August 31, 2018 was 0.74%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Financial Highlights (continued)

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

	Six Months Ended February 28, 2019 (Unaudited)		For the Period July 23, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.12		$25.00
Net investment income(b)	0.46		0.09
Net realized and unrealized gain	0.14		0.07
Total from investment operations	0.60		0.16
Distributions to shareholders from:
Net investment income	(0.50)		(0.05)
Transaction fees(b)	—		0.01
Net asset value at end of period	$25.22		$25.12
Market price at end of period(c)	$25.23		$25.12
Net Asset Value, Total Return(d)	2.45%		0.69	%(e)
Market Price Total Return(d)	2.49%		0.69	%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$50,440		$50,250
Ratio to average net assets of:
Expenses, after Waivers	0.16	%(f)	0.15	%(f)
Expenses, prior to Waivers	0.16	%(f)	0.16	%(f)
Net investment income	3.75	%(f)	3.60	%(f)
Portfolio turnover rate(g)	24%		9%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.49%. The market price total return from Fund Inception to August 31, 2018 was 0.53%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Financial Highlights (continued)

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)

	For the Period December 4, 2018(a) Through February 28, 2019 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.18
Net realized and unrealized gain	0.23
Total from investment operations	0.41
Distributions to shareholders from:
Net investment income	(0.18)
Net asset value at end of period	$25.23
Market price at end of period(c)	$25.23
Net Asset Value, Total Return(d)	1.63	%(e)
Market Price Total Return(d)	1.63	%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$20,187
Ratio to average net assets of:
Expenses	0.12	%(f)
Net investment income	2.94	%(f)
Portfolio turnover rate(g)	24%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 6, 2018, the first day of trading on the exchange) to February 28, 2019 was 1.55%. The market price total return from Fund Inception to February 28, 2019 was 1.27%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights (continued)

Invesco Multi-Factor Income ETF (IMFI)

	For the Period December 4, 2018(a) Through February 28, 2019 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.25
Net realized and unrealized gain	0.41
Total from investment operations	0.66
Distributions to shareholders from:
Net investment income	(0.25)
Net asset value at end of period	$25.41
Market price at end of period(c)	$25.41
Net Asset Value, Total Return(d)	2.64	%(e)
Market Price Total Return(d)	2.64	%(e)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$40,663
Ratio to average net assets of:
Expenses, after Waivers	0.15	%(f)
Expenses, prior to Waivers	0.16	%(f)
Net investment income	4.09	%(f)
Portfolio turnover rate(g)	12%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 6, 2018, the first day of trading on the exchange) to February 28, 2019 was 2.72%. The market price total return from Fund Inception to February 28, 2019 was 3.59%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2019

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Corporate Income Defensive ETF (IHYD)	“Corporate Income Defensive ETF”
Invesco Corporate Income Value ETF (IHYV)	“Corporate Income Value ETF”
Invesco Emerging Markets Debt Defensive ETF (IEMD)	“Emerging Markets Debt Defensive ETF”
Invesco Emerging Markets Debt Value ETF (IEMV)	“Emerging Markets Debt Value ETF”
Invesco Investment Grade Defensive ETF (IIGD)	“Investment Grade Defensive ETF”
Invesco Investment Grade Value ETF (IIGV)	“Investment Grade Value ETF”
Invesco Multi-Factor Core Fixed Income ETF (IMFC)	“Multi-Factor Core Fixed Income ETF”
Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)	“Multi-Factor Core Plus Fixed Income ETF”
Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)*	“Multi-Factor Defensive Core Fixed Income ETF”
Invesco Multi-Factor Income ETF (IMFI)*	“Multi-Factor Income ETF”

*	Commenced operations on December 4, 2018.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Multi-Factor Defensive Core Fixed Income ETF and Multi-Factor Income ETF, Shares of which are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Corporate Income Defensive ETF	Invesco High Yield Defensive Index
Corporate Income Value ETF	Invesco High Yield Value Index
Emerging Markets Debt Defensive ETF	Invesco Emerging Markets Debt Defensive Index
Emerging Markets Debt Value ETF	Invesco Emerging Markets Debt Value Index
Investment Grade Defensive ETF	Invesco Investment Grade Defensive Index
Investment Grade Value ETF	Invesco Investment Grade Value Index
Multi-Factor Core Fixed Income ETF	Invesco Multi-Factor Core Index
Multi-Factor Core Plus Fixed Income ETF	Invesco Multi-Factor Core Plus Index
Multi-Factor Defensive Core Fixed Income ETF	Invesco Multi-Factor Defensive Core Index
Multi-Factor Income ETF	Invesco Multi-Factor Income Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

82

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

83

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities, which may have lower trading volumes.

Changing Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s raising of the target range for the Federal Funds Rate (and possible continued fluctuations in equivalent foreign rates) may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Funds’ transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. To the extent that a Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

84

Sampling Risk. Each Fund’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if a Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, each Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of each Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, each Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of the return between the Fund and conventional ETFs.

Foreign Investment Risk. For Emerging Markets Debt Defensive ETF, Emerging Markets Debt Value ETF and Multi-Factor Core Plus Fixed Income ETF, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be exacerbated in emerging market countries. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Valuation Risk. For Emerging Markets Debt Defensive ETF, Emerging Markets Debt Value ETF and Multi-Factor Core Plus Fixed Income ETF, financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-Investment Grade Securities Risk. Certain Funds invest in non-investment grade securities. Non-investment grade securities and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as

85

specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.

Sovereign Debt Risk. Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, a Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

U.S. Government Obligation Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the

86

Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

87

J. Securities Lending

During the six-month period ended February 28, 2019, Corporate Income Defensive ETF, Corporate Income Value ETF, Emerging Markets Debt Defensive ETF, Investment Grade Defensive ETF, Investment Grade Value ETF, Multi-Factor Core Fixed Income ETF and Multi-Factor Core Plus Fixed Income ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the period ended August 31, 2018, distributions from distributable earnings consisted of distributions from net investment income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Corporate Income Defensive ETF	0.23%
Corporate Income Value ETF	0.23%
Emerging Markets Debt Defensive ETF	0.29%
Emerging Markets Debt Value ETF	0.29%
Investment Grade Defensive ETF	0.13%
Investment Grade Value ETF	0.13%
Multi-Factor Core Fixed Income ETF	0.12%
Multi-Factor Core Plus Fixed Income ETF	0.16%
Multi-Factor Defensive Core Fixed Income ETF	0.12%
Multi-Factor Income ETF	0.16%

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

88

For the six-month period ended February 28, 2019, the Adviser waived fees for each Fund in the following amounts:

Corporate Income Defensive ETF	$85
Corporate Income Value ETF	53
Emerging Markets Debt Defensive ETF	95
Emerging Markets Debt Value ETF	168
Investment Grade Defensive ETF	48
Investment Grade Value ETF	169
Multi-Factor Core Fixed Income ETF	73
Multi-Factor Core Plus Fixed Income ETF	145
Multi-Factor Defensive Core Fixed Income ETF*	157
Multi-Factor Income ETF*	458

*	For the period December 4, 2018 through February 28, 2019.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

89

The following is a summary of the tiered valuation input levels, as of February 28, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Corporate Income Defensive ETF
Investments in Securities
Corporate Bonds	$—	$12,366,557	$—	$12,366,557
Money Market Funds	539,055	—	—	539,055

Total Investments	$539,055	$12,366,557	$—	$12,905,612

Corporate Income Value ETF
Investments in Securities
Corporate Bonds	$—	$11,912,317	$—	$11,912,317
Money Market Funds	1,049,211	—	—	1,049,211

Total Investments	$1,049,211	$11,912,317	$—	$12,961,528

Emerging Markets Debt Defensive ETF
Investments in Securities
Corporate Bonds	$—	$12,833,691	$—	$12,833,691
Sovereign Debt Obligations	—	11,425,390	—	11,425,390
Money Market Funds	189,000	—	—	189,000

Total Investments	$189,000	$24,259,081	$—	$24,448,081

Emerging Markets Debt Value ETF
Investments in Securities
Corporate Bonds	$—	$22,565,513	$—	$22,565,513
Sovereign Debt Obligations	—	14,297,548	—	14,297,548
Money Market Funds	521,978	—	—	521,978

Total Investments	$521,978	$36,863,061	$—	$37,385,039

Investment Grade Defensive ETF
Investments in Securities
Corporate Bonds	$—	$6,263,784	$—	$6,263,784
Money Market Funds	256,889	—	—	256,889

Total Investments	$256,889	$6,263,784	$—	$6,520,673

Investment Grade Value ETF
Investments in Securities
Corporate Bonds	$—	$6,151,039	$—	$6,151,039
Money Market Funds	500,814	—	—	500,814

Total Investments	$500,814	$6,151,039	$—	$6,651,853

Multi-Factor Core Fixed Income ETF
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$10,021,887	$—	$10,021,887
U.S. Treasury Securities	—	7,598,648	—	7,598,648
Corporate Bonds and Notes	—	7,360,896	—	7,360,896
Money Market Funds	301,057	—	—	301,057

Total Investments	$301,057	$24,981,431	$—	$25,282,488

Multi-Factor Core Plus Fixed Income ETF
Investments in Securities
Corporate Bonds and Notes	$—	$32,077,981	$—	$32,077,981
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	10,077,657	—	10,077,657
U.S. Treasury Securities	—	4,988,795	—	4,988,795
Sovereign Debt Obligations	—	2,128,644	—	2,128,644
Money Market Funds	868,473	—	—	868,473

Total Investments	$868,473	$49,273,077	$—	$50,141,550

90

	Level 1	Level 2	Level 3	Total
Multi-Factor Defensive Core Fixed Income ETF
Investments in Securities
U.S. Treasury Securities	$—	$11,072,564	$—	$11,072,564
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	4,041,403	—	4,041,403
Corporate Bonds and Notes	—	3,903,383	—	3,903,383
Sovereign Debt Obligations	—	819,345	—	819,345
Money Market Funds	21,704	—	—	21,704

Total Investments	$21,704	$19,836,695	$—	$19,858,399

Multi-Factor Income ETF
Investments in Securities
Corporate Bonds and Notes	$—	$26,858,301	$—	$26,858,301
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	10,105,065	—	10,105,065
Sovereign Debt Obligations	—	3,698,914	—	3,698,914
Money Market Funds	25,062	—	—	25,062

Total Investments	$25,062	$40,662,280	$—	$40,687,342

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2018:

	Post-effective/no expiration
	Short-Term	Long-Term	Total
Corporate Income Defensive ETF	$—	$—	$—
Corporate Income Value ETF	14,329	—	14,329
Emerging Markets Debt Defensive ETF	35,695	—	35,695
Emerging Markets Debt Value ETF	14,534	—	14,534
Investment Grade Defensive ETF	—	—	—
Investment Grade Value ETF	—	—	—
Multi-Factor Core Fixed Income ETF	—	—	—
Multi-Factor Core Plus Fixed Income ETF	—	—	—

Note 6. Investment Transactions

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Corporate Income Defensive ETF	$3,488,187	$3,424,170
Corporate Income Value ETF	5,917,187	6,075,945
Emerging Markets Debt Defensive ETF	11,560,216	11,883,871
Emerging Markets Debt Value ETF	20,895,825	21,508,498
Investment Grade Defensive ETF	1,530,415	1,518,916
Investment Grade Value ETF	3,105,893	3,124,244
Multi-Factor Core Fixed Income ETF	3,681,295	3,928,056
Multi-Factor Core Plus Fixed Income ETF	11,090,918	11,787,729
Multi-Factor Defensive Core Fixed Income ETF*	9,967,914	1,338,031
Multi-Factor Income ETF*	44,771,610	4,784,787

*	For the period December 4, 2018 through February 28, 2019.

91

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions) for the Multi-Factor Core Fixed Income ETF amounted to $1,815,190 and $1,736,856, respectively, and for the Multi-Factor Core Plus Fixed Income ETF amounted to $610,990 and $599,463, respectively. For the period December 4, 2018 through February 28, 2019, the Multi-Factor Defensive Core Fixed Income ETF amounted to $12,684,508 and $1,676,842, respectively.

At February 28, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Corporate Income Defensive ETF	$133,839	$(40,828)	$93,011	$12,812,601
Corporate Income Value ETF	148,353	(304,524)	(156,171)	13,117,699
Emerging Markets Debt Defensive ETF	164,967	(4,625)	160,342	24,287,739
Emerging Markets Debt Value ETF	687,140	(119,051)	568,089	36,816,950
Investment Grade Defensive ETF	71,978	(3,803)	68,175	6,452,498
Investment Grade Value ETF	75,652	(11,860)	63,792	6,588,061
Multi-Factor Core Fixed Income ETF	224,244	(5,937)	218,307	25,064,181
Multi-Factor Core Plus Fixed Income ETF	546,507	(80,647)	465,860	49,675,690
Multi-Factor Defensive Core Fixed Income ETF*	168,758	(2,593)	166,165	19,692,234
Multi-Factor Income ETF*	710,040	(80,153)	629,887	40,057,455

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 100,000 Shares (50,000 Shares for Investment Grade Defensive ETF and Investment Grade Value ETF). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally in exchange for the deposit or delivery of cash. However, the Funds also reserve the right to permit or require Creation Units to be issued in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”).

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

92

Note 9. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

93

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Corporate Income Defensive ETF (IHYD)
Actual	$1,000.00	$1,023.70	0.23%	$1.15
Hypothetical (5% return before expenses)	1,000.00	1,023.65	0.23	1.15
Invesco Corporate Income Value ETF (IHYV)
Actual	1,000.00	1,011.50	0.23	1.15
Hypothetical (5% return before expenses)	1,000.00	1,023.65	0.23	1.15
Invesco Emerging Markets Debt Defensive ETF (IEMD)
Actual	1,000.00	1,026.20	0.29	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco Emerging Markets Debt Value ETF (IEMV)
Actual	1,000.00	1,055.90	0.29	1.48
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco Investment Grade Defensive ETF (IIGD)
Actual	1,000.00	1,022.10	0.13	0.65
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65
Invesco Investment Grade Value ETF (IIGV)
Actual	1,000.00	1,020.00	0.12	0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.12	0.60

94

Fees and Expenses (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Multi-Factor Core Fixed Income ETF (IMFC)
Actual	$1,000.00	$1,020.20		0.12%	$0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.20		0.12	0.60
Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)
Actual	1,000.00	1,024.50		0.16	0.80
Hypothetical (5% return before expenses)	1,000.00	1,024.00		0.16	0.80
Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)
Actual	1,000.00	1,015.46	(2)	0.12	0.29	(3)
Hypothetical (5% return before expenses)	1,000.00	1,024.20	(2)	0.12	0.60	(3)
Invesco Multi-Factor Income ETF (IMFI)
Actual	1,000.00	1,027.17	(2)	0.15	0.36	(3)
Hypothetical (5% return before expenses)	1,000.00	1,024.05	(2)	0.15	0.75	(3)

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period December 4, 2018 (commencement of investment operations) through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 4, 2018 (commencement of investment operations) to February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 87/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

95

Board Considerations Regarding Approval of Investment Advisory Agreement

Board Considerations Regarding Approval of Investment Advisory Agreement for

Invesco Multi-Factor Defensive Core Fixed Income ETF

Invesco Multi-Factor Income ETF

At a meeting held on September 21, 2018, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for the Invesco Multi-Factor Defensive Core Fixed Income ETF and Invesco Multi-Factor Income ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees noted that the fee data provided by the Adviser included only one passive peer ETF and only one open-end index peer for the Invesco Multi-Factor Income ETF. The Trustees also considered fee and expense data on Adviser-identified selected peers. The Trustees noted that the fee data provided by the Adviser for each Fund included four Adviser-identified selected peers.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its peer groups and select peer group as shown below:

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco Multi-Factor Defensive Core Fixed Income ETF	Higher than median (10)	Lower than median (15)	Lower than median (122)	Lower than median (4)
Invesco Multi-Factor Income ETF	Lower than median (1)	Lower than median (1)	Lower than median (60)	Lower than median (4)

The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

96

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2018 meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund, and had noted that it does not have any soft-dollar arrangements. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for each Fund and would be paid a licensing fee by the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

97

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SIFT-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2019

BSCJ	Invesco BulletShares 2019 Corporate Bond ETF

BSCK	Invesco BulletShares 2020 Corporate Bond ETF

BSCL	Invesco BulletShares 2021 Corporate Bond ETF

BSCM	Invesco BulletShares 2022 Corporate Bond ETF

BSCN	Invesco BulletShares 2023 Corporate Bond ETF

BSCO	Invesco BulletShares 2024 Corporate Bond ETF

BSCP	Invesco BulletShares 2025 Corporate Bond ETF

BSCQ	Invesco BulletShares 2026 Corporate Bond ETF

BSCR	Invesco BulletShares 2027 Corporate Bond ETF

BSCS	Invesco BulletShares 2028 Corporate Bond ETF

(continued on inside front cover)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Invesco Semi-Annual Report to Shareholders (continued)

BSJJ	Invesco BulletShares 2019 High Yield Corporate Bond ETF

BSJK	Invesco BulletShares 2020 High Yield Corporate Bond ETF

BSJL	Invesco BulletShares 2021 High Yield Corporate Bond ETF

BSJM	Invesco BulletShares 2022 High Yield Corporate Bond ETF

BSJN	Invesco BulletShares 2023 High Yield Corporate Bond ETF

BSJO	Invesco BulletShares 2024 High Yield Corporate Bond ETF

BSJP	Invesco BulletShares 2025 High Yield Corporate Bond ETF

BSJQ	Invesco BulletShares 2026 High Yield Corporate Bond ETF

BSAE	Invesco BulletShares 2021 USD Emerging Markets Debt ETF

BSBE	Invesco BulletShares 2022 USD Emerging Markets Debt ETF

BSCE	Invesco BulletShares 2023 USD Emerging Markets Debt ETF

BSDE	Invesco BulletShares 2024 USD Emerging Markets Debt ETF

(This Page Intentionally Left Blank)

2

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	42.7
Consumer, Non-cyclical	13.3
Energy	8.6
Consumer, Cyclical	7.3
Communications	7.0
Industrial	6.2
Technology	5.6
Utilities	1.9
Basic Materials	0.3
Money Market Funds Plus Other Assets Less Liabilities	7.1

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—92.9%
	Advertising—0.2%
$2,587,000	Omnicom Group, Inc./Omnicom Capital, Inc.	6.250%	07/15/2019	$2,619,340

	Aerospace/Defense—1.1%
2,736,000	Boeing Capital Corp.	4.700	10/27/2019	2,772,837
2,533,000	Boeing Co. (The)	6.000	03/15/2019	2,535,418
4,319,000	Lockheed Martin Corp.	4.250	11/15/2019	4,361,196
2,553,000	Northrop Grumman Corp.	5.050	08/01/2019	2,578,771
2,816,000	United Technologies Corp.	1.500	11/01/2019	2,792,317

				15,040,539

	Agriculture—0.8%
5,125,000	Altria Group, Inc.	9.250	08/06/2019	5,255,271
3,512,000	Philip Morris International, Inc.	1.875	11/01/2019	3,492,074
2,554,000	Reynolds American, Inc. (United Kingdom)	8.125	06/23/2019	2,593,303

				11,340,648

	Auto Manufacturers—5.1%
5,224,000	American Honda Finance Corp., MTN	1.200	07/12/2019	5,196,824
5,054,000	American Honda Finance Corp., MTN	2.250	08/15/2019	5,043,524
3,007,000	American Honda Finance Corp., MTN	2.000	11/13/2019	2,993,983
5,850,000	Ford Motor Credit Co. LLC	2.375	03/12/2019	5,849,038
2,900,000	Ford Motor Credit Co. LLC	2.262	03/28/2019	2,898,454
5,700,000	Ford Motor Credit Co. LLC	2.021	05/03/2019	5,691,448
3,500,000	Ford Motor Credit Co. LLC	1.897	08/12/2019	3,482,402
6,050,000	Ford Motor Credit Co. LLC	2.597	11/04/2019	6,034,741
6,292,000	General Motors Financial Co., Inc.	2.400	05/09/2019	6,287,588
4,061,000	General Motors Financial Co., Inc.	3.500	07/10/2019	4,068,984
3,279,000	General Motors Financial Co., Inc.	2.350	10/04/2019	3,266,604
2,143,000	PACCAR Financial Corp., MTN	1.300	05/10/2019	2,137,626
4,776,000	Toyota Motor Credit Corp., MTN	1.400	05/20/2019	4,765,519
5,529,000	Toyota Motor Credit Corp., MTN	2.125	07/18/2019	5,518,404
4,465,000	Toyota Motor Credit Corp., MTN	1.550	10/18/2019	4,433,635

				67,668,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks—35.1%
$2,200,000	Bank of America Corp.	5.490%	03/15/2019	$2,201,808
8,340,000	Bank of America Corp.	7.625	06/01/2019	8,436,361
11,024,000	Bank of America Corp., Series L, GMTN	2.650	04/01/2019	11,023,684
7,983,000	Bank of Montreal, MTN (Canada)	1.500	07/18/2019	7,949,098
4,687,000	Bank of Montreal, MTN (Canada)	2.100	12/12/2019	4,664,804
1,808,000	Bank of New York Mellon Corp. (The), MTN(a)	2.200	03/04/2019	1,808,000
1,774,000	Bank of New York Mellon Corp. (The)	5.450	05/15/2019	1,783,265
4,526,000	Bank of New York Mellon Corp. (The), MTN	2.300	09/11/2019	4,517,666
3,505,000	Bank of New York Mellon Corp. (The), Series G	2.200	05/15/2019	3,502,127
7,396,000	Bank of Nova Scotia (The) (Canada)	1.650	06/14/2019	7,377,365
7,012,000	Bank of Nova Scotia (The) (Canada)	2.125	09/11/2019	6,991,387
4,596,000	Bank of Nova Scotia (The), BKNT (Canada)(a)	2.050	06/05/2019	4,588,964
2,403,000	Barclays Bank PLC, BKNT (United Kingdom)	6.750	05/22/2019	2,422,722
8,550,000	Barclays PLC (United Kingdom)	2.750	11/08/2019	8,531,241
1,802,000	BB&T Corp., MTN	6.850	04/30/2019	1,813,416
2,500,000	BB&T Corp.	5.250	11/01/2019	2,538,806
3,777,000	BNP Paribas SA, MTN (France)	2.450	03/17/2019	3,776,794
6,150,000	BPCE SA, MTN (France)	2.500	07/15/2019	6,143,758
7,400,000	Branch Banking & Trust Co., BKNT	1.450	05/10/2019	7,385,255
4,008,000	Canadian Imperial Bank of Commerce (Canada)	1.600	09/06/2019	3,985,869
4,500,000	Capital One NA	2.400	09/05/2019	4,487,278
5,655,000	Capital One NA, BKNT	1.850	09/13/2019	5,623,884
8,158,000	Citigroup, Inc.	2.550	04/08/2019	8,156,807
5,402,000	Citigroup, Inc.	8.500	05/22/2019	5,467,844
3,994,000	Citigroup, Inc.	2.050	06/07/2019	3,986,145
7,038,000	Citigroup, Inc.	2.500	07/29/2019	7,029,462
3,598,000	Citizens Bank NA, MTN	2.450	12/04/2019	3,586,179
3,800,000	Citizens Bank NA, BKNT	2.500	03/14/2019	3,800,125
5,000,000	Cooperatieve Rabobank UA, BKNT (Netherlands)	1.375	08/09/2019	4,970,110
11,000,000	Credit Suisse AG, GMTN (Switzerland)	2.300	05/28/2019	10,991,035
6,450,000	Credit Suisse AG, GMTN (Switzerland)	5.300	08/13/2019	6,520,761
7,215,000	Deutsche Bank AG, GMTN (Germany)	2.850	05/10/2019	7,208,533
1,761,000	Fifth Third Bancorp	2.300	03/01/2019	1,761,000
2,900,000	Fifth Third Bank, BKNT	2.300	03/15/2019	2,899,731
4,200,000	Fifth Third Bank, BKNT(a)	2.375	04/25/2019	4,199,240
3,400,000	Fifth Third Bank, BKNT	1.625	09/27/2019	3,377,477
2,832,000	Goldman Sachs Group, Inc. (The)	2.000	04/25/2019	2,829,096
2,236,000	Goldman Sachs Group, Inc. (The)	1.950	07/23/2019	2,228,854
12,595,000	Goldman Sachs Group, Inc. (The)	2.550	10/23/2019	12,568,584
10,568,000	Goldman Sachs Group, Inc. (The)	2.300	12/13/2019	10,520,960
2,206,000	HSBC USA, Inc.(a)	2.250	06/23/2019	2,202,655
4,775,000	HSBC USA, Inc.	2.375	11/13/2019	4,761,509
2,902,000	Huntington National Bank (The)	2.200	04/01/2019	2,901,100
4,136,000	JPMorgan Chase & Co.	1.850	03/22/2019	4,134,666
14,469,000	JPMorgan Chase & Co.	6.300	04/23/2019	14,538,293
10,335,000	JPMorgan Chase & Co.	2.200	10/22/2019	10,300,925
4,800,000	JPMorgan Chase Bank NA, BKNT	1.650	09/23/2019	4,771,508
3,490,000	KeyBank NA, BKNT	2.350	03/08/2019	3,489,831
2,898,000	KeyBank NA, BKNT	1.600	08/22/2019	2,882,389
3,550,000	KeyBank NA, BKNT	2.500	12/15/2019	3,542,352
1,841,000	Manufacturers & Traders Trust Co., BKNT	2.250	07/25/2019	1,837,086
12,764,000	Morgan Stanley, GMTN	7.300	05/13/2019	12,873,760
11,752,000	Morgan Stanley, GMTN	2.375	07/23/2019	11,732,776
13,600,000	Morgan Stanley, GMTN	5.625	09/23/2019	13,802,634
2,902,000	MUFG Union Bank NA, BKNT	2.250	05/06/2019	2,899,395
3,357,000	National City Corp.	6.875	05/15/2019	3,384,502
4,000,000	PNC Bank NA, BKNT	1.950	03/04/2019	4,000,000
4,100,000	PNC Bank NA, BKNT	2.250	07/02/2019	4,094,334
4,700,000	PNC Bank NA, BKNT	1.450	07/29/2019	4,677,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$2,702,000	PNC Financial Services Group, Inc. (The)	6.700%	06/10/2019	$2,730,521
3,734,000	Royal Bank of Canada, GMTN (Canada)	2.150	03/15/2019	3,733,619
7,042,000	Royal Bank of Canada, GMTN (Canada)	1.625	04/15/2019	7,034,063
6,780,000	Royal Bank of Canada, GMTN (Canada)	1.500	07/29/2019	6,750,567
3,775,000	Royal Bank of Scotland Group PLC, GMTN (United Kingdom)	6.400	10/21/2019	3,847,459
6,741,000	Santander UK PLC (United Kingdom)	2.500	03/14/2019	6,740,837
4,621,000	Santander UK PLC (United Kingdom)	2.350	09/10/2019	4,610,412
4,354,000	Skandinaviska Enskilda Banken AB (Sweden)	1.500	09/13/2019	4,324,106
4,000,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	2.250	07/11/2019	3,993,061
3,000,000	Sumitomo Mitsui Banking Corp. (Japan)	2.092	10/18/2019	2,985,513
2,348,000	SunTrust Banks, Inc.	2.500	05/01/2019	2,347,484
4,000,000	Svenska Handelsbanken AB, GMTN (Sweden)	2.250	06/17/2019	3,995,432
4,200,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	1.500	09/06/2019	4,171,673
4,723,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.450	08/13/2019	4,697,605
7,590,000	Toronto-Dominion Bank (The), GMTN (Canada)(a)	1.900	10/24/2019	7,552,523
5,495,000	Toronto-Dominion Bank (The), MTN (Canada)	2.250	11/05/2019	5,478,348
6,523,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	6,511,529
5,974,000	U.S. Bancorp, MTN	2.200	04/25/2019	5,971,583
5,000,000	U.S. Bank NA, BKNT	1.400	04/26/2019	4,992,011
7,225,000	U.S. Bank NA, BKNT	2.125	10/28/2019	7,198,031
11,150,000	UBS AG, GMTN (Switzerland)	2.375	08/14/2019	11,133,538
8,115,000	Wells Fargo & Co.	2.125	04/22/2019	8,109,297
12,400,000	Wells Fargo Bank NA, BKNT	1.750	05/24/2019	12,375,860
11,615,000	Wells Fargo Bank NA, BKNT, MTN	2.150	12/06/2019	11,561,652

				469,329,722

	Beverages—1.6%
5,030,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	6.875	11/15/2019	5,171,183
5,247,000	Coca-Cola Co. (The)	1.375	05/30/2019	5,231,599
2,700,000	Constellation Brands, Inc.	2.000	11/07/2019	2,681,787
2,500,000	Molson Coors Brewing Co.(a)	1.450	07/15/2019	2,487,178
2,730,000	PepsiCo, Inc.(a)	1.550	05/02/2019	2,725,825
3,723,000	PepsiCo, Inc.	1.350	10/04/2019	3,690,208

				21,987,780

	Biotechnology—1.2%
5,863,000	Amgen, Inc.	1.900	05/10/2019	5,853,989
6,062,000	Amgen, Inc.	2.200	05/22/2019	6,055,383
2,060,000	Celgene Corp.	2.250	05/15/2019	2,057,336
2,499,000	Gilead Sciences, Inc.	2.050	04/01/2019	2,498,475

				16,465,183

	Chemicals—0.1%
1,807,000	EI du Pont de Nemours & Co.	5.750	03/15/2019	1,808,528

	Computers—2.4%
9,046,000	Apple, Inc.	2.100	05/06/2019	9,039,191
5,573,000	Apple, Inc.	1.100	08/02/2019	5,537,380
4,591,000	Apple, Inc.	1.800	11/13/2019	4,565,348
2,500,000	International Business Machines Corp.(a)	1.875	05/15/2019	2,496,360
6,000,000	International Business Machines Corp.	1.800	05/17/2019	5,990,400
3,735,000	International Business Machines Corp.	8.375	11/01/2019	3,871,241

				31,499,920

	Cosmetics/Personal Care—0.9%
1,785,000	Colgate-Palmolive Co., MTN(a)	1.750	03/15/2019	1,784,730
3,189,000	Procter & Gamble Co. (The)	1.750	10/25/2019	3,171,858
2,265,000	Procter & Gamble Co. (The)	1.900	11/01/2019	2,253,893
5,200,000	Unilever Capital Corp. (United Kingdom)	2.200	03/06/2019	5,199,917

				12,410,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services—5.3%
$5,580,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.750%	05/15/2019	$5,594,283
2,308,000	Aircastle Ltd.	6.250	12/01/2019	2,354,358
2,538,000	American Express Co.	8.125	05/20/2019	2,567,558
4,980,000	American Express Credit Corp.	2.125	03/18/2019	4,979,198
6,663,000	American Express Credit Corp., MTN	1.875	05/03/2019	6,653,769
7,353,000	American Express Credit Corp., GMTN	2.250	08/15/2019	7,337,496
3,470,000	American Express Credit Corp., MTN	1.700	10/30/2019	3,445,580
5,055,000	BlackRock, Inc., Series 2	5.000	12/10/2019	5,141,909
3,350,000	Capital One Bank USA NA, BKNT	2.300	06/05/2019	3,346,054
3,866,000	Capital One Financial Corp.	2.450	04/24/2019	3,864,163
3,420,000	International Lease Finance Corp.	5.875	04/01/2019	3,425,408
5,482,000	International Lease Finance Corp.	6.250	05/15/2019	5,516,607
3,310,000	Jefferies Group LLC	8.500	07/15/2019	3,373,180
1,815,000	Mastercard, Inc.	2.000	04/01/2019	1,813,964
3,663,000	Nomura Holdings, Inc., GMTN (Japan)	2.750	03/19/2019	3,663,372
4,092,000	Synchrony Financial	3.000	08/15/2019	4,090,223
3,025,000	TD Ameritrade Holding Corp.	5.600	12/01/2019	3,083,631

				70,250,753

	Electric—1.9%
1,798,000	Arizona Public Service Co.	8.750	03/01/2019	1,798,000
2,132,000	Dominion Energy, Inc.	5.200	08/15/2019	2,153,056
2,569,000	Dominion Energy, Inc., Series B	1.600	08/15/2019	2,554,119
2,566,000	Duke Energy Corp.	5.050	09/15/2019	2,595,075
1,966,000	Emera US Finance LP (Canada)	2.150	06/15/2019	1,959,587
2,733,000	Exelon Generation Co. LLC	5.200	10/01/2019	2,764,387
1,863,000	Georgia Power Co.	4.250	12/01/2019	1,880,617
2,252,000	Nevada Power Co.	7.125	03/15/2019	2,255,009
2,552,000	NextEra Energy Capital Holdings, Inc.	2.300	04/01/2019	2,551,378
2,466,000	Sempra Energy	1.625	10/07/2019	2,444,904
2,400,000	Southern Power Co., Series D	1.950	12/15/2019	2,381,896

				25,338,028

	Electrical Components & Equipment—0.2%
2,014,000	Emerson Electric Co.	4.875	10/15/2019	2,038,131

	Electronics—0.9%
6,242,000	Honeywell International, Inc.	1.400	10/30/2019	6,198,804
3,825,000	Honeywell International, Inc.	1.800	10/30/2019	3,804,401
1,803,000	Keysight Technologies, Inc.	3.300	10/30/2019	1,804,103

				11,807,308

	Environmental Control—0.2%
2,958,000	Republic Services, Inc.	5.500	09/15/2019	2,997,612

	Food—1.1%
2,494,000	General Mills, Inc.	2.200	10/21/2019	2,482,803
2,025,000	Kellogg Co.	4.150	11/15/2019	2,042,387
2,240,000	Kroger Co. (The), GMTN	1.500	09/30/2019	2,223,138
2,805,000	SYSCO Corp.(a)	1.900	04/01/2019	2,803,250
5,835,000	Tyson Foods, Inc.	2.650	08/15/2019	5,826,060

				15,377,638

	Healthcare-Products—1.4%
3,023,000	Becton, Dickinson and Co.	2.133	06/06/2019	3,016,124
4,921,000	Becton, Dickinson and Co.	2.675	12/15/2019	4,902,939
4,694,000	Medtronic Global Holdings SCA	1.700	03/28/2019	4,691,301
4,193,000	Stryker Corp.	2.000	03/08/2019	4,192,685
2,199,000	Zimmer Biomet Holdings, Inc.	4.625	11/30/2019	2,225,130

				19,028,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Services—1.0%
$4,187,000	Anthem, Inc.	2.250%	08/15/2019	$4,177,543
3,074,000	HCA, Inc.	4.250	10/15/2019	3,093,883
2,375,000	UnitedHealth Group, Inc.	1.625	03/15/2019	2,374,322
3,104,000	UnitedHealth Group, Inc.	2.300	12/15/2019	3,095,126

				12,740,874

	Home Builders—0.5%
3,648,000	DR Horton, Inc.	3.750	03/01/2019	3,648,000
2,375,000	Lennar Corp.	4.500	11/15/2019	2,389,844

				6,037,844

	Insurance—1.9%
4,549,000	American International Group, Inc.	2.300	07/16/2019	4,540,983
5,606,000	Berkshire Hathaway Finance Corp.	1.700	03/15/2019	5,604,681
5,470,000	Berkshire Hathaway Finance Corp.	1.300	08/15/2019	5,436,438
2,848,000	Berkshire Hathaway, Inc.	2.100	08/14/2019	2,840,543
1,665,000	Chubb INA Holdings, Inc.	5.900	06/15/2019	1,678,609
2,998,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/2019	3,036,223
2,315,000	Travelers Cos., Inc. (The)	5.900	06/02/2019	2,334,091

				25,471,568

	Internet—0.8%
4,618,000	Amazon.com, Inc.	2.600	12/05/2019	4,615,932
5,794,000	eBay, Inc.	2.200	08/01/2019	5,779,556

				10,395,488

	Lodging—0.2%
3,121,000	Marriott International, Inc.	3.000	03/01/2019	3,121,000

	Machinery-Construction & Mining—1.2%
2,983,000	Caterpillar Financial Services Corp., MTN	1.900	03/22/2019	2,982,046
4,010,000	Caterpillar Financial Services Corp., MTN	1.350	05/18/2019	3,998,053
4,068,000	Caterpillar Financial Services Corp., MTN	2.100	06/09/2019	4,061,147
2,831,000	Caterpillar Financial Services Corp., MTN(a)	2.000	11/29/2019	2,815,637
2,025,000	Caterpillar Financial Services Corp., GMTN(a)	2.250	12/01/2019	2,018,404

				15,875,287

	Machinery-Diversified—0.7%
3,374,000	Deere & Co.	4.375	10/16/2019	3,408,522
1,754,000	John Deere Capital Corp., GMTN	2.250	04/17/2019	1,753,097
2,292,000	John Deere Capital Corp., MTN	2.300	09/16/2019	2,287,483
2,532,000	John Deere Capital Corp., MTN	1.250	10/09/2019	2,511,422

				9,960,524

	Media—2.1%
2,732,000	CBS Corp.	2.300	08/15/2019	2,725,718
3,642,000	Comcast Corp.	5.700	07/01/2019	3,676,493
1,937,000	Discovery Communications LLC	5.625	08/15/2019	1,958,333
8,952,000	Time Warner Cable LLC	8.250	04/01/2019	8,988,285
1,809,000	Walt Disney Co. (The), GMTN	5.500	03/15/2019	1,809,696
3,485,000	Walt Disney Co. (The), GMTN(a)	1.850	05/30/2019	3,478,904
2,317,000	Walt Disney Co. (The), GMTN	0.875	07/12/2019	2,303,268
2,780,000	Warner Media LLC	2.100	06/01/2019	2,773,668

				27,714,365

	Mining—0.2%
2,391,000	Newmont Mining Corp.	5.125	10/01/2019	2,419,564

	Miscellaneous Manufacturing—1.1%
2,781,000	3M Co., MTN(a)	1.625	06/15/2019	2,773,415
5,541,000	General Electric Co., GMTN	6.000	08/07/2019	5,606,412
3,484,000	Illinois Tool Works, Inc.	1.950	03/01/2019	3,484,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Miscellaneous Manufacturing (continued)
$2,845,000	Illinois Tool Works, Inc.	6.250%	04/01/2019	$2,852,441

				14,716,268

	Office/Business Equipment—0.1%
764,000	Xerox Corp.	2.750	03/15/2019	763,656

	Oil & Gas—6.9%
2,739,000	Anadarko Petroleum Corp.	8.700	03/15/2019	2,744,138
4,025,000	Antero Resources Corp.	5.375	11/01/2021	4,055,187
5,010,000	BP Capital Markets PLC (United Kingdom)	4.750	03/10/2019	5,011,440
3,558,000	BP Capital Markets PLC (United Kingdom)	1.676	05/03/2019	3,552,145
4,533,000	BP Capital Markets PLC (United Kingdom)	2.237	05/10/2019	4,530,213
2,589,231	Cenovus Energy, Inc. (Canada)	5.700	10/15/2019	2,626,773
6,677,000	Chevron Corp.	4.950	03/03/2019	6,677,000
6,260,000	Chevron Corp.	1.561	05/16/2019	6,247,723
3,739,000	Chevron Corp.	2.193	11/15/2019	3,728,256
1,773,000	Encana Corp. (Canada)	6.500	05/15/2019	1,784,622
3,612,000	EOG Resources, Inc.	5.625	06/01/2019	3,633,947
2,904,000	Equities Corp.	8.125	06/01/2019	2,941,093
5,866,000	Exxon Mobil Corp.	1.708	03/01/2019	5,866,000
9,129,000	Exxon Mobil Corp.	1.819	03/15/2019	9,127,077
3,088,000	Husky Energy, Inc. (Canada)	7.250	12/15/2019	3,186,684
7,980,000	Shell International Finance BV (Netherlands)	1.375	05/10/2019	7,962,544
6,363,000	Shell International Finance BV (Netherlands)	1.375	09/12/2019	6,321,474
8,023,000	Shell International Finance BV (Netherlands)	4.300	09/22/2019	8,095,850
4,349,000	Total Capital International SA (France)	2.100	06/19/2019	4,343,295

				92,435,461

	Pharmaceuticals—5.2%
4,626,000	AstraZeneca PLC (United Kingdom)	1.950	09/18/2019	4,601,372
2,444,000	Bristol-Myers Squibb Co.(a)	1.750	03/01/2019	2,444,000
4,614,000	Cardinal Health, Inc.	1.948	06/14/2019	4,603,570
4,168,000	CVS Health Corp.	2.250	08/12/2019	4,155,937
2,885,000	Eli Lilly & Co.(a)	1.950	03/15/2019	2,884,324
4,172,000	Express Scripts Holding Co.	2.250	06/15/2019	4,163,791
2,598,000	Johnson & Johnson	1.125	03/01/2019	2,598,000
3,038,000	Johnson & Johnson(a)	1.875	12/05/2019	3,019,795
5,209,000	McKesson Corp.	2.284	03/15/2019	5,208,051
2,541,000	Mead Johnson Nutrition Co. (United Kingdom)	4.900	11/01/2019	2,574,396
2,518,000	Mylan NV	2.500	06/07/2019	2,514,704
6,677,000	Pfizer, Inc.	2.100	05/15/2019	6,672,289
3,410,000	Pfizer, Inc.	1.450	06/03/2019	3,399,996
5,386,000	Pfizer, Inc.	1.700	12/15/2019	5,345,832
14,759,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/2019	14,656,962

				68,843,019

	Pipelines—1.6%
2,318,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.500	10/15/2019	2,345,266
1,796,000	Enbridge Energy Partners LP	9.875	03/01/2019	1,796,000
3,664,000	Enterprise Products Operating LLC	2.550	10/15/2019	3,658,278
6,902,000	Kinder Morgan, Inc.	3.050	12/01/2019	6,903,221
1,924,000	ONEOK Partners LP	8.625	03/01/2019	1,924,000
1,776,000	Plains All American Pipeline LP/PAA Finance Corp.	2.600	12/15/2019	1,768,376
3,495,000	TransCanada PipeLines Ltd. (Canada)	2.125	11/15/2019	3,478,736

				21,873,877

	REITs—0.4%
2,688,000	Welltower, Inc.	4.125	04/01/2019	2,688,988
2,244,000	Weyerhaeuser Co.	7.375	10/01/2019	2,298,588

				4,987,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail—1.6%
$6,074,000	Costco Wholesale Corp.	1.700%	12/15/2019	$6,027,444
4,705,000	Home Depot, Inc. (The)(a)	2.000	06/15/2019	4,695,435
4,305,000	Target Corp.(a)	2.300	06/26/2019	4,300,903
5,969,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	5,960,660

				20,984,442

	Semiconductors—0.4%
2,844,000	Texas Instruments, Inc.	1.650	08/03/2019	2,831,256
2,741,000	Xilinx, Inc.	2.125	03/15/2019	2,740,552

				5,571,808

	Software—2.8%
3,858,000	CA, Inc.	5.375	12/01/2019	3,915,807
4,426,000	Microsoft Corp.	4.200	06/01/2019	4,441,834
12,748,000	Microsoft Corp.	1.100	08/08/2019	12,672,209
7,321,000	Oracle Corp.	5.000	07/08/2019	7,379,811
8,918,000	Oracle Corp.	2.250	10/08/2019	8,888,008

				37,297,669

	Telecommunications—3.9%
8,604,000	AT&T, Inc.	2.300	03/11/2019	8,603,545
7,005,000	Cisco Systems, Inc.	2.125	03/01/2019	7,005,000
6,818,000	Cisco Systems, Inc.	1.400	09/20/2019	6,771,344
3,575,000	Deutsche Telekom International Finance BV (Germany)	6.000	07/08/2019	3,614,289
6,249,000	Hughes Satellite Systems Corp.	6.500	06/15/2019	6,299,773
5,359,000	Orange SA (France)	5.375	07/08/2019	5,404,776
6,283,000	Orange SA (France)	1.625	11/03/2019	6,230,632
3,506,000	Telecom Italia Capital SA (Italy)	7.175	06/18/2019	3,547,406
5,067,000	Telefonica Emisiones SAU (Spain)	5.877	07/15/2019	5,123,343

				52,600,108

	Transportation—0.8%
3,691,000	Burlington Northern Santa Fe LLC	4.700	10/01/2019	3,731,051
2,534,000	Norfolk Southern Corp.	5.900	06/15/2019	2,556,927
4,739,000	United Parcel Service, Inc.	5.125	04/01/2019	4,748,438

				11,036,416

	Total Corporate Bonds (Cost $1,243,234,839)			1,241,855,295

Number of Shares
	Money Market Fund—7.1%
95,039,494	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $95,039,494)			95,039,494

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 1,338,274,333)—100.0%			1,336,894,789

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.6%
7,138,206	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(b)(c) (Cost $7,138,206)			7,138,206

	Total Investments in Securities (Cost $1,345,412,539)—100.6%			1,344,032,995

	Other assets less liabilities—(0.6)%			(7,399,459)

	Net Assets—100.0%			$1,336,633,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ) (continued)

February 28, 2019

(Unaudited)

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	42.5
Consumer, Non-cyclical	18.2
Consumer, Cyclical	8.1
Technology	7.7
Energy	6.9
Communications	5.8
Industrial	5.7
Utilities	2.4
Basic Materials	1.5
Money Market Funds Plus Other Assets Less Liabilities	1.2

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.8%
	Advertising—0.2%
$3,318,000	Omnicom Group, Inc./Omnicom Capital, Inc.	4.450%	08/15/2020	$3,381,028

	Aerospace/Defense—2.5%
3,835,000	Arconic, Inc.	6.150	08/15/2020	3,974,019
3,469,000	Boeing Co. (The)	4.875	02/15/2020	3,536,118
8,015,000	General Dynamics Corp.	2.875	05/11/2020	8,026,672
4,721,000	Lockheed Martin Corp.	2.500	11/23/2020	4,688,099
6,189,000	Northrop Grumman Corp.	2.080	10/15/2020	6,107,034
1,979,000	Raytheon Co.	4.400	02/15/2020	2,007,641
4,254,000	Raytheon Co.	3.125	10/15/2020	4,275,145
4,881,000	United Technologies Corp.	4.500	04/15/2020	4,964,451
4,136,000	United Technologies Corp.	1.900	05/04/2020	4,086,332

				41,665,511

	Agriculture—1.7%
4,680,000	Altria Group, Inc.	2.625	01/14/2020	4,666,687
9,070,000	BAT Capital Corp. (United Kingdom)	2.297	08/14/2020	8,941,677
1,748,000	Bunge Ltd. Finance Corp.	3.500	11/24/2020	1,746,654
4,070,000	Philip Morris International, Inc.	2.000	02/21/2020	4,038,221
3,809,000	Philip Morris International, Inc.	4.500	03/26/2020	3,876,222
2,503,000	Reynolds American, Inc. (United Kingdom)	6.875	05/01/2020	2,605,350
3,103,000	Reynolds American, Inc. (United Kingdom)	3.250	06/12/2020	3,101,845

				28,976,656

	Airlines—0.4%
4,156,000	Delta Air Lines, Inc.	2.875	03/13/2020	4,152,975
2,137,000	Southwest Airlines Co.	2.650	11/05/2020	2,125,539

				6,278,514

	Auto Manufacturers—4.8%
3,024,000	American Honda Finance Corp., MTN	2.000	02/14/2020	3,003,157
2,095,000	American Honda Finance Corp., GMTN	3.000	06/16/2020	2,100,744
2,802,000	American Honda Finance Corp., MTN	1.950	07/20/2020	2,763,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$3,824,000	American Honda Finance Corp., MTN	2.450%	09/24/2020	$3,803,730
5,450,000	Fiat Chrysler Automobiles NV (United Kingdom)	4.500	04/15/2020	5,504,500
4,500,000	Ford Motor Credit Co. LLC	2.681	01/09/2020	4,465,782
5,100,000	Ford Motor Credit Co. LLC	8.125	01/15/2020	5,298,271
3,350,000	Ford Motor Credit Co. LLC	2.459	03/27/2020	3,306,983
3,400,000	Ford Motor Credit Co. LLC	2.425	06/12/2020	3,349,067
5,200,000	Ford Motor Credit Co. LLC	3.157	08/04/2020	5,152,243
3,700,000	Ford Motor Credit Co. LLC	2.343	11/02/2020	3,610,020
4,336,000	General Motors Financial Co., Inc.(a)	3.150	01/15/2020	4,336,560
4,168,000	General Motors Financial Co., Inc.	2.650	04/13/2020	4,143,936
5,802,000	General Motors Financial Co., Inc.	3.200	07/13/2020	5,806,492
3,268,000	General Motors Financial Co., Inc.	2.450	11/06/2020	3,214,677
4,126,000	General Motors Financial Co., Inc.	3.700	11/24/2020	4,146,336
3,162,000	Toyota Motor Credit Corp., GMTN	2.200	01/10/2020	3,148,614
5,510,000	Toyota Motor Credit Corp., MTN	2.150	03/12/2020	5,475,439
4,175,000	Toyota Motor Credit Corp.	1.950	04/17/2020	4,135,321
2,851,000	Toyota Motor Credit Corp., MTN	4.500	06/17/2020	2,910,390

				79,676,183

	Banks—32.8%
3,550,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	3.000	10/20/2020	3,546,580
10,130,000	Bank of America Corp., MTN	5.625	07/01/2020	10,485,726
7,643,000	Bank of America Corp., MTN	2.625	10/19/2020	7,609,515
3,470,000	Bank of America Corp., GMTN	2.151	11/09/2020	3,425,051
7,900,000	Bank of America Corp., Series L, MTN	2.250	04/21/2020	7,847,505
3,607,000	Bank of Montreal, MTN (Canada)	2.100	06/15/2020	3,580,008
4,044,000	Bank of Montreal, MTN (Canada)	3.100	07/13/2020	4,062,216
1,986,000	Bank of New York Mellon Corp. (The), MTN	4.600	01/15/2020	2,017,371
4,589,000	Bank of New York Mellon Corp. (The), MTN	2.600	08/17/2020	4,575,779
2,675,000	Bank of New York Mellon Corp. (The), MTN	2.450	11/27/2020	2,660,991
4,935,000	Bank of New York Mellon Corp. (The), Series G, MTN	2.150	02/24/2020	4,905,840
3,998,000	Bank of Nova Scotia (The) (Canada)(a)	2.350	10/21/2020	3,963,103
4,595,000	Bank of Nova Scotia (The), BKNT (Canada)	2.150	07/14/2020	4,556,222
3,970,000	Barclays Bank PLC (United Kingdom)	5.140	10/14/2020	4,056,210
3,185,000	Barclays Bank PLC, BKNT (United Kingdom)	5.125	01/08/2020	3,242,311
4,000,000	Barclays PLC (United Kingdom)	2.875	06/08/2020	3,976,452
5,122,000	BB&T Corp., MTN	2.450	01/15/2020	5,106,064
3,788,000	BB&T Corp., MTN	2.625	06/29/2020	3,773,640
3,500,000	Branch Banking & Trust Co.	2.100	01/15/2020	3,476,804
3,250,000	Branch Banking & Trust Co., BKNT	2.250	06/01/2020	3,223,584
4,468,000	Canadian Imperial Bank of Commerce, BKNT (Canada)	2.100	10/05/2020	4,414,041
5,600,000	Capital One NA, BKNT	2.350	01/31/2020	5,567,614
8,000,000	Citibank NA, BKNT	3.050	05/01/2020	8,009,853
8,000,000	Citibank NA, BKNT	2.100	06/12/2020	7,916,315
8,550,000	Citibank NA, BKNT	2.125	10/20/2020	8,440,159
6,090,000	Citigroup, Inc.	2.450	01/10/2020	6,066,188
7,807,000	Citigroup, Inc.	2.400	02/18/2020	7,769,688
4,006,000	Citigroup, Inc.	5.375	08/09/2020	4,139,198
10,852,000	Citigroup, Inc.	2.650	10/26/2020	10,796,811
3,327,000	Citizens Bank NA, BKNT	2.250	03/02/2020	3,302,920
3,403,000	Citizens Bank NA, BKNT	2.200	05/26/2020	3,368,978
3,751,000	Citizens Bank NA, BKNT	2.250	10/30/2020	3,698,418
5,536,000	Credit Suisse AG, GMTN (Switzerland)	5.400	01/14/2020	5,641,563
5,404,000	Credit Suisse AG, MTN (Switzerland)	4.375	08/05/2020	5,508,463
5,872,000	Deutsche Bank AG (Germany)	2.700	07/13/2020	5,767,299
3,251,000	Discover Bank	7.000	04/15/2020	3,377,290
4,300,000	Discover Bank, BKNT	3.100	06/04/2020	4,300,233
4,015,000	Fifth Third Bancorp	2.875	07/27/2020	4,011,218
3,400,000	Fifth Third Bank, BKNT	2.200	10/30/2020	3,359,349

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$2,613,000	First Horizon National Corp.	3.500%	12/15/2020	$2,621,227
3,735,000	Goldman Sachs Bank USA, BKNT	3.200	06/05/2020	3,751,380
11,265,000	Goldman Sachs Group, Inc. (The), GMTN	5.375	03/15/2020	11,532,707
6,699,000	Goldman Sachs Group, Inc. (The)	2.600	04/23/2020	6,669,390
7,786,000	Goldman Sachs Group, Inc. (The)	2.750	09/15/2020	7,755,209
6,750,000	Goldman Sachs Group, Inc. (The)	2.600	12/27/2020	6,692,082
7,756,000	Goldman Sachs Group, Inc. (The), Series D, MTN	6.000	06/15/2020	8,042,272
5,100,000	HSBC Bank USA NA, BKNT	4.875	08/24/2020	5,234,556
6,851,000	HSBC USA, Inc.	2.350	03/05/2020	6,814,646
6,300,000	HSBC USA, Inc.	2.750	08/07/2020	6,285,729
3,100,000	HSBC USA, Inc.	5.000	09/27/2020	3,174,685
3,185,000	Huntington National Bank (The), BKNT	2.375	03/10/2020	3,167,967
3,382,000	Huntington National Bank (The), BKNT	2.875	08/20/2020	3,376,083
14,836,000	JPMorgan Chase & Co.	2.250	01/23/2020	14,759,114
5,980,000	JPMorgan Chase & Co.	4.950	03/25/2020	6,110,939
9,027,000	JPMorgan Chase & Co.	2.750	06/23/2020	9,008,862
9,512,000	JPMorgan Chase & Co.	4.400	07/22/2020	9,701,337
11,164,000	JPMorgan Chase & Co.	4.250	10/15/2020	11,376,783
10,190,000	JPMorgan Chase & Co.	2.550	10/29/2020	10,129,207
3,892,000	KeyCorp, MTN	2.900	09/15/2020	3,895,332
3,200,000	Lloyds Bank PLC (United Kingdom)	2.700	08/17/2020	3,184,245
3,265,000	Manufacturers & Traders Trust Co., BKNT(a)	2.050	08/17/2020	3,225,388
8,250,000	Morgan Stanley, GMTN	5.500	01/26/2020	8,432,749
9,466,000	Morgan Stanley	2.650	01/27/2020	9,440,514
9,945,000	Morgan Stanley	2.800	06/16/2020	9,922,985
7,050,000	Morgan Stanley, GMTN	5.500	07/24/2020	7,280,439
4,000,000	National Bank of Canada (Canada)	2.150	06/12/2020	3,960,287
3,500,000	National Bank of Canada, BKNT (Canada)	2.200	11/02/2020	3,453,194
1,860,000	Northern Trust Corp.	3.450	11/04/2020	1,883,527
4,020,000	PNC Bank NA, BKNT	2.000	05/19/2020	3,978,588
3,250,000	PNC Bank NA, BKNT, MTN	2.600	07/21/2020	3,238,095
5,230,000	PNC Bank NA, BKNT	2.450	11/05/2020	5,187,498
4,025,000	PNC Financial Services Group, Inc. (The)	5.125	02/08/2020	4,108,387
2,978,000	PNC Financial Services Group, Inc. (The)	4.375	08/11/2020	3,038,510
5,584,000	Royal Bank of Canada, GMTN (Canada)	2.125	03/02/2020	5,547,460
3,710,000	Royal Bank of Canada, GMTN (Canada)	2.150	03/06/2020	3,688,905
7,845,000	Royal Bank of Canada, GMTN (Canada)	2.150	10/26/2020	7,756,938
6,306,000	Royal Bank of Canada, GMTN (Canada)	2.350	10/30/2020	6,255,981
4,119,000	Santander Holdings USA, Inc.	2.650	04/17/2020	4,092,297
3,756,000	Santander UK Group Holdings PLC (United Kingdom)	2.875	10/16/2020	3,751,805
3,463,000	Santander UK PLC (United Kingdom)	2.375	03/16/2020	3,444,337
4,500,000	Santander UK PLC (United Kingdom)	2.125	11/03/2020	4,418,512
3,550,000	Skandinaviska Enskilda Banken AB (Sweden)	2.300	03/11/2020	3,530,128
4,859,000	State Street Corp.	2.550	08/18/2020	4,840,928
5,825,000	Sumitomo Mitsui Banking Corp. (Japan)	2.450	01/16/2020	5,803,477
6,000,000	Sumitomo Mitsui Banking Corp. (Japan)	2.514	01/17/2020	5,980,696
3,350,000	Sumitomo Mitsui Banking Corp., BKNT, GMTN (Japan)	2.450	10/20/2020	3,315,992
4,278,000	SunTrust Bank, BKNT	2.250	01/31/2020	4,253,420
3,500,000	Svenska Handelsbanken AB (Sweden)	1.950	09/08/2020	3,446,716
5,000,000	Svenska Handelsbanken AB, GMTN (Sweden)	2.400	10/01/2020	4,959,091
2,066,000	Toronto-Dominion Bank (The), GMTN (Canada)(a)	3.000	06/11/2020	2,069,400
3,689,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.850	09/11/2020	3,639,815
8,673,000	Toronto-Dominion Bank (The), GMTN (Canada)	2.500	12/14/2020	8,618,879
3,501,000	U.S. Bank NA, BKNT	2.350	01/23/2020	3,488,844
3,880,000	U.S. Bank NA, BKNT	2.000	01/24/2020	3,854,280
3,450,000	U.S. Bank NA, BKNT	3.050	07/24/2020	3,460,448
4,720,000	U.S. Bank NA, BKNT, MTN	2.050	10/23/2020	4,661,471
3,900,000	UBS AG, GMTN (Switzerland)	4.875	08/04/2020	4,000,866
11,096,000	Wells Fargo & Co., GMTN	2.600	07/22/2020	11,047,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$8,631,000	Wells Fargo & Co., MTN	2.550%	12/07/2020	$8,569,002
7,904,000	Wells Fargo & Co., Series N, MTN	2.150	01/30/2020	7,853,337
7,452,000	Wells Fargo Bank NA, BKNT	2.400	01/15/2020	7,424,408

				549,754,936

	Beverages—2.3%
6,195,000	Coca-Cola Co. (The)	1.875	10/27/2020	6,117,010
4,745,000	Coca-Cola Co. (The)	2.450	11/01/2020	4,734,509
3,705,000	Coca-Cola Co. (The)	3.150	11/15/2020	3,732,829
2,871,000	Constellation Brands, Inc.	2.250	11/06/2020	2,826,489
3,206,000	Diageo Capital PLC (United Kingdom)	3.000	05/18/2020	3,211,858
2,396,000	Diageo Capital PLC (United Kingdom)	4.828	07/15/2020	2,458,596
4,074,000	PepsiCo, Inc.	4.500	01/15/2020	4,137,154
3,213,000	PepsiCo, Inc.	1.850	04/30/2020	3,183,359
4,720,000	PepsiCo, Inc.	2.150	10/14/2020	4,688,870
4,026,000	PepsiCo, Inc.	3.125	11/01/2020	4,052,032

				39,142,706

	Biotechnology—2.2%
3,077,000	Amgen, Inc.	2.125	05/01/2020	3,050,511
2,883,000	Amgen, Inc.	2.200	05/11/2020	2,857,368
3,272,000	Amgen, Inc.	3.450	10/01/2020	3,299,313
3,812,000	Baxalta, Inc.	2.875	06/23/2020	3,792,183
5,938,000	Biogen, Inc.	2.900	09/15/2020	5,939,838
6,201,000	Celgene Corp.	2.875	08/15/2020	6,182,595
1,907,000	Celgene Corp.	3.950	10/15/2020	1,930,594
1,684,000	Gilead Sciences, Inc.	2.350	02/01/2020	1,676,734
7,847,000	Gilead Sciences, Inc.	2.550	09/01/2020	7,826,771

				36,555,907

	Chemicals—1.4%
5,905,000	Dow Chemical Co. (The)	4.250	11/15/2020	6,003,912
3,146,000	EI du Pont de Nemours & Co.	4.625	01/15/2020	3,192,333
5,698,000	EI du Pont de Nemours & Co.	2.200	05/01/2020	5,662,826
2,048,000	PPG Industries, Inc.	3.600	11/15/2020	2,066,624
5,976,000	Sherwin-Williams Co. (The)	2.250	05/15/2020	5,918,816

				22,844,511

	Commercial Services—0.7%
3,991,000	Automatic Data Processing, Inc.	2.250	09/15/2020	3,968,153
2,403,000	Block Financial LLC	4.125	10/01/2020	2,431,058
1,873,000	Moody’s Corp.	5.500	09/01/2020	1,936,901
3,002,000	S&P Global, Inc.	3.300	08/14/2020	3,013,169

				11,349,281

	Computers—2.8%
3,943,000	Apple, Inc.	1.900	02/07/2020	3,915,148
5,173,000	Apple, Inc.	1.550	02/07/2020	5,118,567
4,929,000	Apple, Inc.	2.000	05/06/2020	4,893,490
3,783,000	Apple, Inc.	1.800	05/11/2020	3,747,822
4,229,000	Apple, Inc.	2.000	11/13/2020	4,185,981
1,985,000	DXC Technology Co.	2.875	03/27/2020	1,977,805
12,401,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	12,473,518
2,293,000	HP, Inc.	3.750	12/01/2020	2,315,969
3,300,000	International Business Machines Corp.	1.900	01/27/2020	3,275,282
4,600,000	International Business Machines Corp.	1.625	05/15/2020	4,541,220

				46,444,802

	Cosmetics/Personal Care—0.7%
2,600,000	Estee Lauder Cos., Inc. (The)	1.800	02/07/2020	2,577,703
2,098,000	Procter & Gamble Co. (The)	1.900	10/23/2020	2,077,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Cosmetics/Personal Care (continued)
$3,400,000	Unilever Capital Corp. (United Kingdom)	1.800%	05/05/2020	$3,361,904
3,304,000	Unilever Capital Corp. (United Kingdom)	2.100	07/30/2020	3,273,306

				11,290,668

	Diversified Financial Services—6.1%
3,451,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.250	07/01/2020	3,484,062
4,050,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.625	10/30/2020	4,117,935
1,494,000	Air Lease Corp.	2.125	01/15/2020	1,481,735
5,916,000	American Express Co.	2.200	10/30/2020	5,844,397
7,906,000	American Express Credit Corp., MTN	2.200	03/03/2020	7,858,631
7,046,000	American Express Credit Corp., MTN	2.375	05/26/2020	7,001,286
5,858,000	American Express Credit Corp., Series F, MTN	2.600	09/14/2020	5,830,722
3,200,000	Ameriprise Financial, Inc.	5.300	03/15/2020	3,277,950
5,657,000	Capital One Financial Corp.	2.500	05/12/2020	5,620,976
2,755,000	Capital One Financial Corp.	2.400	10/30/2020	2,723,522
2,657,000	Charles Schwab Corp. (The)	4.450	07/22/2020	2,716,180
23,900,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	23,510,923
3,915,000	International Lease Finance Corp.	8.250	12/15/2020	4,227,504
736,000	Lazard Group LLC	4.250	11/14/2020	747,714
2,216,000	Nasdaq, Inc.	5.550	01/15/2020	2,263,437
5,994,000	Nomura Holdings, Inc. (Japan)	6.700	03/04/2020	6,208,966
3,186,000	Synchrony Financial	2.700	02/03/2020	3,173,297
12,008,000	Visa, Inc.	2.200	12/14/2020	11,905,654

				101,994,891

	Electric—2.3%
2,084,000	American Electric Power Co., Inc.	2.150	11/13/2020	2,056,242
1,987,000	Commonwealth Edison Co.	4.000	08/01/2020	2,012,759
3,828,000	Dominion Energy, Inc.	2.579	07/01/2020	3,790,242
1,991,000	Duke Energy Indiana LLC	3.750	07/15/2020	2,013,751
3,607,000	Exelon Corp.	2.850	06/15/2020	3,595,478
2,148,000	Exelon Corp.	5.150	12/01/2020	2,207,992
3,861,000	Exelon Generation Co. LLC	2.950	01/15/2020	3,857,103
2,506,000	Exelon Generation Co. LLC	4.000	10/01/2020	2,528,749
1,923,000	Georgia Power Co., Series C	2.000	09/08/2020	1,898,254
2,091,000	Nevada Power Co., Series BB	2.750	04/15/2020	2,093,065
3,129,000	NextEra Energy Capital Holdings, Inc., Series H	3.342	09/01/2020	3,145,148
2,064,000	Sempra Energy(a)	2.400	02/01/2020	2,050,424
2,040,000	Sempra Energy	2.400	03/15/2020	2,025,815
2,462,000	Southern Co. (The)	2.750	06/15/2020	2,456,515
2,145,000	Xcel Energy, Inc.	4.700	05/15/2020	2,174,005

				37,905,542

	Electronics—0.1%
1,966,000	Agilent Technologies, Inc.	5.000	07/15/2020	2,014,064

	Environmental Control—0.3%
3,529,000	Republic Services, Inc.	5.000	03/01/2020	3,599,270
2,164,000	Waste Management, Inc.	4.750	06/30/2020	2,211,623

				5,810,893

	Food—1.4%
3,070,000	Kellogg Co.	4.000	12/15/2020	3,119,429
3,473,000	Kraft Heinz Foods Co.	5.375	02/10/2020	3,542,879
6,264,000	Kraft Heinz Foods Co.	2.800	07/02/2020	6,231,833
2,956,000	Kroger Co. (The)	6.150	01/15/2020	3,036,090
1,707,000	Mondelez International, Inc.	5.375	02/10/2020	1,744,933
3,144,000	Mondelez International, Inc.	3.000	05/07/2020	3,145,832
2,973,000	Sysco Corp.	2.600	10/01/2020	2,956,079

				23,777,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Gas—0.1%
$2,406,000	Dominion Energy Gas Holdings LLC	2.800%	11/15/2020	$2,395,199

	Healthcare-Products—2.2%
3,655,000	Becton, Dickinson and Co.	2.404	06/05/2020	3,619,152
2,516,000	Becton, Dickinson and Co.	3.250	11/12/2020	2,513,825
3,454,000	Boston Scientific Corp.	6.000	01/15/2020	3,543,047
2,366,000	Boston Scientific Corp.	2.850	05/15/2020	2,369,687
2,617,000	Covidien International Finance SA	4.200	06/15/2020	2,667,017
2,135,000	Danaher Corp.	2.400	09/15/2020	2,118,962
2,707,000	Life Technologies Corp.	6.000	03/01/2020	2,781,408
9,617,000	Medtronic, Inc.	2.500	03/15/2020	9,599,268
1,980,000	Stryker Corp.	4.375	01/15/2020	2,005,884
6,178,000	Zimmer Biomet Holdings, Inc.	2.700	04/01/2020	6,150,965

				37,369,215

	Healthcare-Services—2.1%
2,597,000	Anthem, Inc.	4.350	08/15/2020	2,645,625
3,986,000	Anthem, Inc.	2.500	11/21/2020	3,951,239
12,054,000	HCA, Inc.	6.500	02/15/2020	12,417,505
2,224,000	Laboratory Corp. of America Holdings	2.625	02/01/2020	2,216,178
2,263,000	Laboratory Corp. of America Holdings	4.625	11/15/2020	2,307,068
1,762,000	Quest Diagnostics, Inc.	4.750	01/30/2020	1,791,573
5,988,000	UnitedHealth Group, Inc.	2.700	07/15/2020	5,993,405
3,799,000	UnitedHealth Group, Inc.	1.950	10/15/2020	3,748,215

				35,070,808

	Home Builders—0.1%
2,094,000	DR Horton, Inc.	4.000	02/15/2020	2,110,359

	Insurance—1.9%
2,329,000	AEGON Funding Co. LLC (Netherlands)	5.750	12/15/2020	2,433,955
2,584,000	American International Group, Inc.	3.375	08/15/2020	2,596,537
2,766,000	American International Group, Inc.	6.400	12/15/2020	2,921,268
2,417,000	Aon Corp.	5.000	09/30/2020	2,479,684
2,472,000	Berkshire Hathaway Finance Corp.	2.900	10/15/2020	2,482,116
5,331,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	5,282,164
2,000,000	CNA Financial Corp.	5.875	08/15/2020	2,074,517
1,892,000	Hartford Financial Services Group, Inc. (The)	5.500	03/30/2020	1,943,718
1,982,000	Manulife Financial Corp. (Canada)	4.900	09/17/2020	2,035,213
1,860,000	Marsh & McLennan Cos., Inc.	2.350	03/06/2020	1,851,758
2,268,000	Prudential Financial, Inc., MTN	5.375	06/21/2020	2,340,545
1,916,000	Prudential Financial, Inc., MTN	4.500	11/15/2020	1,964,800
1,963,000	Travelers Cos., Inc. (The)	3.900	11/01/2020	1,998,899

				32,405,174

	Internet—0.8%
3,906,000	Amazon.com, Inc.	1.900	08/21/2020	3,862,107
1,969,000	eBay, Inc.	2.150	06/05/2020	1,947,918
1,809,000	eBay, Inc.	3.250	10/15/2020	1,813,798
2,607,000	Expedia Group, Inc.	5.950	08/15/2020	2,704,931
2,802,000	Symantec Corp.	4.200	09/15/2020	2,834,580

				13,163,334

	Investment Companies—0.1%
2,195,000	Ares Capital Corp.	3.875	01/15/2020	2,201,648

	Iron/Steel—0.2%
2,899,000	ArcelorMittal (Luxembourg)	5.250	08/05/2020	2,968,224

	Leisure Time—0.2%
2,520,000	Carnival Corp.	3.950	10/15/2020	2,557,212

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Machinery-Construction & Mining—0.6%
$4,142,000	Caterpillar Financial Services Corp., MTN	2.100%	01/10/2020	$4,119,532
2,129,000	Caterpillar Financial Services Corp., MTN	2.000	03/05/2020	2,114,418
2,602,000	Caterpillar Financial Services Corp., MTN	2.950	05/15/2020	2,605,820
1,256,000	Caterpillar Financial Services Corp., GMTN	1.850	09/04/2020	1,237,998

				10,077,768

	Machinery-Diversified—0.8%
3,265,000	CNH Industrial Capital LLC	4.375	11/06/2020	3,303,527
2,646,000	John Deere Capital Corp.	1.700	01/15/2020	2,622,517
1,802,000	John Deere Capital Corp., MTN	2.050	03/10/2020	1,788,750
1,926,000	John Deere Capital Corp., MTN(a)	1.950	06/22/2020	1,905,321
1,859,000	John Deere Capital Corp., MTN	2.375	07/14/2020	1,848,542
2,307,000	Roper Technologies, Inc.	3.000	12/15/2020	2,301,141

				13,769,798

	Media—2.3%
7,924,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.579	07/23/2020	7,962,792
5,730,000	Comcast Corp.	5.150	03/01/2020	5,857,821
3,561,000	Discovery Communications LLC	5.050	06/01/2020	3,630,192
7,989,000	NBCUniversal Media LLC	5.150	04/30/2020	8,198,126
5,978,000	Time Warner Cable LLC	5.000	02/01/2020	6,070,138
1,984,000	Walt Disney Co. (The), GMTN	1.950	03/04/2020	1,970,565
2,597,000	Walt Disney Co. (The), MTN	1.800	06/05/2020	2,566,994
2,814,000	Walt Disney Co. (The), GMTN	2.150	09/17/2020	2,790,941

				39,047,569

	Metal Fabricate/Hardware—0.1%
2,243,000	Precision Castparts Corp.(a)	2.250	06/15/2020	2,225,495

	Miscellaneous Manufacturing—1.0%
1,860,000	3M Co., GMTN(a)	2.000	08/07/2020	1,843,513
4,439,000	General Electric Co., GMTN	5.500	01/08/2020	4,527,026
3,472,000	General Electric Co., GMTN	2.200	01/09/2020	3,446,137
2,259,000	General Electric Co., MTN	5.550	05/04/2020	2,311,378
4,812,000	General Electric Co., MTN	4.375	09/16/2020	4,882,137

				17,010,191

	Oil & Gas—4.4%
5,493,000	BP Capital Markets PLC (United Kingdom)	2.521	01/15/2020	5,479,521
6,962,000	BP Capital Markets PLC (United Kingdom)	2.315	02/13/2020	6,931,086
7,025,000	Chevron Corp.	1.961	03/03/2020	6,980,805
2,642,000	Chevron Corp.	1.991	03/03/2020	2,625,888
4,118,000	Chevron Corp.	2.427	06/24/2020	4,108,273
4,879,000	Chevron Corp.	2.419	11/17/2020	4,860,467
1,682,000	EOG Resources, Inc.	2.450	04/01/2020	1,672,688
1,883,000	EOG Resources, Inc.	4.400	06/01/2020	1,915,136
2,029,000	EQT Corp.	2.500	10/01/2020	1,993,868
6,026,000	Exxon Mobil Corp.	1.912	03/06/2020	5,983,795
2,204,000	Marathon Oil Corp.	2.700	06/01/2020	2,183,440
2,816,000	Marathon Petroleum Corp.	3.400	12/15/2020	2,830,067
4,784,000	Shell International Finance BV (Netherlands)	4.375	03/25/2020	4,867,669
7,737,000	Shell International Finance BV (Netherlands)	2.125	05/11/2020	7,685,371
5,100,000	Shell International Finance BV (Netherlands)	2.250	11/10/2020	5,062,256
4,743,000	Total Capital SA (France)	4.450	06/24/2020	4,846,254
3,281,000	Valero Energy Corp.	6.125	02/01/2020	3,371,675

				73,398,259

	Packaging & Containers—0.1%
1,343,000	Packaging Corp. of America	2.450	12/15/2020	1,326,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pharmaceuticals—4.9%
$14,779,000	AbbVie, Inc.	2.500%	05/14/2020	$14,686,835
13,388,000	Allergan Funding SCS	3.000	03/12/2020	13,384,313
2,986,000	Allergan, Inc.	3.375	09/15/2020	2,989,748
5,973,000	AstraZeneca PLC (United Kingdom)	2.375	11/16/2020	5,914,481
1,691,000	Cardinal Health, Inc.	4.625	12/15/2020	1,733,514
7,963,000	CVS Health Corp.	3.125	03/09/2020	7,978,483
11,121,000	CVS Health Corp.	2.800	07/20/2020	11,069,465
2,133,000	Johnson & Johnson(a)	2.950	09/01/2020	2,143,623
759,000	Johnson & Johnson	1.950	11/10/2020	750,458
3,103,000	Mead Johnson Nutrition Co. (United Kingdom)	3.000	11/15/2020	3,101,686
2,135,000	Medco Health Solutions, Inc.	4.125	09/15/2020	2,167,000
4,754,000	Merck & Co., Inc.	1.850	02/10/2020	4,718,975
1,752,000	Mylan NV	3.750	12/15/2020	1,761,158
3,696,000	Novartis Capital Corp. (Switzerland)	1.800	02/14/2020	3,666,792
3,933,000	Novartis Capital Corp. (Switzerland)	4.400	04/24/2020	4,011,959
1,994,000	Zoetis, Inc.	3.450	11/13/2020	2,005,339

				82,083,829

	Pipelines—2.5%
2,977,000	Columbia Pipeline Group, Inc.	3.300	06/01/2020	2,981,803
1,707,000	Enbridge Energy Partners LP	5.200	03/15/2020	1,744,968
2,214,000	Enbridge Energy Partners LP	4.375	10/15/2020	2,255,335
4,176,000	Energy Transfer Operating LP	4.150	10/01/2020	4,225,329
4,237,000	Enterprise Products Operating LLC	5.250	01/31/2020	4,321,843
3,882,000	Enterprise Products Operating LLC	5.200	09/01/2020	4,005,279
2,945,000	Kinder Morgan Energy Partners LP	6.850	02/15/2020	3,046,886
1,951,000	Kinder Morgan Energy Partners LP	6.500	04/01/2020	2,019,787
2,235,000	Kinder Morgan Energy Partners LP	5.300	09/15/2020	2,304,852
1,987,000	Plains All American Pipeline LP/PAA Finance Corp.	5.750	01/15/2020	2,028,468
4,131,000	TransCanada PipeLines Ltd. (Canada)	3.800	10/01/2020	4,182,576
5,780,000	Williams Cos., Inc. (The)	5.250	03/15/2020	5,902,373
2,436,000	Williams Cos., Inc. (The)	4.125	11/15/2020	2,465,789

				41,485,288

	REITs—1.5%
2,823,000	American Tower Corp.	2.800	06/01/2020	2,812,676
2,478,000	American Tower Corp.	5.050	09/01/2020	2,546,910
2,887,000	Boston Properties LP	5.625	11/15/2020	2,993,074
2,332,000	Digital Realty Trust LP	3.400	10/01/2020	2,340,239
2,504,000	ERP Operating LP	4.750	07/15/2020	2,553,424
4,297,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	4,372,197
3,131,000	HCP, Inc.	2.625	02/01/2020	3,123,653
2,051,000	Simon Property Group LP	2.500	09/01/2020	2,040,397
2,136,000	Ventas Realty LP/Ventas Capital Corp.	2.700	04/01/2020	2,129,828

				24,912,398

	Retail—2.7%
1,950,000	AutoZone, Inc.	4.000	11/15/2020	1,968,614
1,926,000	Costco Wholesale Corp.	1.750	02/15/2020	1,909,564
2,857,000	Home Depot, Inc. (The)	1.800	06/05/2020	2,828,070
1,708,000	Home Depot, Inc. (The)	3.950	09/15/2020	1,738,971
1,758,000	Lowe’s Cos., Inc.(a)	4.625	04/15/2020	1,777,559
2,641,000	McDonald’s Corp., MTN	2.200	05/26/2020	2,622,715
4,117,000	McDonald’s Corp., MTN	2.750	12/09/2020	4,112,689
2,030,000	Nordstrom, Inc.(a)	4.750	05/01/2020	2,069,230
2,089,000	Starbucks Corp.(a)	2.200	11/22/2020	2,066,323
3,940,000	Target Corp.	3.875	07/15/2020	4,001,613
5,048,000	Walmart, Inc.	2.850	06/23/2020	5,063,106
4,710,000	Walmart, Inc.	3.625	07/08/2020	4,774,480
5,357,000	Walmart, Inc.	3.250	10/25/2020	5,417,218

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail (continued)
$4,762,000	Walmart, Inc.	1.900%	12/15/2020	$4,703,626

				45,053,778

	Semiconductors—2.1%
2,431,000	Applied Materials, Inc.	2.625	10/01/2020	2,421,095
11,125,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375	01/15/2020	11,050,211
3,773,000	Intel Corp.	1.850	05/11/2020	3,736,788
6,949,000	Intel Corp.	2.450	07/29/2020	6,932,165
2,008,000	Lam Research Corp.	2.750	03/15/2020	2,005,605
7,054,000	QUALCOMM, Inc.	2.250	05/20/2020	6,995,917
1,948,000	Texas Instruments, Inc.	1.750	05/01/2020	1,926,554

				35,068,335

	Software—2.8%
3,481,000	Adobe, Inc.	4.750	02/01/2020	3,540,967
6,001,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	6,045,188
3,631,000	Fiserv, Inc.	2.700	06/01/2020	3,608,115
6,080,000	Microsoft Corp.	1.850	02/06/2020	6,036,306
6,080,000	Microsoft Corp.	1.850	02/12/2020	6,035,276
4,313,000	Microsoft Corp.	3.000	10/01/2020	4,338,355
8,940,000	Microsoft Corp.(a)	2.000	11/03/2020	8,851,402
3,819,000	Oracle Corp.	3.875	07/15/2020	3,878,395
4,875,000	VMware, Inc.	2.300	08/21/2020	4,817,465

				47,151,469

	Telecommunications—2.5%
3,950,000	AT&T, Inc.	5.200	03/15/2020	4,042,674
11,017,000	AT&T, Inc.	2.450	06/30/2020	10,945,219
10,009,000	Cisco Systems, Inc.	4.450	01/15/2020	10,159,511
6,078,000	Cisco Systems, Inc.	2.450	06/15/2020	6,060,868
5,707,000	Telefonica Emisiones SAU (Spain)	5.134	04/27/2020	5,832,286
5,058,000	Verizon Communications, Inc.	2.625	02/21/2020	5,050,895

				42,091,453

	Transportation—0.1%
1,813,000	CSX Corp.	3.700	10/30/2020	1,831,788

	Total Corporate Bonds (Cost $1,661,673,113)			1,655,638,606

Number of Shares
	Money Market Fund—0.2%
3,304,679	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $3,304,679)			3,304,679

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 1,664,977,792)—99.0%			1,658,943,285

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.4%
5,971,556	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(b)(c) (Cost $5,971,556)			5,971,556

	Total Investments in Securities (Cost $1,670,949,348)—99.4%			1,664,914,841

	Other assets less liabilities—0.6%			10,194,162

	Net Assets—100.0%			$1,675,109,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco BulletShares 2020 Corporate Bond ETF (BSCK) (continued)

February 28, 2019

(Unaudited)

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	43.4
Consumer, Non-cyclical	15.4
Consumer, Cyclical	8.7
Communications	7.6
Technology	7.2
Industrial	6.6
Energy	6.4
Utilities	2.3
Basic Materials	1.5
Money Market Funds Plus Other Assets Less Liabilities	0.9

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—99.1%
	Advertising—0.2%
$2,472,000	WPP Finance 2010 (United Kingdom)	4.750%	11/21/2021	$2,526,027

	Aerospace/Defense—1.8%
3,939,000	Arconic, Inc.	5.400	04/15/2021	4,066,394
6,407,000	General Dynamics Corp.	3.000	05/11/2021	6,435,226
1,500,000	General Dynamics Corp.(a)	3.875	07/15/2021	1,531,936
2,188,000	L3 Technologies, Inc.(a)	4.950	02/15/2021	2,246,737
3,000,000	Lockheed Martin Corp.	3.350	09/15/2021	3,033,791
2,119,000	Northrop Grumman Corp.	3.500	03/15/2021	2,145,603
3,300,000	United Technologies Corp.	3.350	08/16/2021	3,330,041
2,307,000	United Technologies Corp.(a)	1.950	11/01/2021	2,250,053

				25,039,781

	Agriculture—0.7%
4,460,000	Altria Group, Inc.	4.750	05/05/2021	4,604,692
1,496,000	Archer-Daniels-Midland Co.	4.479	03/01/2021	1,543,299
2,231,000	Philip Morris International, Inc.(a)	1.875	02/25/2021	2,185,452
1,890,000	Philip Morris International, Inc.	2.900	11/15/2021	1,890,346

				10,223,789

	Airlines—0.1%
2,105,000	Delta Air Lines, Inc.	3.400	04/19/2021	2,103,091

	Apparel—0.1%
1,530,000	VF Corp.	3.500	09/01/2021	1,551,752

	Auto Manufacturers—5.0%
2,081,000	American Honda Finance Corp., MTN	1.650	07/12/2021	2,019,446
3,055,000	American Honda Finance Corp., GMTN	1.700	09/09/2021	2,960,353
2,125,000	American Honda Finance Corp., Series G, MTN	2.650	02/12/2021	2,119,573
4,100,000	Ford Motor Credit Co. LLC	3.200	01/15/2021	4,045,446
4,300,000	Ford Motor Credit Co. LLC	5.750	02/01/2021	4,417,976
5,500,000	Ford Motor Credit Co. LLC	3.336	03/18/2021	5,398,929
2,300,000	Ford Motor Credit Co. LLC	3.470	04/05/2021	2,262,599
6,750,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	6,980,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$3,800,000	Ford Motor Credit Co. LLC	3.813%	10/12/2021	$3,753,969
4,943,000	General Motors Financial Co., Inc.(a)	4.200	03/01/2021	5,002,013
3,275,000	General Motors Financial Co., Inc.	3.550	04/09/2021	3,277,804
6,345,000	General Motors Financial Co., Inc.	3.200	07/06/2021	6,283,229
4,176,000	General Motors Financial Co., Inc.	4.375	09/25/2021	4,247,548
2,239,000	Toyota Motor Corp. (Japan)	3.183	07/20/2021	2,255,057
1,894,000	Toyota Motor Credit Corp., MTN	4.250	01/11/2021	1,943,667
4,132,000	Toyota Motor Credit Corp., GMTN	1.900	04/08/2021	4,055,099
3,471,000	Toyota Motor Credit Corp., MTN	2.950	04/13/2021	3,481,973
2,193,000	Toyota Motor Credit Corp., MTN(a)	2.750	05/17/2021	2,196,186
3,486,000	Toyota Motor Credit Corp., MTN	3.400	09/15/2021	3,540,305

				70,241,827

	Banks—37.1%
3,570,000	Bank of America Corp.	5.875	01/05/2021	3,757,310
5,999,000	Bank of America Corp., GMTN	2.625	04/19/2021	5,963,249
5,040,000	Bank of America Corp., MTN	5.000	05/13/2021	5,246,916
6,416,000	Bank of Montreal, MTN (Canada)	1.900	08/27/2021	6,260,326
4,990,000	Bank of Montreal, Series D, MTN (Canada)	3.100	04/13/2021	5,005,698
1,552,000	Bank of New York Mellon Corp. (The), MTN	4.150	02/01/2021	1,589,948
3,013,000	Bank of New York Mellon Corp. (The), MTN	2.500	04/15/2021	2,988,310
4,094,000	Bank of New York Mellon Corp. (The), MTN	2.050	05/03/2021	4,022,779
4,913,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	4,995,572
2,207,000	Bank of Nova Scotia (The) (Canada)	4.375	01/13/2021	2,263,058
3,168,000	Bank of Nova Scotia (The) (Canada)	2.800	07/21/2021	3,155,821
3,272,000	Bank of Nova Scotia (The), BKNT (Canada)(a)	2.500	01/08/2021	3,250,162
4,721,000	Bank of Nova Scotia (The), BKNT (Canada)	2.450	03/22/2021	4,684,182
3,873,000	Bank of Nova Scotia (The), BKNT (Canada)	3.125	04/20/2021	3,893,077
6,600,000	Barclays Bank PLC (United Kingdom)	2.650	01/11/2021	6,537,924
5,000,000	Barclays PLC (United Kingdom)	3.250	01/12/2021	4,979,500
4,520,000	Barclays PLC (United Kingdom)	3.200	08/10/2021	4,474,054
3,275,000	BB&T Corp., MTN(a)	2.150	02/01/2021	3,229,011
4,257,000	BB&T Corp., MTN	2.050	05/10/2021	4,176,986
1,852,000	BB&T Corp., MTN	3.200	09/03/2021	1,864,627
9,552,000	BNP Paribas SA, BKNT, GMTN (France)	5.000	01/15/2021	9,909,095
4,000,000	BPCE SA, MTN (France)	2.750	12/02/2021	3,954,448
2,500,000	BPCE SA, BKNT (France)	2.650	02/03/2021	2,479,705
2,250,000	Branch Banking & Trust Co., BKNT	2.850	04/01/2021	2,244,652
2,525,000	Canadian Imperial Bank of Commerce (Canada)	2.700	02/02/2021	2,518,218
3,000,000	Capital One NA	2.250	09/13/2021	2,922,588
4,250,000	Capital One NA, BKNT	2.950	07/23/2021	4,214,126
4,150,000	Citibank NA, BKNT	2.850	02/12/2021	4,152,473
5,600,000	Citibank NA, BKNT	3.400	07/23/2021	5,650,599
7,778,000	Citigroup, Inc.	2.700	03/30/2021	7,741,231
5,333,000	Citigroup, Inc.	2.350	08/02/2021	5,243,283
8,201,000	Citigroup, Inc.	2.900	12/08/2021	8,163,660
3,000,000	Citizens Bank NA, BKNT, MTN	2.550	05/13/2021	2,964,935
2,750,000	Compass Bank	3.500	06/11/2021	2,745,848
5,062,000	Cooperatieve Rabobank UA (Netherlands)	4.500	01/11/2021	5,209,497
7,550,000	Cooperatieve Rabobank UA, GMTN (Netherlands)	2.500	01/19/2021	7,485,778
3,500,000	Cooperatieve Rabobank UA (Netherlands)	3.125	04/26/2021	3,510,876
6,280,000	Credit Suisse AG (Switzerland)	3.000	10/29/2021	6,276,287
2,400,000	Deutsche Bank AG, GMTN (Germany)	3.125	01/13/2021	2,343,600
3,604,000	Deutsche Bank AG, GMTN (Germany)	3.375	05/12/2021	3,534,969
11,653,000	Deutsche Bank AG (Germany)	4.250	10/14/2021	11,589,324
4,904,000	Deutsche Bank AG (Germany)	3.150	01/22/2021	4,793,443
2,350,000	Discover Bank, BKNT	3.200	08/09/2021	2,343,467
4,350,000	Fifth Third Bank, BKNT	2.250	06/14/2021	4,276,616
2,500,000	Fifth Third Bank, BKNT	3.350	07/26/2021	2,514,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$2,327,000	Fifth Third Bank, BKNT	2.875%	10/01/2021	$2,309,029
3,839,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	3,824,830
4,567,000	Goldman Sachs Group, Inc. (The)	2.625	04/25/2021	4,526,215
11,589,000	Goldman Sachs Group, Inc. (The)	5.250	07/27/2021	12,125,485
7,420,000	Goldman Sachs Group, Inc. (The)	2.350	11/15/2021	7,268,896
9,800,000	HSBC Holdings PLC (United Kingdom)	3.400	03/08/2021	9,850,309
7,964,000	HSBC Holdings PLC (United Kingdom)	5.100	04/05/2021	8,300,211
8,300,000	HSBC Holdings PLC (United Kingdom)	2.950	05/25/2021	8,269,256
2,936,000	Huntington Bancshares, Inc.	3.150	03/14/2021	2,936,269
2,250,000	Huntington National Bank (The)	3.250	05/14/2021	2,259,475
8,140,000	JPMorgan Chase & Co.	2.550	03/01/2021	8,070,200
6,357,000	JPMorgan Chase & Co.	4.625	05/10/2021	6,572,052
4,878,000	JPMorgan Chase & Co.	2.400	06/07/2021	4,812,965
8,023,000	JPMorgan Chase & Co., GMTN	2.295	08/15/2021	7,891,535
9,943,000	JPMorgan Chase & Co.	4.350	08/15/2021	10,247,890
3,200,000	KeyBank NA, BKNT	2.500	11/22/2021	3,152,945
2,500,000	KeyBank NA	3.350	06/15/2021	2,519,236
3,337,000	KeyCorp, MTN(a)	5.100	03/24/2021	3,472,938
3,386,000	Lloyds Bank PLC (United Kingdom)(a)	6.375	01/21/2021	3,584,213
2,900,000	Lloyds Banking Group PLC (United Kingdom)(a)	3.100	07/06/2021	2,889,774
2,500,000	Manufacturers & Traders Trust Co.	2.625	01/25/2021	2,484,016
7,071,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.950	03/01/2021	7,043,460
2,562,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.535	07/26/2021	2,580,622
4,900,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.190	09/13/2021	4,780,342
4,400,000	Mizuho Financial Group, Inc. (Japan)	2.273	09/13/2021	4,298,452
8,599,000	Morgan Stanley	5.750	01/25/2021	9,016,328
8,074,000	Morgan Stanley, GMTN	2.500	04/21/2021	7,979,409
8,067,000	Morgan Stanley, GMTN	5.500	07/28/2021	8,505,432
10,353,000	Morgan Stanley, MTN	2.625	11/17/2021	10,224,451
1,197,000	Northern Trust Corp.	3.375	08/23/2021	1,208,499
2,800,000	PNC Bank NA	2.500	01/22/2021	2,772,224
4,000,000	PNC Bank NA, BKNT	2.150	04/29/2021	3,926,675
2,400,000	PNC Bank NA, BKNT	2.550	12/09/2021	2,368,106
2,750,000	Regions Ban	2.750	04/01/2021	2,725,297
3,397,000	Regions Financial Corp.	3.200	02/08/2021	3,403,427
4,081,000	Royal Bank of Canada, GMTN (Canada)(a)	2.500	01/19/2021	4,053,237
4,789,000	Royal Bank of Canada, GMTN (Canada)	3.200	04/30/2021	4,824,621
2,967,000	Santander UK Group Holdings PLC, GMTN (United Kingdom)	3.125	01/08/2021	2,955,633
4,500,000	Santander UK Group Holdings PLC (United Kingdom)	2.875	08/05/2021	4,432,446
2,500,000	Santander UK PLC (United Kingdom)	2.500	01/05/2021	2,472,714
4,050,000	Skandinaviska Enskilda Banken AB (Sweden)	2.625	03/15/2021	4,018,478
3,310,000	Skandinaviska Enskilda Banken AB (Sweden)	1.875	09/13/2021	3,204,324
2,071,000	State Street Corp.	4.375	03/07/2021	2,132,854
2,303,000	State Street Corp.	1.950	05/19/2021	2,256,138
5,677,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.934	03/09/2021	5,655,753
5,325,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.058	07/14/2021	5,197,892
4,378,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.442	10/19/2021	4,294,971
3,221,000	SunTrust Banks, Inc.	2.900	03/03/2021	3,214,208
4,600,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	2.450	03/30/2021	4,551,797
4,000,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	3.350	05/24/2021	4,033,931
3,000,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	1.875	09/07/2021	2,922,797
2,600,000	Synchrony Bank	3.650	05/24/2021	2,613,181
5,599,000	Toronto-Dominion Bank (The), GMTN (Canada)(a)	2.125	04/07/2021	5,501,314
3,398,000	Toronto-Dominion Bank (The), GMTN (Canada)	3.250	06/11/2021	3,421,194
4,790,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.800	07/13/2021	4,672,050
3,476,000	Toronto-Dominion Bank (The), Series G, MTN (Canada)(a)	2.550	01/25/2021	3,458,395
5,021,000	U.S. Bancorp, MTN	2.350	01/29/2021	4,977,491
3,369,000	U.S. Bancorp, MTN(a)	4.125	05/24/2021	3,459,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$3,000,000	U.S. Bank NA	3.150%	04/26/2021	$3,016,214
4,549,000	Wells Fargo & Co., MTN	3.000	01/22/2021	4,550,600
8,675,000	Wells Fargo & Co.	2.500	03/04/2021	8,588,118
8,149,000	Wells Fargo & Co., GMTN	4.600	04/01/2021	8,412,866
9,392,000	Wells Fargo & Co.	2.100	07/26/2021	9,204,544
8,000,000	Wells Fargo Bank NA, BKNT	2.600	01/15/2021	7,943,949
2,500,000	Zions Bancorp NA	3.500	08/27/2021	2,508,441

				521,872,277

	Beverages—3.0%
21,627,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.650	02/01/2021	21,533,759
1,140,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)(a)	4.375	02/15/2021	1,168,480
3,071,000	Coca-Cola Co. (The)	1.550	09/01/2021	2,989,105
3,646,000	Coca-Cola Co. (The)	3.300	09/01/2021	3,700,398
1,559,000	Constellation Brands, Inc.(a)	3.750	05/01/2021	1,569,944
3,058,000	Molson Coors Brewing Co.	2.100	07/15/2021	2,977,052
2,871,000	PepsiCo, Inc.	2.000	04/15/2021	2,836,696
2,462,000	PepsiCo, Inc.	3.000	08/25/2021	2,477,579
2,578,000	PepsiCo, Inc.	1.700	10/06/2021	2,512,911

				41,765,924

	Biotechnology—1.4%
2,622,000	Amgen, Inc.	4.100	06/15/2021	2,676,237
2,322,000	Amgen, Inc.	1.850	08/19/2021	2,256,810
5,760,000	Amgen, Inc.	3.875	11/15/2021	5,867,938
1,602,000	Celgene Corp.	2.875	02/19/2021	1,592,230
1,226,000	Celgene Corp.(a)	2.250	08/15/2021	1,195,801
2,842,000	Gilead Sciences, Inc.	4.500	04/01/2021	2,923,054
3,605,000	Gilead Sciences, Inc.	4.400	12/01/2021	3,721,743

				20,233,813

	Chemicals—1.0%
3,320,000	Dow Chemical Co. (The)	4.125	11/15/2021	3,393,289
2,900,000	EI du Pont de Nemours & Co.(a)	3.625	01/15/2021	2,934,041
1,249,000	EI du Pont de Nemours & Co.	4.250	04/01/2021	1,278,495
2,700,000	Lyondellbasell Industries NV	6.000	11/15/2021	2,859,276
1,584,000	Praxair, Inc.	4.050	03/15/2021	1,619,383
1,452,000	Praxair, Inc.	3.000	09/01/2021	1,455,544

				13,540,028

	Commercial Services—0.6%
3,122,000	Ecolab, Inc.	4.350	12/08/2021	3,237,354
1,544,000	Equifax, Inc.	2.300	06/01/2021	1,501,291
1,856,000	Moody’s Corp.	2.750	12/15/2021	1,833,217
2,562,000	Total System Services, Inc.	3.800	04/01/2021	2,572,460

				9,144,322

	Computers—3.2%
9,680,000	Apple, Inc.	2.250	02/23/2021	9,602,326
9,743,000	Apple, Inc.	2.850	05/06/2021	9,768,751
3,782,000	Apple, Inc.	1.550	08/04/2021	3,682,505
3,139,000	HP, Inc.	4.300	06/01/2021	3,211,924
2,645,000	HP, Inc.	4.375	09/15/2021	2,731,852
3,665,000	HP, Inc.	4.650	12/09/2021	3,801,304
2,400,000	IBM Credit LLC(a)	1.800	01/20/2021	2,350,526
3,300,000	IBM Credit LLC	2.650	02/05/2021	3,284,346
2,400,000	International Business Machines Corp.	2.250	02/19/2021	2,368,833
2,300,000	International Business Machines Corp.	2.900	11/01/2021	2,291,299
1,618,000	NetApp, Inc.	3.375	06/15/2021	1,622,175

				44,715,841

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Cosmetics/Personal Care—0.6%
$1,657,000	Procter & Gamble Co. (The)	1.850%	02/02/2021	$1,632,585
2,394,000	Procter & Gamble Co. (The)	1.700	11/03/2021	2,337,890
2,500,000	Unilever Capital Corp. (United Kingdom)	4.250	02/10/2021	2,572,307
2,501,000	Unilever Capital Corp. (United Kingdom)	1.375	07/28/2021	2,418,758

				8,961,540

	Diversified Financial Services—3.1%
2,500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.500	05/15/2021	2,534,412
2,527,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	5.000	10/01/2021	2,598,032
2,055,000	Air Lease Corp.	2.500	03/01/2021	2,013,946
1,508,000	Air Lease Corp.	3.875	04/01/2021	1,520,075
1,681,000	Air Lease Corp.	3.375	06/01/2021	1,670,458
2,042,000	Aircastle Ltd.	5.125	03/15/2021	2,098,361
3,998,000	American Express Co.	3.375	05/17/2021	4,032,318
5,725,000	American Express Credit Corp., MTN	2.250	05/05/2021	5,640,879
2,254,000	BlackRock, Inc.	4.250	05/24/2021	2,324,096
4,014,000	Capital One Financial Corp.	3.450	04/30/2021	4,035,622
4,103,000	Capital One Financial Corp.	4.750	07/15/2021	4,235,015
1,800,000	Charles Schwab Corp. (The)(a)	3.250	05/21/2021	1,819,959
1,736,000	HSBC Finance Corp.	6.676	01/15/2021	1,807,757
1,343,000	International Lease Finance Corp.	4.625	04/15/2021	1,366,296
2,536,000	Jefferies Group LLC	6.875	04/15/2021	2,687,488
1,787,000	Mastercard, Inc.(a)	2.000	11/21/2021	1,756,722
2,199,000	Synchrony Financial	3.750	08/15/2021	2,205,474

				44,346,910

	Electric—2.1%
1,553,000	Consolidated Edison, Inc.(a)	2.000	05/15/2021	1,518,457
3,003,000	DPL, Inc.	7.250	10/15/2021	3,231,979
1,814,000	Duke Energy Carolinas LLC	3.900	06/15/2021	1,850,126
2,153,000	Duke Energy Corp.	1.800	09/01/2021	2,084,283
1,636,000	Duke Energy Corp.	3.550	09/15/2021	1,652,617
1,441,000	Duke Energy Progress LLC	3.000	09/15/2021	1,448,871
2,533,000	Emera US Finance LP (Canada)	2.700	06/15/2021	2,488,230
1,725,000	Ohio Power Co., Series M	5.375	10/01/2021	1,830,667
1,253,000	Progress Energy, Inc.	4.400	01/15/2021	1,280,803
2,036,000	PSEG Power LLC	3.000	06/15/2021	2,017,865
1,742,000	Puget Energy, Inc.	6.000	09/01/2021	1,840,095
1,402,000	Southern California Edison Co.	3.875	06/01/2021	1,411,652
4,519,000	Southern Co. (The)	2.350	07/01/2021	4,455,379
2,125,000	WEC Energy Group, Inc.	3.375	06/15/2021	2,137,694

				29,248,718

	Electrical Components & Equipment—0.1%
1,636,000	Emerson Electric Co.	2.625	12/01/2021	1,632,054

	Electronics—0.7%
2,604,000	Fortive Corp.	2.350	06/15/2021	2,559,301
2,333,000	Honeywell International, Inc.	4.250	03/01/2021	2,399,211
4,514,000	Honeywell International, Inc.(a)	1.850	11/01/2021	4,417,683
1,063,000	PerkinElmer, Inc.	5.000	11/15/2021	1,100,153

				10,476,348

	Environmental Control—0.1%
1,863,000	Republic Services, Inc.	5.250	11/15/2021	1,965,035

	Food—1.3%
2,871,000	Campbell Soup Co.	3.300	03/15/2021	2,868,285
1,131,000	Campbell Soup Co.	4.250	04/15/2021	1,151,776
2,105,000	General Mills, Inc.	3.200	04/16/2021	2,113,104
2,739,000	General Mills, Inc.	3.150	12/15/2021	2,747,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Food (continued)
$2,270,000	JM Smucker Co. (The)	3.500%	10/15/2021	$2,288,583
2,066,000	Kroger Co. (The)	3.300	01/15/2021	2,076,859
1,387,000	Kroger Co. (The)	2.950	11/01/2021	1,382,183
1,462,000	SYSCO Corp.	2.500	07/15/2021	1,444,184
2,047,000	Tyson Foods, Inc.	2.250	08/23/2021	1,997,541

				18,070,056

	Forest Products & Paper—0.1%
1,080,000	International Paper Co.	7.500	08/15/2021	1,187,712

	Gas—0.2%
1,909,000	CenterPoint Energy Resources Corp.(a)	4.500	01/15/2021	1,950,200
1,339,000	National Fuel Gas Co.	4.900	12/01/2021	1,368,892

				3,319,092

	Healthcare-Products—1.6%
8,981,000	Abbott Laboratories	2.900	11/30/2021	8,978,713
2,618,000	Becton, Dickinson and Co.	3.125	11/08/2021	2,606,857
1,907,000	Medtronic, Inc.	4.125	03/15/2021	1,953,482
2,142,000	Stryker Corp.	2.625	03/15/2021	2,127,279
3,039,000	Thermo Fisher Scientific, Inc.	4.500	03/01/2021	3,126,650
3,556,000	Thermo Fisher Scientific, Inc.	3.600	08/15/2021	3,596,990

				22,389,971

	Healthcare-Services—0.9%
1,588,000	Aetna, Inc.(a)	4.125	06/01/2021	1,614,732
2,402,000	Anthem, Inc.	3.700	08/15/2021	2,431,686
1,606,000	Coventry Health Care, Inc.	5.450	06/15/2021	1,670,745
1,342,000	Quest Diagnostics, Inc.	4.700	04/01/2021	1,378,000
1,911,000	UnitedHealth Group, Inc.	2.125	03/15/2021	1,884,556
1,348,000	UnitedHealth Group, Inc.	3.375	11/15/2021	1,364,471
1,770,000	UnitedHealth Group, Inc.	2.875	12/15/2021	1,772,008

				12,116,198

	Home Builders—0.1%
1,593,000	Lennar Corp.	4.750	04/01/2021	1,628,842

	Housewares—0.3%
2,514,000	Newell Brands, Inc.	3.150	04/01/2021	2,486,009
1,543,000	Tupperware Brands Corp.	4.750	06/01/2021	1,577,823

				4,063,832

	Insurance—1.3%
4,434,000	American International Group, Inc.	3.300	03/01/2021	4,442,090
2,091,000	Berkshire Hathaway Finance Corp.	4.250	01/15/2021	2,149,031
2,972,000	Berkshire Hathaway, Inc.	2.200	03/15/2021	2,946,560
1,934,000	Berkshire Hathaway, Inc.	3.750	08/15/2021	1,981,514
1,343,000	Marsh & McLennan Cos., Inc.	4.800	07/15/2021	1,390,016
2,257,000	MetLife, Inc.	4.750	02/08/2021	2,329,283
1,262,000	Progressive Corp. (The)	3.750	08/23/2021	1,281,190
1,439,000	Willis Towers Watson PLC	5.750	03/15/2021	1,504,281

				18,023,965

	Internet—0.6%
2,869,000	Alphabet, Inc.	3.625	05/19/2021	2,937,229
3,341,000	Amazon.com, Inc.	3.300	12/05/2021	3,396,470
2,317,000	eBay, Inc.(a)	2.875	08/01/2021	2,308,668

				8,642,367

	Iron/Steel—0.2%
3,001,000	ArcelorMittal (Luxembourg)	5.500	03/01/2021	3,119,863

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Machinery-Construction & Mining—0.7%
$2,938,000	Caterpillar Financial Services Corp.	1.700%	08/09/2021	$2,857,290
2,802,000	Caterpillar Financial Services Corp., MTN	3.150	09/07/2021	2,821,434
4,106,000	Caterpillar, Inc.	3.900	05/27/2021	4,205,135

				9,883,859

	Machinery-Diversified—1.2%
2,056,000	CNH Industrial Capital LLC	4.875	04/01/2021	2,105,138
1,709,000	John Deere Capital Corp.	2.550	01/08/2021	1,701,900
1,732,000	John Deere Capital Corp., MTN(a)	2.800	03/04/2021	1,733,120
1,432,000	John Deere Capital Corp., MTN(a)	3.900	07/12/2021	1,468,081
2,191,000	John Deere Capital Corp., MTN	3.125	09/10/2021	2,203,888
1,439,000	John Deere Capital Corp., MTN(a)	3.150	10/15/2021	1,445,488
1,912,000	John Deere Capital Corp., Series D, MTN	2.350	01/08/2021	1,898,074
1,729,000	Roper Technologies, Inc.	2.800	12/15/2021	1,706,395
2,119,000	Xylem, Inc.	4.875	10/01/2021	2,179,602

				16,441,686

	Media—2.3%
2,043,000	Discovery Communications LLC	4.375	06/15/2021	2,087,877
6,725,000	NBCUniversal Media LLC	4.375	04/01/2021	6,916,970
2,531,000	Time Warner Cable LLC	4.125	02/15/2021	2,556,965
3,436,000	Time Warner Cable LLC	4.000	09/01/2021	3,468,648
2,032,000	Viacom, Inc.	4.500	03/01/2021	2,078,541
1,966,000	Viacom, Inc.	3.875	12/15/2021	1,980,064
2,144,000	Walt Disney Co. (The), GMTN	2.300	02/12/2021	2,129,064
1,285,000	Walt Disney Co. (The), MTN	3.750	06/01/2021	1,314,009
2,329,000	Walt Disney Co. (The)(a)	2.750	08/16/2021	2,334,223
3,631,000	Warner Media LLC	4.700	01/15/2021	3,740,192
3,032,000	Warner Media LLC	4.750	03/29/2021	3,140,169

				31,746,722

	Mining—0.2%
1,454,000	Goldcorp, Inc. (Canada)	3.625	06/09/2021	1,458,326
1,268,000	Kinross Gold Corp. (Canada)	5.125	09/01/2021	1,301,602

				2,759,928

	Miscellaneous Manufacturing—1.1%
2,305,000	3M Co., MTN	1.625	09/19/2021	2,236,556
4,089,000	General Electric Co., GMTN	4.625	01/07/2021	4,187,266
3,493,000	General Electric Co., GMTN	5.300	02/11/2021	3,594,998
5,162,000	General Electric Co., GMTN	4.650	10/17/2021	5,321,415

				15,340,235

	Office/Business Equipment—0.1%
1,569,000	Pitney Bowes, Inc.	3.875	10/01/2021	1,529,775
39,000	Xerox Corp.	4.500	05/15/2021	39,682

				1,569,457

	Oil & Gas—4.1%
2,167,000	Anadarko Petroleum Corp.	4.850	03/15/2021	2,227,670
3,728,000	BP Capital Markets PLC (United Kingdom)(a)	4.742	03/11/2021	3,861,603
2,267,000	BP Capital Markets PLC (United Kingdom)	2.112	09/16/2021	2,220,308
2,999,000	BP Capital Markets PLC (United Kingdom)	3.561	11/01/2021	3,042,788
1,348,000	Canadian Natural Resources Ltd. (Canada)	3.450	11/15/2021	1,347,980
4,151,000	Chevron Corp.(a)	2.100	05/16/2021	4,095,951
1,650,000	Devon Energy Corp.	4.000	07/15/2021	1,672,159
2,003,000	Encana Corp. (Canada)	3.900	11/15/2021	2,024,587
2,392,000	EOG Resources, Inc.	4.100	02/01/2021	2,438,550
1,772,000	Equities Corp.	4.875	11/15/2021	1,820,890
8,201,000	Exxon Mobil Corp.	2.222	03/01/2021	8,132,901
2,572,000	Marathon Petroleum Corp.	5.125	03/01/2021	2,661,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$2,983,000	Noble Energy, Inc.	4.150%	12/15/2021	$3,036,712
3,744,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	3,819,573
1,667,000	Pioneer Natural Resources Co.	3.450	01/15/2021	1,669,965
4,887,000	Shell International Finance BV (Netherlands)	1.875	05/10/2021	4,798,787
2,971,000	Shell International Finance BV (Netherlands)	1.750	09/12/2021	2,896,844
2,722,000	Total Capital International SA (France)	2.750	06/19/2021	2,721,776
1,412,000	Total Capital SA (France)	4.125	01/28/2021	1,449,056
1,431,000	Total Capital SA (France)(a)	4.250	12/15/2021	1,486,139

				57,426,087

	Oil & Gas Services—0.2%
1,682,000	Baker Hughes a GE Co. LLC	3.200	08/15/2021	1,688,968
1,130,000	Halliburton Co.	3.250	11/15/2021	1,135,066

				2,824,034

	Pharmaceuticals—5.2%
4,768,000	AbbVie, Inc.	2.300	05/14/2021	4,687,462
1,443,000	AmerisourceBergen Corp.	3.500	11/15/2021	1,451,430
1,217,000	Bayer US Finance II LLC (Germany)(b)	2.750	07/15/2021	1,192,108
9,897,000	CVS Health Corp.	3.350	03/09/2021	9,930,585
1,845,000	CVS Health Corp.	4.125	05/15/2021	1,875,428
5,234,000	CVS Health Corp.	2.125	06/01/2021	5,107,813
1,453,000	Express Scripts Holding Co.	3.300	02/25/2021	1,457,309
3,788,000	Express Scripts Holding Co.	4.750	11/15/2021	3,934,018
4,214,000	GlaxoSmithKline Capital PLC (United Kingdom)	3.125	05/14/2021	4,241,260
2,513,000	Johnson & Johnson(a)	1.650	03/01/2021	2,461,798
1,513,000	McKesson Corp.	4.750	03/01/2021	1,546,074
3,516,000	Merck & Co., Inc.	3.875	01/15/2021	3,581,962
6,725,000	Mylan NV	3.150	06/15/2021	6,653,679
3,332,000	Pfizer, Inc.	1.950	06/03/2021	3,280,562
3,063,000	Pfizer, Inc.	3.000	09/15/2021	3,084,699
2,955,000	Pfizer, Inc.(a)	2.200	12/15/2021	2,915,608
5,785,000	Sanofi (France)	4.000	03/29/2021	5,921,290
10,490,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/2021	10,259,794

				73,582,879

	Pipelines—2.2%
1,757,000	Buckeye Partners LP	4.875	02/01/2021	1,788,789
2,146,000	Enbridge Energy Partners LP	4.200	09/15/2021	2,185,881
2,677,000	Energy Transfer Operating LP	4.650	06/01/2021	2,747,652
2,125,000	Enterprise Products Operating LLC	2.800	02/15/2021	2,116,466
1,835,000	Enterprise Products Operating LLC	2.850	04/15/2021	1,827,715
2,413,000	Kinder Morgan Energy Partners LP	3.500	03/01/2021	2,429,108
1,671,000	Kinder Morgan Energy Partners LP	5.000	10/01/2021	1,736,132
1,653,000	Magellan Midstream Partners LP	4.250	02/01/2021	1,684,944
2,039,000	Plains All American Pipeline LP/PAA Finance Corp.(a)	5.000	02/01/2021	2,082,747
6,400,000	Sabine Pass Liquefaction LLC	5.625	02/01/2021	6,622,124
2,102,000	Sunoco Logistics Partners Operations LP(a)	4.400	04/01/2021	2,141,302
1,656,000	Western Midstream Operating LP	5.375	06/01/2021	1,707,220
1,358,000	Williams Cos., Inc. (The)(a)	4.000	11/15/2021	1,380,988

				30,451,068

	REITs—2.0%
2,322,000	American Tower Corp.	3.300	02/15/2021	2,324,116
2,181,000	American Tower Corp.	3.450	09/15/2021	2,191,933
1,476,000	American Tower Corp.	5.900	11/01/2021	1,567,018
2,456,000	Boston Properties LP	4.125	05/15/2021	2,504,365
2,791,000	Crown Castle International Corp.	3.400	02/15/2021	2,799,729
2,219,000	Crown Castle International Corp.	2.250	09/01/2021	2,160,252
2,359,000	ERP Operating LP	4.625	12/15/2021	2,451,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	REITs (continued)
$1,205,000	Kimco Realty Corp.	3.200%	05/01/2021	$1,201,915
1,743,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	1,769,145
2,909,000	Simon Property Group LP	4.375	03/01/2021	2,979,790
1,230,000	Simon Property Group LP(a)	2.500	07/15/2021	1,216,980
2,614,000	Simon Property Group LP	4.125	12/01/2021	2,683,863
1,640,000	Weyerhaeuser Co.(a)	4.700	03/15/2021	1,678,344

				27,529,051

	Retail—3.0%
2,117,000	Best Buy Co., Inc.	5.500	03/15/2021	2,201,860
3,062,000	Costco Wholesale Corp.	2.150	05/18/2021	3,030,258
4,319,000	Gap, Inc. (The)	5.950	04/12/2021	4,491,693
4,490,000	Home Depot, Inc. (The)	2.000	04/01/2021	4,431,274
3,304,000	Home Depot, Inc. (The)	4.400	04/01/2021	3,402,395
1,764,000	Lowe’s Cos., Inc.	3.750	04/15/2021	1,788,683
1,789,000	Lowe’s Cos., Inc.(a)	3.800	11/15/2021	1,817,163
1,435,000	Macy’s Retail Holdings, Inc.	3.450	01/15/2021	1,429,179
1,445,000	Nordstrom, Inc.	4.000	10/15/2021	1,468,471
1,430,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	1,472,903
2,646,000	Starbucks Corp.	2.100	02/04/2021	2,609,870
2,664,000	TJX Cos., Inc. (The)	2.750	06/15/2021	2,658,666
4,091,000	Walgreens Boots Alliance, Inc.	3.300	11/18/2021	4,116,058
2,550,000	Walmart, Inc.(a)	4.250	04/15/2021	2,632,203
5,358,000	Walmart, Inc.	3.125	06/23/2021	5,414,747

				42,965,423

	Semiconductors—1.5%
1,831,000	Applied Materials, Inc.	4.300	06/15/2021	1,885,579
2,115,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200	01/15/2021	2,066,989
1,363,000	Intel Corp.(a)	1.700	05/19/2021	1,333,631
5,950,000	Intel Corp.	3.300	10/01/2021	6,050,359
1,584,000	KLA-Tencor Corp.	4.125	11/01/2021	1,614,034
2,259,000	Lam Research Corp.	2.800	06/15/2021	2,245,468
2,965,000	NVIDIA Corp.	2.200	09/16/2021	2,916,051
1,761,000	Texas Instruments, Inc.	2.750	03/12/2021	1,758,648
1,350,000	Xilinx, Inc.	3.000	03/15/2021	1,342,146

				21,212,905

	Software—2.4%
2,130,000	Activision Blizzard, Inc.	2.300	09/15/2021	2,083,689
1,759,000	Electronic Arts, Inc.	3.700	03/01/2021	1,783,862
2,433,000	Fidelity National Information Services, Inc.	2.250	08/15/2021	2,367,508
1,356,000	Microsoft Corp.	4.000	02/08/2021	1,389,634
9,069,000	Microsoft Corp.	1.550	08/08/2021	8,837,631
4,352,000	Oracle Corp.(a)	2.800	07/08/2021	4,357,945
13,489,000	Oracle Corp.	1.900	09/15/2021	13,183,058

				34,003,327

	Telecommunications—4.6%
2,354,000	AT&T, Inc.	4.600	02/15/2021	2,412,882
5,615,000	AT&T, Inc.	2.800	02/17/2021	5,583,042
3,833,000	AT&T, Inc.	5.000	03/01/2021	3,999,180
3,223,000	AT&T, Inc.	4.450	05/15/2021	3,314,554
3,912,000	AT&T, Inc.	3.875	08/15/2021	3,981,485
8,241,000	Cisco Systems, Inc.	2.200	02/28/2021	8,161,424
1,496,000	Cisco Systems, Inc.	2.900	03/04/2021	1,501,098
6,318,000	Cisco Systems, Inc.	1.850	09/20/2021	6,177,831
3,147,000	Orange SA (France)	4.125	09/14/2021	3,245,523
2,801,000	Qwest Corp.	6.750	12/01/2021	2,989,507
4,873,000	Telefonica Emisiones SAU (Spain)	5.462	02/16/2021	5,079,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Telecommunications (continued)
$2,389,000	Verizon Communications, Inc.	3.450%	03/15/2021	$2,416,009
3,453,000	Verizon Communications, Inc.	4.600	04/01/2021	3,567,953
2,167,000	Verizon Communications, Inc.	1.750	08/15/2021	2,133,705
3,362,000	Verizon Communications, Inc.	3.000	11/01/2021	3,387,107
4,504,000	Verizon Communications, Inc.	3.500	11/01/2021	4,578,147
1,855,000	Vodafone Group PLC (United Kingdom)	4.375	03/16/2021	1,897,920

				64,426,946

	Transportation—0.8%
1,639,000	Norfolk Southern Corp.(a)	3.250	12/01/2021	1,641,716
1,711,000	Union Pacific Corp.(a)	4.000	02/01/2021	1,741,721
1,602,000	Union Pacific Corp.	3.200	06/08/2021	1,613,535
4,891,000	United Parcel Service, Inc.	3.125	01/15/2021	4,928,775
2,125,000	United Parcel Service, Inc.	2.050	04/01/2021	2,095,566

				12,021,313

	Total Corporate Bonds (Cost $1,401,499,113)			1,396,335,895

Number of Shares
	Money Market Fund—0.9%
12,322,807	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $12,322,807)			12,322,807

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 1,413,821,920)—100.0%			1,408,658,702

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.8%
11,164,028	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $11,164,028)			11,164,028

	Total Investments in Securities (Cost $1,424,985,948)—100.8%			1,419,822,730

	Other assets less liabilities—(0.8)%			(11,759,241)

	Net Assets—100.0%			$1,408,063,489

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2019 represented less than 1% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	35.2
Consumer, Non-cyclical	19.8
Energy	9.2
Technology	8.5
Industrial	7.9
Communications	7.4
Consumer, Cyclical	6.3
Utilities	2.4
Basic Materials	2.2
Money Market Funds Plus Other Assets Less Liabilities	1.1

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.9%
	Advertising—0.5%
$3,490,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.625%	05/01/2022	$3,521,343
1,650,000	WPP Finance 2010 (United Kingdom)	3.625	09/07/2022	1,626,267

				5,147,610

	Aerospace/Defense—2.1%
2,000,000	Arconic, Inc.	5.870	02/23/2022	2,097,500
2,860,000	General Dynamics Corp.	2.250	11/15/2022	2,807,344
4,117,000	Northrop Grumman Corp.	2.550	10/15/2022	4,049,155
3,158,000	Raytheon Co.	2.500	12/15/2022	3,116,931
2,983,000	Rockwell Collins, Inc.	2.800	03/15/2022	2,942,937
1,188,000	United Technologies Corp.	2.300	05/04/2022	1,159,187
6,352,000	United Technologies Corp.	3.100	06/01/2022	6,350,962

				22,524,016

	Agriculture—1.5%
5,678,000	Altria Group, Inc.	2.850	08/09/2022	5,585,318
1,172,000	Philip Morris International, Inc.(a)	2.625	02/18/2022	1,156,707
2,139,000	Philip Morris International, Inc.	2.375	08/17/2022	2,087,732
2,056,000	Philip Morris International, Inc.	2.500	08/22/2022	2,014,865
2,042,000	Philip Morris International, Inc.	2.500	11/02/2022	1,999,748
3,058,000	Reynolds American, Inc. (United Kingdom)	4.000	06/12/2022	3,098,531

				15,942,901

	Airlines—0.3%
2,751,000	Delta Air Lines, Inc.	3.625	03/15/2022	2,744,368

	Auto Manufacturers—2.8%
2,046,000	American Honda Finance Corp., MTN	2.600	11/16/2022	2,010,520
2,000,000	Ford Motor Credit Co. LLC	3.219	01/09/2022	1,921,775
2,600,000	Ford Motor Credit Co. LLC	3.339	03/28/2022	2,496,758
2,400,000	Ford Motor Credit Co. LLC	2.979	08/03/2022	2,263,302
2,500,000	Ford Motor Credit Co. LLC	4.250	09/20/2022	2,465,268
3,340,000	General Motors Financial Co., Inc.	3.450	01/14/2022	3,334,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$3,359,000	General Motors Financial Co., Inc.	3.450%	04/10/2022	$3,338,145
3,422,000	General Motors Financial Co., Inc.	3.150	06/30/2022	3,358,213
3,140,000	Toyota Motor Credit Corp., MTN	2.600	01/11/2022	3,117,795
2,854,000	Toyota Motor Credit Corp., MTN	3.300	01/12/2022	2,887,714
1,262,000	Toyota Motor Credit Corp., GMTN(a)	2.800	07/13/2022	1,259,646
2,568,000	Toyota Motor Credit Corp., MTN	2.150	09/08/2022	2,519,109

				30,972,545

	Banks—25.9%
2,800,000	Banco Santander SA (Spain)	3.500	04/11/2022	2,795,669
4,784,000	Bank of America Corp.	5.700	01/24/2022	5,139,074
5,586,000	Bank of America Corp., MTN	2.503	10/21/2022	5,466,663
3,072,000	Bank of Montreal, MTN (Canada)	2.350	09/11/2022	3,001,532
2,809,000	Bank of Montreal, MTN (Canada)	2.550	11/06/2022	2,763,840
3,166,000	Bank of New York Mellon Corp. (The), MTN	2.600	02/07/2022	3,144,962
3,917,000	Bank of Nova Scotia (The) (Canada)	2.700	03/07/2022	3,881,481
2,873,000	Bank of Nova Scotia (The) (Canada)	2.450	09/19/2022	2,812,387
7,550,000	Barclays Bank PLC (United Kingdom)	7.625	11/21/2022	8,150,867
2,864,000	BB&T Corp., MTN	2.750	04/01/2022	2,847,676
3,000,000	Branch Banking & Trust Co.	2.625	01/15/2022	2,974,458
3,133,000	Canadian Imperial Bank of Commerce (Canada)	2.550	06/16/2022	3,099,992
2,600,000	Capital One NA, BKNT	2.650	08/08/2022	2,533,915
6,299,000	Citigroup, Inc.	4.500	01/14/2022	6,532,446
6,477,000	Citigroup, Inc.	2.750	04/25/2022	6,406,614
2,368,000	Citigroup, Inc.	4.050	07/30/2022	2,416,342
5,602,000	Citigroup, Inc.	2.700	10/27/2022	5,507,713
1,752,000	Citizens Bank NA	2.650	05/26/2022	1,718,477
1,900,000	Compass Bank, BKNT	2.875	06/29/2022	1,855,924
2,600,000	Cooperatieve Rabobank UA (Netherlands)	2.750	01/10/2022	2,583,015
8,199,000	Cooperatieve Rabobank UA, GMTN (Netherlands)	3.875	02/08/2022	8,398,215
4,400,000	Cooperatieve Rabobank UA (Netherlands)	3.950	11/09/2022	4,440,127
2,900,000	Deutsche Bank AG (Germany)	3.300	11/16/2022	2,740,462
1,559,000	Fifth Third Bancorp	3.500	03/15/2022	1,571,582
1,832,000	Fifth Third Bancorp(a)	2.600	06/15/2022	1,797,494
1,753,000	First Republic Bank	2.500	06/06/2022	1,709,569
12,825,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	13,696,733
8,895,000	Goldman Sachs Group, Inc. (The)	3.000	04/26/2022	8,837,110
6,800,000	HSBC Holdings PLC (United Kingdom)	2.650	01/05/2022	6,700,719
2,354,000	HSBC Holdings PLC (United Kingdom)	4.875	01/14/2022	2,465,143
5,634,000	HSBC Holdings PLC (United Kingdom)	4.000	03/30/2022	5,781,260
3,183,000	Huntington Bancshares, Inc.	2.300	01/14/2022	3,109,613
1,802,000	Huntington National Bank (The), BKNT	2.500	08/07/2022	1,768,978
4,500,000	ING Groep NV (Netherlands)	3.150	03/29/2022	4,474,354
8,975,000	JPMorgan Chase & Co.	4.500	01/24/2022	9,345,339
8,779,000	JPMorgan Chase & Co.	3.250	09/23/2022	8,844,418
1,879,000	KeyBank NA, BKNT	2.400	06/09/2022	1,837,822
2,450,000	KeyBank NA	2.300	09/14/2022	2,382,175
4,500,000	Lloyds Banking Group PLC (United Kingdom)	3.000	01/11/2022	4,435,556
1,700,000	Manufacturers & Traders Trust Co., BKNT	2.500	05/18/2022	1,673,734
2,533,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.998	02/22/2022	2,520,483
5,294,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.665	07/25/2022	5,190,492
3,900,000	Mizuho Financial Group, Inc. (Japan)	2.953	02/28/2022	3,863,331
2,500,000	Mizuho Financial Group, Inc. (Japan)	2.601	09/11/2022	2,434,937
8,901,000	Morgan Stanley, GMTN	2.750	05/19/2022	8,783,199
5,825,000	Morgan Stanley, GMTN	4.875	11/01/2022	6,103,831
1,046,000	Northern Trust Corp.	2.375	08/02/2022	1,023,620
3,500,000	PNC Bank NA, BKNT	2.625	02/17/2022	3,478,525
2,295,000	PNC Bank NA, BKNT	2.450	07/28/2022	2,254,774
2,450,000	PNC Bank NA, BKNT	2.700	11/01/2022	2,404,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$2,693,000	PNC Financial Services Group, Inc. (The)	3.300%	03/08/2022	$2,712,847
1,160,000	PNC Financial Services Group, Inc. (The)(b)	2.854	11/09/2022	1,145,992
2,598,000	Regions Financial Corp.	2.750	08/14/2022	2,547,098
3,670,000	Royal Bank of Canada, GMTN (Canada)(a)	2.750	02/01/2022	3,661,664
6,095,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.125	12/15/2022	6,437,539
3,698,000	Santander Holdings USA, Inc.	3.700	03/28/2022	3,690,160
1,801,000	Skandinaviska Enskilda Banken AB (Sweden)	2.800	03/11/2022	1,778,506
2,035,000	Sumitomo Mitsui Banking Corp. (Japan)	3.200	07/18/2022	2,031,940
1,710,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.846	01/11/2022	1,693,950
5,850,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.784	07/12/2022	5,769,458
3,794,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.778	10/18/2022	3,726,710
2,409,000	SunTrust Bank, BKNT	2.450	08/01/2022	2,361,951
2,673,000	SunTrust Banks, Inc.	2.700	01/27/2022	2,645,703
1,800,000	Synchrony Bank, BKNT	3.000	06/15/2022	1,747,560
2,622,000	U.S. Bancorp, MTN	3.000	03/15/2022	2,625,683
3,370,000	U.S. Bancorp, MTN	2.950	07/15/2022	3,356,137
3,564,000	U.S. Bancorp, Series V, MTN	2.625	01/24/2022	3,551,209
5,500,000	UBS AG (Switzerland)	7.625	08/17/2022	6,062,072
7,098,000	Wells Fargo & Co., GMTN	3.500	03/08/2022	7,167,195
10,290,000	Wells Fargo & Co., MTN	2.625	07/22/2022	10,109,113

				284,524,088

	Beverages—2.3%
8,161,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)(a)	2.500	07/15/2022	8,041,272
1,678,000	Coca-Cola Co. (The)	2.200	05/25/2022	1,652,728
1,178,000	Constellation Brands, Inc.	2.700	05/09/2022	1,153,160
2,054,000	Constellation Brands, Inc.	2.650	11/07/2022	1,996,981
3,043,000	Diageo Investment Corp. (United Kingdom)	2.875	05/11/2022	3,041,978
1,414,000	Molson Coors Brewing Co.	3.500	05/01/2022	1,411,412
3,337,000	PepsiCo, Inc.	2.750	03/05/2022	3,342,004
2,363,000	PepsiCo, Inc.	2.250	05/02/2022	2,328,125
2,123,000	PepsiCo, Inc.	3.100	07/17/2022	2,147,277

				25,114,937

	Biotechnology—1.8%
1,367,000	Amgen, Inc.	2.700	05/01/2022	1,352,019
4,400,000	Amgen, Inc.	2.650	05/11/2022	4,339,351
2,151,000	Amgen, Inc.	3.625	05/15/2022	2,182,757
2,705,000	Biogen, Inc.	3.625	09/15/2022	2,746,673
2,715,000	Celgene Corp.	3.550	08/15/2022	2,729,879
2,808,000	Celgene Corp.	3.250	08/15/2022	2,797,097
1,153,000	Gilead Sciences, Inc.	1.950	03/01/2022	1,120,612
2,467,000	Gilead Sciences, Inc.	3.250	09/01/2022	2,482,206

				19,750,594

	Building Materials—0.2%
1,998,000	Owens Corning	4.200	12/15/2022	2,018,306

	Chemicals—1.4%
1,339,000	Celanese US Holdings LLC	4.625	11/15/2022	1,370,674
3,260,000	Dow Chemical Co. (The)	3.000	11/15/2022	3,242,464
1,826,000	Eastman Chemical Co.	3.600	08/15/2022	1,839,591
1,532,000	Mosaic Co. (The)	3.250	11/15/2022	1,519,989
1,385,000	Praxair, Inc.	2.450	02/15/2022	1,365,205
1,405,000	Praxair, Inc.	2.200	08/15/2022	1,368,926
3,035,000	Sherwin-Williams Co. (The)	2.750	06/01/2022	2,987,267
1,459,000	Syngenta Finance NV (Switzerland)	3.125	03/28/2022	1,424,336

				15,118,452

	Commercial Services—0.9%
1,134,000	Block Financial LLC	5.500	11/01/2022	1,180,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Commercial Services (continued)
$1,374,000	Catholic Health Initiatives	2.950%	11/01/2022	$1,344,686
1,174,000	Ecolab, Inc.	2.375	08/10/2022	1,146,832
1,713,000	Equifax, Inc.	3.300	12/15/2022	1,685,337
1,429,000	Moody’s Corp.	4.500	09/01/2022	1,481,881
3,010,000	RELX Capital, Inc. (United Kingdom)	3.125	10/15/2022	2,965,323

				9,804,195

	Computers—3.0%
4,355,000	Apple, Inc.	2.500	02/09/2022	4,330,027
3,318,000	Apple, Inc.	2.150	02/09/2022	3,266,771
2,757,000	Apple, Inc.	2.300	05/11/2022	2,714,576
3,721,000	Apple, Inc.	2.700	05/13/2022	3,711,629
2,568,000	Apple, Inc.	2.100	09/12/2022	2,510,616
3,781,000	Hewlett Packard Enterprise Co.	4.400	10/15/2022	3,908,264
1,246,000	HP, Inc.	4.050	09/15/2022	1,270,503
1,701,000	IBM Credit LLC	2.200	09/08/2022	1,651,021
3,100,000	International Business Machines Corp.(a)	2.500	01/27/2022	3,060,836
2,500,000	International Business Machines Corp.	1.875	08/01/2022	2,403,918
2,450,000	International Business Machines Corp.	2.875	11/09/2022	2,435,110
2,050,000	Seagate HDD Cayman	4.250	03/01/2022	2,048,704

				33,311,975

	Cosmetics/Personal Care—1.1%
1,789,000	Colgate-Palmolive Co., MTN	2.300	05/03/2022	1,767,394
3,139,000	Procter & Gamble Co. (The)	2.300	02/06/2022	3,109,173
3,693,000	Procter & Gamble Co. (The)	2.150	08/11/2022	3,623,418
1,900,000	Unilever Capital Corp. (United Kingdom)	3.000	03/07/2022	1,905,023
2,100,000	Unilever Capital Corp. (United Kingdom)	2.200	05/05/2022	2,057,754

				12,462,762

	Diversified Financial Services—4.8%
3,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.950	02/01/2022	3,011,242
1,801,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.500	05/26/2022	1,777,961
1,801,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.625	07/01/2022	1,827,216
1,467,000	Air Lease Corp.	3.750	02/01/2022	1,472,409
1,603,000	Air Lease Corp.	2.625	07/01/2022	1,544,322
4,785,000	American Express Co.	2.500	08/01/2022	4,690,527
3,500,000	American Express Co.	2.650	12/02/2022	3,451,667
5,024,000	American Express Credit Corp., MTN	2.700	03/03/2022	4,998,773
3,384,000	BlackRock, Inc.	3.375	06/01/2022	3,432,379
2,608,000	Capital One Financial Corp.	3.050	03/09/2022	2,598,173
1,971,000	CME Group, Inc.	3.000	09/15/2022	1,980,853
1,177,000	Discover Financial Services	3.850	11/21/2022	1,185,254
1,542,000	E*TRADE Financial Corp.	2.950	08/24/2022	1,512,768
1,789,000	International Lease Finance Corp.	8.625	01/15/2022	2,014,462
1,942,000	International Lease Finance Corp.	5.875	08/15/2022	2,066,830
2,157,000	ORIX Corp. (Japan)	2.900	07/18/2022	2,129,762
2,419,000	TD Ameritrade Holding Corp.	2.950	04/01/2022	2,419,895
2,571,000	Visa, Inc.	2.150	09/15/2022	2,521,450
6,468,000	Visa, Inc.	2.800	12/14/2022	6,472,813
1,540,000	Western Union Co. (The)	3.600	03/15/2022	1,554,887

				52,663,643

	Electric—2.3%
2,018,000	Alabama Power Co., Series 17A	2.450	03/30/2022	1,987,299
1,175,000	CenterPoint Energy, Inc.	2.500	09/01/2022	1,132,975
1,175,000	Duke Energy Corp.	2.400	08/15/2022	1,145,623
1,332,000	Duke Energy Corp.(a)	3.050	08/15/2022	1,326,491
1,269,000	Duke Energy Progress LLC	2.800	05/15/2022	1,265,989
1,640,000	Entergy Corp.	4.000	07/15/2022	1,664,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electric (continued)
$2,061,000	Eversource Energy, Series K	2.750%	03/15/2022	$2,036,739
3,006,000	Exelon Corp.	3.497	06/01/2022	2,989,122
1,611,000	Exelon Generation Co. LLC	3.400	03/15/2022	1,614,664
1,243,000	Exelon Generation Co. LLC	4.250	06/15/2022	1,274,186
1,076,000	FirstEnergy Corp., Series A(a)	2.850	07/15/2022	1,053,786
1,527,000	ITC Holdings Corp.	2.700	11/15/2022	1,482,853
2,222,000	Oncor Electric Delivery Co. LLC	7.000	09/01/2022	2,506,519
1,744,000	Public Service Enterprise Group, Inc.	2.650	11/15/2022	1,705,617
1,746,000	Sempra Energy	2.875	10/01/2022	1,695,758

				24,881,767

	Electronics—0.5%
1,390,000	Amphenol Corp.	4.000	02/01/2022	1,422,999
1,353,000	Jabil, Inc.	4.700	09/15/2022	1,363,756
1,376,000	Tech Data Corp.	3.700	02/15/2022	1,362,992
1,455,000	Tyco Electronics Group SA (Switzerland)	3.500	02/03/2022	1,462,474

				5,612,221

	Environmental Control—0.3%
2,135,000	Republic Services, Inc.	3.550	06/01/2022	2,167,139
1,136,000	Waste Management, Inc.	2.900	09/15/2022	1,128,521

				3,295,660

	Food—1.5%
1,640,000	General Mills, Inc.	2.600	10/12/2022	1,604,456
5,669,000	Kraft Heinz Foods Co.	3.500	06/06/2022	5,653,188
2,878,000	Kraft Heinz Foods Co.	3.500	07/15/2022	2,869,907
1,197,000	Kroger Co. (The)	3.400	04/15/2022	1,201,534
2,536,000	McCormick & Co., Inc.	2.700	08/15/2022	2,492,872
2,705,000	Tyson Foods, Inc.	4.500	06/15/2022	2,802,937

				16,624,894

	Forest Products & Paper—0.2%
2,013,000	International Paper Co.	4.750	02/15/2022	2,095,986

	Gas—0.1%
1,035,000	NiSource, Inc.	2.650	11/17/2022	1,005,227

	Hand/Machine Tools—0.2%
2,401,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	2,370,487

	Healthcare-Products—2.2%
2,307,000	Abbott Laboratories	2.550	03/15/2022	2,275,438
5,201,000	Becton, Dickinson and Co.	2.894	06/06/2022	5,149,285
1,513,000	Boston Scientific Corp.	3.375	05/15/2022	1,518,310
2,044,000	Covidien International Finance SA	3.200	06/15/2022	2,059,681
7,083,000	Medtronic, Inc.	3.150	03/15/2022	7,135,541
1,718,000	Medtronic, Inc.	3.125	03/15/2022	1,728,435
2,212,000	Thermo Fisher Scientific, Inc.	3.300	02/15/2022	2,223,005
2,162,000	Zimmer Biomet Holdings, Inc.	3.150	04/01/2022	2,148,868

				24,238,563

	Healthcare-Services—2.3%
2,968,000	Aetna, Inc.	2.750	11/15/2022	2,904,267
2,253,000	Anthem, Inc.	3.125	05/15/2022	2,250,508
2,054,000	Anthem, Inc.	2.950	12/01/2022	2,038,161
2,024,000	Cigna Holding Co.	4.000	02/15/2022	2,064,555
3,626,000	HCA, Inc.	5.875	03/15/2022	3,860,343
1,572,000	Humana, Inc.	3.150	12/01/2022	1,567,253
1,313,000	Laboratory Corp. of America Holdings	3.200	02/01/2022	1,307,915
1,300,000	Laboratory Corp. of America Holdings	3.750	08/23/2022	1,316,623
2,835,000	UnitedHealth Group, Inc.	2.875	03/15/2022	2,835,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Services (continued)
$2,738,000	UnitedHealth Group, Inc.	3.350%	07/15/2022	$2,776,058
2,254,000	UnitedHealth Group, Inc.	2.375	10/15/2022	2,215,846

				25,137,336

	Home Builders—0.5%
1,784,000	Lennar Corp.	4.125	01/15/2022	1,781,770
1,750,000	Lennar Corp.	4.750	11/15/2022	1,795,390
1,890,000	NVR, Inc.	3.950	09/15/2022	1,924,669

				5,501,829

	Household Products/Wares—0.1%
1,587,000	Clorox Co. (The)	3.050	09/15/2022	1,588,991

	Insurance—1.5%
4,406,000	American International Group, Inc.	4.875	06/01/2022	4,619,048
2,470,000	Berkshire Hathaway Finance Corp.(a)	3.000	05/15/2022	2,494,404
2,100,000	Berkshire Hathaway, Inc.	3.400	01/31/2022	2,146,799
3,243,000	Chubb INA Holdings, Inc.	2.875	11/03/2022	3,253,593
1,993,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	2,100,230
1,188,000	Marsh & McLennan Cos., Inc.	2.750	01/30/2022	1,176,459
1,192,000	MetLife, Inc.	3.048	12/15/2022	1,191,718

				16,982,251

	Internet—0.7%
3,725,000	Amazon.com, Inc.	2.500	11/29/2022	3,689,690
1,815,000	eBay, Inc.	3.800	03/09/2022	1,839,664
2,754,000	eBay, Inc.	2.600	07/15/2022	2,697,987

				8,227,341

	Investment Companies—0.1%
1,516,000	Ares Capital Corp.	3.625	01/19/2022	1,491,090

	Iron/Steel—0.4%
2,568,000	ArcelorMittal (Luxembourg)	6.250	02/25/2022	2,752,240
1,360,000	Nucor Corp.	4.125	09/15/2022	1,402,067

				4,154,307

	Lodging—0.2%
1,732,000	Marriott International, Inc.	2.300	01/15/2022	1,692,000

	Machinery-Construction & Mining—0.9%
3,483,000	ABB Finance USA, Inc. (Switzerland)	2.875	05/08/2022	3,475,052
1,642,000	Caterpillar Financial Services Corp., MTN(a)	2.850	06/01/2022	1,637,548
1,708,000	Caterpillar Financial Services Corp., MTN	2.400	06/06/2022	1,683,686
1,532,000	Caterpillar Financial Services Corp., MTN	2.550	11/29/2022	1,508,752
1,514,000	Caterpillar, Inc.	2.600	06/26/2022	1,493,065

				9,798,103

	Machinery-Diversified—1.0%
1,171,000	CNH Industrial Capital LLC	4.375	04/05/2022	1,189,853
2,926,000	Deere & Co.	2.600	06/08/2022	2,914,822
1,154,000	Flowserve Corp.	3.500	09/15/2022	1,134,664
1,730,000	John Deere Capital Corp., MTN	2.650	01/06/2022	1,718,194
1,331,000	John Deere Capital Corp., MTN	2.750	03/15/2022	1,329,306
1,539,000	John Deere Capital Corp., MTN	2.150	09/08/2022	1,507,863
1,724,000	Roper Technologies, Inc.	3.125	11/15/2022	1,704,294

				11,498,996

	Media—2.6%
2,328,000	CBS Corp.	3.375	03/01/2022	2,322,438
8,172,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	8,387,924
3,035,000	Comcast Cable Communications Holdings, Inc.	9.455	11/15/2022	3,704,415
2,002,000	Comcast Corp.	1.625	01/15/2022	1,930,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Media (continued)
$3,028,000	Comcast Corp.	3.125%	07/15/2022	$3,050,200
1,178,000	Discovery Communications LLC(a)	3.300	05/15/2022	1,169,425
1,594,000	Walt Disney Co. (The), MTN	2.450	03/04/2022	1,577,298
2,704,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	2,661,126
1,579,000	Warner Media LLC	4.000	01/15/2022	1,611,326
1,721,000	Warner Media LLC	3.400	06/15/2022	1,727,698

				28,142,628

	Mining—0.3%
3,044,000	Newmont Mining Corp.	3.500	03/15/2022	3,061,212

	Miscellaneous Manufacturing—1.5%
1,607,000	3M Co., GMTN	2.000	06/26/2022	1,569,835
4,231,000	Eaton Corp.	2.750	11/02/2022	4,180,815
2,798,000	General Electric Co., GMTN	3.150	09/07/2022	2,756,033
8,339,000	General Electric Co.	2.700	10/09/2022	8,080,521

				16,587,204

	Oil & Gas—5.4%
3,522,000	Antero Resources Corp.	5.125	12/01/2022	3,540,843
1,976,000	Apache Corp.	3.250	04/15/2022	1,959,732
2,812,000	BP Capital Markets PLC (United Kingdom)	3.062	03/17/2022	2,820,096
3,110,000	BP Capital Markets PLC (United Kingdom)	2.500	11/06/2022	3,055,217
1,227,000	Cenovus Energy, Inc. (Canada)(a)	3.000	08/15/2022	1,187,138
2,469,000	Chevron Corp.	2.411	03/03/2022	2,450,068
2,033,000	Chevron Corp.	2.498	03/03/2022	2,018,218
5,648,000	Chevron Corp.	2.355	12/05/2022	5,562,027
4,208,000	Continental Resources, Inc.	5.000	09/15/2022	4,256,293
2,610,000	Devon Energy Corp.	3.250	05/15/2022	2,602,923
2,359,000	Equities Corp.	3.000	10/01/2022	2,275,387
3,514,000	Exxon Mobil Corp.	2.397	03/06/2022	3,482,778
1,350,000	Husky Energy, Inc. (Canada)	3.950	04/15/2022	1,369,055
2,569,000	Marathon Oil Corp.	2.800	11/01/2022	2,500,820
1,134,000	Murphy Oil Corp.	4.000	06/01/2022	1,125,583
1,290,000	Murphy Oil Corp.	4.450	12/01/2022	1,285,241
2,049,000	Newfield Exploration Co.	5.750	01/30/2022	2,161,695
2,210,000	Occidental Petroleum Corp.	3.125	02/15/2022	2,226,737
5,945,000	Phillips 66	4.300	04/01/2022	6,155,147
1,969,000	Pioneer Natural Resources Co.	3.950	07/15/2022	1,998,575
2,707,000	Shell International Finance BV (Netherlands)	2.375	08/21/2022	2,663,798
3,022,000	Total Capital International SA (France)	2.875	02/17/2022	3,024,255

				59,721,626

	Oil & Gas Services—0.7%
3,601,000	Baker Hughes A GE Co. LLC/Baker Hughes Co.-Obligor, Inc.	2.773	12/15/2022	3,548,539
4,285,000	National Oilwell Varco, Inc.	2.600	12/01/2022	4,156,561

				7,705,100

	Pharmaceuticals—6.1%
8,590,000	AbbVie, Inc.	2.900	11/06/2022	8,462,886
2,690,000	AbbVie, Inc.	3.200	11/06/2022	2,680,590
4,420,000	Allergan Finance LLC	3.250	10/01/2022	4,365,514
8,329,000	Allergan Funding SCS	3.450	03/15/2022	8,298,908
2,655,000	AstraZeneca PLC (United Kingdom)	2.375	06/12/2022	2,591,394
2,048,000	Bristol-Myers Squibb Co.	2.000	08/01/2022	1,984,054
3,210,000	Cardinal Health, Inc.	2.616	06/15/2022	3,120,623
4,468,000	CVS Health Corp.	3.500	07/20/2022	4,491,776
3,439,000	CVS Health Corp.	2.750	12/01/2022	3,360,278
2,053,000	Eli Lilly & Co.	2.350	05/15/2022	2,024,419
3,020,000	Express Scripts Holding Co.	3.900	02/15/2022	3,084,658
1,527,000	Express Scripts Holding Co.	3.050	11/30/2022	1,508,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pharmaceuticals (continued)
$5,845,000	GlaxoSmithKline Capital PLC (United Kingdom)	2.850%	05/08/2022	$5,833,841
2,597,000	Johnson & Johnson	2.250	03/03/2022	2,564,235
3,330,000	Merck & Co., Inc.	2.350	02/10/2022	3,299,147
2,732,000	Merck & Co., Inc.	2.400	09/15/2022	2,694,573
2,921,000	Novartis Capital Corp. (Switzerland)	2.400	05/17/2022	2,888,647
3,976,000	Novartis Capital Corp. (Switzerland)	2.400	09/21/2022	3,932,685

				67,187,089

	Pipelines—3.0%
1,527,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	3.500	12/01/2022	1,521,310
1,943,991	Enbridge, Inc. (Canada)	2.900	07/15/2022	1,914,764
2,606,000	Energy Transfer Operating LP	5.200	02/01/2022	2,718,133
2,281,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	2,417,695
1,651,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.000	10/01/2022	1,718,312
1,903,000	Enterprise Products Operating LLC	4.050	02/15/2022	1,949,217
2,668,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	2,716,666
2,282,000	ONEOK Partners LP	3.375	10/01/2022	2,285,916
1,280,000	ONEOK, Inc.	4.250	02/01/2022	1,308,493
1,872,000	Plains All American Pipeline LP/PAA Finance Corp.	3.650	06/01/2022	1,862,998
2,600,000	Sabine Pass Liquefaction LLC	6.250	03/15/2022	2,782,902
2,805,000	TransCanada PipeLines Ltd. (Canada)	2.500	08/01/2022	2,750,957
2,141,000	Western Midstream Operating LP	4.000	07/01/2022	2,152,273
3,210,000	Williams Cos., Inc. (The)	3.600	03/15/2022	3,230,207
2,037,000	Williams Cos., Inc. (The)	3.350	08/15/2022	2,021,339

				33,351,182

	REITs—2.7%
1,468,000	Alexandria Real Estate Equities, Inc.	4.600	04/01/2022	1,516,540
1,378,000	American Tower Corp.	2.250	01/15/2022	1,332,948
1,976,000	American Tower Corp.	4.700	03/15/2022	2,048,878
1,419,000	Brixmor Operating Partnership LP	3.875	08/15/2022	1,421,402
2,111,000	Crown Castle International Corp.	4.875	04/15/2022	2,199,727
1,151,000	Digital Realty Trust LP	3.950	07/01/2022	1,166,745
1,839,000	HCP, Inc.	4.000	12/01/2022	1,868,940
1,463,000	Hospitality Properties Trust(a)	5.000	08/15/2022	1,492,630
1,370,000	Kimco Realty Corp.	3.400	11/01/2022	1,367,244
1,636,000	Public Storage	2.370	09/15/2022	1,598,568
2,672,000	Realty Income Corp.	3.250	10/15/2022	2,683,342
1,472,000	Simon Property Group LP	2.350	01/30/2022	1,446,386
1,580,000	Simon Property Group LP	3.375	03/15/2022	1,595,084
1,698,000	Simon Property Group LP	2.625	06/15/2022	1,674,646
1,537,000	SL Green Operating Partnership LP	3.250	10/15/2022	1,513,995
1,904,000	Ventas Realty LP/Ventas Capital Corp.	4.250	03/01/2022	1,952,570
1,182,000	Ventas Realty LP/Ventas Capital Corp.	3.250	08/15/2022	1,180,982
1,514,000	Welltower, Inc.	5.250	01/15/2022	1,585,059

				29,645,686

	Retail—2.4%
1,341,000	AutoZone, Inc.	3.700	04/15/2022	1,358,321
1,670,000	Costco Wholesale Corp.(a)	2.250	02/15/2022	1,633,866
1,972,000	Costco Wholesale Corp.	2.300	05/18/2022	1,951,096
3,283,000	Home Depot, Inc. (The)	2.625	06/01/2022	3,268,181
2,020,000	Lowe’s Cos., Inc.	3.120	04/15/2022	2,018,946
1,691,000	Macy’s Retail Holdings, Inc.	3.875	01/15/2022	1,697,130
4,013,000	McDonald’s Corp., MTN	2.625	01/15/2022	3,984,060
1,100,000	Starbucks Corp.	2.700	06/15/2022	1,090,893
3,177,000	Target Corp.	2.900	01/15/2022	3,197,861
3,165,000	Walgreen Co.	3.100	09/15/2022	3,157,657
3,283,000	Walmart, Inc.	2.350	12/15/2022	3,237,230

				26,595,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Savings & Loans—0.1%
$1,546,000	People’s United Financial, Inc.	3.650%	12/06/2022	$1,542,886

	Semiconductors—2.4%
9,473,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.000	01/15/2022	9,308,870
2,066,000	Intel Corp.	2.350	05/11/2022	2,042,625
3,493,000	Intel Corp.	3.100	07/29/2022	3,536,100
4,440,000	Intel Corp.	2.700	12/15/2022	4,427,273
5,683,000	QUALCOMM, Inc.	3.000	05/20/2022	5,666,687
1,151,000	Texas Instruments, Inc.	1.850	05/15/2022	1,115,800

				26,097,355

	Software—3.1%
1,588,000	CA, Inc.	3.600	08/15/2022	1,579,636
1,820,000	Fiserv, Inc.	3.500	10/01/2022	1,828,047
5,140,000	Microsoft Corp.	2.400	02/06/2022	5,103,574
3,947,000	Microsoft Corp.	2.375	02/12/2022	3,917,747
2,498,000	Microsoft Corp.	2.650	11/03/2022	2,493,334
1,947,000	Microsoft Corp.	2.125	11/15/2022	1,913,133
7,109,000	Oracle Corp.	2.500	05/15/2022	7,025,109
6,894,000	Oracle Corp.	2.500	10/15/2022	6,801,622
3,825,000	VMware, Inc.	2.950	08/21/2022	3,749,865

				34,412,067

	Telecommunications—3.6%
3,986,000	AT&T, Inc.	3.000	02/15/2022	3,969,118
3,608,000	AT&T, Inc.	3.200	03/01/2022	3,609,078
2,840,000	AT&T, Inc.	3.800	03/15/2022	2,886,801
5,618,000	AT&T, Inc.	3.000	06/30/2022	5,578,329
3,270,000	AT&T, Inc.	2.625	12/01/2022	3,199,603
1,231,000	Cisco Systems, Inc.(a)	3.000	06/15/2022	1,242,141
2,182,000	Motorola Solutions, Inc.	3.750	05/15/2022	2,193,576
1,266,000	Nokia OYJ (Finland)(a)	3.375	06/12/2022	1,243,465
2,486,000	Telefonaktiebolaget LM Ericsson (Sweden)	4.125	05/15/2022	2,514,563
3,269,000	Verizon Communications, Inc.	2.946	03/15/2022	3,270,833
3,977,000	Verizon Communications, Inc.	3.125	03/16/2022	3,994,917
3,438,000	Verizon Communications, Inc.	2.450	11/01/2022	3,380,584
2,728,000	Vodafone Group PLC (United Kingdom)	2.500	09/26/2022	2,669,803

				39,752,811

	Textiles—0.2%
1,696,000	Cintas Corp. No. 2	2.900	04/01/2022	1,690,824

	Transportation—1.2%
1,628,000	Burlington Northern Santa Fe LLC	3.050	03/15/2022	1,632,250
1,457,000	Burlington Northern Santa Fe LLC	3.050	09/01/2022	1,463,845
1,202,000	FedEx Corp.	2.625	08/01/2022	1,182,505
1,762,000	Norfolk Southern Corp.	3.000	04/01/2022	1,752,013
2,026,000	Union Pacific Corp.	4.163	07/15/2022	2,101,082
1,611,000	United Parcel Service, Inc.	2.350	05/16/2022	1,586,880
3,058,000	United Parcel Service, Inc.	2.450	10/01/2022	3,033,560

				12,752,135

	Total Corporate Bonds (Cost $1,090,515,567)			1,086,542,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.4%
4,000,122	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $4,000,122)	$4,000,122

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 1,094,515,689)—99.3%	1,090,542,609

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.4%
4,866,099	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $4,866,099)	4,866,099

	Total Investments in Securities (Cost $1,099,381,788)—99.7%	1,095,408,708

	Other assets less liabilities—0.3%	2,924,619

	Net Assets—100.0%	$1,098,333,327

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	34.8
Consumer, Non-cyclical	19.6
Energy	9.7
Consumer, Cyclical	8.5
Technology	7.7
Communications	7.0
Industrial	6.5
Utilities	3.0
Basic Materials	1.5
Money Market Funds Plus Other Assets Less Liabilities	1.7

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.3%
	Advertising—0.2%
$937,000	Interpublic Group of Cos., Inc. (The)	3.750%	02/15/2023	$935,187

	Aerospace/Defense—1.8%
1,335,000	General Dynamics Corp.	3.375	05/15/2023	1,354,079
813,000	General Dynamics Corp.	1.875	08/15/2023	776,489
1,351,000	L3 Technologies, Inc.	3.850	06/15/2023	1,371,961
1,133,000	Lockheed Martin Corp.	3.100	01/15/2023	1,134,669
2,084,000	Northrop Grumman Corp.	3.250	08/01/2023	2,089,995
4,502,000	United Technologies Corp.	3.650	08/16/2023	4,560,995

				11,288,188

	Agriculture—0.7%
1,129,000	Philip Morris International, Inc.	2.625	03/06/2023	1,105,157
1,336,000	Philip Morris International, Inc.	2.125	05/10/2023	1,276,016
742,000	Philip Morris International, Inc.	3.600	11/15/2023	756,581
1,009,000	Reynolds American, Inc. (United Kingdom)	4.850	09/15/2023	1,050,004

				4,187,758

	Airlines—0.1%
825,000	Delta Air Lines, Inc.	3.800	04/19/2023	819,114

	Apparel—0.2%
944,000	NIKE, Inc.	2.250	05/01/2023	931,787

	Auto Manufacturers—3.8%
1,069,000	American Honda Finance Corp., GMTN	3.450	07/14/2023	1,085,049
2,800,000	Fiat Chrysler Automobiles NV (United Kingdom)	5.250	04/15/2023	2,851,800
1,500,000	Ford Motor Credit Co. LLC	4.140	02/15/2023	1,449,695
1,700,000	Ford Motor Credit Co. LLC	3.096	05/04/2023	1,565,128
2,000,000	Ford Motor Credit Co. LLC	4.375	08/06/2023	1,945,624
2,912,000	General Motors Co.	4.875	10/02/2023	3,008,634
1,351,000	General Motors Financial Co., Inc.	3.250	01/05/2023	1,320,419
2,357,000	General Motors Financial Co., Inc.	3.700	05/09/2023	2,325,980
1,237,000	General Motors Financial Co., Inc.	4.250	05/15/2023	1,242,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$1,968,000	General Motors Financial Co., Inc.	4.150%	06/19/2023	$1,975,671
1,507,000	Toyota Motor Corp. (Japan)	3.419	07/20/2023	1,528,204
1,165,000	Toyota Motor Credit Corp., MTN	2.625	01/10/2023	1,148,487
1,099,000	Toyota Motor Credit Corp., MTN	2.250	10/18/2023	1,060,486
1,041,000	Toyota Motor Credit Corp., Series G, MTN	2.700	01/11/2023	1,027,689

				23,535,318

	Banks—25.0%
1,800,000	Banco Santander SA (Spain)	3.125	02/23/2023	1,747,021
2,200,000	Banco Santander SA (Spain)	3.848	04/12/2023	2,187,781
8,174,000	Bank of America Corp., GMTN	3.300	01/11/2023	8,208,099
3,752,000	Bank of America Corp., GMTN	4.100	07/24/2023	3,873,635
2,066,000	Bank of New York Mellon Corp. (The), MTN	2.950	01/29/2023	2,058,131
1,238,000	Bank of New York Mellon Corp. (The), MTN	3.500	04/28/2023	1,257,262
1,244,000	Bank of New York Mellon Corp. (The), MTN	3.450	08/11/2023	1,262,248
2,423,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	2,332,072
2,700,000	Barclays PLC (United Kingdom)	3.684	01/10/2023	2,677,123
1,789,000	Canadian Imperial Bank of Commerce, BKNT (Canada)(a)	3.500	09/13/2023	1,813,039
2,179,000	Citigroup, Inc.	3.500	05/15/2023	2,183,835
1,959,000	Citigroup, Inc.	3.875	10/25/2023	2,009,610
1,252,000	Citizens Bank NA	3.700	03/29/2023	1,268,687
1,613,000	Comerica, Inc.	3.700	07/31/2023	1,636,082
1,900,000	Cooperatieve Rabobank UA (Netherlands)	2.750	01/10/2023	1,866,537
2,900,000	Cooperatieve Rabobank UA (Netherlands)	4.625	12/01/2023	2,991,757
1,800,000	Deutsche Bank AG (Germany)	3.950	02/27/2023	1,741,766
1,400,000	Discover Bank	3.350	02/06/2023	1,384,431
1,720,000	Discover Bank	4.200	08/08/2023	1,759,762
4,311,000	Goldman Sachs Group, Inc. (The)	3.625	01/22/2023	4,354,100
3,121,000	Goldman Sachs Group, Inc. (The)	3.200	02/23/2023	3,100,727
3,500,000	HSBC Holdings PLC (United Kingdom)	3.600	05/25/2023	3,520,021
1,100,000	Huntington National Bank (The), BKNT	3.550	10/06/2023	1,113,548
2,562,000	JPMorgan Chase & Co.	2.972	01/15/2023	2,549,656
5,018,000	JPMorgan Chase & Co.	3.200	01/25/2023	5,027,269
3,748,000	JPMorgan Chase & Co.	3.375	05/01/2023	3,752,775
3,529,000	JPMorgan Chase & Co.	2.700	05/18/2023	3,469,721
1,500,000	KeyBank NA	3.375	03/07/2023	1,513,490
1,069,000	M&T Bank Corp.	3.550	07/26/2023	1,085,809
3,014,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.455	03/02/2023	3,022,139
3,785,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.761	07/26/2023	3,849,590
1,301,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.527	09/13/2023	1,254,081
1,500,000	Mizuho Financial Group, Inc. (Japan)	3.549	03/05/2023	1,507,878
4,778,000	Morgan Stanley, GMTN	3.125	01/23/2023	4,745,427
4,583,000	Morgan Stanley, GMTN	3.750	02/25/2023	4,654,110
3,833,000	Morgan Stanley, MTN	4.100	05/22/2023	3,899,718
1,500,000	PNC Bank NA	3.500	06/08/2023	1,520,535
1,200,000	PNC Bank NA	3.800	07/25/2023	1,219,291
1,350,000	PNC Bank NA, BKNT	2.950	01/30/2023	1,333,133
2,069,000	Regions Financial Corp.	3.800	08/14/2023	2,093,901
1,975,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.100	06/10/2023	2,074,108
4,600,000	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/2023	4,565,290
3,348,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.000	12/19/2023	3,518,869
1,558,000	Santander Holdings USA, Inc.	3.400	01/18/2023	1,531,110
1,600,000	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/2023	1,578,596
1,604,000	State Street Corp.	3.100	05/15/2023	1,598,477
1,635,000	State Street Corp.	3.700	11/20/2023	1,683,628
1,285,000	Sumitomo Mitsui Banking Corp. (Japan)	3.000	01/18/2023	1,270,127
1,100,000	Sumitomo Mitsui Banking Corp. (Japan)	3.950	07/19/2023	1,125,566
2,906,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.102	01/17/2023	2,883,920
1,420,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.748	07/19/2023	1,440,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$1,201,000	SunTrust Bank, BKNT	2.750%	05/01/2023	$1,178,397
1,034,000	SunTrust Bank	3.000	02/02/2023	1,028,708
2,733,000	Toronto-Dominion Bank (The), GMTN (Canada)	3.500	07/19/2023	2,782,862
2,500,000	U.S. Bank NA, BKNT	3.400	07/24/2023	2,531,915
1,200,000	U.S. Bank NA	2.850	01/23/2023	1,193,633
6,765,000	Wells Fargo & Co.	3.069	01/24/2023	6,724,307
2,899,000	Wells Fargo & Co., GMTN	4.125	08/15/2023	2,963,626
3,850,000	Wells Fargo & Co., Series M, GMTN	3.450	02/13/2023	3,857,349
5,300,000	Wells Fargo Bank NA, BKNT	3.550	08/14/2023	5,383,661

				153,760,755

	Beverages—4.1%
11,040,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.300	02/01/2023	11,113,529
1,645,000	Coca-Cola Co. (The)	2.500	04/01/2023	1,634,953
3,044,000	Coca-Cola Co. (The)(a)	3.200	11/01/2023	3,102,410
1,034,000	Constellation Brands, Inc.	3.200	02/15/2023	1,020,416
2,043,000	Constellation Brands, Inc.	4.250	05/01/2023	2,106,660
2,361,000	Diageo Capital PLC (United Kingdom)	2.625	04/29/2023	2,332,145
1,101,000	Diageo Capital PLC (United Kingdom)	3.500	09/18/2023	1,122,162
861,000	Keurig Dr Pepper, Inc.	3.130	12/15/2023	834,319
2,123,000	PepsiCo, Inc.	2.750	03/01/2023	2,124,520

				25,391,114

	Biotechnology—1.3%
1,237,000	Amgen, Inc.	2.250	08/19/2023	1,193,806
1,650,000	Celgene Corp.	2.750	02/15/2023	1,612,579
2,065,000	Celgene Corp.	3.250	02/20/2023	2,049,304
1,806,000	Celgene Corp.	4.000	08/15/2023	1,841,518
1,426,000	Gilead Sciences, Inc.	2.500	09/01/2023	1,380,276

				8,077,483

	Chemicals—1.0%
2,071,000	EI du Pont de Nemours & Co.	2.800	02/15/2023	2,050,998
1,571,000	LYB International Finance BV	4.000	07/15/2023	1,585,273
1,455,000	Mosaic Co. (The)	4.250	11/15/2023	1,498,783
915,000	Praxair, Inc.	2.700	02/21/2023	901,248

				6,036,302

	Commercial Services—0.8%
1,230,000	Relx Capital, Inc. (United Kingdom)	3.500	03/16/2023	1,225,168
1,004,000	Total System Services, Inc.	3.750	06/01/2023	1,001,502
1,035,000	Total System Services, Inc.	4.000	06/01/2023	1,044,467
1,850,000	United Rentals North America, Inc.	4.625	07/15/2023	1,892,550

				5,163,687

	Computers—3.4%
1,343,000	Apple, Inc.	2.400	01/13/2023	1,321,518
2,887,000	Apple, Inc.(a)	2.850	02/23/2023	2,890,012
10,376,000	Apple, Inc.	2.400	05/03/2023	10,189,966
1,600,000	IBM Credit LLC	3.000	02/06/2023	1,592,433
2,800,000	International Business Machines Corp.	3.375	08/01/2023	2,825,321
1,752,000	Seagate HDD Cayman	4.750	06/01/2023	1,759,474

				20,578,724

	Cosmetics/Personal Care—0.7%
914,000	Colgate-Palmolive Co., MTN(a)	1.950	02/01/2023	883,154
2,030,000	Procter & Gamble Co. (The)	3.100	08/15/2023	2,065,493
1,301,000	Unilever Capital Corp. (United Kingdom)(a)	3.125	03/22/2023	1,300,921

				4,249,568

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services—3.3%
$1,151,000	Aercap Ireland Capital Dac/Aercap Global Aviation Trust (Ireland)	3.300%	01/23/2023	$1,114,947
1,151,000	Aercap Ireland Capital Dac/Aercap Global Aviation Trust (Ireland)	4.125	07/03/2023	1,143,805
1,042,000	Air Lease Corp.	2.750	01/15/2023	998,566
927,000	Air Lease Corp.	3.875	07/03/2023	923,690
1,354,000	Air Lease Corp.	3.000	09/15/2023	1,295,560
3,113,000	American Express Co.	3.400	02/27/2023	3,137,226
1,140,000	Ameriprise Financial, Inc.	4.000	10/15/2023	1,174,140
2,700,000	Capital One Bank USA NA	3.375	02/15/2023	2,665,335
2,076,000	Capital One Financial Corp.	3.200	01/30/2023	2,047,063
1,519,000	Capital One Financial Corp.	3.500	06/15/2023	1,505,156
1,335,000	Charles Schwab Corp. (The)	2.650	01/25/2023	1,319,038
1,316,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	1,370,551
1,304,000	Jefferies Group LLC	5.125	01/20/2023	1,352,653

				20,047,730

	Electric—2.9%
1,001,000	Black Hills Corp.	4.250	11/30/2023	1,023,156
768,000	Delmarva Power & Light Co.	3.500	11/15/2023	779,571
1,069,000	DTE Energy Co., Series D	3.700	08/01/2023	1,073,842
834,000	Duke Energy Carolinas LLC	3.050	03/15/2023	838,842
858,000	Duke Energy Carolinas LLC	2.500	03/15/2023	843,502
1,727,000	FirstEnergy Corp., Series B	4.250	03/15/2023	1,770,679
879,000	Florida Power & Light Co.	2.750	06/01/2023	878,811
837,000	Nextera Energy Capital Holdings, Inc.(a)	2.800	01/15/2023	818,244
1,040,000	PPL Capital Funding, Inc.	3.400	06/01/2023	1,033,170
1,230,000	PSEG Power LLC	3.850	06/01/2023	1,239,768
732,000	Public Service Electric & Gas Co., MTN	2.375	05/15/2023	714,590
927,000	Sempra Energy	2.900	02/01/2023	897,639
1,039,000	Sempra Energy(a)	4.050	12/01/2023	1,042,620
1,218,000	Southern California Edison Co., Series C	3.500	10/01/2023	1,198,053
2,569,000	Southern Co. (The)	2.950	07/01/2023	2,524,739
1,297,000	Virginia Electric & Power Co., Series C	2.750	03/15/2023	1,278,399

				17,955,625

	Electrical Components & Equipment—0.2%
1,153,000	Emerson Electric Co.	2.625	02/15/2023	1,133,359

	Electronics—0.2%
1,102,000	Agilent Technologies, Inc.	3.875	07/15/2023	1,121,699

	Environmental Control—0.3%
977,000	Republic Services, Inc.	4.750	05/15/2023	1,028,919
982,000	Waste Management, Inc.	2.400	05/15/2023	952,500

				1,981,419

	Food—2.1%
2,076,000	Campbell Soup Co.	3.650	03/15/2023	2,065,211
1,596,000	Conagra Brands, Inc.	3.200	01/25/2023	1,567,885
1,452,000	General Mills, Inc.	3.700	10/17/2023	1,467,089
825,000	Hershey Co. (The)	3.375	05/15/2023	837,993
1,194,000	Kellogg Co.	2.650	12/01/2023	1,161,573
3,141,000	Kraft Heinz Foods Co.(a)	4.000	06/15/2023	3,179,537
838,000	Kroger Co. (The)	3.850	08/01/2023	851,493
1,651,000	Mondelez International, Inc.	3.625	05/07/2023	1,670,072

				12,800,853

	Gas—0.1%
689,000	National Fuel Gas Co.	3.750	03/01/2023	680,429

	Healthcare-Products—1.0%
1,877,000	Abbott Laboratories	3.400	11/30/2023	1,895,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Products (continued)
$1,023,000	Medtronic, Inc.	2.750%	04/01/2023	$1,016,007
1,614,000	Thermo Fisher Scientific, Inc.	3.150	01/15/2023	1,607,312
1,637,000	Thermo Fisher Scientific, Inc.	3.000	04/15/2023	1,615,083

				6,134,152

	Healthcare-Services—1.6%
2,295,000	Aetna, Inc.	2.800	06/15/2023	2,236,168
1,622,000	Anthem, Inc.	3.300	01/15/2023	1,626,821
2,295,000	HCA, Inc.	4.750	05/01/2023	2,380,770
1,213,000	UnitedHealth Group, Inc.	2.750	02/15/2023	1,202,672
1,248,000	UnitedHealth Group, Inc.	2.875	03/15/2023	1,242,827
1,230,000	UnitedHealth Group, Inc.	3.500	06/15/2023	1,255,362

				9,944,620

	Housewares—0.5%
2,992,000	Newell Brands, Inc.	3.850	04/01/2023	2,962,672

	Insurance—1.8%
1,195,000	Aflac, Inc.	3.625	06/15/2023	1,219,137
1,137,000	Allstate Corp. (The)	3.150	06/15/2023	1,139,699
844,000	Berkshire Hathaway, Inc.(a)	3.000	02/11/2023	849,134
3,615,000	Berkshire Hathaway, Inc.	2.750	03/15/2023	3,609,309
1,027,000	Lincoln National Corp.	4.000	09/01/2023	1,053,701
1,123,000	Loews Corp.	2.625	05/15/2023	1,101,156
2,027,000	MetLife, Inc., Series D	4.368	09/15/2023	2,139,947

				11,112,083

	Internet—0.9%
1,558,000	Amazon.Com, Inc.	2.400	02/22/2023	1,533,035
758,000	Booking Holdings, Inc.	2.750	03/15/2023	740,677
1,612,000	eBay, Inc.	2.750	01/30/2023	1,573,376
1,558,000	VeriSign, Inc.	4.625	05/01/2023	1,588,475

				5,435,563

	Investment Companies—0.2%
1,512,000	Ares Capital Corp.	3.500	02/10/2023	1,434,418

	Iron/Steel—0.3%
999,000	Nucor Corp.	4.000	08/01/2023	1,029,978
821,000	Reliance Steel & Aluminum Co.	4.500	04/15/2023	834,324

				1,864,302

	Machinery-Construction & Mining—0.3%
1,041,000	Caterpillar Financial Services Corp., MTN	3.450	05/15/2023	1,056,298
799,000	Caterpillar Financial Services Corp., MTN(a)	3.750	11/24/2023	820,685

				1,876,983

	Machinery-Diversified—1.1%
1,077,000	CNH Industrial NV (United Kingdom)	4.500	08/15/2023	1,100,586
1,053,000	Cummins, Inc.	3.650	10/01/2023	1,086,088
825,000	John Deere Capital Corp., MTN(a)	2.700	01/06/2023	819,498
828,000	John Deere Capital Corp.	2.800	01/27/2023	821,723
1,934,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	1,930,112
1,281,000	Roper Technologies, Inc.	3.650	09/15/2023	1,288,223

				7,046,230

	Media—2.1%
1,248,000	Comcast Corp.	2.850	01/15/2023	1,240,928
2,139,000	Comcast Corp.	2.750	03/01/2023	2,105,243
2,076,000	Discovery Communications LLC	2.950	03/20/2023	2,012,802
1,718,000	NBCUniversal Media LLC	2.875	01/15/2023	1,706,410
748,000	Thomson Reuters Corp. (Canada)	4.300	11/23/2023	762,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Media (continued)
$1,546,000	Time Warner Entertainment Co. LP	8.375%	03/15/2023	$1,784,323
2,250,000	Viacom, Inc.	4.250	09/01/2023	2,305,966
711,000	Warner Media LLC	4.050	12/15/2023	728,295

				12,646,388

	Metal Fabricate/Hardware—0.3%
1,699,000	Precision Castparts Corp.	2.500	01/15/2023	1,673,213

	Mining—0.3%
1,588,000	Goldcorp, Inc. (Canada)	3.700	03/15/2023	1,599,664

	Miscellaneous Manufacturing—0.8%
1,041,000	3M Co., MTN	2.250	03/15/2023	1,017,617
2,522,000	General Electric Co., GMTN	3.100	01/09/2023	2,469,822
1,141,000	Ingersoll-Rand Global Holding Co. Ltd.	4.250	06/15/2023	1,186,171

				4,673,610

	Oil & Gas—4.5%
1,349,000	Antero Resources Corp.	5.625	06/01/2023	1,357,431
730,000	Apache Corp.	2.625	01/15/2023	702,699
1,214,000	BP Capital Markets PLC (United Kingdom)	3.994	09/26/2023	1,256,089
1,575,000	Canadian Natural Resources Ltd. (Canada)	2.950	01/15/2023	1,540,666
1,544,000	Chevron Corp.	2.566	05/16/2023	1,524,641
4,515,000	Chevron Corp.	3.191	06/24/2023	4,564,185
2,458,000	Continental Resources, Inc.	4.500	04/15/2023	2,507,372
1,995,000	EOG Resources, Inc.	2.625	03/15/2023	1,955,348
2,455,000	Exxon Mobil Corp.	2.726	03/01/2023	2,445,299
2,377,000	Occidental Petroleum Corp.	2.700	02/15/2023	2,346,472
1,807,000	Shell International Finance BV (Netherlands)	2.250	01/06/2023	1,765,873
2,319,000	Shell International Finance BV (Netherlands)	3.400	08/12/2023	2,362,136
1,780,000	Total Capital Canada Ltd. (France)	2.750	07/15/2023	1,759,671
1,631,000	Total Capital International SA (France)	2.700	01/25/2023	1,611,827

				27,699,709

	Oil & Gas Services—0.8%
1,985,000	Halliburton Co.	3.500	08/01/2023	1,999,115
2,779,000	Schlumberger Investment SA	3.650	12/01/2023	2,862,037

				4,861,152

	Packaging & Containers—0.2%
1,218,000	Packaging Corp. of America	4.500	11/01/2023	1,265,646

	Pharmaceuticals—7.2%
1,782,000	AbbVie, Inc.	2.850	05/14/2023	1,739,154
1,579,000	AstraZeneca PLC (United Kingdom)	3.500	08/17/2023	1,588,390
797,000	Bristol-Myers Squibb Co.(a)	3.250	11/01/2023	802,655
1,046,000	Cardinal Health, Inc.	3.200	03/15/2023	1,027,484
10,795,000	CVS Health Corp.	3.700	03/09/2023	10,857,880
2,341,000	CVS Health Corp.	4.000	12/05/2023	2,381,309
1,804,000	Express Scripts Holding Co.	3.000	07/15/2023	1,770,621
2,394,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	2.800	03/18/2023	2,372,177
2,178,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	3.375	05/15/2023	2,207,061
907,000	Johnson & Johnson	2.050	03/01/2023	882,771
1,566,000	Johnson & Johnson(a)	3.375	12/05/2023	1,607,930
3,443,000	Merck & Co., Inc.	2.800	05/18/2023	3,423,659
1,082,000	Mylan, Inc.	4.200	11/29/2023	1,077,652
2,034,000	Pfizer, Inc.	3.000	06/15/2023	2,045,110
1,789,000	Pfizer, Inc.	3.200	09/15/2023	1,813,215
1,864,000	Sanofi (France)	3.375	06/19/2023	1,896,685
4,617,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/2023	4,460,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pharmaceuticals (continued)
$2,389,000	Zoetis, Inc.	3.250%	02/01/2023	$2,376,677

				44,330,459

	Pipelines—4.3%
752,000	Buckeye Partners LP	4.150	07/01/2023	748,378
1,154,000	Enbridge, Inc. (Canada)	4.000	10/01/2023	1,175,517
1,527,000	Energy Transfer Operating LP	3.600	02/01/2023	1,522,200
927,000	Energy Transfer Operating LP, Series 5Y	4.200	09/15/2023	946,667
1,207,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	1,239,880
2,379,000	Enterprise Products Operating LLC	3.350	03/15/2023	2,385,006
2,076,000	EQM Midstream Partners LP	4.750	07/15/2023	2,092,624
1,251,000	Kinder Morgan Energy Partners LP	3.450	02/15/2023	1,251,688
1,183,000	Kinder Morgan Energy Partners LP	3.500	09/01/2023	1,183,921
1,689,000	Kinder Morgan, Inc.	3.150	01/15/2023	1,672,221
927,000	MPLX LP	3.375	03/15/2023	924,554
1,624,000	MPLX LP	4.500	07/15/2023	1,680,509
847,000	ONEOK, Inc.	7.500	09/01/2023	963,619
1,130,000	Plains All American Pipeline LP/PAA Finance Corp.	3.850	10/15/2023	1,125,327
2,900,000	Sabine Pass Liquefaction LLC	5.625	04/15/2023	3,090,460
1,441,000	TransCanada PipeLines Ltd. (Canada)	3.750	10/16/2023	1,467,915
1,690,000	Williams Cos., Inc. (The)	3.700	01/15/2023	1,690,646
1,055,000	Williams Cos., Inc. (The)	4.500	11/15/2023	1,089,996

				26,251,128

	REITs—4.4%
876,000	Alexandria Real Estate Equities, Inc.	3.900	06/15/2023	887,709
1,624,000	American Tower Corp.	3.500	01/31/2023	1,624,511
1,442,000	American Tower Corp.	3.000	06/15/2023	1,408,252
1,752,000	Boston Properties LP	3.850	02/01/2023	1,783,689
799,000	Boston Properties LP	3.125	09/01/2023	789,479
695,000	Brixmor Operating Partnership LP(a)	3.250	09/15/2023	675,419
1,796,000	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849	04/15/2023	1,809,886
2,919,000	Crown Castle International Corp.	5.250	01/15/2023	3,085,758
1,335,000	Crown Castle International Corp.	3.150	07/15/2023	1,309,562
578,000	ERP Operating LP	3.000	04/15/2023	574,456
1,043,000	GLP Capital LP/GLP Financing II, Inc.(a)	5.375	11/01/2023	1,087,004
1,363,000	HCP, Inc.	4.250	11/15/2023	1,394,381
1,201,000	Hospitality Properties Trust	4.500	06/15/2023	1,195,565
1,520,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	1,530,669
1,504,000	Prologis LP	4.250	08/15/2023	1,571,806
1,267,000	Realty Income Corp.	4.650	08/01/2023	1,333,093
867,000	Simon Property Group LP	2.750	02/01/2023	856,039
1,041,000	Simon Property Group LP	2.750	06/01/2023	1,022,887
1,189,000	Welltower, Inc.	3.750	03/15/2023	1,204,019
1,027,000	Welltower, Inc.	3.950	09/01/2023	1,046,733
953,000	Weyerhaeuser Co.	4.625	09/15/2023	982,872

				27,173,789

	Retail—3.8%
1,379,000	AutoZone, Inc.	3.125	07/15/2023	1,359,237
1,649,000	Dollar General Corp.	3.250	04/15/2023	1,627,029
1,558,000	Dollar Tree, Inc.	3.700	05/15/2023	1,546,697
1,726,000	Home Depot, Inc. (The)	2.700	04/01/2023	1,726,841
742,000	Lowe’s Cos., Inc.	3.875	09/15/2023	755,273
1,147,000	Macy’s Retail Holdings, Inc.(a)	2.875	02/15/2023	1,068,836
1,864,000	McDonald’s Corp., MTN	3.350	04/01/2023	1,883,652
1,207,000	QVC, Inc.	4.375	03/15/2023	1,218,439
1,864,000	Starbucks Corp.	3.100	03/01/2023	1,861,043
1,170,000	Starbucks Corp.	3.850	10/01/2023	1,200,127
730,000	TJX Cos., Inc. (The)	2.500	05/15/2023	716,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail (continued)
$3,000,000	Walmart, Inc.	2.550%	04/11/2023	$2,976,173
5,151,000	Walmart, Inc.	3.400	06/26/2023	5,254,319

				23,193,851

	Semiconductors—1.3%
1,032,000	Analog Devices, Inc.	2.875	06/01/2023	1,003,893
1,075,000	Analog Devices, Inc.	3.125	12/05/2023	1,053,793
1,655,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	2.650	01/15/2023	1,578,349
654,000	Maxim Integrated Products, Inc.	3.375	03/15/2023	652,207
2,818,000	QUALCOMM, Inc.	2.600	01/30/2023	2,741,221
937,000	Texas Instruments, Inc.	2.250	05/01/2023	916,864

				7,946,327

	Software—3.1%
1,225,000	Fidelity National Information Services, Inc.	3.500	04/15/2023	1,218,406
1,965,000	Microsoft Corp.	2.375	05/01/2023	1,941,751
2,520,000	Microsoft Corp.	2.000	08/08/2023	2,440,785
3,017,000	Microsoft Corp.	3.625	12/15/2023	3,131,521
2,071,000	Oracle Corp.	2.625	02/15/2023	2,046,561
1,919,000	Oracle Corp.	3.625	07/15/2023	1,973,540
4,540,000	Oracle Corp.	2.400	09/15/2023	4,417,729
1,758,000	salesforce.Com, Inc.	3.250	04/11/2023	1,780,721

				18,951,014

	Telecommunications—3.9%
4,434,000	AT&T, Inc.	3.600	02/17/2023	4,465,829
769,000	Cisco Systems, Inc.	2.600	02/28/2023	765,108
1,482,000	Cisco Systems, Inc.	2.200	09/20/2023	1,445,541
849,000	Motorola Solutions, Inc.	3.500	03/01/2023	838,495
536,000	Rogers Communications, Inc. (Canada)	3.000	03/15/2023	533,654
1,981,000	Rogers Communications, Inc. (Canada)	4.100	10/01/2023	2,053,061
1,050,000	Telefonica Emisiones SAU (Spain)	4.570	04/27/2023	1,095,313
9,341,000	Verizon Communications, Inc.	5.150	09/15/2023	10,149,019
2,531,000	Vodafone Group PLC (United Kingdom)	2.950	02/19/2023	2,477,874

				23,823,894

	Textiles—0.1%
826,000	Mohawk Industries, Inc.	3.850	02/01/2023	834,744

	Transportation—1.3%
1,493,000	Burlington Northern Santa Fe LLC	3.000	03/15/2023	1,492,112
1,359,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	1,408,057
861,000	CSX Corp.	3.700	11/01/2023	877,600
1,156,000	Norfolk Southern Corp.	2.903	02/15/2023	1,144,941
1,130,000	Union Pacific Corp.	3.500	06/08/2023	1,145,780
2,076,000	United Parcel Service, Inc.	2.500	04/01/2023	2,042,194

				8,110,684

	Total Corporate Bonds (Cost $604,108,286)			603,522,394

Number of Shares
	Money Market Fund—0.3%
2,057,106	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $2,057,106)			2,057,106

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 606,165,392)—98.6%			605,579,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.9%
5,167,659	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(b)(c) (Cost $5,167,659)	$5,167,659

	Total Investments in Securities (Cost $611,333,051)—99.5%	610,747,159

	Other assets less liabilities—0.5%	3,221,964

	Net Assets—100.0%	$613,969,123

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	33.8
Consumer, Non-cyclical	15.7
Energy	12.5
Communications	9.9
Technology	9.8
Consumer, Cyclical	6.8
Industrial	6.4
Basic Materials	1.9
Utilities	1.7
Money Market Funds Plus Other Assets Less Liabilities	1.5

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.5%
	Advertising—0.9%
$1,136,000	Interpublic Group of Cos., Inc. (The)	4.200%	04/15/2024	$1,146,621
1,387,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.650	11/01/2024	1,373,960
1,253,000	WPP Finance 2010 (United Kingdom)	3.750	09/19/2024	1,207,627

				3,728,208

	Aerospace/Defense—1.4%
1,935,000	Arconic, Inc.	5.125	10/01/2024	1,921,697
855,000	General Dynamics Corp.	2.375	11/15/2024	821,596
1,398,000	Rockwell Collins, Inc.	3.200	03/15/2024	1,371,827
1,474,000	United Technologies Corp.	2.800	05/04/2024	1,431,035

				5,546,155

	Agriculture—1.2%
2,153,000	Altria Group, Inc.	4.000	01/31/2024	2,176,308
1,074,000	Bunge Ltd. Finance Corp.	4.350	03/15/2024	1,064,312
1,506,000	Philip Morris International, Inc.	3.250	11/10/2024	1,492,076

				4,732,696

	Auto Manufacturers—1.8%
821,000	American Honda Finance Corp., MTN(a)	2.900	02/16/2024	810,239
1,200,000	Ford Motor Credit Co. LLC	3.810	01/09/2024	1,119,284
1,200,000	Ford Motor Credit Co. LLC	3.664	09/08/2024	1,091,427
2,179,000	General Motors Financial Co., Inc.	3.950	04/13/2024	2,121,625
1,081,000	General Motors Financial Co., Inc.	3.500	11/07/2024	1,019,973
1,081,000	Toyota Motor Credit Corp., MTN	2.900	04/17/2024	1,068,110

				7,230,658

	Auto Parts & Equipment—0.6%
1,133,000	Aptiv Corp.	4.150	03/15/2024	1,138,882
1,267,000	Magna International, Inc. (Canada)	3.625	06/15/2024	1,272,557

				2,411,439

	Banks—22.8%
4,264,000	Bank of America Corp., MTN	4.125	01/22/2024	4,412,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$3,737,000	Bank of America Corp., MTN	4.000%	04/01/2024	$3,848,339
5,246,000	Bank of America Corp., MTN	4.200	08/26/2024	5,353,687
817,000	Bank of New York Mellon Corp. (The)	3.400	05/15/2024	823,816
940,000	Bank of New York Mellon Corp. (The), MTN	3.250	09/11/2024	939,390
1,225,000	Bank of New York Mellon Corp. (The), Series 0012, MTN	3.650	02/04/2024	1,251,460
1,100,000	Barclays Bank PLC, BKNT (United Kingdom)	3.750	05/15/2024	1,095,518
1,800,000	Barclays PLC (United Kingdom)	4.375	09/11/2024	1,768,769
1,720,000	BB&T Corp., MTN	2.850	10/26/2024	1,686,898
1,800,000	BNP Paribas SA, MTN (France)	4.250	10/15/2024	1,812,439
2,250,000	BPCE SA (France)	4.000	04/15/2024	2,294,818
1,132,000	Citigroup, Inc.	3.750	06/16/2024	1,150,881
1,245,000	Citigroup, Inc.	4.000	08/05/2024	1,260,482
4,850,000	Credit Suisse AG, MTN (Switzerland)	3.625	09/09/2024	4,853,876
1,400,000	Deutsche Bank AG, GMTN (Germany)	3.700	05/30/2024	1,314,021
1,164,000	Fifth Third Bancorp	4.300	01/16/2024	1,198,322
4,993,000	Goldman Sachs Group, Inc. (The), GMTN	4.000	03/03/2024	5,071,963
3,655,000	Goldman Sachs Group, Inc. (The), MTN	3.850	07/08/2024	3,684,019
3,050,000	HSBC Holdings PLC (United Kingdom)	4.250	03/14/2024	3,092,454
1,300,000	HSBC USA, Inc.	3.500	06/23/2024	1,303,338
2,495,000	JPMorgan Chase & Co.	3.875	02/01/2024	2,557,689
3,386,000	JPMorgan Chase & Co.	3.625	05/13/2024	3,428,342
5,071,000	JPMorgan Chase & Co.	3.875	09/10/2024	5,136,453
1,800,000	Lloyds Banking Group PLC (United Kingdom)	4.500	11/04/2024	1,788,142
4,800,000	Morgan Stanley, GMTN	3.700	10/23/2024	4,825,823
4,811,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	4,887,352
2,055,000	PNC Bank NA	3.300	10/30/2024	2,057,407
1,173,000	PNC Financial Services Group, Inc. (The)	3.900	04/29/2024	1,194,516
3,400,000	Royal Bank of Scotland Group PLC (United Kingdom)	5.125	05/28/2024	3,450,742
1,634,000	Santander UK PLC (United Kingdom)	4.000	03/13/2024	1,685,158
1,587,000	State Street Corp.	3.300	12/16/2024	1,608,814
900,000	Sumitomo Mitsui Banking Corp. (Japan)	3.950	01/10/2024	923,158
1,002,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	3.400	07/11/2024	1,003,112
1,087,000	U.S. Bancorp, MTN	3.700	01/30/2024	1,119,420
1,643,000	U.S. Bancorp, MTN	3.600	09/11/2024	1,672,171
1,203,000	Wells Fargo & Co.	4.480	01/16/2024	1,250,108
3,652,000	Wells Fargo & Co., MTN	3.300	09/09/2024	3,637,698

				90,443,386

	Beverages—1.7%
2,137,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.700	02/01/2024	2,172,412
2,574,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	3.500	01/12/2024	2,602,861
1,825,000	PepsiCo, Inc.	3.600	03/01/2024	1,887,544

				6,662,817

	Biotechnology—1.7%
2,181,000	Amgen, Inc.	3.625	05/22/2024	2,215,132
1,591,000	Celgene Corp.	3.625	05/15/2024	1,590,162
2,711,000	Gilead Sciences, Inc.	3.700	04/01/2024	2,764,413

				6,569,707

	Chemicals—1.3%
1,565,000	Dow Chemical Co. (The)	3.500	10/01/2024	1,545,731
1,650,000	LyondellBasell Industries NV	5.750	04/15/2024	1,771,263
1,074,000	Nutrien Ltd. (Canada)	3.625	03/15/2024	1,060,796
800,000	Sherwin-Williams Co. (The)	3.125	06/01/2024	779,212

				5,157,002

	Commercial Services—0.2%
765,000	Moody’s Corp.	4.875	02/15/2024	810,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Computers—3.9%
$2,983,000	Apple, Inc.	3.000%	02/09/2024	$2,988,827
4,315,000	Apple, Inc.	3.450	05/06/2024	4,411,237
2,983,000	Apple, Inc.	2.850	05/11/2024	2,961,003
905,000	DXC Technology Co.	4.250	04/15/2024	905,579
3,200,000	International Business Machines Corp.	3.625	02/12/2024	3,267,371
763,000	Seagate HDD Cayman	4.875	03/01/2024	744,199

				15,278,216

	Cosmetics/Personal Care—0.7%
777,000	Colgate-Palmolive Co., MTN	3.250	03/15/2024	790,610
1,100,000	Unilever Capital Corp. (United Kingdom)	3.250	03/07/2024	1,104,153
902,000	Unilever Capital Corp. (United Kingdom)	2.600	05/05/2024	877,417

				2,772,180

	Diversified Financial Services—4.4%
747,000	Air Lease Corp.	4.250	09/15/2024	747,518
2,687,000	American Express Co.	3.000	10/30/2024	2,623,542
1,032,000	American Express Co.	3.625	12/05/2024	1,044,761
901,000	Ameriprise Financial, Inc.	3.700	10/15/2024	913,907
1,605,000	BlackRock, Inc.	3.500	03/18/2024	1,635,651
1,372,000	Brookfield Finance LLC (Canada)	4.000	04/01/2024	1,375,649
1,207,000	Capital One Financial Corp.	3.750	04/24/2024	1,209,214
787,000	Discover Financial Services	3.950	11/06/2024	780,146
1,816,000	Mastercard, Inc.	3.375	04/01/2024	1,855,560
1,041,000	Nasdaq, Inc.	4.250	06/01/2024	1,062,674
1,163,000	ORIX Corp. (Japan)	3.250	12/04/2024	1,136,270
869,000	Stifel Financial Corp.	4.250	07/18/2024	877,208
2,122,000	Synchrony Financial	4.250	08/15/2024	2,082,950

				17,345,050

	Electric—1.5%
974,000	Avangrid, Inc.	3.150	12/01/2024	946,859
1,798,000	Duke Energy Corp.	3.750	04/15/2024	1,828,753
751,000	Florida Power & Light Co.	3.250	06/01/2024	763,396
763,000	Interstate Power & Light Co.	3.250	12/01/2024	755,129
932,000	MidAmerican Energy Co.	3.500	10/15/2024	952,212
632,000	Sempra Energy	3.550	06/15/2024	615,739

				5,862,088

	Electronics—0.7%
763,000	Arrow Electronics, Inc.	3.250	09/08/2024	723,041
890,000	Ingram Micro, Inc.	5.450	12/15/2024	873,987
1,066,000	Keysight Technologies, Inc.	4.550	10/30/2024	1,092,810

				2,689,838

	Engineering & Construction—0.2%
934,000	Fluor Corp.	3.500	12/15/2024	926,863

	Food—1.5%
874,000	General Mills, Inc.	3.650	02/15/2024	881,450
983,000	Kroger Co. (The)	4.000	02/01/2024	997,844
1,027,000	McCormick & Co., Inc.	3.150	08/15/2024	1,000,144
1,033,000	Mondelez International, Inc.	4.000	02/01/2024	1,055,130
2,011,000	Tyson Foods, Inc.	3.950	08/15/2024	2,026,982

				5,961,550

	Forest Products & Paper—0.6%
750,000	Georgia-Pacific LLC	8.000	01/15/2024	903,776
1,323,000	International Paper Co.	3.650	06/15/2024	1,342,603

				2,246,379

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Gas—0.3%
$1,003,000	Southern California Gas Co.(a)	3.150%	09/15/2024	$981,018

	Healthcare-Products—2.3%
2,787,000	Becton, Dickinson and Co.	3.363	06/06/2024	2,745,928
2,224,000	Becton, Dickinson and Co.	3.734	12/15/2024	2,228,153
1,537,000	Medtronic, Inc.	3.625	03/15/2024	1,578,412
951,000	Stryker Corp.	3.375	05/15/2024	955,718
1,561,000	Thermo Fisher Scientific, Inc.	4.150	02/01/2024	1,613,585

				9,121,796

	Healthcare-Services—2.3%
1,347,000	Aetna, Inc.	3.500	11/15/2024	1,331,753
1,329,000	Anthem, Inc.	3.500	08/15/2024	1,329,448
1,292,000	Anthem, Inc.	3.350	12/01/2024	1,283,341
3,256,000	HCA, Inc.	5.000	03/15/2024	3,405,241
956,000	Humana, Inc.	3.850	10/01/2024	960,112
974,000	Laboratory Corp. of America Holdings	3.250	09/01/2024	947,437

				9,257,332

	Home Builders—0.3%
1,074,000	Lennar Corp.	4.500	04/30/2024	1,068,630

	Household Products/Wares—0.2%
880,000	Clorox Co. (The)	3.500	12/15/2024	889,110

	Housewares—0.2%
990,000	Newell Brands, Inc.	4.000	12/01/2024	934,347

	Insurance—3.2%
1,116,000	Aflac, Inc.	3.625	11/15/2024	1,140,003
1,716,000	American International Group, Inc.	4.125	02/15/2024	1,749,200
1,265,000	Aon PLC	3.500	06/14/2024	1,263,930
736,000	Assured Guaranty US Holdings, Inc.	5.000	07/01/2024	774,378
757,000	Brown & Brown, Inc.(a)	4.200	09/15/2024	761,450
1,085,000	Chubb INA Holdings, Inc.	3.350	05/15/2024	1,090,846
890,000	CNA Financial Corp.	3.950	05/15/2024	890,414
956,000	Marsh & McLennan Cos., Inc.	3.500	06/03/2024	960,988
1,798,000	MetLife, Inc.	3.600	04/10/2024	1,841,135
1,111,000	Prudential Financial, Inc., MTN	3.500	05/15/2024	1,138,397
1,045,000	Willis North America, Inc.	3.600	05/15/2024	1,036,101

				12,646,842

	Internet—2.2%
1,671,000	Alphabet, Inc.	3.375	02/25/2024	1,717,785
3,227,000	Amazon.com, Inc.	2.800	08/22/2024	3,196,895
1,933,000	Amazon.com, Inc.	3.800	12/05/2024	2,017,280
1,138,000	eBay, Inc.	3.450	08/01/2024	1,128,339
761,000	Expedia Group, Inc.	4.500	08/15/2024	777,115

				8,837,414

	Machinery-Construction & Mining—0.7%
1,074,000	Caterpillar Financial Services Corp., MTN	3.250	12/01/2024	1,076,152
1,553,000	Caterpillar, Inc.	3.400	05/15/2024	1,585,593

				2,661,745

	Machinery-Diversified—1.0%
871,000	CNH Industrial Capital LLC	4.200	01/15/2024	871,215
601,000	John Deere Capital Corp., MTN	3.350	06/12/2024	610,839
974,000	John Deere Capital Corp., MTN	2.650	06/24/2024	950,373
1,612,000	Wabtec Corp.	4.150	03/15/2024	1,611,722

				4,044,149

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Media—2.2%
$1,020,000	CBS Corp.	3.700%	08/15/2024	$1,014,748
1,828,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Series USD	4.500	02/01/2024	1,875,024
1,942,000	Comcast Corp.	3.000	02/01/2024	1,922,485
1,992,000	Comcast Corp.	3.600	03/01/2024	2,023,749
880,000	Viacom, Inc.(a)	3.875	04/01/2024	880,961
1,124,000	Warner Media LLC	3.550	06/01/2024	1,120,559

				8,837,526

	Miscellaneous Manufacturing—1.2%
1,243,000	General Electric Co.	3.375	03/11/2024	1,219,704
1,003,000	General Electric Co., GMTN	3.450	05/15/2024	985,808
1,133,000	Illinois Tool Works, Inc.	3.500	03/01/2024	1,155,796
678,000	Ingersoll-Rand Luxembourg Finance SA	3.550	11/01/2024	679,790
791,000	Parker-Hannifin Corp., MTN	3.300	11/21/2024	787,146

				4,828,244

	Office/Business Equipment—0.2%
706,000	Pitney Bowes, Inc.	4.625	03/15/2024	649,520

	Oil & Gas—6.8%
901,000	Anadarko Petroleum Corp.	3.450	07/15/2024	873,635
2,010,000	BP Capital Markets PLC (United Kingdom)	3.814	02/10/2024	2,066,975
1,629,000	BP Capital Markets PLC (United Kingdom)	3.224	04/14/2024	1,636,484
1,278,000	BP Capital Markets PLC (United Kingdom)	3.535	11/04/2024	1,299,117
921,000	Canadian Natural Resources Ltd. (Canada)	3.800	04/15/2024	924,005
1,601,000	Chevron Corp.	2.895	03/03/2024	1,595,579
1,170,000	Cimarex Energy Co.	4.375	06/01/2024	1,190,856
1,865,000	Continental Resources, Inc.	3.800	06/01/2024	1,844,143
411,000	Diamondback Energy, Inc.	4.750	11/01/2024	417,679
1,639,000	Equinor ASA (Norway)	3.700	03/01/2024	1,690,841
1,519,000	Exxon Mobil Corp.	3.176	03/15/2024	1,537,644
1,017,000	Husky Energy, Inc. (Canada)	4.000	04/15/2024	1,023,125
893,000	Kerr-McGee Corp.	6.950	07/01/2024	1,007,347
1,225,000	Marathon Petroleum Corp.	3.625	09/15/2024	1,213,399
912,000	Murphy Oil Corp.	6.875	08/15/2024	965,582
1,631,000	Newfield Exploration Co.	5.625	07/01/2024	1,747,209
954,000	Noble Energy, Inc.	3.900	11/15/2024	942,303
1,447,000	Suncor Energy, Inc. (Canada)	3.600	12/01/2024	1,457,139
1,519,000	Total Capital International SA (France)	3.700	01/15/2024	1,559,889
2,019,000	Total Capital International SA (France)	3.750	04/10/2024	2,080,023

				27,072,974

	Pharmaceuticals—3.9%
1,641,000	Allergan Funding SCS	3.850	06/15/2024	1,637,051
862,000	AmerisourceBergen Corp.	3.400	05/15/2024	855,649
1,347,000	Cardinal Health, Inc.	3.079	06/15/2024	1,296,504
937,000	CVS Health Corp.	3.375	08/12/2024	921,222
1,778,000	Express Scripts Holding Co.	3.500	06/15/2024	1,759,596
1,876,000	McKesson Corp.	3.796	03/15/2024	1,886,473
3,396,000	Novartis Capital Corp. (Switzerland)	3.400	05/06/2024	3,477,423
1,100,000	Perrigo Finance Unlimited Co.	3.900	12/15/2024	1,037,651
1,632,000	Pfizer, Inc.	3.400	05/15/2024	1,676,098
703,000	Wyeth LLC	6.450	02/01/2024	812,546

				15,360,213

	Pipelines—5.7%
1,074,000	Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375	09/15/2024	1,079,370
1,053,000	Boardwalk Pipelines LP	4.950	12/15/2024	1,071,658
759,000	Enable Midstream Partners LP	3.900	05/15/2024	740,025
910,000	Enbridge, Inc. (Canada)	3.500	06/10/2024	899,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pipelines (continued)
$826,000	EnLink Midstream Partners LP	4.400%	04/01/2024	$805,350
1,119,000	Enterprise Products Operating LLC	3.900	02/15/2024	1,147,151
673,000	EQM Midstream Partners LP	4.000	08/01/2024	650,759
1,295,000	Kinder Morgan Energy Partners LP	4.150	02/01/2024	1,324,455
762,000	Kinder Morgan Energy Partners LP	4.300	05/01/2024	784,694
991,000	Kinder Morgan Energy Partners LP	4.250	09/01/2024	1,019,307
2,102,000	MPLX LP	4.875	12/01/2024	2,195,717
1,063,000	Plains All American Pipeline LP/PAA Finance Corp.	3.600	11/01/2024	1,038,441
3,200,000	Sabine Pass Liquefaction LLC	5.750	05/15/2024	3,465,768
1,823,000	Spectra Energy Partners LP	4.750	03/15/2024	1,909,839
913,000	Sunoco Logistics Partners Operations LP	4.250	04/01/2024	926,267
1,459,000	Williams Cos., Inc. (The)	4.300	03/04/2024	1,494,107
1,854,000	Williams Cos., Inc. (The)	4.550	06/24/2024	1,919,675

				22,471,942

	REITs—3.4%
1,767,000	American Tower Corp.	5.000	02/15/2024	1,877,886
1,108,000	Boston Properties LP	3.800	02/01/2024	1,119,578
1,089,000	Brixmor Operating Partnership LP	3.650	06/15/2024	1,065,501
1,231,000	Crown Castle International Corp.	3.200	09/01/2024	1,195,272
1,074,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	1,095,480
1,034,000	HCP, Inc.	3.875	08/15/2024	1,038,780
809,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/2024	851,473
862,000	Simon Property Group LP	3.750	02/01/2024	881,594
1,642,000	Simon Property Group LP	3.375	10/01/2024	1,649,351
811,000	VEREIT Operating Partnership LP	4.600	02/06/2024	824,994
1,198,000	Washington Prime Group LP(a)	5.950	08/15/2024	1,093,961
935,000	WP Carey, Inc.	4.600	04/01/2024	961,823

				13,655,693

	Retail—3.8%
1,614,000	Costco Wholesale Corp.	2.750	05/18/2024	1,602,820
1,690,000	Home Depot, Inc. (The)	3.750	02/15/2024	1,754,282
1,006,000	Macy’s Retail Holdings, Inc.(a)	3.625	06/01/2024	946,704
775,000	McDonald’s Corp., MTN	3.250	06/10/2024	774,384
931,000	QVC, Inc.	4.850	04/01/2024	938,030
1,683,000	Target Corp.	3.500	07/01/2024	1,727,453
3,266,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	3,280,615
2,553,000	Walmart, Inc.	3.300	04/22/2024	2,600,583
1,612,000	Walmart, Inc.	2.650	12/15/2024	1,589,569

				15,214,440

	Semiconductors—3.0%
4,085,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625	01/15/2024	3,970,546
1,960,000	Intel Corp.	2.875	05/11/2024	1,944,153
1,976,000	KLA-Tencor Corp.	4.650	11/01/2024	2,075,297
2,645,000	QUALCOMM, Inc.	2.900	05/20/2024	2,560,349
1,150,000	Xilinx, Inc.	2.950	06/01/2024	1,125,187

				11,675,532

	Software—2.8%
762,000	Fidelity National Information Services, Inc.	3.875	06/05/2024	765,323
3,888,000	Microsoft Corp.	2.875	02/06/2024	3,890,380
3,273,000	Oracle Corp.	3.400	07/08/2024	3,316,395
3,227,000	Oracle Corp.	2.950	11/15/2024	3,192,722

				11,164,820

	Telecommunications—4.5%
1,163,000	AT&T, Inc.	3.800	03/01/2024	1,173,602
1,717,000	AT&T, Inc.	3.900	03/11/2024	1,741,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Telecommunications (continued)
$2,109,000	AT&T, Inc.	4.450%	04/01/2024	$2,185,853
1,691,000	Cisco Systems, Inc.	3.625	03/04/2024	1,752,804
1,019,000	Juniper Networks, Inc.(a)	4.500	03/15/2024	1,044,375
914,000	Motorola Solutions, Inc.	4.000	09/01/2024	914,949
1,580,000	Verizon Communications, Inc.	4.150	03/15/2024	1,646,719
4,264,000	Verizon Communications, Inc.	3.500	11/01/2024	4,312,354
3,227,000	Vodafone Group PLC (United Kingdom)	3.750	01/16/2024	3,218,933

				17,991,379

	Transportation—1.2%
875,000	Burlington Northern Santa Fe LLC	3.750	04/01/2024	902,787
1,058,000	Burlington Northern Santa Fe LLC	3.400	09/01/2024	1,077,309
895,000	CSX Corp.	3.400	08/01/2024	898,907
1,121,000	FedEx Corp.	4.000	01/15/2024	1,154,776
871,000	United Parcel Service, Inc.	2.800	11/15/2024	859,160

				4,892,939

	Total Corporate Bonds (Cost $392,306,278)			390,631,872

Number of Shares
	Money Market Fund—0.7%
2,838,185	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $2,838,185)			2,838,185

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 395,144,463)—99.2%			393,470,057

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.4%
1,604,759	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(b)(c) (Cost $1,604,759)			1,604,759

	Total Investments in Securities (Cost $396,749,222)—99.6%			395,074,816
	Other assets less liabilities—0.4%			1,698,260

	Net Assets—100.0%			$396,773,076

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	31.7
Consumer, Non-cyclical	23.6
Energy	10.8
Technology	9.6
Communications	8.9
Consumer, Cyclical	6.4
Industrial	5.1
Utilities	1.9
Basic Materials	0.6
Money Market Funds Plus Other Assets Less Liabilities	1.4

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.6%
	Aerospace/Defense—1.8%
$542,000	General Dynamics Corp.(a)	3.500%	05/15/2025	$552,325
496,000	Harris Corp.	3.832	04/27/2025	497,238
523,000	Lockheed Martin Corp.	2.900	03/01/2025	513,098
1,224,000	Northrop Grumman Corp.	2.930	01/15/2025	1,187,926
963,000	United Technologies Corp.	3.950	08/16/2025	983,194

				3,733,781

	Agriculture—1.2%
587,000	Philip Morris International, Inc.	3.375	08/11/2025	586,613
1,854,000	Reynolds American, Inc. (United Kingdom)	4.450	06/12/2025	1,872,472

				2,459,085

	Auto Manufacturers—2.3%
1,000,000	Ford Motor Credit Co. LLC	4.687	06/09/2025	945,812
1,100,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	1,006,427
466,000	General Motors Co.	4.000	04/01/2025	451,485
654,000	General Motors Financial Co., Inc.	4.000	01/15/2025	629,185
650,000	General Motors Financial Co., Inc.	4.350	04/09/2025	636,424
693,000	General Motors Financial Co., Inc.	4.300	07/13/2025	674,766
330,000	Toyota Motor Credit Corp., MTN	3.400	04/14/2025	333,256

				4,677,355

	Auto Parts & Equipment—0.6%
268,000	BorgWarner, Inc.	3.375	03/15/2025	260,978
462,000	Lear Corp.	5.250	01/15/2025	474,692
507,000	Magna International, Inc. (Canada)	4.150	10/01/2025	522,565

				1,258,235

	Banks—20.4%
1,000,000	Banco Santander SA (Spain)	5.179	11/19/2025	1,026,631
1,930,000	Bank of America Corp., MTN	4.000	01/22/2025	1,936,091
1,661,000	Bank of America Corp., MTN	3.875	08/01/2025	1,693,550
1,926,000	Bank of America Corp., Series L, MTN	3.950	04/21/2025	1,927,654

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$590,000	Bank of New York Mellon Corp. (The), Series G, MTN	3.000%	02/24/2025	$582,242
1,300,000	Barclays PLC (United Kingdom)	3.650	03/16/2025	1,254,858
818,000	BB&T Corp., MTN	3.700	06/05/2025	834,873
1,000,000	Branch Banking & Trust Co., BKNT	3.625	09/16/2025	1,008,334
751,000	Citigroup, Inc.	3.875	03/26/2025	747,483
1,112,000	Citigroup, Inc.	3.300	04/27/2025	1,098,036
1,854,000	Citigroup, Inc.	4.400	06/10/2025	1,887,375
894,000	Citigroup, Inc.	5.500	09/13/2025	967,067
509,000	Citizens Financial Group, Inc.	4.300	12/03/2025	514,131
1,150,000	Cooperatieve Rabobank UA (Netherlands)	4.375	08/04/2025	1,169,317
800,000	Deutsche Bank AG (Germany)(a)	4.500	04/01/2025	745,941
400,000	Fifth Third Bank, BKNT	3.950	07/28/2025	411,741
1,807,000	Goldman Sachs Group, Inc. (The)	3.500	01/23/2025	1,778,539
1,711,000	Goldman Sachs Group, Inc. (The)	3.750	05/22/2025	1,705,464
1,560,000	Goldman Sachs Group, Inc. (The)	4.250	10/21/2025	1,568,819
1,100,000	HSBC Holdings PLC (United Kingdom)	4.250	08/18/2025	1,109,576
330,000	Huntington Bancshares, Inc.	4.000	05/15/2025	337,602
2,028,000	JPMorgan Chase & Co.	3.125	01/23/2025	1,995,586
1,758,000	JPMorgan Chase & Co.	3.900	07/15/2025	1,800,433
1,000,000	KeyBank NA	3.300	06/01/2025	992,369
108,000	Lloyds Bank PLC (United Kingdom)	3.500	05/14/2025	106,952
1,000,000	Lloyds Banking Group PLC (United Kingdom)	4.582	12/10/2025	988,697
542,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.777	03/02/2025	550,590
2,212,000	Morgan Stanley, GMTN	4.000	07/23/2025	2,250,539
1,487,000	Morgan Stanley, GMTN	5.000	11/24/2025	1,565,451
120,000	MUFG Americas Holdings Corp.	3.000	02/10/2025	116,244
507,000	Northern Trust Corp.	3.950	10/30/2025	527,392
600,000	PNC Bank NA, MTN	3.250	06/01/2025	598,031
752,000	Santander Holdings USA, Inc.	4.500	07/17/2025	764,546
761,000	State Street Corp.	3.550	08/18/2025	779,861
400,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	3.650	07/23/2025	402,108
542,000	SunTrust Banks, Inc.	4.000	05/01/2025	559,440
1,840,000	Wells Fargo & Co., GMTN	3.000	02/19/2025	1,793,008
1,688,000	Wells Fargo & Co., MTN	3.550	09/29/2025	1,689,335

				41,785,906

	Beverages—1.5%
1,333,000	Coca-Cola Co. (The)	2.875	10/27/2025	1,319,922
356,000	Keurig Dr Pepper, Inc.	3.400	11/15/2025	339,611
723,000	PepsiCo, Inc.(a)	2.750	04/30/2025	712,724
627,000	PepsiCo, Inc.	3.500	07/17/2025	642,128

				3,014,385

	Biotechnology—3.0%
761,000	Amgen, Inc.	3.125	05/01/2025	746,598
898,000	Baxalta, Inc.	4.000	06/23/2025	893,291
1,333,000	Biogen, Inc.	4.050	09/15/2025	1,355,538
1,793,000	Celgene Corp.	3.875	08/15/2025	1,799,203
1,333,000	Gilead Sciences, Inc.	3.500	02/01/2025	1,332,093

				6,126,723

	Building Materials—0.4%
367,000	Fortune Brands Home & Security, Inc.	4.000	06/15/2025	368,562
466,000	Masco Corp.	4.450	04/01/2025	472,814

				841,376

	Chemicals—0.5%
784,000	Eastman Chemical Co.	3.800	03/15/2025	779,430
330,000	Nutrien Ltd. (Canada)	3.375	03/15/2025	316,388

				1,095,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Commercial Services—0.9%
$629,000	Automatic Data Processing, Inc.	3.375%	09/15/2025	$642,182
515,000	S&P Global, Inc.	4.000	06/15/2025	531,806
630,000	Verisk Analytics, Inc.	4.000	06/15/2025	638,817

				1,812,805

	Computers—3.0%
1,127,000	Apple, Inc.	2.750	01/13/2025	1,106,071
1,219,000	Apple, Inc.	2.500	02/09/2025	1,179,953
1,391,000	Apple, Inc.	3.200	05/13/2025	1,397,506
1,960,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	2,042,276
384,000	International Business Machines Corp.	7.000	10/30/2025	463,306

				6,189,112

	Cosmetics/Personal Care—0.2%
502,000	Unilever Capital Corp. (United Kingdom)	3.100	07/30/2025	497,353

	Diversified Financial Services—5.2%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.500	01/15/2025	472,451
602,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.450	10/01/2025	596,716
432,000	Air Lease Corp.	3.250	03/01/2025	409,219
626,000	Capital One Financial Corp.	3.200	02/05/2025	600,639
542,000	Capital One Financial Corp.	4.250	04/30/2025	549,852
1,219,000	Capital One Financial Corp.	4.200	10/29/2025	1,217,033
650,000	Charles Schwab Corp. (The)	3.850	05/21/2025	673,955
621,000	CME Group, Inc.	3.000	03/15/2025	612,971
381,000	Discover Financial Services	3.750	03/04/2025	372,121
1,300,000	GE Capital International Funding Co. Unlimited Co.	3.373	11/15/2025	1,252,367
268,000	National Rural Utilities Cooperative Finance Corp.	2.850	01/27/2025	262,405
632,000	Synchrony Financial	4.500	07/23/2025	617,908
204,000	TD Ameritrade Holding Corp.	3.625	04/01/2025	206,200
2,819,000	Visa, Inc.	3.150	12/14/2025	2,828,597

				10,672,434

	Electric—1.6%
384,000	Dominion Energy, Inc.	3.900	10/01/2025	385,805
378,000	Duke Energy Progress LLC	3.250	08/15/2025	379,533
523,000	Exelon Corp.	3.950	06/15/2025	528,994
447,000	Florida Power & Light Co.	3.125	12/01/2025	447,859
509,000	Southern Power Co.	4.150	12/01/2025	511,418
466,000	WEC Energy Group, Inc.	3.550	06/15/2025	467,383
590,000	Xcel Energy, Inc.	3.300	06/01/2025	585,036

				3,306,028

	Electrical Components & Equipment—0.1%
268,000	Emerson Electric Co.	3.150	06/01/2025	262,848

	Environmental Control—0.4%
396,000	Republic Services, Inc.	3.200	03/15/2025	390,033
396,000	Waste Management, Inc.	3.125	03/01/2025	391,471

				781,504

	Food—2.1%
542,000	Campbell Soup Co.	3.950	03/15/2025	531,048
542,000	General Mills, Inc.	4.000	04/17/2025	547,950
807,000	JM Smucker Co. (The)	3.500	03/15/2025	790,791
1,678,000	Kraft Heinz Foods Co.	3.950	07/15/2025	1,663,448
330,000	Sysco Corp.	3.550	03/15/2025	329,262
509,000	Sysco Corp.	3.750	10/01/2025	510,711

				4,373,210

	Healthcare-Products—3.3%
631,000	Abbott Laboratories	2.950	03/15/2025	619,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Products (continued)
$687,000	Boston Scientific Corp.	3.850%	05/15/2025	$697,652
378,000	Danaher Corp.	3.350	09/15/2025	371,358
2,856,000	Medtronic, Inc.	3.500	03/15/2025	2,903,838
631,000	Stryker Corp.	3.375	11/01/2025	630,620
1,484,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	1,444,059

				6,667,421

	Healthcare-Services—2.1%
824,000	Cigna Holding Co.	3.250	04/15/2025	802,414
894,000	HCA, Inc.	5.250	04/15/2025	947,498
751,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	739,622
268,000	Quest Diagnostics, Inc.	3.500	03/30/2025	264,169
1,587,000	UnitedHealth Group, Inc.	3.750	07/15/2025	1,630,815

				4,384,518

	Home Builders—0.2%
484,000	Lennar Corp.	4.750	05/30/2025	487,781

	Insurance—1.7%
879,000	American International Group, Inc.	3.750	07/10/2025	861,536
652,000	Aon PLC	3.875	12/15/2025	663,752
509,000	Chubb INA Holdings, Inc.	3.150	03/15/2025	504,935
330,000	CNO Financial Group, Inc.	5.250	05/30/2025	339,281
384,000	Marsh & McLennan Cos., Inc.	3.500	03/10/2025	381,027
378,000	MetLife, Inc.	3.000	03/01/2025	371,252
384,000	MetLife, Inc.	3.600	11/13/2025	388,378

				3,510,161

	Internet—0.6%
512,000	Amazon.com, Inc.	5.200	12/03/2025	573,950
396,000	Booking Holdings, Inc.	3.650	03/15/2025	392,730
162,000	VeriSign, Inc.	5.250	04/01/2025	168,331

				1,135,011

	Investment Companies—0.3%
542,000	Ares Capital Corp.	4.250	03/01/2025	514,706

	Iron/Steel—0.1%
130,000	ArcelorMittal (Luxembourg)	6.125	06/01/2025	142,223

	Machinery-Diversified—0.4%
777,000	John Deere Capital Corp., MTN	3.450	03/13/2025	792,922

	Media—3.6%
396,000	CBS Corp.	3.500	01/15/2025	386,764
3,239,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	3,360,422
848,000	Comcast Corp.(a)	3.375	02/15/2025	849,148
1,010,000	Comcast Corp.	3.375	08/15/2025	1,009,306
523,000	Walt Disney Co. (The), GMTN	3.150	09/17/2025	526,233
1,218,000	Warner Media LLC	3.600	07/15/2025	1,201,435

				7,333,308

	Metal Fabricate/Hardware—0.3%
628,000	Precision Castparts Corp.	3.250	06/15/2025	637,312

	Miscellaneous Manufacturing—0.3%
575,000	3M Co., GMTN	3.000	08/07/2025	572,216

	Oil & Gas—4.7%
487,000	Antero Resources Corp.(a)	5.000	03/01/2025	469,955
751,000	BP Capital Markets PLC (United Kingdom)	3.506	03/17/2025	758,248
384,000	Canadian Natural Resources Ltd. (Canada)	3.900	02/01/2025	385,696
706,000	Chevron Corp.	3.326	11/17/2025	715,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$581,000	Concho Resources, Inc.	4.375%	01/15/2025	$588,306
466,000	Devon Energy Corp.	5.850	12/15/2025	515,141
220,000	Diamondback Energy, Inc.	5.375	05/31/2025	228,250
381,000	EOG Resources, Inc.	3.150	04/01/2025	372,899
1,235,000	Exxon Mobil Corp.	2.709	03/06/2025	1,219,152
718,000	Marathon Oil Corp.	3.850	06/01/2025	709,090
620,000	Murphy Oil Corp.	5.750	08/15/2025	631,231
496,000	Occidental Petroleum Corp.	3.500	06/15/2025	501,779
2,092,000	Shell International Finance BV (Netherlands)	3.250	05/11/2025	2,101,100
496,000	Valero Energy Corp.	3.650	03/15/2025	490,348

				9,686,282

	Oil & Gas Services—0.6%
1,259,000	Halliburton Co.	3.800	11/15/2025	1,266,226

	Pharmaceuticals—9.3%
2,749,000	AbbVie, Inc.	3.600	05/14/2025	2,705,043
2,663,000	Allergan Funding SCS	3.800	03/15/2025	2,633,214
466,000	AmerisourceBergen Corp.	3.250	03/01/2025	450,828
1,384,000	AstraZeneca PLC (United Kingdom)	3.375	11/16/2025	1,362,264
268,000	Cardinal Health, Inc.	3.750	09/15/2025	264,382
3,573,000	CVS Health Corp.	4.100	03/25/2025	3,624,150
2,048,000	CVS Health Corp.	3.875	07/20/2025	2,047,967
525,000	Eli Lilly & Co.	2.750	06/01/2025	515,385
650,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	3.625	05/15/2025	662,872
542,000	Johnson & Johnson	2.625	01/15/2025	533,933
501,000	Mead Johnson Nutrition Co. (United Kingdom)	4.125	11/15/2025	522,839
1,947,000	Merck & Co., Inc.	2.750	02/10/2025	1,909,519
1,225,000	Novartis Capital Corp. (Switzerland)	3.000	11/20/2025	1,219,483
599,000	Zoetis, Inc.	4.500	11/13/2025	627,921

				19,079,800

	Pipelines—5.5%
617,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	628,257
630,000	Columbia Pipeline Group, Inc.	4.500	06/01/2025	647,791
379,000	Enbridge Energy Partners LP	5.875	10/15/2025	420,334
752,000	Energy Transfer Operating LP	4.050	03/15/2025	747,998
509,000	EnLink Midstream Partners LP	4.150	06/01/2025	486,731
760,000	Enterprise Products Operating LLC	3.750	02/15/2025	770,757
1,200,000	Kinder Morgan, Inc.	4.300	06/01/2025	1,229,314
268,000	MPLX LP	4.000	02/15/2025	266,844
955,000	MPLX LP	4.875	06/01/2025	994,219
413,000	ONEOK Partners LP	4.900	03/15/2025	428,911
480,000	Phillips 66 Partners LP	3.605	02/15/2025	470,616
752,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	768,817
1,435,000	Sabine Pass Liquefaction LLC	5.625	03/01/2025	1,555,218
396,000	Spectra Energy Partners LP	3.500	03/15/2025	390,932
268,000	Western Midstream Operating LP	3.950	06/01/2025	259,622
599,000	Williams Cos., Inc. (The)	3.900	01/15/2025	601,017
599,000	Williams Cos., Inc. (The)(a)	4.000	09/15/2025	602,532

				11,269,910

	Private Equity—0.1%
144,000	Brookfield Asset Management, Inc. (Canada)	4.000	01/15/2025	142,620

	REITs—4.1%
432,000	Alexandria Real Estate Equities, Inc.	3.450	04/30/2025	422,049
631,000	American Tower Corp.	4.000	06/01/2025	637,783
268,000	AvalonBay Communities, Inc., GMTN	3.450	06/01/2025	267,619
542,000	Boston Properties LP	3.200	01/15/2025	528,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	REITs (continued)
$653,000	Brixmor Operating Partnership LP	3.850%	02/01/2025	$638,679
378,000	Essex Portfolio LP	3.500	04/01/2025	374,037
668,000	GLP Capital LP/GLP Financing II, Inc.	5.250	06/01/2025	693,377
509,000	HCP, Inc.	3.400	02/01/2025	495,341
687,000	HCP, Inc.	4.000	06/01/2025	689,488
496,000	Host Hotels & Resorts LP, Series E	4.000	06/15/2025	486,673
330,000	Kimco Realty Corp.	3.300	02/01/2025	321,358
384,000	Prologis LP	3.750	11/01/2025	394,118
542,000	Realty Income Corp.	3.875	04/15/2025	550,341
384,000	Simon Property Group LP	3.500	09/01/2025	385,408
229,000	SITE Centers Corp.	3.625	02/01/2025	221,263
509,000	Ventas Realty LP	3.500	02/01/2025	502,462
869,000	Welltower, Inc.	4.000	06/01/2025	877,934

				8,485,931

	Retail—3.2%
466,000	Dollar General Corp.	4.150	11/01/2025	475,074
779,000	Dollar Tree, Inc.	4.000	05/15/2025	766,082
629,000	Home Depot, Inc. (The)	3.350	09/15/2025	638,628
507,000	Kohl’s Corp.	4.250	07/17/2025	500,196
687,000	Lowe’s Cos., Inc.	3.375	09/15/2025	671,062
496,000	McDonald’s Corp., MTN	3.375	05/26/2025	493,994
620,000	QVC, Inc.	4.450	02/15/2025	604,142
847,000	Starbucks Corp.	3.800	08/15/2025	860,379
509,000	Tapestry, Inc.	4.250	04/01/2025	494,631
1,118,000	Walmart, Inc.	3.550	06/26/2025	1,149,565

				6,653,753

	Semiconductors—2.7%
629,000	Analog Devices, Inc.	3.900	12/15/2025	629,493
501,000	Applied Materials, Inc.	3.900	10/01/2025	517,075
652,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.125	01/15/2025	605,269
1,699,000	Intel Corp.	3.700	07/29/2025	1,750,533
396,000	Lam Research Corp.	3.800	03/15/2025	400,577
363,000	Micron Technology, Inc.	5.500	02/01/2025	374,780
1,384,000	QUALCOMM, Inc.	3.450	05/20/2025	1,362,143

				5,639,870

	Software—3.8%
752,000	Adobe, Inc.	3.250	02/01/2025	758,258
523,000	Fidelity National Information Services, Inc.	5.000	10/15/2025	551,590
621,000	Fiserv, Inc.	3.850	06/01/2025	623,955
1,747,000	Microsoft Corp.	2.700	02/12/2025	1,721,877
2,321,000	Microsoft Corp.	3.125	11/03/2025	2,339,753
1,837,000	Oracle Corp.	2.950	05/15/2025	1,806,422

				7,801,855

	Telecommunications—4.8%
862,000	AT&T, Inc.	3.950	01/15/2025	865,396
3,924,000	AT&T, Inc.	3.400	05/15/2025	3,830,471
496,000	Cisco Systems, Inc.	3.500	06/15/2025	506,437
599,000	Rogers Communications, Inc. (Canada)	3.625	12/15/2025	598,583
2,911,000	Verizon Communications, Inc.	3.376	02/15/2025	2,916,041
1,063,000	Vodafone Group PLC (United Kingdom)	4.125	05/30/2025	1,065,180

				9,782,108

	Transportation—1.4%
268,000	Burlington Northern Santa Fe LLC(a)	3.000	04/01/2025	264,470
590,000	CIE de Chemin de Fer Canadien Pacifique (Canada)	2.900	02/01/2025	571,605
509,000	CSX Corp.	3.350	11/01/2025	502,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Transportation (continued)
$509,000	FedEx Corp.	3.200%	02/01/2025	$501,089
542,000	Union Pacific Corp.	3.750	07/15/2025	553,805
378,000	Union Pacific Corp.	3.250	08/15/2025	376,240

				2,769,962

	Water—0.3%
677,000	American Water Capital Corp.	3.400	03/01/2025	675,385

	Total Corporate Bonds (Cost $202,577,867)			202,319,239

Number of Shares
	Money Market Fund—1.6%
3,331,620	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $3,331,620)			3,331,620

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost 205,909,487)—100.2%			205,650,859

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.6%
1,194,667	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(b)(c) (Cost $1,194,667)			1,194,667

	Total Investments in Securities (Cost $207,104,154)—100.8%			206,845,526

	Other assets less liabilities—(0.8)%			(1,686,282)

	Net Assets—100.0%			$205,159,244

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	39.9
Consumer, Non-cyclical	16.9
Energy	9.9
Communications	7.6
Technology	7.4
Consumer, Cyclical	6.1
Industrial	5.9
Utilities	4.2
Basic Materials	0.8
Money Market Funds Plus Other Assets Less Liabilities	1.3

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.7%
	Advertising—0.6%
$454,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600%	04/15/2026	$438,680

	Aerospace/Defense—1.6%
154,000	General Dynamics Corp.	2.125	08/15/2026	142,574
114,000	L3 Technologies, Inc.	3.850	12/15/2026	113,671
751,000	Lockheed Martin Corp.	3.550	01/15/2026	764,507
304,000	United Technologies Corp.	2.650	11/01/2026	282,449

				1,303,201

	Agriculture—0.7%
100,000	Altria Group, Inc.	2.625	09/16/2026	89,595
154,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	145,267
154,000	Bunge Ltd. Finance Corp.	3.250	08/15/2026	135,925
226,000	Philip Morris International, Inc.(a)	2.750	02/25/2026	212,932

				583,719

	Apparel—0.5%
254,000	NIKE, Inc.	2.375	11/01/2026	241,860
154,000	Under Armour, Inc.	3.250	06/15/2026	137,345

				379,205

	Auto Manufacturers—1.6%
100,000	American Honda Finance Corp., GMTN	2.300	09/09/2026	91,973
405,000	Ford Motor Co.(a)	4.346	12/08/2026	367,049
400,000	Ford Motor Credit Co. LLC, GMTN	4.389	01/08/2026	365,677
338,000	General Motors Financial Co., Inc.	5.250	03/01/2026	343,133
154,000	General Motors Financial Co., Inc.	4.000	10/06/2026	144,038

				1,311,870

	Banks—29.1%
508,000	Bank of America Corp., MTN	4.450	03/03/2026	517,982
830,000	Bank of America Corp., GMTN	3.500	04/19/2026	825,216
492,000	Bank of America Corp., MTN	4.250	10/22/2026	494,617
154,000	Bank of New York Mellon Corp. (The), MTN	2.800	05/04/2026	148,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$226,000	Bank of New York Mellon Corp. (The), MTN	2.450%	08/17/2026	$211,865
226,000	Bank One Corp.	7.625	10/15/2026	276,179
600,000	Barclays PLC (United Kingdom)	4.375	01/12/2026	596,537
500,000	Barclays PLC (United Kingdom)	5.200	05/12/2026	504,074
300,000	BPCE SA, MTN (France)	3.375	12/02/2026	292,317
300,000	Branch Banking & Trust Co.	3.800	10/30/2026	302,110
554,000	Citigroup, Inc.	3.700	01/12/2026	553,382
354,000	Citigroup, Inc.	4.600	03/09/2026	362,438
506,000	Citigroup, Inc.	3.400	05/01/2026	494,092
831,000	Citigroup, Inc.	3.200	10/21/2026	796,486
308,000	Citigroup, Inc.	4.300	11/20/2026	308,859
550,000	Cooperatieve Rabobank UA, BKNT (Netherlands)	3.750	07/21/2026	532,232
250,000	Discover Bank, BKNT	3.450	07/27/2026	236,756
200,000	Fifth Third Bank, BKNT	3.850	03/15/2026	199,642
438,000	Goldman Sachs Group, Inc. (The)	3.750	02/25/2026	433,225
651,000	Goldman Sachs Group, Inc. (The)	3.500	11/16/2026	627,345
800,000	HSBC Holdings PLC (United Kingdom)	4.300	03/08/2026	815,848
700,000	HSBC Holdings PLC (United Kingdom)	3.900	05/25/2026	696,289
500,000	HSBC Holdings PLC (United Kingdom)	4.375	11/23/2026	503,668
706,000	JPMorgan Chase & Co.	3.300	04/01/2026	692,057
479,000	JPMorgan Chase & Co.	3.200	06/15/2026	465,727
832,000	JPMorgan Chase & Co.	2.950	10/01/2026	794,650
508,000	JPMorgan Chase & Co.	4.125	12/15/2026	514,322
300,000	Keybank NA, MTN(a)	3.400	05/20/2026	290,698
600,000	Lloyds Banking Group PLC (United Kingdom)	4.650	03/24/2026	592,806
900,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.850	03/01/2026	912,770
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.757	09/13/2026	188,248
200,000	Mizuho Financial Group, Inc. (Japan)	2.839	09/13/2026	189,572
732,000	Morgan Stanley, GMTN	3.875	01/27/2026	734,599
808,000	Morgan Stanley, MTN	3.125	07/27/2026	773,117
300,000	Morgan Stanley, MTN	6.250	08/09/2026	341,700
608,000	Morgan Stanley, GMTN	4.350	09/08/2026	611,276
400,000	Royal Bank of Scotland Group PLC (United Kingdom)	4.800	04/05/2026	406,100
154,000	State Street Corp.	2.650	05/19/2026	146,698
380,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.784	03/09/2026	384,474
708,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.632	07/14/2026	664,691
508,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.010	10/19/2026	488,237
200,000	SunTrust Bank	3.300	05/15/2026	194,882
304,000	U.S. Bancorp, MTN	3.100	04/27/2026	298,147
354,000	U.S. Bancorp, Series V, MTN	2.375	07/22/2026	332,778
981,000	Wells Fargo & Co.	3.000	04/22/2026	941,102
606,000	Wells Fargo & Co., MTN	4.100	06/03/2026	611,573
981,000	Wells Fargo & Co.	3.000	10/23/2026	937,182

				23,236,759

	Beverages—4.6%
2,315,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.650	02/01/2026	2,287,154
100,000	Coca-Cola Co. (The)(a)	2.550	06/01/2026	95,924
154,000	Coca-Cola Co. (The)	2.250	09/01/2026	143,075
226,000	Constellation Brands, Inc.	3.700	12/06/2026	219,833
605,000	Molson Coors Brewing Co.	3.000	07/15/2026	557,522
226,000	PepsiCo, Inc.	2.850	02/24/2026	219,346
154,000	PepsiCo, Inc.	2.375	10/06/2026	144,347

				3,667,201

	Biotechnology—1.0%
154,000	Amgen, Inc.	2.600	08/19/2026	142,698
689,000	Gilead Sciences, Inc.	3.650	03/01/2026	688,271

				830,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Building Materials—0.7%
$338,000	Johnson Controls International PLC	3.900%	02/14/2026	$333,062
200,000	Masco Corp.	4.375	04/01/2026	198,713

				531,775

	Chemicals—0.5%
226,000	Praxair, Inc.	3.200	01/30/2026	224,997
200,000	Westlake Chemical Corp.	3.600	08/15/2026	189,186

				414,183

	Commercial Services—0.7%
154,000	Ecolab, Inc.	2.700	11/01/2026	147,018
226,000	S&P Global, Inc.	4.400	02/15/2026	236,146
205,000	Total System Services, Inc.	4.800	04/01/2026	210,169

				593,333

	Computers—3.3%
829,000	Apple, Inc.	3.250	02/23/2026	829,567
905,000	Apple, Inc.	2.450	08/04/2026	859,879
400,000	International Business Machines Corp.	3.450	02/19/2026	401,126
600,000	Western Digital Corp.	4.750	02/15/2026	568,500

				2,659,072

	Cosmetics/Personal Care—0.5%
154,000	Procter & Gamble Co. (The)	2.700	02/02/2026	150,648
154,000	Procter & Gamble Co. (The)	2.450	11/03/2026	146,921
100,000	Unilever Capital Corp. (United Kingdom)	2.000	07/28/2026	91,075

				388,644

	Diversified Financial Services—1.7%
154,000	Ameriprise Financial, Inc.	2.875	09/15/2026	146,523
125,000	Brookfield Finance, Inc. (Canada)	4.250	06/02/2026	123,197
354,000	Capital One Financial Corp.	3.750	07/28/2026	337,032
226,000	Mastercard, Inc.	2.950	11/21/2026	221,932
154,000	Nasdaq, Inc.	3.850	06/30/2026	151,133
154,000	Raymond James Financial, Inc.	3.625	09/15/2026	147,207
226,000	Synchrony Financial	3.700	08/04/2026	206,234

				1,333,258

	Electric—4.1%
200,000	Cleco Corporate Holdings LLC	3.743	05/01/2026	190,928
114,000	Commonwealth Edison Co.(a)	2.550	06/15/2026	107,531
300,000	DTE Energy Co.	2.850	10/01/2026	278,535
100,000	Duke Energy Carolinas LLC	2.950	12/01/2026	96,977
354,000	Duke Energy Corp.	2.650	09/01/2026	330,133
226,000	Emera US Finance LP (Canada)	3.550	06/15/2026	217,120
100,000	Entergy Arkansas LLC	3.500	04/01/2026	99,767
154,000	Entergy Corp.	2.950	09/01/2026	144,509
154,000	Exelon Corp.	3.400	04/15/2026	149,572
626,000	Fortis, Inc. (Canada)	3.055	10/04/2026	585,446
154,000	PPL Capital Funding, Inc.	3.100	05/15/2026	145,014
125,000	San Diego Gas & Electric Co.(a)	2.500	05/15/2026	114,501
458,000	Southern Co. (The)	3.250	07/01/2026	437,130
226,000	Virginia Electric & Power Co., Series A	3.150	01/15/2026	222,405
125,000	Xcel Energy, Inc.	3.350	12/01/2026	122,598

				3,242,166

	Electronics—1.0%
226,000	Avnet, Inc.	4.625	04/15/2026	225,039
226,000	Fortive Corp.	3.150	06/15/2026	215,409
354,000	Honeywell International, Inc.	2.500	11/01/2026	338,845

				779,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Environmental Control—0.2%
$150,000	Republic Services, Inc.	2.900%	07/01/2026	$143,340

	Food—1.7%
226,000	Hershey Co. (The)	2.300	08/15/2026	210,826
100,000	Ingredion, Inc.	3.200	10/01/2026	92,660
154,000	Kellogg Co.	3.250	04/01/2026	146,822
454,000	Kraft Heinz Foods Co.	3.000	06/01/2026	419,677
226,000	Kroger Co. (The)	3.500	02/01/2026	219,752
154,000	Kroger Co. (The)	2.650	10/15/2026	138,900
154,000	Sysco Corp.	3.300	07/15/2026	148,724

				1,377,361

	Forest Products & Paper—0.3%
231,000	International Paper Co.	3.800	01/15/2026	230,599

	Gas—0.2%
154,000	Southern California Gas Co., Series TT	2.600	06/15/2026	143,635

	Healthcare-Products—0.9%
231,000	Abbott Laboratories	3.750	11/30/2026	234,473
154,000	Baxter International, Inc.	2.600	08/15/2026	143,557
226,000	Stryker Corp.	3.500	03/15/2026	224,766
154,000	Thermo Fisher Scientific, Inc.	2.950	09/19/2026	145,405

				748,201

	Healthcare-Services—0.9%
457,000	HCA, Inc.	5.250	06/15/2026	482,675
100,000	Quest Diagnostics, Inc.	3.450	06/01/2026	95,979
154,000	UnitedHealth Group, Inc.	3.100	03/15/2026	151,151

				729,805

	Housewares—0.4%
308,000	Newell Brands, Inc.	4.200	04/01/2026	290,041

	Insurance—4.1%
200,000	Allstate Corp. (The)	3.280	12/15/2026	198,481
354,000	American International Group, Inc.	3.900	04/01/2026	347,579
200,000	Arch Capital Finance LLC	4.011	12/15/2026	203,086
536,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	530,951
354,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	352,774
200,000	CNA Financial Corp.	4.500	03/01/2026	204,820
300,000	Loews Corp.	3.750	04/01/2026	301,238
304,000	Manulife Financial Corp. (Canada)	4.150	03/04/2026	313,357
226,000	Marsh & McLennan Cos., Inc.	3.750	03/14/2026	227,738
154,000	Old Republic International Corp.	3.875	08/26/2026	147,961
226,000	Trinity Acquisition PLC	4.400	03/15/2026	229,313
200,000	Voya Financial, Inc.	3.650	06/15/2026	192,948

				3,250,246

	Internet—1.3%
505,000	Alphabet, Inc.	1.998	08/15/2026	468,351
254,000	Booking Holdings, Inc.	3.600	06/01/2026	248,491
314,000	Expedia Group, Inc.	5.000	02/15/2026	325,266

				1,042,108

	Lodging—0.2%
154,000	Marriott International, Inc., Series R	3.125	06/15/2026	145,362

	Machinery-Diversified—0.5%
100,000	John Deere Capital Corp., MTN	2.650	06/10/2026	96,024
114,000	Roper Technologies, Inc.	3.800	12/15/2026	112,670
114,000	Wabtec Corp.	3.450	11/15/2026	102,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Machinery-Diversified (continued)
$100,000	Xylem, Inc.	3.250%	11/01/2026	$96,000

				406,856

	Media—2.8%
336,000	CBS Corp.	4.000	01/15/2026	332,913
751,000	Comcast Corp.	3.150	03/01/2026	737,853
114,000	Discovery Communications LLC	4.900	03/11/2026	117,676
100,000	Thomson Reuters Corp. (Canada)	3.350	05/15/2026	93,362
154,000	Viacom, Inc.	3.450	10/04/2026	145,442
254,000	Walt Disney Co. (The)	3.000	02/13/2026	252,014
154,000	Walt Disney Co. (The), GMTN	1.850	07/30/2026	140,423
226,000	Warner Media LLC	3.875	01/15/2026	222,148
200,000	Warner Media LLC	2.950	07/15/2026	185,300

				2,227,131

	Miscellaneous Manufacturing—0.5%
154,000	3M Co., MTN	2.250	09/19/2026	143,509
254,000	Illinois Tool Works, Inc.	2.650	11/15/2026	243,218

				386,727

	Oil & Gas—5.2%
226,000	Anadarko Petroleum Corp.	5.550	03/15/2026	241,979
154,000	BP Capital Markets PLC (United Kingdom)	3.119	05/04/2026	150,422
608,000	Chevron Corp.	2.954	05/16/2026	598,591
226,000	ConocoPhillips Co.	4.950	03/15/2026	247,792
226,000	EOG Resources, Inc.	4.150	01/15/2026	235,045
838,000	Exxon Mobil Corp.	3.043	03/01/2026	832,278
205,000	HollyFrontier Corp.	5.875	04/01/2026	216,480
100,000	Newfield Exploration Co.	5.375	01/01/2026	105,750
304,000	Occidental Petroleum Corp.	3.400	04/15/2026	304,751
114,000	Pioneer Natural Resources Co.	4.450	01/15/2026	118,259
554,000	Shell International Finance BV (Netherlands)	2.875	05/10/2026	538,824
354,000	Shell International Finance BV (Netherlands)	2.500	09/12/2026	334,429
254,000	Valero Energy Corp.	3.400	09/15/2026	243,550

				4,168,150

	Pharmaceuticals—5.7%
454,000	AbbVie, Inc.	3.200	05/14/2026	429,641
380,000	CVS Health Corp.	2.875	06/01/2026	354,060
459,000	Express Scripts Holding Co.	4.500	02/25/2026	470,493
659,000	Johnson & Johnson	2.450	03/01/2026	630,524
806,000	Mylan NV	3.950	06/15/2026	755,811
200,000	Perrigo Finance Unlimited Co.	4.375	03/15/2026	189,664
354,000	Pfizer, Inc.	2.750	06/03/2026	342,371
505,000	Pfizer, Inc.	3.000	12/15/2026	496,143
957,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/2026	900,986

				4,569,693

	Pipelines—4.7%
200,000	Boardwalk Pipelines LP	5.950	06/01/2026	207,477
154,000	Buckeye Partners LP	3.950	12/01/2026	144,249
200,000	Enbridge, Inc. (Canada)	4.250	12/01/2026	203,793
345,000	Energy Transfer Operating LP	4.750	01/15/2026	352,033
100,000	EnLink Midstream Partners LP	4.850	07/15/2026	98,250
226,000	Enterprise Products Operating LLC	3.700	02/15/2026	226,661
200,000	EQM Midstream Partners LP	4.125	12/01/2026	184,667
226,000	Magellan Midstream Partners LP	5.000	03/01/2026	240,675
150,000	Phillips 66 Partners LP	3.550	10/01/2026	143,971
338,000	Plains All American Pipeline LP/PAA Finance Corp.	4.500	12/15/2026	338,306
338,000	Sabine Pass Liquefaction LLC	5.875	06/30/2026	368,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pipelines (continued)
$154,000	Spectra Energy Partners LP	3.375%	10/15/2026	$147,926
154,000	Sunoco Logistics Partners Operations LP	3.900	07/15/2026	149,650
136,000	TransCanada PipeLines Ltd. (Canada)	4.875	01/15/2026	143,918
345,000	Transcontinental Gas Pipe Line Co. LLC	7.850	02/01/2026	423,134
200,000	Valero Energy Partners LP	4.375	12/15/2026	203,082
200,000	Western Midstream Operating LP	4.650	07/01/2026	198,811

				3,775,485

	Real Estate—0.2%
114,000	CBRE Services, Inc.	4.875	03/01/2026	117,701

	REITs—5.0%
114,000	American Tower Corp.	4.400	02/15/2026	116,633
254,000	American Tower Corp.	3.375	10/15/2026	243,206
555,000	Boston Properties LP	3.650	02/01/2026	547,370
154,000	Boston Properties LP	2.750	10/01/2026	142,715
200,000	Brixmor Operating Partnership LP	4.125	06/15/2026	195,612
226,000	Crown Castle International Corp.	4.450	02/15/2026	230,895
154,000	Crown Castle International Corp.	3.700	06/15/2026	150,356
154,000	ERP Operating LP	2.850	11/01/2026	147,022
300,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	309,858
154,000	Kimco Realty Corp.	2.800	10/01/2026	142,253
200,000	LifeStorage LP	3.500	07/01/2026	189,208
97,000	MPT Operating Partnership LP/MPT Finance Corp.	5.250	08/01/2026	98,819
173,000	Omega Healthcare Investors, Inc.	5.250	01/15/2026	178,140
100,000	Realty Income Corp.	4.125	10/15/2026	102,508
300,000	Sabra Health Care LP	5.125	08/15/2026	285,356
231,000	Simon Property Group LP	3.300	01/15/2026	227,294
100,000	Simon Property Group LP	3.250	11/30/2026	97,640
226,000	Ventas Realty LP	4.125	01/15/2026	227,199
200,000	VEREIT Operating Partnership LP	4.875	06/01/2026	204,246
154,000	Welltower, Inc.	4.250	04/01/2026	156,046

				3,992,376

	Retail—3.4%
354,000	Home Depot, Inc. (The)	3.000	04/01/2026	349,014
254,000	Home Depot, Inc. (The)	2.125	09/15/2026	235,436
304,000	Lowe’s Cos., Inc.	2.500	04/15/2026	278,209
452,000	McDonald’s Corp., MTN	3.700	01/30/2026	455,312
200,000	O’Reilly Automotive, Inc.	3.550	03/15/2026	195,115
114,000	Starbucks Corp.	2.450	06/15/2026	105,068
254,000	Target Corp.	2.500	04/15/2026	242,049
254,000	TJX Cos., Inc. (The)	2.250	09/15/2026	234,819
680,000	Walgreens Boots Alliance, Inc.	3.450	06/01/2026	652,096

				2,747,118

	Semiconductors—0.9%
226,000	Analog Devices, Inc.	3.500	12/05/2026	217,454
254,000	Intel Corp.	2.600	05/19/2026	243,714
254,000	NVIDIA Corp.	3.200	09/16/2026	247,846

				709,014

	Software—3.1%
226,000	Activision Blizzard, Inc.	3.400	09/15/2026	215,908
100,000	Broadridge Financial Solutions, Inc.	3.400	06/27/2026	95,408
304,000	Fidelity National Information Services, Inc.	3.000	08/15/2026	283,791
1,081,000	Microsoft Corp.	2.400	08/08/2026	1,027,347
930,000	Oracle Corp.	2.650	07/15/2026	884,477

				2,506,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Telecommunications—2.9%
$651,000	AT&T, Inc.	4.125%	02/17/2026	$652,288
154,000	AT&T, Inc.	7.125	03/15/2026	177,375
254,000	Cisco Systems, Inc.	2.950	02/28/2026	248,561
405,000	Cisco Systems, Inc.	2.500	09/20/2026	385,389
114,000	Hughes Satellite Systems Corp.	5.250	08/01/2026	111,862
200,000	Rogers Communications, Inc. (Canada)	2.900	11/15/2026	187,088
604,000	Verizon Communications, Inc.	2.625	08/15/2026	564,115

				2,326,678

	Transportation—1.4%
226,000	Canadian National Railway Co. (Canada)	2.750	03/01/2026	218,050
154,000	CSX Corp.	2.600	11/01/2026	142,799
154,000	FedEx Corp.	3.250	04/01/2026	150,008
150,000	Norfolk Southern Corp.	2.900	06/15/2026	144,483
300,000	Union Pacific Corp.	2.750	03/01/2026	286,217
200,000	United Parcel Service, Inc.	2.400	11/15/2026	187,964

				1,129,521

	Total Corporate Bonds (Cost $79,861,472)			78,857,407

Number of Shares
	Money Market Fund—0.4%
290,444	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $290,444)			290,444

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 80,151,916)—99.1%			79,147,851

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.9%
760,961	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(b)(c) (Cost $760,961)			760,961

	Total Investments in Securities (Cost $80,912,877)—100.0%			79,908,812

	Other assets less liabilities—(0.0)%			(22,621)

	Net Assets—100.0%			$79,886,191

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes	to Schedule of Investments:
(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	29.8
Consumer, Non-cyclical	16.1
Technology	13.4
Energy	10.2
Communications	9.3
Industrial	6.7
Consumer, Cyclical	6.5
Utilities	4.6
Basic Materials	2.0
Money Market Funds Plus Other Assets Less Liabilities	1.4

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.6%
	Aerospace/Defense—1.7%
$200,000	Arconic, Inc.	5.900%	02/01/2027	$200,000
100,000	General Dynamics Corp.	2.625	11/15/2027	94,458
100,000	Northrop Grumman Corp.	3.200	02/01/2027	96,553
198,000	Rockwell Collins, Inc.	3.500	03/15/2027	191,699
200,000	United Technologies Corp.	3.125	05/04/2027	190,347

				773,057

	Agriculture—0.5%
150,000	Bunge Ltd. Finance Corp.	3.750	09/25/2027	133,049
100,000	Philip Morris International, Inc.	3.125	08/17/2027	95,516

				228,565

	Auto Manufacturers—1.3%
100,000	General Motors Co.	4.200	10/01/2027	93,633
299,000	General Motors Financial Co., Inc.	4.350	01/17/2027	283,920
200,000	Toyota Motor Credit Corp., MTN	3.200	01/11/2027	198,924

				576,477

	Auto Parts & Equipment—0.2%
100,000	Lear Corp.	3.800	09/15/2027	93,233

	Banks—18.5%
200,000	Banco Santander SA (Spain)	4.250	04/11/2027	195,068
598,000	Bank of America Corp., MTN	3.248	10/21/2027	573,385
400,000	Bank of America Corp., Series L, MTN	4.183	11/25/2027	398,737
100,000	Bank of New York Mellon Corp. (The), MTN	3.250	05/16/2027	98,753
100,000	Bank One Corp.	8.000	04/29/2027	124,906
900,000	Citigroup, Inc.	4.450	09/29/2027	904,501
200,000	Goldman Sachs Group, Inc. (The)	5.950	01/15/2027	219,041
698,000	Goldman Sachs Group, Inc. (The)	3.850	01/26/2027	685,889
300,000	ING Groep NV (Netherlands)	3.950	03/29/2027	294,919
400,000	JPMorgan Chase & Co.	4.250	10/01/2027	406,565
200,000	JPMorgan Chase & Co.(a)	3.625	12/01/2027	193,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$200,000	Lloyds Banking Group PLC (United Kingdom)	3.750%	01/11/2027	$192,931
250,000	Manufacturers & Traders Trust Co., BKNT	3.400	08/17/2027	248,015
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.677	02/22/2027	200,249
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.287	07/25/2027	194,665
200,000	Mizuho Financial Group, Inc. (Japan)	3.663	02/28/2027	201,125
200,000	Mizuho Financial Group, Inc. (Japan)	3.170	09/11/2027	193,824
700,000	Morgan Stanley	3.625	01/20/2027	689,602
500,000	Morgan Stanley, GMTN	3.950	04/23/2027	489,149
300,000	PNC Bank NA, BKNT	3.100	10/25/2027	291,782
100,000	PNC Financial Services Group, Inc. (The)	3.150	05/19/2027	97,314
250,000	Santander Holdings USA, Inc.	4.400	07/13/2027	244,461
300,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.446	01/11/2027	296,486
300,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.364	07/12/2027	294,394
200,000	U.S. Bancorp, Series X, MTN	3.150	04/27/2027	197,229
600,000	Wells Fargo & Co., GMTN	4.300	07/22/2027	611,764

				8,538,504

	Beverages—1.1%
100,000	Coca-Cola Co. (The)	2.900	05/25/2027	96,965
100,000	Constellation Brands, Inc.	3.500	05/09/2027	95,100
300,000	PepsiCo, Inc.	3.000	10/15/2027	292,476

				484,541

	Biotechnology—1.2%
200,000	Amgen, Inc.	3.200	11/02/2027	190,642
200,000	Celgene Corp.	3.450	11/15/2027	190,400
200,000	Gilead Sciences, Inc.	2.950	03/01/2027	189,069

				570,111

	Building Materials—0.2%
100,000	Martin Marietta Materials, Inc.(a)	3.500	12/15/2027	92,885

	Chemicals—1.3%
300,000	LYB International Finance II BV	3.500	03/02/2027	280,838
150,000	Mosaic Co. (The)(a)	4.050	11/15/2027	146,437
198,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	188,926

				616,201

	Commercial Services—0.2%
100,000	Ecolab, Inc.	3.250	12/01/2027	98,115

	Computers—4.7%
398,000	Apple, Inc.	3.350	02/09/2027	398,023
500,000	Apple, Inc.	3.200	05/11/2027	494,521
200,000	Apple, Inc.	3.000	06/20/2027	194,638
500,000	Apple, Inc.	2.900	09/12/2027	483,382
300,000	Apple, Inc.	3.000	11/13/2027	292,214
100,000	International Business Machines Corp.	3.300	01/27/2027	98,234
200,000	Seagate HDD Cayman	4.875	06/01/2027	186,802

				2,147,814

	Cosmetics/Personal Care—0.8%
100,000	Estee Lauder Cos., Inc. (The)	3.150	03/15/2027	98,205
100,000	Procter & Gamble Co. (The)(a)	2.850	08/11/2027	98,138
200,000	Unilever Capital Corp. (United Kingdom)	2.900	05/05/2027	192,466

				388,809

	Diversified Financial Services—5.1%
200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.650	07/21/2027	180,605
200,000	Air Lease Corp.	3.625	04/01/2027	182,828
400,000	American Express Credit Corp., MTN	3.300	05/03/2027	396,584
200,000	BlackRock, Inc.(a)	3.200	03/15/2027	196,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services (continued)
$200,000	Capital One Financial Corp.	3.750%	03/09/2027	$192,144
200,000	Cboe Global Markets, Inc.	3.650	01/12/2027	197,903
100,000	Charles Schwab Corp. (The)	3.200	03/02/2027	98,073
200,000	Discover Financial Services	4.100	02/09/2027	194,609
194,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.	4.850	01/15/2027	187,861
100,000	ORIX Corp. (Japan)	3.700	07/18/2027	98,550
200,000	Synchrony Financial	3.950	12/01/2027	183,454
100,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	97,787
150,000	Visa, Inc.	2.750	09/15/2027	144,859

				2,352,213

	Electric—3.7%
100,000	American Electric Power Co., Inc.	3.200	11/13/2027	95,486
200,000	DTE Energy Co.	3.800	03/15/2027	197,298
200,000	Duke Energy Corp.	3.150	08/15/2027	191,116
100,000	Duke Energy Florida LLC	3.200	01/15/2027	97,969
300,000	FirstEnergy Corp., Series B	3.900	07/15/2027	297,472
100,000	ITC Holdings Corp.	3.350	11/15/2027	96,351
299,000	NextEra Energy Capital Holdings, Inc.	3.550	05/01/2027	291,618
150,000	NSTAR Electric Co.	3.200	05/15/2027	146,914
200,000	Sempra Energy(a)	3.250	06/15/2027	186,842
100,000	Virginia Electric & Power Co., Series A	3.500	03/15/2027	99,585

				1,700,651

	Electronics—0.7%
200,000	Keysight Technologies, Inc.	4.600	04/06/2027	201,002
100,000	Tech Data Corp.	4.950	02/15/2027	99,673

				300,675

	Environmental Control—0.6%
150,000	Republic Services, Inc.	3.375	11/15/2027	147,368
150,000	Waste Management, Inc.	3.150	11/15/2027	145,573

				292,941

	Food—2.9%
200,000	General Mills, Inc.	3.200	02/10/2027	187,680
100,000	JM Smucker Co. (The)	3.375	12/15/2027	94,846
150,000	Kellogg Co.	3.400	11/15/2027	140,644
150,000	Kroger Co. (The)(a)	3.700	08/01/2027	144,633
200,000	McCormick & Co., Inc.	3.400	08/15/2027	191,960
200,000	Sysco Corp.	3.250	07/15/2027	192,230
398,000	Tyson Foods, Inc.	3.550	06/02/2027	382,919

				1,334,912

	Forest Products & Paper—0.6%
300,000	International Paper Co.(a)	3.000	02/15/2027	280,764

	Gas—0.6%
100,000	Atmos Energy Corp.	3.000	06/15/2027	96,767
200,000	NiSource, Inc.	3.490	05/15/2027	194,044

				290,811

	Healthcare-Products—2.1%
600,000	Becton, Dickinson and Co.	3.700	06/06/2027	584,213
200,000	Medtronic Global Holdings SCA	3.350	04/01/2027	199,054
200,000	Thermo Fisher Scientific, Inc.	3.200	08/15/2027	190,085

				973,352

	Healthcare-Services—3.3%
400,000	Anthem, Inc.	3.650	12/01/2027	393,812
200,000	HCA, Inc.	4.500	02/15/2027	202,048
100,000	Humana, Inc.	3.950	03/15/2027	98,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Services (continued)
$100,000	Kaiser Foundation Hospitals	3.150%	05/01/2027	$98,057
150,000	Laboratory Corp. of America Holdings	3.600	09/01/2027	144,958
100,000	SSM Health Care Corp., Series A	3.823	06/01/2027	99,115
100,000	UnitedHealth Group, Inc.	3.450	01/15/2027	100,165
200,000	UnitedHealth Group, Inc.	3.375	04/15/2027	199,255
200,000	UnitedHealth Group, Inc.	2.950	10/15/2027	192,043

				1,528,260

	Home Builders—0.4%
200,000	Lennar Corp.	4.750	11/29/2027	195,000

	Home Furnishings—0.2%
100,000	Leggett & Platt, Inc.	3.500	11/15/2027	94,080

	Insurance—1.8%
100,000	American Equity Investment Life Holding Co.	5.000	06/15/2027	99,417
300,000	Aon Corp.	8.205	01/01/2027	350,915
300,000	Brighthouse Financial, Inc.	3.700	06/22/2027	269,725
100,000	Progressive Corp. (The)(a)	2.450	01/15/2027	93,267

				813,324

	Internet—2.1%
800,000	Amazon.com, Inc.	3.150	08/22/2027	789,798
200,000	eBay, Inc.	3.600	06/05/2027	191,261

				981,059

	Machinery-Diversified—0.4%
100,000	CNH Industrial NV, MTN (United Kingdom)	3.850	11/15/2027	92,799
100,000	John Deere Capital Corp., MTN(a)	2.800	09/08/2027	95,674

				188,473

	Media—2.9%
200,000	CBS Corp.	2.900	01/15/2027	182,646
400,000	Comcast Corp.	2.350	01/15/2027	366,866
200,000	Comcast Corp.	3.300	02/01/2027	195,518
200,000	Walt Disney Co. (The), MTN(a)	2.950	06/15/2027	195,553
400,000	Warner Media LLC	3.800	02/15/2027	389,583

				1,330,166

	Miscellaneous Manufacturing—1.4%
200,000	3M Co.	2.875	10/15/2027	193,618
150,000	Carlisle Cos., Inc.	3.750	12/01/2027	142,470
150,000	Eaton Corp.	3.103	09/15/2027	144,269
150,000	Parker-Hannifin Corp.	3.250	03/01/2027	145,386

				625,743

	Oil & Gas—5.2%
200,000	BP Capital Markets PLC (United Kingdom)	3.017	01/16/2027	192,638
100,000	BP Capital Markets PLC (United Kingdom)	3.588	04/14/2027	100,394
400,000	BP Capital Markets PLC (United Kingdom)	3.279	09/19/2027	393,416
200,000	Canadian Natural Resources Ltd. (Canada)	3.850	06/01/2027	195,974
300,000	Cenovus Energy, Inc. (Canada)	4.250	04/15/2027	286,130
200,000	Cimarex Energy Co.	3.900	05/15/2027	192,934
200,000	Concho Resources, Inc.	3.750	10/01/2027	194,218
300,000	EQT Corp.	3.900	10/01/2027	272,551
200,000	Hess Corp.	4.300	04/01/2027	193,470
200,000	Marathon Oil Corp.	4.400	07/15/2027	201,944
200,000	Occidental Petroleum Corp.	3.000	02/15/2027	194,670

				2,418,339

	Oil & Gas Services—0.6%
300,000	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc.	3.337	12/15/2027	284,852

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Packaging & Containers—0.2%
$100,000	Packaging Corp. of America	3.400%	12/15/2027	$95,021

	Pharmaceuticals—3.9%
150,000	AmerisourceBergen Corp.	3.450	12/15/2027	143,992
200,000	AstraZeneca PLC (United Kingdom)	3.125	06/12/2027	189,692
100,000	Bristol-Myers Squibb Co.	3.250	02/27/2027	96,878
400,000	Cardinal Health, Inc.	3.410	06/15/2027	374,510
100,000	ELI Lilly & Co.	3.100	05/15/2027	98,041
400,000	Express Scripts Holding Co.	3.400	03/01/2027	381,254
200,000	Johnson & Johnson	2.950	03/03/2027	195,562
200,000	Novartis Capital Corp. (Switzerland)	3.100	05/17/2027	197,526
150,000	Zoetis, Inc.	3.000	09/12/2027	139,682

				1,817,137

	Pipelines—4.4%
100,000	Boardwalk Pipelines LP	4.450	07/15/2027	94,775
100,000	Enable Midstream Partners LP	4.400	03/15/2027	96,088
200,000	Enbridge, Inc. (Canada)	3.700	07/15/2027	196,545
100,000	Energy Transfer Operating LP	4.200	04/15/2027	97,684
100,000	Enterprise Products Operating LLC	3.950	02/15/2027	101,694
198,000	MPLX LP	4.125	03/01/2027	194,337
200,000	ONEOK, Inc.(a)	4.000	07/13/2027	196,946
500,000	Sabine Pass Liquefaction LLC	5.000	03/15/2027	519,852
150,000	Sunoco Logistics Partners Operations LP	4.000	10/01/2027	143,776
200,000	TC PipeLines LP	3.900	05/25/2027	192,506
200,000	Williams Cos., Inc. (The)	3.750	06/15/2027	194,286

				2,028,489

	REITs—4.4%
200,000	American Tower Corp.	3.550	07/15/2027	191,950
300,000	Crown Castle International Corp.	3.650	09/01/2027	288,469
198,000	Digital Realty Trust LP	3.700	08/15/2027	191,543
200,000	Healthcare Trust of America Holdings LP	3.750	07/01/2027	192,849
100,000	Mid-America Apartments LP	3.600	06/01/2027	97,171
300,000	MPT Operating Partnership LP/MPT Finance Corp.	5.000	10/15/2027	298,500
100,000	Omega Healthcare Investors, Inc.	4.500	04/01/2027	98,225
200,000	Realty Income Corp.	3.000	01/15/2027	188,851
200,000	Regency Centers LP	3.600	02/01/2027	194,301
199,000	Simon Property Group LP	3.375	06/15/2027	195,324
100,000	VEREIT Operating Partnership LP	3.950	08/15/2027	95,857

				2,033,040

	Retail—3.8%
100,000	AutoZone, Inc.	3.750	06/01/2027	98,491
198,000	Costco Wholesale Corp.	3.000	05/18/2027	193,738
100,000	Darden Restaurants, Inc.	3.850	05/01/2027	96,633
200,000	Dollar General Corp.	3.875	04/15/2027	197,230
200,000	Home Depot, Inc. (The)	2.800	09/14/2027	192,895
400,000	Lowe’s Cos., Inc.	3.100	05/03/2027	377,976
200,000	McDonald’s Corp., GMTN	3.500	03/01/2027	197,716
100,000	O’Reilly Automotive, Inc.	3.600	09/01/2027	97,153
200,000	Tapestry, Inc.	4.125	07/15/2027	186,263
100,000	Walmart, Inc.	5.875	04/05/2027	116,666

				1,754,761

	Semiconductors—4.3%
200,000	Applied Materials, Inc.	3.300	04/01/2027	197,822
1,000,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875	01/15/2027	926,491
200,000	Intel Corp.	3.150	05/11/2027	198,704
100,000	Maxim Integrated Products, Inc.	3.450	06/15/2027	93,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Semiconductors (continued)
$498,000	QUALCOMM, Inc.	3.250%	05/20/2027	$473,386
100,000	Texas Instruments, Inc.	2.900	11/03/2027	96,497

				1,986,539

	Shipbuilding—0.3%
150,000	Huntington Ingalls Industries, Inc.	3.483	12/01/2027	142,395

	Software—4.5%
200,000	Autodesk, Inc.	3.500	06/15/2027	188,728
998,000	Microsoft Corp.	3.300	02/06/2027	1,003,922
600,000	Oracle Corp.	3.250	11/15/2027	591,638
300,000	VMware, Inc.	3.900	08/21/2027	280,335

				2,064,623

	Telecommunications—4.3%
500,000	AT&T, Inc.	4.250	03/01/2027	500,747
100,000	Nokia OYJ (Finland)	4.375	06/12/2027	98,512
500,000	Telefonica Emisiones SAU (Spain)	4.103	03/08/2027	492,452
100,000	TELUS Corp. (Canada)	2.800	02/16/2027	93,404
200,000	TELUS Corp. (Canada)	3.700	09/15/2027	195,850
598,000	Verizon Communications, Inc.	4.125	03/16/2027	613,112

				1,994,077

	Textiles—0.4%
200,000	Cintas Corp. No. 2	3.700	04/01/2027	200,174

	Toys/Games/Hobbies—0.2%
100,000	Hasbro, Inc.	3.500	09/15/2027	92,828

	Transportation—1.3%
200,000	Burlington Northern Santa Fe LLC(a)	3.250	06/15/2027	199,125
198,000	CSX Corp.	3.250	06/01/2027	190,537
200,000	United Parcel Service, Inc.	3.050	11/15/2027	195,375

				585,037

	Water—0.3%
150,000	American Water Capital Corp.	2.950	09/01/2027	142,751

	Total Corporate Bonds (Cost $45,706,832)			45,530,799

Number of Shares
	Money Market Fund—0.5%
233,764	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $233,764)			233,764

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 45,940,596)—99.1%			45,764,563

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.7%
1,256,901	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(b)(c) (Cost $1,256,901)			1,256,901

	Total Investments in Securities (Cost $47,197,497)—101.8%			47,021,464

	Other assets less liabilities—(1.8)%			(817,275)

	Net Assets—100.0%			$46,204,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) (continued)

February 28, 2019

(Unaudited)

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	26.8
Consumer, Non-cyclical	20.7
Industrial	14.4
Energy	12.6
Communications	8.3
Consumer, Cyclical	8.0
Utilities	4.3
Technology	2.1
Basic Materials	0.6
Money Market Funds Plus Other Assets Less Liabilities	2.2

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—97.8%
	Aerospace/Defense—5.7%
$100,000	General Dynamics Corp.(a)	3.750%	05/15/2028	$102,646
100,000	Harris Corp.	4.400	06/15/2028	103,033
100,000	L3 Technologies, Inc.	4.400	06/15/2028	102,819
200,000	Northrop Grumman Corp.	3.250	01/15/2028	191,466
50,000	Spirit AeroSystems, Inc.	4.600	06/15/2028	49,789
300,000	United Technologies Corp.	4.125	11/16/2028	304,860

				854,613

	Agriculture—0.3%
50,000	Philip Morris International, Inc.	3.125	03/02/2028	47,542

	Airlines—0.3%
50,000	Delta Air Lines, Inc.	4.375	04/19/2028	48,131

	Auto Manufacturers—2.0%
50,000	American Honda Finance Corp., GMTN	3.500	02/15/2028	50,113
100,000	Ford Motor Co.	6.625	10/01/2028	102,328
100,000	General Motors Co.	5.000	10/01/2028	98,081
50,000	Toyota Motor Corp. (Japan)	3.669	07/20/2028	52,059

				302,581

	Banks—15.9%
200,000	Banco Santander SA (Spain)	4.379	04/12/2028	197,077
100,000	Bank of New York Mellon Corp. (The), MTN	3.400	01/29/2028	99,619
100,000	Bank of New York Mellon Corp. (The), MTN(a)	3.850	04/28/2028	103,508
50,000	Bank of New York Mellon Corp. (The), MTN	3.000	10/30/2028	47,178
200,000	Barclays PLC (United Kingdom)	4.337	01/10/2028	193,862
200,000	Barclays PLC (United Kingdom)	4.836	05/09/2028	193,268
200,000	Citigroup, Inc.	4.125	07/25/2028	196,955
80,000	Fifth Third Bancorp	3.950	03/14/2028	80,543
100,000	KeyCorp, MTN	4.100	04/30/2028	101,679
200,000	Lloyds Banking Group PLC (United Kingdom)	4.375	03/22/2028	199,869
100,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.961	03/02/2028	102,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco BulletShares 2028 Corporate Bond ETF (BSCS) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$100,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	4.050%	09/11/2028	$102,969
200,000	Mizuho Financial Group, Inc. (Japan)	4.018	03/05/2028	205,392
50,000	Northern Trust Corp.	3.650	08/03/2028	51,173
250,000	PNC Bank NA, BKNT	4.050	07/26/2028	257,747
65,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.544	01/17/2028	64,579
100,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.944	07/19/2028	102,391
100,000	U.S. Bancorp, MTN(a)	3.900	04/26/2028	104,239

				2,404,387

	Beverages—2.3%
300,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.000	04/13/2028	298,324
50,000	Constellation Brands, Inc.	3.600	02/15/2028	47,501

				345,825

	Biotechnology—1.1%
175,000	Celgene Corp.	3.900	02/20/2028	171,854

	Chemicals—0.7%
100,000	PPG Industries, Inc.(a)	3.750	03/15/2028	98,844

	Cosmetics/Personal Care—0.7%
100,000	Unilever Capital Corp. (United Kingdom)	3.500	03/22/2028	100,237

	Diversified Financial Services—3.8%
80,000	Brookfield Finance, Inc. (Canada)	3.900	01/25/2028	75,230
150,000	Capital One Financial Corp.	3.800	01/31/2028	144,022
100,000	Charles Schwab Corp. (The)	3.200	01/25/2028	97,504
50,000	CME Group, Inc.	3.750	06/15/2028	51,193
100,000	Mastercard, Inc.	3.500	02/26/2028	101,434
100,000	National Rural Utilities Cooperative Finance Corp.	3.400	02/07/2028	99,053

				568,436

	Electric—3.9%
75,000	Berkshire Hathaway Energy Co.	3.250	04/15/2028	72,848
75,000	Commonwealth Edison Co.	3.700	08/15/2028	76,060
50,000	Duke Energy Florida LLC	3.800	07/15/2028	51,120
50,000	Duke Energy Progress LLC	3.700	09/01/2028	50,842
50,000	Edison International(a)	4.125	03/15/2028	46,233
100,000	Sempra Energy	3.400	02/01/2028	94,112
100,000	Southwestern Electric Power Co., Series M	4.100	09/15/2028	101,472
100,000	Virginia Electric & Power Co., Series A(a)	3.800	04/01/2028	101,198

				593,885

	Electronics—1.2%
100,000	Arrow Electronics, Inc.	3.875	01/12/2028	93,558
50,000	Jabil, Inc.(a)	3.950	01/12/2028	45,090
50,000	Trimble, Inc.	4.900	06/15/2028	49,728

				188,376

	Engineering & Construction—0.3%
50,000	Fluor Corp.	4.250	09/15/2028	48,661

	Environmental Control—0.7%
100,000	Republic Services, Inc.	3.950	05/15/2028	102,519

	Food—2.6%
100,000	Campbell Soup Co.	4.150	03/15/2028	95,851
150,000	General Mills, Inc.	4.200	04/17/2028	151,568
50,000	Kellogg Co.	4.300	05/15/2028	50,327
100,000	Mondelez International, Inc.	4.125	05/07/2028	101,222

				398,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco BulletShares 2028 Corporate Bond ETF (BSCS) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Products—1.9%
$100,000	Boston Scientific Corp.	4.000%	03/01/2028	$100,298
80,000	Edwards Lifesciences Corp.	4.300	06/15/2028	81,411
100,000	Stryker Corp.	3.650	03/07/2028	100,102

				281,811

	Healthcare-Services—1.4%
100,000	Anthem, Inc.(a)	4.101	03/01/2028	101,556
100,000	UnitedHealth Group, Inc.	3.850	06/15/2028	102,696

				204,252

	Household Products/Wares—0.3%
50,000	Clorox Co. (The)(a)	3.900	05/15/2028	51,168

	Insurance—1.8%
100,000	American International Group, Inc.	4.200	04/01/2028	98,925
100,000	Prudential Financial, Inc., MTN	3.878	03/27/2028	102,365
75,000	Willis North America, Inc.	4.500	09/15/2028	75,766

				277,056

	Internet—0.9%
50,000	Booking Holdings, Inc.	3.550	03/15/2028	48,217
100,000	Expedia Group, Inc.	3.800	02/15/2028	94,689

				142,906

	Machinery-Construction & Mining—0.7%
100,000	ABB Finance USA, Inc. (Switzerland)	3.800	04/03/2028	101,880

	Machinery-Diversified—1.7%
100,000	Roper Technologies, Inc.	4.200	09/15/2028	100,708
150,000	Wabtec Corp.(b)	4.700	09/15/2028	148,189

				248,897

	Media—5.1%
50,000	CBS Corp.	3.375	02/15/2028	46,648
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.750	02/15/2028	93,626
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.200	03/15/2028	145,112
200,000	Comcast Corp.	3.150	02/15/2028	192,709
100,000	Comcast Corp.	3.550	05/01/2028	99,072
200,000	Discovery Communications LLC	3.950	03/20/2028	190,694

				767,861

	Miscellaneous Manufacturing—1.0%
75,000	3M Co., MTN	3.625	09/14/2028	77,029
75,000	Ingersoll-Rand Global Holding Co. Ltd.	3.750	08/21/2028	75,140

				152,169

	Oil & Gas—5.3%
100,000	Apache Corp.	4.375	10/15/2028	98,405
100,000	BP Capital Markets PLC (United Kingdom)	3.723	11/28/2028	101,998
100,000	Concho Resources, Inc.	4.300	08/15/2028	100,767
100,000	Continental Resources, Inc.	4.375	01/15/2028	99,774
100,000	Equinor ASA (Norway)	3.625	09/10/2028	101,856
100,000	Noble Energy, Inc.	3.850	01/15/2028	94,883
100,000	Phillips 66	3.900	03/15/2028	99,592
100,000	Valero Energy Corp.(a)	4.350	06/01/2028	101,430

				798,705

	Oil & Gas Services—0.3%
50,000	Patterson-UTI Energy, Inc.	3.950	02/01/2028	46,280

	Pharmaceuticals—10.1%
700,000	CVS Health Corp.	4.300	03/25/2028	701,055
200,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	3.875	05/15/2028	205,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco BulletShares 2028 Corporate Bond ETF (BSCS) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pharmaceuticals (continued)
$150,000	Johnson & Johnson(a)	2.900%	01/15/2028	$145,759
100,000	McKesson Corp.(a)	3.950	02/16/2028	98,234
100,000	Pfizer, Inc.	3.600	09/15/2028	101,907
100,000	Pharmacia LLC	6.600	12/01/2028	123,049
100,000	Sanofi (France)	3.625	06/19/2028	101,540
50,000	Zoetis, Inc.	3.900	08/20/2028	49,798

				1,527,185

	Pipelines—7.0%
105,000	Enable Midstream Partners LP	4.950	05/15/2028	104,398
100,000	Energy Transfer Operating LP	4.950	06/15/2028	102,044
100,000	EQM Midstream Partners LP	5.500	07/15/2028	99,832
150,000	Kinder Morgan, Inc.(a)	4.300	03/01/2028	151,801
100,000	MPLX LP	4.000	03/15/2028	96,671
100,000	ONEOK, Inc.	4.550	07/15/2028	101,498
50,000	Phillips 66 Partners LP	3.750	03/01/2028	47,682
150,000	Sabine Pass Liquefaction LLC	4.200	03/15/2028	148,200
150,000	TransCanada PipeLines Ltd. (Canada)	4.250	05/15/2028	153,339
50,000	Valero Energy Partners LP	4.500	03/15/2028	50,704

				1,056,169

	REITs—5.3%
50,000	American Homes 4 Rent LP	4.250	02/15/2028	48,697
100,000	American Tower Corp.	3.600	01/15/2028	96,289
100,000	Crown Castle International Corp.	3.800	02/15/2028	96,727
50,000	Digital Realty Trust LP(a)	4.450	07/15/2028	50,743
50,000	ERP Operating LP	3.500	03/01/2028	49,553
100,000	GLP Capital LP/GLP Financing II, Inc.	5.750	06/01/2028	104,149
100,000	Omega Healthcare Investors, Inc.	4.750	01/15/2028	100,149
50,000	Realty Income Corp.	3.650	01/15/2028	49,342
70,000	Senior Housing Properties Trust	4.750	02/15/2028	62,872
100,000	Ventas Realty LP	4.000	03/01/2028	98,742
50,000	Welltower, Inc.	4.250	04/15/2028	50,520

				807,783

	Retail—5.6%
100,000	Dollar General Corp.(a)	4.125	05/01/2028	99,549
100,000	Dollar Tree, Inc.	4.200	05/15/2028	95,460
100,000	McDonald’s Corp., GMTN(a)	3.800	04/01/2028	99,981
50,000	O’Reilly Automotive, Inc.	4.350	06/01/2028	51,078
100,000	Starbucks Corp.	3.500	03/01/2028	97,739
100,000	Starbucks Corp.	4.000	11/15/2028	101,731
300,000	Walmart, Inc.	3.700	06/26/2028	307,799

				853,337

	Semiconductors—0.9%
150,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.500	01/15/2028	133,025

	Software— 1.2%
175,000	salesforce.com, Inc.	3.700	04/11/2028	179,530

	Telecommunications—2.3%
50,000	Motorola Solutions, Inc.	4.600	02/23/2028	49,152
300,000	Vodafone Group PLC (United Kingdom)	4.375	05/30/2028	297,320

				346,472

	Transportation—3.2%
80,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	80,610
100,000	CSX Corp.	3.800	03/01/2028	99,761
50,000	FedEx Corp.(a)	3.400	02/15/2028	47,983
50,000	Kirby Corp.	4.200	03/01/2028	48,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco BulletShares 2028 Corporate Bond ETF (BSCS) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Transportation (continued)
$200,000	Union Pacific Corp.	3.950%	09/10/2028	$204,652

				481,996

	Water—0.3%
50,000	American Water Capital Corp.	3.750	09/01/2028	50,466

	Total Corporate Bonds (Cost $14,564,410)			14,783,807

Number of Shares
	Money Market Fund—1.0%
153,255	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $153,255)			153,255

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 14,717,665)— 98.8%			14,937,062

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.0%
899,670	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $899,670)			899,670

	Total Investments in Securities (Cost $15,617,335)—104.8%			15,836,732

	Other assets less liabilities—(4.8)%			(722,788)

	Net Assets—100.0%			$15,113,944

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Communications	24.0
Consumer, Non-cyclical	14.1
U.S. Treasury Securities	13.8
Consumer, Cyclical	13.2
Technology	9.3
Financials	8.3
Industrial	5.2
Utilities	5.1
Basic Materials	3.0
Energy	2.9
Money Market Funds Plus Other Assets Less Liabilities	1.1

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—85.1%
	Advertising—0.5%
$4,917,000	Clear Channel International BV, Series B(a)	8.750%	12/15/2020	$5,058,364

	Airlines—1.1%
10,736,000	American Airlines Group, Inc.(a)	5.500	10/01/2019	10,870,200

	Apparel—0.2%
1,848,000	William Carter Co. (The)	5.250	08/15/2021	1,878,030

	Auto Manufacturers—1.8%
9,870,000	BCD Acquisition, Inc.(a)	9.625	09/15/2023	10,462,200
7,288,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	4.250	11/15/2019	7,278,890

				17,741,090

	Building Materials—1.0%
5,797,000	Omnimax International, Inc.(a)	12.000	08/15/2020	5,934,679
4,013,000	Summit Materials LLC/Summit Materials Finance Corp.	8.500	04/15/2022	4,198,601

				10,133,280

	Chemicals—2.0%
11,849,000	Chemours Co. (The)(b)	6.625	05/15/2023	12,338,364
7,604,000	PQ Corp.(a)	6.750	11/15/2022	7,934,394

				20,272,758

	Commercial Services—6.9%
6,322,000	Herc Rentals, Inc.(a)(b)	7.500	06/01/2022	6,622,295
6,670,000	Herc Rentals, Inc.(a)(b)	7.750	06/01/2024	7,147,238
9,011,000	Nielsen Co. Luxembourg Sarl (The)(a)	5.500	10/01/2021	9,112,374
37,742,000	Prime Security Services Borrower LLC/Prime Finance, Inc.(a)	9.250	05/15/2023	39,893,294
6,689,000	Service Corp. International	5.375	01/15/2022	6,772,613

				69,547,814

	Computers—3.3%
22,871,000	Dell International LLC/EMC Corp.(a)	5.875	06/15/2021	23,338,346
7,918,000	Dell, Inc.	5.875	06/15/2019	8,007,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Computers (continued)
$1,607,000	GCI LLC	6.750%	06/01/2021	$1,615,035

				32,960,458

	Diversified Financial Services—5.0%
2,999,000	Abe Investment Holdings, Inc./Getty Images, Inc.(a)	10.500	10/16/2020	3,073,975
11,689,000	Ally Financial, Inc.	3.750	11/18/2019	11,753,289
4,357,000	Blackstone CQP Holdco LP(a)	6.000	08/18/2021	4,335,215
1,799,000	Credit Acceptance Corp.(b)	6.125	02/15/2021	1,806,871
8,841,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.375	04/01/2020	8,880,784
10,264,000	Navient Corp., MTN	4.875	06/17/2019	10,270,415
10,214,000	Springleaf Finance Corp.	5.250	12/15/2019	10,373,594

				50,494,143

	Electric—4.6%
3,500,000	Atlantica Yield PLC (Spain)(a)	7.000	11/15/2019	3,535,000
11,514,000	Calpine Corp.(a)	6.000	01/15/2022	11,715,495
11,457,000	NRG Energy, Inc.(b)	6.250	05/01/2024	11,886,637
18,122,000	Vistra Energy Corp.	7.625	11/01/2024	19,299,930

				46,437,062

	Engineering & Construction—0.8%
7,424,000	StandardAero Aviation Holdings, Inc.(a)	10.000	07/15/2023	8,036,480

	Entertainment—3.7%
2,904,000	EMI Music Publishing Group North America Holdings, Inc.(a)	7.625	06/15/2024	3,085,500
33,054,000	Scientific Games International, Inc.	10.000	12/01/2022	34,871,971

				37,957,471

	Food—0.7%
6,724,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	7.250	06/01/2021	6,808,050

	Gas—0.5%
5,008,000	NGL Energy Partners LP/NGL Energy Finance Corp.(b)	5.125	07/15/2019	5,037,672

	Healthcare-Products—1.0%
10,326,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875	02/15/2021	10,558,335

	Healthcare-Services—4.2%
20,843,000	Centene Corp.	5.625	02/15/2021	21,155,645
9,721,000	Select Medical Corp.	6.375	06/01/2021	9,793,907
5,061,000	Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.(a)	7.500	10/01/2024	5,314,050
6,297,000	Tenet Healthcare Corp.	5.500	03/01/2019	6,297,000

				42,560,602

	Home Builders—2.0%
5,832,000	KB Home	4.750	05/15/2019	5,832,875
3,160,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.250	04/15/2021	3,175,800
6,460,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	6,468,075
5,114,000	William Lyon Homes, Inc.(b)	7.000	08/15/2022	5,139,570

				20,616,320

	Household Products/Wares—0.3%
2,968,000	Spectrum Brands, Inc.(b)	6.625	11/15/2022	3,042,200

	Insurance—0.2%
2,170,000	Radian Group, Inc.	5.500	06/01/2019	2,175,425

	Iron/Steel—1.0%
10,524,000	Steel Dynamics, Inc.	5.125	10/01/2021	10,596,353

	Lodging—1.7%
11,329,000	Boyd Gaming Corp.	6.875	05/15/2023	11,881,289
4,552,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)	10.250	11/15/2022	4,916,160

				16,797,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Machinery-Diversified—1.0%
$3,448,000	Manitowoc Co., Inc. (The)(a)	12.750%	08/15/2021	$3,706,600
6,006,000	Welbilt, Inc.	9.500	02/15/2024	6,486,480

				10,193,080

	Media—11.4%
7,483,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.250	03/15/2021	7,515,738
24,432,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/2022	25,103,880
21,123,000	DISH DBS Corp.	7.875	09/01/2019	21,598,267
5,098,000	Lee Enterprises, Inc.(a)	9.500	03/15/2022	5,225,450
7,718,000	Sinclair Television Group, Inc.(b)	6.125	10/01/2022	7,908,635
21,927,000	Sirius XM Radio, Inc.(a)	6.000	07/15/2024	22,804,080
4,983,000	TEGNA, Inc.	5.125	10/15/2019	5,001,686
16,584,000	Tribune Media Co.	5.875	07/15/2022	16,957,140
2,939,000	Univision Communications, Inc.(a)	6.750	09/15/2022	2,972,064

				115,086,940

	Metal Fabricate/Hardware—0.5%
5,160,000	Zekelman Industries, Inc.(a)	9.875	06/15/2023	5,519,652

	Miscellaneous Manufacturing—0.3%
2,822,000	CTP Transportation Products LLC/CTP Finance, Inc.(a)	8.250	12/15/2019	2,772,615

	Oil & Gas—1.4%
5,713,000	Canbriam Energy, Inc. (Canada)(a)	9.750	11/15/2019	4,670,377
2,802,000	Rowan Cos., Inc.(b)	7.875	08/01/2019	2,823,015
6,477,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	13.000	11/30/2020	6,671,310

				14,164,702

	Oil & Gas Services—0.1%
1,323,000	Seitel, Inc.(b)	9.500	04/15/2019	1,306,463

	Packaging & Containers—1.6%
6,030,000	Berry Global, Inc.	6.000	10/15/2022	6,210,900
3,699,000	Greif, Inc.	7.750	08/01/2019	3,781,303
1,942,688	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875	02/15/2021	1,954,830
4,366,000	Silgan Holdings, Inc.(b)	5.500	02/01/2022	4,409,660

				16,356,693

	Pharmaceuticals—1.0%
9,252,000	Vizient, Inc.(a)	10.375	03/01/2024	10,026,855

	Pipelines—1.3%
4,877,000	DCP Midstream Operating LP	2.700	04/01/2019	4,871,608
8,216,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.750	03/15/2024	8,637,070

				13,508,678

	REITs—3.2%
14,326,000	Equinix, Inc.	5.375	04/01/2023	14,630,427
8,645,000	Iron Mountain, Inc.	6.000	08/15/2023	8,882,738
8,411,000	iStar, Inc.	5.000	07/01/2019	8,402,589

				31,915,754

	Retail—2.7%
3,586,000	Carrols Restaurant Group, Inc.	8.000	05/01/2022	3,684,615
5,515,000	GameStop Corp.(a)	5.500	10/01/2019	5,528,788
5,362,000	Hot Topic, Inc.(a)	9.250	06/15/2021	5,388,810
4,045,000	PriSo Acquisition Corp.(a)(b)	9.000	05/15/2023	4,050,056
5,079,000	Reliance Intermediate Holdings LP (Canada)(a)	6.500	04/01/2023	5,256,765
3,866,000	Yum! Brands, Inc.	5.300	09/15/2019	3,914,325

				27,823,359

	Semiconductors—1.2%
4,311,000	Advanced Micro Devices, Inc.(b)	7.000	07/01/2024	4,537,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Semiconductors (continued)
$7,948,000	Amkor Technology, Inc.	6.375%	10/01/2022	$8,027,480

				12,564,807

	Software—4.8%
30,496,000	Solera LLC/Solera Finance, Inc.(a)	10.500	03/01/2024	33,202,520
14,230,000	TIBCO Software, Inc.(a)	11.375	12/01/2021	15,128,269

				48,330,789

	Telecommunications—12.1%
3,755,000	CenturyLink, Inc., Series Q(b)	6.150	09/15/2019	3,806,631
7,737,000	Frontier Communications Corp.(b)	7.125	03/15/2019	7,746,671
8,254,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc.(a)(b)	12.500	07/01/2022	8,955,590
18,751,000	Intelsat Jackson Holdings SA (Luxembourg)(a)	8.000	02/15/2024	19,618,234
25,034,000	Sprint Capital Corp.	6.900	05/01/2019	25,190,463
392,000	Telesat Canada/Telesat LLC (Canada)(a)	8.875	11/15/2024	422,380
17,314,000	T-Mobile USA, Inc.	6.000	03/01/2023	17,833,420
13,579,000	T-Mobile USA, Inc.	6.500	01/15/2024	14,122,160
23,910,000	T-Mobile USA, Inc.	6.375	03/01/2025	24,941,119

				122,636,668

	Total Corporate Bonds (Cost $859,273,312)			861,786,611

	Short- Term Investments—13.8%
	U.S. Treasury Securities—13.8%
	U.S. Treasury Bills—13.8%(c)
20,000,000	2.338%, 04/18/2019			19,936,534
20,000,000	2.340%, 04/18/2019			19,936,533
24,000,000	2.346%, 04/18/2019			23,923,840
54,732,000	2.350%, 04/18/2019			54,558,317
15,000,000	2.369%, 04/18/2019			14,952,400
7,000,000	2.376%, 04/18/2019			6,977,787

	Total U.S. Treasury Securities (Cost $140,290,651)			140,285,411

Number of Shares
	Money Market Fund—0.1%
1,248,340	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $1,248,340)			1,248,340

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 1,000,812,303)—99.0%			1,003,320,362

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.4%
24,008,451	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $24,008,451)			24,008,451

	Total Investments in Securities (Cost $1,024,820,754)—101.4%			1,027,328,813

	Other assets less liabilities—(1.4)%			(14,111,234)

	Net Assets—100.0%			$1,013,217,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ) (continued)

February 28, 2019

(Unaudited)

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $369,007,533, which represented 36.42% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Communications	17.7
Financials	16.7
Basic Materials	13.3
Industrial	11.6
Consumer, Cyclical	11.4
Consumer, Non-cyclical	10.1
Energy	8.8
Technology	5.6
Utilities	0.4
Money Market Funds Plus Other Assets Less Liabilities	4.4

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—95.6%
	Aerospace/Defense—2.4%
$14,322,000	Bombardier, Inc. (Canada)(a)	7.750%	03/15/2020	$15,003,727
8,967,000	TransDigm, Inc.	5.500	10/15/2020	8,981,796

				23,985,523

	Airlines—1.4%
8,070,000	American Airlines Group, Inc.(a)	4.625	03/01/2020	8,150,700
5,302,000	United Continental Holdings, Inc.(b)	6.000	12/01/2020	5,500,825

				13,651,525

	Auto Manufacturers—0.9%
9,050,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)(b)	3.500	03/15/2020	8,968,098

	Auto Parts & Equipment—0.5%
4,358,000	Goodyear Tire & Rubber Co. (The)(b)	8.750	08/15/2020	4,668,507

	Building Materials—0.4%
3,959,000	Norbord, Inc. (Canada)(a)	5.375	12/01/2020	4,062,924

	Chemicals—8.5%
12,241,000	Blue Cube Spinco LLC	9.750	10/15/2023	13,743,583
8,816,000	Blue Cube Spinco LLC	10.000	10/15/2025	10,138,400
8,285,000	CF Industries, Inc.(b)	7.125	05/01/2020	8,606,044
5,359,000	Chemours Co. (The)	7.000	05/15/2025	5,600,155
5,677,000	Hexion, Inc.(b)	10.000	04/15/2020	4,910,605
18,283,000	Hexion, Inc.	6.625	04/15/2020	15,631,965
10,897,000	Huntsman International LLC(b)	4.875	11/15/2020	11,170,787
14,840,000	TPC Group, Inc.(a)	8.750	12/15/2020	14,617,400

				84,418,939

	Commercial Services—4.5%
5,458,000	ADT Security Corp. (The)(b)	5.250	03/15/2020	5,553,515
11,439,000	APX Group, Inc.(b)	8.750	12/01/2020	11,424,701
11,475,000	Hertz Corp. (The)	5.875	10/15/2020	11,475,000
12,469,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	12,500,173

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Commercial Services (continued)
$3,428,000	Service Corp. International	4.500%	11/15/2020	$3,436,570

				44,389,959

	Computers—4.7%
34,526,000	EMC Corp.	2.650	06/01/2020	34,204,557
4,255,000	Harland Clarke Holdings Corp.(a)	6.875	03/01/2020	4,244,362
7,486,000	Unisys Corp.(a)	10.750	04/15/2022	8,225,243

				46,674,162

	Cosmetics/Personal Care—0.7%
6,938,000	Avon Products, Inc. (United Kingdom)	6.600	03/15/2020	7,085,432

	Diversified Financial Services—10.7%
16,214,000	Ally Financial, Inc.	8.000	03/15/2020	17,004,432
12,313,000	Ally Financial, Inc.	4.125	03/30/2020	12,405,348
7,668,000	Ally Financial, Inc.	7.500	09/15/2020	8,156,835
5,266,000	CNG Holdings, Inc.(a)	9.375	05/15/2020	5,193,593
4,577,000	LoanCore Capital Markets LLC/JLC Finance Corp.(a)	6.875	06/01/2020	4,585,582
23,509,000	Navient Corp., MTN	8.000	03/25/2020	24,609,926
8,296,000	Navient Corp.(b)	5.000	10/26/2020	8,422,846
4,712,000	Springleaf Finance Corp.	6.000	06/01/2020	4,841,580
16,341,000	Springleaf Finance Corp.	8.250	12/15/2020	17,537,978
3,251,000	Stearns Holdings LLC(a)	9.375	08/15/2020	3,039,685

				105,797,805

	Electric—0.4%
3,459,000	SCANA Corp., MTN(b)	6.250	04/01/2020	3,536,397

	Electrical Components & Equipment—0.3%
3,234,000	Artesyn Embedded Technologies, Inc.(a)	9.750	10/15/2020	3,039,960

	Engineering & Construction—0.5%
4,603,000	Zachry Holdings, Inc.(a)(b)	7.500	02/01/2020	4,611,285

	Entertainment—0.7%
2,000,000	Gateway Casinos & Entertainment Ltd. (Canada)(a)	8.250	03/01/2024	2,090,000
4,794,000	Scientific Games International, Inc.	6.250	09/01/2020	4,817,970

				6,907,970

	Healthcare-Products—1.2%
11,956,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)	4.875	04/15/2020	11,957,196

	Healthcare-Services—3.7%
8,040,000	Tenet Healthcare Corp.	4.750	06/01/2020	8,160,600
27,675,000	Tenet Healthcare Corp.	6.000	10/01/2020	28,712,813

				36,873,413

	Home Builders—2.2%
10,390,000	Brookfield Residential Properties, Inc. (Canada)(a)	6.500	12/15/2020	10,428,963
5,464,000	KB Home	8.000	03/15/2020	5,716,710
5,077,000	Meritage Homes Corp.	7.150	04/15/2020	5,261,041

				21,406,714

	Housewares—0.3%
2,896,000	American Greetings Corp.(a)	7.875	02/15/2025	2,564,317

	Insurance—1.1%
6,947,000	Genworth Holdings, Inc.(b)	7.700	06/15/2020	6,947,000
3,709,000	Radian Group, Inc.(b)	5.250	06/15/2020	3,773,907

				10,720,907

	Iron/Steel—0.8%
8,100,000	Big River Steel LLC/BRS Finance Corp.(a)	7.250	09/01/2025	8,413,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Lodging—2.7%
$8,660,000	MGM Resorts International	5.250%	03/31/2020	$8,835,365
16,999,000	MGM Resorts International	6.750	10/01/2020	17,763,955

				26,599,320

	Machinery-Diversified—0.3%
3,161,000	Briggs & Stratton Corp.	6.875	12/15/2020	3,259,781

	Media—10.5%
8,734,000	Cablevision Systems Corp.(b)	8.000	04/15/2020	9,170,700
3,479,000	Clear Channel Worldwide Holdings, Inc., Series A(b)	7.625	03/15/2020	3,498,134
29,507,000	Clear Channel Worldwide Holdings, Inc., Series B	7.625	03/15/2020	29,632,405
29,348,000	CSC Holdings LLC(a)	10.875	10/15/2025	34,117,050
17,591,000	DISH DBS Corp.	5.125	05/01/2020	17,766,910
10,283,000	TEGNA, Inc.	5.125	07/15/2020	10,398,684

				104,583,883

	Mining—3.9%
10,972,000	Eldorado Gold Corp. (Canada)(a)	6.125	12/15/2020	10,725,130
16,148,000	Freeport-McMoRan, Inc.	3.100	03/15/2020	16,193,214
11,598,000	Freeport-McMoRan, Inc.	6.875	02/15/2023	12,293,880

				39,212,224

	Office/Business Equipment—0.5%
5,821,000	Lexmark International, Inc.(b)	7.125	03/15/2020	5,081,125

	Oil & Gas—4.4%
8,125,000	Chesapeake Energy Corp.	6.625	08/15/2020	8,368,750
3,566,000	Chesapeake Energy Corp.	6.875	11/15/2020	3,699,725
2,640,000	EP Energy LLC/Everest Acquisition Finance, Inc.	9.375	05/01/2020	2,072,400
12,045,000	Nabors Industries, Inc.	5.000	09/15/2020	12,150,394
2,753,000	Pride International LLC	6.875	08/15/2020	2,753,000
10,660,000	Resolute Energy Corp.	8.500	05/01/2020	10,699,975
4,767,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	8.000	06/15/2020	4,196,390
102,000	Whiting Petroleum Corp.(b)	5.750	03/15/2021	103,785

				44,044,419

	Oil & Gas Services—0.3%
3,680,000	Weatherford International Ltd.	5.125	09/15/2020	3,091,200

	Packaging & Containers—7.0%
15,484,000	Ball Corp.(b)	4.375	12/15/2020	15,832,390
45,727,347	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.750	10/15/2020	45,875,961
7,338,000	Sealed Air Corp.(a)	6.500	12/01/2020	7,668,210

				69,376,561

	Pipelines—4.0%
10,393,000	DCP Midstream Operating LP(a)	5.350	03/15/2020	10,600,860
20,048,000	Energy Transfer LP	7.500	10/15/2020	21,351,120
8,029,000	NuStar Logistics LP	4.800	09/01/2020	8,169,507

				40,121,487

	Private Equity—2.9%
27,994,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.000	08/01/2020	28,308,933

	REITs—2.1%
4,997,000	CoreCivic, Inc.	4.125	04/01/2020	5,003,246
7,239,000	iStar, Inc.	4.625	09/15/2020	7,293,292
8,087,000	Vici Properties 1 LLC/Vici FC, Inc.	8.000	10/15/2023	8,875,483

				21,172,021

	Retail—2.4%
8,040,000	Michaels Stores, Inc.(a)	5.875	12/15/2020	8,066,130
5,222,000	Penske Automotive Group, Inc.	3.750	08/15/2020	5,214,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail (continued)
$4,514,000	PF Chang’s China Bistro, Inc.(a)(b)	10.250%	06/30/2020	$4,514,000
6,029,000	Yum! Brands, Inc.	3.875	11/01/2020	6,059,145

				23,854,069

	Software—0.4%
3,780,000	Nuance Communications, Inc.(a)	5.375	08/15/2020	3,782,363

	Telecommunications—7.2%
16,260,000	CenturyLink, Inc., Series V	5.625	04/01/2020	16,569,753
1,972,000	Frontier Communications Corp.	8.500	04/15/2020	1,863,540
6,749,000	Iridium Communications, Inc.(a)	10.250	04/15/2023	7,407,027
634,000	ORBCOMM, Inc.(a)	8.000	04/01/2024	659,360
17,761,000	Sprint Communications, Inc.(a)	7.000	03/01/2020	18,382,635
24,975,000	Sprint Communications, Inc.	7.000	08/15/2020	26,096,378
101,000	T-Mobile USA, Inc.	6.500	01/15/2024	105,040

				71,083,733

	Toys/Games/Hobbies—0.4%
4,339,000	Mattel, Inc.	4.350	10/01/2020	4,339,000

	Transportation—0.7%
7,168,000	Neovia Logistics Services LLC/SPL Logistics Finance Corp.(a)	8.875	08/01/2020	6,720,000

	Total Corporate Bonds (Cost $947,834,743)			948,365,027

Number of Shares
	Money Market Fund—4.9%
49,106,588	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $49,106,588)			49,106,588

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 996,941,331)—100.5%			997,471,615

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.6%
25,825,072	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $25,825,072)			25,825,072

	Total Investments in Securities (Cost $1,022,766,403)—103.1%			1,023,296,687

	Other assets less liabilities—(3.1)%			(31,151,379)

	Net Assets—100.0%			$992,145,308

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $236,036,065, which represented 23.79% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Communications	19.6
Consumer, Non-cyclical	16.0
Energy	14.5
Financials	14.0
Consumer, Cyclical	12.4
Industrial	6.5
Basic Materials	6.1
Technology	4.0
Utilities	2.3
Money Market Funds Plus Other Assets Less Liabilities	4.6

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—95.4%
	Aerospace/Defense—2.5%
$11,994,000	Bombardier, Inc. (Canada)(a)	8.750%	12/01/2021	$13,238,377
3,386,000	Triumph Group, Inc.	4.875	04/01/2021	3,352,140

				16,590,517

	Agriculture—1.0%
1,633,000	Pyxus International, Inc.(a)	8.500	04/15/2021	1,657,495
5,502,000	Pyxus International, Inc.	9.875	07/15/2021	4,938,045

				6,595,540

	Airlines—0.6%
3,757,000	Air Canada (Canada)(a)	7.750	04/15/2021	4,038,775

	Banks—0.6%
3,741,000	CIT Group, Inc.	4.125	03/09/2021	3,778,410

	Building Materials—0.5%
2,638,000	CPG Merger Sub LLC(a)	8.000	10/01/2021	2,611,620
1,072,000	Northwest Hardwoods, Inc.(a)	7.500	08/01/2021	787,920

				3,399,540

	Chemicals—3.0%
8,161,000	Momentive Performance Materials, Inc.	3.880	10/24/2021	8,824,081
2,000,000	Perstorp Holding AB (Sweden)(a)	8.500	06/30/2021	2,096,000
2,200,000	Perstorp Holding AB (Sweden)(a)	11.000	09/30/2021	2,382,188
6,017,000	WR Grace & Co.(a)	5.125	10/01/2021	6,220,916

				19,523,185

	Coal—0.5%
1,108,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	12.000	11/01/2021	542,920
2,200,000	CONSOL Energy, Inc.(a)	11.000	11/15/2025	2,508,000

				3,050,920

	Commercial Services—2.9%
8,203,000	ADT Security Corp. (The)	6.250	10/15/2021	8,674,672
3,772,000	Hertz Corp. (The)(b)	7.375	01/15/2021	3,779,073

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Commercial Services (continued)
$4,046,000	Jurassic Holdings III, Inc.(a)	6.875%	02/15/2021	$3,795,108
2,265,000	R.R. Donnelley & Sons Co.	7.875	03/15/2021	2,332,950

				18,581,803

	Computers—2.7%
3,612,000	Dell, Inc.	4.625	04/01/2021	3,672,952
5,675,000	Harland Clarke Holdings Corp.(a)(b)	9.250	03/01/2021	5,646,625
3,912,000	NCR Corp.	4.625	02/15/2021	3,902,220
4,088,000	NCR Corp.	5.875	12/15/2021	4,164,650

				17,386,447

	Cosmetics/Personal Care—2.1%
4,315,000	Edgewell Personal Care Co.	4.700	05/19/2021	4,385,119
5,608,000	First Quality Finance Co., Inc.(a)	4.625	05/15/2021	5,636,040
4,062,000	Revlon Consumer Products Corp.(b)	5.750	02/15/2021	3,544,095

				13,565,254

	Diversified Financial Services—8.6%
5,513,000	Ally Financial, Inc.	4.250	04/15/2021	5,595,695
15,923,000	Blackstone CQP Holdco LP(a)	6.500	03/20/2021	15,942,904
4,817,000	Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.(a)(b)	8.500	08/15/2021	4,925,382
3,400,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.500	04/15/2021	3,480,750
2,477,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.875	08/01/2021	2,532,732
4,231,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	07/01/2021	4,246,866
5,701,000	Navient Corp.	5.875	03/25/2021	5,829,273
6,844,000	Navient Corp.	6.625	07/26/2021	7,092,095
5,617,000	Springleaf Finance Corp.	7.750	10/01/2021	6,050,408

				55,696,105

	Electric—2.3%
3,809,000	AES Corp. (The)	4.000	03/15/2021	3,830,368
7,725,000	NRG Energy, Inc.	7.250	05/15/2026	8,371,969
2,742,000	SCANA Corp., MTN(b)	4.750	05/15/2021	2,790,410

				14,992,747

	Electrical Components & Equipment—0.7%
4,530,000	WESCO Distribution, Inc.	5.375	12/15/2021	4,592,288

	Energy-Alternate Sources—0.5%
2,929,000	Enviva Partners LP/Enviva Partners Finance Corp.	8.500	11/01/2021	3,057,144

	Entertainment—1.2%
3,207,000	Boyne USA, Inc.(a)	7.250	05/01/2025	3,447,525
2,314,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.(a)	6.125	08/15/2021	2,319,785
2,066,000	Scientific Games International, Inc.	6.625	05/15/2021	2,096,990

				7,864,300

	Environmental Control—1.8%
6,232,000	Clean Harbors, Inc.	5.125	06/01/2021	6,247,580
5,448,000	Tervita Escrow Corp. (Canada)(a)	7.625	12/01/2021	5,461,620

				11,709,200

	Food—1.7%
5,055,000	B&G Foods, Inc.	4.625	06/01/2021	5,066,058
2,081,000	KeHE Distributors LLC/KeHE Finance Corp.(a)	7.625	08/15/2021	1,961,342
4,200,000	Lamb Weston Holdings, Inc.(a)	4.875	11/01/2026	4,226,250

				11,253,650

	Forest Products & Paper—0.6%
3,500,000	Eldorado Intl. Finance GmbH (Brazil)(a)	8.625	06/16/2021	3,647,875

	Healthcare-Products—0.6%
3,345,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	12.500	11/01/2021	3,629,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Services—5.7%
$7,191,000	CHS/Community Health Systems, Inc.(b)	5.125%	08/01/2021	$7,065,157
9,270,000	HCA Healthcare, Inc.	6.250	02/15/2021	9,736,652
3,520,000	Surgery Center Holdings, Inc.(a)(b)	8.875	04/15/2021	3,599,200
7,582,000	Tenet Healthcare Corp.	4.500	04/01/2021	7,714,685
9,075,000	Tenet Healthcare Corp.	4.375	10/01/2021	9,233,813

				37,349,507

	Home Builders—2.7%
2,075,000	Ashton Woods USA LLC/Ashton Woods Finance Co.(a)	6.875	02/15/2021	2,002,375
2,652,000	KB Home	7.000	12/15/2021	2,814,435
8,000	Lennar Corp.	8.375	01/15/2021	8,670
3,090,000	M/I Homes, Inc.	6.750	01/15/2021	3,147,937
5,852,000	PulteGroup, Inc.	4.250	03/01/2021	5,917,835
3,351,000	TRI Pointe Group, Inc.	4.875	07/01/2021	3,351,000

				17,242,252

	Household Products/Wares—0.5%
3,542,000	Prestige Brands, Inc.(a)	5.375	12/15/2021	3,566,369

	Insurance—1.6%
3,444,000	Genworth Holdings, Inc.(b)	7.200	02/15/2021	3,392,340
5,015,000	Genworth Holdings, Inc.	7.625	09/24/2021	4,915,954
2,046,000	Radian Group, Inc.	7.000	03/15/2021	2,166,202

				10,474,496

	Internet—0.7%
4,108,000	Netflix, Inc.	5.375	02/01/2021	4,256,915

	Iron/Steel—1.3%
3,956,000	AK Steel Corp.	7.625	10/01/2021	4,005,450
4,111,000	Allegheny Technologies, Inc.	5.950	01/15/2021	4,245,841

				8,251,291

	Lodging—2.9%
5,809,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)	6.750	11/15/2021	5,997,792
10,827,000	MGM Resorts International	6.625	12/15/2021	11,557,823
1,507,000	Wyndham Destinations, Inc.	5.625	03/01/2021	1,548,443

				19,104,058

	Media—6.3%
8,823,000	CSC Holdings LLC	6.750	11/15/2021	9,418,552
17,146,000	DISH DBS Corp.	6.750	06/01/2021	17,574,650
1,361,000	Mediacom Broadband LLC/Mediacom Broadband Corp.	5.500	04/15/2021	1,362,701
5,658,000	Sinclair Television Group, Inc.	5.375	04/01/2021	5,679,218
3,869,000	TEGNA, Inc.(a)	4.875	09/15/2021	3,898,018
3,000,000	Virgin Media Secured Finance PLC (United Kingdom)	5.250	01/15/2021	3,073,950

				41,007,089

	Metal Fabricate/Hardware—0.3%
2,238,000	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.(a)	8.625	06/01/2021	2,047,770

	Mining—1.3%
1,876,000	Century Aluminum Co.(a)	7.500	06/01/2021	1,885,380
3,905,000	Freeport-McMoRan, Inc.(b)	4.000	11/14/2021	3,919,644
2,151,000	International Wire Group, Inc.(a)	10.750	08/01/2021	1,984,297
381,000	Teck Resources Ltd. (Canada)	4.500	01/15/2021	387,191

				8,176,512

	Office/Business Equipment—1.3%
8,637,000	Xerox Corp.	4.500	05/15/2021	8,788,148

	Oil & Gas—8.3%
3,947,000	Baytex Energy Corp. (Canada)(a)	5.125	06/01/2021	3,907,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$7,176,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.(b)	6.500%	04/15/2021	$6,673,680
4,414,000	Chesapeake Energy Corp.	6.125	02/15/2021	4,535,385
3,094,000	Chesapeake Energy Corp.	5.375	06/15/2021	3,101,735
5,141,000	Denbury Resources, Inc.(a)	9.000	05/15/2021	5,211,689
1,102,000	Denbury Resources, Inc.	6.375	08/15/2021	928,435
2,211,000	Great Western Petroleum LLC/Great Western Finance Corp.(a)	9.000	09/30/2021	1,912,515
6,131,000	Nabors Industries, Inc.	4.625	09/15/2021	6,031,371
951,667	Precision Drilling Corp. (Canada)	6.500	12/15/2021	961,183
3,058,000	QEP Resources, Inc.	6.875	03/01/2021	3,176,497
3,917,000	Range Resources Corp.	5.750	06/01/2021	3,985,548
5,581,000	Unit Corp.	6.625	05/15/2021	5,497,285
7,676,000	Whiting Petroleum Corp.(b)	5.750	03/15/2021	7,810,330

				53,733,183

	Oil & Gas Services—3.2%
2,884,000	Archrock Partners LP/Archrock Partners Finance Corp.	6.000	04/01/2021	2,884,000
3,596,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	3,173,470
3,201,000	KCA Deutag UK Finance PLC (United Kingdom)(a)	7.250	05/15/2021	2,560,800
7,248,000	SESI LLC	7.125	12/15/2021	6,740,640
5,774,000	Weatherford International Ltd.(b)	7.750	06/15/2021	5,196,600

				20,555,510

	Packaging & Containers—0.6%
3,863,000	Graphic Packaging International LLC	4.750	04/15/2021	3,940,260

	Pharmaceuticals—1.5%
6,648,000	Bausch Health Cos., Inc.(a)	5.625	12/01/2021	6,662,127
1,500,000	BioScrip, Inc.	8.875	02/15/2021	1,477,500
1,523,000	Owens & Minor, Inc.	3.875	09/15/2021	1,340,240

				9,479,867

	Pipelines—2.1%
3,195,000	American Midstream Partners LP/American Midstream Finance Corp.(a)	9.500	12/15/2021	2,968,187
3,772,000	DCP Midstream Operating LP(a)	4.750	09/30/2021	3,847,440
4,262,000	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.250	02/15/2021	4,171,432
2,876,000	NuStar Logistics LP	6.750	02/01/2021	3,005,420

				13,992,479

	Real Estate—0.7%
4,697,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)(b)	5.250	12/01/2021	4,691,129

	REITs—2.5%
4,022,000	Iron Mountain, Inc.(a)(b)	4.375	06/01/2021	4,022,000
2,098,000	iStar, Inc.	6.500	07/01/2021	2,124,225
3,661,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2021	3,688,458
6,359,000	Starwood Property Trust, Inc.	5.000	12/15/2021	6,510,026

				16,344,709

	Retail—4.7%
2,648,000	DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.(a)	8.000	06/01/2021	2,674,480
4,674,000	Ferrellgas LP/Ferrellgas Finance Corp.(b)	6.500	05/01/2021	4,206,600
3,072,000	GameStop Corp.(a)(b)	6.750	03/15/2021	3,102,720
5,561,000	Guitar Center Escrow Issuer, Inc.(a)(b)	9.500	10/15/2021	5,366,365
1,523,000	J Crew Brand LLC/J Crew Brand Corp.(a)	13.000	09/15/2021	1,713,375
5,380,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)	5.250	06/01/2026	5,487,600
6,139,000	L Brands, Inc.	6.625	04/01/2021	6,415,255
1,706,000	Yum! Brands, Inc.(b)	3.750	11/01/2021	1,701,735

				30,668,130

	Telecommunications—12.5%
10,961,000	CenturyLink, Inc., Series S	6.450	06/15/2021	11,412,593
1,200,000	Cogent Communications Finance, Inc.(a)	5.625	04/15/2021	1,212,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Telecommunications (continued)
$5,760,000	CommScope, Inc.(a)	5.000%	06/15/2021	$5,788,800
1,270,000	Frontier Communications Corp.	6.250	09/15/2021	885,825
8,028,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	8,630,100
4,854,000	Level 3 Financing, Inc.	6.125	01/15/2021	4,885,793
8,966,000	Sprint Communications, Inc.	11.500	11/15/2021	10,488,427
19,893,000	Sprint Corp.	7.250	09/15/2021	21,061,714
15,763,000	T-Mobile USA, Inc.	6.500	01/15/2026	16,886,114

				81,251,366

	Toys/Games/Hobbies—0.3%
2,032,000	Mattel, Inc.	2.350	08/15/2021	1,907,540

	Total Corporate Bonds (Cost $617,876,706)			619,781,605

Number of Shares
	Money Market Fund—3.1%
20,073,429	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $20,073,429)			20,073,429

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 637,950,135)—98.5%			639,855,034

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.1%
46,160,934	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $46,160,934)			46,160,934

	Total Investments in Securities (Cost $684,111,069)—105.6%			686,015,968

	Other assets less liabilities—(5.6)%			(36,333,959)

	Net Assets—100.0%			$649,682,009

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $188,304,512, which represented 28.98% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Consumer, Non-cyclical	19.9
Communications	17.4
Energy	14.8
Financials	12.4
Consumer, Cyclical	12.0
Industrial	10.1
Basic Materials	5.9
Technology	2.9
Utilities	0.4
Money Market Funds Plus Other Assets Less Liabilities	4.2

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—95.8%
	Advertising—0.4%
$1,376,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.250%	02/15/2022	$1,402,213

	Aerospace/Defense—3.1%
1,330,000	Bombardier, Inc. (Canada)(a)	5.750	03/15/2022	1,339,310
3,910,000	Bombardier, Inc. (Canada)(a)(b)	6.000	10/15/2022	3,949,100
1,037,000	Moog, Inc.(a)	5.250	12/01/2022	1,056,008
800,000	Pioneer Holdings LLC/Pioneer Finance Corp. (United Kingdom)(a)	9.000	11/01/2022	814,000
3,423,000	TransDigm, Inc.	6.000	07/15/2022	3,494,883
774,000	Triumph Group, Inc.	5.250	06/01/2022	750,780

				11,404,081

	Agriculture—0.3%
1,050,000	Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. (Canada)(a)	8.500	12/15/2022	1,039,500

	Airlines—0.3%
1,040,000	United Continental Holdings, Inc.	4.250	10/01/2022	1,038,700

	Auto Manufacturers—0.3%
1,000,000	McLaren Finance PLC (United Kingdom)(a)	5.750	08/01/2022	949,265

	Auto Parts & Equipment—0.4%
1,562,000	American Axle & Manufacturing, Inc.(b)	6.625	10/15/2022	1,603,002

	Banks—1.1%
3,868,000	CIT Group, Inc.	5.000	08/15/2022	4,003,380

	Beverages—0.4%
1,752,000	Ajecorp BV (Spain)(a)	6.500	05/14/2022	1,458,014

	Building Materials—0.8%
2,974,000	Griffon Corp.	5.250	03/01/2022	2,947,978

	Chemicals—2.1%
3,598,000	Ashland LLC	4.750	08/15/2022	3,710,437
1,164,000	Hexion, Inc.(a)(b)	10.375	02/01/2022	992,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Chemicals (continued)
$1,237,000	Huntsman International LLC	5.125%	11/15/2022	$1,297,304
1,081,000	Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada)(a)	8.375	12/01/2022	1,132,348
521,000	Olin Corp.	5.500	08/15/2022	536,630

				7,669,029

	Coal—0.7%
885,000	Natural Resource Partners LP/NRP Finance Corp.	10.500	03/15/2022	936,994
1,548,000	Peabody Energy Corp.(a)	6.000	03/31/2022	1,567,350

				2,504,344

	Commercial Services—5.7%
1,000,000	ACE Cash Express, Inc.(a)	12.000	12/15/2022	951,250
3,528,000	ADT Security Corp. (The)	3.500	07/15/2022	3,483,900
2,500,000	APX Group, Inc.	7.875	12/01/2022	2,493,750
890,000	Atento Luxco 1 SA (Spain)(a)	6.125	08/10/2022	891,112
3,852,000	Hertz Corp. (The)(a)	7.625	06/01/2022	3,948,300
1,630,000	Hertz Corp. (The)(b)	6.250	10/15/2022	1,552,575
738,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.(a)	7.875	10/01/2022	704,790
6,919,000	Nielsen Finance LLC/Nielsen Finance Co.(a)	5.000	04/15/2022	6,936,298
384,000	Quad/Graphics, Inc.	7.000	05/01/2022	385,152

				21,347,127

	Computers—1.3%
2,503,000	Harland Clarke Holdings Corp.(a)	8.375	08/15/2022	2,349,691
2,408,000	NCR Corp.	5.000	07/15/2022	2,419,775

				4,769,466

	Cosmetics/Personal Care—1.0%
1,610,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	1,666,350
2,205,000	Edgewell Personal Care Co.	4.700	05/24/2022	2,226,675

				3,893,025

	Distribution/Wholesale—0.3%
1,228,000	Global Partners LP/GLP Finance Corp.	6.250	07/15/2022	1,209,580

	Diversified Financial Services—5.9%
2,618,000	Ally Financial, Inc.	4.125	02/13/2022	2,641,726
1,204,000	Ally Financial, Inc.	4.625	05/19/2022	1,229,585
1,472,000	goeasy Ltd. (Canada)(a)	7.875	11/01/2022	1,549,280
1,253,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	6.875	04/15/2022	1,256,132
1,726,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.250	03/15/2022	1,756,205
567,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	06/01/2022	559,558
2,338,000	Navient Corp., MTN	7.250	01/25/2022	2,460,745
3,066,000	Navient Corp.	6.500	06/15/2022	3,157,980
1,190,000	Ocwen Loan Servicing LLC(a)	8.375	11/15/2022	1,118,600
968,000	Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(a)	6.375	12/15/2022	997,040
515,000	SLM Corp.	5.125	04/05/2022	504,700
3,033,000	Springleaf Finance Corp.	6.125	05/15/2022	3,161,903
1,442,000	VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)	6.750	06/15/2022	1,482,924

				21,876,378

	Electric—0.4%
1,221,000	Talen Energy Supply LLC(a)(b)	9.500	07/15/2022	1,306,470

	Engineering & Construction—0.5%
682,000	AECOM Global II LLC/URS Fox US LP	5.000	04/01/2022	692,230
880,000	Great Lakes Dredge & Dock Corp.	8.000	05/15/2022	924,880
382,000	New Enterprise Stone & Lime Co., Inc.(a)	10.125	04/01/2022	385,820

				2,002,930

	Entertainment—2.6%
382,000	CCM Merger, Inc.(a)	6.000	03/15/2022	391,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Entertainment (continued)
$1,174,000	Cinemark USA, Inc.	5.125%	12/15/2022	$1,196,013
4,700,000	International Game Technology PLC(a)	6.250	02/15/2022	4,935,000
1,174,000	Live Nation Entertainment, Inc.(a)(b)	5.375	06/15/2022	1,190,143
1,240,000	National CineMedia LLC	6.000	04/15/2022	1,260,026
729,000	WMG Acquisition Corp.(a)	5.625	04/15/2022	739,935

				9,712,189

	Environmental Control—0.2%
895,000	GFL Environmental, Inc. (Canada)(a)	5.625	05/01/2022	868,150

	Food—1.1%
1,281,000	C&S Group Enterprises LLC(a)(b)	5.375	07/15/2022	1,293,810
1,257,000	Darling Ingredients, Inc.	5.375	01/15/2022	1,274,284
468,000	SunOpta Foods, Inc.(a)	9.500	10/09/2022	479,700
922,000	TreeHouse Foods, Inc.	4.875	03/15/2022	930,390

				3,978,184

	Forest Products & Paper—0.3%
1,169,000	Cascades, Inc. (Canada)(a)	5.500	07/15/2022	1,177,767

	Healthcare-Products—2.4%
688,000	Avanos Medical, Inc.	6.250	10/15/2022	706,060
1,300,000	Immucor, Inc.(a)	11.125	02/15/2022	1,322,750
3,102,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)(b)	5.750	08/01/2022	2,931,390
3,996,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(a)	6.625	05/15/2022	3,866,130

				8,826,330

	Healthcare-Services—7.3%
874,000	Acadia Healthcare Co., Inc.	5.125	07/01/2022	865,260
3,459,000	Centene Corp.	4.750	05/15/2022	3,536,827
4,009,000	DaVita, Inc.	5.750	08/15/2022	4,091,906
6,726,000	HCA, Inc.	7.500	02/15/2022	7,390,192
2,040,000	Molina Healthcare, Inc.	5.375	11/15/2022	2,110,763
8,495,000	Tenet Healthcare Corp.	8.125	04/01/2022	9,100,269

				27,095,217

	Home Builders—2.6%
1,308,000	Beazer Homes USA, Inc.	8.750	03/15/2022	1,361,955
1,305,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)(a)	6.125	07/01/2022	1,305,000
1,170,000	Century Communities, Inc.	6.875	05/15/2022	1,184,625
1,064,000	K Hovnanian Enterprises, Inc.(a)	10.000	07/15/2022	859,180
813,000	KB Home	7.500	09/15/2022	888,203
1,270,000	Meritage Homes Corp.	7.000	04/01/2022	1,362,075
881,000	New Home Co., Inc. (The)	7.250	04/01/2022	815,471
942,000	Taylor Morrison Communities, Inc.	6.625	05/15/2022	972,615
1,072,000	Williams Scotsman International, Inc.(a)	7.875	12/15/2022	1,090,760

				9,839,884

	Insurance—0.4%
889,000	MBIA, Inc.	6.400	08/15/2022	880,110
736,000	York Risk Services Holding Corp.(a)	8.500	10/01/2022	585,120

				1,465,230

	Internet—1.0%
1,399,000	Cogent Communications Group, Inc.(a)	5.375	03/01/2022	1,430,478
2,140,000	Netflix, Inc.	5.500	02/15/2022	2,249,675

				3,680,153

	Leisure Time—0.4%
1,564,000	24 Hour Fitness Worldwide, Inc.(a)(b)	8.000	06/01/2022	1,540,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Lodging—1.5%
$3,001,000	MGM Resorts International	7.750%	03/15/2022	$3,301,100
2,155,000	Wyndham Destinations, Inc.	4.250	03/01/2022	2,149,720

				5,450,820

	Media—8.9%
8,555,000	Altice Luxembourg SA (Luxembourg)(a)	7.750	05/15/2022	8,533,612
1,371,000	AMC Networks, Inc.	4.750	12/15/2022	1,393,279
1,169,000	Cable One, Inc.(a)	5.750	06/15/2022	1,192,380
1,846,000	Cablevision Systems Corp.	5.875	09/15/2022	1,908,879
3,724,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.250	09/30/2022	3,803,135
2,440,000	Clear Channel Worldwide Holdings, Inc., Series A	6.500	11/15/2022	2,504,050
5,960,000	DISH DBS Corp.	5.875	07/15/2022	5,714,150
701,000	Nexstar Broadcasting, Inc.(a)	6.125	02/15/2022	713,268
1,176,000	Nexstar Broadcasting, Inc.	5.875	11/15/2022	1,205,400
2,968,000	Sirius XM Radio, Inc.(a)	3.875	08/01/2022	2,971,710
942,000	Urban One, Inc.(a)	7.375	04/15/2022	906,675
2,400,000	Videotron Ltd. (Canada)	5.000	07/15/2022	2,463,000

				33,309,538

	Metal Fabricate/Hardware—0.1%
581,000	Hillman Group, Inc. (The)(a)	6.375	07/15/2022	502,565

	Mining—3.5%
964,000	Ferroglobe PLC/Globe Specialty Metals, Inc.(a)	9.375	03/01/2022	831,450
5,887,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	5,835,489
1,944,000	Joseph T Ryerson & Son, Inc.(a)	11.000	05/15/2022	2,043,630
1,000,000	Mountain Province Diamonds, Inc. (Canada)(a)	8.000	12/15/2022	1,006,250
1,342,000	New Gold, Inc. (Canada)(a)	6.250	11/15/2022	1,196,057
1,632,000	Northwest Acquisitions ULC/Dominion Finco, Inc.(a)	7.125	11/01/2022	1,509,600
656,000	Taseko Mines Ltd. (Canada)(a)	8.750	06/15/2022	613,360

				13,035,836

	Miscellaneous Manufacturing—0.8%
874,000	Actuant Corp.	5.625	06/15/2022	887,110
2,040,000	Amsted Industries, Inc.(a)	5.000	03/15/2022	2,050,200

				2,937,310

	Oil & Gas—9.9%
1,600,000	Aker BP ASA (Norway)(a)	6.000	07/01/2022	1,648,320
3,369,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)	10.000	04/01/2022	3,646,942
1,429,000	Athabasca Oil Corp. (Canada)(a)	9.875	02/24/2022	1,389,702
5,328,000	California Resources Corp.(a)(b)	8.000	12/15/2022	4,269,060
851,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.(b)	7.625	01/15/2022	772,282
1,460,000	Chesapeake Energy Corp.	4.875	04/15/2022	1,408,900
4,036,000	CNX Resources Corp.	5.875	04/15/2022	4,086,450
1,907,000	CVR Refining LLC/Coffeyville Finance, Inc.	6.500	11/01/2022	1,954,675
1,200,000	Denbury Resources, Inc.(a)	9.250	03/31/2022	1,209,000
936,000	Denbury Resources, Inc.	5.500	05/01/2022	692,640
942,000	HighPoint Operating Corp.	7.000	10/15/2022	906,675
2,782,000	Oasis Petroleum, Inc.	6.875	03/15/2022	2,785,478
1,434,000	QEP Resources, Inc.	5.375	10/01/2022	1,414,283
910,000	Range Resources Corp.	5.875	07/01/2022	923,650
1,520,000	Range Resources Corp.	5.000	08/15/2022	1,504,800
1,922,000	Rowan Cos., Inc.	4.875	06/01/2022	1,798,271
1,171,000	SM Energy Co.	6.125	11/15/2022	1,171,000
1,617,000	Southwestern Energy Co.(b)	4.100	03/15/2022	1,564,448
1,000,000	Tapstone Energy LLC/Tapstone Energy Finance Corp.(a)	9.750	06/01/2022	812,500
736,000	Teine Energy Ltd. (Canada)(a)	6.875	09/30/2022	743,360
2,233,000	WPX Energy, Inc.	6.000	01/15/2022	2,316,738

				37,019,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas Services—1.8%
$830,000	Archrock Partners LP/Archrock Partners Finance Corp.	6.000%	10/01/2022	$825,850
1,302,000	Borets Finance DAC (Russia)(a)	6.500	04/07/2022	1,318,067
800,000	CSI Compressco LP/CSI Compressco Finance, Inc.	7.250	08/15/2022	718,000
1,049,000	FTS International, Inc.	6.250	05/01/2022	1,003,106
1,301,000	KCA Deutag UK Finance PLC (United Kingdom)(a)	9.875	04/01/2022	1,044,052
1,477,000	Weatherford International Ltd.(b)	4.500	04/15/2022	1,022,823
1,000,000	Welltec A/S (Denmark)(a)	9.500	12/01/2022	945,400

				6,877,298

	Packaging & Containers—2.9%
2,276,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	4.250	09/15/2022	2,277,593
2,626,000	Ball Corp.	5.000	03/15/2022	2,729,399
1,236,000	Berry Global, Inc.	5.500	05/15/2022	1,256,085
908,000	Graphic Packaging International LLC	4.875	11/15/2022	926,160
575,000	Multi-Color Corp.(a)	6.125	12/01/2022	592,250
1,566,000	Owens-Brockway Glass Container, Inc.(a)	5.000	01/15/2022	1,616,597
1,224,000	Sealed Air Corp.(a)	4.875	12/01/2022	1,251,540

				10,649,624

	Pharmaceuticals—1.8%
3,648,000	Bausch Health Cos., Inc.(a)	6.500	03/15/2022	3,784,800
2,066,000	Endo Finance LLC(a)	5.750	01/15/2022	1,942,040
1,041,000	Endo Finance LLC/Endo Finco, Inc.(a)	7.250	01/15/2022	1,004,242

				6,731,082

	Pipelines—2.3%
2,656,000	Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)	6.125	11/15/2022	2,705,800
1,036,000	DCP Midstream Operating LP(b)	4.950	04/01/2022	1,061,900
2,706,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.750	08/01/2022	2,766,885
498,000	NuStar Logistics LP	4.750	02/01/2022	503,518
947,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	07/15/2022	926,876
581,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.500	08/15/2022	578,095

				8,543,074

	Private Equity—2.2%
4,575,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	4,643,625
3,531,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.250	02/01/2022	3,645,051

				8,288,676

	REITs—2.8%
913,000	CoreCivic, Inc.	5.000	10/15/2022	908,435
2,245,000	Equinix, Inc.	5.375	01/01/2022	2,313,753
696,000	GEO Group, Inc. (The)	5.875	01/15/2022	693,390
948,000	iStar, Inc.	6.000	04/01/2022	949,185
1,072,000	iStar, Inc.	5.250	09/15/2022	1,053,240
330,000	Mack-Cali Realty LP	4.500	04/18/2022	313,548
2,140,000	SBA Communications Corp.	4.875	07/15/2022	2,172,100
2,217,000	SBA Communications Corp.	4.000	10/01/2022	2,205,915

				10,609,566

	Retail—3.6%
3,956,000	1011778 BC ULC/New Red Finance, Inc. (Canada)(a)	4.625	01/15/2022	3,980,725
584,000	CEC Entertainment, Inc.	8.000	02/15/2022	535,820
384,000	Conn’s, Inc.(b)	7.250	07/15/2022	362,880
1,730,000	Ferrellgas LP/Ferrellgas Finance Corp.(b)	6.750	01/15/2022	1,548,350
1,240,000	Group 1 Automotive, Inc.	5.000	06/01/2022	1,250,850
2,910,000	L Brands, Inc.	5.625	02/15/2022	2,968,200
977,000	Men’s Wearhouse, Inc. (The)(b)	7.000	07/01/2022	984,327
1,736,000	Penske Automotive Group, Inc.	5.750	10/01/2022	1,770,720

				13,401,872

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Semiconductors—0.3%
$853,000	Advanced Micro Devices, Inc.	7.500%	08/15/2022	$948,962

	Software—1.3%
4,805,000	Infor US, Inc.	6.500	05/15/2022	4,918,014

	Telecommunications—7.1%
4,246,000	CenturyLink, Inc., Series T	5.800	03/15/2022	4,378,688
1,492,000	Consolidated Communications, Inc.	6.500	10/01/2022	1,398,750
3,204,000	Inmarsat Finance PLC (United Kingdom)(a)	4.875	05/15/2022	3,220,020
1,334,000	Intelsat Jackson Holdings SA (Luxembourg)(a)	9.500	09/30/2022	1,550,775
3,875,000	Level 3 Financing, Inc.	5.375	08/15/2022	3,908,906
1,863,000	Level 3 Parent LLC	5.750	12/01/2022	1,888,616
467,000	Sprint Communications, Inc.	9.250	04/15/2022	545,223
6,942,000	Sprint Communications, Inc.	6.000	11/15/2022	7,060,014
1,345,000	T-Mobile USA, Inc.	4.000	04/15/2022	1,351,725
1,190,000	Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand)(a)	8.875	05/01/2022	1,152,158

				26,454,875

	Transportation—0.9%
3,322,000	XPO Logistics, Inc.(a)	6.500	06/15/2022	3,392,593

	Trucking & Leasing—0.8%
2,864,000	Fortress Transportation & Infrastructure Investors LLC(a)	6.750	03/15/2022	2,927,008

	Total Corporate Bonds (Cost $355,490,759)			356,606,013

Number of Shares
	Money Market Fund—3.8%
14,231,681	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $14,231,681)			14,231,681

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 369,722,440)—99.6%			370,837,694

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.2%
19,349,723	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $19,349,723)			19,349,723

	Total Investments in Securities (Cost $389,072,163)—104.8%			390,187,417

	Other assets less liabilities—(4.8)%			(17,697,178)

	Net Assets—100.0%			$372,490,239

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $140,099,693, which represented 37.61% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Consumer, Non-cyclical	17.7
Communications	16.7
Consumer, Cyclical	14.5
Energy	12.9
Industrial	11.3
Financials	8.3
Technology	6.3
Basic Materials	5.6
Utilities	4.4
Money Market Funds Plus Other Assets Less Liabilities	2.3

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—97.7%
	Advertising—0.4%
$580,000	Lamar Media Corp.(a)	5.000%	05/01/2023	$593,050

	Aerospace/Defense—0.9%
1,431,000	Bombardier, Inc. (Canada)(a)(b)	6.125	01/15/2023	1,445,310

	Auto Manufacturers—0.7%
381,000	Deck Chassis Acquisition, Inc.(a)(b)	10.000	06/15/2023	368,618
703,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)(b)	5.625	02/01/2023	681,031

				1,049,649

	Auto Parts & Equipment—1.2%
219,000	Dana, Inc.	6.000	09/15/2023	225,844
1,020,000	Goodyear Tire & Rubber Co. (The)(a)	5.125	11/15/2023	1,021,275
600,000	Titan International, Inc.(a)	6.500	11/30/2023	562,500

				1,809,619

	Banks—0.6%
918,000	CIT Group, Inc.	5.000	08/01/2023	955,087

	Building Materials—1.1%
473,000	Masonite International Corp.(b)	5.625	03/15/2023	483,051
230,000	Norbord, Inc. (Canada)(b)	6.250	04/15/2023	236,038
1,010,000	Summit Materials LLC/Summit Materials Finance Corp.	6.125	07/15/2023	1,040,300

				1,759,389

	Chemicals—2.0%
180,000	Aruba Investments, Inc.(b)	8.750	02/15/2023	180,900
877,000	CF Industries, Inc.	3.450	06/01/2023	851,786
530,000	CVR Partners LP/CVR Nitrogen Finance Corp.(b)	9.250	06/15/2023	561,084
700,000	OCI NV (Netherlands)(b)	6.625	04/15/2023	727,125
719,000	PolyOne Corp.(a)	5.250	03/15/2023	738,773

				3,059,668

	Commercial Services—2.9%
558,000	ADT Security Corp. (The)(a)	4.125	06/15/2023	548,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Commercial Services (continued)
$620,000	Ahern Rentals, Inc.(b)	7.375%	05/15/2023	$575,050
619,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)	5.500	04/01/2023	628,285
2,043,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC(b)	6.375	08/01/2023	2,063,430
398,000	R.R. Donnelley & Sons Co.	6.500	11/15/2023	403,970
219,000	WEX, Inc.(b)	4.750	02/01/2023	217,905

				4,437,572

	Computers—2.1%
1,375,000	EMC Corp.	3.375	06/01/2023	1,321,245
1,132,000	Exela Intermediate LLC/Exela Finance, Inc.(a)(b)	10.000	07/15/2023	1,158,885
832,000	NCR Corp.	6.375	12/15/2023	846,119

				3,326,249

	Cosmetics/Personal Care—0.4%
717,000	Avon Products, Inc. (United Kingdom)	7.000	03/15/2023	691,905

	Distribution/Wholesale—1.0%
219,000	American Builders & Contractors Supply Co., Inc.(b)	5.750	12/15/2023	225,022
449,000	Global Partners LP/GLP Finance Corp.	7.000	06/15/2023	445,633
700,000	LKQ Corp.	4.750	05/15/2023	707,000
230,000	Univar USA, Inc.(a)(b)	6.750	07/15/2023	237,475

				1,615,130

	Diversified Financial Services—3.3%
567,000	Credit Acceptance Corp.	7.375	03/15/2023	586,137
1,000,000	Nationstar Mortgage Holdings, Inc.(b)	8.125	07/15/2023	1,020,000
1,224,000	Navient Corp., GMTN	5.500	01/25/2023	1,213,290
615,000	Navient Corp.	7.250	09/25/2023	636,525
1,000,000	Springleaf Finance Corp.	5.625	03/15/2023	1,018,750
519,000	Springleaf Finance Corp.	8.250	10/01/2023	575,441

				5,050,143

	Electric—3.0%
800,000	AES Corp. (The)	4.500	03/15/2023	808,000
831,000	AES Corp. (The)	4.875	05/15/2023	841,128
1,635,000	Calpine Corp.	5.375	01/15/2023	1,622,737
702,000	InterGen NV (Netherlands)(b)	7.000	06/30/2023	635,310
732,000	Vistra Energy Corp.(a)	5.875	06/01/2023	754,875

				4,662,050

	Electrical Components & Equipment—0.3%
423,000	EnerSys(b)	5.000	04/30/2023	423,000

	Electronics—0.3%
423,000	Sensata Technologies BV(b)	4.875	10/15/2023	436,219

	Engineering & Construction—0.3%
400,000	MasTec, Inc.	4.875	03/15/2023	402,500

	Entertainment—1.7%
300,000	Buena Vista Gaming Authority(b)	13.000	04/01/2023	291,750
230,000	Carmike Cinemas, Inc.(b)	6.000	06/15/2023	235,750
1,036,000	Cinemark USA, Inc.	4.875	06/01/2023	1,037,295
700,000	Cirsa Finance International Sarl (Spain)(b)	7.875	12/20/2023	719,250
362,000	WMG Acquisition Corp.(b)	5.000	08/01/2023	364,262

				2,648,307

	Environmental Control—0.3%
500,000	GFL Environmental, Inc. (Canada)(b)	5.375	03/01/2023	473,438

	Food—1.1%
1,122,000	Dean Foods Co.(b)	6.500	03/15/2023	848,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Food (continued)
$800,000	Ingles Markets, Inc.	5.750%	06/15/2023	$818,000

				1,666,513

	Forest Products & Paper—0.4%
423,000	Cascades, Inc. (Canada)(b)	5.750	07/15/2023	416,655
219,000	Clearwater Paper Corp.(a)	4.500	02/01/2023	209,145

				625,800

	Gas—1.4%
602,000	LBC Tank Terminals Holding Netherlands BV (Belgium)(b)	6.875	05/15/2023	572,653
1,036,000	NGL Energy Partners LP/NGL Energy Finance Corp.	7.500	11/01/2023	1,073,555
500,000	Rockpoint Gas Storage Canada Ltd. (Canada)(b)	7.000	03/31/2023	491,875

				2,138,083

	Healthcare-Products—1.0%
219,000	Hill-Rom Holdings, Inc.(b)	5.750	09/01/2023	226,391
227,000	Mallinckrodt International Finance SA	4.750	04/15/2023	185,005
819,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(b)	5.625	10/15/2023	720,466
423,000	Sotera Health Holdings LLC(b)	6.500	05/15/2023	427,230

				1,559,092

	Healthcare-Services—7.0%
883,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	880,792
655,000	Air Medical Group Holdings, Inc.(a)(b)	6.375	05/15/2023	561,662
3,451,000	CHS/Community Health Systems, Inc.	6.250	03/31/2023	3,334,529
219,000	Encompass Health Corp.	5.125	03/15/2023	221,738
1,737,000	HCA, Inc.	5.875	05/01/2023	1,841,220
600,000	Quorum Health Corp.	11.625	04/15/2023	553,500
1,122,000	RegionalCare Hospital Partners Holdings, Inc.(b)	8.250	05/01/2023	1,201,943
2,247,000	Tenet Healthcare Corp.(a)	6.750	06/15/2023	2,311,601

				10,906,985

	Home Builders—1.7%
615,000	KB Home	7.625	05/15/2023	662,662
423,000	Mattamy Group Corp. (Canada)(b)	6.875	12/15/2023	421,943
560,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(b)	5.875	04/15/2023	561,400
600,000	William Lyon Homes, Inc.	6.000	09/01/2023	561,000
500,000	Williams Scotsman International, Inc.(b)	6.875	08/15/2023	492,500

				2,699,505

	Home Furnishings—0.5%
701,000	Tempur Sealy International, Inc.(a)	5.625	10/15/2023	709,763

	Household Products/Wares—0.7%
423,000	Central Garden & Pet Co.	6.125	11/15/2023	440,977
819,000	Kronos Acquisition Holdings, Inc. (Canada)(b)	9.000	08/15/2023	702,293

				1,143,270

	Housewares—0.3%
423,000	Scotts Miracle-Gro Co. (The)	6.000	10/15/2023	437,805

	Insurance—1.3%
423,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(b)	8.250	08/01/2023	439,127
1,000,000	Ardonagh Midco 3 PLC (United Kingdom)(a)(b)	8.625	07/15/2023	885,000
600,000	MGIC Investment Corp.	5.750	08/15/2023	627,930

				1,952,057

	Internet—1.1%
1,689,000	Zayo Group LLC/Zayo Capital, Inc.	6.000	04/01/2023	1,718,558

	Investment Companies—0.5%
800,000	FS Energy & Power Fund(b)	7.500	08/15/2023	811,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Iron/Steel—1.2%
$471,000	AK Steel Corp.	7.500%	07/15/2023	$487,438
615,000	Allegheny Technologies, Inc.	7.875	08/15/2023	675,915
219,000	Commercial Metals Co.	4.875	05/15/2023	215,715
471,000	Steel Dynamics, Inc.(a)	5.250	04/15/2023	481,009

				1,860,077

	Leisure Time—1.9%
592,000	Carlson Travel, Inc.(b)	6.750	12/15/2023	589,040
615,000	LTF Merger Sub, Inc.(b)	8.500	06/15/2023	631,912
709,000	Sabre GLBL, Inc.(b)	5.375	04/15/2023	726,725
534,000	Sabre GLBL, Inc.(b)	5.250	11/15/2023	547,350
499,000	Vista Outdoor, Inc.	5.875	10/01/2023	471,555

				2,966,582

	Lodging—1.9%
423,000	Diamond Resorts International, Inc.(a)(b)	7.750	09/01/2023	426,172
396,000	Marriott Ownership Resorts, Inc.(b)	5.625	04/15/2023	394,020
1,122,000	MGM Resorts International	6.000	03/15/2023	1,176,697
500,000	Wyndham Destinations, Inc.	3.900	03/01/2023	487,188
423,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)	4.250	05/30/2023	419,299

				2,903,376

	Machinery-Diversified—0.3%
500,000	Cleaver-Brooks, Inc.(b)	7.875	03/01/2023	490,000

	Media—8.6%
4,350,000	Altice Financing SA (Luxembourg)(b)	6.625	02/15/2023	4,458,750
1,224,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.125	02/15/2023	1,246,950
1,224,000	CCO Holdings LLC/CCO Holdings Capital Corp.(b)	5.125	05/01/2023	1,248,602
602,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.750	09/01/2023	614,792
1,431,000	DISH DBS Corp.	5.000	03/15/2023	1,278,956
615,000	Midcontinent Communications/Midcontinent Finance Corp.(b)	6.875	08/15/2023	644,957
1,122,000	Quebecor Media, Inc. (Canada)	5.750	01/15/2023	1,167,932
230,000	Sirius XM Radio, Inc.(b)	4.625	05/15/2023	233,738
939,000	TEGNA, Inc.	6.375	10/15/2023	974,213
1,649,000	Univision Communications, Inc.(b)	5.125	05/15/2023	1,500,590

				13,369,480

	Metal Fabricate/Hardware—1.1%
1,752,000	Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(b)	7.375	12/15/2023	1,762,950

	Mining—2.0%
418,000	Aleris International, Inc.(b)	10.750	07/15/2023	436,810
2,089,000	Freeport-McMoRan, Inc.	3.875	03/15/2023	2,063,890
616,000	Hudbay Minerals, Inc. (Canada)(b)	7.250	01/15/2023	637,437

				3,138,137

	Miscellaneous Manufacturing—0.3%
500,000	LSB Industries, Inc.(b)	9.625	05/01/2023	525,000

	Office/Business Equipment—1.3%
539,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2023	545,737
1,518,000	Xerox Corp.(c)	3.625	03/15/2023	1,491,435

				2,037,172

	Oil & Gas—9.4%
713,000	Bruin E&P Partners LLC(b)	8.875	08/01/2023	700,522
362,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.(a)	7.750	04/15/2023	314,035
918,000	Carrizo Oil & Gas, Inc.(a)	6.250	04/15/2023	909,967
423,000	Chesapeake Energy Corp.	5.750	03/15/2023	410,310
300,000	Energy Ventures Gom LLC/EnVen Finance Corp.(b)	11.000	02/15/2023	324,750
400,000	Frontera Energy Corp. (Colombia)(b)	9.700	06/25/2023	409,504

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$423,000	Gulfport Energy Corp.	6.625%	05/01/2023	$416,655
522,000	Laredo Petroleum, Inc.(a)	6.250	03/15/2023	489,375
960,000	MEG Energy Corp. (Canada)(b)	6.375	01/30/2023	879,600
423,000	Montage Resources Corp.	8.875	07/15/2023	382,815
1,317,000	Nabors Industries, Inc.	5.500	01/15/2023	1,241,272
500,000	Nabors Industries, Inc.	5.100	09/15/2023	446,250
416,000	Oasis Petroleum, Inc.(a)	6.875	01/15/2023	414,440
600,000	PBF Holding Co. LLC/PBF Finance Corp.	7.000	11/15/2023	616,500
423,000	Precision Drilling Corp. (Canada)	7.750	12/15/2023	430,403
816,000	QEP Resources, Inc.	5.250	05/01/2023	789,480
1,000,000	Range Resources Corp.(a)	5.000	03/15/2023	970,000
800,000	Sanchez Energy Corp.(a)(b)	7.250	02/15/2023	694,000
463,000	Seven Generations Energy Ltd. (Canada)(b)	6.750	05/01/2023	475,733
321,000	Seven Generations Energy Ltd. (Canada)(b)	6.875	06/30/2023	331,433
1,299,000	Transocean, Inc.(b)	9.000	07/15/2023	1,375,316
800,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.(b)	8.750	04/15/2023	650,000
423,000	Whiting Petroleum Corp.(a)	6.250	04/01/2023	427,230
420,000	WPX Energy, Inc.	8.250	08/01/2023	473,025

				14,572,615

	Oil & Gas Services—0.4%
817,000	Weatherford International Ltd.	8.250	06/15/2023	586,198

	Packaging & Containers—5.3%
600,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(b)	4.625	05/15/2023	606,000
1,020,000	Ball Corp.	4.000	11/15/2023	1,025,100
620,000	Berry Global, Inc.	5.125	07/15/2023	623,100
1,128,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	1,142,100
400,000	OI European Group BV(b)	4.000	03/15/2023	392,000
816,000	Owens-Brockway Glass Container, Inc.(b)	5.875	08/15/2023	861,900
3,145,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA(b)	5.125	07/15/2023	3,148,931
423,000	Sealed Air Corp.(b)	5.250	04/01/2023	437,276

				8,236,407

	Pharmaceuticals—4.6%
1,224,000	Bausch Health Cos., Inc.(b)	5.500	03/01/2023	1,222,470
3,369,000	Bausch Health Cos., Inc.(b)	5.875	05/15/2023	3,364,789
1,600,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(b)	6.000	07/15/2023	1,334,000
723,000	Endo Finance LLC/Endo Finco, Inc.(b)	5.375	01/15/2023	599,638
652,000	Horizon Pharma USA, Inc.	6.625	05/01/2023	674,820

				7,195,717

	Pipelines—3.1%
816,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.250	04/01/2023	841,720
488,000	DCP Midstream Operating LP	3.875	03/15/2023	485,560
1,000,000	Energy Transfer LP	4.250	03/15/2023	1,015,200
423,000	Genesis Energy LP/Genesis Energy Finance Corp.(a)	6.000	05/15/2023	425,111
423,000	PBF Logistics LP/PBF Logistics Finance Corp.	6.875	05/15/2023	432,644
362,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	11/15/2023	340,280
719,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.250	05/01/2023	730,677
620,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250	11/15/2023	613,800

				4,884,992

	Real Estate—0.5%
834,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)(b)	4.875	06/01/2023	758,940

	REITs—2.1%
600,000	CBL & Associates LP(a)	5.250	12/01/2023	492,000
522,000	CoreCivic, Inc.	4.625	05/01/2023	503,730
506,000	GEO Group, Inc. (The)	5.125	04/01/2023	482,597
400,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2023	404,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	REITs (continued)
$562,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(b)	6.000%	04/15/2023	$524,065
1,020,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.250	10/15/2023	889,950

				3,296,342

	Retail—3.3%
378,000	Beacon Roofing Supply, Inc.	6.375	10/01/2023	392,175
423,000	Brinker International, Inc.	3.875	05/15/2023	402,907
219,000	Ferrellgas LP/Ferrellgas Finance Corp.(a)	6.750	06/15/2023	197,100
449,000	Group 1 Automotive, Inc.(b)	5.250	12/15/2023	450,123
833,000	JC Penney Corp., Inc.(a)(b)	5.875	07/01/2023	716,380
500,000	KGA Escrow LLC(b)	7.500	08/15/2023	506,250
618,000	L Brands, Inc.(a)	5.625	10/15/2023	616,455
651,000	Party City Holdings, Inc.(b)	6.125	08/15/2023	661,579
344,000	Sally Holdings LLC/Sally Capital, Inc.	5.500	11/01/2023	348,730
580,000	Sonic Automotive, Inc.	5.000	05/15/2023	551,000
219,000	Yum! Brands, Inc.(a)	3.875	11/01/2023	215,715

				5,058,414

	Software—2.9%
617,000	First Data Corp.(b)	5.375	08/15/2023	632,814
616,000	Informatica LLC(b)	7.125	07/15/2023	626,854
230,000	IQVIA, Inc.(b)	4.875	05/15/2023	234,600
1,224,000	Open Text Corp. (Canada)(b)	5.625	01/15/2023	1,262,250
621,000	Riverbed Technology, Inc.(b)	8.875	03/01/2023	433,148
615,000	Sophia LP/Sophia Finance, Inc.(b)	9.000	09/30/2023	638,062
702,000	Veritas US, Inc./Veritas Bermuda Ltd.(b)	7.500	02/01/2023	670,410

				4,498,138

	Storage/Warehousing—0.4%
600,000	Algeco Global Finance PLC (United Kingdom)(b)	8.000	02/15/2023	601,500

	Telecommunications—6.6%
816,000	CenturyLink, Inc., Series W(a)	6.750	12/01/2023	849,407
1,623,000	Intelsat Jackson Holdings SA (Luxembourg)	5.500	08/01/2023	1,489,102
1,325,000	Level 3 Financing, Inc.	5.625	02/01/2023	1,338,250
717,000	Level 3 Financing, Inc.	5.125	05/01/2023	724,235
423,000	Plantronics, Inc.(b)	5.500	05/31/2023	422,471
5,109,000	Sprint Corp.	7.875	09/15/2023	5,480,731

				10,304,196

	Transportation—1.0%
617,000	Kenan Advantage Group, Inc. (The)(b)	7.875	07/31/2023	603,506
443,000	Watco Cos. LLC/Watco Finance Corp.(b)	6.375	04/01/2023	446,323
569,000	XPO Logistics, Inc.(b)	6.125	09/01/2023	569,711

				1,619,540

	Total Corporate Bonds (Cost $152,525,816)			151,872,937

Number of Shares
	Money Market Fund—0.6%
923,229	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(d) (Cost $923,229)			923,229

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 153,449,045)—98.3%			152,796,166

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) (continued)

February 28, 2019

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—9.6%
14,924,132	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(d)(e) (Cost $14,924,132)	$14,924,132

	Total Investments in Securities (Cost $168,373,177)—107.9%	167,720,298

	Other assets less liabilities—(7.9)%	(12,343,737)

	Net Assets—100.0%	$155,376,561

Investment Abbreviations:

GMTN—Global Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $67,781,202, which represented 43.62% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Communications	19.2
Consumer, Non-cyclical	18.6
Consumer, Cyclical	13.3
Industrial	12.9
Energy	10.2
Technology	9.0
Financials	7.7
Basic Materials	5.0
Utilities	2.0
Diversified	0.4
Money Market Funds Plus Other Assets Less Liabilities	1.7

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.3%
	Advertising—0.5%
$116,000	Lamar Media Corp.	5.375%	01/15/2024	$119,770
260,000	MDC Partners, Inc.(a)(b)	6.500	05/01/2024	226,525

				346,295

	Aerospace/Defense—2.0%
500,000	Bombardier, Inc. (Canada)(a)(b)	7.500	12/01/2024	510,000
769,000	TransDigm, Inc.	6.500	07/15/2024	778,612

				1,288,612

	Airlines—0.4%
259,000	United Continental Holdings, Inc.	5.000	02/01/2024	261,590

	Apparel—0.7%
452,000	Hanesbrands, Inc.(a)	4.625	05/15/2024	453,763

	Auto Manufacturers—0.6%
387,000	Allison Transmission, Inc.(a)	5.000	10/01/2024	390,870

	Auto Parts & Equipment—1.0%
297,000	Dana, Inc.	5.500	12/15/2024	295,886
113,000	Tenneco, Inc.	5.375	12/15/2024	104,666
203,000	Tupy Overseas SA (Brazil)(a)	6.625	07/17/2024	211,630

				612,182

	Banks—0.4%
250,000	Freedom Mortgage Corp.(a)	8.125	11/15/2024	235,625

	Building Materials—1.8%
514,000	Builders FirstSource, Inc.(a)	5.625	09/01/2024	503,720
258,000	Louisiana-Pacific Corp.(b)	4.875	09/15/2024	254,775
384,000	US Concrete, Inc.	6.375	06/01/2024	380,160

				1,138,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Chemicals—2.3%
$450,000	Axalta Coating Systems LLC(a)	4.875%	08/15/2024	$448,875
300,000	INEOS Group Holdings SA (Luxembourg)(a)	5.625	08/01/2024	292,125
259,000	Rayonier AM Products, Inc.(a)(b)	5.500	06/01/2024	240,222
208,000	Versum Materials, Inc.(a)	5.500	09/30/2024	216,840
263,000	WR Grace & Co.-Conn(a)	5.625	10/01/2024	274,835

				1,472,897

	Coal—0.4%
250,000	Warrior Met Coal, Inc.(a)	8.000	11/01/2024	257,656

	Commercial Services—2.6%
258,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)	6.375	04/01/2024	264,450
135,000	Hertz Corp. (The)(a)	5.500	10/15/2024	115,425
159,000	R.R. Donnelley & Sons Co.	6.000	04/01/2024	160,590
376,000	Service Corp. International	5.375	05/15/2024	385,400
514,000	ServiceMaster Co. LLC (The)(a)	5.125	11/15/2024	517,855
207,000	United Rentals North America, Inc.	5.750	11/15/2024	213,986

				1,657,706

	Distribution/Wholesale—0.4%
258,000	Performance Food Group, Inc.(a)	5.500	06/01/2024	259,613

	Diversified Financial Services—2.5%
577,000	Ally Financial, Inc.	5.125	09/30/2024	607,293
150,000	Enova International, Inc.(a)	8.500	09/01/2024	144,375
200,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp.(a)	7.250	08/15/2024	195,500
387,000	Navient Corp., MTN	6.125	03/25/2024	379,260
259,000	Navient Corp.	5.875	10/25/2024	249,611

				1,576,039

	Electric—1.6%
238,000	Calpine Corp.(a)	5.875	01/15/2024	243,355
514,000	Calpine Corp.(b)	5.500	02/01/2024	496,652
259,000	Clearway Energy Operating LLC	5.375	08/15/2024	255,115

				995,122

	Electrical Components & Equipment—0.4%
258,000	WESCO Distribution, Inc.	5.375	06/15/2024	259,613

	Electronics—0.6%
387,000	Sensata Technologies BV(a)	5.625	11/01/2024	407,801

	Energy-Alternate Sources—0.4%
235,000	Pattern Energy Group, Inc.(a)	5.875	02/01/2024	240,494

	Engineering & Construction—0.9%
577,000	AECOM	5.875	10/15/2024	604,148

	Entertainment—2.4%
295,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375	06/01/2024	301,637
127,000	Gateway Casinos & Entertainment Ltd. (Canada)(a)	8.250	03/01/2024	132,715
322,000	Live Nation Entertainment, Inc.(a)	4.875	11/01/2024	320,390
259,000	Mohegan Gaming & Entertainment(a)(b)	7.875	10/15/2024	255,115
552,000	Six Flags Entertainment Corp.(a)	4.875	07/31/2024	545,100

				1,554,957

	Environmental Control—0.8%
258,000	Advanced Disposal Services, Inc.(a)	5.625	11/15/2024	261,870
258,000	Covanta Holding Corp.	5.875	03/01/2024	264,127

				525,997

	Food—4.0%
417,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC	6.625	06/15/2024	419,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Food (continued)
$200,000	JBS Investments GmbH(a)(b)	7.250%	04/03/2024	$207,352
514,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	5.875	07/15/2024	530,319
400,000	Lamb Weston Holdings, Inc.(a)	4.625	11/01/2024	403,000
300,000	Simmons Foods, Inc.(a)	5.750	11/01/2024	249,000
407,000	TreeHouse Foods, Inc.(a)	6.000	02/15/2024	420,736
345,000	US Foods, Inc.(a)	5.875	06/15/2024	351,469

				2,580,961

	Food Service—0.9%
577,000	Aramark Services, Inc.	5.125	01/15/2024	591,425

	Gas—0.4%
258,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.625	05/20/2024	261,870

	Healthcare-Products—1.3%
800,000	Avantor, Inc.(a)	6.000	10/01/2024	818,500
19,000	Teleflex, Inc.	5.250	06/15/2024	19,499

				837,999

	Healthcare-Services—7.8%
258,000	Acadia Healthcare Co., Inc.	6.500	03/01/2024	258,000
452,000	Centene Corp.	6.125	02/15/2024	473,753
500,000	CHS/Community Health Systems, Inc.(a)	8.625	01/15/2024	516,250
769,000	DaVita, Inc.	5.125	07/15/2024	763,233
769,000	Encompass Health Corp.	5.750	11/01/2024	779,804
1,029,000	MPH Acquisition Holdings LLC(a)	7.125	06/01/2024	1,036,069
1,156,000	Tenet Healthcare Corp.	4.625	07/15/2024	1,157,445

				4,984,554

	Holding Companies-Diversified—0.4%
300,000	Stena AB (Sweden)(a)(b)	7.000	02/01/2024	282,000

	Home Builders—0.7%
200,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.625	03/01/2024	198,500
258,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	253,566

				452,066

	Household Products/Wares—0.8%
200,000	ACCO Brands Corp.(a)	5.250	12/15/2024	197,000
259,000	Prestige Brands, Inc.(a)(b)	6.375	03/01/2024	261,590
57,000	Spectrum Brands, Inc.	6.125	12/15/2024	56,430

				515,020

	Insurance—0.3%
249,000	Genworth Holdings, Inc.	4.800	02/15/2024	206,670

	Internet—1.0%
157,000	EIG Investors Corp.	10.875	02/01/2024	168,383
199,000	Match Group, Inc.	6.375	06/01/2024	210,691
258,000	Netflix, Inc.	5.750	03/01/2024	274,891

				653,965

	Iron/Steel—0.4%
225,000	Steel Dynamics, Inc.	5.500	10/01/2024	231,750

	Lodging—1.5%
257,000	Diamond Resorts International, Inc.(a)(b)	10.750	09/01/2024	245,435
514,000	Hilton Domestic Operating Co., Inc.	4.250	09/01/2024	508,217
200,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	6.125	12/01/2024	207,500

				961,152

	Machinery-Construction & Mining—0.6%
387,000	Vertiv Group Corp.(a)	9.250	10/15/2024	388,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Machinery-Diversified—0.9%
$327,000	Cloud Crane LLC(a)	10.125%	08/01/2024	$349,072
258,000	SPX FLOW, Inc.(a)	5.625	08/15/2024	259,290

				608,362

	Media—10.8%
200,000	Altice Finco SA (Luxembourg)(a)	8.125	01/15/2024	203,000
650,000	Altice France SA (France)(a)	6.250	05/15/2024	652,438
707,000	AMC Networks, Inc.	5.000	04/01/2024	703,246
614,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.750	01/15/2024	630,501
1,010,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.875	04/01/2024	1,054,187
260,000	Cengage Learning, Inc.(a)	9.500	06/15/2024	218,400
387,000	CSC Holdings LLC	5.250	06/01/2024	387,836
1,029,000	DISH DBS Corp.	5.875	11/15/2024	870,483
332,000	Gray Television, Inc.(a)	5.125	10/15/2024	331,585
259,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(a)	7.875	05/15/2024	209,466
417,000	Nexstar Broadcasting, Inc.(a)	5.625	08/01/2024	414,915
259,000	Sinclair Television Group, Inc.(a)	5.625	08/01/2024	261,914
321,000	TEGNA, Inc.(a)	5.500	09/15/2024	318,592
258,000	Videotron Ltd. (Canada)(a)	5.375	06/15/2024	269,339
400,000	Virgin Media Finance PLC (United Kingdom)(a)	6.000	10/15/2024	412,000

				6,937,902

	Metal Fabricate/Hardware—1.0%
642,000	Novelis Corp.(a)	6.250	08/15/2024	648,420

	Mining—2.3%
330,000	Alcoa Nederland Holding BV(a)	6.750	09/30/2024	350,212
259,000	Coeur Mining, Inc.	5.875	06/01/2024	250,906
300,000	Constellium NV(a)	5.750	05/15/2024	295,380
387,000	Freeport-McMoRan, Inc.(b)	4.550	11/14/2024	384,098
193,000	Kaiser Aluminum Corp.	5.875	05/15/2024	197,825

				1,478,421

	Miscellaneous Manufacturing—0.6%
108,000	Amsted Industries, Inc.(a)	5.375	09/15/2024	106,380
300,000	FXI Holdings, Inc.(a)	7.875	11/01/2024	288,000

				394,380

	Office/Business Equipment—0.5%
322,000	CDW LLC/CDW Finance Corp.	5.500	12/01/2024	337,295

	Oil & Gas—5.0%
259,000	Baytex Energy Corp. (Canada)(a)	5.625	06/01/2024	233,747
497,000	Callon Petroleum Co.	6.125	10/01/2024	503,212
363,000	Ensco PLC(b)	4.500	10/01/2024	282,668
258,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)(b)	8.000	11/29/2024	183,180
514,000	Gulfport Energy Corp.	6.000	10/15/2024	469,025
250,000	Hilcorp Energy I LP/Hilcorp Finance Co.(a)	5.000	12/01/2024	241,563
500,000	MEG Energy Corp. (Canada)(a)	7.000	03/31/2024	460,000
258,000	Parsley Energy LLC/Parsley Finance Corp.(a)	6.250	06/01/2024	265,095
260,000	Rowan Cos., Inc.	4.750	01/15/2024	210,600
135,000	SM Energy Co.	5.000	01/15/2024	127,744
258,000	WPX Energy, Inc.	5.250	09/15/2024	258,323

				3,235,157

	Oil & Gas Services—1.1%
600,000	McDermott Technology Americas, Inc./McDermott Technology US, Inc.(a)	10.625	05/01/2024	500,250
250,000	Oceaneering International, Inc.	4.650	11/15/2024	232,188

				732,438

	Packaging & Containers—3.2%
650,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	7.250	05/15/2024	677,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

113

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Packaging & Containers (continued)
$719,000	BWAY Holding Co.(a)	5.500%	04/15/2024	$709,797
369,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA(a)	7.000	07/15/2024	377,994
258,000	Sealed Air Corp.(a)	5.125	12/01/2024	266,659

				2,031,880

	Pharmaceuticals—2.1%
891,000	Bausch Health Cos., Inc.(a)	7.000	03/15/2024	941,119
200,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)	5.875	10/15/2024	201,000
200,000	Horizon Pharma USA, Inc.(a)	8.750	11/01/2024	217,000

				1,359,119

	Pipelines—3.3%
700,000	Cheniere Corpus Christi Holdings LLC	7.000	06/30/2024	777,000
769,000	Energy Transfer LP	5.875	01/15/2024	826,675
259,000	Genesis Energy LP/Genesis Energy Finance Corp.	5.625	06/15/2024	242,168
250,000	Holly Energy Partners LP/Holly Energy Finance Corp.(a)	6.000	08/01/2024	257,500

				2,103,343

	Private Equity—0.4%
258,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.750	02/01/2024	271,223

	Real Estate—1.2%
769,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	755,543

	REITs—3.0%
259,000	GEO Group, Inc. (The)	5.875	10/15/2024	246,697
514,000	Iron Mountain, Inc.	5.750	08/15/2024	516,409
642,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.	5.625	05/01/2024	665,273
259,000	SBA Communications Corp.	4.875	09/01/2024	259,648
259,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(a)	7.125	12/15/2024	216,265

				1,904,292

	Retail—4.3%
769,000	1011778 BC ULC/New Red Finance, Inc. (Canada)(a)	4.250	05/15/2024	750,736
387,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	394,740
156,000	FirstCash, Inc.(a)	5.375	06/01/2024	158,777
700,000	Golden Nugget, Inc.(a)	6.750	10/15/2024	705,250
258,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)	5.000	06/01/2024	261,418
206,000	Penske Automotive Group, Inc.	5.375	12/01/2024	205,423
259,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.500	06/01/2024	257,058

				2,733,402

	Software—8.5%
387,000	Camelot Finance SA(a)	7.875	10/15/2024	405,967
263,000	CDK Global, Inc.	5.000	10/15/2024	267,602
155,000	Donnelley Financial Solutions, Inc.	8.250	10/15/2024	154,806
904,000	First Data Corp.(a)	5.000	01/15/2024	928,304
1,286,000	First Data Corp.(a)	5.750	01/15/2024	1,328,695
257,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC(a)	10.000	11/30/2024	281,415
504,000	MSCI, Inc.(a)	5.250	11/15/2024	519,120
202,000	Nuance Communications, Inc.	6.000	07/01/2024	209,323
322,000	PTC, Inc.(b)	6.000	05/15/2024	337,649
769,000	Rackspace Hosting, Inc.(a)	8.625	11/15/2024	674,798
401,000	Veritas US, Inc./Veritas Bermuda Ltd.(a)	10.500	02/01/2024	340,465

				5,448,144

	Storage/Warehousing—0.4%
258,000	Mobile Mini, Inc.	5.875	07/01/2024	261,870

	Telecommunications—6.9%
577,000	CenturyLink, Inc., Series Y(b)	7.500	04/01/2024	611,800
259,000	Cincinnati Bell, Inc.(a)(b)	7.000	07/15/2024	235,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Telecommunications (continued)
$306,000	CommScope, Inc.(a)	5.500%	06/15/2024	$294,907
259,000	GTT Communications, Inc.(a)(b)	7.875	12/31/2024	224,682
400,000	Inmarsat Finance PLC (United Kingdom)(a)	6.500	10/01/2024	399,000
527,000	Level 3 Financing, Inc.(b)	5.375	01/15/2024	530,953
1,443,000	Sprint Corp.	7.125	06/15/2024	1,489,898
590,000	T-Mobile USA, Inc.	6.000	04/15/2024	614,338

				4,401,268

	Total Corporate Bonds (Cost $63,850,008)			63,130,461

Number of Shares
	Money Market Fund—0.1%
77,055	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $77,055)			77,055

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 63,927,063)—98.4%			63,207,516

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.1%
3,877,898	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $3,877,898)			3,877,898

	Total Investments in Securities (Cost $67,804,961)—104.5%			67,085,414

	Other assets less liabilities—(4.5)%			(2,887,122)

	Net Assets—100.0%			$64,198,292

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $34,173,312, which represented 53.23% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Consumer, Non-cyclical	20.8
Consumer, Cyclical	17.3
Communications	13.9
Energy	13.7
Financials	10.6
Industrial	8.9
Basic Materials	6.3
Utilities	2.2
Technology	2.1
Money Market Funds Plus Other Assets Less Liabilities	4.2

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—95.8%
	Advertising—0.1%
$50,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875%	03/15/2025	$51,390

	Aerospace/Defense—1.8%
361,000	Bombardier, Inc. (Canada)(a)(b)	7.500	03/15/2025	365,512
100,000	Kratos Defense & Security Solutions, Inc.(a)	6.500	11/30/2025	103,875
286,000	TransDigm, Inc.	6.500	05/15/2025	286,000
100,000	Triumph Group, Inc.	7.750	08/15/2025	95,250

				850,637

	Agriculture—0.3%
174,000	Vector Group Ltd.(a)	6.125	02/01/2025	154,860

	Apparel—0.4%
196,000	Levi Strauss & Co.	5.000	05/01/2025	200,900

	Auto Manufacturers—1.6%
318,000	Navistar International Corp.(a)	6.625	11/01/2025	329,458
400,000	Tesla, Inc.(a)(b)	5.300	08/15/2025	357,500
100,000	Wabash National Corp.(a)	5.500	10/01/2025	92,750

				779,708

	Auto Parts & Equipment—0.6%
144,000	American Axle & Manufacturing, Inc.(b)	6.250	04/01/2025	144,194
144,000	Dana Financing Luxembourg Sarl(a)	5.750	04/15/2025	144,000

				288,194

	Banks—0.5%
100,000	CIT Group, Inc.	5.250	03/07/2025	105,000
150,000	Freedom Mortgage Corp.(a)	8.250	04/15/2025	141,750

				246,750

	Beverages—0.4%
194,000	Cott Holdings, Inc. (Canada)(a)	5.500	04/01/2025	192,302

	Building Materials—0.7%
100,000	JELD-WEN, Inc.(a)	4.625	12/15/2025	94,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Building Materials (continued)
$100,000	Summit Materials LLC/Summit Materials Finance Corp.(a)	5.125%	06/01/2025	$95,750
161,000	USG Corp.(a)	5.500	03/01/2025	163,214

				353,339

	Chemicals—3.9%
200,000	Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom)(a)	6.250	02/01/2025	192,500
287,000	Chemours Co. (The)	7.000	05/15/2025	299,915
206,000	Consolidated Energy Finance SA (Switzerland)(a)	6.875	06/15/2025	201,880
200,000	Element Solutions, Inc.(a)	5.875	12/01/2025	203,376
96,000	Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)	7.000	04/15/2025	97,560
100,000	PQ Corp.(a)	5.750	12/15/2025	97,313
149,000	Rain CII Carbon LLC/CII Carbon Corp.(a)	7.250	04/01/2025	129,630
200,000	SPCM SA (France)(a)	4.875	09/15/2025	197,000
100,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(a)	5.375	09/01/2025	94,500
150,000	Tronox Finance PLC(a)	5.750	10/01/2025	140,062
100,000	Valvoline, Inc.	4.375	08/15/2025	95,000
111,000	Venator Finance Sarl/Venator Materials LLC(a)	5.750	07/15/2025	98,235

				1,846,971

	Coal—0.7%
111,000	Peabody Energy Corp.(a)	6.375	03/31/2025	109,557
214,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.(a)	7.500	06/15/2025	218,280

				327,837

	Commercial Services—4.6%
54,000	Aptim Corp.(a)(b)	7.750	06/15/2025	42,727
144,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)	5.250	03/15/2025	137,340
193,000	Garda World Security Corp. (Canada)(a)	8.750	05/15/2025	185,762
250,000	Gartner, Inc.(a)	5.125	04/01/2025	252,500
244,000	Laureate Education, Inc.(a)	8.250	05/01/2025	264,740
100,000	Matthews International Corp.(a)	5.250	12/01/2025	97,000
150,000	Nielsen Co. Luxembourg Sarl (The)(a)	5.000	02/01/2025	148,875
144,000	Ritchie Bros Auctioneers, Inc. (Canada)(a)	5.375	01/15/2025	147,240
150,000	Sotheby’s(a)	4.875	12/15/2025	145,500
287,000	Team Health Holdings, Inc.(a)	6.375	02/01/2025	230,318
275,000	United Rentals North America, Inc.	5.500	07/15/2025	281,875
200,000	United Rentals North America, Inc.	4.625	10/15/2025	195,000
87,000	Weight Watchers International, Inc.(a)	8.625	12/01/2025	81,019

				2,209,896

	Computers—0.9%
100,000	Booz Allen Hamilton, Inc.(a)	5.125	05/01/2025	100,750
99,000	GCI LLC	6.875	04/15/2025	101,475
300,000	West Corp.(a)	8.500	10/15/2025	249,750

				451,975

	Cosmetics/Personal Care—0.2%
100,000	First Quality Finance Co., Inc.(a)	5.000	07/01/2025	98,000

	Distribution/Wholesale—1.2%
100,000	Core & Main LP(a)	6.125	08/15/2025	96,750
200,000	H&E Equipment Services, Inc.	5.625	09/01/2025	198,750
287,000	KAR Auction Services, Inc.(a)	5.125	06/01/2025	280,542

				576,042

	Diversified Financial Services—5.2%
111,000	Ally Financial, Inc.	4.625	03/30/2025	113,464
294,000	Ally Financial, Inc.(b)	5.750	11/20/2025	312,743
200,000	Curo Group Holdings Corp.(a)	8.250	09/01/2025	171,846
150,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.250	10/01/2025	141,375
244,000	LPL Holdings, Inc.(a)	5.750	09/15/2025	247,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services (continued)
$144,000	Navient Corp.	6.750%	06/25/2025	$141,300
144,000	NFP Corp.(a)	6.875	07/15/2025	138,240
427,000	Quicken Loans, Inc.(a)	5.750	05/01/2025	423,584
300,000	Springleaf Finance Corp.	6.875	03/15/2025	307,875
287,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(a)	6.750	06/01/2025	291,305
200,000	Vantiv LLC/Vantiv Issuer Corp.(a)	4.375	11/15/2025	193,750

				2,482,837

	Electric—1.7%
99,000	AES Corp. (The)	5.500	04/15/2025	102,341
387,000	Calpine Corp.	5.750	01/15/2025	371,520
76,199	NSG Holdings LLC/NSG Holdings, Inc.(a)	7.750	12/15/2025	81,914
287,000	Talen Energy Supply LLC(b)	6.500	06/01/2025	257,152

				812,927

	Electrical Components & Equipment—0.4%
212,000	Energizer Holdings, Inc.(a)	5.500	06/15/2025	207,760

	Electronics—0.3%
144,000	Sensata Technologies BV(a)	5.000	10/01/2025	146,160

	Energy-Alternate Sources—0.1%
55,000	TerraForm Power Operating LLC(a)(c)	6.625	06/15/2025	57,956

	Engineering & Construction—0.9%
286,000	Brand Industrial Services, Inc.(a)	8.500	07/15/2025	259,545
159,000	Tutor Perini Corp.(a)(b)	6.875	05/01/2025	159,397

				418,942

	Entertainment—3.4%
144,000	AMC Entertainment Holdings, Inc.	5.750	06/15/2025	133,380
500,000	Caesars Resort Collection LLC/CRC Finco, Inc.(a)	5.250	10/15/2025	475,625
286,000	Eldorado Resorts, Inc.	6.000	04/01/2025	292,464
400,000	International Game Technology PLC(a)(b)	6.500	02/15/2025	427,500
300,000	Scientific Games International, Inc.(a)	5.000	10/15/2025	291,375

				1,620,344

	Environmental Control—0.2%
100,000	Covanta Holding Corp.	5.875	07/01/2025	100,125

	Food—2.5%
287,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC	5.750	03/15/2025	274,085
244,000	B&G Foods, Inc.(b)	5.250	04/01/2025	233,935
216,000	Chobani LLC/Chobani Finance Corp., Inc.(a)(b)	7.500	04/15/2025	188,240
100,000	Clearwater Seafoods, Inc. (Canada)(a)	6.875	05/01/2025	97,625
113,000	Dole Food Co., Inc.(a)	7.250	06/15/2025	101,135
287,000	Post Holdings, Inc.(a)	5.500	03/01/2025	288,794

				1,183,814

	Food Service—0.3%
117,000	Aramark Services, Inc.(a)	5.000	04/01/2025	119,340

	Forest Products & Paper—0.2%
100,000	Smurfit Kappa Treasury Funding DAC (Ireland)	7.500	11/20/2025	114,500

	Gas—0.5%
144,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.500	05/20/2025	143,280
100,000	NGL Energy Partners LP/NGL Energy Finance Corp.	6.125	03/01/2025	94,750

				238,030

	Healthcare-Products—2.2%
550,000	Avantor, Inc.(a)	9.000	10/01/2025	590,563
100,000	Hill-Rom Holdings, Inc.(a)	5.000	02/15/2025	100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Products (continued)
$200,000	Hologic, Inc.(a)	4.375%	10/15/2025	$197,500
187,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)	5.500	04/15/2025	153,282

				1,041,345

	Healthcare-Services—6.1%
344,000	Centene Corp.	4.750	01/15/2025	347,440
407,000	DaVita, Inc.	5.000	05/01/2025	394,281
114,000	Encompass Health Corp.	5.750	09/15/2025	115,710
646,000	HCA, Inc.	5.375	02/01/2025	671,640
100,000	HCA, Inc.	7.690	06/15/2025	114,504
100,000	Molina Healthcare, Inc.(a)	4.875	06/15/2025	98,875
144,000	Surgery Center Holdings, Inc.(a)(b)	6.750	07/01/2025	131,760
387,000	Tenet Healthcare Corp.	5.125	05/01/2025	384,581
150,000	Tenet Healthcare Corp.(b)	7.000	08/01/2025	150,938
313,000	WellCare Health Plans, Inc.	5.250	04/01/2025	320,731
200,000	West Street Merger Sub, Inc.(a)	6.375	09/01/2025	187,500

				2,917,960

	Home Builders—1.3%
100,000	Brookfield Residential Properties, Inc. (Canada)(a)	6.375	05/15/2025	95,511
100,000	Century Communities, Inc.	5.875	07/15/2025	93,250
100,000	Mattamy Group Corp. (Canada)(a)	6.500	10/01/2025	96,594
100,000	Meritage Homes Corp.(b)	6.000	06/01/2025	103,250
135,000	Shea Homes LP/Shea Homes Funding Corp.(a)	6.125	04/01/2025	128,250
100,000	William Lyon Homes, Inc.	5.875	01/31/2025	90,500

				607,355

	Household Products/Wares—0.5%
247,000	Spectrum Brands, Inc.	5.750	07/15/2025	242,986

	Housewares—0.2%
100,000	American Greetings Corp.(a)	8.750	04/15/2025	91,000

	Insurance—1.2%
200,000	Acrisure LLC/Acrisure Finance, Inc.(a)	7.000	11/15/2025	177,616
144,000	AssuredPartners, Inc.(a)	7.000	08/15/2025	137,520
100,000	Fidelity & Guaranty Life Holdings, Inc.(a)	5.500	05/01/2025	98,875
144,000	USIS Merger Sub, Inc.(a)	6.875	05/01/2025	140,400

				554,411

	Internet—1.3%
244,000	Netflix, Inc.	5.875	02/15/2025	259,250
346,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	344,703

				603,953

	Iron/Steel—1.4%
169,000	Big River Steel LLC/BRS Finance Corp.(a)	7.250	09/01/2025	175,549
287,000	Cleveland-Cliffs, Inc.	5.750	03/01/2025	281,260
200,000	United States Steel Corp.(b)	6.875	08/15/2025	198,000

				654,809

	Leisure Time—0.3%
150,000	Constellation Merger Sub, Inc.(a)(b)	8.500	09/15/2025	144,375

	Lodging—3.0%
340,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	339,150
200,000	MGM Resorts International	5.750	06/15/2025	204,500
200,000	Station Casinos LLC(a)	5.000	10/01/2025	194,750
144,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)	5.875	05/15/2025	142,560
100,000	Wyndham Destinations, Inc.	6.350	10/01/2025	104,250
436,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)	5.500	03/01/2025	435,586

				1,420,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Machinery-Construction & Mining—0.3%
$144,000	Terex Corp.(a)	5.625%	02/01/2025	$140,220

	Machinery-Diversified—0.4%
100,000	RBS Global, Inc./Rexnord LLC(a)	4.875	12/15/2025	98,500
100,000	Tennant Co.(b)	5.625	05/01/2025	99,875

				198,375

	Media—6.2%
100,000	Altice Finco SA, MTN (Luxembourg)(a)	7.625	02/15/2025	89,875
460,000	Altice Luxembourg SA (Luxembourg)(a)	7.625	02/15/2025	410,262
150,000	AMC Networks, Inc.	4.750	08/01/2025	146,109
232,000	Block Communications, Inc.(a)	6.875	02/15/2025	240,700
341,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.375	05/01/2025	349,951
309,000	CSC Holdings LLC(a)	6.625	10/15/2025	326,768
100,000	EW Scripps Co. (The)(a)	5.125	05/15/2025	96,500
100,000	Radiate Holdco LLC/Radiate Finance, Inc.(a)	6.625	02/15/2025	94,500
297,000	Sirius XM Radio, Inc.(a)	5.375	04/15/2025	303,775
250,000	Unitymedia GmbH (Germany)(a)	6.125	01/15/2025	260,000
200,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)(a)(b)	5.000	01/15/2025	205,750
287,000	Univision Communications, Inc.(a)	5.125	02/15/2025	251,843
200,000	Ziggo Bond Co. BV (Netherlands)(a)	5.875	01/15/2025	194,940

				2,970,973

	Mining—0.9%
120,000	Constellium NV(a)	6.625	03/01/2025	121,200
175,000	Hudbay Minerals, Inc. (Canada)(a)	7.625	01/15/2025	182,437
111,000	IAMGOLD Corp. (Canada)(a)	7.000	04/15/2025	111,000

				414,637

	Miscellaneous Manufacturing—0.3%
173,000	Koppers, Inc.(a)	6.000	02/15/2025	152,240

	Office/Business Equipment—0.3%
144,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2025	145,440

	Oil & Gas—8.8%
200,000	Aker BP ASA (Norway)(a)	5.875	03/31/2025	206,030
200,000	Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.	6.875	02/01/2025	203,750
49,000	Carrizo Oil & Gas, Inc.	8.250	07/15/2025	51,450
286,000	Chesapeake Energy Corp.(b)	8.000	01/15/2025	292,077
200,000	Covey Park Energy LLC/Covey Park Finance Corp.(a)	7.500	05/15/2025	187,000
300,000	CrownRock LP/CrownRock Finance, Inc.(a)	5.625	10/15/2025	291,750
100,000	Diamond Offshore Drilling, Inc.(b)	7.875	08/15/2025	95,000
144,000	Ensco PLC	5.200	03/15/2025	111,240
287,000	Gulfport Energy Corp.	6.375	05/15/2025	257,941
287,000	Halcon Resources Corp.	6.750	02/15/2025	215,968
81,000	HighPoint Operating Corp.	8.750	06/15/2025	78,975
150,000	Hilcorp Energy I LP/Hilcorp Finance Co.(a)	5.750	10/01/2025	149,813
144,000	MEG Energy Corp. (Canada)(a)	6.500	01/15/2025	142,020
200,000	Neptune Energy Bondco PLC (United Kingdom)(a)	6.625	05/15/2025	197,300
144,000	Parsley Energy LLC/Parsley Finance Corp.(a)	5.375	01/15/2025	145,080
150,000	Parsley Energy LLC/Parsley Finance Corp.(a)	5.250	08/15/2025	149,205
286,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	294,723
144,000	Range Resources Corp.	4.875	05/15/2025	132,615
144,000	Rowan Cos., Inc.(b)	7.375	06/15/2025	125,280
150,000	Seven Generations Energy Ltd. (Canada)(a)	5.375	09/30/2025	144,938
144,000	SM Energy Co.	5.625	06/01/2025	135,360
479,000	Southwestern Energy Co.	6.200	01/23/2025	476,461
150,000	SRC Energy, Inc.	6.250	12/01/2025	137,250

				4,221,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas Services—0.4%
$100,000	CSI Compressco LP/CSI Compressco Finance, Inc.(a)	7.500%	04/01/2025	$97,500
100,000	Exterran Energy Solutions LP/EES Finance Corp.	8.125	05/01/2025	99,625

				197,125

	Packaging & Containers—3.6%
401,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	6.000	02/15/2025	396,990
294,000	Ball Corp.	5.250	07/01/2025	309,435
286,000	BWAY Holding Co.(a)	7.250	04/15/2025	272,415
166,000	Flex Acquisition Co., Inc.(a)	6.875	01/15/2025	157,700
150,000	Multi-Color Corp.(a)	4.875	11/01/2025	152,438
100,000	Owens-Brockway Glass Container, Inc.(a)	6.375	08/15/2025	105,500
111,000	Pactiv LLC	7.950	12/15/2025	108,641
100,000	Plastipak Holdings, Inc.(a)	6.250	10/15/2025	92,000
100,000	Sealed Air Corp.(a)(b)	5.500	09/15/2025	104,500

				1,699,619

	Pharmaceuticals—3.8%
857,000	Bausch Health Cos., Inc.(a)	6.125	04/15/2025	827,005
400,000	Bausch Health Cos., Inc.(a)	5.500	11/01/2025	405,000
400,000	Bausch Health Cos., Inc.(a)	9.000	12/15/2025	430,000
201,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)	6.000	02/01/2025	155,775

				1,817,780

	Pipelines—3.7%
427,000	Cheniere Corpus Christi Holdings LLC	5.875	03/31/2025	455,827
400,000	Cheniere Energy Partners LP	5.250	10/01/2025	406,500
144,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.750	04/01/2025	145,665
200,000	DCP Midstream Operating LP	5.375	07/15/2025	208,500
200,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.500	10/01/2025	192,500
144,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.750	04/15/2025	138,240
200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.125	02/01/2025	202,000

				1,749,232

	Private Equity—0.3%
150,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.375	12/15/2025	154,688

	Real Estate—1.5%
100,000	Five Point Operating Co. LP/Five Point Capital Corp.(a)	7.875	11/15/2025	97,125
200,000	Greystar Real Estate Partners LLC(a)	5.750	12/01/2025	201,456
274,000	Howard Hughes Corp. (The)(a)	5.375	03/15/2025	271,945
150,000	WeWork Cos., Inc.(a)	7.875	05/01/2025	140,003

				710,529

	REITs—1.9%
100,000	CTR Partnership LP/CareTrust Capital Corp.	5.250	06/01/2025	100,750
199,000	Equinix, Inc.	5.750	01/01/2025	207,955
287,000	ESH Hospitality, Inc.(a)	5.250	05/01/2025	286,282
181,000	FelCor Lodging LP	6.000	06/01/2025	188,691
150,000	Starwood Property Trust, Inc.	4.750	03/15/2025	146,295

				929,973

	Retail—4.3%
800,000	1011778 BC ULC/New Red Finance, Inc. (Canada)(a)	5.000	10/15/2025	776,500
300,000	Beacon Roofing Supply, Inc.(a)	4.875	11/01/2025	280,406
144,000	Cumberland Farms, Inc.(a)	6.750	05/01/2025	149,580
150,000	Golden Nugget, Inc.(a)	8.750	10/01/2025	154,875
100,000	Lithia Motors, Inc.(a)	5.250	08/01/2025	99,375
287,000	PetSmart, Inc.(a)	5.875	06/01/2025	229,600
144,000	Sally Holdings LLC/Sally Capital, Inc.	5.625	12/01/2025	141,660
200,000	Staples, Inc.(a)	8.500	09/15/2025	197,000

				2,028,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Software—1.4%
$287,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.(a)	5.750%	03/01/2025	$281,174
144,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.(a)	6.000	07/15/2025	148,389
206,000	MSCI, Inc.(a)	5.750	08/15/2025	215,270

				644,833

	Telecommunications—5.8%
144,000	CenturyLink, Inc.(b)	5.625	04/01/2025	137,658
443,000	CommScope Technologies LLC(a)	6.000	06/15/2025	419,742
661,000	Frontier Communications Corp.	11.000	09/15/2025	425,519
427,000	Intelsat Jackson Holdings SA (Luxembourg)(a)	9.750	07/15/2025	445,147
184,000	Level 3 Financing, Inc.	5.375	05/01/2025	184,000
100,000	Qualitytech LP/QTS Finance Corp.(a)	4.750	11/15/2025	96,875
569,000	Sprint Corp.	7.625	02/15/2025	597,450
120,000	T-Mobile USA, Inc.	5.125	04/15/2025	123,488
200,000	ViaSat, Inc.(a)	5.625	09/15/2025	196,000
150,000	Windstream Services LLC/Windstream Finance Corp.(a)(d)(e)	8.625	10/31/2025	141,375

				2,767,254

	Toys/Games/Hobbies—0.8%
400,000	Mattel, Inc.(a)	6.750	12/31/2025	394,500

	Total Corporate Bonds (Cost $45,674,689)			45,748,166

Number of Shares
	Money Market Fund—2.7%
1,287,293	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(f) (Cost $1,287,293)			1,287,293

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 46,961,982)—98.5%			47,035,459

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.4%
3,500,069	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(f)(g) (Cost $3,500,069)			3,500,069

	Total Investments in Securities (Cost $50,462,051)—105.9%			50,535,528

	Other assets less liabilities—(5.9)%			(2,793,616)

	Net Assets—100.0%			$47,741,912

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $28,264,978, which represented 59.20% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(d)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at February 28, 2019 was $141,375, which represented less than 1% of the Fund’s Net Assets.

(e)	The borrower has filed for protection in federal bankruptcy court.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Communications	25.1
Consumer, Cyclical	15.4
Energy	13.5
Industrial	9.9
Consumer, Non-cyclical	9.5
Technology	8.1
Financials	6.6
Utilities	5.1
Basic Materials	3.5
Money Market Funds Plus Other Assets Less Liabilities	3.3

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—96.7%
	Advertising—1.4%
$102,000	Lamar Media Corp.	5.750%	02/01/2026	$107,100

	Aerospace/Defense—2.6%
200,000	TransDigm, Inc.	6.375	06/15/2026	195,000

	Apparel—2.0%
100,000	Hanesbrands, Inc.(a)	4.875	05/15/2026	99,000
50,000	Wolverine World Wide, Inc.(a)	5.000	09/01/2026	48,125

				147,125

	Auto Parts & Equipment—2.5%
71,000	Dana Financing Luxembourg Sarl(a)	6.500	06/01/2026	72,775
75,000	Goodyear Tire & Rubber Co. (The)(b)	5.000	05/31/2026	71,344
50,000	Tenneco, Inc.	5.000	07/15/2026	43,000

				187,119

	Building Materials—1.0%
80,000	NCI Building Systems, Inc.(a)	8.000	04/15/2026	75,800

	Commercial Services—2.0%
48,000	United Rentals North America, Inc.	5.875	09/15/2026	49,260
100,000	Verscend Escrow Corp.(a)	9.750	08/15/2026	102,625

				151,885

	Computers—1.3%
100,000	Banff Merger Sub, Inc.(a)	9.750	09/01/2026	97,125

	Distribution/Wholesale—1.1%
80,000	American Builders & Contractors Supply Co., Inc.(a)	5.875	05/15/2026	81,600

	Diversified Financial Services—2.9%
50,000	Nationstar Mortgage Holdings, Inc.(a)	9.125	07/15/2026	51,250
100,000	Springleaf Finance Corp.	7.125	03/15/2026	101,438
60,000	Travelport Corporate Finance PLC(a)	6.000	03/15/2026	63,750

				216,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electric—4.4%
$50,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (Dominican Republic)(a)	7.950%	05/11/2026	$52,500
100,000	Calpine Corp.(a)	5.250	06/01/2026	98,375
80,000	Clearway Energy Operating LLC	5.000	09/15/2026	75,000
50,000	Talen Energy Supply LLC(a)	10.500	01/15/2026	52,000
50,000	Vistra Operations Co. LLC(a)	5.500	09/01/2026	52,000

				329,875

	Electrical Components & Equipment—0.7%
50,000	Energizer Holdings, Inc.(a)(b)	6.375	07/15/2026	50,625

	Engineering & Construction—0.7%
50,000	frontdoor, Inc.(a)	6.750	08/15/2026	50,938

	Entertainment—2.6%
100,000	AMC Entertainment Holdings, Inc.	5.875	11/15/2026	90,260
100,000	Stars Group Holdings BV/Stars Group US Co.-Borrower LLC (Canada)(a)	7.000	07/15/2026	102,500

				192,760

	Environmental Control—1.0%
80,000	Waste Pro USA, Inc.(a)	5.500	02/15/2026	78,000

	Food—1.8%
40,000	Lamb Weston Holdings, Inc.(a)	4.875	11/01/2026	40,250
100,000	Post Holdings, Inc.(a)	5.000	08/15/2026	96,625

				136,875

	Food Service—0.7%
50,000	Aramark Services, Inc.(b)	4.750	06/01/2026	49,750

	Gas—0.7%
50,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.875	08/20/2026	50,360

	Healthcare-Products—0.7%
50,000	Teleflex, Inc.	4.875	06/01/2026	50,875

	Healthcare-Services—2.8%
100,000	Centene Corp.(a)	5.375	06/01/2026	104,000
100,000	HCA, Inc.	5.875	02/15/2026	105,875

				209,875

	Home Builders—1.3%
100,000	PulteGroup, Inc.	5.500	03/01/2026	101,125

	Home Furnishings—1.3%
100,000	Tempur Sealy International, Inc.	5.500	06/15/2026	100,125

	Housewares—0.6%
50,000	Scotts Miracle-Gro Co. (The)	5.250	12/15/2026	47,875

	Insurance—1.3%
100,000	HUB International Ltd.(a)	7.000	05/01/2026	98,250

	Iron/Steel—2.0%
50,000	Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)(a)	8.750	07/15/2026	50,476
100,000	Steel Dynamics, Inc.	5.000	12/15/2026	102,000

				152,476

	Lodging—1.9%
38,000	Boyd Gaming Corp.	6.375	04/01/2026	39,757
50,000	Boyd Gaming Corp.	6.000	08/15/2026	51,469
50,000	MGM Resorts International	4.625	09/01/2026	47,750

				138,976

	Machinery-Diversified—1.6%
50,000	SPX FLOW, Inc.(a)	5.875	08/15/2026	50,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Machinery-Diversified (continued)
$80,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC (Canada)(a)	7.750%	04/15/2026	$70,200

				120,575

	Media—17.5%
200,000	Altice Financing SA (Luxembourg)(a)	7.500	05/15/2026	194,000
400,000	Altice France SA (France)(a)	7.375	05/01/2026	393,500
100,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.750	02/15/2026	103,219
100,000	DISH DBS Corp.	7.750	07/01/2026	86,750
50,000	Gray Television, Inc.(a)	5.875	07/15/2026	50,625
80,000	McClatchy Co. (The)(a)	9.000	07/15/2026	79,400
50,000	Meredith Corp.(a)	6.875	02/01/2026	51,890
50,000	Sinclair Television Group, Inc.(a)	5.875	03/15/2026	49,437
100,000	Sirius XM Radio, Inc.(a)	5.375	07/15/2026	100,625
200,000	Virgin Media Secured Finance PLC (United Kingdom)(a)	5.250	01/15/2026	200,958

				1,310,404

	Metal Fabricate/Hardware—1.3%
100,000	Novelis Corp.(a)	5.875	09/30/2026	97,750

	Mining—1.4%
100,000	Alcoa Nederland Holding BV(a)	7.000	09/30/2026	107,500

	Oil & Gas—10.8%
50,000	Comstock Resources, Inc.(a)	9.750	08/15/2026	46,594
50,000	Ensco PLC	7.750	02/01/2026	42,125
50,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	7.750	05/15/2026	44,500
100,000	Extraction Oil & Gas, Inc.(a)	5.625	02/01/2026	83,500
80,000	Indigo Natural Resources LLC(a)	6.875	02/15/2026	70,200
50,000	Jagged Peak Energy LLC(a)	5.875	05/01/2026	50,765
100,000	Moss Creek Resources Holdings, Inc.(a)	7.500	01/15/2026	90,978
60,000	Parkland Fuel Corp. (Canada)(a)	6.000	04/01/2026	59,250
80,000	PDC Energy, Inc.	5.750	05/15/2026	77,000
50,000	SM Energy Co.	6.750	09/15/2026	48,125
80,000	Southwestern Energy Co.	7.500	04/01/2026	83,400
50,000	Whiting Petroleum Corp.	6.625	01/15/2026	49,250
60,000	WPX Energy, Inc.	5.750	06/01/2026	60,600

				806,287

	Oil & Gas Services—0.7%
50,000	USA Compression Partners LP/USA Compression Finance Corp.	6.875	04/01/2026	51,125

	Packaging & Containers—1.0%
80,000	Flex Acquisition Co., Inc.(a)	7.875	07/15/2026	76,800

	Pharmaceuticals—2.1%
100,000	Bausch Health Americas, Inc.(a)	9.250	04/01/2026	108,000
50,000	HLF Financing Sarl LLC/Herbalife International, Inc.(a)	7.250	08/15/2026	51,065

				159,065

	Pipelines—2.0%
50,000	Cheniere Energy Partners LP(a)	5.625	10/01/2026	51,063
50,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.(a)	5.625	02/15/2026	50,500
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)	5.875	04/15/2026	52,250

				153,813

	REITs—2.4%
100,000	CBL & Associates LP(b)	5.950	12/15/2026	76,750
52,000	Equinix, Inc.	5.875	01/15/2026	54,600
50,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.	4.500	09/01/2026	48,166

				179,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail—1.4%
$55,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)	5.250%	06/01/2026	$56,100
50,000	Penske Automotive Group, Inc.	5.500	05/15/2026	49,248

				105,348

	Semiconductors—1.4%
60,000	Qorvo, Inc.(a)	5.500	07/15/2026	61,200
40,000	Sensata Technologies UK Financing Co. PLC(a)	6.250	02/15/2026	42,350

				103,550

	Software—5.5%
200,000	IQVIA, Inc.(a)	5.000	10/15/2026	204,250
79,000	MSCI, Inc.(a)	4.750	08/01/2026	79,198
80,000	Nuance Communications, Inc.	5.625	12/15/2026	81,800
42,000	Open Text Corp. (Canada)(a)	5.875	06/01/2026	44,292

				409,540

	Telecommunications—6.3%
100,000	Frontier Communications Corp.(a)	8.500	04/01/2026	93,250
50,000	Hughes Satellite Systems Corp.(b)	6.625	08/01/2026	49,313
50,000	Level 3 Financing, Inc.	5.250	03/15/2026	49,125
100,000	Sprint Corp.	7.625	03/01/2026	104,000
200,000	Wind Tre SpA (Italy)(a)	5.000	01/20/2026	173,460

				469,148

	Total Corporate Bonds (Cost $7,152,963)			7,248,373

Number of Shares
	Money Market Fund—1.9%
138,744	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $138,744)			138,744

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 7,291,707)—98.6%			7,387,117

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.3%
250,110	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $250,110)			250,110

	Total Investments in Securities (Cost $7,541,817)—101.9%			7,637,227

	Other assets less liabilities—(1.9)%			(143,850)

	Net Assets—100.0%			$7,493,377

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $4,757,633, which represented 63.49% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Government	40.0
Financials	22.2
Energy	18.4
Utilities	10.2
Consumer, Non-cyclical	4.0
Industrial	2.9
Communications	1.0
Money Market Fund Plus Other Assets Less Liabilities	1.3

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—66.6%
	Brazil—4.1%
$100,000	Banco Bradesco SA(a)	5.900%	01/16/2021	$103,368
100,000	Banco Bradesco SA(a)	5.900	01/16/2021	103,368
100,000	Banco do Brasil SA(a)	5.375	01/15/2021	102,750
100,000	Petrobras Global Finance BV	5.375	01/27/2021	103,168

				412,654

	China—6.9%
100,000	Alibaba Group Holding Ltd.	3.125	11/28/2021	100,066
200,000	CNOOC Finance 2011 Ltd.(a)	4.250	01/26/2021	203,332
200,000	Huarong Finance II Co. Ltd., EMTN	3.625	11/22/2021	197,600
200,000	Sinopec Group Overseas Development 2016 Ltd.(a)	2.000	09/29/2021	193,191

				694,189

	Colombia—1.0%
100,000	Bancolombia SA	5.950	06/03/2021	104,876

	India—6.1%
200,000	Bank of India, EMTN	6.250	02/16/2021	207,802
200,000	Indian Oil Corp. Ltd.	5.625	08/02/2021	209,021
200,000	Jubilant Pharma Ltd./SG	4.875	10/06/2021	199,819

				616,642

	Indonesia—4.1%
200,000	Pertamina Persero PT(a)	5.250	05/23/2021	206,651
200,000	Perusahaan Listrik Negara PT(a)	5.500	11/22/2021	208,750

				415,401

	Malaysia—1.9%
200,000	RHB Bank Bhd, EMTN	2.503	10/06/2021	195,204

	Mexico—5.1%
200,000	Comision Federal de Electricidad(a)	4.875	05/26/2021	203,752
200,000	Petroleos Mexicanos	5.500	01/21/2021	202,950
100,000	Petroleos Mexicanos	6.375	02/04/2021	103,165

				509,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Russia—6.3%
$200,000	ALFA Bank AO Via ALFA Bond Issuance PLC(a)	7.750%	04/28/2021	$211,938
200,000	ALFA Bank AO Via ALFA Bond Issuance PLC(a)	7.750	04/28/2021	211,939
200,000	Sberbank of Russia Via SB Capital SA, Series 7	5.717	06/16/2021	204,946

				628,823

	South Africa—4.0%
400,000	Eskom Holdings SOC Ltd.(a)	5.750	01/26/2021	398,194

	Supranational—8.0%
200,000	Asian Development Bank, GMTN	2.250	01/20/2021	198,750
200,000	Asian Development Bank, GMTN	1.625	03/16/2021	196,227
200,000	Black Sea Trade & Development Bank, EMTN(a)	4.875	05/06/2021	204,936
200,000	Black Sea Trade & Development Bank, MTN(a)	4.875	05/06/2021	204,936

				804,849

	Taiwan—2.9%
300,000	Foxconn Far East Ltd., EMTN	2.250	09/23/2021	290,756

	Thailand—4.1%
200,000	PTTEP Canada International Finance Ltd., EMTN(a)	5.692	04/05/2021	208,425
200,000	PTTEP Canada International Finance Ltd., MTN(a)	5.692	04/05/2021	208,424

				416,849

	Turkey—3.9%
200,000	Turkiye Vakiflar Bankasi TAO, GMTN(a)	5.500	10/27/2021	195,108
200,000	Turkiye Vakiflar Bankasi TAO, MTN(a)	5.500	10/27/2021	195,109

				390,217

	United Arab Emirates—6.2%
200,000	Abu Dhabi National Energy Co. PJSC, MTN(a)	5.875	12/13/2021	213,014
200,000	Dolphin Energy Ltd. LLC(a)	5.500	12/15/2021	210,329
200,000	EIB Sukuk Co. Ltd.	3.542	05/31/2021	199,087

				622,430

	United States—2.0%
200,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	7.250	06/01/2021	202,500

	Total Corporate Bonds (Cost $6,644,167)			6,703,451

	Sovereign Debt Obligations—32.1%
	Brazil—2.0%
200,000	Brazilian Government International Bond	4.875	01/22/2021	206,400

	Chile—3.0%
300,000	Chile Government International Bond	3.250	09/14/2021	302,280

	Colombia—3.1%
300,000	Colombia Government International Bond	4.375	07/12/2021	307,275

	Indonesia—4.1%
200,000	Indonesia Government International Bond(a)	4.875	05/05/2021	206,520
200,000	Indonesia Government International Bond(a)	4.875	05/05/2021	206,519

				413,039

	Malaysia—1.9%
200,000	Export-Import Bank of Malaysia Bhd, EMTN	2.480	10/20/2021	195,375

	Mexico—2.0%
200,000	Mexico Government International Bond, GMTN	3.500	01/21/2021	201,089

	Philippines—2.0%
200,000	Philippine Government International Bond	4.000	01/15/2021	203,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Poland—4.2%
$400,000	Republic of Poland Government International Bond	5.125%	04/21/2021	$418,906

	Turkey—5.9%
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	195,861
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	195,861
200,000	Turkey Government International Bond	5.625	03/30/2021	202,065

				593,787

	United Arab Emirates—3.9%
200,000	Abu Dhabi Government International Bond(a)	2.125	05/03/2021	196,925
200,000	Abu Dhabi Government International Bond(a)	2.125	05/03/2021	196,925

				393,850

	Total Sovereign Debt Obligations (Cost $3,209,148)			3,235,914

Number of Shares
	Money Market Fund—0.1%
12,109	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(b) (Cost $12,109)			12,109

	Total Investments in Securities (Cost $9,865,424)—98.8%			9,951,474

	Other assets less liabilities—1.2%			116,500

	Net Assets—100.0%			$10,067,974

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $5,188,625, which represented 51.54% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	33.0
Government	25.3
Energy	19.3
Communications	7.9
Basic Materials	6.0
Consumer, Non-cyclical	2.9
Utilities	1.9
Industrial	1.9
Money Market Funds Plus Other Assets Less Liabilities	1.8

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—76.7%
	Brazil—8.1%
$200,000	Banco do Brasil SA(a)	5.875%	01/26/2022	$209,000
200,000	Cielo SA/Cielo USA, Inc.(a)	3.750	11/16/2022	195,800
200,000	Itau Unibanco Holding SA, MTN(a)	5.500	08/06/2022	207,527
100,000	Petrobras Global Finance BV	6.125	01/17/2022	105,499
100,000	Vale Overseas Ltd.(b)	4.375	01/11/2022	100,600

				818,426

	Chile—1.5%
150,000	Banco del Estado de Chile, MTN(a)	3.875	02/08/2022	151,360

	China—6.0%
200,000	CNOOC Finance 2012 Ltd.(a)(b)	3.875	05/02/2022	202,615
200,000	Sinopec Group Overseas Development 2012 Ltd.(a)	3.900	05/17/2022	202,763
200,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	2.750	05/04/2022	196,597

				601,975

	Colombia—3.0%
100,000	Bancolombia SA	5.125	09/11/2022	103,250
200,000	Grupo Aval Ltd.(a)	4.750	09/26/2022	198,900

				302,150

	Hong Kong—3.9%
200,000	WTT Investment Ltd.(a)	5.500	11/21/2022	198,548
200,000	WTT Investment Ltd.(a)	5.500	11/21/2022	198,548

				397,096

	India—4.6%
200,000	JSW Steel Ltd.	5.250	04/13/2022	201,737
250,000	Reliance Holding USA, Inc.(a)	5.400	02/14/2022	260,261

				461,998

	Indonesia—2.0%
200,000	Pertamina Persero PT(a)	4.875	05/03/2022	206,327

	Malaysia—4.2%
200,000	Petronas Capital Ltd., MTN(a)	3.125	03/18/2022	199,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Malaysia (continued)
$200,000	Petronas Capital Ltd.(a)	7.875%	05/22/2022	$227,641

				427,437

	Mauritius—1.9%
200,000	Neerg Energy Ltd.(a)	6.000	02/13/2022	197,195

	Mexico—6.0%
200,000	America Movil SAB de CV	3.125	07/16/2022	199,617
150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a)	4.125	11/09/2022	150,937
100,000	Grupo Bimbo SAB de CV(a)	4.500	01/25/2022	102,528
150,000	Petroleos Mexicanos	4.875	01/24/2022	149,174

				602,256

	Panama—1.9%
200,000	Banistmo SA(a)	3.650	09/19/2022	195,750

	Peru—2.0%
100,000	BBVA Banco Continental SA(a)	5.000	08/26/2022	104,450
100,000	Volcan Cia Minera SAA(a)	5.375	02/02/2022	102,751

				207,201

	Russia—8.0%
200,000	Rosneft Oil Co. Via Rosneft International Finance DAC(a)	4.199	03/06/2022	196,807
200,000	Sberbank of Russia Via SB Capital SA(a)	6.125	02/07/2022	208,230
200,000	Sberbank of Russia Via SB Capital SA(a)	5.125	10/29/2022	201,740
200,000	VTB Bank OJSC Via VTB Capital SA(a)	6.950	10/17/2022	203,834

				810,611

	South Africa—3.9%
200,000	MTN Mauritius Investments Ltd.(a)	5.373	02/13/2022	199,909
200,000	Transnet SOC Ltd.(a)	4.000	07/26/2022	194,512

				394,421

	Supranational—3.9%
200,000	Asian Development Bank, GMTN	2.000	02/16/2022	196,714
200,000	Asian Development Bank, GMTN	1.750	09/13/2022	194,451

				391,165

	Thailand—6.0%
200,000	Bangkok Bank PCL(a)	3.875	09/27/2022	201,589
200,000	Bangkok Bank PCL(a)	3.875	09/27/2022	201,589
200,000	PTT Global Chemical PCL(a)	4.250	09/19/2022	203,290

				606,468

	Turkey—5.7%
200,000	QNB Finansbank AS, MTN(a)	4.875	05/19/2022	194,171
200,000	Turkiye Garanti Bankasi AS(a)	5.250	09/13/2022	194,547
200,000	Turkiye Is Bankasi AS(a)	5.500	04/21/2022	190,603

				579,321

	United Arab Emirates—4.1%
200,000	DIB Sukuk Ltd.	3.664	02/14/2022	198,850
200,000	MDC-GMTN BV, MTN(a)	5.500	03/01/2022	212,513

				411,363

	Total Corporate Bonds (Cost $7,670,275)			7,762,520

	Sovereign Debt Obligations—21.5%
	Indonesia—5.9%
200,000	Indonesia Government International Bond, MTN(a)	3.750	04/25/2022	201,156
200,000	Perusahaan Penerbit SBSN Indonesia III(a)	3.400	03/29/2022	198,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Indonesia (continued)
$200,000	Perusahaan Penerbit SBSN Indonesia III(a)	3.300%	11/21/2022	$198,500

				598,326

	Mexico—1.5%
150,000	Mexico Government International Bond, GMTN	3.625	03/15/2022	151,051

	Poland—3.2%
300,000	Republic of Poland Government International Bond	5.000	03/23/2022	317,844

	Russia—2.0%
200,000	Russian Foreign Bond—Eurobond(a)	4.500	04/04/2022	204,952

	South Africa—1.0%
100,000	Republic of South Africa Government International Bond	5.875	05/30/2022	105,002

	Turkey—4.0%
200,000	Turkey Government International Bond	5.125	03/25/2022	197,787
200,000	Turkey Government International Bond	6.250	09/26/2022	203,376

				401,163

	United Arab Emirates—3.9%
200,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	196,880
200,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	196,880

				393,760

	Total Sovereign Debt Obligations (Cost $2,141,302)			2,172,098

Number of Shares
	Money Market Fund—0.6%
60,917	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $60,917)			60,917

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 9,872,494)—98.8%			9,995,535

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.7%
70,630	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $70,630)			70,630

	Total Investments in Securities (Cost $9,943,124)—99.5%			10,066,165

	Other assets less liabilities—0.5%			52,166

	Net Assets—100.0%			$10,118,331

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $7,509,666, which represented 74.22% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Financials	27.3
Government	26.6
Energy	18.7
Utilities	7.0
Basic Materials	6.9
Consumer, Cyclical	3.9
Consumer, Non-cyclical	2.0
Communications	2.0
Industrial	2.0
Diversified	1.9
Money Market Funds Plus Other Assets Less Liabilities	1.7

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—71.7%
	Brazil—6.1%
$200,000	Banco do Brasil SA(a)	5.875%	01/19/2023	$210,750
200,000	Itau Unibanco Holding SA, MTN(a)	5.125	05/13/2023	206,210
200,000	Petrobras Global Finance BV	4.375	05/20/2023	201,050

				618,010

	Canada—1.0%
100,000	NOVA Chemicals Corp.(a)	5.250	08/01/2023	99,375

	Chile—6.0%
200,000	Banco de Credito e Inversiones SA(a)	4.000	02/11/2023	202,118
200,000	Inversiones CMPC SA(a)	4.375	05/15/2023	202,974
200,000	SACI Falabella(a)	3.750	04/30/2023	201,072

				606,164

	China—7.9%
200,000	CNOOC Finance 2013 Ltd.	3.000	05/09/2023	196,030
200,000	CNPC General Capital Ltd.(a)	3.400	04/16/2023	198,950
200,000	Sinopec Group Overseas Development 2013 Ltd.(a)	4.375	10/17/2023	207,172
200,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	3.750	05/02/2023	202,626

				804,778

	India—2.1%
200,000	Indian Oil Corp. Ltd.	5.750	08/01/2023	212,618

	Indonesia—5.0%
200,000	Indo Energy Finance II BV(a)	6.375	01/24/2023	199,845
300,000	Pertamina Persero PT, MTN(a)	4.300	05/20/2023	303,684

				503,529

	Mexico—5.8%
200,000	Fresnillo PLC(a)	5.500	11/13/2023	210,300
200,000	Petroleos Mexicanos	3.500	01/30/2023	186,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Mexico (continued)
$200,000	Petroleos Mexicanos, GMTN	4.625%	09/21/2023	$191,390

				588,470

	Peru—3.9%
200,000	Banco de Credito del Peru(a)	4.250	04/01/2023	203,900
200,000	Banco Internacional del Peru SAA Interbank, EMTN(a)	3.375	01/18/2023	196,300

				400,200

	Philippines—5.4%
200,000	Bank of the Philippine Islands, EMTN	4.250	09/04/2023	203,884
150,000	BDO Unibank, Inc., EMTN	2.950	03/06/2023	145,760
200,000	Rizal Commercial Banking Corp., EMTN	4.125	03/16/2023	197,461

				547,105

	Russia—4.0%
200,000	Lukoil International Finance BV(a)	4.563	04/24/2023	200,960
200,000	Mobile Telesystems OJSC Via MTS International Funding Ltd.(a)	5.000	05/30/2023	200,035

				400,995

	South Africa—3.0%
300,000	Eskom Holdings SOC Ltd., EMTN(a)	6.750	08/06/2023	302,829

	Thailand—4.0%
200,000	Bangkok Bank PCL, MTN(a)	5.000	10/03/2023	211,741
200,000	Siam Commercial Bank PCL, EMTN	2.750	05/16/2023	192,767

				404,508

	Turkey—5.7%
200,000	KOC Holding AS(a)	5.250	03/15/2023	195,092
200,000	Petkim Petrokimya Holding AS(a)	5.875	01/26/2023	190,788
200,000	Turkiye Garanti Bankasi AS(a)	5.875	03/16/2023	195,742

				581,622

	United Arab Emirates—9.9%
200,000	Abu Dhabi National Energy Co. PJSC(a)	3.625	01/12/2023	201,198
200,000	ADCB Finance Cayman Ltd., EMTN	4.500	03/06/2023	204,051
200,000	ADCB Finance Cayman Ltd., MTN(a)	4.000	03/29/2023	202,736
200,000	DP World Crescent Ltd.(a)	3.908	05/31/2023	201,289
200,000	MDC-GMTN BV, MTN(a)	2.750	05/11/2023	194,750

				1,004,024

	United Kingdom—1.9%
200,000	Jaguar Land Rover Automotive PLC(a)(b)	5.625	02/01/2023	193,750

	Total Corporate Bonds (Cost $7,161,176)			7,267,977

	Sovereign Debt Obligations—26.6%
	Brazil—1.9%
200,000	Brazilian Government International Bond	2.625	01/05/2023	192,502

	Colombia—2.9%
300,000	Colombia Government International Bond	2.625	03/15/2023	289,278

	India—2.0%
200,000	Export-Import Bank of India, EMTN	4.000	01/14/2023	202,373

	Indonesia—4.1%
200,000	Indonesia Government International Bond, MTN(a)	3.375	04/15/2023	198,299
200,000	Indonesia Government International Bond, MTN(a)	5.375	10/17/2023	214,049

				412,348

	Mexico—4.0%
400,000	Mexico Government International Bond	4.000	10/02/2023	404,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Poland—3.9%
$400,000	Republic of Poland Government International Bond	3.000%	03/17/2023	$399,940

	Russia—4.1%
400,000	Russian Foreign Bond—Eurobond(a)	4.875	09/16/2023	414,710

	Turkey—3.7%
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	5.004	04/06/2023	193,649
200,000	Turkey Government International Bond	3.250	03/23/2023	183,090

				376,739

	Total Sovereign Debt Obligations (Cost $2,656,083)			2,692,552

Number of Shares
	Money Market Fund—0.5%
53,598	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(c) (Cost $53,598)			53,598

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 9,870,857)—98.8%			10,014,127

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.7%
178,200	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $178,200)			178,200

	Total Investments in Securities (Cost $10,049,057)—100.5%			10,192,327

	Other assets less liabilities—(0.5)%			(53,838)

	Net Assets—100.0%			$10,138,489

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $6,356,893, which represented 62.70% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

135

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

February 28, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2019
Government	28.4
Energy	13.7
Utilities	12.2
Financials	11.7
Industrial	8.9
Communications	7.7
Consumer, Cyclical	6.1
Consumer, Non-cyclical	5.9
Basic Materials	4.1
Money Market Fund Plus Other Assets Less Liabilities	1.3

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—70.3%
	Brazil—10.1%
$200,000	Banco Nacional de Desenvolvimento Economico e Social(a)	4.750%	05/09/2024	$202,502
200,000	Cemig Geracao e Transmissao SA(a)	9.250	12/05/2024	222,818
200,000	GTL Trade Finance, Inc./Gerdau Holdings, Inc.(a)(b)	5.893	04/29/2024	212,500
200,000	Petrobras Global Finance BV	6.250	03/17/2024	212,450
158,715	Rio Oil Finance Trust, Series 2014-1(a)	9.250	07/06/2024	173,396

				1,023,666

	Chile—6.0%
200,000	Colbun SA(a)	4.500	07/10/2024	203,829
200,000	Latam Finance Ltd.(a)	6.875	04/11/2024	203,458
200,000	Latam Finance Ltd.(a)	6.875	04/11/2024	203,458

				610,745

	China—6.0%
200,000	Alibaba Group Holding Ltd.	3.600	11/28/2024	202,188
200,000	CNOOC Nexen Finance 2014 ULC	4.250	04/30/2024	206,396
200,000	State Grid Overseas Investment 2014 Ltd.(a)	4.125	05/07/2024	205,973

				614,557

	Colombia—1.9%
200,000	Geopark Ltd.(a)	6.500	09/21/2024	195,500

	Hong Kong—2.1%
200,000	King Power Capital Ltd.	5.625	11/03/2024	214,162

	India—6.1%
200,000	ABJA Investment Co. Pte Ltd.	5.950	07/31/2024	201,932
200,000	Oil India Ltd.	5.375	04/17/2024	209,822
200,000	ONGC Videsh Ltd.	4.625	07/15/2024	203,822

				615,576

	Indonesia—3.9%
200,000	Indika Energy Capital III Pte Ltd.(a)	5.875	11/09/2024	188,183
200,000	Perusahaan Gas Negara Persero Tbk(a)	5.125	05/16/2024	206,455

				394,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Ireland—2.0%
$200,000	Park Aerospace Holdings Ltd.(a)	5.500%	02/15/2024	$207,250

	Mexico—11.3%
200,000	Axtel SAB de CV(a)	6.375	11/14/2024	196,800
150,000	Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa(a)	4.125	06/06/2024	146,250
200,000	CEMEX Finance LLC(a)	6.000	04/01/2024	206,600
200,000	Comision Federal de Electricidad(a)	4.875	01/15/2024	201,624
200,000	Grupo Bimbo SAB de CV(a)	3.875	06/27/2024	199,942
200,000	Petroleos Mexicanos	4.875	01/18/2024	191,580

				1,142,796

	Philippines—2.4%
200,000	Power Sector Assets & Liabilities Management Corp.(a)	7.390	12/02/2024	239,327

	South Africa—1.9%
200,000	MTN Mauritius Investments Ltd.(a)	4.755	11/11/2024	189,998

	Turkey—3.7%
200,000	Coca-Cola Icecek AS(a)	4.215	09/19/2024	190,459
200,000	Turk Telekomunikasyon AS(a)	4.875	06/19/2024	186,483

				376,942

	United Arab Emirates—7.9%
200,000	Abu Dhabi National Energy Co. PJSC, GMTN(a)	3.875	05/06/2024	200,772
200,000	EMG SUKUK Ltd.	4.564	06/18/2024	202,863
200,000	MAF Global Securities Ltd.	4.750	05/07/2024	204,694
200,000	MDC-GMTN BV, GMTN	3.000	04/19/2024	195,486

				803,815

	United States—5.0%
100,000	Ingram Micro, Inc.	5.450	12/15/2024	98,201
200,000	JBS Investments GmbH(a)(b)	7.250	04/03/2024	207,352
200,000	Novelis Corp.(a)	6.250	08/15/2024	202,000

				507,553

	Total Corporate Bonds (Cost $7,034,536)			7,136,525

	Sovereign Debt Obligations—28.4%
	Colombia—4.3%
200,000	Colombia Government International Bond	4.000	02/26/2024	202,552
200,000	Colombia Government International Bond	8.125	05/21/2024	238,750

				441,302

	Indonesia—2.1%
200,000	Indonesia Government International Bond, MTN(a)	5.875	01/15/2024	217,655

	Philippines—3.1%
300,000	Philippine Government International Bond	4.200	01/21/2024	315,057

	Poland—4.1%
400,000	Republic of Poland Government International Bond	4.000	01/22/2024	415,850

	South Africa—3.0%
300,000	Republic of South Africa Government International Bond	4.665	01/17/2024	300,675

	Turkey—5.7%
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.489	11/25/2024	184,623
400,000	Turkey Government International Bond	5.750	03/22/2024	393,297

				577,920

	United Arab Emirates—2.0%
200,000	Sharjah Sukuk Ltd.	3.764	09/17/2024	200,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Vietnam—4.1%
$200,000	Vietnam Government International Bond(a)	4.800%	11/19/2024	$209,680
200,000	Vietnam Government International Bond(a)	4.800	11/19/2024	209,679

				419,359

	Total Sovereign Debt Obligations (Cost $2,830,495)			2,888,271

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 9,865,031)—98.7%			10,024,796

Number of Shares
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.0%
198,201	Invesco Government & Agency Portfolio—Institutional Class, 2.30%(c)(d) (Cost $198,201)			198,201

	Total Investments in Securities (Cost $10,063,232)—100.7%			10,222,997

	Other assets less liabilities—(0.7)%			(68,962)

	Net Assets—100.0%			$10,154,035

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $5,614,566, which represented 55.29% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

(This Page Intentionally Left Blank)

139

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)	Invesco BulletShares 2020 Corporate Bond ETF (BSCK)	Invesco BulletShares 2021 Corporate Bond ETF (BSCL)	Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Assets:
Unaffiliated investments in securities, at value(a)	$1,241,855,295	$1,655,638,606	$1,396,335,895	$1,086,542,487
Affiliated investments in securities, at value	102,177,700	9,276,235	23,486,835	8,866,221
Cash	2,614,294	133	2,878	—
Cash segregated as collateral	24,294	304,437	2,075,444	443,530
Receivables:
Dividends and interest	11,395,262	13,078,965	12,243,152	9,023,308
Investments sold	1,993,140	—	—	—
Securities lending	1,243	1,385	2,673	897
Foreign tax reclaims	—	12,979	—	—
Shares sold	—	6,368,987	9,565,301	15,703,965

Total Assets	1,360,061,228	1,684,681,727	1,443,712,178	1,120,580,408

Liabilities:
Due to custodian	—	—	—	511
Payables:
Investments purchased	16,174,476	3,171,260	22,307,534	16,857,531
Collateral upon return of securities loaned	7,138,206	5,971,556	11,164,028	4,866,099
Collateral upon receipt of securities in-kind	24,294	304,437	2,075,444	443,530
Accrued unitary management fees	90,716	125,471	101,683	79,410

Total Liabilities	23,427,692	9,572,724	35,648,689	22,247,081

Net Assets	$1,336,633,536	$1,675,109,003	$1,408,063,489	$1,098,333,327

Net Assets Consist of:
Shares of beneficial interest	$1,338,313,357	$1,681,920,005	$1,413,646,140	$1,102,487,085
Distributable earnings	(1,679,821)	(6,811,002)	(5,582,651)	(4,153,758)

Net Assets	$1,336,633,536	$1,675,109,003	$1,408,063,489	$1,098,333,327

Shares outstanding (unlimited amount authorized, $0.01 par value)	63,450,000	79,350,000	67,500,000	52,650,000
Net asset value	$21.07	$21.11	$20.86	$20.86

Market price	$21.06	$21.18	$20.93	$20.92

Unaffiliated investments in securities, at cost	$1,243,234,839	$1,661,673,113	$1,401,499,113	$1,090,515,567

Affiliated investments in securities, at cost	$102,177,700	$9,276,235	$23,486,835	$8,866,221

(a) Includes securities on loan with an aggregate value of:	$6,932,277	$5,803,801	$10,805,886	$4,752,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)

$603,522,394	$390,631,872	$202,319,239	$78,857,407	$45,530,799	$14,783,807	$1,002,072,022
7,224,765	4,442,944	4,526,287	1,051,405	1,490,665	1,052,925	25,256,791
133	314	—	—	—	—	—
237,156	15,114	203,681	—	—	—	19,037

4,932,382	4,088,040	1,923,484	744,230	442,008	177,934	17,204,321
—	—	20,448	—	—	—	—
728	1,419	364	165	1,100	83	15,185
—	—	—	—	—	—	—
6,154,779	15,273,642	3,037,816	—	—	—	16,559

622,072,337	414,453,345	212,031,319	80,653,207	47,464,572	16,014,749	1,044,583,915

—	—	—	—	—	—	8,551

2,654,158	16,032,010	5,459,439	—	—	—	6,994,384
5,167,659	1,604,759	1,194,667	760,961	1,256,901	899,670	24,008,451
237,156	15,114	203,681	—	—	—	19,037
44,241	28,386	14,288	6,055	3,482	1,135	335,913

8,103,214	17,680,269	6,872,075	767,016	1,260,383	900,805	31,366,336

$613,969,123	$396,773,076	$205,159,244	$79,886,191	$46,204,189	$15,113,944	$1,013,217,579

$614,656,669	$399,532,652	$205,707,384	$80,905,994	$46,364,861	$14,877,754	$1,029,676,615
(687,546)	(2,759,576)	(548,140)	(1,019,803)	(160,672)	236,190	(16,459,036)

$613,969,123	$396,773,076	$205,159,244	$79,886,191	$46,204,189	$15,113,944	$1,013,217,579

30,000,000	19,500,000	10,200,000	4,200,000	2,400,000	750,001	42,200,000
$20.47	$20.35	$20.11	$19.02	$19.25	$20.15	$24.01

$20.54	$20.41	$20.17	$19.06	$19.32	$20.19	$23.98

$604,108,286	$392,306,278	$202,577,867	$79,861,472	$45,706,832	$14,564,410	$999,563,963

$7,224,765	$4,442,944	$4,526,287	$1,051,405	$1,490,665	$1,052,925	$25,256,791

$5,034,876	$1,556,069	$1,149,750	$735,710	$1,216,832	$867,339	$22,966,547

141

Statements of Assets and Liabilities (continued)

February 28, 2019

(Unaudited)

	Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)	Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)	Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)	Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Assets:
Unaffiliated investments in securities, at value(a)	$948,365,027	$619,781,605	$356,606,013	$151,872,937
Affiliated investments in securities, at value	74,931,660	66,234,363	33,581,404	15,847,361
Cash	1,001,332	1,061,801	—	—
Cash segregated as collateral	—	—	50,457	—
Receivables:
Dividends and interest	19,106,319	10,681,505	5,714,590	2,619,665
Investments sold	1,213,010	3,488,698	—	—
Securities lending	16,943	65,051	19,660	8,086
Shares sold	9,631,882	4,933,836	4,924,957	—

Total Assets	1,054,266,173	706,246,859	400,897,081	170,348,049

Liabilities:
Due to custodian	—	—	27,256	—
Payables:
Investments purchased	35,994,961	10,209,757	8,868,457	—
Collateral upon return of securities loaned	25,825,072	46,160,934	19,349,723	14,924,132
Collateral upon receipt of securities in-kind	—	—	50,457	—
Accrued unitary management fees	300,832	194,159	110,949	47,356

Total Liabilities	62,120,865	56,564,850	28,406,842	14,971,488

Net Assets	$992,145,308	$649,682,009	$372,490,239	$155,376,561

Net Assets Consist of:
Shares of beneficial interest	$1,009,577,901	$651,922,442	$375,758,851	$156,839,120
Distributable earnings	(17,432,593)	(2,240,433)	(3,268,612)	(1,462,559)

Net Assets	$992,145,308	$649,682,009	$372,490,239	$155,376,561

Shares outstanding (unlimited amount authorized, $0.01 par value)	41,300,000	26,400,000	15,300,000	6,000,000
Net asset value	$24.02	$24.61	$24.35	$25.90

Market price	$24.12	$24.68	$24.45	$25.96

Unaffiliated investments in securities, at cost	$947,834,743	$617,876,706	$355,490,759	$152,525,816

Affiliated investments in securities, at cost	$74,931,660	$66,234,363	$33,581,404	$15,847,361

(a) Includes securities on loan with an aggregate value of:	$24,858,906	$44,385,137	$18,703,564	$14,419,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

142

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)	Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)	Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

$63,130,461	$45,748,166	$7,248,373	$9,939,365	$9,934,618	$9,960,529	$10,024,796
3,954,953	4,787,362	388,854	12,109	131,547	231,798	198,201
—	6,900	—	—	—	—	—
—	—	—	—	—	—	—

1,007,861	814,613	108,383	114,550	124,994	126,225	133,774
—	—	—	107,754	—	—	—
3,152	2,440	252	—	33	374	12
—	—	—	—	—	—	—

68,096,427	51,359,481	7,745,862	10,173,778	10,191,192	10,318,926	10,356,783

—	—	—	—	—	—	2,298

—	97,333	—	103,571	—	—	—
3,877,898	3,500,069	250,110	—	70,630	178,200	198,201
—	—	—	—	—	—	—
20,237	20,167	2,375	2,233	2,231	2,237	2,249

3,898,135	3,617,569	252,485	105,804	72,861	180,437	202,748

$64,198,292	$47,741,912	$7,493,377	$10,067,974	$10,118,331	$10,138,489	$10,154,035

$65,288,229	$47,923,049	$7,443,277	$10,000,025	$10,000,025	$10,000,025	$10,000,025
(1,089,937)	(181,137)	50,100	67,949	118,306	138,464	154,010

$64,198,292	$47,741,912	$7,493,377	$10,067,974	$10,118,331	$10,138,489	$10,154,035

2,600,000	2,000,000	300,001	400,001	400,001	400,001	400,001
$24.69	$23.87	$24.98	$25.17	$25.30	$25.35	$25.39

$24.73	$23.92	$25.00	$25.24	$25.36	$25.39	$25.42

$63,850,008	$45,674,689	$7,152,963	$9,853,315	$9,811,577	$9,817,259	$9,865,031

$3,954,953	$4,787,362	$388,854	$12,109	$131,547	$231,798	$198,201

$3,711,603	$3,379,906	$240,318	$—	$68,610	$174,376	$189,191

143

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)	Invesco BulletShares 2020 Corporate Bond ETF (BSCK)	Invesco BulletShares 2021 Corporate Bond ETF (BSCL)	Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Investment Income:
Unaffiliated interest income	$13,755,780	$17,972,336	$15,810,891	$13,730,855
Affiliated dividend income	366,769	64,922	48,142	50,721
Securities lending income	4,984	7,365	6,128	3,313
Foreign withholding tax	(2,290)	(1,750)	(9,503)	(6,432)

Total Income	14,125,243	18,042,873	15,855,658	13,778,457

Expenses:
Unitary management fees	629,397	711,186	563,787	454,516

Less: Waivers	(28,574)	(5,432)	(3,901)	(4,306)

Net Expenses	600,823	705,754	559,886	450,210

Net Investment Income	13,524,420	17,337,119	15,295,772	13,328,247

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(376,654)	(819,296)	(308,670)	(289,638)
In-kind redemptions	16,442	—	—	—

Net realized gain (loss)	(360,212)	(819,296)	(308,670)	(289,638)

Net change in unrealized appreciation (depreciation) on investment securities	3,383,119	7,686,812	9,407,363	10,849,315

Net realized and unrealized gain (loss)	3,022,907	6,867,516	9,098,693	10,559,677

Net increase in net assets resulting from operations	$16,547,327	$24,204,635	$24,394,465	$23,887,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

144

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)

$7,577,756	$5,738,453	$2,583,252	$1,136,841	$686,345	$178,169	$25,380,376
28,046	21,148	12,710	4,694	2,361	1,425	239,956
1,630	4,354	1,076	568	2,830	97	132,652
(11,292)	(855)	(995)	—	(292)	(626)	—

7,596,140	5,763,100	2,596,043	1,142,103	691,244	179,065	25,752,984

233,548	164,459	71,318	31,455	17,705	4,279	2,329,719

(2,442)	(1,767)	(914)	(305)	(198)	(116)	(20,097)

231,106	162,692	70,404	31,150	17,507	4,163	2,309,622

7,365,034	5,600,408	2,525,639	1,110,953	673,737	174,902	23,443,362

(170,217)	(379,554)	(121,047)	(47,764)	—	—	(9,700,019)
—	—	—	—	—	—	(180,751)

(170,217)	(379,554)	(121,047)	(47,764)	—	—	(9,880,770)

7,148,170	4,742,864	2,888,018	1,090,696	588,460	216,419	1,242,986

6,977,953	4,363,310	2,766,971	1,042,932	588,460	216,419	(8,637,784)

$14,342,987	$9,963,718	$5,292,610	$2,153,885	$1,262,197	$391,321	$14,805,578

145

Statements of Operations (continued)

For the six months ended February 28, 2019

(Unaudited)

	Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)	Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)	Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)	Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Investment Income:
Unaffiliated interest income	$24,652,218	$14,080,721	$8,511,740	$3,827,732
Affiliated dividend income	307,157	165,332	88,220	23,919
Securities lending income	82,075	193,251	51,013	39,958
Foreign withholding tax	—	—	—	—

Total Income	25,041,450	14,439,304	8,650,973	3,891,609

Expenses:
Unitary management fees	1,967,661	1,083,310	603,924	270,064

Less: Waivers	(26,082)	(13,733)	(7,195)	(2,039)

Net Expenses	1,941,579	1,069,577	596,729	268,025

Net Investment Income	23,099,871	13,369,727	8,054,244	3,623,584

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(9,779,938)	(1,645,817)	(2,360,526)	(573,348)
In-kind redemptions	336,784	139,640	—	63,176

Net realized gain (loss)	(9,443,154)	(1,506,177)	(2,360,526)	(510,172)

Net change in unrealized appreciation (depreciation) on investment securities	(126,884)	1,495,809	1,270,031	(130,154)

Net realized and unrealized gain (loss)	(9,570,038)	(10,368)	(1,090,495)	(640,326)

Net increase in net assets resulting from operations	$13,529,833	$13,359,359	$6,963,749	$2,983,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

146

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)	Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)	Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

$1,617,344	$985,449	$168,251	$172,290	$182,071	$184,562	$203,462
4,085	4,722	1,128	979	929	944	329
18,614	12,044	337	—	40	803	24
—	—	—	(1,005)	(2,499)	(1,932)	(2,373)

1,640,043	1,002,215	169,716	172,264	180,541	184,377	201,442

116,391	62,282	11,128	11,751	11,749	11,708	11,703

(381)	(377)	(94)	(80)	(75)	(78)	(27)

116,010	61,905	11,034	11,671	11,674	11,630	11,676

1,524,033	940,310	158,682	160,593	168,867	172,747	189,766

(44,143)	(212,549)	(48,506)	2,494	1,062	(5,249)	—
—	—	—	—	—	—	—

(44,143)	(212,549)	(48,506)	2,494	1,062	(5,249)	—

(6,874)	214,213	83,994	86,050	123,041	143,270	159,765

(51,017)	1,664	35,488	88,544	124,103	138,021	159,765

$1,473,016	$941,974	$194,170	$249,137	$292,970	$310,768	$349,531

147

Statements of Changes in Net Assets

For the six months ended February 28, 2019, period June 1, 2018 through August 31, 2018 and the year ended May 31, 2018

(Unaudited)

	Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)
	Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018
Operations:
Net investment income	$13,524,420	$5,665,251	$18,717,062
Net realized gain (loss)	(360,212)	(65,217)	265,613
Net change in unrealized appreciation (depreciation)	3,383,119	1,788,176	(9,777,877)

Net increase in net assets resulting from operations	16,547,327	7,388,210	9,204,798

Distributions to Shareholders from:
Distributable earnings	(14,348,055)	(6,199,722)	(19,187,130)

Shareholder Transactions:
Proceeds from shares sold	211,446,266	91,451,702	136,339,359
Value of shares repurchased	(47,384,313)	(9,443,708)	(6,369,972)

Net increase in net assets resulting from shares transactions	164,061,953	82,007,994	129,969,387

Increase in Net Assets	166,261,225	83,196,482	119,987,055

Net Assets:
Beginning of period	1,170,372,311	1,087,175,829	967,188,774

End of period	$1,336,633,536	$1,170,372,311	$1,087,175,829

Changes in Shares Outstanding:
Shares sold	10,050,000	4,350,000	6,450,000
Shares repurchased	(2,250,000)	(450,000)	(300,000)
Shares outstanding, beginning of period	55,650,000	51,750,000	45,600,000

Shares outstanding, end of period	63,450,000	55,650,000	51,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

148

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)			Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018

$17,337,119	$6,788,828	$21,899,076	$15,295,772	$6,201,295	$19,036,865
(819,296)	(67,343)	590,787	(308,670)	(470,625)	1,151,293
7,686,812	403,191	(21,213,327)	9,407,363	378,358	(22,711,925)

24,204,635	7,124,676	1,276,536	24,394,465	6,109,028	(2,523,767)

(18,124,399)	(7,430,363)	(22,507,253)	(16,270,539)	(6,762,869)	(19,711,122)

425,748,767	91,507,702	243,083,300	404,278,574	74,611,310	288,790,363
—	—	—	—	—	(12,839,679)

425,748,767	91,507,702	243,083,300	404,278,574	74,611,310	275,950,684

431,829,003	91,202,015	221,852,583	412,402,500	73,957,469	253,715,795

1,243,280,000	1,152,077,985	930,225,402	995,660,989	921,703,520	667,987,725

$1,675,109,003	$1,243,280,000	$1,152,077,985	$1,408,063,489	$995,660,989	$921,703,520

20,250,000	4,350,000	11,400,000	19,500,000	3,600,000	13,650,000
—	—	—	—	—	(600,000)
59,100,000	54,750,000	43,350,000	48,000,000	44,400,000	31,350,000

79,350,000	59,100,000	54,750,000	67,500,000	48,000,000	44,400,000

149

Statements of Changes in Net Assets (continued)

For the six months ended February 28, 2019, period June 1, 2018 through August 31, 2018 and the year ended May 31, 2018

(Unaudited)

	Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
	Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018
Operations:
Net investment income	$13,328,247	$5,580,945	$16,532,535
Net realized gain (loss)	(289,638)	(101,365)	222,968
Net change in unrealized appreciation (depreciation)	10,849,315	564,559	(21,637,665)

Net increase (decrease) in net assets resulting from operations	23,887,924	6,044,139	(4,882,162)

Distributions to Shareholders from:
Distributable earnings	(14,217,728)	(6,062,143)	(16,236,783)

Shareholder Transactions:
Proceeds from shares sold	263,234,364	65,026,278	263,135,456

Net increase in net assets resulting from shares transactions	263,234,364	65,026,278	263,135,456

Increase in Net Assets	272,904,560	65,008,274	242,016,511

Net Assets:
Beginning of period	825,428,767	760,420,493	518,403,982

End of period	$1,098,333,327	$825,428,767	$760,420,493

Changes in Shares Outstanding:
Shares sold	12,750,000	3,150,000	12,450,000
Shares outstanding, beginning of period	39,900,000	36,750,000	24,300,000

Shares outstanding, end of period	52,650,000	39,900,000	36,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

150

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)			Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018

$7,365,034	$2,756,669	$7,735,155	$5,600,408	$2,457,973	$6,854,035
(170,217)	(15,088)	378,053	(379,554)	(188,114)	198,402
7,148,170	398,800	(11,385,029)	4,742,864	673,175	(10,156,047)

14,342,987	3,140,381	(3,271,821)	9,963,718	2,943,034	(3,103,610)

(7,828,227)	(3,017,428)	(7,962,510)	(6,034,926)	(2,684,817)	(6,590,931)

224,385,269	33,343,380	172,100,654	81,481,536	18,141,763	139,792,953

224,385,269	33,343,380	172,100,654	81,481,536	18,141,763	139,792,953

230,900,029	33,466,333	160,866,323	85,410,328	18,399,980	130,098,412

383,069,094	349,602,761	188,736,438	311,362,748	292,962,768	162,864,356

$613,969,123	$383,069,094	$349,602,761	$396,773,076	$311,362,748	$292,962,768

11,100,000	1,650,000	8,250,000	4,050,000	900,000	6,750,000
18,900,000	17,250,000	9,000,000	15,450,000	14,550,000	7,800,000

30,000,000	18,900,000	17,250,000	19,500,000	15,450,000	14,550,000

151

Statements of Changes in Net Assets (continued)

For the six months ended February 28, 2019, period June 1, 2018 through August 31, 2018 and the year ended May 31, 2018

(Unaudited)

	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
	Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018
Operations:
Net investment income	$2,525,639	$922,936	$2,741,918
Net realized gain (loss)	(121,047)	(15,059)	(57,770)
Net change in unrealized appreciation (depreciation)	2,888,018	359,254	(4,150,558)

Net increase (decrease) in net assets resulting from operations	5,292,610	1,267,131	(1,466,410)

Distributions to Shareholders from:
Distributable earnings	(2,629,713)	(1,009,969)	(2,647,883)

Shareholder Transactions:
Proceeds from shares sold	86,152,304	11,906,199	40,096,500
Transaction fees	—	—	—

Net increase in net assets resulting from shares transactions	86,152,304	11,906,199	40,096,500

Increase in Net Assets	88,815,201	12,163,361	35,982,207

Net Assets:
Beginning of period	116,344,043	104,180,682	68,198,475

End of period	$205,159,244	$116,344,043	$104,180,682

Changes in Shares Outstanding:
Shares sold	4,350,000	600,000	1,950,000
Shares outstanding, beginning of period	5,850,000	5,250,000	3,300,000

Shares outstanding, end of period	10,200,000	5,850,000	5,250,000

(a)	For the period September 27, 2017 (commencement of investment operations) through May 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

152

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)			Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Period Ended May 31, 2018(a)

$1,110,953	$458,794	$1,360,406	$673,737	$211,171	$309,453
(47,764)	—	4,127	—	—	—
1,090,696	110,022	(2,348,488)	588,460	43,750	(808,243)

2,153,885	568,816	(983,955)	1,262,197	254,921	(498,790)

(1,177,102)	(514,453)	(1,306,332)	(710,019)	(231,255)	(237,726)

25,175,045	—	29,332,454	19,794,923	2,867,668	23,631,169
41,701	—	57,946	35,124	7,102	28,875

25,216,746	—	29,390,400	19,830,047	2,874,770	23,660,044

26,193,529	54,363	27,100,113	20,382,225	2,898,436	22,923,528

53,692,662	53,638,299	26,538,186	25,821,964	22,923,528	—

$79,886,191	$53,692,662	$53,638,299	$46,204,189	$25,821,964	$22,923,528

1,350,000	—	1,500,000	1,050,000	150,000	1,200,000
2,850,000	2,850,000	1,350,000	1,350,000	1,200,000	—

4,200,000	2,850,000	2,850,000	2,400,000	1,350,000	1,200,000

153

Statements of Changes in Net Assets (continued)

For the six months ended February 28, 2019, period June 1, 2018 through August 31, 2018 and the year ended May 31, 2018

(Unaudited)

	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)		Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)
	Six Months Ended February 28, 2019	Period Ended August 31, 2018(a)	Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018
Operations:
Net investment income	$174,902	$14,814	$23,443,362	$11,217,774	$40,167,997
Net realized gain (loss)	—	—	(9,880,770)	(8,383,991)	4,323,780
Net change in unrealized appreciation (depreciation)	216,419	2,978	1,242,986	9,259,057	(19,140,314)

Net increase in net assets resulting from operations	391,321	17,792	14,805,578	12,092,840	25,351,463

Distributions to Shareholders from:
Distributable earnings	(172,923)	—	(25,864,362)	(12,686,334)	(39,840,911)

Shareholder Transactions:
Proceeds from shares sold	8,877,734	6,000,020	48,275,330	67,778,772	383,722,706
Value of shares repurchased	—	—	(160,608,361)	—	(70,246,951)

Net increase (decrease) in net assets resulting from shares transactions	8,877,734	6,000,020	(112,333,031)	67,778,772	313,475,755

Increase (Decrease) in Net Assets	9,096,132	6,017,812	(123,391,815)	67,185,278	298,986,307

Net Assets:
Beginning of period	6,017,812	—	1,136,609,394	1,069,424,116	770,437,809

End of period	$15,113,944	$6,017,812	$1,013,217,579	$1,136,609,394	$1,069,424,116

Changes in Shares Outstanding:
Shares sold	450,000	300,001	2,000,000	2,800,000	15,700,000
Shares repurchased	—	—	(6,700,000)	—	(2,900,000)
Shares outstanding, beginning of period	300,001	—	46,900,000	44,100,000	31,300,000

Shares outstanding, end of period	750,001	300,001	42,200,000	46,900,000	44,100,000

(a)	For the period August 7, 2018 (commencement of investment operations) through August 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

154

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)			Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018

$23,099,871	$10,825,083	$31,093,734	$13,369,727	$5,080,002	$13,849,880
(9,443,154)	(8,550,949)	3,256,544	(1,506,177)	(3,158,540)	1,250,487
(126,884)	11,388,429	(20,671,432)	1,495,809	5,577,259	(8,147,746)

13,529,833	13,662,563	13,678,846	13,359,359	7,498,721	6,952,621

(25,949,177)	(11,673,885)	(30,258,164)	(14,574,043)	(5,541,188)	(13,589,922)

141,966,274	106,756,880	388,612,139	198,281,041	64,090,481	249,274,299
(73,785,674)	—	(26,746,698)	(4,909,894)	—	(19,783,760)

68,180,600	106,756,880	361,865,441	193,371,147	64,090,481	229,490,539

55,761,256	108,745,558	345,286,123	192,156,463	66,048,014	222,853,238

936,384,052	827,638,494	482,352,371	457,525,546	391,477,532	168,624,294

$992,145,308	$936,384,052	$827,638,494	$649,682,009	$457,525,546	$391,477,532

5,900,000	4,400,000	15,800,000	8,100,000	2,600,000	10,000,000
(3,100,000)	—	(1,100,000)	(200,000)	—	(800,000)
38,500,000	34,100,000	19,400,000	18,500,000	15,900,000	6,700,000

41,300,000	38,500,000	34,100,000	26,400,000	18,500,000	15,900,000

155

Statements of Changes in Net Assets (continued)

For the six months ended February 28, 2019, period June 1, 2018 through August 31, 2018 and the year ended May 31, 2018

(Unaudited)

	Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
	Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018
Operations:
Net investment income	$8,054,244	$2,966,556	$8,933,445
Net realized gain (loss)	(2,360,526)	(668,980)	(1,472,691)
Net change in unrealized appreciation (depreciation)	1,270,031	1,225,554	(4,761,701)

Net increase in net assets resulting from operations	6,963,749	3,523,130	2,699,053

Distributions to Shareholders from:
Distributable earnings	(8,558,741)	(3,245,197)	(8,742,614)

Shareholder Transactions:
Proceeds from shares sold	130,892,985	34,316,653	84,805,049
Value of shares repurchased	—	—	—
Transaction fees	—	—	—

Net increase in net assets resulting from shares transactions	130,892,985	34,316,653	84,805,049

Increase in Net Assets	129,297,993	34,594,586	78,761,488

Net Assets:
Beginning of period	243,192,246	208,597,660	129,836,172

End of period	$372,490,239	$243,192,246	$208,597,660

Changes in Shares Outstanding:
Shares sold	5,400,000	1,400,000	3,400,000
Shares repurchased	—	—	—
Shares outstanding, beginning of period	9,900,000	8,500,000	5,100,000

Shares outstanding, end of period	15,300,000	9,900,000	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

156

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)			Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018	Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Year Ended May 31, 2018

$3,623,584	$1,438,921	$3,549,565	$1,524,033	$608,714	$1,608,134
(510,172)	(355,063)	117,508	(44,143)	(357,462)	171,514
(130,154)	1,199,794	(2,749,281)	(6,874)	749,051	(1,737,104)

2,983,258	2,283,652	917,792	1,473,016	1,000,303	42,544

(3,956,147)	(1,586,592)	(3,401,294)	(1,752,483)	(666,317)	(1,586,773)

46,504,029	10,409,565	66,072,102	17,249,756	4,939,686	20,328,467
(2,575,251)	—	—	—	—	49,380
—	—	—	18,181	—	—

43,928,778	10,409,565	66,072,102	17,267,937	4,939,686	20,377,847

42,955,889	11,106,625	63,588,600	16,988,470	5,273,672	18,833,618

112,420,672	101,314,047	37,725,447	47,209,822	41,936,150	23,102,532

$155,376,561	$112,420,672	$101,314,047	$64,198,292	$47,209,822	$41,936,150

1,800,000	400,000	2,500,000	700,000	200,000	800,000
(100,000)	—	—	—	—	—
4,300,000	3,900,000	1,400,000	1,900,000	1,700,000	900,000

6,000,000	4,300,000	3,900,000	2,600,000	1,900,000	1,700,000

157

Statements of Changes in Net Assets (continued)

For the six months ended February 28, 2019, period June 1, 2018 through August 31, 2018 and the year ended May 31, 2018

(Unaudited)

	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
	Six Months Ended February 28, 2019	Three Months Ended August 31, 2018	Period Ended May 31, 2018(a)
Operations:
Net investment income	$940,310	$318,430	$299,644
Net realized gain (loss)	(212,549)	(93,697)	(6,154)
Net change in unrealized appreciation (depreciation)	214,213	309,348	(450,084)

Net increase (decrease) in net assets resulting from operations	941,974	534,081	(156,594)

Distributions to Shareholders from:
Distributable earnings	(958,354)	(308,124)	(234,120)

Shareholder Transactions:
Proceeds from shares sold	25,867,651	7,250,071	14,741,141
Transaction fees	34,766	5,944	23,476

Net increase in net assets resulting from shares transactions	25,902,417	7,256,015	14,764,617

Increase in Net Assets	25,886,037	7,481,972	14,373,903

Net Assets:
Beginning of period	21,855,875	14,373,903	—

End of period	$47,741,912	$21,855,875	$14,373,903

Changes in Shares Outstanding:
Shares sold	1,100,000	300,000	600,000
Shares outstanding, beginning of period	900,000	600,000	—

Shares outstanding, end of period	2,000,000	900,000	600,000

(a)	For the period September 27, 2017 (commencement of investment operations) through May 31, 2018.
(b)	For the period August 7, 2018 (commencement of investment operations) through August 31, 2018.
(c)	For the period October 2, 2018 (commencement of investment operations) through February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

158

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)		Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)	Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)	Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
Six Months Ended February 28, 2019	Period Ended August 31, 2018(b)	Period Ended February 28, 2019(c)	Period Ended February 28, 2019(c)	Period Ended February 28, 2019(c)	Period Ended February 28, 2019(c)

$158,682	$17,476	$160,593	$168,867	$172,747	$189,766
(48,506)	—	2,494	1,062	(5,249)	—
83,994	11,416	86,050	123,041	143,270	159,765

194,170	28,892	249,137	292,970	310,768	349,531

(172,962)	—	(181,188)	(174,664)	(172,304)	(195,521)

2,443,252	5,000,025	10,000,025	10,000,025	10,000,025	10,000,025
—	—	—	—	—	—

2,443,252	5,000,025	10,000,025	10,000,025	10,000,025	10,000,025

2,464,460	5,028,917	10,067,974	10,118,331	10,138,489	10,154,035

5,028,917	—	—	—	—	—

$7,493,377	$5,028,917	$10,067,974	$10,118,331	$10,138,489	$10,154,035

100,000	200,001	400,001	400,001	400,001	400,001
200,001	—	—	—	—	—

300,001	200,001	400,001	400,001	400,001	400,001

159

Financial Highlights

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,
					2018	2017		2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$21.03		$21.01		$21.21	$21.20		$21.18	$21.15	$20.94
Net investment income(a)	0.22		0.11		0.38	0.39		0.42	0.44	0.45
Net realized and unrealized gain (loss) on investments	0.05		0.03		(0.19)	(0.00	)(b)	0.02	0.03	0.19
Total from investment operations	0.27		0.14		0.19	0.39		0.44	0.47	0.64
Distributions to shareholders from:
Net investment income	(0.23)		(0.12)		(0.38)	(0.38)		(0.41)	(0.43)	(0.42)
Capital gains	—		—		(0.01)	—		(0.01)	(0.01)	(0.01)
Total distributions to shareholders	(0.23)		(0.12)		(0.39)	(0.38)		(0.42)	(0.44)	(0.43)
Net asset value at end of period	$21.07		$21.03		$21.01	$21.21		$21.20	$21.18	$21.15
Market price at end of period	$21.06	(c)	$21.08	(c)	$21.05 (c)	$21.27		$21.26	$21.21	$21.18
Net Asset Value Total Return(d)	1.31%		0.65%		0.93%	1.88%		2.14%	2.27%	3.13%
Market Price Total Return(d)	1.02%		0.70%		0.83%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,336,634		$1,170,372		$1,087,176	$967,189		$588,220	$343,078	$149,092
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10	%(e)	0.22%	0.24%		0.24%	0.24%	0.25%
Expenses, prior to Waivers	0.10	%(e)	0.10	%(e)	0.22%
Net investment income, after Waivers	2.15	%(e)	2.01	%(e)	1.81%	1.85%		2.03%	2.11%	2.19%
Portfolio turnover rate(f)	2%		3%		10%	10%		11%	5%	1%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

160

Financial Highlights (continued)

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,
					2018	2017		2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$21.04		$21.04		$21.46	$21.37		$21.38	$21.23	$20.94
Net investment income(a)	0.25		0.12		0.44	0.46		0.51	0.55	0.57
Net realized and unrealized gain (loss) on investments	0.08		0.01		(0.40)	0.08		(0.01)	0.13	0.25
Total from investment operations	0.33		0.13		0.04	0.54		0.50	0.68	0.82
Distributions to shareholders from:
Net investment income	(0.26)		(0.13)		(0.44)	(0.45)		(0.51)	(0.53)	(0.53)
Capital gains	—		—		(0.02)	(0.00	)(b)	—	—	(0.00	)(b)
Total distributions to shareholders	(0.26)		(0.13)		(0.46)	(0.45)		(0.51)	(0.53)	(0.53)
Net asset value at end of period	$21.11		$21.04		$21.04	$21.46		$21.37	$21.38	$21.23
Market price at end of period	$21.18	(c)	$21.10	(c)	$21.10 (c)	$21.52		$21.44	$21.44	$21.23
Net Asset Value Total Return(d)	1.59%		0.63%		0.17%	2.60%		2.39%	3.28%	4.02%
Market Price Total Return(d)	1.63%		0.63%		0.17%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,675,109		$1,243,280		$1,152,078	$930,225		$593,106	$311,088	$121,032
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10	%(e)	0.22%	0.24%		0.24%	0.24%	0.25%
Expenses, prior to Waivers	0.10	%(e)	0.10	%(e)	0.22%
Net investment income, after Waivers	2.44	%(e)	2.27	%(e)	2.08%	2.17%		2.43%	2.60%	2.75%
Portfolio turnover rate(f)	3%		1%		9%	8%		9%	4%	1%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

161

Financial Highlights (continued)

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,				For the Period July 17, 2013(a) Through May 31, 2014
					2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$20.74		$20.76		$21.31	$21.14	$21.11	$20.95	$19.96
Net investment income(b)	0.28		0.13		0.50	0.52	0.57	0.59	0.56
Net realized and unrealized gain (loss) on investments	0.13		(0.00	)(c)	(0.53)	0.16	0.01	0.15	0.90
Total from investment operations	0.41		0.13		(0.03)	0.68	0.58	0.74	1.46
Distributions to shareholders from:
Net investment income	(0.29)		(0.15)		(0.50)	(0.50)	(0.55)	(0.58)	(0.47)
Capital gains	(0.00	)(c)	—		(0.02)	(0.01)	—	—	—
Total distributions to shareholders	(0.29)		(0.15)		(0.52)	(0.51)	(0.55)	(0.58)	(0.47)
Net asset value at end of period	$20.86		$20.74		$20.76	$21.31	$21.14	$21.11	$20.95
Market price at end of period	$20.93	(d)	$20.81	(d)	$20.79 (d)	$21.36	$21.17	$21.18	$20.96
Net Asset Value Total Return(e)	2.00%		0.62%		(0.15)%	3.28%	2.81%	3.61%	7.43%
Market Price Total Return(e)	2.00%		0.81%		(0.25)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,408,063		$995,661		$921,704	$667,988	$361,425	$164,676	$47,148
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(f)	0.10	%(f)	0.22%	0.24%	0.24%	0.24%	0.24	%(f)
Expenses, prior to Waivers	0.10	%(f)	0.10	%(f)	0.22%
Net investment income, after Waivers	2.71	%(f)	2.57	%(f)	2.36%	2.44%	2.75%	2.84%	3.14	%(f)
Portfolio turnover rate(g)	2%		3%		7%	5%	6%	3%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

162

Financial Highlights (continued)

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,						For the Period July 17, 2013(a) Through May 31, 2014
					2018	2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$20.69		$20.69		$21.33	$21.08	$21.03		$20.86		$19.99
Net investment income(b)	0.30		0.15		0.54	0.55	0.59		0.62		0.60
Net realized and unrealized gain (loss) on investments	0.19		0.01		(0.64)	0.25	0.05		0.14		0.77
Total from investment operations	0.49		0.16		(0.10)	0.80	0.64		0.76		1.37
Distributions to shareholders from:
Net investment income	(0.32)		(0.16)		(0.53)	(0.54)	(0.59)		(0.59)		(0.50)
Capital gains	—		—		(0.01)	(0.01)	(0.00	)(c)	(0.00	)(c)	—
Total distributions to shareholders	(0.32)		(0.16)		(0.54)	(0.55)	(0.59)		(0.59)		(0.50)
Net asset value at end of period	$20.86		20.69		$20.69	$21.33	$21.08		$21.03		$20.86
Market price at end of period	$20.92	(d)	$20.74	(d)	$20.74 (d)	$21.37	$21.11		$21.05		$20.89
Net Asset Value Total Return(e)	2.38%		0.78%		(0.50)%	3.82%	3.15%		3.75%		7.15%
Market Price Total Return(e)	2.42%		0.77%		(0.45)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,098,333		$825,429		$760,420	$518,404	$306,685		$211,352		$34,411
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(f)	0.10	%(f)	0.22%	0.24%	0.24%		0.24%		0.25	%(f)
Expenses, prior to Waivers	0.10	%(f)	0.10	%(f)	0.22%
Net investment income, after Waivers	2.93	%(f)	2.80	%(f)	2.58%	2.63%	2.87%		2.99%		3.39	%(f)
Portfolio turnover rate(g)	2%		0	%(h)	8%	10%	5%		2%		1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

163

Financial Highlights (continued)

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,				For the Period September 17, 2014(a) Through May 31, 2015
					2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$20.27		$20.27		$20.97	$20.82	$20.56		$20.00
Net investment income(b)	0.31		0.15		0.58	0.61	0.65		0.44
Net realized and unrealized gain (loss) on investments	0.22		0.02		(0.68)	0.19	0.22		0.46
Total from investment operations	0.53		0.17		(0.10)	0.80	0.87		0.90
Distributions to shareholders from:
Net investment income	(0.33)		(0.17)		(0.56)	(0.60)	(0.61)		(0.34)
Capital gains	(0.00	)(c)	—		(0.04)	(0.05)	(0.00	)(c)	(0.00	)(c)
Total distributions to shareholders	(0.33)		(0.17)		(0.60)	(0.65)	(0.61)		(0.34)
Net asset value at end of period	$20.47		$20.27		$20.27	$20.97	$20.82		$20.56
Market price at end of period	$20.54	(d)	$20.31	(d)	$20.30 (d)	$21.03	$20.91		$20.58
Net Asset Value Total Return(e)	2.64%		0.84%		(0.50)%	3.92%	4.37%		4.50%
Market Price Total Return(e)	2.79%		0.88%		(0.65)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$613,969		$383,069		$349,603	$188,736	$131,162		$18,501
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(f)	0.10	%(f)	0.21%	0.24%	0.16	%(g)	0.24	%(f)
Expenses, prior to Waivers	0.10	%(f)	0.10	%(f)	0.22%	0.24%	0.22%		0.24	%(f)
Net investment income, after Waivers	3.15	%(f)	3.00	%(f)	2.80%	2.92%	3.21%		3.03	%(f)
Portfolio turnover rate(h)	3%		0	%(i)	7%	15%	7%		1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Reflects fees voluntarily waived or reimbursed by the Adviser.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

164

Financial Highlights (continued)

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,				For the Period September 17, 2014(a) Through May 31, 2015
					2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$20.15		$20.13		$20.88	$20.74	$20.52		$19.98
Net investment income(b)	0.34		0.17		0.64	0.64	0.67		0.45
Net realized and unrealized gain (loss) on investments	0.22		0.03		(0.76)	0.15	0.22		0.44
Total from investment operations	0.56		0.20		(0.12)	0.79	0.89		0.89
Distributions to shareholders from:
Net investment income	(0.36)		(0.18)		(0.63)	(0.62)	(0.65)		(0.35)
Capital gains	—		—		—	(0.03)	(0.02)		—
Total distributions to shareholders	(0.36)		(0.18)		(0.63)	(0.65)	(0.67)		(0.35)
Net asset value at end of period	$20.35		$20.15		$20.13	$20.88	$20.74		$20.52
Market price at end of period	$20.41	(c)	$20.20	(c)	$20.18 (c)	$20.92	$20.80		$20.51
Net Asset Value Total Return(d)	2.84%		1.01%		(0.62)%	3.88%	4.50%		4.37%
Market Price Total Return(d)	2.88%		1.01%		(0.58)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$396,773		$311,363		$292,963	$162,864	$96,423		$46,172
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10	%(e)	0.21%	0.24%	0.11	%(f)	0.24	%(e)
Expenses, prior to Waivers	0.10	%(e)	0.10	%(e)	0.22%	0.24%	0.21%		0.24	%(e)
Net investment income, after Waivers	3.41	%(e)	3.29	%(e)	3.10%	3.12%	3.33%		3.12	%(e)
Portfolio turnover rate(g)	3%		2%		5%	18%	9%		8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Reflects fees voluntarily waived or reimbursed by the Adviser.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

165

Financial Highlights (continued)

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,		For the Period October 7, 2015(a) Through May 31, 2016
					2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$19.89		$19.84		$20.67	$20.65	$20.02
Net investment income(b)	0.34		0.17		0.64	0.62	0.42
Net realized and unrealized gain (loss) on investments	0.23		0.07		(0.85)	0.05	0.53
Total from investment operations	0.57		0.24		(0.21)	0.67	0.95
Distributions to shareholders from:
Net investment income	(0.35)		(0.19)		(0.62)	(0.59)	(0.32)
Capital gains	—		—		—	(0.06)	—
Total distributions to shareholders	(0.35)		(0.19)		(0.62)	(0.65)	(0.32)
Net asset value at end of period	$20.11		$19.89		$19.84	$20.67	$20.65
Market price at end of period	$20.17	(c)	$19.96	(c)	$19.85 (c)	$20.71	$20.71
Net Asset Value Total Return(d)	2.92%		1.19%		(1.04)%	3.29%	4.81%
Market Price Total Return(d)	2.87%		1.50%		(1.19)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$205,159		$116,344		$104,181	$68,198	$27,878
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10	%(e)	0.22%	0.24%	0.24	%(e)
Expenses, prior to Waivers	0.10	%(e)	0.10	%(e)	0.22%
Net investment income, after Waivers	3.54	%(e)	3.38	%(e)	3.14%	3.04%	3.22	%(e)
Portfolio turnover rate(f)	1%		1%		14%	18%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

166

Financial Highlights (continued)

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Year Ended May 31, 2018		For the Period September 14, 2016(a) Through May 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$18.84		$18.82		$19.66		$19.88
Net investment income(b)	0.33		0.16		0.61		0.41
Net realized and unrealized gain (loss) on investments	0.18		0.04		(0.89)		(0.32)
Total from investment operations	0.51		0.20		(0.28)		0.09
Distributions to shareholders from:
Net investment income	(0.34)		(0.18)		(0.59)		(0.31)
Capital gains	(0.00	)(c)	—		(0.00	)(c)	—
Total distributions to shareholders	(0.34)		(0.18)		(0.59)		(0.31)
Transaction fees(b)	0.01		—		0.03		—
Net asset value at end of period	$19.02		$18.84		$18.82		$19.66
Market price at end of period	$19.06	(d)	$18.88	(d)	$18.81	(d)	$19.69
Net Asset Value Total Return(e)	2.81%		1.07%		(1.28)%		0.49%
Market Price Total Return(e)	2.80%		1.34%		(1.50)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$79,886		$53,693		$53,638		$26,538
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(f)	0.10	%(f)	0.21%		0.24	%(f)
Expenses, prior to Waivers	0.10	%(f)	0.10	%(f)	0.22%
Net investment income, after Waivers	3.53	%(f)	3.41	%(f)	3.16%		3.00	%(f)
Portfolio turnover rate(g)	1%		0%		0	%(h)	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

167

Financial Highlights (continued)

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		For the Period September 27, 2017(a) Through May 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$19.13		$19.10		$19.99
Net investment income(b)	0.35		0.17		0.44
Net realized and unrealized gain (loss) on investments	0.11		0.04		(1.03)
Total from investment operations	0.46		0.21		(0.59)
Distributions to shareholders from:
Net investment income	(0.36)		(0.19)		(0.34)
Transaction fees(b)	0.02		0.01		0.04
Net asset value at end of period	$19.25		$19.13		$19.10
Market price at end of period(c)	$19.32		$19.16		$19.09
Net Asset Value Total Return(d)	2.58%		1.16%		(2.77)%
Market Price Total Return(d)	2.79%		1.37%		(2.82)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$46,204		$25,822		$22,924
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10	%(e)	0.19	%(e)
Expenses, prior to Waivers	0.10	%(e)	0.10	%(e)	0.20	%(e)
Net investment income, after Waivers	3.81	%(e)	3.60	%(e)	3.35	%(e)
Portfolio turnover rate(f)	0%		0%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

	Six Months Ended February 28, 2019 (Unaudited)		For the Period August 7, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$20.06		$20.00
Net investment income(b)	0.40		0.05
Net realized and unrealized gain on investments	0.07		0.01
Total from investment operations	0.47		0.06
Distributions to shareholders from:
Net investment income	(0.38)		—
Net asset value at end of period	$20.15		$20.06
Market price at end of period(c)	$20.19		$20.09
Net Asset Value Total Return(d)	2.36%		0.30	%(e)
Market Price Total Return(d)	2.46%		0.45	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,114		$6,018
Ratio to average net assets of:
Expenses	0.10	%(f)	0.10	%(f)
Net investment income	4.09	%(f)	3.91	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (August 9, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.30%. The market price total return from Fund Inception to August 31, 2018 was 0.30%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

168

Financial Highlights (continued)

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,				For the Period September 24, 2013(a) Through May 31, 2014
					2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$24.23		$24.25		$24.61	$23.61	$25.38	$26.40	$25.03
Net investment income(b)	0.50		0.25		1.06	1.20	1.26	1.23	0.82
Net realized and unrealized gain (loss) on investments	(0.16)		0.01		(0.35)	0.97	(1.83)	(1.10)	1.12
Total from investment operations	0.34		0.26		0.71	2.17	(0.57)	0.13	1.94
Distributions to shareholders from:
Net investment income	(0.56)		(0.28)		(1.07)	(1.17)	(1.20)	(1.15)	(0.57)
Capital gains	—		—		—	—	—	—	(0.00	)(c)
Total distributions to shareholders	(0.56)		(0.28)		(1.07)	(1.17)	(1.20)	(1.15)	(0.57)
Net asset value at end of period	$24.01		$24.23		$24.25	$24.61	$23.61	$25.38	$26.40
Market price at end of period	$23.98	(d)	$24.26	(d)	$24.22 (d)	$24.67	$23.60	$25.43	$26.46
Net Asset Value Total Return(e)	1.43%		1.08%		2.95%	9.42%	(2.13)%	0.55%	7.80%
Market Price Total Return(e)	1.18%		1.33%		2.57%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,013,218		$1,136,609		$1,069,424	$770,438	$349,413	$147,190	$50,156
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(f)(g)	0.41	%(f)	0.43%	0.44%	0.43%	0.43%	0.43	%(f)
Expenses, prior to Waivers	0.42	%(f)(g)	0.42	%(f)
Net investment income, after Waivers	4.23	%(f)	4.04	%(f)	4.36%	4.97%	5.38%	4.86%	4.64	%(f)
Portfolio turnover rate(h)	31%		25%		47%	47%	21%	30%	38%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

169

Financial Highlights (continued)

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,				For the Period September 24, 2013(a) Through May 31, 2014
					2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$24.32		$24.27		$24.86	$23.48	$25.67	$26.43	$25.03
Net investment income(b)	0.59		0.30		1.17	1.27	1.28	1.27	0.82
Net realized and unrealized gain (loss) on investments	(0.23)		0.08		(0.59)	1.32	(2.24)	(0.82)	1.19
Total from investment operations	0.36		0.38		0.58	2.59	(0.96)	0.45	2.01
Distributions to shareholders from:
Net investment income	(0.64)		(0.33)		(1.17)	(1.21)	(1.23)	(1.19)	(0.61)
Capital gains	(0.02)		—		—	—	—	(0.02)	—
Total distributions to shareholders	(0.66)		(0.33)		(1.17)	(1.21)	(1.23)	(1.21)	(0.61)
Net asset value at end of period	$24.02		$24.32		$24.27	$24.86	$23.48	$25.67	$26.43
Market price at end of period	$24.12	(c)	$24.35	(c)	$24.24 (c)	$24.91	$23.53	$25.75	$26.49
Net Asset Value Total Return(d)	1.51%		1.56%		2.37%	11.29%	(3.64)%	1.82%	8.09%
Market Price Total Return(d)	1.81%		1.81%		2.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$992,145		$936,384		$827,638	$482,352	$154,968	$69,314	$29,075
Ratio to average net assets of:
Expenses, after Waivers	0.41	%(e)(f)	0.41	%(e)	0.43%	0.44%	0.43%	0.43%	0.43	%(e)
Expenses, prior to Waivers	0.42	%(e)(f)	0.42	%(e)
Net investment income, after Waivers	4.93	%(e)	4.87	%(e)	4.77%	5.24%	5.47%	4.98%	4.66	%(e)
Portfolio turnover rate(g)	41%		27%		45%	45%	13%	22%	22%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

170

Financial Highlights (continued)

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,			For the Period September 17, 2014(a) Through May 31, 2015
					2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$24.73		$24.62		$25.17	$23.85	$25.09	$25.00
Net investment income(b)	0.62		0.30		1.25	1.33	1.26	0.86
Net realized and unrealized gain (loss) on investments	(0.07)		0.14		(0.53)	1.24	(1.29)	(0.09)
Total from investment operations	0.55		0.44		0.72	2.57	(0.03)	0.77
Distributions to shareholders from:
Net investment income	(0.64)		(0.33)		(1.23)	(1.25)	(1.21)	(0.68)
Capital gains	(0.03)		—		(0.04)	—	—	—
Total distributions to shareholders	(0.67)		(0.33)		(1.27)	(1.25)	(1.21)	(0.68)
Net asset value at end of period	$24.61		$24.73		$24.62	$25.17	$23.85	$25.09
Market price at end of period	$24.68	(c)	$24.78	(c)	$24.58 (c)	$25.24	$23.92	$25.15
Net Asset Value Total Return(d)	2.30%		1.81%		2.92%	11.02%	0.04%	3.15%
Market Price Total Return(d)	2.39%		2.18%		2.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$649,682		$457,526		$391,478	$168,624	$50,093	$20,073
Ratio to average net assets of:
Expenses, after Waivers	0.41	%(e)(f)	0.41	%(e)	0.43%	0.44%	0.43%	0.43	%(e)
Expenses, prior to Waivers	0.42	%(e)(f)	0.42	%(e)
Net investment income, after Waivers	5.18	%(e)	4.87	%(e)	5.04%	5.44%	5.37%	4.93	%(e)
Portfolio turnover rate(g)	33%		14%		33%	50%	15%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

171

Financial Highlights (continued)

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,			For the Period September 17, 2014(a) Through May 31, 2015
					2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$24.56		$24.54		$25.46	$23.97	$25.22	$25.04
Net investment income(b)	0.67		0.33		1.36	1.36	1.28	0.86
Net realized and unrealized gain (loss) on investments	(0.18)		0.06		(0.91)	1.39	(1.30)	0.02
Total from investment operations	0.49		0.39		0.45	2.75	(0.02)	0.88
Distributions to shareholders from:
Net investment income	(0.70)		(0.37)		(1.37)	(1.26)	(1.21)	(0.70)
Capital gains	—		—		—	—	(0.02)	—
Total distributions to shareholders	(0.70)		(0.37)		(1.37)	(1.26)	(1.23)	(0.70)
Net asset value at end of period	$24.35		$24.56		$24.54	$25.46	$23.97	$25.22
Market price at end of period	$24.45	(c)	$24.61	(c)	$24.49 (c)	$25.52	$24.00	$25.17
Net Asset Value Total Return(d)	2.07%		1.59%		1.79%	11.74%	0.11%	3.77%
Market Price Total Return(d)	2.28%		2.00%		1.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$372,490		$243,192		$208,598	$129,836	$38,345	$15,130
Ratio to average net assets of:
Expenses, after Waivers	0.41	%(e)	0.42	%(e)	0.43%	0.44%	0.43%	0.43	%(e)
Expenses, prior to Waivers	0.42	%(e)
Net investment income, after Waivers	5.60	%(e)	5.34	%(e)	5.47%	5.50%	5.46%	4.92	%(e)
Portfolio turnover rate(f)	21%		17%		29%	17%	11%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

172

Financial Highlights (continued)

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Years Ended May 31,		For the Period October 7, 2015(a) Through May 31, 2016
					2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$26.14		$25.98		$26.95	$25.58	$24.97
Net investment income(b)	0.71		0.35		1.43	1.43	0.87
Net realized and unrealized gain (loss) on investments	(0.18)		0.20		(0.93)	1.27	0.40
Total from investment operations	0.53		0.55		0.50	2.70	1.27
Distributions to shareholders from:
Net investment income	(0.75)		(0.39)		(1.43)	(1.33)	(0.66)
Capital gains	(0.02)		—		(0.04)	—	—
Total distributions to shareholders	(0.77)		(0.39)		(1.47)	(1.33)	(0.66)
Net asset value at end of period	$25.90		$26.14		$25.98	$26.95	$25.58
Market price at end of period	$25.96	(c)	$26.22	(c)	$25.93 (c)	$27.03	$25.60
Net Asset Value Total Return(d)	2.12%		2.14%		1.90%	10.80%	5.20%
Market Price Total Return(d)	2.05%		2.65%		1.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$155,377		$112,421		$101,314	$37,725	$10,230
Ratio to average net assets of:
Expenses	0.42	%(e)	0.42	%(e)	0.43%	0.44%	0.43	%(e)
Net investment income	5.64	%(e)	5.39	%(e)	5.45%	5.45%	5.35	%(e)
Portfolio turnover rate(f)	10%		6%		18%	14%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

173

Financial Highlights (continued)

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		Year Ended May 31, 2018	For the Period September 14, 2016(a) Through May 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$24.85		$24.67		$25.67	$24.98
Net investment income(b)	0.66		0.33		1.30	0.91
Net realized and unrealized gain (loss) on investments	(0.08)		0.21		(1.02)	0.48
Total from investment operations	0.58		0.54		0.28	1.39
Distributions to shareholders from:
Net investment income	(0.70)		(0.36)		(1.27)	(0.70)
Capital gains	(0.05)		—		(0.05)	—
Total distributions to shareholders	(0.75)		(0.36)		(1.32)	(0.70)
Transaction fees(b)	0.01		—		0.04	—
Net asset value at end of period	$24.69		$24.85		$24.67	$25.67
Market price at end of period	$24.73	(c)	$24.92	(c)	$24.71 (c)	$25.65
Net Asset Value Total Return(d)	2.52%		2.22%		1.21%	5.67%
Market Price Total Return(d)	2.40%		2.34%		1.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$64,198		$47,210		$41,936	$23,103
Ratio to average net assets of:
Expenses	0.42	%(e)	0.42	%(e)	0.44%	0.42	%(e)
Net investment income	5.50	%(e)	5.30	%(e)	5.14%	5.10	%(e)
Portfolio turnover rate(f)	9%		8%		24%	7%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

174

Financial Highlights (continued)

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

	Six Months Ended February 28, 2019 (Unaudited)		Three Months Ended August 31, 2018		For the Period September 27, 2017(a) Through May 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$24.28		$23.96		$25.01
Net investment income(b)	0.74		0.38		0.90
Net realized and unrealized gain (loss) on investments	(0.44)		0.31		(1.29)
Total from investment operations	0.30		0.69		(0.39)
Distributions to shareholders from:
Net investment income	(0.74)		(0.38)		(0.73)
Transaction fees(b)	0.03		0.01		0.07
Net asset value at end of period	$23.87		$24.28		$23.96
Market price at end of period(c)	$23.92		$24.31		$24.03
Net Asset Value Total Return(d)	1.45%		2.94%		(1.31)%
Market Price Total Return(d)	1.55%		2.76%		(1.03)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$47,742		$21,856		$14,374
Ratio to average net assets of:
Expenses	0.42	%(e)	0.42	%(e)	0.42	%(e)
Net investment income	6.34	%(e)	6.33	%(e)	5.50	%(e)
Portfolio turnover rate(f)	7%		9%		5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

	Six Months Ended February 28, 2019 (Unaudited)		For the Period August 7, 2018(a) Through August 31, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$25.14		$25.00
Net investment income(b)	0.72		0.09
Net realized and unrealized gain (loss) on investments	(0.07)		0.05
Total from investment operations	0.65		0.14
Distributions to shareholders from:
Net investment income	(0.81)		—
Net asset value at end of period	$24.98		$25.14
Market price at end of period(c)	$25.00		$25.15
Net Asset Value Total Return(d)	2.63%		0.56	%(e)
Market Price Total Return(d)	2.77%		0.60	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,493		$5,029
Ratio to average net assets of:
Expenses	0.42	%(f)	0.42	%(f)
Net investment income	5.99	%(f)	5.54	%(f)
Portfolio turnover rate(g)	38%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (August 9, 2018, the first day of trading on the exchange) to August 31, 2018 was 0.48%. The market price total return from Fund Inception to August 31, 2018 was 0.56%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

175

Financial Highlights (continued)

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)

	For the Period October 2, 2018(a) Through February 28, 2019 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.40
Net realized and unrealized gain on investments	0.22
Total from investment operations	0.62
Distributions to shareholders from:
Net investment income	(0.44)
Capital gains	(0.01)
Total distributions to shareholders	(0.45)
Net asset value at end of period	$25.17
Market price at end of period(c)	$25.24
Net Asset Value Total Return(d)	2.52	%(e)
Market Price Total Return(d)	2.80	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,068
Ratio to average net assets of:
Expenses	0.29	%(f)
Net investment income	3.91	%(f)
Portfolio turnover rate(g)	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the exchange) to February 28, 2019 was 3.13%. The market price total return from Fund Inception to February 28, 2019 was 3.30%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

176

Financial Highlights (continued)

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)

	For the Period October 2, 2018(a) Through February 28, 2019 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.42
Net realized and unrealized gain on investments	0.32
Total from investment operations	0.74
Distributions to shareholders from:
Net investment income	(0.44)
Net asset value at end of period	$25.30
Market price at end of period(c)	$25.36
Net Asset Value Total Return(d)	2.98	%(e)
Market Price Total Return(d)	3.23	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,118
Ratio to average net assets of:
Expenses	0.29	%(f)
Net investment income	4.11	%(f)
Portfolio turnover rate(g)	9%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the exchange) to February 28, 2019 was 3.73%. The market price total return from Fund Inception to February 28, 2019 was 3.85%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

177

Financial Highlights (continued)

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

	For the Period October 2, 2018(a) Through February 28, 2019 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.43
Net realized and unrealized gain on investments	0.35
Total from investment operations	0.78
Distributions to shareholders from:
Net investment income	(0.43)
Net asset value at end of period	$25.35
Market price at end of period(c)	$25.39
Net Asset Value Total Return(d)	3.17	%(e)
Market Price Total Return(d)	3.33	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,138
Ratio to average net assets of:
Expenses	0.29	%(f)
Net investment income	4.22	%(f)
Portfolio turnover rate(g)	7%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the exchange) to February 28, 2019 was 4.00%. The market price total return from Fund Inception to February 28, 2019 was 4.00%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

178

Financial Highlights (continued)

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

	For the Period October 2, 2018(a) Through February 28, 2019 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.48
Net realized and unrealized gain on investments	0.40
Total from investment operations	0.88
Distributions to shareholders from:
Net investment income	(0.49)
Net asset value at end of period	$25.39
Market price at end of period(c)	$25.42
Net Asset Value Total Return(d)	3.58	%(e)
Market Price Total Return(d)	3.70	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,154
Ratio to average net assets of:
Expenses	0.29	%(f)
Net investment income	4.64	%(f)
Portfolio turnover rate(g)	0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the exchange) to February 28, 2019 was 4.49%. The market price total return from Fund Inception to February 28, 2019 was 4.45%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

179

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2019

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)	“BulletShares 2019 Corporate Bond ETF”
Invesco BulletShares 2020 Corporate Bond ETF (BSCK)	“BulletShares 2020 Corporate Bond ETF”
Invesco BulletShares 2021 Corporate Bond ETF (BSCL)	“BulletShares 2021 Corporate Bond ETF”
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)	“BulletShares 2022 Corporate Bond ETF”
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	“BulletShares 2023 Corporate Bond ETF”
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	“BulletShares 2024 Corporate Bond ETF”
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	“BulletShares 2025 Corporate Bond ETF”
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	“BulletShares 2026 Corporate Bond ETF”
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	“BulletShares 2027 Corporate Bond ETF”
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	“BulletShares 2028 Corporate Bond ETF”
Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)	“BulletShares 2019 High Yield Corporate Bond ETF”
Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)	“BulletShares 2020 High Yield Corporate Bond ETF”
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)	“BulletShares 2021 High Yield Corporate Bond ETF”
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)	“BulletShares 2022 High Yield Corporate Bond ETF”
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)	“BulletShares 2023 High Yield Corporate Bond ETF”
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	“BulletShares 2024 High Yield Corporate Bond ETF”
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	“BulletShares 2025 High Yield Corporate Bond ETF”
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	“BulletShares 2026 High Yield Corporate Bond ETF”
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)*	“BulletShares 2021 USD Emerging Markets Debt ETF”
Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)*	“BulletShares 2022 USD Emerging Markets Debt ETF”
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)*	“BulletShares 2023 USD Emerging Markets Debt ETF”
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)*	“BulletShares 2024 USD Emerging Markets Debt ETF”

*	Commenced operations on October 2, 2018.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
BulletShares 2019 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2019 Index
BulletShares 2020 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2020 Index
BulletShares 2021 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2021 Index
BulletShares 2022 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2022 Index
BulletShares 2023 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2023 Index
BulletShares 2024 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2024 Index
BulletShares 2025 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2025 Index
BulletShares 2026 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2026 Index

180

Fund	Underlying Index
BulletShares 2027 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2027 Index
BulletShares 2028 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2028 Index
BulletShares 2019 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2019 Index
BulletShares 2020 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2020 Index
BulletShares 2021 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2021 Index
BulletShares 2022 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2022 Index
BulletShares 2023 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2023 Index
BulletShares 2024 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index
BulletShares 2025 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2025 Index
BulletShares 2026 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2026 Index
BulletShares 2021 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2021 Index
BulletShares 2022 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2022 Index
BulletShares 2023 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2023 Index
BulletShares 2024 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2024 Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees.

181

Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities, which may have lower trading volumes.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

182

Sampling Risk. Each Fund’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, each Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of each Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of the return between each Fund and conventional ETFs.

Non-Investment Grade Securities Risk. Certain Funds invest in non-investment grade securities. The risk of investing in non-investment grade securities is a form of credit risk. Securities that are rated non-investment grade, commonly referred to as “junk bonds,” are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. Non-investment grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of non-investment grade securities have found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on non-investment grade securities will fluctuate. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which non-investment grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Funds could sell a particular non-investment grade security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the NAV of a Fund’s Shares. Adverse publicity and investor perceptions may decrease the values and liquidity of non-investment grade securities.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because each Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Emerging Markets Sovereign Debt Risk. For certain Funds, government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in

183

meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain for investments no longer held and as unrealized gain for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

184

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended February 28, 2019, all Funds (except BulletShares 2021 USD Emerging Markets Debt ETF) participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

185

J. Distributions from Distributable Earnings

In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the fiscal period ended August 31, 2018, distributions from distributable earnings consisted of distributions from net investment income.

For the fiscal year ended May 31, 2018, distributions from distributable earnings consisted of:

Fund	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gains
BulletShares 2019 Corporate Bond ETF	$18,662,295	$524,835
BulletShares 2020 Corporate Bond ETF	21,708,278	798,975
BulletShares 2021 Corporate Bond ETF	18,747,822	963,300
BulletShares 2022 Corporate Bond ETF	16,038,333	198,450
BulletShares 2023 Corporate Bond ETF	7,381,965	580,545
BulletShares 2024 Corporate Bond ETF	6,590,931	—
BulletShares 2025 Corporate Bond ETF	2,647,883	—
BulletShares 2026 Corporate Bond ETF	1,297,332	9,000
BulletShares 2027 Corporate Bond ETF(a)	237,726	—
BulletShares 2019 High Yield Corporate Bond ETF	39,840,911	—
BulletShares 2020 High Yield Corporate Bond ETF	30,258,164	—
BulletShares 2021 High Yield Corporate Bond ETF	13,091,402	498,520
BulletShares 2022 High Yield Corporate Bond ETF	8,742,614	—
BulletShares 2023 High Yield Corporate Bond ETF	3,315,734	85,560
BulletShares 2024 High Yield Corporate Bond ETF	1,519,123	67,650
BulletShares 2025 High Yield Corporate Bond ETF(a)	234,120	—

(a)	For the fiscal period September 27, 2017 (commencement of investment operations) through May 31, 2018.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets as stated below.

Fund	Unitary Management Fees (as a % of Net Assets)
BulletShares 2019 Corporate Bond ETF	0.10%
BulletShares 2020 Corporate Bond ETF	0.10%
BulletShares 2021 Corporate Bond ETF	0.10%
BulletShares 2022 Corporate Bond ETF	0.10%
BulletShares 2023 Corporate Bond ETF	0.10%
BulletShares 2024 Corporate Bond ETF	0.10%
BulletShares 2025 Corporate Bond ETF	0.10%
BulletShares 2026 Corporate Bond ETF	0.10%
BulletShares 2027 Corporate Bond ETF	0.10%
BulletShares 2028 Corporate Bond ETF	0.10%
BulletShares 2019 High Yield Corporate Bond ETF	0.42%
BulletShares 2020 High Yield Corporate Bond ETF	0.42%
BulletShares 2021 High Yield Corporate Bond ETF	0.42%
BulletShares 2022 High Yield Corporate Bond ETF	0.42%
BulletShares 2023 High Yield Corporate Bond ETF	0.42%

186

Fund	Unitary Management Fees (as a % of Net Assets)
BulletShares 2024 High Yield Corporate Bond ETF	0.42%
BulletShares 2025 High Yield Corporate Bond ETF	0.42%
BulletShares 2026 High Yield Corporate Bond ETF	0.42%
BulletShares 2021 USD Emerging Markets Debt ETF	0.29%
BulletShares 2022 USD Emerging Markets Debt ETF	0.29%
BulletShares 2023 USD Emerging Markets Debt ETF	0.29%
BulletShares 2024 USD Emerging Markets Debt ETF	0.29%

Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses (as set forth in the Investment Advisory Agreement).

Except for BulletShares 2028 Corporate Bond ETF, BulletShares 2026 High Yield Corporate Bond ETF, BulletShares 2021 USD Emerging Markets Debt ETF, BulletShares 2022 USD Emerging Markets Debt ETF, BulletShares 2023 USD Emerging Markets Debt ETF, and BulletShares 2024 USD Emerging Markets Debt ETF, the Adviser has agreed to waive a portion of each Fund’s unitary management fee to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and litigation expenses, and extraordinary expenses) from exceeding such Fund’s unitary management fee through at least (i) April 6, 2020 for each such Fund except BulletShares 2025 High Yield Corporate Bond ETF, and (ii) May 18, 2020 for BulletShares 2025 High Yield Corporate Bond ETF.

Additionally, through at least August 31, 2020 the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended February 28, 2019, the Adviser waived fees for each Fund in the following amounts:

BulletShares 2019 Corporate Bond ETF	$28,574
BulletShares 2020 Corporate Bond ETF	5,432
BulletShares 2021 Corporate Bond ETF	3,901
BulletShares 2022 Corporate Bond ETF	4,306
BulletShares 2023 Corporate Bond ETF	2,442
BulletShares 2024 Corporate Bond ETF	1,767
BulletShares 2025 Corporate Bond ETF	914
BulletShares 2026 Corporate Bond ETF	305
BulletShares 2027 Corporate Bond ETF	198
BulletShares 2028 Corporate Bond ETF	116
BulletShares 2019 High Yield Corporate Bond ETF	20,097
BulletShares 2020 High Yield Corporate Bond ETF	26,082
BulletShares 2021 High Yield Corporate Bond ETF	13,733
BulletShares 2022 High Yield Corporate Bond ETF	7,195
BulletShares 2023 High Yield Corporate Bond ETF	2,039
BulletShares 2024 High Yield Corporate Bond ETF	381
BulletShares 2025 High Yield Corporate Bond ETF	377
BulletShares 2026 High Yield Corporate Bond ETF	94
BulletShares 2021 USD Emerging Markets Debt ETF(a)	80
BulletShares 2022 USD Emerging Markets Debt ETF(a)	75
BulletShares 2023 USD Emerging Markets Debt ETF(a)	78
BulletShares 2024 USD Emerging Markets Debt ETF(a)	27

(a)	For the period October 2, 2018 (commencement of investment operations) through February 28, 2019.

187

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

“Nasdaq” is a trademark of The Nasdaq OMX Group, Inc. and has been licensed for use in the name of each Underlying Index by the Licensor. “BulletShares®” and the name of each Underlying Index are trademarks of the Licensor and have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six-month period ended February 28, 2019, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gain (Loss)
BulletShares 2019 Corporate Bond ETF	$4,025,206	$1,938,302	$(33,919)
BulletShares 2020 Corporate Bond ETF	5,476,978	436,587	(7,766)
BulletShares 2021 Corporate Bond ETF	3,085,838	2,793,559	(49,540)
BulletShares 2022 Corporate Bond ETF	3,571,829	—	—
BulletShares 2023 Corporate Bond ETF	1,348,651	—	—
BulletShares 2024 Corporate Bond ETF	763,041	—	—
BulletShares 2025 Corporate Bond ETF	955,360	—	—
BulletShares 2026 Corporate Bond ETF	103,471	—	—
BulletShares 2019 High Yield Corporate Bond ETF	92,762,798	39,435,541	(1,454,130)
BulletShares 2020 High Yield Corporate Bond ETF	3,677,005	27,814,491	(385,647)
BulletShares 2021 High Yield Corporate Bond ETF	12,267,885	46,542,147	92,010
BulletShares 2022 High Yield Corporate Bond ETF	13,948,790	14,085,434	(107,383)
BulletShares 2023 High Yield Corporate Bond ETF	5,688,762	1,883,963	(31,269)
BulletShares 2024 High Yield Corporate Bond ETF	4,133,061	993,360	(5,802)
BulletShares 2025 High Yield Corporate Bond ETF	4,327,403	163,467	(3,206)
BulletShares 2026 High Yield Corporate Bond ETF	—	103,471	530

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

188

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
BulletShares 2019 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,241,855,295	$—	$1,241,855,295
Money Market Funds	102,177,700	—	—	102,177,700

Total Investments	$102,177,700	$1,241,855,295	$—	$1,344,032,995

BulletShares 2020 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,655,638,606	$—	$1,655,638,606
Money Market Funds	9,276,235	—	—	9,276,235

Total Investments	$9,276,235	$1,655,638,606	$—	$1,664,914,841

BulletShares 2021 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,396,335,895	$—	$1,396,335,895
Money Market Funds	23,486,835	—	—	23,486,835

Total Investments	$23,486,835	$1,396,335,895	$—	$1,419,822,730

BulletShares 2022 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,086,542,487	$—	$1,086,542,487
Money Market Funds	8,866,221	—	—	8,866,221

Total Investments	$8,866,221	$1,086,542,487	$—	$1,095,408,708

BulletShares 2023 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$603,522,394	$—	$603,522,394
Money Market Funds	7,224,765	—	—	7,224,765

Total Investments	$7,224,765	$603,522,394	$—	$610,747,159

BulletShares 2024 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$390,631,872	$—	$390,631,872
Money Market Funds	4,442,944	—	—	4,442,944

Total Investments	$4,442,944	$390,631,872	$—	$395,074,816

BulletShares 2025 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$202,319,239	$—	$202,319,239
Money Market Funds	4,526,287	—	—	4,526,287

Total Investments	$4,526,287	$202,319,239	$—	$206,845,526

BulletShares 2026 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$78,857,407	$—	$78,857,407
Money Market Funds	1,051,405	—	—	1,051,405

Total Investments	$1,051,405	$78,857,407	$—	$79,908,812

189

	Level 1	Level 2	Level 3	Total
BulletShares 2027 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$45,530,799	$—	$45,530,799
Money Market Funds	1,490,665	—	—	1,490,665

Total Investments	$1,490,665	$45,530,799	$—	$47,021,464

BulletShares 2028 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	14,783,807	$—	$14,783,807
Money Market Funds	1,052,925	—	—	1,052,925

Total Investments	$1,052,925	$14,783,807	$—	$15,836,732

BulletShares 2019 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$861,786,611	$—	$861,786,611
U.S. Treasury Securities	—	140,285,411	—	140,285,411
Money Market Funds	25,256,791	—	—	25,256,791

Total Investments	$25,256,791	$1,002,072,022	$—	$1,027,328,813

BulletShares 2020 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$948,365,027	$—	$948,365,027
Money Market Funds	74,931,660	—	—	74,931,660

Total Investments	$74,931,660	$948,365,027	$—	$1,023,296,687

BulletShares 2021 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$619,781,605	$—	$619,781,605
Money Market Funds	66,234,363	—	—	66,234,363

Total Investments	$66,234,363	$619,781,605	$—	$686,015,968

BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$356,606,013	$—	$356,606,013
Money Market Funds	33,581,404	—	—	33,581,404

Total Investments	$33,581,404	$356,606,013	$—	$390,187,417

BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$151,872,937	$—	$151,872,937
Money Market Funds	15,847,361	—	—	15,847,361

Total Investments	$15,847,361	$151,872,937	$—	$167,720,298

BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$63,130,461	$—	$63,130,461
Money Market Funds	3,954,953	—	—	3,954,953

Total Investments	$3,954,953	$63,130,461	$—	$67,085,414

BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$45,748,166	$—	$45,748,166
Money Market Funds	4,787,362	—	—	4,787,362

Total Investments	$4,787,362	$45,748,166	$—	$50,535,528

190

	Level 1	Level 2	Level 3	Total
BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$7,248,373	$—	$7,248,373
Money Market Funds	388,854	—	—	388,854

Total Investments	$388,854	$7,248,373	$—	$7,637,227

BulletShares 2021 USD Emerging Markets Debt ETF
Investments in Securities
Corporate Bonds	$—	$6,703,451	$—	$6,703,451
Sovereign Debt Obligations	—	3,235,914	—	3,235,914
Money Market Fund	12,109	—	—	12,109

Total Investments	$12,109	$9,939,365	$—	$9,951,474

BulletShares 2022 USD Emerging Markets Debt ETF
Investments in Securities
Corporate Bonds	$—	$7,762,520	$—	$7,762,520
Sovereign Debt Obligations	—	2,172,098	—	2,172,098
Money Market Funds	131,547	—	—	131,547

Total Investments	$131,547	$9,934,618	$—	$10,066,165

BulletShares 2023 USD Emerging Markets Debt ETF
Investments in Securities
Corporate Bonds	$—	$7,267,977	$—	$7,267,977
Sovereign Debt Obligations	—	2,692,552	—	2,692,552
Money Market Funds	231,798	—	—	231,798

Total Investments	$231,798	$9,960,529	$—	$10,192,327

BulletShares 2024 USD Emerging Markets Debt ETF
Investments in Securities
Corporate Bonds	$—	$7,136,525	$—	$7,136,525
Sovereign Debt Obligations	—	2,888,271	—	2,888,271
Money Market Fund	198,201	—	—	198,201

Total Investments	$198,201	$10,024,796	$—	$10,222,997

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had the following capital loss carryforwards as of August 31, 2018:

	Post-effective/no expiration
	Short-term	Long-Term	Total*
BulletShares 2019 Corporate Bond ETF	$38,936	$128,024	$166,960
BulletShares 2020 Corporate Bond ETF	61,960	197,504	259,464
BulletShares 2021 Corporate Bond ETF	368,645	108,341	476,986
BulletShares 2022 Corporate Bond ETF	148,240	23,925	172,165

191

	Post-effective/no expiration
	Short-term	Long-Term	Total*
BulletShares 2023 Corporate Bond ETF	$15,088	$—	$15,088
BulletShares 2024 Corporate Bond ETF	666,621	125,464	792,085
BulletShares 2025 Corporate Bond ETF	243,476	26,404	269,880
BulletShares 2026 Corporate Bond ETF	—	—	—
BulletShares 2027 Corporate Bond ETF	—	—	—
BulletShares 2028 Corporate Bond ETF	—	—	—
BulletShares 2019 High Yield Corporate Bond ETF	5,283,358	3,601,786	8,885,144
BulletShares 2020 High Yield Corporate Bond ETF	5,953,610	2,547,979	8,501,589
BulletShares 2021 High Yield Corporate Bond ETF	2,275,478	884,302	3,159,780
BulletShares 2022 High Yield Corporate Bond ETF	1,190,039	977,408	2,167,447
BulletShares 2023 High Yield Corporate Bond ETF	10,504	344,487	354,991
BulletShares 2024 High Yield Corporate Bond ETF	207,647	149,815	357,462
BulletShares 2025 High Yield Corporate Bond ETF	99,851	—	99,851
BulletShares 2026 High Yield Corporate Bond ETF	—	—	—

*

Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of securities, (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any), were as follows:

	Purchases	Sales
BulletShares 2019 Corporate Bond ETF	$19,570,894	$287,748,975
BulletShares 2020 Corporate Bond ETF	260,139,565	43,650,627
BulletShares 2021 Corporate Bond ETF	284,603,470	19,763,303
BulletShares 2022 Corporate Bond ETF	214,488,625	15,206,814
BulletShares 2023 Corporate Bond ETF	188,907,899	12,726,095
BulletShares 2024 Corporate Bond ETF	64,318,452	11,070,706
BulletShares 2025 Corporate Bond ETF	57,204,403	1,789,000
BulletShares 2026 Corporate Bond ETF	25,095,795	355,517
BulletShares 2027 Corporate Bond ETF	19,415,995	—
BulletShares 2028 Corporate Bond ETF	8,679,186	—
BulletShares 2019 High Yield Corporate Bond ETF	310,974,475	479,878,360
BulletShares 2020 High Yield Corporate Bond ETF	448,152,446	371,692,825
BulletShares 2021 High Yield Corporate Bond ETF	305,158,162	167,608,454
BulletShares 2022 High Yield Corporate Bond ETF	141,035,066	58,867,523
BulletShares 2023 High Yield Corporate Bond ETF	35,516,765	13,054,461
BulletShares 2024 High Yield Corporate Bond ETF	14,866,780	5,078,871
BulletShares 2025 High Yield Corporate Bond ETF	23,992,140	2,064,804
BulletShares 2026 High Yield Corporate Bond ETF	4,380,425	2,085,468
BulletShares 2021 USD Emerging Markets Debt ETF(a)	10,702,642	836,033
BulletShares 2022 USD Emerging Markets Debt ETF(a)	10,702,521	892,954
BulletShares 2023 USD Emerging Markets Debt ETF(a)	10,495,466	682,362
BulletShares 2024 USD Emerging Markets Debt ETF(a)	9,880,255	7,742

(a)	For the period October 2, 2018 (commencement of investment operations) through February 28, 2019.

192

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for BulletShares 2019 High Yield Corporate Bond ETF amounted to $0 and $0, respectively. For the six-month period ended February 28, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
BulletShares 2019 Corporate Bond ETF	$7,030,446	$5,148,274
BulletShares 2020 Corporate Bond ETF	191,957,589	—
BulletShares 2021 Corporate Bond ETF	137,536,624	—
BulletShares 2022 Corporate Bond ETF	61,409,676	—
BulletShares 2023 Corporate Bond ETF	42,064,011	—
BulletShares 2024 Corporate Bond ETF	27,016,953	—
BulletShares 2025 Corporate Bond ETF	29,425,850	—
BulletShares 2026 Corporate Bond ETF	—	—
BulletShares 2027 Corporate Bond ETF	—	—
BulletShares 2028 Corporate Bond ETF	—	—
BulletShares 2019 High Yield Corporate Bond ETF	27,152,627	40,319,949
BulletShares 2020 High Yield Corporate Bond ETF	45,765,350	67,527,194
BulletShares 2021 High Yield Corporate Bond ETF	47,397,297	4,592,803
BulletShares 2022 High Yield Corporate Bond ETF	40,302,000	—
BulletShares 2023 High Yield Corporate Bond ETF	22,861,445	2,534,105
BulletShares 2024 High Yield Corporate Bond ETF	7,331,755	—
BulletShares 2025 High Yield Corporate Bond ETF	2,372,400	—
BulletShares 2026 High Yield Corporate Bond ETF	—	—
BulletShares 2021 USD Emerging Markets Debt ETF(a)	—	—
BulletShares 2022 USD Emerging Markets Debt ETF(a)	—	—
BulletShares 2023 USD Emerging Markets Debt ETF(a)	—	—
BulletShares 2024 USD Emerging Markets Debt ETF(a)	—	—

(a)	For the period October 2, 2018 (commencement of investment operations) through February 28, 2019.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
BulletShares 2019 Corporate Bond ETF	$141,900	$(1,658,072)	$(1,516,172)	$1,345,549,167
BulletShares 2020 Corporate Bond ETF	1,091,456	(7,128,165)	(6,036,709)	1,670,951,550
BulletShares 2021 Corporate Bond ETF	2,143,167	(7,324,323)	(5,181,156)	1,425,003,886
BulletShares 2022 Corporate Bond ETF	2,434,465	(6,407,545)	(3,973,080)	1,099,381,788
BulletShares 2023 Corporate Bond ETF	3,112,335	(3,782,849)	(670,514)	611,417,673
BulletShares 2024 Corporate Bond ETF	1,569,206	(3,243,968)	(1,674,762)	396,749,578
BulletShares 2025 Corporate Bond ETF	991,966	(1,250,594)	(258,628)	207,104,154
BulletShares 2026 Corporate Bond ETF	231,197	(1,235,262)	(1,004,065)	80,912,877
BulletShares 2027 Corporate Bond ETF	341,374	(517,407)	(176,033)	47,197,497
BulletShares 2028 Corporate Bond ETF	238,786	(19,389)	219,397	15,617,335
BulletShares 2019 High Yield Corporate Bond ETF	4,153,548	(1,790,759)	2,362,789	1,024,966,024
BulletShares 2020 High Yield Corporate Bond ETF	5,699,468	(5,283,508)	415,960	1,022,880,727
BulletShares 2021 High Yield Corporate Bond ETF	6,032,336	(4,128,014)	1,904,322	684,111,646
BulletShares 2022 High Yield Corporate Bond ETF	4,078,015	(2,963,759)	1,114,256	389,073,161

193

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
BulletShares 2023 High Yield Corporate Bond ETF	$1,768,187	$(2,421,138)	$(652,951)	$168,373,249
BulletShares 2024 High Yield Corporate Bond ETF	519,204	(1,238,751)	(719,547)	67,804,961
BulletShares 2025 High Yield Corporate Bond ETF	789,476	(715,999)	73,477	50,462,051
BulletShares 2026 High Yield Corporate Bond ETF)	137,934	(42,524)	95,410	7,541,817
BulletShares 2021 USD Emerging Markets Debt ETF*	90,663	(4,613)	86,050	9,865,424
BulletShares 2022 USD Emerging Markets Debt ETF*	131,187	(8,146)	123,041	9,943,124
BulletShares 2023 USD Emerging Markets Debt ETF*	160,918	(17,648)	143,270	10,049,057
BulletShares 2024 USD Emerging Markets Debt ETF*	186,659	(26,894)	159,765	10,063,232

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an ‘Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ Fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are issued and redeemed by the Funds only in Creation Units of 150,000 for BulletShares 2019 Corporate Bond ETF, BulletShares 2020 Corporate Bond ETF, BulletShares 2021 Corporate Bond ETF, BulletShares 2022 Corporate Bond ETF, BulletShares 2023 Corporate Bond ETF, BulletShares 2024 Corporate Bond ETF, BulletShares 2025 Corporate Bond ETF, BulletShares 2026 Corporate Bond ETF, BulletShares 2027 Corporate Bond ETF and BulletShares 2028 Corporate Bond ETF and 100,000 for BulletShares 2019 High Yield Corporate Bond ETF, BulletShares 2020 High Yield Corporate Bond ETF, BulletShares 2021 High Yield Corporate Bond ETF, BulletShares 2022 High Yield Corporate Bond ETF, BulletShares 2023 High Yield Corporate Bond ETF, BulletShares 2024 High Yield Corporate Bond ETF, BulletShares 2025 High Yield Corporate Bond ETF, BulletShares 2026 High Yield Corporate Bond ETF, BulletShares 2021 USD Emerging Markets Debt ETF, BulletShares 2022 USD Emerging Markets Debt ETF, BulletShares 2023 USD Emerging Markets Debt ETF, and BulletShares 2024 USD Emerging Markets Debt ETF. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally in exchange for the deposit or delivery of cash. However, the Funds also reserve the right to permit or require Creation Units to be issued in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”).

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

194

Fees and Expenses

As a shareholder of the below series of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

In addition to the fees and expenses which the Invesco BulletShares 2019 High Yield Corporate Bond ETF, Invesco BulletShares 2020 High Yield Corporate Bond ETF and Invesco BulletShares 2021 High Yield Corporate Bond ETF (collectively the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)
Actual	$1,000.00	$1,013.09	0.10%	$0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50
Invesco BulletShares 2020 Corporate Bond ETF (BSCK)
Actual	1,000.00	1,015.90	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50
Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Actual	1,000.00	1,020.01	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Actual	1,000.00	1,023.79	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

195

Fees and Expenses (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Actual	$1,000.00	$1,026.43		0.10%	$0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Actual	1,000.00	1,028.39		0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Actual	1,000.00	1,029.25		0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Actual	1,000.00	1,028.05		0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Actual	1,000.00	1,025.83		0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
Actual	1,000.00	1,024.10		0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50
Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)
Actual	1,000.00	1,014.25		0.42	2.10
Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11
Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)
Actual	1,000.00	1,015.11		0.41	2.05
Hypothetical (5% return before expenses)	1,000.00	1,022.76		0.41	2.06
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
Actual	1,000.00	1,023.01		0.41	2.06
Hypothetical (5% return before expenses)	1,000.00	1,022.76		0.41	2.06
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Actual	1,000.00	1,020.68		0.41	2.05
Hypothetical (5% return before expenses)	1,000.00	1,022.76		0.41	2.06
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Actual	1,000.00	1,021.24		0.42	2.10
Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Actual	1,000.00	1,025.15		0.42	2.11
Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Actual	1,000.00	1,014.55		0.42	2.10
Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
Actual	1,000.00	1,027.10		0.42	2.11
Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
Actual	1,000.00	1,031.34	(2)	0.29	1.21	(3)
Hypothetical (5% return before expenses)	1,000.00	1,023.36	(2)	0.29	1.45	(3)
Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)
Actual	1,000.00	1,037.30	(2)	0.29	1.21	(3)
Hypothetical (5% return before expenses)	1,000.00	1,023.36	(2)	0.29	1.45	(3)

196

Fees and Expenses (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
Actual	$1,000.00	$1,040.03	(2)	0.29%	$1.22	(3)
Hypothetical (5% return before expenses)	1,000.00	1,023.36	(2)	0.29	1.45	(3)
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
Actual	1,000.00	1,044.90	(2)	0.29	1.22	(3)
Hypothetical (5% return before expenses)	1,000.00	1,023.36	(2)	0.29	1.45	(3)

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period October 2, 2018 (commencement of investment operations) through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 2, 2018 (commencement of investment operations) to February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 150/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

197

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor). The Trust’s Forms N-Q (or any successor) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SIFT-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee of the Board (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Registrant is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Registrant as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On May 2, 2018, the SEC proposed amendments to the Loan Rule that, if adopted as proposed, would address many of the issues that led to the issuance of the no-action letter.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Registrant within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications , PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the

Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Registrant’s registered public accounting firm. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Registrant intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Registrant may need to take other action in order for the Registrant’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Registrant to issue new shares or have other material adverse effects on the Registrant. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two additional matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC Manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	5/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	5/6/2019

By:	/s/ Kelli Gallegos

Name:	Kelli Gallegos
Title:	Treasurer

Date:	5/6/2019